Portfolio of Investments
Growth & Income Fund January 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 1 .6%
1,851,832 BorgWarner, Inc $ 62,777,105
163,147 (a) Tesla, Inc 30,555,801
TOTAL AUTOMOBILES & COMPONENTS 93,332,906
BANKS - 1 .8%
2,076,441 Wells Fargo & Co 104,195,809
TOTAL BANKS 104,195,809
CAPITAL GOODS - 7 .7%
441,506 Dover Corp 66,128,768
324,684 Honeywell International, Inc 65,670,586
259,819 Hubbell, Inc 87,187,462
139,958 United Rentals, Inc 87,529,733
83,084 W.W. Grainger, Inc 74,413,354
548,058 Westinghouse Air Brake Technologies Corp 72,107,991
TOTAL CAPITAL GOODS 453,037,894
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8 .0%
1,587,944 (a) Amazon.com, Inc 246,448,909
335,642 Home Depot, Inc 118,468,200
486,362 Lowe's Cos, Inc 103,517,288
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 468,434,397
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .6%
49,333 Costco Wholesale Corp 34,280,515
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 34,280,515
ENERGY - 4 .7%
568,842 Chevron Corp 83,864,376
383,628 EOG Resources, Inc 43,653,030
989,104 Exxon Mobil Corp 101,689,782
333,014 Valero Energy Corp 46,255,645
TOTAL ENERGY 275,462,833
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .1%
881,239 Simon Property Group, Inc 122,148,538
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 122,148,538
FINANCIAL SERVICES - 10 .5%
327,012 American Express Co 65,644,389
353,981 Ameriprise Financial, Inc 136,930,470
502,837 Ares Management Corp 61,084,639
2,083,864 Bank of New York Mellon Corp 115,571,097
248,209 Mastercard, Inc (Class A) 111,502,929
471,860 Visa, Inc (Class A) 128,940,464
TOTAL FINANCIAL SERVICES 619,673,988
HEALTH CARE EQUIPMENT & SERVICES - 9 .7%
732,070 Abbott Laboratories 82,833,721
945,194 (a) Boston Scientific Corp 59,792,972
1,068,768 Cardinal Health, Inc 116,698,778
343,215 Cigna Group 103,290,554
407,634 Laboratory Corp of America Holdings 90,617,038
235,202 UnitedHealth Group, Inc 120,362,272
TOTAL HEALTH CARE EQUIPMENT & SERVICES 573,595,335
INSURANCE - 5 .5%
1,821,928 American International Group, Inc 126,642,215
815,203 (a) Arch Capital Group Ltd 67,197,184
523,976 Chubb Ltd 128,374,120
TOTAL INSURANCE 322,213,519

Growth & Income Fund January 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS - 1 .9%
859,785 Corteva, Inc $ 39,103,022
185,021 Linde plc 74,902,051
TOTAL MATERIALS 114,005,073
MEDIA & ENTERTAINMENT - 7 .7%
851,315 (a) Alphabet, Inc 120,716,467
940,856 (a) Alphabet, Inc (Class A) 131,813,925
517,835 (a) Meta Platforms, Inc 202,028,147
TOTAL MEDIA & ENTERTAINMENT 454,558,539
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4 .3%
1,679,897 Bristol-Myers Squibb Co 82,096,566
1,403,661 Merck & Co, Inc 169,534,176
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 251,630,742
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10 .1%
117,946 Broadcom, Inc 139,176,280
106,336 Lam Research Corp 87,745,277
441,067 Nvidia Corp 271,375,293
634,758 QUALCOMM, Inc 94,267,911
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 592,564,761
SOFTWARE & SERVICES - 13 .1%
1,242,635 Microsoft Corp 494,046,823
1,167,468 Oracle Corp 130,406,176
230,320 (a) Palo Alto Networks, Inc 77,965,623
126,307 (a) Synopsys, Inc 67,365,839
TOTAL SOFTWARE & SERVICES 769,784,461
TECHNOLOGY HARDWARE & EQUIPMENT - 7 .6%
2,080,361 Apple, Inc 383,618,568
240,542 (a) Arista Networks, Inc 62,223,405
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 445,841,973
UTILITIES - 2 .7%
945,741 Alliant Energy Corp 46,019,757
655,344 American Electric Power Co, Inc 51,208,580
1,009,671 NextEra Energy, Inc 59,197,011
TOTAL UTILITIES 156,425,348
TOTAL COMMON STOCKS 5,851,186,631
(Cost $3,670,491,950)
TOTAL LONG-TERM INVESTMENTS 5,851,186,631
(Cost $3,670,491,950)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0 .0%
$ 3,000,000 Tennessee Valley Authority (TVA) 0 .010% 02/14/24 2,993,933
TOTAL GOVERNMENT AGENCY DEBT 2,993,933
REPURCHASE AGREEMENT - 0 .1%
6,553,000 (b) Fixed Income Clearing Corp (FICC) 5 .320 02/01/24 6,553,000
TOTAL REPURCHASE AGREEMENT 6,553,000
TREASURY DEBT - 0 .1%
330,000 United States Treasury Bill 0 .010 02/27/24 328,746

PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
TREASURY DEBT—continued
$ 5,000,000 United States Treasury Bill 0 .010% 03/07/24 $ 4,974,378
TOTAL TREASURY DEBT 5,303,124
TOTAL SHORT-TERM INVESTMENTS 14,850,057
(Cost $14,850,346)
TOTAL INVESTMENTS - 99.8% 5,866,036,688
(Cost $3,685,342,296)
OTHER ASSETS & LIABILITIES, NET - 0.2% 11,363,221
NET ASSETS - 100.0% $ 5,877,399,909
(a)
Non-income producing
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 1/31/24 to be repurchased at $6,553,968 on 2/1/24, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 1/15/27, valued at $6,684,072.

Large-Cap Growth Fund January 31, 2024
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 0 .7%
214,264 (a) Tesla, Inc $ 40,129,505
TOTAL AUTOMOBILES & COMPONENTS 40,129,505
CAPITAL GOODS - 2 .8%
551,359 (a) Boeing Co 116,358,803
233,194 Honeywell International, Inc 47,165,819
TOTAL CAPITAL GOODS 163,524,622
COMMERCIAL & PROFESSIONAL SERVICES - 1 .9%
675,444 Experian Group Ltd 28,113,594
213,348 Verisk Analytics, Inc 51,529,942
195,946 Waste Connections, Inc 30,422,576
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 110,066,112
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 12 .1%
4,244,838 (a) Amazon.com, Inc 658,798,857
588,546 TJX Cos, Inc 55,858,901
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 714,657,758
CONSUMER DURABLES & APPAREL - 1 .4%
57,402 Kering 23,579,214
347,180 Nike, Inc (Class B) 35,249,186
3,871,000 PRADA S.p.A 24,005,181
TOTAL CONSUMER DURABLES & APPAREL 82,833,581
CONSUMER SERVICES - 5 .1%
32,677 (a) Booking Holdings, Inc 114,613,597
1,525,119 (a) Carnival Corp 25,286,473
236,880 (a) Flutter Entertainment plc 48,621,066
619,358 Las Vegas Sands Corp 30,298,994
847,537 Starbucks Corp 78,846,367
TOTAL CONSUMER SERVICES 297,666,497
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .8%
155,997 Costco Wholesale Corp 108,399,195
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 108,399,195
ENERGY - 0 .8%
350,237 ConocoPhillips 39,181,013
29,379 Pioneer Natural Resources Co 6,752,176
TOTAL ENERGY 45,933,189
FINANCIAL SERVICES - 6 .1%
32,786 (a),(b) Adyen NV 41,119,764
201,158 American Express Co 40,380,457
229,010 London Stock Exchange Group plc 25,904,247
900,175 (a) PayPal Holdings, Inc 55,225,736
717,615 Visa, Inc (Class A) 196,095,475
TOTAL FINANCIAL SERVICES 358,725,679
FOOD, BEVERAGE & TOBACCO - 1 .5%
2,705,707 Davide Campari-Milano NV 27,412,147
1,118,091 (a) Monster Beverage Corp 61,517,367
TOTAL FOOD, BEVERAGE & TOBACCO 88,929,514
HEALTH CARE EQUIPMENT & SERVICES - 5 .4%
132,327 (a) Align Technology, Inc 35,373,653
299,505 (a) DexCom, Inc 36,344,932
218,295 (a) Intuitive Surgical, Inc 82,563,535
243,946 UnitedHealth Group, Inc 124,836,926
196,176 (a) Veeva Systems, Inc 40,688,864
TOTAL HEALTH CARE EQUIPMENT & SERVICES 319,807,910

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 1 .1%
260,596 Estee Lauder Cos (Class A) $ 34,396,066
1,601,674 Kenvue, Inc 33,250,752
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 67,646,818
MATERIALS - 0 .6%
93,766 Linde plc 37,959,290
TOTAL MATERIALS 37,959,290
MEDIA & ENTERTAINMENT - 10 .9%
2,135,644 (a) Alphabet, Inc 302,834,319
1,160,274 (a) Match Group, Inc 44,531,316
750,755 (a) Meta Platforms, Inc 292,899,556
TOTAL MEDIA & ENTERTAINMENT 640,265,191
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4 .8%
184,815 Amgen, Inc 58,079,962
323,119 Gilead Sciences, Inc 25,287,293
240,834 (a) Illumina, Inc 34,441,670
1,024,677 Novo Nordisk A.S. 117,125,074
260,294 Zoetis, Inc 48,885,816
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 283,819,815
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11 .5%
493,006 Applied Materials, Inc 81,000,886
164,450 Broadcom, Inc 194,051,000
1,232,345 Intel Corp 53,089,422
571,596 Nvidia Corp 351,685,871
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 679,827,179
SOFTWARE & SERVICES - 22 .5%
262,829 (a) Atlassian Corp Ltd 65,646,799
164,166 Intuit, Inc 103,642,921
1,753,296 Microsoft Corp 697,075,424
169,394 (a) Palo Alto Networks, Inc 57,341,563
106,949 Roper Industries, Inc 57,431,613
550,356 (a) Salesforce, Inc 154,699,568
90,901 (a) ServiceNow, Inc 69,575,625
218,144 (a) Snowflake, Inc 42,677,692
768 (a) Synopsys, Inc 409,613
258,171 (a) Workday, Inc 75,145,833
TOTAL SOFTWARE & SERVICES 1,323,646,651
TECHNOLOGY HARDWARE & EQUIPMENT - 6 .0%
1,920,759 Apple, Inc 354,187,960
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 354,187,960
TRANSPORTATION - 2 .4%
3,133,698 (a) Grab Holdings Ltd 9,620,453
1,995,035 (a) Uber Technologies, Inc 130,215,934
TOTAL TRANSPORTATION 139,836,387
TOTAL COMMON STOCKS 5,857,862,853
(Cost $2,870,287,037)
TOTAL LONG-TERM INVESTMENTS 5,857,862,853
(Cost $2,870,287,037)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.1%
GOVERNMENT AGENCY DEBT - 0 .0%
$ 963,000 Federal Home Loan Bank (FHLB) 0 .010% 02/01/24 962,861
600,000 Tennessee Valley Authority (TVA) 0 .010 02/14/24 598,787
TOTAL GOVERNMENT AGENCY DEBT 1,561,648
TREASURY DEBT - 0 .1%
2,500,000 United States Treasury Bill 0 .010 02/27/24 2,490,498

Large-Cap Growth Fund January 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
TREASURY DEBT—continued
$ 2,438,000 United States Treasury Bill 0 .010% 03/05/24 $ 2,426,256
TOTAL TREASURY DEBT 4,916,754
TOTAL SHORT-TERM INVESTMENTS 6,478,402
(Cost $6,478,521)
TOTAL INVESTMENTS - 99.5% 5,864,341,255
(Cost $2,876,765,558)
OTHER ASSETS & LIABILITIES, NET - 0.5% 27,748,572
NET ASSETS - 100.0% $ 5,892,089,827
(a)
Non-income producing
(b) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Portfolio of Investments
Large-Cap Value Fund January 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.6%
COMMON STOCKS - 98.6%
BANKS - 9 .4%
3,200,850 Bank of America Corp $ 108,860,909
573,118 Fifth Third Bancorp 19,623,560
1,123,028 JPMorgan Chase & Co 195,811,162
374,291 PNC Financial Services Group, Inc 56,596,542
2,261,352 Wells Fargo & Co 113,474,643
TOTAL BANKS 494,366,816
CAPITAL GOODS - 10 .8%
192,862 Allegion plc 23,893,673
321,827 (a) Boeing Co 67,918,370
72,040 Deere & Co 28,353,503
368,069 Dover Corp 55,129,375
304,752 Eaton Corp plc 74,993,372
414,024 Honeywell International, Inc 83,740,494
492,449 Masco Corp 33,136,893
165,372 Parker-Hannifin Corp 76,815,294
994,700 RTX Corp 90,637,064
134,045 Trane Technologies plc 33,786,043
TOTAL CAPITAL GOODS 568,404,081
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
69,050 Veralto Corp 5,295,445
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,295,445
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .6%
90,762 Home Depot, Inc 32,035,356
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 32,035,356
CONSUMER DURABLES & APPAREL - 1 .2%
8,507 (a) NVR, Inc 60,189,492
TOTAL CONSUMER DURABLES & APPAREL 60,189,492
CONSUMER SERVICES - 3 .1%
9,894 (a) Booking Holdings, Inc 34,702,908
364,564 Hilton Worldwide Holdings, Inc 69,617,142
196,379 McDonald's Corp 57,484,061
TOTAL CONSUMER SERVICES 161,804,111
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .7%
547,770 Walmart, Inc 90,518,993
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 90,518,993
ENERGY - 7 .6%
442,755 Chevron Corp 65,275,370
791,154 ConocoPhillips 88,506,398
504,569 EOG Resources, Inc 57,414,906
1,266,736 Exxon Mobil Corp 130,233,128
425,578 Valero Energy Corp 59,112,784
TOTAL ENERGY 400,542,586
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .5%
624,147 Prologis, Inc 79,073,183
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 79,073,183
FINANCIAL SERVICES - 10 .1%
356,760 American Express Co 71,616,002
342,693 (a) Berkshire Hathaway, Inc 131,505,012
72,899 BlackRock, Inc 56,446,425
958,699 Charles Schwab Corp 60,321,341
481,704 (a) Fiserv, Inc 68,339,346
206,267 Goldman Sachs Group, Inc 79,208,591

Large-Cap Value Fund January 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
505,904 Intercontinental Exchange, Inc $ 64,416,756
TOTAL FINANCIAL SERVICES 531,853,473
FOOD, BEVERAGE & TOBACCO - 2 .1%
649,749 Mondelez International, Inc 48,906,607
699,985 Philip Morris International, Inc 63,593,637
TOTAL FOOD, BEVERAGE & TOBACCO 112,500,244
HEALTH CARE EQUIPMENT & SERVICES - 7 .9%
712,546 Abbott Laboratories 80,624,580
187,950 Cigna Group 56,563,552
151,724 Elevance Health, Inc 74,866,691
231,381 HCA, Inc 70,548,067
18,779 Humana, Inc 7,099,589
656,069 Medtronic plc 57,432,280
133,152 UnitedHealth Group, Inc 68,139,204
TOTAL HEALTH CARE EQUIPMENT & SERVICES 415,273,963
HOUSEHOLD & PERSONAL PRODUCTS - 2 .2%
1,833,879 Kenvue, Inc 38,071,328
493,262 Procter & Gamble Co 77,511,191
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 115,582,519
INSURANCE - 5 .4%
1,217,491 American International Group, Inc 84,627,799
368,917 Chubb Ltd 90,384,665
304,994 Marsh & McLennan Cos, Inc 59,120,037
726,815 Metlife, Inc 50,382,816
TOTAL INSURANCE 284,515,317
MATERIALS - 4 .7%
213,066 Celanese Corp (Series A) 31,169,425
567,445 Crown Holdings, Inc 50,218,883
801,210 DuPont de Nemours, Inc 49,514,778
233,199 Linde plc 94,405,951
74,595 Reliance Steel & Aluminum Co 21,290,905
TOTAL MATERIALS 246,599,942
MEDIA & ENTERTAINMENT - 3 .5%
273,079 (a) Alphabet, Inc 38,722,602
1,840,573 Comcast Corp (Class A) 85,660,268
636,164 Walt Disney Co 61,103,552
TOTAL MEDIA & ENTERTAINMENT 185,486,422
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .9%
271,107 AbbVie, Inc 44,569,991
237,453 Danaher Corp 56,967,349
652,426 Gilead Sciences, Inc 51,058,859
861,516 Johnson & Johnson 136,894,892
736,084 Merck & Co, Inc 88,904,226
738,511 Sanofi (ADR) 36,851,699
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 415,247,016
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6 .1%
252,458 Analog Devices, Inc 48,562,821
379,393 Applied Materials, Inc 62,334,270
34,772 Broadcom, Inc 41,030,960
805,393 Intel Corp 34,696,330
41,616 Lam Research Corp 34,340,275
578,203 Micron Technology, Inc 49,580,907
229,201 NXP Semiconductors NV 48,262,855
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 318,808,418
SOFTWARE & SERVICES - 3 .3%
130,964 Accenture plc 47,655,180
127,224 Microsoft Corp 50,581,718

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
693,484 Oracle Corp $ 77,462,163
TOTAL SOFTWARE & SERVICES 175,699,061
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .4%
1,185,792 Cisco Systems, Inc 59,503,043
458,707 TE Connectivity Ltd 65,223,548
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 124,726,591
TELECOMMUNICATION SERVICES - 1 .3%
417,912 T-Mobile US, Inc 67,379,952
TOTAL TELECOMMUNICATION SERVICES 67,379,952
TRANSPORTATION - 2 .8%
726,667 (a),(b),(c) AMR Corporation 7,267
1,190,133 CSX Corp 42,487,748
312,113 Union Pacific Corp 76,133,724
215,316 United Parcel Service, Inc (Class B) 30,553,340
TOTAL TRANSPORTATION 149,182,079
UTILITIES - 2 .9%
534,597 Ameren Corp 37,191,913
501,854 American Electric Power Co, Inc 39,214,872
833,511 Dominion Energy, Inc 38,108,123
622,896 NextEra Energy, Inc 36,520,392
TOTAL UTILITIES 151,035,300
TOTAL COMMON STOCKS 5,186,120,360
(Cost $3,420,681,434)
TOTAL LONG-TERM INVESTMENTS 5,186,120,360
(Cost $3,420,681,434)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.5%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 8,000,000 Tennessee Valley Authority (TVA) 0 .010% 02/14/24 7,983,822
TOTAL GOVERNMENT AGENCY DEBT 7,983,822
REPURCHASE AGREEMENT - 0 .6%
33,393,000 (d) Fixed Income Clearing Corp (FICC) 5 .320 02/01/24 33,393,000
TOTAL REPURCHASE AGREEMENT 33,393,000
TREASURY DEBT - 0 .7%
10,000,000 United States Treasury Bill 0 .010 02/22/24 9,969,309
12,000,000 United States Treasury Bill 0 .010 02/27/24 11,954,392
5,000,000 United States Treasury Bill 0 .010 03/05/24 4,975,915
5,000,000 United States Treasury Bill 0 .010 03/07/24 4,974,378
5,000,000 United States Treasury Bill 0 .010 03/12/24 4,970,742
TOTAL TREASURY DEBT 36,844,736
TOTAL SHORT-TERM INVESTMENTS 78,221,558
(Cost $78,222,059)
TOTAL INVESTMENTS - 100.1% 5,264,341,918
(Cost $3,498,903,493)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (7,142,049)
NET ASSETS - 100.0% $ 5,257,199,869
ADR American Depositary Receipt
(a)
Non-income producing
(b)
For fair value measurement disclosure purposes, investment classified as Level 3.
(c)
In bankruptcy
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 1/31/24 to be repurchased at $33,397,935 on 2/1/24, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 1/15/27, valued at $34,060,972.

Mid-Cap Growth Fund January 31, 2024
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 0 .3%
98,381 (a) Mobileye Global, Inc $ 2,544,133
TOTAL AUTOMOBILES & COMPONENTS 2,544,133
CAPITAL GOODS - 8 .1%
63,886 Ametek, Inc 10,352,726
179,336 Carrier Global Corp 9,811,473
31,642 Ferguson plc 5,944,266
36,228 (a) NEXTracker, Inc 1,640,042
234,532 (a) Spirit Aerosystems Holdings, Inc (Class A) 6,440,249
23,389 TransDigm Group, Inc 25,556,692
25,774 W.W. Grainger, Inc 23,084,225
TOTAL CAPITAL GOODS 82,829,673
COMMERCIAL & PROFESSIONAL SERVICES - 12 .5%
945,033 (a) ACV Auctions, Inc 12,257,078
612,182 (a) Cimpress plc 46,048,330
557,748 (a) Driven Brands Holdings, Inc 7,312,076
284,071 Experian Group Ltd 11,823,714
127,337 Verisk Analytics, Inc 30,755,706
124,483 Waste Connections, Inc 19,327,230
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 127,524,134
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3 .0%
3,973 (a) Autozone, Inc 10,973,942
142,582 Ross Stores, Inc 20,001,403
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 30,975,345
CONSUMER DURABLES & APPAREL - 5 .0%
277,913 (a) BK LC Lux Finco 2 Sarl 12,892,384
99,183 (a) Garmin Ltd 11,851,377
2,292,700 PRADA S.p.A 14,217,690
232,842 SharkNinja Global SPV Ltd 10,878,378
324,150 (a) Traeger, Inc 709,889
TOTAL CONSUMER DURABLES & APPAREL 50,549,718
CONSUMER SERVICES - 7 .6%
310,498 (a) Carnival Corp 5,148,057
137,467 (a) DraftKings, Inc 5,368,086
873,338 Entain plc 10,637,600
414,543 (a),(b) European Wax Center, Inc 6,151,818
81,929 (a) Expedia Group, Inc 12,152,528
250,945 (b) Restaurant Brands International, Inc 19,593,786
2,413,319 (a) Sabre Corp 9,894,608
95,545 Wynn Resorts Ltd 9,022,314
TOTAL CONSUMER SERVICES 77,968,797
ENERGY - 3 .4%
119,819 Cheniere Energy, Inc 19,649,118
95,447 Diamondback Energy, Inc 14,674,022
TOTAL ENERGY 34,323,140
FINANCIAL SERVICES - 7 .9%
5,822 (a),(c) Adyen NV 7,301,875
58,354 Ameriprise Financial, Inc 22,573,078
71,400 FirstCash Holdings, Inc 8,194,578
217,985 Jefferies Financial Group, Inc 8,885,069
60,149 KKR & Co, Inc 5,207,700
43,455 LPL Financial Holdings, Inc 10,394,001
1,136,183 (a) Marqeta, Inc 6,828,460

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
123,385 Tradeweb Markets, Inc $ 11,769,695
TOTAL FINANCIAL SERVICES 81,154,456
FOOD, BEVERAGE & TOBACCO - 2 .5%
178,418 (a) Celsius Holdings, Inc 8,903,058
1,231,225 Davide Campari-Milano NV 12,473,827
357,039 Fevertree Drinks plc 4,570,004
TOTAL FOOD, BEVERAGE & TOBACCO 25,946,889
HEALTH CARE EQUIPMENT & SERVICES - 9 .6%
67,341 (a) Align Technology, Inc 18,001,596
264,440 (a) DexCom, Inc 32,089,794
24,004 (a) Inspire Medical Systems, Inc 5,061,723
49,574 (a) Molina Healthcare, Inc 17,670,157
122,354 (a) Veeva Systems, Inc 25,377,443
TOTAL HEALTH CARE EQUIPMENT & SERVICES 98,200,713
INSURANCE - 1 .2%
114,157 (a) Arch Capital Group Ltd 9,409,962
93,157 (a) Trupanion, Inc 2,533,870
TOTAL INSURANCE 11,943,832
MATERIALS - 1 .5%
84,292 Crown Holdings, Inc 7,459,842
59,942 Westlake Chemical Corp 8,292,976
TOTAL MATERIALS 15,752,818
MEDIA & ENTERTAINMENT - 3 .1%
444,867 (a) Match Group, Inc 17,073,996
258,804 (a) ROBLOX Corp 10,044,183
491,746 (a) Warner Bros Discovery, Inc 4,927,295
TOTAL MEDIA & ENTERTAINMENT 32,045,474
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .1%
33,513 (a) Alnylam Pharmaceuticals, Inc 5,794,733
8,854 (a) Argenx SE (ADR) 3,369,035
62,067 (a) BioMarin Pharmaceutical, Inc 5,466,861
888,640 (a) Elanco Animal Health, Inc 13,098,554
53,250 (a) Illumina, Inc 7,615,282
43,283 (a) Krystal Biotech, Inc 4,815,234
50,150 (a) Repligen Corp 9,498,410
72,134 (a) Sarepta Therapeutics, Inc 8,583,225
20,723 (a) United Therapeutics Corp 4,450,886
52,767 West Pharmaceutical Services, Inc 19,683,674
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 82,375,894
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .5%
98,753 Entegris, Inc 11,623,228
179,716 Marvell Technology, Inc 12,166,773
25,404 Monolithic Power Systems, Inc 15,311,499
34,700 NXP Semiconductors NV 7,306,779
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 46,408,279
SOFTWARE & SERVICES - 19 .8%
267,756 Bentley Systems, Inc 13,494,902
247,012 (a) Confluent, Inc 5,523,188
148,834 (a) Datadog, Inc 18,520,903
45,515 (a) EPAM Systems, Inc 12,658,177
181,586 (a) Five9, Inc 13,775,114
22,224 (a) Gartner, Inc 10,166,147
38,288 (a) HubSpot, Inc 23,393,968
96,931 (a) Klaviyo, Inc 2,505,666
33,106 (a) MongoDB, Inc 13,259,615
115,335 (a),(b) Oddity Tech Ltd 4,763,336
110,987 (a) Okta, Inc 9,173,076
58,058 (a) Palo Alto Networks, Inc 19,653,214

Mid-Cap Growth Fund January 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
83,529 (a) Paylocity Holding Corp $ 13,231,829
81,412 (a) PTC, Inc 14,707,078
423,589 (a) SentinelOne, Inc 11,352,185
123,880 (a) Trade Desk, Inc 8,477,108
31,647 (a) Zscaler, Inc 7,458,248
TOTAL SOFTWARE & SERVICES 202,113,754
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .7%
317,257 (a) Flextronics International Ltd 7,531,681
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 7,531,681
TELECOMMUNICATION SERVICES - 0 .0%
153,712 (a),(d) GCI Liberty, Inc 1,537
TOTAL TELECOMMUNICATION SERVICES 1,537
TRANSPORTATION - 0 .9%
666,489 (a) Grab Holdings Ltd 2,046,121
814,235 (a) Grab Holdings Ltd 2,499,702
489,421 (a) Hertz Global Holdings, Inc 4,086,665
TOTAL TRANSPORTATION 8,632,488
TOTAL COMMON STOCKS 1,018,822,755
(Cost $864,433,731)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.1%
TRANSPORTATION - 0 .1%
169,870 Hertz Global Holdings, Inc 06/30/51 847,651
TOTAL TRANSPORTATION 847,651
TOTAL RIGHTS/WARRANTS 847,651
(Cost $2,029,946)
TOTAL LONG-TERM INVESTMENTS 1,019,670,406
(Cost $866,463,677)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.8%
REPURCHASE AGREEMENT - 0 .8%
$ 8,333,000 (e) Fixed Income Clearing Corp (FICC) 5 .320% 02/01/24 8,333,000
TOTAL REPURCHASE AGREEMENT 8,333,000
TOTAL SHORT-TERM INVESTMENTS 8,333,000
(Cost $8,333,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.8%
18,484,218 (f) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 18,484,218
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 18,484,218
(Cost $18,484,218)
TOTAL INVESTMENTS - 102.4% 1,046,487,624
(Cost $893,280,895)
OTHER ASSETS & LIABILITIES, NET - (2.4)% (24,264,591)
NET ASSETS - 100.0% $ 1,022,223,033
ADR American Depositary Receipt

(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $17,813,308.
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 1/31/24 to be repurchased at $8,334,231 on 2/1/24, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 1/15/27, valued at $8,499,743.
(f)
Investments made with cash collateral received from securities on loan.

Mid-Cap Value Fund January 31, 2024
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.0%
COMMON STOCKS - 99.0%
BANKS - 1 .5%
331,170 East West Bancorp, Inc $ 24,112,488
TOTAL BANKS 24,112,488
CAPITAL GOODS - 22 .5%
193,226 Ametek, Inc 31,312,273
153,618 Crane Co 19,065,530
110,079 Curtiss-Wright Corp 24,500,283
170,084 Emerson Electric Co 15,601,805
418,871 Howmet Aerospace, Inc 23,565,682
75,386 Hubbell, Inc 25,297,280
194,314 ITT, Inc 23,469,245
383,220 nVent Electric plc 23,008,529
70,877 Parker-Hannifin Corp 32,922,366
191,137 Regal-Beloit Corp 25,509,144
104,133 Trane Technologies plc 26,246,723
48,881 United Rentals, Inc 30,570,177
274,714 Vertiv Holdings Co 15,474,640
153,580 WESCO International, Inc 26,649,202
245,789 Westinghouse Air Brake Technologies Corp 32,338,459
TOTAL CAPITAL GOODS 375,531,338
COMMERCIAL & PROFESSIONAL SERVICES - 2 .1%
130,212 Republic Services, Inc 22,281,877
174,734 Veralto Corp 13,400,351
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 35,682,228
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1 .0%
268,973 Academy Sports & Outdoors, Inc 16,872,676
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 16,872,676
CONSUMER SERVICES - 8 .6%
105,298 Darden Restaurants, Inc 17,119,349
203,893 (a) Expedia Group, Inc 30,243,449
577,647 MGM Resorts International 25,052,550
210,430 (a) Royal Caribbean Cruises Ltd 26,829,825
456,169 Travel & Leisure Co 18,438,351
337,305 Wyndham Hotels & Resorts, Inc 26,286,179
TOTAL CONSUMER SERVICES 143,969,703
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .7%
168,314 (a) Performance Food Group Co 12,233,062
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 12,233,062
ENERGY - 3 .6%
162,360 Diamondback Energy, Inc 24,961,227
2,581,786 Permian Resources Corp 34,802,475
TOTAL ENERGY 59,763,702
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 10 .1%
247,432 Alexandria Real Estate Equities, Inc 29,914,529
153,309 Crown Castle, Inc 16,595,699
133,862 EastGroup Properties, Inc 23,751,135
1,211,076 Kimco Realty Corp 24,463,735
401,342 Rexford Industrial Realty, Inc 21,106,576
698,891 STAG Industrial, Inc 25,817,033
904,125 VICI Properties, Inc 27,232,245
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 168,880,952
FINANCIAL SERVICES - 9 .7%
57,382 Ameriprise Financial, Inc 22,197,079
519,784 Equitable Holdings, Inc 16,991,739

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
496,234 Fidelity National Information Services, Inc $ 30,895,529
162,317 (a) Fiserv, Inc 23,027,913
72,987 (a) FleetCor Technologies, Inc 21,161,121
140,243 Intercontinental Exchange, Inc 17,857,141
54,827 LPL Financial Holdings, Inc 13,114,070
366,738 OneMain Holdings, Inc 17,456,729
TOTAL FINANCIAL SERVICES 162,701,321
HEALTH CARE EQUIPMENT & SERVICES - 4 .0%
382,520 (a) Centene Corp 28,807,581
55,688 Cigna Group 16,759,304
57,673 Humana, Inc 21,803,854
TOTAL HEALTH CARE EQUIPMENT & SERVICES 67,370,739
INSURANCE - 11 .0%
168,164 Allstate Corp 26,107,461
428,693 American International Group, Inc 29,798,450
71,293 Everest Re Group Ltd 27,445,666
551,142 Fidelity National Financial, Inc 27,573,634
168,024 Metlife, Inc 11,647,424
215,534 Stewart Information Services Corp 13,289,826
361,858 Unum Group 17,492,216
120,272 Willis Towers Watson plc 29,622,994
TOTAL INSURANCE 182,977,671
MATERIALS - 1 .3%
352,660 DuPont de Nemours, Inc 21,794,388
TOTAL MATERIALS 21,794,388
MEDIA & ENTERTAINMENT - 0 .9%
389,044 (a) Match Group, Inc 14,931,509
TOTAL MEDIA & ENTERTAINMENT 14,931,509
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4 .1%
1,875,533 (a) Elanco Animal Health, Inc 27,645,356
938,822 (a) Exelixis, Inc 20,428,767
98,396 (a) United Therapeutics Corp 21,133,493
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 69,207,616
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3 .3%
197,806 Marvell Technology, Inc 13,391,466
139,561 Microchip Technology, Inc 11,887,806
91,395 (a) Onto Innovation, Inc 14,760,293
327,379 (b) STMicroelectronics NV 14,443,961
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 54,483,526
SOFTWARE & SERVICES - 3 .0%
1,242,941 Gen Digital, Inc 29,184,255
38,577 Roper Industries, Inc 20,715,849
TOTAL SOFTWARE & SERVICES 49,900,104
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .4%
1,820,090 Hewlett Packard Enterprise Co 27,829,176
1,009,754 HP, Inc 28,990,037
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 56,819,213
UTILITIES - 8 .2%
491,803 Alliant Energy Corp 23,931,134
285,581 American Electric Power Co, Inc 22,315,299
500,891 Brookfield Renewable Corp 13,984,877
506,438 CMS Energy Corp 28,947,996
338,077 Dominion Energy, Inc 15,456,880

Mid-Cap Value Fund January 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
897,419 FirstEnergy Corp $ 32,917,329
TOTAL UTILITIES 137,553,515
TOTAL COMMON STOCKS 1,654,785,751
(Cost $1,397,690,335)
TOTAL LONG-TERM INVESTMENTS 1,654,785,751
(Cost $1,397,690,335)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.1%
GOVERNMENT AGENCY DEBT - 0 .1%
$ 2,184,000 Federal Home Loan Bank (FHLB) 0 .010% 02/01/24 2,183,685
TOTAL GOVERNMENT AGENCY DEBT 2,183,685
TOTAL SHORT-TERM INVESTMENTS 2,183,685
(Cost $2,184,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.1%
17,816,314 (c) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 17,816,314
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 17,816,314
(Cost $17,816,314)
TOTAL INVESTMENTS - 100.2% 1,674,785,750
(Cost $1,417,690,649)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (2,649,817)
NET ASSETS - 100.0% $ 1,672,135,933
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $12,478,952.
(c)
Investments made with cash collateral received from securities on loan.

Portfolio of Investments
Quant Small-Cap Equity Fund January 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 97.2%
COMMON STOCKS - 97.2%
AUTOMOBILES & COMPONENTS - 1 .3%
175,330 (a) Adient plc $ 6,085,704
159,140 (a) Fox Factory Holding Corp 10,032,186
155,140 (a) Gentherm, Inc 7,469,991
213,070 (a) Modine Manufacturing Co 14,721,006
TOTAL AUTOMOBILES & COMPONENTS 38,308,887
BANKS - 9 .3%
242,950 Ameris Bancorp 12,060,038
217,370 (a) Axos Financial, Inc 12,048,819
59,320 (a) Bancorp, Inc 2,588,725
271,931 Bank of NT Butterfield & Son Ltd 8,247,667
149,634 Banner Corp 6,969,952
504,460 Brookline Bancorp, Inc 5,458,257
156,190 Cadence Bank 4,157,778
207,280 Cathay General Bancorp 8,533,718
150,600 Central Pacific Financial Corp 2,902,062
168,170 Columbia Banking System, Inc 3,390,307
201,743 ConnectOne Bancorp, Inc 4,607,810
280,390 (a) Customers Bancorp, Inc 14,984,042
434,710 CVB Financial Corp 7,290,087
231,370 Eagle Bancorp, Inc 5,735,662
146,130 Enterprise Financial Services Corp 6,083,392
160,010 First Busey Corp 3,766,635
118,970 First Financial Bancorp 2,667,307
90,270 First Financial Corp 3,558,443
189,910 First Merchants Corp 6,420,857
151,450 Heartland Financial USA, Inc 5,371,932
320,260 Heritage Commerce Corp 2,847,111
227,300 Horizon Bancorp, Inc 2,979,903
79,079 Independent Bank Corp 2,011,770
148,690 International Bancshares Corp 7,859,753
214,810 Lakeland Bancorp, Inc 2,854,825
134,970 (a),(b) Metropolitan Bank Holding Corp 6,544,695
165,670 National Bank Holdings Corp 5,798,450
292,400 OceanFirst Financial Corp 5,038,052
417,910 OFG Bancorp 15,366,551
405,890 Pacific Premier Bancorp, Inc 10,297,429
75,070 Preferred Bank 5,393,029
60,595 QCR Holdings, Inc 3,539,354
211,790 Renasant Corp 6,698,918
217,620 Towne Bank 6,117,298
154,520 UMB Financial Corp 12,747,900
378,473 United Bankshares, Inc 13,568,257
315,302 United Community Banks, Inc 8,620,357
310,700 Veritex Holdings, Inc 6,527,807
160,570 Washington Federal, Inc 4,662,953
170,970 WesBanco, Inc 5,016,260
155,210 Westamerica Bancorporation 7,406,621
61,320 WSFS Financial Corp 2,729,353
TOTAL BANKS 271,470,136
CAPITAL GOODS - 13 .3%
23,110 (a) Aerovironment, Inc 2,787,990
109,800 Albany International Corp (Class A) 9,762,318
413,160 (a) API Group Corp 13,022,803
71,740 Apogee Enterprises, Inc 3,788,589
91,780 Applied Industrial Technologies, Inc 16,195,499
141,830 Arcosa, Inc 11,102,452

Quant Small-Cap Equity Fund January 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
48,703 (a) Atkore, Inc $ 7,428,669
204,100 Barnes Group, Inc 6,757,751
115,340 (a) Beacon Roofing Supply, Inc 9,560,533
251,240 (a) Blue Bird Corp 7,318,621
140,520 Comfort Systems USA, Inc 30,558,884
203,350 (a) Construction Partners, Inc 9,252,425
53,189 CSW Industrials, Inc 11,253,197
467,300 (a) DNOW, Inc 4,715,057
250,510 Enerpac Tool Group Corp 7,823,427
92,540 EnerSys 8,844,048
42,315 EnPro Industries, Inc 6,321,015
42,210 ESCO Technologies, Inc 4,299,933
145,890 Federal Signal Corp 11,230,612
301,890 (a),(b) Fluence Energy, Inc 5,998,554
265,900 (a) Fluor Corp 10,027,089
86,840 FTAI Aviation Ltd 4,685,018
132,320 (a) Gibraltar Industries, Inc 10,707,334
81,580 (a) GMS, Inc 6,865,773
150,230 H&E Equipment Services, Inc 8,080,872
562,590 (a) Janus International Group, Inc 7,960,648
48,370 Lindsay Corp 6,293,421
88,340 McGrath RentCorp 11,099,921
46,127 Moog, Inc (Class A) 6,448,555
106,420 (a) NEXTracker, Inc 4,817,633
188,490 (a) Parsons Corp 12,280,123
185,780 (a) PGT Innovations, Inc 7,657,852
74,500 Powell Industries, Inc 8,830,485
241,215 Rush Enterprises, Inc (Class A) 10,832,966
588,410 (a) Shoals Technologies Group, Inc 7,749,360
100,220 Simpson Manufacturing Co, Inc 18,138,818
132,970 (a) SPX Technologies, Inc 13,382,101
90,840 Tennant Co 8,586,197
95,650 (a) Titan Machinery, Inc 2,556,724
529,670 (a) Triumph Group, Inc 8,580,654
69,170 UFP Industries, Inc 7,847,337
69,740 Wabash National Corp 1,764,422
72,340 Watts Water Technologies, Inc (Class A) 14,324,043
TOTAL CAPITAL GOODS 387,539,723
COMMERCIAL & PROFESSIONAL SERVICES - 3 .3%
115,470 ABM Industries, Inc 4,710,021
101,990 (a) CBIZ, Inc 6,492,683
256,150 (a) CoreCivic, Inc 3,642,453
453,450 (a) ExlService Holdings, Inc 14,183,916
101,152 Exponent, Inc 8,920,595
57,990 (a) Franklin Covey Co 2,345,116
501,770 Healthcare Services Group 4,736,709
104,850 Heidrick & Struggles International, Inc 3,142,354
236,560 Herman Miller, Inc 6,290,130
96,060 (a) Huron Consulting Group, Inc 9,945,092
40,683 ICF International, Inc 5,656,564
573,980 (a) Legalzoom.com, Inc 5,917,734
163,550 (a) Montrose Environmental Group, Inc 4,777,296
588,020 (a) Upwork, Inc 8,061,754
256,390 (a) Verra Mobility Corp 6,130,285
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 94,952,702
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2 .6%
244,130 (a) Abercrombie & Fitch Co (Class A) 24,876,847
322,350 American Eagle Outfitters, Inc 6,388,977
191,180 Build-A-Bear Workshop, Inc 4,307,285
631,000 (a) CarParts.com, Inc 1,697,390
327,360 (a) National Vision Holdings, Inc 6,223,114
48,420 Signet Jewelers Ltd 4,816,822

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
261,800 Upbound Group, Inc $ 8,691,760
278,200 (a) Urban Outfitters, Inc 10,571,600
609,570 (a) Warby Parker, Inc 7,772,017
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 75,345,812
CONSUMER DURABLES & APPAREL - 1 .6%
92,610 (a),(b) Dream Finders Homes, Inc 3,044,091
77,450 Installed Building Products, Inc 15,091,133
169,690 (a) Lovesac Co 3,930,020
93,590 (a) M/I Homes, Inc 11,925,238
217,530 (a) Taylor Morrison Home Corp 11,342,014
TOTAL CONSUMER DURABLES & APPAREL 45,332,496
CONSUMER SERVICES - 3 .9%
11,550 (a) Biglari Holdings, Inc (B Shares) 1,786,438
77,220 (a) Brinker International, Inc 3,304,244
61,720 Carriage Services, Inc 1,525,101
467,670 (a) Coursera, Inc 8,951,204
77,860 (a) Duolingo, Inc 13,928,375
314,180 (a) Everi Holdings, Inc 3,270,614
258,230 (a) Frontdoor, Inc 8,459,615
317,660 International Game Technology plc 8,246,454
25,000 (a),(b) Kura Sushi USA, Inc 2,453,250
673,610 Laureate Education, Inc 8,500,958
29,390 Monarch Casino & Resort, Inc 2,025,853
433,550 (a) OneSpaWorld Holdings Ltd 5,909,286
193,700 Perdoceo Education Corp 3,505,970
339,100 (a) Portillo's, Inc 4,659,234
807,690 (a) Rover Group, Inc 8,836,129
55,810 Strategic Education, Inc 5,249,489
168,270 (a) Stride, Inc 10,087,786
641,450 (a) Sweetgreen, Inc 6,850,686
49,750 Texas Roadhouse, Inc (Class A) 6,254,570
TOTAL CONSUMER SERVICES 113,805,256
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .5%
88,098 Andersons, Inc 4,643,646
263,860 (a) Chefs' Warehouse, Inc 8,396,025
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 13,039,671
ENERGY - 5 .7%
154,040 Ardmore Shipping Corp 2,552,443
325,330 California Resources Corp 15,511,734
62,460 Chord Energy Corp 9,603,850
215,500 CVR Energy, Inc 7,268,815
324,940 Delek US Holdings, Inc 8,783,128
496,780 (a) Diamond Offshore Drilling, Inc 6,060,716
149,820 (a) Expro Group Holdings NV 2,636,832
407,810 Golar LNG Ltd 8,894,336
772,468 (a) Helix Energy Solutions Group, Inc 7,261,199
491,320 Liberty Energy, Inc 10,214,543
496,280 Magnolia Oil & Gas Corp 10,233,294
469,950 Murphy Oil Corp 18,187,065
116,270 (a) Oceaneering International, Inc 2,416,091
413,729 (a) Par Pacific Holdings, Inc 15,138,344
209,060 (a) Seadrill Ltd 9,035,573
586,640 Select Water Solutions, Inc 4,558,193
51,360 SM Energy Co 1,904,429
146,350 Teekay Tankers Ltd 9,154,192
241,820 (b) Vitesse Energy, Inc 5,080,638
129,930 (a) Weatherford International plc 11,635,231
TOTAL ENERGY 166,130,646
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6 .0%
306,940 American Assets Trust, Inc 6,884,664

Quant Small-Cap Equity Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
619,110 Apple Hospitality REIT, Inc $ 9,942,907
621,980 Broadstone Net Lease, Inc 9,995,219
574,880 Douglas Emmett, Inc 7,789,624
803,440 Empire State Realty Trust, Inc 7,648,749
380,040 Essential Properties Realty Trust, Inc 9,466,796
1,014,900 Hudson Pacific Properties, Inc 8,312,031
263,460 Independence Realty Trust, Inc 3,870,227
457,200 JBG SMITH Properties 7,315,200
431,140 Kite Realty Group Trust 9,226,396
921,726 Lexington Realty Trust 8,378,489
254,960 Macerich Co 4,025,818
422,190 Mack-Cali Realty Corp 6,438,397
719,450 Paramount Group, Inc 3,417,388
351,910 (c) Phillips Edison & Co, Inc 12,214,796
847,930 Piedmont Office Realty Trust, Inc 5,765,924
803,010 RLJ Lodging Trust 9,298,856
157,890 Ryman Hospitality Properties, Inc 17,352,111
877,660 Summit Hotel Properties, Inc 5,687,237
491,150 Sunstone Hotel Investors, Inc 5,240,571
483,460 Tanger Factory Outlet Centers, Inc 13,005,074
252,370 Urban Edge Properties 4,358,430
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 175,634,904
FINANCIAL SERVICES - 5 .7%
197,940 (b) A-Mark Precious Metals, Inc 5,338,442
296,380 Apollo Commercial Real Estate Finance, Inc 3,307,601
256,690 Artisan Partners Asset Management, Inc 10,755,311
1,891,740 BGC Group, Inc 13,355,684
173,080 Enact Holdings, Inc 4,931,049
96,003 (a) Enova International, Inc 5,225,443
281,610 Essent Group Ltd 15,533,607
425,710 (a) Flywire Corp 9,097,423
465,770 (a) Green Dot Corp 4,196,588
383,310
Hannon Armstrong Sustainable Infrastructure Capital,
Inc 9,118,945
160,470 (a) LendingTree, Inc 5,189,600
634,870 MFA Financial, Inc 7,028,011
190,260 Navient Corp 3,276,277
383,305 (a) NMI Holdings, Inc 12,235,095
1,470,550 (a) Payoneer Global, Inc 6,882,174
408,770 Radian Group, Inc 11,846,155
677,290 (a) Repay Holdings Corp 5,309,954
930,370 (a) StoneCo Ltd 15,993,060
187,100 Victory Capital Holdings, Inc 6,310,883
39,760 Virtus Investment Partners, Inc 9,387,734
TOTAL FINANCIAL SERVICES 164,319,036
FOOD, BEVERAGE & TOBACCO - 1 .5%
111,312 Calavo Growers, Inc 2,904,130
155,400 Cal-Maine Foods, Inc 8,612,268
12,750 Coca-Cola Consolidated Inc 10,982,722
14,570 Lancaster Colony Corp 2,677,675
109,470 (a) National Beverage Corp 5,061,893
608,840 Primo Water Corp 8,876,887
196,360 (a) Sovos Brands, Inc 4,329,738
TOTAL FOOD, BEVERAGE & TOBACCO 43,445,313
HEALTH CARE EQUIPMENT & SERVICES - 5 .2%
271,320 (a) Accolade, Inc 3,071,342
537,970 (a) Alphatec Holdings, Inc 8,655,937
256,570 (a) Angiodynamics, Inc 1,513,763
210,920 (a) AtriCure, Inc 7,183,935
987,200 (a) Brookdale Senior Living, Inc 5,399,984
400,520 (a) Guardant Health, Inc 8,783,404

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
356,270 (a) Health Catalyst, Inc $ 3,480,758
126,424 HealthStream, Inc 3,365,407
1,065,600 (a) Hims & Hers Health, Inc 9,142,848
166,370 (a) Inari Medical, Inc 9,474,771
263,110 (a) Inmode Ltd 6,233,076
113,840 (a) Integer Holdings Corp 11,534,269
193,857 (a) Lantheus Holdings, Inc 10,066,994
198,550 (a) LivaNova plc 9,665,414
448,880 (a) Option Care Health, Inc 14,023,011
340,060 (a) Owens & Minor, Inc 6,702,583
270,640 (a) Progyny, Inc 10,308,678
220,690 (a) RxSight, Inc 10,043,602
386,980 Select Medical Holdings Corp 10,057,610
216,210 (a),(b) Zimvie, Inc 3,779,351
TOTAL HEALTH CARE EQUIPMENT & SERVICES 152,486,737
HOUSEHOLD & PERSONAL PRODUCTS - 1 .8%
388,280 (a) BellRing Brands, Inc 21,460,236
194,280 (a) elf Beauty, Inc 30,993,488
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 52,453,724
INSURANCE - 1 .3%
289,160 (a) BRP Group, Inc 6,488,751
111,590 Employers Holdings, Inc 4,655,535
134,760 F&G Annuities & Life, Inc 6,042,638
97,020 (a) Goosehead Insurance, Inc 7,489,944
44,230 (a) Palomar Holdings, Inc 2,648,050
111,200 Selective Insurance Group, Inc 11,660,432
TOTAL INSURANCE 38,985,350
MATERIALS - 4 .1%
301,473 (a) Allegheny Technologies, Inc 12,321,202
87,270 Carpenter Technology Corp 5,374,959
2,193,190 (a) Coeur Mining, Inc 5,899,681
297,470 Commercial Metals Co 15,533,883
367,990 (a) Constellium SE 6,899,812
77,830 Innospec, Inc 9,036,841
171,350 (a) Knife River Corp 11,221,712
77,890 Materion Corp 9,110,793
148,690 Minerals Technologies, Inc 9,716,892
93,524 Olympic Steel, Inc 6,320,352
271,860 Orion S.A. 6,089,664
671,490 (a) Rayonier Advanced Materials, Inc 2,914,267
224,930 Ryerson Holding Corp 7,719,598
338,100 (a) Summit Materials, Inc 12,232,458
TOTAL MATERIALS 120,392,114
MEDIA & ENTERTAINMENT - 2 .2%
106,120 (a) Atlanta Braves Holdings, Inc 4,277,697
473,050 (a),(b) Cardlytics, Inc 3,614,102
159,450 (a) Cars.com, Inc 2,779,214
725,920 (a) Eventbrite, Inc 6,075,950
330,190 (a) IMAX Corp 4,612,754
464,100 (a) Integral Ad Science Holding Corp 6,752,655
191,570 John Wiley & Sons, Inc (Class A) 6,482,729
734,760 (a) Lions Gate Entertainment Corp (Class B) 7,127,172
263,990 (a) PubMatic, Inc 4,007,368
109,600 Shutterstock, Inc 5,147,912
723,910 (a) Vimeo, Inc 2,873,923
250,730 (a) Yelp, Inc 10,964,423
TOTAL MEDIA & ENTERTAINMENT 64,715,899
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9 .2%
1,725,090 (a) ADMA Biologics, Inc 8,953,217
442,200 (a) Alkermes plc 11,961,510

Quant Small-Cap Equity Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
249,330 (a) Alpine Immune Sciences, Inc $ 6,634,671
563,770 (a) Amicus Therapeutics, Inc 7,007,661
89,140 (a) Amphastar Pharmaceuticals, Inc 4,756,510
275,720 (a) Amylyx Pharmaceuticals, Inc 4,411,520
121,950 (a) ANI Pharmaceuticals, Inc 6,807,249
1,454,520 (a) Ardelyx, Inc 12,697,960
196,890 (a) Arvinas, Inc 8,170,935
819,850 (a),(b) Aurinia Pharmaceuticals, Inc 6,181,669
1,202,470 (a) BioCryst Pharmaceuticals, Inc 6,373,091
86,470 (a) Blueprint Medicines Corp 6,876,959
652,001 (a) Codexis, Inc 1,714,763
408,730 (a) Deciphera Pharmaceuticals, Inc 5,853,014
449,390 (a) Dynavax Technologies Corp 5,806,119
687,560 (a) Editas Medicine, Inc 4,833,547
454,030 (a) Evolus, Inc 5,761,641
331,710 (a) Halozyme Therapeutics, Inc 11,228,383
190,763 (a) Harmony Biosciences Holdings, Inc 6,016,665
658,740 (a) Immunogen, Inc 19,314,257
61,530 (a) Immunovant, Inc 2,240,307
146,002 (a) Intra-Cellular Therapies, Inc 9,831,775
265,730 (a) Iovance Biotherapeutics, Inc 2,054,093
621,080 (a) Ironwood Pharmaceuticals, Inc 8,813,125
325,780 (a) Kiniksa Pharmaceuticals Ltd 5,743,501
397,740 (a) MacroGenics, Inc 5,687,682
227,310 (a) Mirum Pharmaceuticals, Inc 6,014,623
376,380 (a) Myriad Genetics, Inc 8,050,768
303,700 (a) NGM Biopharmaceuticals, Inc 464,661
501,610 (a) Nurix Therapeutics, Inc 3,962,719
781,590 (a) Ocular Therapeutix, Inc 3,798,527
136,224 Phibro Animal Health Corp 1,472,581
106,820 (a) Protagonist Therapeutics, Inc 2,671,568
273,690 (a) Quanterix Corp 6,045,812
1,879,010 (a) Rigel Pharmaceuticals, Inc 2,198,442
208,660 (a) Syndax Pharmaceuticals, Inc 4,275,443
343,740 (a) TG Therapeutics, Inc 5,582,338
536,350 (a),(b) Travere Therapeutics, Inc 4,789,606
304,110 (a) Veracyte, Inc 7,608,832
228,170 (a) Vericel Corp 9,806,747
12,280 (a) Vertex Pharmaceuticals, Inc 5,321,906
362,940 (a) Verve Therapeutics, Inc 3,927,011
236,790 (a) Viridian Therapeutics, Inc 4,558,208
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 266,281,616
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .9%
83,330 (a) Axcelis Technologies, Inc 10,837,066
501,040 (a) Credo Technology Group Holding Ltd 10,276,330
39,720 (a) Diodes, Inc 2,673,950
340,130 (a) MaxLinear, Inc 7,081,507
646,700 (a) Navitas Semiconductor Corp 3,705,591
194,430 (a) PDF Solutions, Inc 6,066,216
420,290 (a) Photronics, Inc 12,280,874
280,020 (a) Rambus, Inc 19,189,771
183,200 (a) SMART Global Holdings, Inc 3,599,880
266,390 (a) Veeco Instruments, Inc 8,492,513
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 84,203,698
SOFTWARE & SERVICES - 6 .4%
25,140 (a) Agilysys, Inc 2,104,470
125,870 (a) Alkami Technology, Inc 3,098,919
310,340 (a),(b) Asana, Inc 5,406,123
133,740 (a) Blackbaud, Inc 10,822,241
393,770 (b) Clear Secure, Inc 7,493,443
153,080 (a) Commvault Systems, Inc 14,034,374
278,920 (a) Everbridge, Inc 6,236,651

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
270,250 (a) Fastly, Inc $ 5,437,430
514,530 (a) Freshworks, Inc 11,422,566
166,990 (a) Intapp, Inc 7,193,929
292,140 (a) LiveRamp Holdings, Inc 11,533,687
222,260 (a) Model N, Inc 5,989,907
825,120 (a) Olo, Inc 4,265,870
49,475 Progress Software Corp 2,810,675
209,230 (a) Q2 Holdings, Inc 8,902,737
58,280 (a) Qualys, Inc 11,024,828
200,694 (a) Rapid7, Inc 11,044,191
109,160 (a) Sprinklr, Inc 1,362,317
105,380 (a) Sprout Social, Inc 6,462,955
232,380 (a) Squarespace, Inc 7,203,780
254,610 (a) Tenable Holdings, Inc 11,992,131
315,580 (a) Varonis Systems, Inc 14,163,230
174,170 (a) Verint Systems, Inc 5,171,107
58,950 (a) Workiva, Inc 5,478,813
578,690 (a) Zuora, Inc 5,289,227
TOTAL SOFTWARE & SERVICES 185,945,601
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .6%
917,780 (a) CommScope Holding Co, Inc 2,129,249
346,480 (a) Extreme Networks, Inc 4,680,945
54,800 (a) Fabrinet 11,700,348
1,549,040 (a),(b) Infinera Corp 7,652,258
45,903 (a) OSI Systems, Inc 5,876,961
350,361 (a) Sanmina Corp 20,958,595
94,262 (a) Scansource, Inc 3,700,726
108,090 (a) Super Micro Computer, Inc 57,245,545
477,370 Vishay Intertechnology, Inc 10,373,250
42,139 (a) Vishay Precision Group, Inc 1,343,391
489,780 Xerox Holdings Corp 9,041,339
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 134,702,607
TELECOMMUNICATION SERVICES - 0 .7%
288,620 (a) Bandwidth, Inc 3,994,501
259,330 (a) EchoStar Corp (Class A) 3,472,429
1,798,740 (a),(b) Globalstar, Inc 2,859,996
51,050 Iridium Communications, Inc 1,851,073
458,580 Telephone and Data Systems, Inc 8,809,322
TOTAL TELECOMMUNICATION SERVICES 20,987,321
TRANSPORTATION - 1 .9%
86,532 ArcBest Corp 10,308,557
433,940 Costamare, Inc 4,647,498
119,476 Forward Air Corp 5,296,371
472,280 (a) Hawaiian Holdings, Inc 6,729,990
75,578 (a) Hub Group, Inc (Class A) 3,422,172
106,410 (a) RXO, Inc 2,213,328
12,660 (a) Saia, Inc 5,704,343
233,420 (a) Skywest, Inc 12,431,949
258,540 (a) Sun Country Airlines Holdings, Inc 3,518,729
TOTAL TRANSPORTATION 54,272,937
UTILITIES - 2 .2%
186,150 Allete, Inc 11,003,327
3,030 Avista Corp 103,050
212,288 Black Hills Corp 10,988,027
254,119 (b) Brookfield Infrastructure Corp 8,896,706
190,470 Northwest Natural Holding Co 7,020,724
148,180 ONE Gas, Inc 9,093,807
147,210 Otter Tail Corp 13,310,728

Quant Small-Cap Equity Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
73,360 Unitil Corp $ 3,486,067
TOTAL UTILITIES 63,902,436
TOTAL COMMON STOCKS 2,828,654,622
(Cost $2,322,158,559)
TOTAL LONG-TERM INVESTMENTS 2,828,654,622
(Cost $2,322,158,559)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 3.2%
GOVERNMENT AGENCY DEBT - 0 .1%
$ 3,000,000 Tennessee Valley Authority (TVA) 0 .010% 02/14/24 2,993,934
TOTAL GOVERNMENT AGENCY DEBT 2,993,934
REPURCHASE AGREEMENT - 1 .1%
31,347,000 (d) Fixed Income Clearing Corp (FICC) 5 .320 02/01/24 31,347,000
TOTAL REPURCHASE AGREEMENT 31,347,000
TREASURY DEBT - 2 .0%
10,000,000 United States Treasury Bill 0 .010 02/01/24 10,000,000
10,000,000 United States Treasury Bill 0 .010 02/15/24 9,979,594
10,000,000 United States Treasury Bill 0 .010 02/22/24 9,969,309
14,500,000 United States Treasury Bill 0 .010 02/27/24 14,444,890
5,000,000 United States Treasury Bill 0 .010 03/05/24 4,975,915
5,000,000 United States Treasury Bill 0 .010 03/07/24 4,974,378
5,000,000 United States Treasury Bill 0 .010 03/14/24 4,969,200
TOTAL TREASURY DEBT 59,313,286
TOTAL SHORT-TERM INVESTMENTS 93,654,220
(Cost $93,653,266)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
14,039,508 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 14,039,508
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 14,039,508
(Cost $14,039,508)
TOTAL INVESTMENTS - 100.9% 2,936,348,350
(Cost $2,429,851,333)
OTHER ASSETS & LIABILITIES, NET - (0.9)% (25,907,130)
NET ASSETS - 100.0% $ 2,910,441,220
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $23,918,771.
(c)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 1/31/24 to be repurchased at $31,351,632 on 2/1/24, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 12/15/26, valued at $31,973,977.
(e)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 780 03/15/24  $ 74,940,739 $ 76,280,100 $ 1,339,361

Portfolio of Investments
Quant Small/Mid-Cap Equity Fund January 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 1 .1%
99,821 (a) Adient plc $ 3,464,787
198,340 Dana Inc 2,689,490
19,392 Lear Corp 2,577,197
72,050 (a) Stoneridge, Inc 1,281,770
31,374 (a) Visteon Corp 3,617,108
TOTAL AUTOMOBILES & COMPONENTS 13,630,352
BANKS - 6 .1%
79,886 Ameris Bancorp 3,965,541
96,103 (a) Axos Financial, Inc 5,326,989
10,229 Bancfirst Corp 905,369
111,114 Bank of NT Butterfield & Son Ltd 3,370,088
112,182 Bank OZK 5,060,530
125,445 BankUnited, Inc 3,545,076
72,211 Berkshire Hills Bancorp, Inc 1,733,064
300,548 Capitol Federal Financial, Inc 1,905,474
52,099 Cathay General Bancorp 2,144,916
85,086 Central Pacific Financial Corp 1,639,607
33,078 Community Bank System, Inc 1,513,980
41,408 (a) Customers Bancorp, Inc 2,212,843
138,370 CVB Financial Corp 2,320,465
90,965 East West Bancorp, Inc 6,623,162
19,297 Enterprise Financial Services Corp 803,334
111,680 First Commonwealth Financial Corp 1,564,637
136,571 First Financial Bankshares, Inc 4,265,112
167,815 First Hawaiian, Inc 3,639,907
70,425 International Bancshares Corp 3,722,665
87,323 National Bank Holdings Corp 3,056,305
103,372 OFG Bancorp 3,800,988
134,096 Pacific Premier Bancorp, Inc 3,402,016
74,744 Prosperity Bancshares, Inc 4,776,889
42,993 Renasant Corp 1,359,869
34,141 Westamerica Bancorporation 1,629,209
TOTAL BANKS 74,288,035
CAPITAL GOODS - 19 .3%
69,790 A.O. Smith Corp 5,416,402
51,500 Aecom Technology Corp 4,541,785
6,642 (a) Aerovironment, Inc 801,291
11,428 Alamo Group, Inc 2,425,936
12,812 Albany International Corp (Class A) 1,139,115
91,300 Allison Transmission Holdings, Inc 5,527,302
175,592 (a) API Group Corp 5,534,660
28,568 Applied Industrial Technologies, Inc 5,041,109
50,807 Armstrong World Industries, Inc 5,040,562
33,053 (a) Atkore, Inc 5,041,574
62,471 (a) AZEK Co, Inc 2,408,882
49,567 (a) Beacon Roofing Supply, Inc 4,108,609
55,927 Boise Cascade Co 7,575,871
43,043 (a) Builders FirstSource, Inc 7,477,860
33,134 Comfort Systems USA, Inc 7,205,651
21,042 (a) Construction Partners, Inc 957,411
109,814 (a) Core & Main, Inc 4,536,416
42,966 Crane Co 5,332,510
25,081 Curtiss-Wright Corp 5,582,278
263,002 (a) DNOW, Inc 2,653,690
24,228 Donaldson Co, Inc 1,564,887
23,973 EMCOR Group, Inc 5,468,481

Quant Small/Mid-Cap Equity Fund January 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
92,099 Enerpac Tool Group Corp $ 2,876,252
40,947 EnerSys 3,913,305
9,443 EnPro Industries, Inc 1,410,595
55,957 Esab Corp 4,811,742
47,561 Federal Signal Corp 3,661,246
115,524 Flowserve Corp 4,612,873
104,966 (a) Fluence Energy, Inc 2,085,674
135,787 (a) Fluor Corp 5,120,528
38,173 (a) Gibraltar Industries, Inc 3,088,959
75,560 Griffon Corp 4,402,126
53,299 Howmet Aerospace, Inc 2,998,602
17,752 Hubbell, Inc 5,957,039
62,731 ITT, Inc 7,576,650
289,159 (a) Janus International Group, Inc 4,091,600
95,089 (a) Kratos Defense & Security Solutions, Inc 1,609,857
10,793 Lennox International, Inc 4,621,131
246,025 (a) MRC Global, Inc 2,622,626
119,692 nVent Electric plc 7,186,308
47,405 Oshkosh Corp 5,219,291
63,835 (a) Parsons Corp 4,158,850
99,823 Pentair plc 7,304,049
87,762 Rush Enterprises, Inc (Class A) 3,941,391
6,366 Snap-On, Inc 1,845,694
47,173 (a) SPX Technologies, Inc 4,747,491
43,276 Textron, Inc 3,665,910
54,833 (a) Titan Machinery, Inc 1,465,686
244,620 (a) Triumph Group, Inc 3,962,844
39,471 UFP Industries, Inc 4,477,985
23,323 (a) V2X, Inc 907,031
257,286 Vertiv Holdings Co 14,492,920
144,535 Wabash National Corp 3,656,736
8,628 WESCO International, Inc 1,497,131
38,323 Woodward Inc 5,279,760
TOTAL CAPITAL GOODS 234,652,164
COMMERCIAL & PROFESSIONAL SERVICES - 2 .5%
132,364 (a) ACV Auctions, Inc 1,716,761
36,310 Booz Allen Hamilton Holding Corp 5,111,359
22,970 Brink's Co 1,856,895
26,921 (a) ExlService Holdings, Inc 842,089
35,489 Insperity, Inc 4,070,233
58,728 Kforce, Inc 4,014,059
7,175 MSA Safety, Inc 1,184,090
25,537 Tetra Tech, Inc 4,039,442
226,763 (a) Upwork, Inc 3,108,921
209,395 Vestis Corp 4,481,053
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 30,424,902
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2 .6%
9,840 (a) Asbury Automotive Group, Inc 2,057,150
73,480 Bath & Body Works, Inc 3,134,657
335,887 (a) CarParts.com, Inc 903,536
117,204 (a) GameStop Corp (Class A) 1,667,813
15,577 Murphy USA, Inc 5,491,204
44,067 (a) ODP Corp 2,253,586
58,033 Sonic Automotive, Inc (Class A) 2,934,149
713,507 (a) Stitch Fix, Inc 2,283,222
108,503 (a) Urban Outfitters, Inc 4,123,114
49,637 Valvoline, Inc 1,811,254
154,267 (a) Warby Parker, Inc 1,966,904
54,374 (a) Wayfair, Inc 2,732,294
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 31,358,883

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL - 3 .4%
28,053 (a) Dream Finders Homes, Inc $ 922,102
101,035 (a) G-III Apparel Group Ltd 3,040,143
28,381 Installed Building Products, Inc 5,530,038
49,916 Kontoor Brands, Inc 2,926,076
94,717 Leggett & Platt, Inc 2,198,382
22,775 Pulte Homes, Inc 2,381,354
204,828 (a) Sonos, Inc 3,191,220
91,703 Steven Madden Ltd 3,840,522
160,857 Tapestry, Inc 6,239,643
24,679 (a) TopBuild Corp 9,109,759
260,603 (a) Under Armour, Inc (Class A) 1,985,795
TOTAL CONSUMER DURABLES & APPAREL 41,365,034
CONSUMER SERVICES - 3 .7%
85,656 (a) Brinker International, Inc 3,665,220
187,474 (a) Denny's Corp 1,992,849
25,545 (a) Duolingo, Inc 4,569,745
181,160 (a) Everi Holdings, Inc 1,885,876
109,845 (a) Frontdoor, Inc 3,598,522
128,763 H&R Block, Inc 6,031,259
152,891 International Game Technology plc 3,969,050
220,541 Laureate Education, Inc 2,783,227
41,931 Strategic Education, Inc 3,944,030
45,025 Texas Roadhouse, Inc (Class A) 5,660,543
173,711 Wendy's Co 3,314,406
30,616 Wyndham Hotels & Resorts, Inc 2,385,905
7,872 Wynn Resorts Ltd 743,353
TOTAL CONSUMER SERVICES 44,543,985
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .7%
60,027 Albertsons Cos, Inc 1,273,773
62,348 Andersons, Inc 3,286,363
75,999 (a) Chefs' Warehouse, Inc 2,418,288
88,091 (a) Performance Food Group Co 6,402,454
98,250 (a) United Natural Foods, Inc 1,464,908
119,686 (a) US Foods Holding Corp 5,506,753
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 20,352,539
ENERGY - 3 .9%
226,752 Archrock, Inc 3,705,128
70,866 California Resources Corp 3,378,891
15,067 Chesapeake Energy Corp 1,161,816
108,503 Delek US Holdings, Inc 2,932,836
239,180 (a) Diamond Offshore Drilling, Inc 2,917,996
26,516 (a) Gulfport Energy Operating Corp 3,364,880
87,501 (a) Helix Energy Solutions Group, Inc 822,509
119,931 Murphy Oil Corp 4,641,330
68,765 Ovintiv, Inc 2,917,011
81,477 (a) Par Pacific Holdings, Inc 2,981,243
118,454 PBF Energy, Inc 5,983,112
83,094 (a) Seadrill Ltd 3,591,323
503,711 (a) Southwestern Energy Co 3,248,936
103,521 Vitesse Energy, Inc 2,174,976
7,839 (a) Weatherford International plc 701,983
144,159 World Fuel Services Corp 3,253,669
TOTAL ENERGY 47,777,639
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6 .2%
145,695 Acadia Realty Trust 2,485,557
66,705 Agree Realty Corp 3,976,285
93,489 Alexander & Baldwin, Inc 1,619,229
131,574 American Assets Trust, Inc 2,951,205
151,684 American Homes 4 Rent 5,316,524
128,182 Americold Realty Trust, Inc 3,525,005
137,385 Apartment Income REIT Corp 4,491,116

Quant Small/Mid-Cap Equity Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
131,265 Brixmor Property Group, Inc $ 2,945,587
173,588 CareTrust REIT, Inc 3,631,461
159,177 Easterly Government Properties, Inc 1,954,694
15,149 EastGroup Properties, Inc 2,687,887
51,253 EPR Properties 2,268,970
73,428 Essential Properties Realty Trust, Inc 1,829,091
33,598 Federal Realty Investment Trust 3,417,924
101,286 First Industrial Realty Trust, Inc 5,218,255
186,461 Kite Realty Group Trust 3,990,265
269,422 Lexington Realty Trust 2,449,046
132,271 Mack-Cali Realty Corp 2,017,133
60,436 National Retail Properties, Inc 2,437,988
187,299 Piedmont Office Realty Trust, Inc 1,273,633
52,546 Regency Centers Corp 3,293,058
31,077 Rexford Industrial Realty, Inc 1,634,339
46,643 Ryman Hospitality Properties, Inc 5,126,066
264,184 Sabra Health Care REIT, Inc 3,524,215
200,145 Service Properties Trust 1,547,121
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 75,611,654
FINANCIAL SERVICES - 8 .1%
49,885 Ally Financial, Inc 1,829,782
138,954 BGC Group, Inc 981,015
136,129 Brightsphere Investment Group, Inc 3,011,174
69,542 (a) Cannae Holdings, Inc 1,408,226
24,505 Cboe Global Markets, Inc 4,505,244
72,772 Corebridge Financial, Inc 1,758,899
82,194 Essent Group Ltd 4,533,821
128,630 (a) Flywire Corp 2,748,823
29,242 Hamilton Lane, Inc 3,390,318
9,391 Intercontinental Exchange, Inc 1,195,756
22,457 Jack Henry & Associates, Inc 3,724,044
103,173 Jackson Financial, Inc 5,165,872
127,249 Jefferies Financial Group, Inc 5,186,669
96,879 (a) Lazard, Inc 3,776,344
9,020 MarketAxess Holdings, Inc 2,034,100
153,140 (a) Marqeta, Inc 920,371
116,202 (a) NMI Holdings, Inc 3,709,168
106,145 OneMain Holdings, Inc 5,052,502
296,829 (a) Pagseguro Digital Ltd 3,820,189
609,996 (a) Payoneer Global, Inc 2,854,781
237,730 (a) Robinhood Markets, Inc 2,553,220
27,213 (a) Shift4 Payments, Inc 1,954,166
90,283 StepStone Group, Inc 3,019,966
40,512 (a) StoneX Group, Inc 2,663,664
66,077 (a) Toast, Inc 1,174,188
66,000 (b) Vanguard Russell 2000 ETF 5,141,400
33,000 Vanguard Small-Cap ETF 6,850,140
60,504 Victory Capital Holdings, Inc 2,040,800
153,859 Virtu Financial, Inc 2,583,293
316,662 Western Union Co 3,980,441
206,499 XP, Inc 5,075,746
TOTAL FINANCIAL SERVICES 98,644,122
FOOD, BEVERAGE & TOBACCO - 1 .3%
51,658 (a) Darling International, Inc 2,236,791
46,421 Ingredion, Inc 4,993,507
9,171 Lamb Weston Holdings, Inc 939,477
86,117 (a) Pilgrim's Pride Corp 2,339,799
266,680 Primo Water Corp 3,888,194
57,675 Utz Brands, Inc 1,020,848
TOTAL FOOD, BEVERAGE & TOBACCO 15,418,616

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES - 4 .2%
160,048 (a) Accolade, Inc $ 1,811,744
200,339 (a) agilon health, Inc 1,179,997
243,029 (a) Alphatec Holdings, Inc 3,910,337
69,011 (a) AtriCure, Inc 2,350,515
58,756 (a) Axonics, Inc 3,988,357
62,501 (a) Cross Country Healthcare, Inc 1,328,146
49,721 (a) Envista Holdings Corp 1,168,444
65,639 (a) Guardant Health, Inc 1,439,463
422,135 (a) Hims & Hers Health, Inc 3,621,918
20,223 (a) Inari Medical, Inc 1,151,700
67,832 (a) LivaNova plc 3,302,062
45,494 (a) Merit Medical Systems, Inc 3,562,180
141,459 (a) Option Care Health, Inc 4,419,179
95,383 (a) Owens & Minor, Inc 1,879,999
84,044 (a) Phreesia, Inc 2,141,441
73,264 (a) Privia Health Group, Inc 1,477,002
100,911 (a) Progyny, Inc 3,843,700
81,218 (a) RxSight, Inc 3,696,231
44,791 Select Medical Holdings Corp 1,164,118
135,172 (a) Teladoc Health, Inc 2,626,392
139,841 (a) Veradigm, Inc 1,276,748
TOTAL HEALTH CARE EQUIPMENT & SERVICES 51,339,673
HOUSEHOLD & PERSONAL PRODUCTS - 0 .8%
125,235 (a) BellRing Brands, Inc 6,921,739
19,378 (a) elf Beauty, Inc 3,091,372
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 10,013,111
INSURANCE - 4 .0%
25,409 American Financial Group, Inc 3,059,244
59,509 Assured Guaranty Ltd 4,827,965
71,529 Axis Capital Holdings Ltd 4,257,406
17,468 Brown & Brown, Inc 1,354,818
70,957 CNO Financial Group, Inc 1,928,611
11,879 Everest Re Group Ltd 4,573,059
27,366 Globe Life, Inc 3,361,092
40,230 (a) Goosehead Insurance, Inc 3,105,756
23,554 Hanover Insurance Group, Inc 3,109,363
157,713 Lincoln National Corp 4,329,222
473,625 (a) Oscar Health, Inc 5,929,785
26,629 Reinsurance Group of America, Inc (Class A) 4,630,517
35,843 Selective Insurance Group, Inc 3,758,497
TOTAL INSURANCE 48,225,335
MATERIALS - 3 .6%
64,193 (a) Axalta Coating Systems Ltd 2,081,137
79,312 Berry Global Group, Inc 5,191,764
71,778 Carpenter Technology Corp 4,420,807
255,059 (a) Constellium SE 4,782,356
23,867 Innospec, Inc 2,771,197
52,766 Minerals Technologies, Inc 3,448,258
43,402 Royal Gold, Inc 4,964,755
99,288 Ryerson Holding Corp 3,407,564
260,174 SSR Mining, Inc 2,453,441
123,312 (a) Summit Materials, Inc 4,461,428
50,426 Worthington Industries, Inc 2,876,299
85,377 (a) Worthington Steel, Inc 2,557,041
TOTAL MATERIALS 43,416,047
MEDIA & ENTERTAINMENT - 1 .8%
94,614 (a) Bumble, Inc 1,298,104
619,851 (a) Clear Channel Outdoor Holdings, Inc 1,066,144
308,482 (a) Eventbrite, Inc 2,581,994
140,553 Gray Television, Inc 1,342,281
197,428 (a) Integral Ad Science Holding Corp 2,872,578

Quant Small/Mid-Cap Equity Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
22,971 (a) Liberty Media Corp-Liberty Live (Class C) $ 856,129
136,402 (a) Liberty Media Corp-Liberty SiriusXM 4,141,165
166,552 (a),(b) Lions Gate Entertainment Corp (Class A) 1,737,137
51,597 (a) TripAdvisor, Inc 1,114,495
81,868 (a) Yelp, Inc 3,580,088
101,523 (a) ZipRecruiter, Inc 1,413,200
TOTAL MEDIA & ENTERTAINMENT 22,003,315
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .1%
108,492 (a) Alkermes plc 2,934,709
168,929 (a) Aurinia Pharmaceuticals, Inc 1,273,725
51,299 (a),(b) Axsome Therapeutics, Inc 4,618,449
401,560 (a) BioCryst Pharmaceuticals, Inc 2,128,268
38,785 Bruker BioSciences Corp 2,773,515
224,431 (a) Codexis, Inc 590,254
182,162 (a) Deciphera Pharmaceuticals, Inc 2,608,560
163,420 (a) Elanco Animal Health, Inc 2,408,811
86,973 (a) Exact Sciences Corp 5,688,034
219,403 (a) Exelixis, Inc 4,774,209
102,601 (a) Halozyme Therapeutics, Inc 3,473,044
81,577 (a) Ideaya Biosciences, Inc 3,551,047
146,204 (a) Innoviva, Inc 2,368,505
65,987 (a) Intra-Cellular Therapies, Inc 4,443,565
15,846 (a) Medpace Holdings, Inc 4,620,377
221 (a) Mural Oncology PLC 970
85,677 (a) Natera, Inc 5,649,541
53,729 (a) Neurocrine Biosciences, Inc 7,509,702
120,023 Perrigo Co plc 3,850,338
118,957 (a) PTC Therapeutics, Inc 3,103,588
131,073 QIAGEN NV 5,722,655
25,553 (a) Sarepta Therapeutics, Inc 3,040,551
15,733 (a) United Therapeutics Corp 3,379,134
125,992 (a) Veracyte, Inc 3,152,320
103,829 (a) Viridian Therapeutics, Inc 1,998,708
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 85,662,579
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1 .1%
626,570 (a) Compass, Inc 2,155,401
136,914 (b) eXp World Holdings, Inc 1,694,995
1,165,987 (a) Opendoor Technologies, Inc 3,987,676
15,880 RMR Group, Inc 414,309
83,161 (a) Zillow Group, Inc (Class A) 4,581,339
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 12,833,720
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1 .3%
116,578 (a) Allegro MicroSystems, Inc 3,024,033
200,442 (a) Credo Technology Group Holding Ltd 4,111,066
48,237 (a) Formfactor, Inc 1,870,149
28,207 (a) Lattice Semiconductor Corp 1,716,678
191,901 (a) Photronics, Inc 5,607,347
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 16,329,273
SOFTWARE & SERVICES - 7 .8%
47,486 (a) Alteryx, Inc 2,253,686
67,870 Amdocs Ltd 6,222,322
20,561 (a) Appfolio, Inc 4,508,205
136,340 (a) AppLovin Corp 5,607,664
10,403 (a) Braze, Inc 562,282
96,603 Clear Secure, Inc 1,838,355
67,216 (a) Domo, Inc 730,638
67,689 (a) Dynatrace, Inc 3,858,273
60,014 (a) Elastic NV 7,025,239
83,944 (a) Everbridge, Inc 1,876,988
55,707 (a) Five9, Inc 4,225,933
144,180 Gen Digital, Inc 3,385,346

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
4,108 (a) Globant S.A. $ 968,708
186,534 (a) Kyndryl Holdings, Inc 3,827,678
86,814 (a) LiveRamp Holdings, Inc 3,427,417
12,472 (a) Manhattan Associates, Inc 3,025,208
193,492 (a),(b) Marathon Digital Holdings, Inc 3,430,613
159,756 (a) Nutanix, Inc 8,978,287
64,808 (a) Q2 Holdings, Inc 2,757,580
184,934 (a) SentinelOne, Inc 4,956,231
99,790 (a) Smartsheet, Inc 4,487,556
177,657 (a) Sprinklr, Inc 2,217,159
5,877 (a) SPS Commerce, Inc 1,080,193
103,993 (a) Squarespace, Inc 3,223,783
100,150 (a) Teradata Corp 4,624,927
238,736 (a) Zeta Global Holdings Corp 2,310,964
345,604 (a) Zuora, Inc 3,158,821
TOTAL SOFTWARE & SERVICES 94,570,056
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .1%
287,815 (a) Arlo Technologies, Inc 2,555,797
43,973 Belden CDT, Inc 3,261,917
79,066 (a) Calix, Inc 2,623,410
13,571 Crane NXT Co 790,918
199,008 (a) Extreme Networks, Inc 2,688,598
25,261 (a) Fabrinet 5,393,476
50,449 (a) Itron, Inc 3,639,391
30,649 Jabil Inc 3,840,013
85,687 Napco Security Technologies, Inc 2,977,623
65,874 (a) Sanmina Corp 3,940,583
20,155 (a) Super Micro Computer, Inc 10,674,290
40,978 TD SYNNEX Corp 4,096,981
201,231 Xerox Holdings Corp 3,714,724
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 50,197,721
TELECOMMUNICATION SERVICES - 0 .3%
34,613 Cogent Communications Group, Inc 2,672,123
41,763 (a),(c) GCI Liberty, Inc 418
43,069 Iridium Communications, Inc 1,561,682
TOTAL TELECOMMUNICATION SERVICES 4,234,223
TRANSPORTATION - 1 .6%
85,286 (a) GXO Logistics, Inc 4,637,853
90,594 (a) Hub Group, Inc (Class A) 4,102,096
247,405 (a) Lyft, Inc (Class A) 3,090,088
164,306 (a) RXO, Inc 3,417,565
36,388 Ryder System, Inc 4,132,585
TOTAL TRANSPORTATION 19,380,187
UTILITIES - 2 .2%
24,753 Allete, Inc 1,463,150
75,200 Clearway Energy, Inc (Class A) 1,688,992
34,828 Clearway Energy, Inc (Class C) 844,231
15,674 MGE Energy, Inc 1,010,816
60,114 New Jersey Resources Corp 2,454,455
49,160 Northwest Natural Holding Co 1,812,038
141,260 NRG Energy, Inc 7,492,430
81,597 UGI Corp 1,806,558
193,048 Vistra Corp 7,920,759
TOTAL UTILITIES 26,493,429
TOTAL COMMON STOCKS 1,212,766,594
(Cost $988,936,547)
TOTAL LONG-TERM INVESTMENTS 1,212,766,594
(Cost $988,936,547)

Quant Small/Mid-Cap Equity Fund January 31, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 2.8%
GOVERNMENT AGENCY DEBT - 0 .0%
$ 200,000 Federal Home Loan Bank (FHLB) 0 .010% 02/09/24 $ 199,740
TOTAL GOVERNMENT AGENCY DEBT 199,740
REPURCHASE AGREEMENT - 2 .8%
33,709,000 (d) Fixed Income Clearing Corp (FICC) 5 .320 02/01/24 33,709,000
TOTAL REPURCHASE AGREEMENT 33,709,000
TOTAL SHORT-TERM INVESTMENTS 33,908,740
(Cost $33,908,766)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
5,097,007 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 5,097,007
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 5,097,007
(Cost $5,097,007)
TOTAL INVESTMENTS - 103.0% 1,251,772,341
(Cost $1,027,942,320)
OTHER ASSETS & LIABILITIES, NET - (3.0)% (37,020,487)
NET ASSETS - 100.0% $ 1,214,751,854
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,221,902.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 1/31/24 to be repurchased at $33,713,981 on 2/1/24, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 7/15/27, valued at $34,383,269.
(e)
Investments made with cash collateral received from securities on loan.

Portfolio of Investments
Social Choice Equity Fund January 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 1 .9%
164,977 (a) American Axle & Manufacturing Holdings, Inc $ 1,334,664
110,497 (a) Aptiv plc 8,986,721
72,626 (a) Modine Manufacturing Co 5,017,730
554,935 (a),(b) Rivian Automotive, Inc 8,496,055
495,457 (a) Tesla, Inc 92,794,142
TOTAL AUTOMOBILES & COMPONENTS 116,629,312
BANKS - 2 .9%
1,694 Ameris Bancorp 84,090
17,614 (a) Bancorp, Inc 768,675
47,422 Bank OZK 2,139,206
3,518 Banner Corp 163,868
47,884 Berkshire Hills Bancorp, Inc 1,149,216
1,259 Cadence Bank 33,515
3,985 Camden National Corp 143,580
788,581 Citigroup, Inc 44,294,595
827 Columbia Banking System, Inc 16,672
407 Commerce Bancshares, Inc 21,213
1,572 Community Trust Bancorp, Inc 65,238
40,378 (a) Customers Bancorp, Inc 2,157,800
10,587 First Busey Corp 249,218
1,130 FNB Corp 14,893
540 Glacier Bancorp, Inc 20,876
1,279 Hancock Whitney Corp 57,696
3,902 Heritage Financial Corp 78,625
285,811 Huntington Bancshares, Inc 3,638,374
377,737 JPMorgan Chase & Co 65,862,223
26,162 National Bank Holdings Corp 915,670
310 NBT Bancorp, Inc 11,027
7,838 Old National Bancorp 129,092
205,551 PNC Financial Services Group, Inc 31,081,367
682,855 Regions Financial Corp 12,748,903
1,879 (a) Texas Capital Bancshares, Inc 114,619
3,796 Trico Bancshares 137,985
310,653 Truist Financial Corp 11,512,800
350 Trustmark Corp 9,446
2,167 UMB Financial Corp 178,778
17,523 Univest Financial Corp 372,189
1,553 Westamerica Bancorporation 74,109
230 Wintrust Financial Corp 22,305
TOTAL BANKS 178,267,863
CAPITAL GOODS - 6 .6%
283,013 3M Co 26,702,277
954 Acuity Brands, Inc 227,205
86,582 (a) Axon Enterprise, Inc 21,564,113
419 (a) Beacon Roofing Supply, Inc 34,731
10,715 Boise Cascade Co 1,451,454
616,096 Carrier Global Corp 33,706,612
164,705 Caterpillar, Inc 49,462,559
35,835 Cummins, Inc 8,575,316
54,272 Curtiss-Wright Corp 12,079,319
105,914 Deere & Co 41,685,632
173,890 Eaton Corp plc 42,790,851
1,365 EMCOR Group, Inc 311,370
48,540 Emerson Electric Co 4,452,574
119,034 Fastenal Co 8,121,690
99,730 Fortive Corp 7,796,892

Social Choice Equity Fund January 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
245 Granite Construction, Inc $ 11,052
92,513 (a) Great Lakes Dredge & Dock Corp 706,799
119,913 Hexcel Corp 7,961,024
1,801 IDEX Corp 380,912
151,171 Illinois Tool Works, Inc 39,440,514
240,193 Johnson Controls International plc 12,655,769
181,026 (a) Kratos Defense & Security Solutions, Inc 3,064,770
36,235 (a) Manitowoc Co, Inc 583,384
72,232 (a) Mercury Computer Systems, Inc 2,142,401
26,688 Moog, Inc (Class A) 3,730,982
10,546 (a) MYR Group, Inc 1,517,042
6,412 Owens Corning, Inc 971,610
37,211 (a) Proto Labs, Inc 1,342,945
22,006 Quanta Services, Inc 4,270,264
37,955 Rockwell Automation, Inc 9,613,242
5,874 Rush Enterprises, Inc (Class A) 263,801
123,205 (a),(b) SunPower Corp 373,311
69,059 Trane Technologies plc 17,406,321
90,918 (a) Triumph Group, Inc 1,472,872
30,230 United Rentals, Inc 18,905,842
16,660 (a) V2X, Inc 647,907
13,236 W.W. Grainger, Inc 11,854,691
1,174 Wabash National Corp 29,702
36,530 Xylem, Inc 4,107,433
TOTAL CAPITAL GOODS 402,417,185
COMMERCIAL & PROFESSIONAL SERVICES - 2 .3%
540 ABM Industries, Inc 22,027
9,872 ACCO Brands Corp 60,022
38,457 (a) ASGN, Inc 3,569,579
176,184 Automatic Data Processing, Inc 43,302,503
673,926 (a) Copart, Inc 32,375,405
16,323 CSG Systems International, Inc 821,210
134,930 (a) ExlService Holdings, Inc 4,220,610
36,384 (a) FTI Consulting, Inc 6,971,538
4,282 Heidrick & Struggles International, Inc 128,332
188 Herman Miller, Inc 4,999
39,570 Kelly Services, Inc (Class A) 813,163
33,753 (a) Liquidity Services, Inc 588,990
143,033 (a) OPENLANE, Inc 2,013,905
42,537 Robert Half International, Inc 3,383,393
15,617 (a) Sterling Check Corp 213,016
120,100 TransUnion 8,309,719
2,825 (a) TriNet Group, Inc 321,202
66,536 Veralto Corp 5,102,646
14,026 Verisk Analytics, Inc 3,387,700
145,676 Waste Management, Inc 27,041,836
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 142,651,795
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3 .4%
4,967 (a) 1-800-FLOWERS.COM, Inc (Class A) 51,657
401 (a) Autozone, Inc 1,107,614
17,468 (a) Children's Place, Inc 389,187
475,745 eBay, Inc 19,538,847
6,360 (a) Five Below, Inc 1,141,366
15,550 (a) Genesco, Inc 431,979
211,595 Home Depot, Inc 74,684,571
59,229 Kohl's Corp 1,525,739
205,770 Lowe's Cos, Inc 43,796,087
30,883 (a) MarineMax, Inc 864,724
36,929 Pool Corp 13,709,891
25,111 (b) Shoe Carnival, Inc 640,331
450,293 TJX Cos, Inc 42,737,309
15,754 Tractor Supply Co 3,538,348

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
860 Winmark Corp $ 310,176
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 204,467,826
CONSUMER DURABLES & APPAREL - 1 .0%
396 Columbia Sportswear Co 31,387
24,632 (a) Crocs, Inc 2,499,655
8,765 (a) Deckers Outdoor Corp 6,606,444
56,305 (a) GoPro, Inc 167,789
36,807 (a) Green Brick Partners, Inc 1,920,221
258 Hasbro, Inc 12,629
23,776 (a),(b) iRobot Corp 323,354
72,689 (a) Lululemon Athletica, Inc 32,987,722
1,560 (a) NVR, Inc 11,037,452
35,241 Pulte Homes, Inc 3,684,799
1,614 PVH Corp 194,100
136,133 (a) Sonos, Inc 2,120,952
TOTAL CONSUMER DURABLES & APPAREL 61,586,504
CONSUMER SERVICES - 3 .2%
19,997 ADT, Inc 130,580
12,959 (a) Booking Holdings, Inc 45,453,304
33,683 (a) Bright Horizons Family Solutions, Inc 3,309,355
20,071 Carriage Services, Inc 495,954
51,012 (a) Dave & Buster's Entertainment, Inc 2,730,672
186,889 Hilton Worldwide Holdings, Inc 35,688,324
179,960 McDonald's Corp 52,677,891
28,107 (a) Planet Fitness, Inc 1,904,530
3,259 (a) Shake Shack, Inc 246,250
13,030 (a) Six Flags Entertainment Corp 328,486
431,373 Starbucks Corp 40,130,630
18,734 Wingstop, Inc 5,266,315
56,944 Yum! Brands, Inc 7,373,679
TOTAL CONSUMER SERVICES 195,735,970
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .1%
171,958 (a) BJ's Wholesale Club Holdings, Inc 11,063,778
81,080 (a) Performance Food Group Co 5,892,894
35,515 Pricesmart, Inc 2,699,850
48,705 SpartanNash Co 1,092,453
143,806 (a) Sprouts Farmers Market, Inc 7,243,508
211,261 Target Corp 29,382,180
82,489 (a) United Natural Foods, Inc 1,229,911
249,841 (a) US Foods Holding Corp 11,495,185
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 70,099,759
ENERGY - 4 .0%
171,669 Baker Hughes Co 4,892,566
121,719 Cheniere Energy, Inc 19,960,699
362,199 Chevron Corp 53,398,999
186,669 (a) Clean Energy Fuels Corp 550,673
403,212 ConocoPhillips 45,107,326
2,207 Delek US Holdings, Inc 59,655
26,828 (a) DMC Global, Inc 456,613
42,040 (a) Dril-Quip, Inc 843,743
211,025 EQT Corp 7,470,285
96,629 Hess Corp 13,579,273
436,940 Kinder Morgan, Inc 7,393,025
644,298 (a) Kosmos Energy Ltd 3,904,446
322,948 NOV, Inc 6,300,715
12,097 (a) Oceaneering International, Inc 251,376
19,522 ONEOK, Inc 1,332,376
34,204 Phillips 66 4,935,979
81,545 Pioneer Natural Resources Co 18,741,487
451,718 Schlumberger Ltd 21,998,667
177,237 TechnipFMC plc 3,427,764

Social Choice Equity Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
155,913 Valero Energy Corp $ 21,656,316
57,936 (a) Weatherford International plc 5,188,169
TOTAL ENERGY 241,450,152
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .6%
189,892 American Tower Corp 37,152,370
296,788 DiamondRock Hospitality Co 2,712,642
62,527 Digital Realty Trust, Inc 8,782,542
46,592 Equinix, Inc 38,660,644
33,420 First Industrial Realty Trust, Inc 1,721,798
4,739 Kilroy Realty Corp 169,467
147,412 Macerich Co 2,327,635
255,691 Park Hotels & Resorts, Inc 3,855,820
6,352 PotlatchDeltic Corp 284,125
321,390 (c) Prologis, Inc 40,716,899
297 Washington REIT 4,301
177,561 Welltower, Inc 15,360,802
238,457 Weyerhaeuser Co 7,814,236
58,638 Xenia Hotels & Resorts, Inc 781,645
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 160,344,926
FINANCIAL SERVICES - 9 .3%
222,295 American Express Co 44,623,498
60,154 Ameriprise Financial, Inc 23,269,372
502,214 Bank of New York Mellon Corp 27,852,788
56,265 BlackRock, Inc 43,566,552
280 Cohen & Steers, Inc 19,718
179,000 Discover Financial Services 18,888,080
8,872 Factset Research Systems, Inc 4,222,362
292,421 Fidelity National Information Services, Inc 18,206,131
117,145 Goldman Sachs Group, Inc 44,984,851
9,333 (a) Green Dot Corp 84,090
175,756 Mastercard, Inc (Class A) 78,954,868
78,034 Moody's Corp 30,592,449
469,448 Morgan Stanley 40,954,644
15,374 (a) Mr Cooper Group, Inc 1,035,593
68,637 Nasdaq Stock Market, Inc 3,965,160
200,000 (b) Nuveen ESG Large-Cap ETF 7,905,080
378,807 (a) PayPal Holdings, Inc 23,239,809
5,668 (a) PRA Group, Inc 129,060
2,432 (a) PROG Holdings, Inc 74,517
108,296 S&P Global, Inc 48,554,512
123,600 State Street Corp 9,130,332
315,927 Visa, Inc (Class A) 86,330,212
49,556 (a) WEX, Inc 10,128,751
TOTAL FINANCIAL SERVICES 566,712,429
FOOD, BEVERAGE & TOBACCO - 3 .0%
70,442 Archer-Daniels-Midland Co 3,915,166
48,343 Campbell Soup Co 2,157,548
993,519 Coca-Cola Co 59,104,445
13,309 (a) Darling International, Inc 576,280
35,374 Fresh Del Monte Produce, Inc 869,493
403,241 General Mills, Inc 26,174,373
186,845 Hormel Foods Corp 5,674,483
191,401 Lamb Weston Holdings, Inc 19,607,119
70,056 McCormick & Co, Inc 4,775,017
349,253 PepsiCo, Inc 58,859,608
6,553 (a) TreeHouse Foods, Inc 275,881
16,269 (a) Vital Farms, Inc 233,948
TOTAL FOOD, BEVERAGE & TOBACCO 182,223,361
HEALTH CARE EQUIPMENT & SERVICES - 5 .1%
426,469 (a),(b) 23andMe Holding Co 311,791
95,650 (a) Accolade, Inc 1,082,758

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
7,715 (a) AtriCure, Inc $ 262,773
255,208 (a) Brookdale Senior Living, Inc 1,395,988
35,040 (a) Castle Biosciences, Inc 808,723
83,086 Cigna Group 25,004,732
54,734 (a) CryoLife, Inc 915,152
73,290 (a) DocGo, Inc 271,173
370,002 (a) Edwards Lifesciences Corp 29,034,057
85,478 Elevance Health, Inc 42,178,264
71,032 (a) Enhabit, Inc 716,713
141,106 (a) Envista Holdings Corp 3,315,991
28,878 (a) Fulgent Genetics, Inc 710,110
26,504 (a) Glaukos Corp 2,359,651
11,862 (a) Globus Medical, Inc 626,195
100,160 HCA, Inc 30,538,784
79,719 (a) Health Catalyst, Inc 778,855
17,140 (a) Henry Schein, Inc 1,282,758
92,217 (a) Hologic, Inc 6,864,633
49,662 (a) IDEXX Laboratories, Inc 25,579,903
25,670 LeMaitre Vascular, Inc 1,489,887
7,921 (a) LivaNova plc 385,594
54,428 McKesson Corp 27,208,013
36,789 (a) Merit Medical Systems, Inc 2,880,579
126,866 (a) NeoGenomics, Inc 1,883,960
50,094 (a) Nevro Corp 829,557
63,413 (a) Omnicell, Inc 2,039,996
101,542 (a) OraSure Technologies, Inc 748,365
49,605 (a) Orthofix Medical, Inc 689,013
14,111 (a) Pennant Group, Inc 211,806
13,076 (a) Penumbra, Inc 3,297,636
51,731 (a) Pulmonx Corp 686,988
68,280 Resmed, Inc 12,986,856
40,098 (a) RxSight, Inc 1,824,860
1,257 (a) Shockwave Medical, Inc 284,396
50,222 (a) SI-BONE, Inc 1,014,987
20,651 (a) STAAR Surgical Co 578,435
27,192 STERIS plc 5,953,688
63,775 (a) Treace Medical Concepts, Inc 859,687
10,003 (a) UFP Technologies, Inc 1,685,606
141,434 UnitedHealth Group, Inc 72,377,435
TOTAL HEALTH CARE EQUIPMENT & SERVICES 313,956,348
HOUSEHOLD & PERSONAL PRODUCTS - 1 .3%
8,893 Kimberly-Clark Corp 1,075,786
494,111 Procter & Gamble Co 77,644,603
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 78,720,389
INSURANCE - 2 .3%
652,282 (a) Genworth Financial, Inc (Class A) 4,024,580
206,392 Marsh & McLennan Cos, Inc 40,007,026
241,813 Progressive Corp 43,103,167
268,139 Prudential Financial, Inc 28,135,825
128,444 Travelers Cos, Inc 27,147,924
TOTAL INSURANCE 142,418,522
MATERIALS - 3 .0%
24,197 (a) Allegheny Technologies, Inc 988,931
15,724 Amcor plc 148,277
10,332 Aptargroup, Inc 1,341,920
351,159 Ball Corp 19,471,767
302,651 (a) Coeur Mining, Inc 814,131
98,034 Dow, Inc 5,254,622
179,415 Ecolab, Inc 35,563,641
945 H.B. Fuller Co 71,603
44,706 International Flavors & Fragrances, Inc 3,606,880

Social Choice Equity Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
28,460 Koppers Holdings, Inc $ 1,455,444
134,150 Linde plc 54,307,945
15,280 Martin Marietta Materials, Inc 7,768,658
382,978 Newmont Goldcorp Corp 13,216,571
159,805 Nucor Corp 29,872,349
13,316 Olympic Steel, Inc 899,895
19,087 PPG Industries, Inc 2,692,030
64,295 (a) Ranpak Holdings Corp 264,895
9,950 Royal Gold, Inc 1,138,181
4,126 Schnitzer Steel Industries, Inc (Class A) 108,638
147,465 (a) Summit Materials, Inc 5,335,284
TOTAL MATERIALS 184,321,662
MEDIA & ENTERTAINMENT - 4 .3%
155,122 (a) Cinemark Holdings, Inc 2,145,337
529,116 (a) Clear Channel Outdoor Holdings, Inc 910,080
1,138,304 Comcast Corp (Class A) 52,976,668
125,710 Electronic Arts, Inc 17,295,182
80,714 Gray Television, Inc 770,819
9,044 (a) IMAX Corp 126,345
104,365 Interpublic Group of Cos, Inc 3,443,001
13,563 John Wiley & Sons, Inc (Class A) 458,972
34,059 (a) MediaAlpha, Inc 434,252
109,062 (a) NetFlix, Inc 61,522,965
13,180 New York Times Co (Class A) 640,021
271,016 News Corp (Class A) 6,677,834
191,498 Omnicom Group, Inc 17,307,589
4,632 (a) Roku, Inc 407,894
7,816 Scholastic Corp 300,447
916,696 (b) Sirius XM Holdings, Inc 4,665,983
139,881 (a) Take-Two Interactive Software, Inc 23,070,573
214,782 (a) Vimeo, Inc 852,685
524,539 Walt Disney Co 50,381,971
284,699 (a) Warner Bros Discovery, Inc 2,852,684
93,959 (a) Yelp, Inc 4,108,827
29,421 (a) Ziff Davis, Inc 1,982,975
95,446 (a) ZipRecruiter, Inc 1,328,608
428,180 (a) ZoomInfo Technologies, Inc 6,868,007
TOTAL MEDIA & ENTERTAINMENT 261,529,719
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .2%
102,982 (a) Aclaris Therapeutics, Inc 119,459
108,559 (a) Adaptive Biotechnologies Corp 398,412
191,472 Agilent Technologies, Inc 24,910,507
89,517 (a) Alector, Inc 533,521
54,554 (a),(b) Allogene Therapeutics, Inc 192,030
165,194 Amgen, Inc 51,913,866
54,462 (a) Arcellx, Inc 3,367,930
32,886 (a) Arcturus Therapeutics Holdings, Inc 1,084,251
2,503 (a),(b) Axsome Therapeutics, Inc 225,345
6,961 (a) Biogen, Inc 1,717,000
94,962 (a) Biohaven Ltd 4,223,910
696,327 Bristol-Myers Squibb Co 34,029,500
49,414 (a) Cabaletta Bio, Inc 1,011,999
34,434 (a),(b) Cassava Sciences, Inc 824,694
141,667 (a) Cymabay Therapeutics, Inc 3,330,591
199,610 Danaher Corp 47,888,435
156,876 Eli Lilly & Co 101,280,714
24,946 (a),(b) Entrada Therapeutics, Inc 363,463
107,834 (a) Erasca, Inc 180,083
329,410 Gilead Sciences, Inc 25,779,627
76,099 (a) Immunovant, Inc 2,770,765
88,123 (a) Intellia Therapeutics, Inc 2,099,090
16,514 (a) Intra-Cellular Therapies, Inc 1,112,053

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
64,325 (a) IQVIA Holdings, Inc $ 13,394,395
15,785 (a) Janux Therapeutics, Inc 135,120
102,685 (a),(b) Lyell Immunopharma, Inc 187,914
577,993 Merck & Co, Inc 69,809,995
5,838 (a) Mettler-Toledo International, Inc 6,989,195
45,204 (a),(b) Phathom Pharmaceuticals, Inc 302,867
28,847 Phibro Animal Health Corp 311,836
59,536 (a) Prothena Corp plc 1,690,227
32,241 (a) Regeneron Pharmaceuticals, Inc 30,396,170
139,569 (a),(b) Sana Biotechnology, Inc 766,234
78,238 (a) Scholar Rock Holding Corp 1,091,420
64,056 (a) Tango Therapeutics, Inc 752,658
34,056 (a) Tarsus Pharmaceuticals, Inc 927,685
92,659 (a) Ultragenyx Pharmaceutical, Inc 4,087,188
73,631 (a) Verve Therapeutics, Inc 796,687
20,376 (a) Viridian Therapeutics, Inc 392,238
18,425 (a) Waters Corp 5,853,807
37,317 West Pharmaceutical Services, Inc 13,920,361
207,473 Zoetis, Inc 38,965,504
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 500,128,746
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .2%
152,143 (a) Anywhere Real Estate, Inc 1,083,258
84,154 (a) CBRE Group, Inc 7,263,332
1,487 (a) Howard Hughes Holdings, Inc 119,079
5,945 (a) Jones Lang LaSalle, Inc 1,052,621
2,009 RMR Group, Inc 52,415
11,019 (a) Tejon Ranch Co 173,880
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 9,744,585
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8 .1%
277,728 Applied Materials, Inc 45,630,710
22,180 (a) Cirrus Logic, Inc 1,712,296
151,483 (a) First Solar, Inc 22,161,963
1,166,148 Intel Corp 50,237,656
50,671 Lam Research Corp 41,812,189
535,550 Marvell Technology, Inc 36,256,735
355,760 Nvidia Corp 218,888,455
69,123 (a) Onto Innovation, Inc 11,163,364
153,903 (a) Rambus, Inc 10,546,973
18,585 (a) Silicon Laboratories, Inc 2,292,646
287,888 Texas Instruments, Inc 46,096,627
166,540 (a) Wolfspeed, Inc 5,420,877
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 492,220,491
SOFTWARE & SERVICES - 16 .5%
106,858 (a) Adobe, Inc 66,014,735
52,590 (a) Altair Engineering, Inc 4,471,202
8,948 (a) Ansys, Inc 2,933,423
15,256 (a) Appfolio, Inc 3,345,031
34,421 (a) Asana, Inc 599,614
145,524 (a) Autodesk, Inc 36,935,447
135,764 (a) Cadence Design Systems, Inc 39,162,483
17,006 (a),(b) Digimarc Corp 602,353
84,180 Dolby Laboratories, Inc (Class A) 7,002,092
195,643 (a) DoubleVerify Holdings, Inc 7,827,676
291,257 (a) DXC Technology Co 6,349,403
42,876 (a) Elastic NV 5,019,065
95,915 (a) Guidewire Software, Inc 10,711,787
54,346 (a) HubSpot, Inc 33,205,406
31,603 (a) Intapp, Inc 1,361,457
16,403 InterDigital, Inc 1,723,135
267,681 International Business Machines Corp 49,162,293
81,710 Intuit, Inc 51,585,974

Social Choice Equity Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
1,034,024 Microsoft Corp $ 411,107,262
320,818 (a) Nutanix, Inc 18,029,972
5,290 (a) OneSpan, Inc 54,275
44,367 (a) PTC, Inc 8,014,899
228,900 (a) Salesforce, Inc 64,341,501
65,740 (a) ServiceNow, Inc 50,317,396
187,606 (a) Splunk, Inc 28,773,132
148,030 (a) Sprinklr, Inc 1,847,414
54,671 (a) Sprout Social, Inc 3,352,972
51,800 (a) SPS Commerce, Inc 9,520,840
75,082 (a) Synopsys, Inc 40,044,985
141,239 (a) Teradata Corp 6,522,417
129,820 (a) Workday, Inc 37,786,707
27,569 (a) Xperi, Inc 294,437
TOTAL SOFTWARE & SERVICES 1,008,020,785
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .4%
112,013 ADTRAN Holdings, Inc 701,762
129,284 Avnet, Inc 5,856,565
41,522 Badger Meter, Inc 5,978,753
49,912 Benchmark Electronics, Inc 1,353,614
211,060 (a) Ciena Corp 11,186,180
43,723 CTS Corp 1,795,266
37,508 (a) ePlus, Inc 2,833,354
51,951 (a) Fabrinet 11,092,058
155,399 (a) Harmonic, Inc 1,818,168
1,822,761 Hewlett Packard Enterprise Co 27,870,016
1,131,111 HP, Inc 32,474,197
229,018 (a) Infinera Corp 1,131,349
40,518 (a) Insight Enterprises, Inc 7,485,295
57,671 (a) Itron, Inc 4,160,386
217,328 (a) Keysight Technologies, Inc 33,307,689
34,608 (a) Kimball Electronics, Inc 822,978
126,850 (a) Knowles Corp 2,068,924
75,326 (a) Lumentum Holdings, Inc 4,138,410
6,814 Methode Electronics, Inc 141,459
282,731 (a) Mirion Technologies, Inc 2,671,808
42,777 (a) Netgear, Inc 607,433
44,718 (a) Netscout Systems, Inc 961,884
29,636 (a) Novanta, Inc 4,580,244
22,912 (a) OSI Systems, Inc 2,933,423
37,593 (a),(b) PAR Technology Corp 1,711,985
38,740 (a) Plexus Corp 3,669,453
90,647 (a) Ribbon Communications, Inc 275,567
24,438 (a) Rogers Corp 2,816,968
350,701 (a) Trimble Inc 17,836,653
17,479 (a) Vishay Precision Group, Inc 557,231
221,432 Vontier Corp 7,659,333
165,096 Xerox Holdings Corp 3,047,672
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 205,546,077
TELECOMMUNICATION SERVICES - 1 .0%
154,613 Iridium Communications, Inc 5,606,267
1,249,780 Verizon Communications, Inc 52,928,183
TOTAL TELECOMMUNICATION SERVICES 58,534,450
TRANSPORTATION - 2 .8%
33,594 ArcBest Corp 4,002,054
24,112 CH Robinson Worldwide, Inc 2,027,578
1,095,373 CSX Corp 39,104,816
692,858 Delta Air Lines, Inc 27,118,462
101,378 Expeditors International Washington, Inc 12,807,083
8,345 Norfolk Southern Corp 1,963,078
80,759 Old Dominion Freight Line 31,578,384

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
9 Ryder System, Inc $ 1,022
37,788 (a) Saia, Inc 17,026,517
248,049 United Parcel Service, Inc (Class B) 35,198,153
TOTAL TRANSPORTATION 170,827,147
UTILITIES - 2 .1%
276,600 American Electric Power Co, Inc 21,613,524
140,493 Consolidated Edison, Inc 12,770,814
720,455 NextEra Energy, Inc 42,240,277
499,130 Southern Co 34,699,518
127,239 (a),(b) Sunnova Energy International, Inc 1,338,554
75,182 WEC Energy Group, Inc 6,071,698
180,121 Xcel Energy, Inc 10,783,844
TOTAL UTILITIES 129,518,229
TOTAL COMMON STOCKS 6,078,074,232
(Cost $3,654,536,723)
TOTAL LONG-TERM INVESTMENTS 6,078,074,232
(Cost $3,654,536,723)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.4%
REPURCHASE AGREEMENT - 0 .3%
$ 19,295,000 (d) Fixed Income Clearing Corp (FICC) 5 .320% 02/01/24 19,295,000
TOTAL REPURCHASE AGREEMENT 19,295,000
TREASURY DEBT - 0 .1%
5,000,000 United States Treasury Bill 0 .010 03/07/24 4,974,378
TOTAL TREASURY DEBT 4,974,378
TOTAL SHORT-TERM INVESTMENTS 24,269,378
(Cost $24,269,333)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
12,695,552 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 12,695,552
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 12,695,552
(Cost $12,695,552)
TOTAL INVESTMENTS - 100.2% 6,115,039,162
(Cost $3,691,501,608)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (10,379,259)
NET ASSETS - 100.0% $ 6,104,659,903

Social Choice Equity Fund January 31, 2024

Portfolio of Investments
(continued)
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,832,240.
(c)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 1/31/24 to be repurchased at $19,297,851 on 2/1/24, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 1/15/27, valued at $19,680,953.
(e)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 103 03/15/24  $ 25,035,174 $ 25,083,075 $ 47,901

Portfolio of Investments
Social Choice Low Carbon Equity Fund January 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 1 .8%
35,767 (a) Aptiv plc $ 2,908,930
15,654 (a) Modine Manufacturing Co 1,081,535
95,382 (a) Tesla, Inc 17,864,095
TOTAL AUTOMOBILES & COMPONENTS 21,854,560
BANKS - 3 .5%
1,105 Amalgamated Financial Corp 29,349
339 Camden National Corp 12,214
154,261 Citigroup, Inc 8,664,841
119 First Commonwealth Financial Corp 1,667
5,919 Independent Bank Corp 150,579
107,581 JPMorgan Chase & Co 18,757,823
48,730 PNC Financial Services Group, Inc 7,368,463
1,527 Premier Financial Corp 31,899
65,064 Regions Financial Corp 1,214,745
1,460 Stellar Bancorp, Inc 36,544
137,130 Truist Financial Corp 5,082,038
1,445 Univest Financial Corp 30,692
TOTAL BANKS 41,380,854
CAPITAL GOODS - 7 .9%
64,929 3M Co 6,126,051
3,853 Argan, Inc 170,804
21,340 (a) Axon Enterprise, Inc 5,314,940
88,108 Carrier Global Corp 4,820,389
33,054 Caterpillar, Inc 9,926,447
11,472 Curtiss-Wright Corp 2,553,323
22,074 Deere & Co 8,687,885
34,068 Eaton Corp plc 8,383,453
271 EMCOR Group, Inc 61,818
71,693 Emerson Electric Co 6,576,399
16,418 (a) Energy Recovery, Inc 254,643
28,654 Fastenal Co 1,955,062
80,888 Fortive Corp 6,323,824
19,903 (a) Great Lakes Dredge & Dock Corp 152,059
14,308 Hexcel Corp 949,908
3,189 Hyster-Yale Materials Handling, Inc 209,581
30,715 Illinois Tool Works, Inc 8,013,544
20,174 Ingersoll Rand, Inc 1,611,096
37,635 (a) Kratos Defense & Security Solutions, Inc 637,161
14,909 (a) Mercury Computer Systems, Inc 442,201
8,633 Moog, Inc (Class A) 1,206,893
3,920 Owens Corning, Inc 593,998
8,823 Primoris Services Corp 289,394
8,268 (a) Proto Labs, Inc 298,392
31,681 Quanta Services, Inc 6,147,698
6,567 Rockwell Automation, Inc 1,663,290
2,387 Trane Technologies plc 601,643
17,595 (a) Triumph Group, Inc 285,039
9,810 United Rentals, Inc 6,135,174
3,679 (a) V2X, Inc 143,076
4,248 W.W. Grainger, Inc 3,804,679
1,778 Xylem, Inc 199,918
TOTAL CAPITAL GOODS 94,539,782
COMMERCIAL & PROFESSIONAL SERVICES - 1 .8%
6,190 ACCO Brands Corp 37,635
34,736 Automatic Data Processing, Inc 8,537,414
134,660 (a) Copart, Inc 6,469,066

Social Choice Low Carbon Equity Fund January 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
9,357 CSG Systems International, Inc $ 470,751
45,935 (a) ExlService Holdings, Inc 1,436,847
10,006 (a) FTI Consulting, Inc 1,917,250
1,243 Heidrick & Struggles International, Inc 37,253
1,324 Herman Miller, Inc 35,205
278 ICF International, Inc 38,653
5,463 Kelly Services, Inc (Class A) 112,265
7 Kforce, Inc 478
6,255 (a) Liquidity Services, Inc 109,150
8,860 Matthews International Corp (Class A) 291,494
2,761 (a) OPENLANE, Inc 38,875
5,558 TransUnion 384,558
1,943 (a) TrueBlue, Inc 26,775
2,488 TTEC Holdings, Inc 50,705
12,847 Veralto Corp 985,236
4,286 Verisk Analytics, Inc 1,035,198
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 22,014,808
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3 .5%
2,642 (a) Autozone, Inc 7,297,547
56,650 eBay, Inc 2,326,615
2,315 Hibbett Sports, Inc 154,295
42,219 Home Depot, Inc 14,901,618
11 LKQ Corp 513
42,028 Lowe's Cos, Inc 8,945,240
91,057 TJX Cos, Inc 8,642,220
868 Winmark Corp 313,062
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 42,581,110
CONSUMER DURABLES & APPAREL - 1 .1%
17,686 DR Horton, Inc 2,527,506
16,985 (a) GoPro, Inc 50,615
8,063 (a) Green Brick Partners, Inc 420,647
5 Hasbro, Inc 245
6,636 (a) iRobot Corp 90,249
14,807 (a) Lululemon Athletica, Inc 6,719,713
36,246 Pulte Homes, Inc 3,789,882
9,623 (a) Sonos, Inc 149,926
TOTAL CONSUMER DURABLES & APPAREL 13,748,783
CONSUMER SERVICES - 3 .1%
2,599 (a) Booking Holdings, Inc 9,115,914
12,782 (a) Brinker International, Inc 546,942
4,301 Carriage Services, Inc 106,278
12,260 (a) Dave & Buster's Entertainment, Inc 656,278
6,086 (a) European Wax Center, Inc 90,316
128 (a) Frontdoor, Inc 4,193
38,782 McDonald's Corp 11,352,267
28,670 (a) Rover Group, Inc 313,650
5,037 (a) Shake Shack, Inc 380,596
87,905 Starbucks Corp 8,177,802
2,511 Vail Resorts, Inc 557,442
46,366 Yum! Brands, Inc 6,003,933
TOTAL CONSUMER SERVICES 37,305,611
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .7%
5,371 Andersons, Inc 283,105
36,632 (a) BJ's Wholesale Club Holdings, Inc 2,356,903
64,767 Kroger Co 2,988,349
40,550 (a) Performance Food Group Co 2,947,174
397 Pricesmart, Inc 30,180
1,434 SpartanNash Co 32,165
28,639 (a) Sprouts Farmers Market, Inc 1,442,546
54,742 Target Corp 7,613,517
10,982 (a) United Natural Foods, Inc 163,742

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL—continued
60,461 (a) US Foods Holding Corp $ 2,781,811
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 20,639,492
ENERGY - 2 .0%
38,102 Archrock, Inc 622,587
179,774 Baker Hughes Co 5,123,559
17,952 Cactus, Inc 761,883
60,854 ChampionX Corp 1,668,008
48,397 (a) Clean Energy Fuels Corp 142,771
7,822 Core Laboratories, Inc 123,353
20,124 Delek US Holdings, Inc 543,952
4,198 (a) DMC Global, Inc 71,450
10,205 (a) Dril-Quip, Inc 204,814
5,676 Excelerate Energy, Inc 86,956
23,720 (a) Expro Group Holdings NV 417,472
17,690 (a) Green Plains, Inc 366,714
119,912 NOV, Inc 2,339,483
29,233 (a) Oceaneering International, Inc 607,462
94,615 ONEOK, Inc 6,457,474
2,114 Targa Resources Corp 179,605
132,001 TechnipFMC plc 2,552,899
20,990 (a) Weatherford International plc 1,879,655
17,818 World Fuel Services Corp 402,152
TOTAL ENERGY 24,552,249
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3 .8%
40,186 American Tower Corp 7,862,391
56,194 Crown Castle, Inc 6,083,001
24,207 DiamondRock Hospitality Co 221,252
47,571 Digital Realty Trust, Inc 6,681,823
11,972 Empire State Realty Trust, Inc 113,973
9,685 Equinix, Inc 8,036,322
33,468 Park Hotels & Resorts, Inc 504,697
68,810 (b) Prologis, Inc 8,717,539
4,036 Safehold, Inc 80,155
78,749 Welltower, Inc 6,812,576
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 45,113,729
FINANCIAL SERVICES - 9 .2%
44,489 American Express Co 8,930,722
2,628 Ameriprise Financial, Inc 1,016,589
54,996 Bank of New York Mellon Corp 3,050,078
11,344 BlackRock, Inc 8,783,773
28,027 Discover Financial Services 2,957,409
129 Federal Agricultural Mortgage Corp (FAMC) 24,031
103,327 Fidelity National Information Services, Inc 6,433,139
23,806 Goldman Sachs Group, Inc 9,141,742
34,487 Mastercard, Inc (Class A) 15,492,595
19,331 Moody's Corp 7,578,525
94,542 Morgan Stanley 8,247,844
120,087 (a) PayPal Holdings, Inc 7,367,338
21,535 S&P Global, Inc 9,655,217
19,202 State Street Corp 1,418,452
62,449 Visa, Inc (Class A) 17,064,814
13,008 (a) WEX, Inc 2,658,705
TOTAL FINANCIAL SERVICES 109,820,973
FOOD, BEVERAGE & TOBACCO - 3 .6%
1,602 Archer-Daniels-Midland Co 89,039
17,950 (a) Bunge Global S.A. 1,581,216
198,172 Coca-Cola Co 11,789,252
46,341 (a) Darling International, Inc 2,006,565
81,822 General Mills, Inc 5,311,066
87 (a) Hain Celestial Group, Inc 932
38,355 Hormel Foods Corp 1,164,841

Social Choice Low Carbon Equity Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
127,363 Keurig Dr Pepper, Inc $ 4,004,293
44,590 Lamb Weston Holdings, Inc 4,567,800
11,256 McCormick & Co, Inc 767,209
70,381 PepsiCo, Inc 11,861,310
3,305 (a) Vital Farms, Inc 47,526
TOTAL FOOD, BEVERAGE & TOBACCO 43,191,049
HEALTH CARE EQUIPMENT & SERVICES - 5 .8%
126 (a) Acadia Healthcare Co, Inc 10,350
43 (a) AMN Healthcare Services, Inc 3,182
26,778 Cigna Group 8,058,839
8,877 (a) CryoLife, Inc 148,423
91,776 (a) Edwards Lifesciences Corp 7,201,663
8,818 Elevance Health, Inc 4,351,154
295 Encompass Health Corp 20,957
14,996 (a) Enhabit, Inc 151,310
9,467 (a) Envista Holdings Corp 222,475
6,370 (a) Fulgent Genetics, Inc 156,638
24,896 HCA, Inc 7,590,790
16,334 (a) Health Catalyst, Inc 159,583
6,341 (a) Hologic, Inc 472,024
13,119 (a) IDEXX Laboratories, Inc 6,757,335
1,649 (a) Insulet Corp 314,745
90 (a) Integer Holdings Corp 9,119
5,255 LeMaitre Vascular, Inc 305,000
62 (a) LivaNova plc 3,018
15,356 McKesson Corp 7,676,311
13,518 (a) Omnicell, Inc 434,874
17,854 (a) OraSure Technologies, Inc 131,584
5,698 (a) Orthofix Medical, Inc 79,145
11,126 (a) Penumbra, Inc 2,805,866
586 (a) RadNet, Inc 21,664
12,615 Resmed, Inc 2,399,373
5,277 (a) Shockwave Medical, Inc 1,193,921
10,364 (a) SI-BONE, Inc 209,456
2,029 (a) UFP Technologies, Inc 341,907
35,288 UnitedHealth Group, Inc 18,058,281
6,424 (a) Varex Imaging Corp 123,791
TOTAL HEALTH CARE EQUIPMENT & SERVICES 69,412,778
HOUSEHOLD & PERSONAL PRODUCTS - 1 .3%
98,598 Procter & Gamble Co 15,493,690
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 15,493,690
INSURANCE - 2 .9%
146,974 (a) Genworth Financial, Inc (Class A) 906,830
42,341 Marsh & McLennan Cos, Inc 8,207,379
6,102 Primerica, Inc 1,428,844
8,968 ProAssurance Corp 120,709
49,075 Progressive Corp 8,747,619
57,650 Prudential Financial, Inc 6,049,215
18,318 Selective Insurance Group, Inc 1,920,825
34,549 Travelers Cos, Inc 7,302,277
TOTAL INSURANCE 34,683,698
MATERIALS - 2 .5%
36,860 (a) Allegheny Technologies, Inc 1,506,468
86,588 Ball Corp 4,801,305
4,887 (a) Clearwater Paper Corp 161,124
34,438 (a) Coeur Mining, Inc 92,638
16,584 Commercial Metals Co 866,016
81 Compass Minerals International, Inc 1,822
36,580 Ecolab, Inc 7,250,888
44,407 Graphic Packaging Holding Co 1,132,823
5,887 Hawkins, Inc 391,898

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
34 Innospec, Inc $ 3,948
6,388 International Flavors & Fragrances, Inc 515,384
6,031 Koppers Holdings, Inc 308,425
3,959 Myers Industries, Inc 74,231
173,918 Newmont Goldcorp Corp 6,001,910
1,645 Olympic Steel, Inc 111,169
6,517 PPG Industries, Inc 919,158
19,577 Royal Gold, Inc 2,239,413
5,769 Ryerson Holding Corp 197,992
2,888 Schnitzer Steel Industries, Inc (Class A) 76,041
23,934 Steel Dynamics, Inc 2,888,594
TOTAL MATERIALS 29,541,247
MEDIA & ENTERTAINMENT - 4 .5%
16,336 (a) Charter Communications, Inc 6,055,919
233,111 Comcast Corp (Class A) 10,848,986
43,644 Electronic Arts, Inc 6,004,541
5,935 (a) Liberty Media Corp-Liberty Formula One (Class C) 399,129
6,347 (a) MediaAlpha, Inc 80,924
21,378 (a) NetFlix, Inc 12,059,544
7,377 (a) Roku, Inc 649,619
26,268 (a) Take-Two Interactive Software, Inc 4,332,381
40,872 (a) Vimeo, Inc 162,262
108,961 Walt Disney Co 10,465,704
69,536 (a) Warner Bros Discovery, Inc 696,751
20,235 (a) Yelp, Inc 884,876
22,813 (a) ZipRecruiter, Inc 317,557
81,361 (a) ZoomInfo Technologies, Inc 1,305,030
TOTAL MEDIA & ENTERTAINMENT 54,263,223
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .2%
21,113 (a) Aclaris Therapeutics, Inc 24,491
22,005 Agilent Technologies, Inc 2,862,851
24,261 (a) Allogene Therapeutics, Inc 85,399
32,763 Amgen, Inc 10,296,101
11,312 (a) Arcellx, Inc 699,534
11,247 (a) Biogen, Inc 2,774,185
17,715 (a) Biohaven Ltd 787,963
142,022 Bristol-Myers Squibb Co 6,940,615
6,343 (a) Cassava Sciences, Inc 151,915
29,235 (a) Cymabay Therapeutics, Inc 687,315
41,461 Danaher Corp 9,946,909
30,794 Eli Lilly & Co 19,880,914
5,238 (a) Entrada Therapeutics, Inc 76,318
10,787 (a) Erasca, Inc 18,014
100,243 Gilead Sciences, Inc 7,845,017
16,081 (a) Immunovant, Inc 585,509
10,708 (a) IQVIA Holdings, Inc 2,229,727
113,959 Merck & Co, Inc 13,763,968
7,336 (a) Phathom Pharmaceuticals, Inc 49,151
8,862 (a) Regeneron Pharmaceuticals, Inc 8,354,916
27,104 (a),(c) Sana Biotechnology, Inc 148,801
7,756 (a) Tango Therapeutics, Inc 91,133
7,168 (a) Tarsus Pharmaceuticals, Inc 195,256
18,384 (a),(c) Theravance Biopharma, Inc 174,280
3,424 West Pharmaceutical Services, Inc 1,277,255
42,132 Zoetis, Inc 7,912,811
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 97,860,348
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .3%
32,684 (a) Anywhere Real Estate, Inc 232,710
41,029 (a) CBRE Group, Inc 3,541,213
4,386 (a) Tejon Ranch Co 69,211
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 3,843,134

Social Choice Low Carbon Equity Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8 .0%
56,357 Applied Materials, Inc $ 9,259,455
7,282 (a) Cirrus Logic, Inc 562,170
30,342 (a) First Solar, Inc 4,439,035
232,756 Intel Corp 10,027,128
10,117 Lam Research Corp 8,348,245
107,038 Marvell Technology, Inc 7,246,473
70,087 Nvidia Corp 43,122,428
7,755 (a) Onto Innovation, Inc 1,252,433
32,523 (a) Rambus, Inc 2,228,801
1,540 (a) Silicon Laboratories, Inc 189,974
57,740 Texas Instruments, Inc 9,245,329
1,265 (a) Wolfspeed, Inc 41,176
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 95,962,647
SOFTWARE & SERVICES - 15 .3%
21,490 (a) Adobe, Inc 13,276,092
8,492 (a) Altair Engineering, Inc 721,990
7,964 (a) Ansys, Inc 2,610,838
29,082 (a) Autodesk, Inc 7,381,302
26,973 (a) Cadence Design Systems, Inc 7,780,632
3,686 (a) Commvault Systems, Inc 337,933
1,826 Dolby Laboratories, Inc (Class A) 151,887
68,918 (a) DXC Technology Co 1,502,412
330 (a) Elastic NV 38,630
7,274 (a) HubSpot, Inc 4,444,414
4,662 (a) Intapp, Inc 200,839
8,242 InterDigital, Inc 865,822
53,854 International Business Machines Corp 9,890,826
16,492 Intuit, Inc 10,411,894
203,310 Microsoft Corp 80,831,990
45,022 (a) Salesforce, Inc 12,655,234
12,938 (a) ServiceNow, Inc 9,902,745
20,229 (a) Splunk, Inc 3,102,522
11,165 (a) SPS Commerce, Inc 2,052,127
14,439 (a) Synopsys, Inc 7,701,041
17,108 (a) Teradata Corp 790,047
25,420 (a) Workday, Inc 7,398,999
TOTAL SOFTWARE & SERVICES 184,050,216
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .3%
28,112 Avnet, Inc 1,273,474
8,954 Badger Meter, Inc 1,289,286
10,055 Benchmark Electronics, Inc 272,692
44,657 (a) Ciena Corp 2,366,821
9,052 CTS Corp 371,675
8,113 (a) ePlus, Inc 612,856
11,300 (a) Fabrinet 2,412,663
32,839 (a) Harmonic, Inc 384,216
365,422 Hewlett Packard Enterprise Co 5,587,302
205,806 HP, Inc 5,908,690
9,609 (a) Insight Enterprises, Inc 1,775,167
7,601 (a) Itron, Inc 548,336
37,364 (a) Keysight Technologies, Inc 5,726,407
7,284 (a) Kimball Electronics, Inc 173,214
25,579 (a) Knowles Corp 417,194
5,528 Littelfuse, Inc 1,337,223
172 (a) Lumentum Holdings, Inc 9,450
600 Methode Electronics, Inc 12,456
40,678 (a) Mirion Technologies, Inc 384,407
8,531 (a) Netgear, Inc 121,140
2,868 (a) Novanta, Inc 443,249
4,734 (a) OSI Systems, Inc 606,094
7,569 (a),(c) PAR Technology Corp 344,692
7,905 (a) Plexus Corp 748,762

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
21,532 (a) Ribbon Communications, Inc $ 65,457
5,484 (a) Rogers Corp 632,141
73,557 (a) Trimble Inc 3,741,109
2,890 (a) Vishay Precision Group, Inc 92,133
48,593 Vontier Corp 1,680,832
34,198 Xerox Holdings Corp 631,295
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 39,970,433
TELECOMMUNICATION SERVICES - 0 .9%
21,856 (a) Consolidated Communications Holdings, Inc 94,855
7,122 Iridium Communications, Inc 258,244
250,862 Verizon Communications, Inc 10,624,005
TOTAL TELECOMMUNICATION SERVICES 10,977,104
TRANSPORTATION - 2 .2%
4,518 CH Robinson Worldwide, Inc 379,919
218,968 CSX Corp 7,817,157
27,646 Expeditors International Washington, Inc 3,492,519
1,526 (a) GXO Logistics, Inc 82,984
16,335 Old Dominion Freight Line 6,387,312
1,512 Ryder System, Inc 171,718
55,826 United Parcel Service, Inc (Class B) 7,921,709
TOTAL TRANSPORTATION 26,253,318
UTILITIES - 1 .3%
69,039 Consolidated Edison, Inc 6,275,645
68,280 Essential Utilities, Inc 2,448,521
78,228 Eversource Energy 4,241,522
26,878 Exelon Corp 935,623
28,346 (a),(c) Sunnova Energy International, Inc 298,200
62,543 UGI Corp 1,384,702
TOTAL UTILITIES 15,584,213
TOTAL COMMON STOCKS 1,194,639,049
(Cost $941,065,931)
TOTAL LONG-TERM INVESTMENTS 1,194,639,049
(Cost $941,065,931)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0 .3%
$ 3,615,000 (d) Fixed Income Clearing Corp (FICC) 5 .320% 02/01/24 3,615,000
TOTAL REPURCHASE AGREEMENT 3,615,000
TOTAL SHORT-TERM INVESTMENTS 3,615,000
(Cost $3,615,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
500,334 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 500,334
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 500,334
(Cost $500,334)
TOTAL INVESTMENTS - 99.9% 1,198,754,383
(Cost $945,181,265)
OTHER ASSETS & LIABILITIES, NET - 0.1% 1,533,728
NET ASSETS - 100.0% $ 1,200,288,111

Social Choice Low Carbon Equity Fund January 31, 2024

Portfolio of Investments
(continued)
(a)
Non-income producing
(b)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $809,364.
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 1/31/24 to be repurchased at $3,615,534 on 2/1/24, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 12/15/26, valued at $3,687,360.
(e)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 19 03/15/24  $ 4,608,428 $ 4,626,975 $ 18,547

Portfolio of Investments
Emerging Markets Equity Fund January 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 93.9%
COMMON STOCKS - 93.9%
BRAZIL - 13 .6%
6,892,655 Arcos Dorados Holdings, Inc $ 85,331,069
3,137,900 Banco BTG Pactual S.A. - Unit 22,813,491
7,514,600 (a) Cia Brasileira de Distribuicao 5,930,503
3,380,200 (a) Embraer S.A. 15,541,934
13,885,700 (b) Locaweb Servicos de Internet S.A. 15,302,745
31,886,011 Raizen S.A. 24,649,488
6,274,341 Sendas Distribuidora S.A. 17,299,269
2,379,800 Vale S.A. 32,547,886
TOTAL BRAZIL 219,416,385
CANADA - 0 .7%
822,335 (c) Pan American Silver Corp 11,117,969
TOTAL CANADA 11,117,969
CHINA - 18 .2%
7,411,308 Alibaba Group Holding Ltd 66,471,827
903,508 (a) Baidu, Inc 11,697,906
905,373 (a),(c) Baozun, Inc (ADR) 2,000,874
690,745 BYD Co Ltd 16,471,593
3,757,897 China Merchants Bank Co Ltd (Class A) 16,102,870
1,015,532 Contemporary Amperex Technology Co Ltd 21,461,529
3,780,527 (a) HUYA, Inc (ADR) 11,606,218
269,361 (a) iClick Interactive Asia Group Ltd (ADR) 1,026,265
3,442,500 JD.com, Inc 38,818,091
856,117 JD.com, Inc (ADR) 19,305,438
62,340 (a) PDD Holdings, Inc (ADR) 7,909,076
1,393,000 Silergy Corp 17,143,283
1,820,476 Tencent Holdings Ltd 63,191,089
TOTAL CHINA 293,206,059
COLOMBIA - 1 .5%
7,514,600 (a) Almacenes Exito S.A. 23,676,511
TOTAL COLOMBIA 23,676,511
HONG KONG - 3 .1%
2,941,600 AIA Group Ltd 23,069,251
22,290 (a),(d) Asia Pacific Investment Partners Limited 223
1,812,362 (a) Melco Crown Entertainment Ltd (ADR) 14,154,547
1,149,500 Techtronic Industries Co 12,208,960
TOTAL HONG KONG 49,432,981
INDIA - 15 .5%
2,333,968 Axis Bank Ltd 30,008,544
22,956,912 Edelweiss Financial Services Ltd 19,371,292
1,608,087 HDFC Bank Ltd 28,279,591
282,708 HDFC Bank Ltd (ADR) 15,687,467
1,365,288 Mahindra & Mahindra Ltd 27,148,840
1,434,339 Piramal Enterprises Ltd 15,824,384
8,044,518 (a) Piramal Pharma Ltd 13,950,451
2,678,512 Reliance Industries Ltd 92,024,313
2,717,116 (a) Reliance Strategic Investments Ltd 8,112,516
TOTAL INDIA 250,407,398
INDONESIA - 2 .1%
54,229,500 Astra International Tbk PT 17,572,544
44,632,600 Bank Rakyat Indonesia 16,078,238
TOTAL INDONESIA 33,650,782

Emerging Markets Equity Fund January 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN - 0 .8%
836,600 Sumco Corp $ 12,683,206
TOTAL JAPAN 12,683,206
KOREA, REPUBLIC OF - 11 .0%
267,692 Hynix Semiconductor, Inc 26,806,849
396,283 KB Financial Group, Inc 16,817,348
34,211 LG Chem Ltd 11,094,108
1,891,340 Samsung Electronics Co Ltd 102,769,419
72,467 Samsung SDI Co Ltd 20,111,302
TOTAL KOREA, REPUBLIC OF 177,599,026
MACAU - 1 .8%
2,173,000 Galaxy Entertainment Group Ltd 11,277,608
23,702,500 (a),(c) Wynn Macau Ltd 17,843,473
TOTAL MACAU 29,121,081
MEXICO - 4 .9%
514,274 Fomento Economico Mexicano SAB de C.V. (ADR) 69,704,698
3,207,638 Grupo Televisa SAB (ADR) 9,654,990
TOTAL MEXICO 79,359,688
PERU - 0 .9%
103,687 Credicorp Ltd 15,390,261
TOTAL PERU 15,390,261
SAUDI ARABIA - 2 .0%
1,425,743 Al Rajhi Bank 31,826,731
TOTAL SAUDI ARABIA 31,826,731
SINGAPORE - 1 .4%
598,428 (a) Sea Ltd (ADR) 22,824,044
TOTAL SINGAPORE 22,824,044
SOUTH AFRICA - 1 .0%
662,863 Anglo American plc 15,801,117
TOTAL SOUTH AFRICA 15,801,117
TAIWAN - 13 .5%
3,129,000 ASE Technology Holding Co Ltd 13,529,089
2,191,413 E Ink Holdings, Inc 14,532,803
1,180,000 MediaTek, Inc 36,411,991
7,092,400 Taiwan Semiconductor Manufacturing Co Ltd 141,979,152
2,389,964 Win Semiconductors Corp 11,776,344
TOTAL TAIWAN 218,229,379
THAILAND - 0 .6%
3,099,200 Kasikornbank PCL - NVDR 10,497,175
TOTAL THAILAND 10,497,175
UNITED STATES - 1 .3%
430,659 Las Vegas Sands Corp 21,067,838
TOTAL UNITED STATES 21,067,838
TOTAL COMMON STOCKS 1,515,307,631
(Cost $1,490,225,058)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
BRAZIL - 0 .0%
5,510 Localiza Rent a Car S.A. 02/05/24 10,009
TOTAL BRAZIL 10,009
TOTAL RIGHTS/WARRANTS 10,009
(Cost $0)
TOTAL LONG-TERM INVESTMENTS 1,515,317,640
(Cost $1,490,225,058)

PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 3.1%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 3,750,000 Tennessee Valley Authority (TVA) 0 .010% 02/14/24 $ 3,742,416
TOTAL GOVERNMENT AGENCY DEBT 3,742,416
REPURCHASE AGREEMENT - 1 .8%
29,240,000 (e) Fixed Income Clearing Corp (FICC) 5 .320 02/01/24 29,240,000
TOTAL REPURCHASE AGREEMENT 29,240,000
TREASURY DEBT - 1 .1%
2,000,000 United States Treasury Bill 0 .010 02/27/24 1,992,399
5,000,000 United States Treasury Bill 0 .010 03/07/24 4,974,378
10,000,000 United States Treasury Bill 0 .010 03/14/24 9,938,414
TOTAL TREASURY DEBT 16,905,191
TOTAL SHORT-TERM INVESTMENTS 49,887,607
(Cost $49,887,963)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
797,202 (f) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 797,202
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 797,202
(Cost $797,202)
TOTAL INVESTMENTS - 97.0% 1,566,002,449
(Cost $1,540,910,223)
OTHER ASSETS & LIABILITIES, NET - 3.0% 48,251,833
NET ASSETS - 100.0% $ 1,614,254,282
ADR American Depositary Receipt
NVDR Non Voting Depositary Receipt
(a)
Non-income producing
(b) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,333,334.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 1/31/24 to be repurchased at $29,244,321 on 2/1/24, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 1/15/27, valued at $29,824,810.
(f)
Investments made with cash collateral received from securities on loan.

International Equity Fund January 31, 2024
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.8%
COMMON STOCKS - 98.8%
AUSTRALIA - 6 .0%
4,352,935 BHP Billiton Ltd $ 133,173,728
1,605,836 Commonwealth Bank of Australia 122,452,047
21,587,661 Glencore plc 114,219,412
1,948,739 Woodside Energy Group Ltd 40,760,242
TOTAL AUSTRALIA 410,605,429
BRAZIL - 1 .4%
6,426,498 Banco Bradesco S.A. (Preference) 19,910,937
11,147,100 Itau Unibanco Holding S.A. 73,753,015
TOTAL BRAZIL 93,663,952
DENMARK - 6 .3%
555,625 DSV AS 99,406,711
2,871,419 Novo Nordisk A.S. 328,215,782
TOTAL DENMARK 427,622,493
FINLAND - 1 .4%
7,507,045 Nordea Bank Abp 92,504,745
TOTAL FINLAND 92,504,745
FRANCE - 11 .6%
1,197,289 Airbus SE 190,711,189
729,738 BNP Paribas S.A. 49,026,839
796,681 Compagnie de Saint-Gobain 56,330,548
626,672 Essilor International S.A. 122,810,793
181,934 Kering 74,733,647
112,499 LVMH Moet Hennessy Louis Vuitton S.A. 93,605,754
1,641,264 Total S.A. 106,477,961
738,659 Vinci S.A. 93,309,078
TOTAL FRANCE 787,005,809
GERMANY - 6 .8%
1,226,721 Bayer AG. 38,171,404
1,450,030 Deutsche Post AG. 69,447,952
169,739 Dr ING hc F Porsche AG. 14,411,169
689,289 HeidelbergCement AG. 63,652,006
1,610,121 Infineon Technologies AG. 58,700,058
1,890,286 RWE AG. 69,799,984
827,047 Siemens AG. 148,061,134
TOTAL GERMANY 462,243,707
INDIA - 0 .4%
486,728 HDFC Bank Ltd (ADR) 27,008,537
TOTAL INDIA 27,008,537
INDONESIA - 0 .5%
88,154,595 Bank Rakyat Indonesia 31,756,397
TOTAL INDONESIA 31,756,397
IRELAND - 2 .1%
2,040,869 CRH plc 146,452,759
TOTAL IRELAND 146,452,759
ITALY - 2 .1%
7,517,713 Enel S.p.A. 51,296,181
1,493,803 Moncler S.p.A 91,893,865
TOTAL ITALY 143,190,046
JAPAN - 25 .0%
2,585,200 Advantest Corp 102,885,323
5,122,470 Daiichi Sankyo Co Ltd 153,361,803
2,605,482 (a) Hitachi Ltd 204,661,520

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
17,737,489 Mitsubishi UFJ Financial Group, Inc $ 166,139,013
2,842,901 Nintendo Co Ltd 158,835,406
1,783,800 Oriental Land Co Ltd 66,250,457
3,278,214 ORIX Corp 63,299,904
2,420,667 Recruit Holdings Co Ltd 95,613,236
2,485,200 SBI Holdings, Inc 61,050,567
2,025,167 Sony Corp 198,604,700
3,183,300 Sumco Corp 48,260,159
3,398,714 Sumitomo Mitsui Financial Group, Inc 176,778,495
10,374,748 (a) Toyota Motor Corp 207,161,048
TOTAL JAPAN 1,702,901,631
KOREA, REPUBLIC OF - 1 .5%
1,833,347 Samsung Electronics Co Ltd 99,618,263
TOTAL KOREA, REPUBLIC OF 99,618,263
MEXICO - 0 .7%
332,510 Fomento Economico Mexicano SAB de C.V. (ADR) 45,068,405
TOTAL MEXICO 45,068,405
NETHERLANDS - 9 .9%
209,743 ASML Holding NV 181,970,485
1,095,544 Heineken NV 110,206,803
8,034,543 ING Groep NV 114,158,522
22,105,219 Koninklijke KPN NV 75,196,220
6,175,313 Shell plc 191,448,954
TOTAL NETHERLANDS 672,980,984
NORWAY - 1 .3%
3,159,019 Equinor ASA 90,401,909
TOTAL NORWAY 90,401,909
SPAIN - 2 .0%
14,267,941 Banco Bilbao Vizcaya Argentaria S.A. 133,539,889
TOTAL SPAIN 133,539,889
SWITZERLAND - 4 .7%
108,139 Lonza Group AG. 52,869,772
1,643,982 Novartis AG. 170,010,291
192,050 Zurich Insurance Group AG 97,578,590
TOTAL SWITZERLAND 320,458,653
TAIWAN - 1 .6%
998,261 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 112,763,562
TOTAL TAIWAN 112,763,562
UNITED KINGDOM - 8 .8%
1,574,505 Ashtead Group plc 102,959,855
1,790,434 AstraZeneca plc 237,370,081
18,253,993 BP plc 106,610,922
932,425 Diageo plc 33,677,199
896,803 Reckitt Benckiser Group plc 64,839,659
1,119,900 Unilever plc 54,494,574
TOTAL UNITED KINGDOM 599,952,290
UNITED STATES - 4 .7%
23,684,802 Haleon plc 96,202,056
408,985 Linde plc 165,569,397
539,791 Nestle S.A. 61,509,469
TOTAL UNITED STATES 323,280,922
TOTAL COMMON STOCKS 6,723,020,382
(Cost $5,057,900,936)
TOTAL LONG-TERM INVESTMENTS 6,723,020,382
(Cost $5,057,900,936)

International Equity Fund January 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0 .1%
$ 3,750,000 Tennessee Valley Authority (TVA) 0 .010% 02/14/24 $ 3,742,417
TOTAL GOVERNMENT AGENCY DEBT 3,742,417
REPURCHASE AGREEMENT - 0 .4%
26,349,000 (b) Fixed Income Clearing Corp (FICC) 5 .320 02/01/24 26,349,000
TOTAL REPURCHASE AGREEMENT 26,349,000
TREASURY DEBT - 0 .1%
10,000,000 United States Treasury Bill 0 .010 03/14/24 9,938,414
TOTAL TREASURY DEBT 9,938,414
TOTAL SHORT-TERM INVESTMENTS 40,029,831
(Cost $40,030,242)
TOTAL INVESTMENTS - 99.4% 6,763,050,213
(Cost $5,097,931,178)
OTHER ASSETS & LIABILITIES, NET - 0.6% 41,049,450
NET ASSETS - 100.0% $ 6,804,099,663
ADR American Depositary Receipt
(a)
Non-income producing
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 1/31/24 to be repurchased at $26,352,894 on 2/1/24, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 1/15/27, valued at $26,876,058.

Portfolio of Investments
International Opportunities Fund January 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 97.5%
COMMON STOCKS - 97.5%
AUSTRALIA - 2 .2%
1,767,689 Australia & New Zealand Banking Group Ltd $ 31,189,777
561,039 Mineral Resources Ltd 21,638,604
TOTAL AUSTRALIA 52,828,381
BRAZIL - 4 .8%
4,087,500 Itau Unibanco Holding S.A. 27,044,294
2,052,100 Localiza Rent A Car 22,416,368
2,883,217 (a) NU Holdings Ltd 24,824,498
2,655,300 Petro Rio S.A. 23,544,189
1,071,426 (a) StoneCo Ltd 18,417,813
TOTAL BRAZIL 116,247,162
CANADA - 13 .0%
717,365 Alimentation Couche-Tard, Inc 42,035,044
418,013 Bank of Montreal 39,374,589
780,836 Cameco Corp 37,280,570
641,780 Dollarama, Inc 47,100,623
1,152,197 (a) Lightspeed Commerce, Inc 21,262,232
2,163,172 (a) NexGen Energy Ltd 16,572,332
370,591 Nutrien Ltd 18,479,245
921,152 (b) Parex Resources, Inc 15,251,473
584,994 (a) Shopify, Inc (Class A) 46,831,719
846,253 Suncor Energy, Inc 28,022,748
TOTAL CANADA 312,210,575
CHINA - 3 .2%
2,356,107 JD.com, Inc 26,567,777
1,275,550 (a),(c) Meituan 10,259,533
1,172,600 Tencent Holdings Ltd 40,702,471
TOTAL CHINA 77,529,781
DENMARK - 5 .2%
205,162 Carlsberg AS (Class B) 26,397,668
853,876 Novo Nordisk A.S. 97,601,771
TOTAL DENMARK 123,999,439
FRANCE - 5 .4%
175,402 Essilor International S.A. 34,374,056
97,529 L'Oreal S.A. 46,672,895
58,810 LVMH Moet Hennessy Louis Vuitton S.A. 48,933,363
TOTAL FRANCE 129,980,314
GERMANY - 4 .6%
509,065 Bayer AG. 15,840,379
228,509 Beiersdorf AG. 33,439,927
164,525 Deutsche Boerse AG. 32,763,451
221,008 Dr ING hc F Porsche AG. 18,764,007
796,928 (a) HelloFresh SE 10,539,176
TOTAL GERMANY 111,346,940
INDIA - 1 .6%
946,652 Axis Bank Ltd 12,171,396
411,768 (c) LTIMindtree Ltd 26,970,281
TOTAL INDIA 39,141,677
INDONESIA - 1 .3%
86,868,400 Bank Rakyat Indonesia 31,293,065
TOTAL INDONESIA 31,293,065
IRELAND - 3 .2%
598,620 CRH plc 42,956,971

International Opportunities Fund January 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
IRELAND—continued
375,292 Keywords Studios plc $ 7,848,048
686,571 Smurfit Kappa Group plc 25,584,920
TOTAL IRELAND 76,389,939
ITALY - 4 .8%
734,877 Amplifon S.p.A. 23,985,292
2,626,022 Davide Campari-Milano NV 26,604,840
106,850 Ferrari NV 37,262,565
461,797 Moncler S.p.A 28,408,238
TOTAL ITALY 116,260,935
JAPAN - 12 .2%
97,400 Disco Corp 26,282,317
273,900 GMO Payment Gateway, Inc 16,526,652
2,445,300 MonotaRO Co Ltd 23,030,361
1,448,100 Murata Manufacturing Co Ltd 29,240,211
724,700 Oriental Land Co Ltd 26,915,409
97,900 PALTAC Corp 2,980,607
878,500 Recruit Holdings Co Ltd 34,699,621
111,099 (a) SHIFT, Inc 20,028,185
809,700 Shin-Etsu Chemical Co Ltd 31,871,558
39,000 SMC Corp 21,709,135
981,700 TechnoPro Holdings, Inc 22,632,911
204,200 Tokyo Electron Ltd 37,893,888
TOTAL JAPAN 293,810,855
LUXEMBOURG - 1 .0%
512,896 (a) BK LC Lux Finco 2 Sarl 23,793,245
TOTAL LUXEMBOURG 23,793,245
NETHERLANDS - 6 .4%
18,806 (a),(c) Adyen NV 23,586,235
100,114 ASML Holding NV 86,857,693
2,964,054 ING Groep NV 42,114,657
TOTAL NETHERLANDS 152,558,585
NORWAY - 2 .2%
976,076 Aker BP ASA 25,906,597
906,566 Equinor ASA 25,943,274
TOTAL NORWAY 51,849,871
PHILIPPINES - 1 .0%
7,992,434 BDO Unibank, Inc 20,574,824
5,869,880 Robinsons Retail Holdings, Inc 3,675,518
TOTAL PHILIPPINES 24,250,342
PORTUGAL - 1 .0%
1,065,794 Jeronimo Martins SGPS S.A. 24,239,695
TOTAL PORTUGAL 24,239,695
SPAIN - 1 .2%
393,179 Amadeus IT Holding S.A. 27,554,130
142,139 (a),(b),(d) Let's GOWEX S.A. 1,536
TOTAL SPAIN 27,555,666
SWEDEN - 1 .0%
197,224 (c) Evolution AB 23,028,581
TOTAL SWEDEN 23,028,581
SWITZERLAND - 3 .7%
7,015 Givaudan S.A. 29,172,134
74,340 Lonza Group AG. 36,345,249
867,359 (a) On Holding AG. 23,037,055
TOTAL SWITZERLAND 88,554,438
TAIWAN - 4 .6%
1,181,041 Dadi Early-Childhood Education Group Ltd 1,454,628
1,281,000 Eclat Textile Co Ltd 22,357,634

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TAIWAN—continued
2,418,170 Hota Industrial Manufacturing Co Ltd $ 4,052,637
2,938,000 Taiwan Semiconductor Manufacturing Co Ltd 58,814,329
97,920 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 11,061,043
187,000 Wiwynn Corp 13,183,649
TOTAL TAIWAN 110,923,920
UNITED KINGDOM - 8 .2%
781,329 Ashtead Group plc 51,092,579
1,871,027 Beazley plc 12,879,334
1,082,864 Compass Group plc 29,826,137
5,388,784 (a) Darktrace plc 23,365,839
2,133,758 Electrocomponents plc 21,143,319
737,259 Fevertree Drinks plc 9,436,718
146,823 (a) Flutter Entertainment plc 30,136,317
8,564,778 Tritax Big Box REIT plc 17,931,113
TOTAL UNITED KINGDOM 195,811,356
UNITED STATES - 5 .7%
173,691 Ferguson plc 32,477,699
89,522 Linde plc 36,241,191
74,846 (a) Lululemon Athletica, Inc 33,966,612
119,158 Roche Holding AG. 33,926,231
TOTAL UNITED STATES 136,611,733
TOTAL COMMON STOCKS 2,340,216,495
(Cost $1,808,829,911)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0 .0%
211,505 (b) PointsBet Holdings Ltd 07/08/24 1,388
TOTAL AUSTRALIA 1,388
BRAZIL - 0 .0%
8,133 Localiza Rent a Car S.A. 02/05/24 14,774
TOTAL BRAZIL 14,774
TOTAL RIGHTS/WARRANTS 16,162
(Cost $0)
TOTAL LONG-TERM INVESTMENTS 2,340,232,657
(Cost $1,808,829,911)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 3,750,000 Tennessee Valley Authority (TVA) 0 .010% 02/14/24 3,742,416
TOTAL GOVERNMENT AGENCY DEBT 3,742,416
REPURCHASE AGREEMENT - 0 .3%
7,522,000 (e) Fixed Income Clearing Corp (FICC) 5 .320 02/01/24 7,522,000
TOTAL REPURCHASE AGREEMENT 7,522,000
TOTAL SHORT-TERM INVESTMENTS 11,264,416
(Cost $11,264,842)

International Opportunities Fund January 31, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
REPURCHASE AGREEMENT—continued
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
186,707 (f) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340% $ 186,707
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 186,707
(Cost $186,707)
TOTAL INVESTMENTS - 98.0% 2,351,683,780
(Cost $1,820,281,460)
OTHER ASSETS & LIABILITIES, NET - 2.0% 48,508,752
NET ASSETS - 100.0% $ 2,400,192,532
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $76,582.
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 1/31/24 to be repurchased at $7,523,112 on 2/1/24, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 1/15/27, valued at $7,672,530.
(f)
Investments made with cash collateral received from securities on loan.

Portfolio of Investments
Quant International Small-Cap Equity Fund January 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 100.1%
COMMON STOCKS - 100.1%
AUSTRALIA - 6 .3%
1,489,572 Abacus Property Group $ 1,059,968
62,290 Abacus Storage King 46,382
224,993 Altium Ltd 7,228,082
305,792 AUB Group Ltd 6,085,293
1,230,875 Bapcor Ltd 4,505,628
3,120,993 Beach Petroleum Ltd 3,349,251
515,189 Charter Hall Social Infrastructure REIT 929,443
68,369 Corporate Travel Management Ltd 904,393
657,840 CSR Ltd 2,962,232
1,229,676 Deterra Royalties Ltd 4,428,608
294,576 Growthpoint Properties Australia Ltd 461,020
50,710 HomeCo Daily Needs REIT 41,745
8,865 Iress Market Technology Ltd 47,068
166,287 Jumbo Interactive Ltd 1,705,186
1,504,766 Macquarie CountryWide Trust 3,635,601
2,256,660 OceanaGold Corp 4,515,166
3,180,772 Perenti Ltd 1,691,531
4,482,640 Perseus Mining Ltd 5,278,301
321,612 Premier Investments Ltd 5,855,643
363,473 (a) Silver Lake Resources Ltd 286,039
698,531 (a) SiteMinder Ltd 2,388,142
3,969,848 TABCORP Holdings Ltd 2,062,387
556,008 Technology One Ltd 5,680,836
706,384 (a) Telix Pharmaceuticals Ltd 5,266,646
1,223,513 (a),(b) Webjet Ltd 5,936,128
TOTAL AUSTRALIA 76,350,719
AUSTRIA - 0 .6%
131,886 (c) BAWAG Group AG. 6,790,356
21,376 Porr AG. 299,927
TOTAL AUSTRIA 7,090,283
BELGIUM - 0 .9%
108,699 Colruyt S.A. 4,966,240
223,373 Euronav NV 3,934,808
41,034 Fagron NV 738,874
101,558 (a),(c) X-Fab Silicon Foundries SE 981,199
TOTAL BELGIUM 10,621,121
BERMUDA - 0 .0%
16,664 Cool Co Ltd 197,263
TOTAL BERMUDA 197,263
BRAZIL - 1 .8%
1,071,400 Bradespar S.A. 4,928,388
1,560,200 (a) Embraer S.A. 7,173,695
1,170,379 Iochpe-Maxion S.A. 2,933,979
3,696,760 (c) Locaweb Servicos de Internet S.A. 4,074,017
1,434,900 Marcopolo S.A. 2,316,971
TOTAL BRAZIL 21,427,050
CANADA - 5 .3%
335,137 Allied Properties Real Estate Investment Trust 4,865,837
193,232 Atco Ltd 5,404,086
9,673 (a) ATS Corp 413,771
68,308 Badger Infrastructure Solutions Ltd 2,373,721
28,680 Brookfield Reinsurance Ltd 1,149,589
4,279 Calian Group Ltd 180,301
203,031 Cascades, Inc 2,221,419

Quant International Small-Cap Equity Fund January 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CANADA—continued
259,209 (a) Celestica, Inc $ 8,909,255
1,349,047 (b) Converge Technology Solutions Corp 4,555,523
840,457 Crescent Point Energy Corp 5,482,397
65,352 (a) dentalcorp Holdings Ltd 318,873
14,936 Evertz Technologies Ltd 159,086
4,612 (b) Exchange Income Corp 161,160
249,069 Finning International, Inc 7,208,356
173,302 (a) Interfor Corp 2,681,157
7,343 (c) Jamieson Wellness, Inc 168,712
8,204 (a) Kinaxis, Inc 999,040
100,007 Martinrea International, Inc 1,027,258
225,090 Parex Resources, Inc 3,726,805
122,467 Primaris REIT 1,265,251
72,837 (b) Savaria Corp 874,943
223,326 Slate Grocery REIT 2,084,675
529,835 (b) Superior Plus Corp 3,633,515
110,195 Topaz Energy Corp 1,593,359
212,969 (a) Torex Gold Resources, Inc 2,187,587
TOTAL CANADA 63,645,676
CHINA - 2 .2%
3,286,000 (a) ANE Cayman, Inc 1,628,383
4,908,800 China Education Group Holdings Ltd 2,433,163
1,354,000 China Foods Ltd 500,522
2,582,000 (c) China New Higher Education Group Ltd 670,351
649,000 China Shineway Pharmaceutical Group Ltd 656,030
2,001,749 China XLX Fertiliser Ltd 837,642
4,565,760 (a),(d) China Zhongwang Holdings Ltd 5,840
8,258,000 Citic Resources Holdings Ltd 353,856
76,550 (a),(c) Cloud Music, Inc 855,943
1,394,000 COSCO SHIPPING International Hong Kong Co Ltd 607,693
2,078,000 CSSC Hong Kong Shipping Co Ltd 398,726
2,173,000 (c) Greentown Management Holdings Co Ltd 1,322,572
1,202,000 Harbin Power Equipment 354,575
38,601 (b) Hopson Development Holdings Ltd 17,846
1,670,000 (a),(b) HUTCHMED China Ltd 4,213,084
3,675,360 (a),(b),(c) iDreamSky Technology Holdings Ltd 694,158
462,500 JNBY Design Ltd 591,587
3,074,000 Kinetic Development Group Ltd 243,783
4,205,000 Lonking Holdings Ltd 680,568
206,000 Shanghai Industrial Holdings Ltd 252,352
2,482,000 Sinopec Engineering Group Co Ltd 1,244,886
2,010,000 Sinopec Kantons Holdings Ltd 881,855
1,339,000 (b) Tianli Education International Holdings Ltd 517,510
369,000 Xinhua Winshare Publishing and Media Co Ltd 313,377
4,960,000 Yangzijiang Shipbuilding Holdings Ltd 6,192,162
TOTAL CHINA 26,468,464
COLOMBIA - 0 .0%
99,445 (a) Frontera Energy Corp 595,435
TOTAL COLOMBIA 595,435
DENMARK - 1 .5%
1,074,688 Alm Brand AS 1,950,956
10,565 (a),(b) Better Collective A.S. 295,428
37,922 Cementir Holding NV 406,691
81,541 D/S Norden 4,387,453
118,075 ISS A.S. 2,234,213
5,771 Per Aarsleff Holding A.S. 265,638
42,335 (c) Scandinavian Tobacco Group A.S. 759,232
98,692 Spar Nord Bank A.S. 1,679,157
57,877 Sydbank AS 2,568,533
50,022 (a) Zealand Pharma AS 3,417,084
TOTAL DENMARK 17,964,385

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EGYPT - 0 .3%
1,219,979 Abou Kir Fertilizers & Chemical Industries $ 3,818,842
TOTAL EGYPT 3,818,842
FINLAND - 0 .2%
126,288 Kesko Oyj (B Shares) 2,466,354
TOTAL FINLAND 2,466,354
FRANCE - 1 .8%
12,605 Antin Infrastructure Partners S.A. 231,778
13,435 Cie des Alpes 218,861
141,134 Cie Plastic Omnium SA 1,617,601
144,943 Derichebourg 747,842
3,691 (a) Exclusive Networks S.A. 75,390
6,257 GL Events 134,833
7,064 Rexel S.A. 188,137
9,349 Societe BIC S.A. 646,881
103,093 Societe Television Francaise 1 909,127
7,063 Sopra Group S.A. 1,656,656
255,207 SPIE S.A. 8,441,626
2,510 Trigano S.A. 395,376
217,345 (a) Ubisoft Entertainment 4,794,214
32,644 Vicat S.A. 1,270,033
TOTAL FRANCE 21,328,355
GEORGIA - 0 .5%
72,922 Bank of Georgia Group plc 3,507,114
62,472 TBC Bank Group plc 2,307,828
TOTAL GEORGIA 5,814,942
GERMANY - 3 .6%
114,069 Aixtron AG. 4,245,445
29,801 Bilfinger Berger AG. 1,263,343
34,926 CompuGroup Medical SE & Co KgaA 1,497,441
2,734 Datagroup SE 156,891
57,852 Eckert & Ziegler Strahlen- und Medizintechnik AG. 2,877,343
23,603 Elmos Semiconductor SE 1,648,521
197,832 Hensoldt AG. 5,939,092
32,430 Hochtief AG. 3,479,249
3,027 Hornbach Holding AG. & Co KGaA 217,335
103,390 Hugo Boss AG. 6,457,182
42,162 (a) Ionos SE 891,306
7,478 (c) JOST Werke SE 361,119
159,606 KION Group AG. 7,282,010
151,724 Kloeckner & Co AG. 1,097,287
46,164 (a),(c) Montana Aerospace AG. 901,466
1,850 (a) PVA TePla AG. 41,867
308,262 Schaeffler AG. 1,948,004
255,828 (a) TUI AG. 1,762,553
43,744 Wacker Construction Equipment AG. 810,579
TOTAL GERMANY 42,878,033
GREECE - 0 .1%
100,039 Hellenic Petroleum S.A. 802,358
273,911 Holding CO ADMIE IPTO S.A. 642,821
TOTAL GREECE 1,445,179
HONG KONG - 0 .4%
770,000 Cafe de Coral Holdings Ltd 774,481
2,132,000 Digital China Holdings Ltd 557,308
1,066,200 Far East Consortium 172,047
99,000 Johnson Electric Holdings Ltd 129,827
334,000 Luk Fook Holdings International Ltd 827,461
278,000 SmarTone Telecommunications Holding Ltd 139,037
215,000 Stella International Holdings Ltd 283,547
1,704,500 Texhong International Group Ltd 806,689

Quant International Small-Cap Equity Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HONG KONG—continued
1,314,000 Wasion Holdings Ltd $ 712,190
TOTAL HONG KONG 4,402,587
INDIA - 8 .8%
254,335 (a) Affle India Ltd 3,807,522
7,631 Akzo Nobel India Ltd 240,497
235,365 Astral Ltd 5,185,412
84,271 Bajaj Electricals Ltd 1,062,742
103,292 (a) Bajel Projects Ltd 226,687
350,915 Bharat Dynamics Ltd 7,208,291
3,365,224 Brightcom Group Ltd 816,549
50,125 Caplin Point Laboratories Ltd 875,030
109,375 Chennai Petroleum Corp Ltd 1,123,752
1,544,663 Crompton Greaves Consumer Electricals Ltd 5,640,719
27,117 Dixon Technologies India Ltd 1,958,417
370,211 Emami Ltd 2,228,165
9,020 ESAB India Ltd 597,581
193,164 Finolex Industries Ltd 516,263
73,757 Glenmark Life Sciences Ltd 774,973
71,475 GMM Pfaudler Ltd 1,335,689
32,309 Grindwell Norton Ltd 923,593
337,929 Gujarat Narmada Valley Fertilizers & Chemicals Ltd 3,058,631
22,137 Ingersoll Rand India Ltd 870,459
948,376 Jamna Auto Industries Ltd 1,355,303
244,294 Jindal Saw Ltd 1,531,572
198,635 Kansai Nerolac Paints Ltd 817,520
314,035 KPIT Technologies Ltd 5,864,832
6,157 Maharashtra Scooters Ltd 558,843
379,909 Maharashtra Seamless Ltd 4,833,373
4,442,700 NBCC India Ltd 6,944,227
2,975,580 NCC Ltd 7,712,449
15,784 Oracle Financial Services Software Ltd 1,239,050
27,840 Poonawalla Fincorp Ltd 160,331
8,028 Procter & Gamble Health Ltd 496,169
1,996,233 PTC India Ltd 5,769,881
37,439 Ramkrishna Forgings Ltd 343,668
441,219 (a) Rategain Travel Technologies Ltd 4,225,113
42,996 Ratnamani Metals & Tubes Ltd 1,854,198
1,129,344 REC Ltd 6,784,147
64,028 Relaxo Footwears Ltd 663,264
334,595 (a) Reliance Energy Ltd 931,233
137,985 RITES Ltd 1,233,852
11,013 Sanofi India Ltd 1,147,815
70,054 Saregama India Ltd 294,096
7,535 SKF India Ltd 426,364
107,318 Sun TV Network Ltd 850,569
102,202 Supreme Industries Ltd 5,084,801
149,211 Techno Electric & Engineering Co Ltd 1,469,200
953,883 (a) Triveni Turbine Ltd 4,327,188
332,583 V-Guard Industries Ltd 1,171,037
TOTAL INDIA 106,541,067
INDONESIA - 0 .4%
1,854,700 Bank Pembangunan Daerah Jawa Timur Tbk PT 76,398
23,076,160 (a) Energi Mega Persada Tbk PT 298,323
562,000 First Pacific Co 213,468
4,852,920 Golden Agri-Resources Ltd 976,734
5,274,000 Indika Energy Tbk PT 461,224
505,000 Indo Tambangraya Megah Tbk PT 865,237
28,824,237 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 931,582
7,038,000
Perusahaan Perkebunan London Sumatra Indonesia
Tbk PT 376,876

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INDONESIA—continued
8,988,300 PT Perusahaan Gas Negara Persero Tbk $ 662,633
TOTAL INDONESIA 4,862,475
IRELAND - 0 .5%
915,268 Cairn Homes plc 1,404,319
416,761 Dalata Hotel Group plc 2,164,141
990,750 (a),(c) Glenveagh Properties plc 1,312,683
159,352 Origin Enterprises plc 585,520
TOTAL IRELAND 5,466,663
ISRAEL - 2 .0%
124,424 First International Bank Of Israel Ltd 4,989,791
13,805 Formula Systems 1985 Ltd 924,745
34,048 Ituran Location and Control Ltd 847,114
7,309 M Yochananof & Sons Ltd 328,407
48,447 (a) Nova Measuring Instruments Ltd 6,899,168
53,063 (a) Perion Network Ltd 1,574,271
111,082 Plus500 Ltd 2,512,327
5,652 Rami Levy Chain Stores Hashikma Marketing 2006 Ltd 316,169
52,227 Sapiens International Corp NV 1,458,708
513,666 (a) Shufersal Ltd 2,756,054
76,267 (a) SimilarWeb Ltd 474,381
52,683 (a) WalkMe Ltd 542,635
TOTAL ISRAEL 23,623,770
ITALY - 2 .0%
228,875 (c) Anima Holding S.p.A 1,033,015
76,743 Ascopiave S.p.A. 186,192
40,629 Danieli & Co S.p.A. (RSP) 986,123
1,824,856 Iride S.p.A. 3,829,954
529,856 (a) Iveco Group NV 5,654,282
550,769 MFE-MediaForEurope NV 1,405,901
369,962 (c) OVS S.p.A 881,252
22,645 (b) Sesa S.p.A 3,072,651
1,070,252 Unipol Gruppo S.p.A 6,645,844
TOTAL ITALY 23,695,214
JAPAN - 22 .5%
90,000 Aichi Corp 677,059
115,400 Aida Engineering Ltd 656,135
389,400 Alfresa Holdings Corp 6,385,747
209,680 Amada Co Ltd 2,262,790
86,200 AOKI Holdings, Inc 686,034
36,600 Argo Graphics, Inc 1,073,964
80,900 Autobacs Seven Co Ltd 879,472
64,400 Avex Group Holdings, Inc 617,763
35,200 C Uyemura & Co Ltd 2,671,143
60,900 (a) Canon Electronics, Inc 865,880
1,100 Chofu Seisakusho Co Ltd 15,736
68,800 Chudenko Corp 1,297,252
202,600 Chugoku Electric Power Co, Inc 1,440,547
72,000 Coca-Cola West Japan Co Ltd 977,185
130,800 Comture Corp 1,617,434
44,400 (a),(b) Cover Corp 853,764
3,400 Daiki Aluminium Industry Co Ltd 28,796
34,700 Daiwa Industries Ltd 370,146
90,900 Digital Arts, Inc 3,115,800
62,200 Doutor Nichires Holdings Co Ltd 918,388
365,200 Electric Power Development Co 6,134,454
143,400 FCC Co Ltd 1,868,197
332,975 (b) Fields Corp 4,102,434
302,300 Fuji Machine Manufacturing Co Ltd 5,122,013
37,300 Fujicco Co Ltd 511,959
32,500 Fukui Computer Holdings, Inc 573,643
15,300 Future Architect, Inc 181,590

Quant International Small-Cap Equity Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
133,240 G-Tekt Corp $ 1,656,156
301,300 (a) GungHo Online Entertainment, Inc 5,065,570
6,300 Hanwa Co Ltd 230,432
274,500 Hitachi Zosen Corp 1,693,749
36,400 Ichibanya Co Ltd 1,604,366
467,600 Iino Kaiun Kaisha Ltd 4,083,679
17,200 I'll, Inc 381,878
88,200 Inaba Denki Sangyo Co Ltd 2,107,433
10,700 INFRONEER Holdings, Inc 111,852
106,100 Itochu Enex Co Ltd 1,136,336
108,800 JAC Recruitment Co Ltd 497,084
413,300 Jafco Co Ltd 4,902,025
129,600 Japan Petroleum Exploration Co 5,271,852
287,700 JGC Corp 3,369,963
155,300 Justsystems Corp 3,244,823
23,600 Kanamoto Co Ltd 450,783
370,200 Kandenko Co Ltd 3,807,151
29,400 Kentucky Fried Chicken Japan Ltd 674,493
203,000 Kinden Corp 3,382,902
5,600 Kitz Corp 45,785
585,500 Kobe Steel Ltd 8,084,515
47,000 Macnica Holdings, Inc 2,487,046
110,200 Mandom Corp 959,330
111,800 Maruichi Steel Tube Ltd 2,848,613
15,700 Maxvalu Tokai Co Ltd 346,171
126,300 MCJ Co Ltd 1,059,076
326,100 Mediceo Paltac Holdings Co Ltd 5,204,876
12,000 Melco Holdings, Inc 267,032
136,600 Mimasu Semiconductor Industry Co Ltd 2,944,062
166,600 MIRAIT ONE corp 2,201,109
20,700 Mitsubishi Research Institute, Inc 693,858
56,300 Mitsui Mining & Smelting Co Ltd 1,740,530
34,000 Mitsui Sugar Co Ltd 781,247
237,200 Mixi Inc 4,068,680
190,480 Monogatari Corp 6,716,406
63,100 Morita Holdings Corp 681,428
230,000 Nagase & Co Ltd 3,760,655
236,700 NET One Systems Co Ltd 3,848,529
152,700 Nihon Parkerizing Co Ltd 1,212,885
54,400 Nihon Unisys Ltd 1,592,747
116,100 Nikkiso Co Ltd 852,321
92,400 Nippon Ceramic Co Ltd 1,673,308
114,000 Nippon Pillar Packing Co Ltd 3,748,469
24,100 Nippon Seiki Co Ltd 223,384
12,300 Nippon System Development Co Ltd 230,821
447,700 Nipro Corp 3,605,388
47,500 Nitta Corp 1,229,219
17,400 Nittetsu Mining Co Ltd 620,155
25,100 Noevir Holdings Co Ltd 892,323
109,800 Nomura Co Ltd 648,975
139,000 NS Solutions Corp 4,636,053
35,000 Obara Corp 952,092
116,500 OBIC Business Consultants Ltd 5,633,970
40,100 Ohsho Food Service Corp 2,217,045
33,300 Oiles Corp 481,715
193,900 Optorun Co Ltd 2,240,526
81,000 Pacific Industrial Co Ltd 786,276
110,100 Piolax, Inc 1,864,863
45,900 (a),(b) PKSHA Technology, Inc 1,200,864
299,600 Pola Orbis Holdings, Inc 3,099,361
26,500 Prima Meat Packers Ltd 433,583
134,700 Raito Kogyo Co Ltd 1,882,983
709,400 Riso Kyoiku Co Ltd 1,170,662

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
32,900 Ryoshoku Ltd $ 1,118,472
85,700 Sangetsu Co Ltd 1,887,658
153,000 Sanki Engineering Co Ltd 1,962,846
127,900 Sankyo Co Ltd 7,823,203
44,100 Sanyo Chemical Industries Ltd 1,288,920
99,020 SCREEN Holdings Co Ltd 9,709,827
129,300 (b) Shibaura Machine Co Ltd 3,134,870
3,900 (a),(b) Shibaura Mechatronics Corp 184,740
190,200 Shin-Etsu Polymer Co Ltd 2,092,232
52,900 Shinko Plantech Co Ltd 562,926
133,840 Shinwa Kaiun Kaisha Ltd 4,707,112
61,900 Solasto Corp 241,853
36,900 Star Micronics Co Ltd 440,371
41,000 Sumitomo Densetsu Co Ltd 847,470
212,700 Suzuken Co Ltd 6,602,416
926,740 Systena Corp 1,873,207
34,700 Taikisha Ltd 1,034,644
45,200 Takasago Thermal Engineering Co Ltd 1,044,401
194,100 Takeuchi Manufacturing Co Ltd 6,635,841
45,300 Takiron Co Ltd 199,918
148,400 TechMatrix Corp 1,585,243
32,700 Tenma Corp 503,468
49,800 TKC 1,289,961
137,800 Tocalo Co Ltd 1,465,797
18,700 Tokai Corp (GIFU) 267,068
101,300 Tokyo Steel Manufacturing Co Ltd 1,223,512
41,000 Torii Pharmaceutical Co Ltd 1,044,812
188,600 Toyo Construction Co Ltd 1,661,741
77,600 Tsubakimoto Chain Co 2,244,227
62,600 UACJ Corp 1,729,092
26,800 Union Tool Co 617,219
285,500 (b) Universal Entertainment Corp 4,129,156
49,500 Wakita & Co Ltd 536,385
12,300 WDB Holdings Co Ltd 193,704
18,600 Weathernews, Inc 674,646
137,300 Yamato Kogyo Co Ltd 7,600,075
30,400 Yokogawa Bridge Holdings Corp 588,338
98,600 Yurtec Corp 778,799
148,500 Zenkoku Hosho Co Ltd 5,526,192
481,200 (a) ZIGExN Co Ltd 1,720,694
44,900 Zuken, Inc 1,227,232
TOTAL JAPAN 271,447,076
KOREA, REPUBLIC OF - 4 .4%
59,740 (a) AfreecaTV Co Ltd 4,636,758
29,169 (a) Ahnlab, Inc 1,586,845
60,953 (a) Daishin Securities Co Ltd 704,026
29,643 (a) Daishin Securities Co Ltd PF 312,721
8,585 (a) DB HiTek Co Ltd 318,265
76,015 (a) Dear U Co Ltd 1,693,744
81,130 (a) Doosan Corp 5,486,024
47,153 (a) Doosan Tesna, Inc 1,581,804
25,743 (a) DoubleUGames Co Ltd 809,587
6,060 (a) GOLFZON Co Ltd 363,173
132,426 (a) Hanwha General Insurance Co Ltd 431,674
1,992,992 (a) Hanwha Life Insurance Co Ltd 4,524,395
275,860 (a) Hanwha Systems Co Ltd 3,181,814
190,312 (a) Hyundai Marine & Fire Insurance Co Ltd 4,833,561
4,904 Innocean Worldwide, Inc 79,727
15,929 (a) ISC Co Ltd 914,480
88,793 (a) KEPCO Plant Service & Engineering Co Ltd 2,255,757
68,519 KoMiCo Ltd 3,131,101
247,968 (a) Korean Reinsurance Co 1,403,459

Quant International Small-Cap Equity Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
KOREA, REPUBLIC OF—continued
48,396 MegaStudyEdu Co Ltd $ 2,175,567
59,621 Orion Holdings Corp 641,305
138,492 (a) Poongsan Corp 4,041,123
6,129 Shinyoung Securities Co Ltd 284,258
123,503 TK Corp 1,162,085
166,005 (a) Tongyang Life Insurance Co Ltd 611,472
16,999 (a) TSE Co Ltd 531,361
46,300 (a) Webzen, Inc 583,486
188,296 (a) WONIK IPS Co Ltd 4,256,973
1,122 Youngone Holdings Co Ltd 68,007
TOTAL KOREA, REPUBLIC OF 52,604,552
KUWAIT - 0 .1%
150,038 Humansoft Holding Co KSC 1,675,058
TOTAL KUWAIT 1,675,058
MALAYSIA - 0 .6%
269,200 Bermaz Auto Bhd 138,870
108,600 Carlsberg Brewery Malaysia Bhd 441,747
680,800 (a) Greatech Technology Bhd 655,643
1,142,580 Hibiscus Petroleum Bhd 638,643
3,341,200 IJM Corp BHD 1,577,637
849,400 Magnum Bhd 197,535
2,773,700 Malakoff Corp Bhd 386,260
321,200 Padini Holdings Bhd 241,070
419,900 Ta Ann Holdings Bhd 327,575
534,000 United Plantations BHD 2,233,091
18,700 ViTrox Corp Bhd 27,388
TOTAL MALAYSIA 6,865,459
MALTA - 0 .1%
30,759 (a) Kambi Group plc 412,321
81,431 Kindred Group plc 957,971
TOTAL MALTA 1,370,292
MEXICO - 1 .0%
200,921 (b) Alpek SAB de C.V. 135,881
1,426,136 (a) Alsea SAB de C.V. 5,573,129
1,365,665 (c) Banco del Bajio S.A. 5,195,581
337,123 Concentradora Fibra Danhos S.A. de C.V. 408,587
2,858,688 (a),(c) Nemak SAB de C.V. 695,924
TOTAL MEXICO 12,009,102
NETHERLANDS - 0 .8%
102,539 Arcadis NV 5,629,540
249,348 (a) Fugro NV 4,603,671
TOTAL NETHERLANDS 10,233,211
NEW ZEALAND - 0 .2%
1,041,578 Fletcher Building Ltd 2,877,723
TOTAL NEW ZEALAND 2,877,723
NORWAY - 0 .7%
15,866 Gram Car Carriers ASA 343,200
364,982 Odfjell Drilling Ltd 1,353,232
61,623 SpareBank SR-Bank ASA 747,323
84,707 Sparebanken Nord-Norge 834,405
390,673 TGS Nopec Geophysical Co ASA 3,804,278
88,268 Veidekke ASA 805,698
10,656 Wallenius Wilhelmsen ASA 103,592
TOTAL NORWAY 7,991,728
PHILIPPINES - 0 .1%
2,553,300 LT Group, Inc 430,770
1,896,700 Semirara Mining & Power Corp 1,044,457
TOTAL PHILIPPINES 1,475,227

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
POLAND - 0 .2%
98,508 Asseco Poland S.A. $ 1,794,455
29,689 LiveChat Software S.A. 719,212
TOTAL POLAND 2,513,667
PORTUGAL - 0 .4%
204,947 CTT-Correios de Portugal S.A. 813,192
436,128 NOS SGPS S.A. 1,545,942
958,419 Redes Energeticas Nacionais S.A. 2,354,814
14,240 Semapa-Sociedade de Investimento e Gestao 220,333
TOTAL PORTUGAL 4,934,281
QATAR - 0 .0%
595,281 Vodafone Qatar QSC 310,311
TOTAL QATAR 310,311
RUSSIA - 0 .0%
81,310 (a),(d) Sistema PJSFC (GDR) 813
TOTAL RUSSIA 813
SAUDI ARABIA - 0 .4%
1,294,954 Abdullah Al Othaim Markets Co 4,735,048
65,955 Arabian Cement Co 546,226
14,098 Eastern Province Cement Co 133,834
4,705 Jadwa REIT Saudi Fund 16,337
TOTAL SAUDI ARABIA 5,431,445
SINGAPORE - 1 .1%
60,850 (c) BW LPG Ltd 750,988
1,445,800 NetLink NBN Trust 910,698
155,600 Sasseur Real Estate Investment Trust 77,713
1,830,300 Sheng Siong Group Ltd 2,125,424
2,826,800 UMS Holdings Ltd 2,679,737
533,200 Venture Corp Ltd 5,312,039
5,968,500 Yangzijiang Financial Holding Ltd 1,396,175
TOTAL SINGAPORE 13,252,774
SOUTH AFRICA - 0 .3%
37,815 AVI Ltd 168,226
143,693 Barloworld Ltd 574,849
286,862 Coronation Fund Managers Ltd 477,468
145,315 DataTec Ltd 318,067
1,052,200 (b) Network Healthcare Holdings Ltd 800,284
104,892 Resilient REIT Ltd 264,156
135,605 (c) Scatec ASA 1,008,312
170,925 Super Group Ltd 255,623
TOTAL SOUTH AFRICA 3,866,985
SPAIN - 0 .6%
22,825 Acerinox S.A. 240,968
95,017 (a) AmRest Holdings SE 626,462
26,717 Construcciones y Auxiliar de Ferrocarriles S.A. 960,224
93,117 (a) eDreams ODIGEO S.A. 707,325
363,621 Faes Farma S.A. (Sigma) 1,194,923
365,272 (c) Gestamp Automocion S.A. 1,211,637
1,895,202 (b),(c) Unicaja Banco S.A. 1,812,086
TOTAL SPAIN 6,753,625
SWEDEN - 3 .0%
113,914 (c) AcadeMedia AB 622,296
77,696 (c) Alimak Group AB 684,726
671,100 Alleima AB 4,455,260
572,226 Arjo AB 2,678,352
219,939 Axfood AB 5,564,705
109,106 BioGaia AB 1,180,528
8,055 Bufab AB 285,280
89,299 Bure Equity AB 2,550,502

Quant International Small-Cap Equity Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SWEDEN—continued
17,892 (a) Collector Bank AB $ 70,854
165,153 (c) Coor Service Management Holding AB 695,891
61,979 (b) Creades AB 409,629
1,063,544 Fortnox AB 5,863,621
76,865 Instalco AB 307,359
26,802 (b) Investment AB Oresund 287,873
16,156 INVISIO AB 313,575
75,381 Inwido AB 920,811
63,882 Mekonomen AB 648,847
126,407 (c) Munters Group AB 2,017,611
89,458 Paradox Interactive AB 1,752,632
332,712 Ssab Svenskt Stal AB (Series B) 2,541,407
1,507,689 (a) Stillfront Group AB 1,562,485
185,898 (a),(b) Vimian Group AB 510,178
TOTAL SWEDEN 35,924,422
SWITZERLAND - 3 .1%
211,597 Accelleron Industries AG. 6,771,049
2,916,035 (a) Aryzta AG. 5,233,920
11,485 Belimo Holding AG. 5,355,333
7,765 Burkhalter Holding AG. 792,742
104,397 Georg Fischer AG. 6,987,132
13,469 Implenia AG. 478,165
52,229 Landis&Gyr Group AG. 4,282,597
31,480 (c) Medmix AG. 631,096
7,579 Meier Tobler Group AG. 326,715
1,757 Siegfried Holding AG. 1,750,232
42,355 Sulzer AG. 4,091,588
7,096 Vetropack Holding AG. 308,692
TOTAL SWITZERLAND 37,009,261
TAIWAN - 7 .2%
3,763,000 Alpha Networks, Inc 4,627,458
2,442,000 Ardentec Corp 5,757,521
687,000 Asia Vital Components Co Ltd 9,330,367
73,000 ASMedia Technology, Inc 4,316,611
374,000 AURAS Technology Co Ltd 4,503,635
1,156,000 Chicony Electronics Co Ltd 6,061,167
753,000 Chicony Power Technology Co Ltd 3,512,114
3,253,000 ChipMOS Technologies, Inc 4,440,741
386,000 Dynapack International Technology Corp 1,026,270
19,000 ECOVE Environment Corp 180,412
470,000 EVERGREEN Steel Corp 1,696,423
387,000 Formosa Advanced Technologies Co Ltd 467,496
1,306,000 Foxconn Technology Co Ltd 2,103,123
1,209,000 Greatek Electronics, Inc 2,285,547
57,000 Kerry TJ Logistics Co Ltd 67,855
2,748,000 King Yuan Electronics Co Ltd 7,340,509
219,000 Lung Yen Life Service Corp 270,417
230,000 LuxNet Corp 1,057,534
72,000 Powertech Technology, Inc 334,273
1,263,000 Shin Zu Shing Co Ltd 6,019,693
65,000 Shinkong Insurance Co Ltd 143,176
2,438,000 Sigurd Microelectronics Corp 5,255,290
498,000 Simplo Technology Co Ltd 6,444,668
2,816,000 Supreme Electronics Co Ltd 5,409,956
687,000 Transcend Information, Inc 1,725,530
575,000 XinTec, Inc 2,304,368
TOTAL TAIWAN 86,682,154
THAILAND - 1 .4%
9,299,000 AP Thailand PCL 2,778,364
2,514,200 Bangkok Life Assurance PCL 1,351,878
3,505,500 Ditto Thailand PCL 2,637,707

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
THAILAND—continued
286,500 Electricity Generating PCL $ 1,060,533
638,700 MK Restaurants Group PCL 652,204
7,044,400 (a) Nex Point Parts PCL 1,929,515
647,600 Pruksa Holding PCL 220,198
1,186,600 SC Asset Corp PCL 108,903
485,400 SPCG PCL 166,545
6,396,800 Sri Trang Agro-Industry PCL 3,116,028
1,999,400 Thanachart Capital PCL 2,860,110
TOTAL THAILAND 16,881,985
TURKEY - 0 .8%
460,510 Migros Ticaret AS 6,193,752
1,426,722 Sok Marketler Ticaret AS. 2,990,751
TOTAL TURKEY 9,184,503
UNITED ARAB EMIRATES - 0 .0%
287,529 Dubai Investments PJSC 184,748
TOTAL UNITED ARAB EMIRATES 184,748
UNITED KINGDOM - 9 .2%
293,144 (a),(c) Aston Martin Lagonda Global Holdings plc 707,065
515,162 Bytes Technology Group plc 4,276,680
451,555 Central Asia Metals plc 951,089
727,515 Chemring Group plc 3,245,369
132,008 Diploma plc 5,441,599
3,885,446 Dowlais Group plc 4,438,390
530,679 easyJet plc 3,715,304
29,999 (a) FD Technologies plc 476,685
460,888 Genuit Group plc 2,464,780
106,958 Hill & Smith Holdings plc 2,531,762
487,775 Hiscox Ltd 6,422,655
846,976 Howden Joinery Group plc 8,577,226
266,088 Hunting plc 1,107,746
356,122 Inchcape plc 3,066,477
310,210 IntegraFin Holdings plc 1,156,874
2,229,540 (a) John Wood Group plc 4,420,147
279,400 Johnson Service Group plc 517,670
2,270,023 Marks & Spencer Group plc 7,092,223
392,884 Moneysupermarket.com Group plc 1,267,645
1,482,819 National Express Group plc 1,604,584
85,152 (a) Playtech PLC 479,566
1,319,755 QinetiQ plc 5,960,307
630,775 Redde Northgate plc 2,837,804
797,073 Redrow plc 6,054,993
45,998 Renew Holdings plc 513,086
937,757 Rightmove plc 6,636,668
1,510,219 Rotork plc 5,953,441
364,253 Softcat plc 6,674,995
158,183 Spectris plc 7,363,957
137,128 (b) TORM plc 4,817,875
49,818 Vesuvius plc 299,959
23,744 Volex plc 95,388
TOTAL UNITED KINGDOM 111,170,009
UNITED STATES - 2 .7%
414,746 (a) Carnival plc 6,231,207
94,101 (a),(b) Fiverr International Ltd 2,533,199
390,141 GCC SAB de C.V. 4,505,611
78,720 iShares Core MSCI Emerging Markets ETF 3,813,984
23,989 iShares MSCI Canada Index Fund 872,000
142,422 iShares MSCI EAFE Small-Cap ETF 8,589,471
83,180 (a) MDA Ltd 691,079
3,344,781 (a) Pagaya Technologies Ltd 3,913,394
5,995 (a) Taro Pharmaceutical Industries Ltd 258,085

Quant International Small-Cap Equity Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UNITED STATES—continued
62,554 Titan Cement International S.A. $ 1,612,310
TOTAL UNITED STATES 33,020,340
TOTAL COMMON STOCKS 1,206,374,628
(Cost $1,088,151,722)
TOTAL LONG-TERM INVESTMENTS 1,206,374,628
(Cost $1,088,151,722)
RATE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
2,473,441 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340% 2,473,441
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 2,473,441
(Cost $2,473,441)
TOTAL INVESTMENTS - 100.3% 1,208,848,069
(Cost $1,090,625,163)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (4,171,908)
NET ASSETS - 100.0% $ 1,204,676,161
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $24,677,483.
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
Investments made with cash collateral received from securities on loan.

Portfolio of Investments
Social Choice International Equity Fund January 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.6%
COMMON STOCKS - 98.6%
AUSTRALIA - 6.7%
117,525 APA Group $ 650,042
353,306 Aurizon Holdings Ltd 870,910
28,193 Australian Stock Exchange Ltd 1,205,317
139,564 BlueScope Steel Ltd 2,130,906
140,635 Brambles Ltd 1,340,922
12,852 Cochlear Ltd 2,550,465
464,106 Coles Group Ltd 4,816,201
222,542 Commonwealth Bank of Australia 16,969,805
137,175 Computershare Ltd 2,272,063
98,414 Dexus Property Group 498,040
43,202 EBOS Group Ltd 989,339
402,261 Fortescue Metals Group Ltd 7,774,397
204,869 Goodman Group 3,400,655
35,448 IDP Education Ltd 453,938
217,046 Independence Group NL 1,055,107
241,783 Insurance Australia Group Ltd 949,101
50,031 Macquarie Group Ltd 6,173,296
45,268 Mineral Resources Ltd 1,745,933
63,725 Northern Star Resources Ltd 546,621
47,766 Orica Ltd 503,783
408,875 Origin Energy Ltd 2,282,013
492,170 (a) Pilbara Minerals Ltd 1,120,999
353,772 (b) Qantas Airways Ltd 1,275,476
120,190 QBE Insurance Group Ltd 1,237,546
43,378 Ramsay Health Care Ltd 1,446,160
28,331 REA Group Ltd 3,378,944
78,084 Seek Ltd 1,287,237
93,984 Sonic Healthcare Ltd 1,959,585
943,080 South32 Ltd 2,041,972
139,589 Suncorp-Metway Ltd 1,284,852
1,138,574 Telstra Corp Ltd 3,002,799
715,975 Transurban Group 6,290,005
186,464 Vicinity Ltd 247,513
151,718 Wesfarmers Ltd 5,743,579
56,443 WiseTech Global Ltd 2,657,399
270,119 Woodside Energy Group Ltd 5,649,867
276,200 Woolworths Ltd 6,486,544
TOTAL AUSTRALIA 104,289,331
AUSTRIA - 0.6%
140,098 Erste Bank der Oesterreichischen Sparkassen AG. 6,035,198
85,590 OMV AG. 3,809,731
TOTAL AUSTRIA 9,844,929
BELGIUM - 0.7%
12,407 Dieteren S.A. 2,506,369
94,803 KBC Groep NV 6,184,151
121,719 Umicore S.A. 2,768,676
TOTAL BELGIUM 11,459,196
BURKINA FASO - 0.1%
48,764 Endeavour Mining plc 866,239
TOTAL BURKINA FASO 866,239
CHILE - 0.3%
211,409 Antofagasta plc 4,607,711
TOTAL CHILE 4,607,711

Social Choice International Equity Fund January 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA - 0.9%
2,031,517 BOC Hong Kong Holdings Ltd $ 4,869,126
222,539 Prosus NV 6,620,908
1,109,400 Wilmar International Ltd 2,716,575
TOTAL CHINA 14,206,609
DENMARK - 3.9%
23,926 Coloplast A.S. 2,757,991
30,640 (b) Demant A.S. 1,387,958
20,778 (b) Genmab AS 5,745,574
353,271 Novo Nordisk A.S. 40,380,424
54,661 Novozymes A.S. 2,800,867
42,921 Orsted AS 2,419,231
9,913 Pandora A.S. 1,448,457
139,119 Vestas Wind Systems A.S. 3,922,462
TOTAL DENMARK 60,862,964
FINLAND - 0.9%
32,380 Elisa Oyj (Series A) 1,475,280
55,018 Kesko Oyj (B Shares) 1,074,480
155,626 Metso Outotec Oyj 1,555,425
131,152 Neste Oil Oyj 4,521,402
111,836 Stora Enso Oyj (R Shares) 1,423,087
71,775 UPM-Kymmene Oyj 2,610,616
115,245 Wartsila Oyj (B Shares) 1,700,043
TOTAL FINLAND 14,360,333
FRANCE - 8.9%
115,460 Accor S.A. 4,559,919
314,208 AXA S.A. 10,546,489
109,999 Bouygues S.A. 4,029,548
124,386 Bureau Veritas S.A. 3,308,528
195,787 Carrefour S.A. 3,342,534
191,914 Cie Generale des Etablissements Michelin S.C.A 6,372,056
132,042 Danone 8,797,115
150,853 Dassault Systemes SE 7,819,958
42,447 Eiffage S.A. 4,441,236
25,138 Eurazeo 2,141,261
29,136 Fonciere Des Regions 1,410,878
26,550 Gecina S.A. 2,928,109
5,101 Hermes International 10,761,371
17,177 Kering 7,055,855
125,035 Klepierre 3,237,240
67,888 Legrand S.A. 6,579,406
32,268 L'Oreal S.A. 15,441,981
68,560 Publicis Groupe S.A. 6,869,268
238,867 Societe Generale 6,140,081
287,086 Total S.A. 18,624,872
68,685 (b) Unibail-Rodamco-Westfield 4,918,169
TOTAL FRANCE 139,325,874
GERMANY - 7.8%
28,701 Adidas-Salomon AG. 5,418,404
55,154 Allianz AG. 14,735,822
76,179 Bayerische Motoren Werke AG. 7,926,661
141,615 Daimler AG. (Registered) 9,560,822
32,851 Deutsche Boerse AG. 6,541,936
134,558 Evonik Industries AG. 2,475,348
50,913 GEA Group AG. 2,039,016
60,962 HeidelbergCement AG. 5,629,502
90,349 (b) HelloFresh SE 1,194,843
41,312 Henkel KGaA 2,825,355
32,930 Henkel KGaA (Preference) 2,524,365
33,911 LEG Immobilien SE 2,813,923
38,967 Merck KGaA 6,393,530
22,084 Muenchener Rueckver AG. 9,401,577

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
GERMANY—continued
23,343 Puma AG. Rudolf Dassler Sport $ 939,411
126,111 SAP AG. 21,848,299
98,461 Siemens AG. 17,626,867
130,294 (b),(c) Zalando SE 2,601,532
TOTAL GERMANY 122,497,213
HONG KONG - 1.7%
1,364,600 AIA Group Ltd 10,701,761
396,500 CLP Holdings Ltd 3,153,538
173,238 Hong Kong Exchanges and Clearing Ltd 5,252,368
897,731 MTR Corp 2,920,597
1,388,000 Sino Land Co 1,449,855
242,468 Swire Pacific Ltd (Class A) 1,875,982
326,000 Swire Properties Ltd 609,220
TOTAL HONG KONG 25,963,321
IRELAND - 1.1%
131,151 CRH plc 9,304,064
68,573 Kerry Group plc (Class A) 6,112,186
69,009 Smurfit Kappa Group plc 2,571,606
TOTAL IRELAND 17,987,856
ISRAEL - 0.3%
626,656 Bank Hapoalim Ltd 5,331,533
TOTAL ISRAEL 5,331,533
ITALY - 2.3%
72,363 Amplifon S.p.A. 2,361,820
299,807 Assicurazioni Generali S.p.A. 6,687,770
108,041 Coca-Cola HBC AG. 3,176,054
1,397,131 Enel S.p.A. 9,533,150
2,940,552 Intesa Sanpaolo S.p.A. 9,060,704
81,861 Moncler S.p.A 5,035,820
TOTAL ITALY 35,855,318
JAPAN - 23.2%
150,100 Advantest Corp 5,973,653
109,900 Aeon Co Ltd 2,626,300
138,400 Ajinomoto Co, Inc 5,683,384
92,314 (b) All Nippon Airways Co Ltd 2,039,970
14,100 Asahi Glass Co Ltd 530,276
234,500 Asahi Kasei Corp 1,778,340
326,700 Astellas Pharma, Inc 3,803,596
49,300 Azbil Corp 1,593,114
159,500 Bridgestone Corp 6,911,563
83,600 Brother Industries Ltd 1,400,515
50,027 Dai Nippon Printing Co Ltd 1,447,778
63,500 Daifuku Co Ltd 1,252,220
299,700 Daiichi Sankyo Co Ltd 8,972,728
30,675 Daikin Industries Ltd 4,915,122
93,649 Daiwa House Industry Co Ltd 2,895,809
511,900 (b) Daiwa Securities Group, Inc 3,668,717
22,700 Don Quijote Co Ltd 490,694
97,232 East Japan Railway Co 5,560,953
58,748 Eisai Co Ltd 2,766,363
123,600 Fanuc Ltd 3,419,068
20,000 Fast Retailing Co Ltd 5,339,535
72,300 FUJIFILM Holdings Corp 4,582,728
37,472 Fujitsu Ltd 5,186,659
87,916 Hankyu Hanshin Holdings, Inc 2,689,836
49,000 (b) Hitachi Construction Machinery Co Ltd 1,390,248
892,600 Honda Motor Co Ltd 9,977,536
47,600 (b) Hoya Corp 6,046,584
47,500 Ibiden Co Ltd 2,390,197
282,950 Inpex Holdings, Inc 3,845,985

Social Choice International Equity Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
338,900 Isuzu Motors Ltd $ 4,624,271
178,500 JFE Holdings, Inc 2,818,304
100,300 JSR Corp 2,735,648
38,300 Kao Corp 1,515,438
260,596 KDDI Corp 8,634,858
53,900 Kikkoman Corp 3,316,371
7,665 Kintetsu Corp 236,522
161,900 Komatsu Ltd 4,606,047
158,072 Kubota Corp 2,392,809
136,700 Kyowa Hakko Kogyo Co Ltd 2,153,294
348,300 Marubeni Corp 5,940,836
38,100 Matsumotokiyoshi Holdings Co Ltd 692,535
131,100 Minebea Co Ltd 2,709,864
349,679 Mitsubishi Chemical Holdings Corp 2,108,473
62,126 Mitsubishi Estate Co Ltd 860,812
190,000 Mitsui & Co Ltd 7,705,873
21,900 Mitsui Chemicals, Inc 644,523
189,800 Mitsui Fudosan Co Ltd 4,764,695
79,100 Mitsui Sumitomo Insurance Group Holdings, Inc 3,266,414
488,600 Mizuho Financial Group, Inc 8,873,738
86,801 NEC Corp 5,671,986
167,540 Nintendo Co Ltd 9,360,609
25,300 Nippon Express Holdings, Inc 1,505,889
172,000 Nippon Paint Co Ltd 1,354,728
146,000 (a) Nippon Yusen Kabushiki Kaisha 5,031,285
42,300 Nitto Denko Corp 3,509,117
1,085,600 (b) Nomura Holdings, Inc 5,847,200
110,400 Nomura Research Institute Ltd 3,376,421
72,585 Obayashi Corp 671,886
47,200 Odakyu Electric Railway Co Ltd 721,239
53,600 Omron Corp 2,410,137
142,100 Ono Pharmaceutical Co Ltd 2,561,228
190,010 Oriental Land Co Ltd 7,056,985
264,200 ORIX Corp 5,101,508
92,900 Osaka Gas Co Ltd 1,956,181
435,806 Panasonic Corp 4,104,759
370,900 (b) Rakuten, Inc 1,629,274
168,529 Recruit Holdings Co Ltd 6,656,679
398,100 (b) Renesas Electronics Corp 6,531,856
253,000 Ricoh Co Ltd 1,988,578
32,300 Secom Co Ltd 2,344,345
108,700 Seiko Epson Corp 1,586,738
18,324 Sekisui Chemical Co Ltd 261,622
42,363 (a) Sekisui House Ltd 956,311
74,200 SG Holdings Co Ltd 960,897
150,200 (a) Sharp Corp 1,009,990
61,900 Shimadzu Corp 1,711,657
157,368 Shimizu Corp 1,053,441
246,500 Shin-Etsu Chemical Co Ltd 9,702,777
61,300 Shionogi & Co Ltd 2,942,180
58,300 Shiseido Co Ltd 1,625,211
419,800 SoftBank Corp 5,577,397
32,600 Sompo Holdings, Inc 1,690,357
163,915 Sony Corp 16,074,867
14,100 Sumisho Computer Systems Corp 276,848
686,500 Sumitomo Chemical Co Ltd 1,616,419
121,571 Sumitomo Metal Mining Co Ltd 3,360,061
78,800 Suntory Beverage & Food Ltd 2,570,832
32,100 Sysmex Corp 1,738,930
100,100 T&D Holdings, Inc 1,657,530
87,200 TDK Corp 4,338,620
115,100 Terumo Corp 3,896,359
46,800 TIS, Inc 1,040,918

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
9,000 Tobu Railway Co Ltd $ 238,349
229,500 Tokio Marine Holdings, Inc 6,051,323
69,400 Tokyo Electron Ltd 12,878,726
61,800 Tokyo Gas Co Ltd 1,419,661
15,100 Tokyu Corp 177,188
158,400 Toray Industries, Inc 791,434
24 Toto Ltd 650
67,100 Uni-Charm Corp 2,308,802
38,000 West Japan Railway Co 1,582,682
24,970 Yamaha Corp 549,104
515,700 Yamaha Motor Co Ltd 4,874,265
55,200 Yamato Transport Co Ltd 954,211
46,386 Yaskawa Electric Corp 1,748,116
81,698 Yokogawa Electric Corp 1,605,423
1,076,100 Z Holdings Corp 3,347,782
TOTAL JAPAN 363,350,364
NETHERLANDS - 5.7%
803,593 Aegon NV 4,740,746
23,165 Akzo Nobel NV 1,779,361
44,178 ASML Holding NV 38,328,297
132,349 Koninklijke Ahold Delhaize NV 3,722,071
437,512 Koninklijke KPN NV 1,488,302
140,622 NN Group NV 5,763,847
22,282 Randstad Holdings NV 1,266,959
765,698 Shell plc 23,738,405
152,460 Universal Music Group NV 4,494,174
26,532 Wolters Kluwer NV 3,911,269
TOTAL NETHERLANDS 89,233,431
NEW ZEALAND - 0.4%
469,456 Auckland International Airport Ltd 2,420,465
196,075 Mercury NZ Ltd 808,993
46,898 Meridian Energy Ltd 158,881
148,590 Telecom Corp of New Zealand Ltd 482,738
35,478 (b) Xero Ltd 2,539,466
TOTAL NEW ZEALAND 6,410,543
NORWAY - 1.1%
308,299 DNB Bank ASA 5,993,243
178,611 Equinor ASA 5,111,326
118,241 Mowi ASA 2,128,377
388,614 Norsk Hydro ASA 2,277,473
14,328 Orkla ASA 112,233
90,135 Telenor ASA 1,000,143
TOTAL NORWAY 16,622,795
PORTUGAL - 0.4%
516,754 Energias de Portugal S.A. 2,304,949
263,977 Galp Energia SGPS S.A. 4,155,458
TOTAL PORTUGAL 6,460,407
SINGAPORE - 1.2%
751,408 Capitaland Investment Ltd 1,649,557
341,668 CapitaMall Trust 509,347
288,800 City Developments Ltd 1,310,802
834,264 (b) Grab Holdings Ltd 2,561,191
569,500 Keppel Corp Ltd 3,026,187
760,700 Oversea-Chinese Banking Corp 7,276,376
373,000 SembCorp Industries Ltd 1,569,766
17,455,020 (b) SembCorp Marine Ltd 1,295,393
TOTAL SINGAPORE 19,198,619

Social Choice International Equity Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOUTH AFRICA - 0.4%
256,725 Anglo American plc $ 6,119,729
TOTAL SOUTH AFRICA 6,119,729
SPAIN - 2.9%
104,972 Amadeus IT Holding S.A. 7,356,477
1,069,936 Banco Bilbao Vizcaya Argentaria S.A. 10,013,998
124,534 (c) Cellnex Telecom S.A. 4,791,740
914,168 Iberdrola S.A. 11,007,457
208,528 Industria de Diseno Textil S.A. 8,916,108
71,395 Naturgy Energy Group S.A. 1,922,507
83,332 Redeia Corp S.A. 1,386,654
TOTAL SPAIN 45,394,941
SWEDEN - 3.1%
16,736 Alfa Laval AB 614,091
194,779 Assa Abloy AB 5,341,954
366,693 Atlas Copco AB 5,852,205
456,274 Atlas Copco AB 6,318,460
118,829 Boliden AB 3,154,038
67,463 Epiroc AB 1,191,987
21,667 Epiroc AB 337,830
153,212 Essity AB 3,597,922
81,698 (a) Hennes & Mauritz AB (B Shares) 1,152,656
30,581 Husqvarna AB (B Shares) 237,887
146,335 (a) Nibe Industrier AB 874,378
129,308 Sandvik AB 2,717,522
47,299 SKF AB (B Shares) 932,032
30,955 Svenska Cellulosa AB (B Shares) 421,419
557,550 Svenska Handelsbanken AB 6,010,574
61,666 Tele2 AB (B Shares) 525,766
1,027,227 (a) TeliaSonera AB 2,649,395
262,393 Volvo AB (B Shares) 6,288,332
TOTAL SWEDEN 48,218,448
SWITZERLAND - 7.9%
256,944 ABB Ltd 10,871,764
63,622 Alcon, Inc 4,789,146
1,305 Barry Callebaut AG. 1,906,092
33,671 DSM-Firmenich AG. 3,560,052
4,565 Geberit AG. 2,627,741
1,725 Givaudan S.A. 7,173,475
18,222 Kuehne & Nagel International AG. 6,175,065
16,328 Lonza Group AG. 7,982,852
239,996 Novartis AG. 24,818,879
29,495 SGS S.A. 2,725,510
64,052 SIG Group AG. 1,340,749
27,651 Sika AG. 7,633,275
16,041 Sonova Holdings AG 5,126,648
9,328 Swiss Life Holding 6,698,698
9,119 Swisscom AG. 5,455,748
470,292 UBS Group AG 14,077,065
22,856 Zurich Insurance Group AG 11,612,894
TOTAL SWITZERLAND 124,575,653
UNITED KINGDOM - 11.4%
241,673 3i Group plc 7,565,558
565,519 Abrdn plc 1,203,105
75,875 Ashtead Group plc 4,961,610
30,831 Associated British Foods plc 913,194
176,221 AstraZeneca plc 23,362,823
26,365 (c) Auto Trader Group plc 242,555
250,567 Barratt Developments plc 1,707,697
9,150 Berkeley Group Holdings plc 554,075
2,823,531 BT Group plc 4,000,185
67,296 Burberry Group plc 1,108,494

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UNITED KINGDOM—continued
85,082 (b) Coca-Cola Europacific Partners plc $ 5,862,150
322,274 Compass Group plc 8,876,635
31,651 Croda International plc 1,915,727
10,324 DCC plc 750,548
2,459,364 HSBC Holdings plc 19,201,982
566,643 Informa plc 5,565,312
44,058 InterContinental Hotels Group plc 4,174,630
934,136 J Sainsbury plc 3,189,290
173,492 Kingfisher plc 482,364
1,760,327 Legal & General Group plc 5,661,990
67,342 London Stock Exchange Group plc 7,617,326
606,526 National Grid plc 8,078,383
252,399 (b) Ocado Group plc 1,728,910
148,566 Pearson plc 1,822,574
51,070 Persimmon plc 940,613
41,164 Reckitt Benckiser Group plc 2,976,194
295,807 RELX plc 12,209,155
267,905 Schroders plc 1,370,628
75,111 Scottish & Southern Energy plc 1,599,709
237,334 Segro plc 2,635,848
193,903 St. James's Place plc 1,596,268
764,722 Standard Chartered plc 5,779,418
814,139 Taylor Wimpey plc 1,519,991
363,787 Tesco plc 1,318,226
316,195 Unilever plc 15,386,116
6,396,002 Vodafone Group plc 5,437,500
66,922 Whitbread plc 3,033,436
284,301 WPP plc 2,749,330
TOTAL UNITED KINGDOM 179,099,549
UNITED STATES - 4.7%
587,694 GSK plc 11,623,255
74,037 Holcim Ltd 5,654,859
51,031 (b) James Hardie Industries plc 1,917,257
287,734 Nestle S.A. 32,787,441
75,139 Schneider Electric S.A. 14,761,056
64,948 Swiss Re AG. 7,436,574
TOTAL UNITED STATES 74,180,442
TOTAL COMMON STOCKS 1,546,323,348
(Cost $1,338,487,008)
TOTAL LONG-TERM INVESTMENTS 1,546,323,348
(Cost $1,338,487,008)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.1%
REPURCHASE AGREEMENT - 1.0%
$ 14,998,000 (d) Fixed Income Clearing Corp (FICC) 5.320% 02/01/24 14,998,000
TOTAL REPURCHASE AGREEMENT 14,998,000
TREASURY DEBT - 0.1%
2,000,000 United States Treasury Bill 0.010 02/27/24 1,992,399
TOTAL TREASURY DEBT 1,992,399
TOTAL SHORT-TERM INVESTMENTS 16,990,399
(Cost $16,990,388)

Social Choice International Equity Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
6,007,931 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5.340% $ 6,007,931
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 6,007,931
(Cost $6,007,931)
TOTAL INVESTMENTS - 100.1% 1,569,321,678
(Cost $1,361,485,327)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (1,162,370)
NET ASSETS - 100.0% $ 1,568,159,308
(a)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,642,205.
(b)
Non-income producing
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 1/31/24 to be repurchased at $15,000,216 on 2/1/24, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 12/15/26, valued at $15,298,023.
(e)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 155 03/15/24  $ 17,260,486 $ 17,305,750 $ 45,264

Portfolio of Investments
Equity Index Fund January 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 1 .5%
102,643 (a) Adient plc $ 3,562,739
82,911 (a) American Axle & Manufacturing Holdings, Inc 670,750
238,352 (a) Aptiv plc 19,385,168
204,944 BorgWarner, Inc 6,947,602
27,933 (a) Cooper-Standard Holdings, Inc 491,341
107,715 Dana Inc 1,460,615
20,044 (a) Dorman Products, Inc 1,631,782
116,037 (a),(b) Fisker, Inc 93,108
3,472,167 Ford Motor Co 40,693,797
40,428 (a) Fox Factory Holding Corp 2,548,581
1,197,622 General Motors Co 46,467,734
218,002 Gentex Corp 7,222,406
25,155 (a) Gentherm, Inc 1,211,213
275,187 (a) Goodyear Tire & Rubber Co 3,836,107
127,748 Harley-Davidson, Inc 4,145,423
110,804 (a),(b) Holley, Inc 528,535
18,139 LCI Industries 2,018,508
51,928 Lear Corp 6,901,231
640,885 (a),(b) Lucid Group, Inc 2,166,191
194,312 (a),(b) Luminar Technologies, Inc 528,529
57,898 (a) Modine Manufacturing Co 4,000,173
16,988 Patrick Industries, Inc 1,705,425
40,988 Phinia, Inc 1,239,477
251,662 (a) QuantumScape Corp 1,713,818
576,192 (a),(b) Rivian Automotive, Inc 8,821,500
217,401 (a),(b) Solid Power, Inc 352,190
15,934 Standard Motor Products, Inc 642,937
19,766 (a) Stoneridge, Inc 351,637
2,427,379 (a) Tesla, Inc 454,623,813
41,295 Thor Industries, Inc 4,667,161
28,194 (a) Visteon Corp 3,250,486
23,560 Winnebago Industries, Inc 1,548,363
177,385 (a),(b) Workhorse Group, Inc 47,007
21,842 (a) XPEL, Inc 1,167,455
TOTAL AUTOMOBILES & COMPONENTS 636,642,802
BANKS - 3 .6%
18,633 1st Source Corp 973,947
14,723 Amalgamated Financial Corp 391,043
25,834 Amerant Bancorp, Inc 584,107
4,611 American National Bankshares, Inc 208,832
48,454 Ameris Bancorp 2,405,257
27,215 Arrow Financial Corp 685,546
156,553 Associated Banc-Corp 3,289,179
85,111 Atlantic Union Bankshares Corp 2,907,392
44,566 (a) Axos Financial, Inc 2,470,293
112,080 (b) Banc of California, Inc 1,544,462
24,715 Bancfirst Corp 2,187,525
37,392 (a) Bancorp, Inc 1,631,787
7,985 (b) Bank First Corp 674,253
6,062,130 Bank of America Corp 206,173,041
34,424 (b) Bank of Hawaii Corp 2,176,630
6,575 Bank of Marin Bancorp 128,738
39,774 Bank of NT Butterfield & Son Ltd 1,206,345
90,703 Bank OZK 4,091,612
79,459 BankUnited, Inc 2,245,511
41,073 Banner Corp 1,913,180
12,845 Bar Harbor Bankshares 337,952

Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
16,293 BCB Bancorp, Inc $ 202,359
43,571 Berkshire Hills Bancorp, Inc 1,045,704
12,822 (b) Blue Ridge Bankshares, Inc 32,055
37,887 BOK Financial Corp 3,176,446
15,598 (a) Bridgewater Bancshares, Inc 195,131
67,439 Brookline Bancorp, Inc 729,690
19,568 Business First Bancshares, Inc 441,258
25,800 Byline Bancorp, Inc 563,472
143,139 Cadence Bank 3,810,360
4,978 Cambridge Bancorp 341,441
11,105 Camden National Corp 400,113
191 Capital Bancorp, Inc 4,156
4,521 Capital City Bank Group, Inc 129,210
105,986 Capitol Federal Financial, Inc 671,951
21,038 Capstar Financial Holdings, Inc 382,681
15,958 (a),(b) Carter Bankshares, Inc 230,753
82,639 Cathay General Bancorp 3,402,248
16,021 Central Pacific Financial Corp 308,725
1,696,672 Citigroup, Inc 95,302,066
5,190 Citizens & Northern Corp 105,201
413,701 Citizens Financial Group, Inc 13,528,023
13,280 City Holding Co 1,357,349
5,750 Civista Bancshares, Inc 98,267
7,874 CNB Financial Corp 168,110
14,705 (a) Coastal Financial Corp 586,729
167,425 Columbia Banking System, Inc 3,375,288
27,831 (a) Columbia Financial, Inc 500,401
99,964 Comerica, Inc 5,256,107
116,569 Commerce Bancshares, Inc 6,075,576
60,022 Community Bank System, Inc 2,747,207
14,068 Community Trust Bancorp, Inc 583,822
32,974 ConnectOne Bancorp, Inc 753,126
32,218 (a) CrossFirst Bankshares, Inc 454,918
46,800 Cullen/Frost Bankers, Inc 4,966,416
32,680 (a) Customers Bancorp, Inc 1,746,419
139,451 CVB Financial Corp 2,338,593
28,972 Dime Community Bancshares, Inc 660,851
26,137 Eagle Bancorp, Inc 647,936
126,261 East West Bancorp, Inc 9,193,063
133,594 Eastern Bankshares, Inc 1,864,972
5,234 Enterprise Bancorp, Inc 148,750
28,968 Enterprise Financial Services Corp 1,205,938
11,154 Equity Bancshares, Inc 366,409
8,510 Esquire Financial Holdings, Inc 424,309
9,389 (b) Farmers & Merchants Bancorp, Inc 212,191
11,812 Farmers National Banc Corp 162,061
34,406 FB Financial Corp 1,281,623
587,078 Fifth Third Bancorp 20,101,551
8,770 Financial Institutions, Inc 183,293
24,700 First Bancorp 853,632
158,461 First BanCorp 2,643,129
7,604 First Bancorp, Inc 190,100
14,763 First Bancshares, Inc 375,423
588 First Bank 8,079
38,527 First Busey Corp 906,926
8,793 First Business Financial Services, Inc 323,319
9,761 First Citizens Bancshares, Inc (Class A) 14,739,110
135,088 First Commonwealth Financial Corp 1,892,583
14,032 First Community Bancshares, Inc 481,017
73,937 First Financial Bancorp 1,657,668
112,033 First Financial Bankshares, Inc 3,498,791
4,322 First Financial Corp 170,373
113,382 First Foundation, Inc 1,079,397

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
135,411 First Hawaiian, Inc $ 2,937,065
541,440 First Horizon National Corp 7,710,106
96,845 First Interstate BancSystem, Inc 2,665,174
47,027 First Merchants Corp 1,589,983
12,091 First Mid Bancshares, Inc 380,504
12,529 First of Long Island Corp 150,599
9,917 (a) First Western Financial, Inc 169,085
15,276 Five Star Bancorp 364,027
42,707 Flushing Financial Corp 684,593
325,156 FNB Corp 4,285,556
194,217 Fulton Financial Corp 3,027,843
19,386 (a),(b) FVCBankcorp, Inc 237,866
19,355 German American Bancorp, Inc 641,231
101,511 Glacier Bancorp, Inc 3,924,415
7,132 (b) Great Southern Bancorp, Inc 371,506
11,967 Greene County Bancorp, Inc 299,175
5,058 (b) Guaranty Bancshares, Inc 154,218
70,171 Hancock Whitney Corp 3,165,414
29,083 Hanmi Financial Corp 487,140
39,598 HarborOne Bancorp, Inc 432,410
7,219 HBT Financial, Inc 140,554
34,542 Heartland Financial USA, Inc 1,225,205
55,657 Heritage Commerce Corp 494,791
28,290 Heritage Financial Corp 570,044
46,898 Hilltop Holdings, Inc 1,476,818
1,692 Hingham Institution For Savings The 312,783
2,890 Home Bancorp, Inc 115,080
183,082 Home Bancshares, Inc 4,291,442
77,357 HomeStreet, Inc 1,064,432
8,226 HomeTrust Bancshares, Inc 223,336
99,262 Hope Bancorp, Inc 1,099,823
37,769 Horizon Bancorp, Inc 495,152
1,192,416 Huntington Bancshares, Inc 15,179,456
41,058 Independent Bank Corp 2,302,943
16,001 Independent Bank Corp 407,065
27,575 Independent Bank Group, Inc 1,333,251
63,589 International Bancshares Corp 3,361,315
10,716 (b) John Marshall Bancorp, Inc 203,604
2,538,764 JPMorgan Chase & Co 442,658,891
62,205 Kearny Financial Corp 449,742
839,749 Keycorp 12,201,553
54,549 Lakeland Bancorp, Inc 724,956
19,759 Lakeland Financial Corp 1,323,063
23,057 Live Oak Bancshares, Inc 838,583
629 (a) Luther Burbank Corp 6,038
148,957 M&T Bank Corp 20,570,962
12,700 Macatawa Bank Corp 135,382
8,910 Mercantile Bank Corp 357,202
28,455 Metrocity Bankshares, Inc 680,075
15,723 (a) Metropolitan Bank Holding Corp 762,408
11,042 Mid Penn Bancorp, Inc 236,078
22,606 Midland States Bancorp, Inc 593,634
5,927 MidWestOne Financial Group, Inc 151,139
25,698 MVB Financial Corp 550,708
21,289 National Bank Holdings Corp 745,115
34,793 NBT Bancorp, Inc 1,237,587
522,287 New York Community Bancorp, Inc 3,379,197
8,973 Nicolet Bankshares, Inc 697,830
9,353 Northeast Bank 512,825
27,798 Northeast Community Bancorp, Inc 478,960
44,937 Northfield Bancorp, Inc 540,592
101,413 Northwest Bancshares, Inc 1,254,479
1,995,174 (a) NU Holdings Ltd 17,178,448

Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
52,078 OceanFirst Financial Corp $ 897,304
72,625 OFG Bancorp 2,670,421
302,292 Old National Bancorp 4,978,749
15,271 Old Second Bancorp, Inc 207,991
20,312 Origin Bancorp, Inc 619,516
3,618 Orrstown Financial Services, Inc 100,146
89,066 Pacific Premier Bancorp, Inc 2,259,604
11,574 Park National Corp 1,512,490
12,857 (b) Parke Bancorp, Inc 237,983
22,883 Pathward Financial, Inc 1,184,882
10,253 Peapack Gladstone Financial Corp 282,778
23,125 Peoples Bancorp, Inc 677,563
8,138 (b) Peoples Financial Services Corp 355,712
64,999 Pinnacle Financial Partners, Inc 5,744,612
385 (a) Pioneer Bancorp, Inc 3,754
353,298 PNC Financial Services Group, Inc 53,422,191
77,194 Popular, Inc 6,596,227
12,183 Preferred Bank 875,227
28,576 Premier Financial Corp 596,953
5,687 Primis Financial Corp 75,068
82,390 Prosperity Bancshares, Inc 5,265,545
103,199 Provident Financial Services, Inc 1,707,943
14,068 QCR Holdings, Inc 821,712
22,257 RBB Bancorp 393,726
4,522 Red River Bancshares, Inc 231,572
840,825 Regions Financial Corp 15,698,203
43,118 Renasant Corp 1,363,822
4,137 Republic Bancorp, Inc (Class A) 211,773
33,109 S&T Bancorp, Inc 1,103,854
34,709 Sandy Spring Bancorp, Inc 846,205
69,004 Seacoast Banking Corp of Florida 1,694,738
41,638 ServisFirst Bancshares, Inc 2,795,575
14,920 Shore Bancshares, Inc 193,065
5,250 Sierra Bancorp 108,938
98,370 Simmons First National Corp (Class A) 1,870,014
16,069 SmartFinancial, Inc 373,765
354 South Plains Financial, Inc 9,586
2,746 (a) Southern First Bancshares, Inc 102,948
5,675 Southern Missouri Bancorp, Inc 247,487
24,349 (b) Southside Bancshares, Inc 762,124
69,727 SouthState Corp 5,794,314
38,203 Stellar Bancorp, Inc 956,221
21,096 Stock Yards Bancorp, Inc 1,048,893
5,861 Summit Financial Group, Inc 165,808
110,649 Synovus Financial Corp 4,167,041
38,762 (a) Texas Capital Bancshares, Inc 2,364,482
11,131 Tompkins Trustco, Inc 549,760
56,169 Towne Bank 1,578,911
24,322 Trico Bancshares 884,105
17,672 (a) Triumph Financial, Inc 1,248,527
1,176,201 Truist Financial Corp 43,590,009
19,519 TrustCo Bank Corp NY 564,099
45,567 Trustmark Corp 1,229,853
38,832 UMB Financial Corp 3,203,640
130,431 United Bankshares, Inc 4,675,951
103,599 United Community Banks, Inc 2,832,397
22,107 Univest Financial Corp 469,553
1,381,988 US Bancorp 57,407,782
414,096 Valley National Bancorp 3,983,604
34,533 Veritex Holdings, Inc 725,538
81,079 Washington Federal, Inc 2,354,534
15,885 Washington Trust Bancorp, Inc 441,762
153,531 Webster Financial Corp 7,596,714

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
3,221,052 Wells Fargo & Co $ 161,632,389
51,566 WesBanco, Inc 1,512,946
8,366 West Bancorporation, Inc 157,364
20,400 Westamerica Bancorporation 973,488
91,934 Western Alliance Bancorp 5,880,099
46,083 Wintrust Financial Corp 4,469,129
47,065 WSFS Financial Corp 2,094,863
109,414 Zions Bancorporation 4,584,447
TOTAL BANKS 1,483,990,937
CAPITAL GOODS - 6 .4%
90,270 (a) 3D Systems Corp 432,393
486,875 3M Co 45,936,656
100,665 A.O. Smith Corp 7,812,611
54,660 Aaon, Inc 3,834,946
23,678 (a) AAR Corp 1,440,096
26,578 Acuity Brands, Inc 6,329,816
64,984 Advanced Drainage Systems, Inc 8,475,213
115,971 Aecom Technology Corp 10,227,482
22,184 (a) Aerovironment, Inc 2,676,278
27,273 (a),(b) AerSale Corp 253,639
53,417 AGCO Corp 6,534,502
77,906 Air Lease Corp 3,257,250
13,727 Alamo Group, Inc 2,913,968
34,459 Albany International Corp (Class A) 3,063,750
77,538 Allegion plc 9,606,183
6,208 Allied Motion Technologies, Inc 172,955
78,516 Allison Transmission Holdings, Inc 4,753,359
12,889 Alta Equipment Group, Inc 137,912
35,576 (a),(b) Ameresco, Inc 726,818
12,826 (a) American Woodmark Corp 1,170,757
201,984 Ametek, Inc 32,731,507
213,046 (a) API Group Corp 6,715,210
18,243 Apogee Enterprises, Inc 963,413
30,780 Applied Industrial Technologies, Inc 5,431,439
96,323 (a),(b) Archer Aviation, Inc 465,240
51,490 Arcosa, Inc 4,030,637
11,536 Argan, Inc 511,391
35,399 Armstrong World Industries, Inc 3,511,935
157,065 (a) Array Technologies, Inc 2,079,541
17,527 Astec Industries, Inc 623,961
17,487 (a) Astronics Corp 295,705
34,587 (a) Atkore, Inc 5,275,555
60,126 (a) Axon Enterprise, Inc 14,974,982
100,862 (a) AZEK Co, Inc 3,889,239
18,025 AZZ, Inc 1,125,661
69,999 Barnes Group, Inc 2,317,667
45,670 (a) Beacon Roofing Supply, Inc 3,785,586
28,514 (a),(b) Blink Charging Co 68,434
162,550 (a),(b) Bloom Energy Corp 1,840,066
11,512 (a) Blue Bird Corp 335,345
11,068 (a) BlueLinx Holdings, Inc 1,276,583
492,155 (a) Boeing Co 103,864,391
33,731 Boise Cascade Co 4,569,201
11,845 (a) Bowman Consulting Group Ltd 372,051
40,102 (b) Brookfield Business Corp 921,143
114,153 (a) Builders FirstSource, Inc 19,831,801
87,839 BWX Technologies, Inc 7,157,122
8,806 Cadre Holdings, Inc 299,316
41,080 Carlisle Cos, Inc 12,909,801
725,390 Carrier Global Corp 39,686,087
448,464 Caterpillar, Inc 134,678,224
60,642 (a),(b) ChargePoint Holdings, Inc 115,220

Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
36,781 (a),(b) Chart Industries, Inc $ 4,293,078
900,871 CNH Industrial NV 10,810,452
20,151 Columbus McKinnon Corp 787,300
28,861 Comfort Systems USA, Inc 6,276,402
887 (a) Concrete Pumping Holdings, Inc 6,848
28,626 (a) Construction Partners, Inc 1,302,483
109,990 (a) Core & Main, Inc 4,543,687
38,580 Crane Co 4,788,164
11,874 CSW Industrials, Inc 2,512,182
123,420 Cummins, Inc 29,534,406
33,427 Curtiss-Wright Corp 7,439,847
55,814 (a),(b) Custom Truck One Source, Inc 365,024
231,968 Deere & Co 91,297,965
311,752 (a),(b) Desktop Metal, Inc 202,234
80,220 (a) DNOW, Inc 809,420
101,213 Donaldson Co, Inc 6,537,348
17,088 Douglas Dynamics, Inc 429,763
121,539 Dover Corp 18,204,111
7,460 (a) Ducommun, Inc 368,151
12,598 (a) DXP Enterprises, Inc 405,908
21,956 (a) Dycom Industries, Inc 2,452,485
352,618 Eaton Corp plc 86,772,237
39,624 EMCOR Group, Inc 9,038,631
502,688 Emerson Electric Co 46,111,570
16,119 Encore Wire Corp 3,634,834
46,405 (a) Energy Recovery, Inc 719,742
94,986 (a),(b) Energy Vault Holdings, Inc 144,379
55,416 Enerpac Tool Group Corp 1,730,642
33,465 EnerSys 3,198,250
116,702 (a),(b) Enovix Corp 1,086,496
16,390 EnPro Industries, Inc 2,448,338
56,109 Esab Corp 4,824,813
19,331 ESCO Technologies, Inc 1,969,249
80,826 (a),(b) ESS Tech, Inc 83,251
506,576 Fastenal Co 34,563,680
46,155 Federal Signal Corp 3,553,012
182,133 Ferguson plc 34,215,505
98,402 Flowserve Corp 3,929,192
27,566 (a),(b) Fluence Energy, Inc 547,736
142,932 (a) Fluor Corp 5,389,966
310,223 Fortive Corp 24,253,234
104,386 Fortune Brands Innovations, Inc 8,099,310
37,279 Franklin Electric Co, Inc 3,513,919
79,831 FTAI Aviation Ltd 4,306,882
59,145 (a),(b) FTC Solar, Inc 29,661
511,812 (a),(b) FuelCell Energy, Inc 614,174
155,438 (a) Gates Industrial Corp plc 2,002,041
36,014 GATX Corp 4,417,117
26,667 (a) Gencor Industries, Inc 416,005
54,511 (a) Generac Holdings, Inc 6,196,265
214,154 General Dynamics Corp 56,748,668
949,994 General Electric Co 125,798,205
26,448 (a) Gibraltar Industries, Inc 2,140,172
25,662 Global Industrial Co 1,091,405
37,797 (a) GMS, Inc 3,180,996
18,896 Gorman-Rupp Co 630,937
147,695 Graco, Inc 12,598,383
149,154 GrafTech International Ltd 198,375
39,368 Granite Construction, Inc 1,775,890
60,950 (a) Great Lakes Dredge & Dock Corp 465,658
33,587 Greenbrier Cos, Inc 1,526,865
40,831 Griffon Corp 2,378,814
22,211 H&E Equipment Services, Inc 1,194,730

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
130,446 (a) Hayward Holdings, Inc $ 1,633,184
41,922 HEICO Corp 7,528,772
70,220 HEICO Corp (Class A) 9,934,023
23,945 Helios Technologies, Inc 987,971
25,702 Herc Holdings, Inc 3,790,788
78,974 Hexcel Corp 5,243,084
83,078 Hillenbrand, Inc 3,868,942
103,419 (a) Hillman Solutions Corp 909,053
583,044 Honeywell International, Inc 117,926,479
317,760 Howmet Aerospace, Inc 17,877,178
46,255 Hubbell, Inc 15,521,790
33,445 (a) Hudson Technologies, Inc 424,083
35,838 Huntington Ingalls Industries, Inc 9,279,175
306,800 (a),(b) Hyliion Holdings Corp 322,140
7,156 Hyster-Yale Materials Handling, Inc 470,292
66,059 IDEX Corp 13,971,478
8,756 (a) IES Holdings, Inc 717,642
264,117 Illinois Tool Works, Inc 68,908,125
353,391 Ingersoll Rand, Inc 28,221,805
15,632 Insteel Industries, Inc 541,336
66,579 ITT, Inc 8,041,412
82,032 (a) Janus International Group, Inc 1,160,753
95,278 (a) JELD-WEN Holding, Inc 1,772,171
30,832 John Bean Technologies Corp 3,044,968
613,120 Johnson Controls International plc 32,305,293
9,278 Kadant, Inc 2,653,508
22,936 Kaman Corp 1,033,267
63,395 Kennametal, Inc 1,554,445
89,581 (a) Kratos Defense & Security Solutions, Inc 1,516,606
167,378 L3Harris Technologies, Inc 34,884,923
4,474 (a) Lawson Products, Inc 142,810
28,805 Lennox International, Inc 12,333,149
36,528 (a) Leonardo DRS, Inc 709,008
16,978 (a) Limbach Holdings, Inc 730,054
47,515 Lincoln Electric Holdings, Inc 10,558,783
8,406 Lindsay Corp 1,093,705
196,546 Lockheed Martin Corp 84,398,818
32,814 LSI Industries, Inc 448,239
30,526 Luxfer Holdings plc 251,229
25,887 (a) Manitowoc Co, Inc 416,781
195,438 Masco Corp 13,151,023
17,394 (a) Masonite International Corp 1,601,118
47,879 (a) Mastec, Inc 3,144,214
104,386 (a) Masterbrand, Inc 1,468,711
26,438 (a) Mayville Engineering Co Inc 335,498
21,770 McGrath RentCorp 2,735,401
197,279 MDU Resources Group, Inc 3,848,913
56,073 (a) Mercury Computer Systems, Inc 1,663,125
132,141 (a),(b) Microvast Holdings, Inc 123,948
46,376 (a) Middleby Corp 6,542,262
12,532 Miller Industries, Inc 504,413
27,127 Moog, Inc (Class A) 3,792,355
74,482 (a) MRC Global, Inc 793,978
40,108 MSC Industrial Direct Co (Class A) 3,957,857
91,520 Mueller Industries, Inc 4,392,960
123,593 Mueller Water Products, Inc (Class A) 1,694,460
15,607 (a) MYR Group, Inc 2,245,067
3,753 National Presto Industries, Inc 297,125
110,163 (a),(b) NEXTracker, Inc 4,987,079
529,494 (a),(b) Nikola Corp 395,691
50,093 Nordson Corp 12,609,410
125,793 Northrop Grumman Corp 56,199,281
5,136 (a) Northwest Pipe Co 155,980

Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
25,573 (a),(b) NuScale Power Corp $ 73,906
157,302 nVent Electric plc 9,444,412
2,380 (b) Omega Flex, Inc 166,029
51,245 Oshkosh Corp 5,642,075
360,644 Otis Worldwide Corp 31,895,355
77,678 Owens Corning, Inc 11,770,547
452,178 PACCAR, Inc 45,394,149
17,348 Park Aerospace Corp 255,883
112,731 Parker-Hannifin Corp 52,363,550
27,211 (a) Parsons Corp 1,772,797
133,782 Pentair plc 9,788,829
42,794 (a) PGT Innovations, Inc 1,763,969
445,266 (a),(b) Plug Power, Inc 1,981,434
6,237 Powell Industries, Inc 739,272
1,157 Preformed Line Products Co 141,443
58,364 Primoris Services Corp 1,914,339
20,651 (a) Proto Labs, Inc 745,295
24,588 Quanex Building Products Corp 767,637
124,631 Quanta Services, Inc 24,184,646
25,790 (a) RBC Bearings, Inc 6,925,647
147,602 (a),(b) Redwire Corp 428,046
58,146 Regal-Beloit Corp 7,760,165
112,180 (a) Resideo Technologies, Inc 1,881,259
34,968 REV Group, Inc 682,575
241,774 (a),(b) Rocket Lab USA, Inc 1,172,604
102,202 Rockwell Automation, Inc 25,885,723
1,266,044 RTX Corp 115,361,929
6,598 Rush Enterprises, Inc 311,887
44,730 Rush Enterprises, Inc (Class A) 2,008,824
134,984 Sensata Technologies Holding plc 4,882,371
198,020 (a),(b) SES AI Corp 259,406
140,450 (a) Shoals Technologies Group, Inc 1,849,727
24,827 Shyft Group, Inc 268,876
37,416 Simpson Manufacturing Co, Inc 6,771,922
40,856 (a) SiteOne Landscape Supply, Inc 6,314,295
46,027 Snap-On, Inc 13,344,608
96,167 (a) Spirit Aerosystems Holdings, Inc (Class A) 2,640,746
33,039 (a) SPX Technologies, Inc 3,325,045
8,453 Standex International Corp 1,248,170
130,458 Stanley Black & Decker, Inc 12,171,731
150,669 (a),(b) Stem, Inc 445,980
19,738 (a) Sterling Construction Co, Inc 1,482,324
58,669 (a),(b) SunPower Corp 177,767
191,646 (a) Sunrun, Inc 2,775,034
28,299 Tennant Co 2,674,821
69,107 Terex Corp 4,245,243
281,691 (a),(b) Terran Orbital Corp 233,156
13,077 Textainer Group Holdings Ltd 649,273
184,557 Textron, Inc 15,633,823
22,578 (a) Thermon Group Holdings, Inc 740,107
48,377 Timken Co 3,962,560
51,987 (a) Titan International, Inc 767,328
13,882 (a) Titan Machinery, Inc 371,066
91,243 Toro Co 8,438,153
198,609 Trane Technologies plc 50,059,398
5,151 (a) Transcat, Inc 566,816
46,529 TransDigm Group, Inc 50,841,308
100,182 (a) Trex Co, Inc 8,162,829
67,174 Trinity Industries, Inc 1,688,754
47,307 (a) Triumph Group, Inc 766,373
49,355 (a) Tutor Perini Corp 442,221
59,386 UFP Industries, Inc 6,737,342
59,094 United Rentals, Inc 36,957,388

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
11,489 (a) V2X, Inc $ 446,807
18,457 Valmont Industries, Inc 4,165,929
291,930 Vertiv Holdings Co 16,444,417
15,571 (a) Vicor Corp 586,560
205,102 (a),(b) Virgin Galactic Holdings, Inc 365,082
38,904 W.W. Grainger, Inc 34,843,979
39,430 Wabash National Corp 997,579
29,046 Watsco, Inc 11,356,405
26,804 Watts Water Technologies, Inc (Class A) 5,307,460
40,493 WESCO International, Inc 7,026,345
158,438 Westinghouse Air Brake Technologies Corp 20,845,688
168,942 (a) WillScot Mobile Mini Holdings Corp 7,990,957
55,521 Woodward Inc 7,649,128
35,235 (a),(b) Xometry, Inc 1,133,862
211,534 Xylem, Inc 23,784,883
140,071 Zurn Elkay Water Solutions Corp 4,153,105
TOTAL CAPITAL GOODS 2,633,302,029
COMMERCIAL & PROFESSIONAL SERVICES - 1 .7%
71,796 ABM Industries, Inc 2,928,559
91,019 ACCO Brands Corp 553,396
110,227 (a) ACV Auctions, Inc 1,429,644
380,551 (a) Alight, Inc 3,394,515
13,852 Aris Water Solution, Inc 120,512
42,312 (a) ASGN, Inc 3,927,400
259,768 (a),(b) Aurora Innovation, Inc 776,706
367,578 Automatic Data Processing, Inc 90,343,321
5,327 Barrett Business Services, Inc 598,062
223,464 (a),(b) BlackSky Technology, Inc 283,799
110,250 Booz Allen Hamilton Holding Corp 15,519,892
34,803 (a) BrightView Holdings, Inc 310,791
35,470 Brink's Co 2,867,395
104,604 Broadridge Financial Solutions, Inc 21,360,137
21,645 (a) CACI International, Inc (Class A) 7,440,036
41,616 (a) Casella Waste Systems, Inc (Class A) 3,551,509
43,111 (a) CBIZ, Inc 2,744,446
25,717 (a) CECO Environmental Corp 497,110
13,622 (a) Cimpress plc 1,024,647
75,068 Cintas Corp 45,383,861
387,769 (a),(b) Clarivate plc 3,466,655
44,744 (a) Clean Harbors, Inc 7,515,202
42,140 Concentrix Corp 3,744,982
132,462 (a) Conduent, Inc 476,863
761,802 (a) Copart, Inc 36,596,968
100,942 (a) CoreCivic, Inc 1,435,395
357,188 (a) CoStar Group, Inc 29,818,054
4,484 CRA International, Inc 480,864
26,157 CSG Systems International, Inc 1,315,959
30,980 Deluxe Corp 585,832
75,581 (a) Driven Brands Holdings, Inc 990,867
196,245 Dun & Bradstreet Holdings, Inc 2,274,480
16,785 Ennis, Inc 341,910
110,628 Equifax, Inc 27,030,846
132,285 (a) ExlService Holdings, Inc 4,137,875
41,992 Exponent, Inc 3,703,274
46,013 First Advantage Corp 753,233
8,190 (a) Forrester Research, Inc 208,681
9,141 (a) Franklin Covey Co 369,662
31,944 (a) FTI Consulting, Inc 6,120,790
161,326 Genpact Ltd 5,791,603
97,493 (a) GEO Group, Inc 1,084,122
61,320 (a) Harsco Corp 527,965
56,484 Healthcare Services Group 533,209

Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
14,986 Heidrick & Struggles International, Inc $ 449,130
56,093 Herman Miller, Inc 1,491,513
15,364 (a) HireRight Holdings Corp 190,514
39,729 HNI Corp 1,617,765
17,579 (a) Huron Consulting Group, Inc 1,819,954
14,225 ICF International, Inc 1,977,844
32,868 (a),(b) Innodata, Inc 340,841
30,132 Insperity, Inc 3,455,839
40,589 Interface, Inc 503,709
108,944 Jacobs Solutions, Inc 14,682,383
126,396 KBR, Inc 6,586,496
25,446 Kelly Services, Inc (Class A) 522,915
14,799 Kforce, Inc 1,011,512
44,482 Korn/Ferry International 2,609,759
82,778 (a) Legalzoom.com, Inc 853,441
115,337 Leidos Holdings, Inc 12,741,278
20,481 (a) Liquidity Services, Inc 357,393
39,935 Manpower, Inc 2,960,781
23,701 Matthews International Corp (Class A) 779,763
58,381 MAXIMUS, Inc 4,735,867
51,680 (a) Mistras Group, Inc 401,554
19,414 (a) Montrose Environmental Group, Inc 567,083
36,622 MSA Safety, Inc 6,043,729
8,091 NL Industries, Inc 42,478
11,033 (a) NV5 Global, Inc 1,157,251
99,756 (a) OPENLANE, Inc 1,404,564
290,220 Paychex, Inc 35,328,481
44,093 Paycom Software, Inc 8,388,252
131,794 Pitney Bowes, Inc 541,673
120,113 (a),(b) Planet Labs PBC 271,455
83,380 (a),(b) Quad Graphics, Inc 455,255
169,038 RB Global, Inc 10,813,361
177,963 Republic Services, Inc 30,453,029
31,570 Resources Connection, Inc 424,932
95,845 Robert Half International, Inc 7,623,511
231,850 Rollins, Inc 10,041,424
43,704 Science Applications International Corp 5,579,253
17,683 (a) SP Plus Corp 914,742
191,383 SS&C Technologies Holdings, Inc 11,678,191
72,578 Steelcase, Inc (Class A) 920,289
92,570 (a) Stericycle, Inc 4,443,360
11,647 (a),(b) Sterling Check Corp 158,865
47,995 Tetra Tech, Inc 7,591,849
166,720 TransUnion 11,535,357
31,176 (a) TriNet Group, Inc 3,544,711
27,408 (a) TrueBlue, Inc 377,682
13,566 TTEC Holdings, Inc 276,475
16,144 Unifirst Corp 2,735,116
86,222 (a) Upwork, Inc 1,182,104
190,255 Veralto Corp 14,590,656
126,762 Verisk Analytics, Inc 30,616,826
106,472 (a) Verra Mobility Corp 2,545,746
101,978 Vestis Corp 2,182,329
14,279 (a) Viad Corp 472,064
7,529 VSE Corp 467,626
354,432 Waste Management, Inc 65,793,212
7,913 (a) Willdan Group, Inc 151,455
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 685,765,666
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5 .3%
19,450 (a) 1-800-FLOWERS.COM, Inc (Class A) 202,280
25,052 Aaron's Co, Inc 257,785
47,341 (a) Abercrombie & Fitch Co (Class A) 4,824,048

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
76,801 Academy Sports & Outdoors, Inc $ 4,817,727
48,894 Advance Auto Parts, Inc 3,268,564
7,926,209 (a) Amazon.com, Inc 1,230,147,637
151,292 American Eagle Outfitters, Inc 2,998,607
4,429 (a) America's Car-Mart, Inc 269,682
88,408 Arko Corp 689,582
17,268 (a) Asbury Automotive Group, Inc 3,610,048
30,961 (a) Autonation, Inc 4,324,013
15,618 (a) Autozone, Inc 43,138,946
196,056 (a),(b) BARK, Inc 201,938
191,637 Bath & Body Works, Inc 8,175,234
169,907 Best Buy Co, Inc 12,316,558
15,493 (b) Big 5 Sporting Goods Corp 77,930
21,956 (a) Boot Barn Holdings, Inc 1,575,123
43,151 Buckle, Inc 1,604,786
16,431 Build-A-Bear Workshop, Inc 370,190
54,905 (a) Burlington Stores, Inc 10,495,091
27,131 Caleres, Inc 851,100
45,155 Camping World Holdings, Inc 1,122,102
128,771 (a) Carmax, Inc 9,165,920
34,654 (a) CarParts.com, Inc 93,219
82,603 (a),(b) Carvana Co 3,556,885
25,678 Cato Corp (Class A) 173,583
66,148 (a),(b) ContextLogic, Inc 289,067
940,476 (a) Coupang, Inc 13,166,664
44,243 (b) Designer Brands, Inc 379,163
74,785 (a) Destination XL Group, Inc 319,332
47,280 Dick's Sporting Goods, Inc 7,048,030
3,335 (b) Dillard's, Inc (Class A) 1,291,546
8,955 (a) Duluth Holdings, Inc 43,700
479,591 eBay, Inc 19,696,802
106,237 (a) Etsy, Inc 7,071,135
400,633 (a),(b) EVgo, Inc 917,450
46,886 (a) Five Below, Inc 8,414,162
89,712 (a) Floor & Decor Holdings, Inc 9,021,439
41,266 Foot Locker, Inc 1,162,051
16,268 (a) Funko, Inc 115,015
272,321 (a),(b) GameStop Corp (Class A) 3,875,128
166,065 Gap, Inc 3,103,755
10,885 (a) Genesco, Inc 302,385
123,926 Genuine Parts Co 17,378,143
12,919 Group 1 Automotive, Inc 3,359,715
113,852 (a) GrowGeneration Corp 262,998
38,855 Guess, Inc 868,021
12,079 Haverty Furniture Cos, Inc 409,478
11,946 Hibbett Sports, Inc 796,201
879,589 Home Depot, Inc 310,459,733
102,329 Kohl's Corp 2,635,995
57,525 (a) Lands' End, Inc 544,762
119,702 (a) Leslie's, Inc 803,200
25,514 Lithia Motors, Inc (Class A) 7,522,803
234,155 LKQ Corp 10,928,014
506,417 Lowe's Cos, Inc 107,785,794
239,583 Macy's, Inc 4,381,973
14,865 (a) MarineMax, Inc 416,220
24,916 Monro Muffler, Inc 793,824
14,919 Murphy USA, Inc 5,259,246
60,209 (a) National Vision Holdings, Inc 1,144,573
86,070 (b) Nordstrom, Inc 1,562,171
35,743 (a) ODP Corp 1,827,897
57,170 (a) Ollie's Bargain Outlet Holdings, Inc 4,112,238
7,506 (a),(b) OneWater Marine, Inc 189,376
52,520 (a) O'Reilly Automotive, Inc 53,730,586

Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
32,132 (a) Overstock.com, Inc $ 706,583
19,470 Penske Auto Group, Inc 2,888,764
63,078 (a) Petco Health & Wellness Co, Inc 150,756
15,358 (b) PetMed Express, Inc 95,373
32,909 Pool Corp 12,217,466
26,266 (a),(b) Revolve Group, Inc 378,493
15,040 (a) RH 3,812,339
299,011 Ross Stores, Inc 41,945,263
82,883 (a) Sally Beauty Holdings, Inc 1,021,119
22,839 (a) Savers Value Village, Inc 426,861
10,676 (b) Shoe Carnival, Inc 272,238
39,515 Signet Jewelers Ltd 3,930,952
17,467 (a) Sleep Number Corp 179,910
17,973 Sonic Automotive, Inc (Class A) 908,715
31,126 (a) Sportsman's Warehouse Holdings, Inc 119,835
107,982 (a) Stitch Fix, Inc 345,542
83,380 (a),(b) ThredUp, Inc 169,678
16,584 (a) Tilly's, Inc 121,727
1,008,209 TJX Cos, Inc 95,689,116
21,328 (a),(b) Torrid Holdings, Inc 110,053
95,996 Tractor Supply Co 21,560,702
44,859 (a) Ulta Beauty, Inc 22,521,461
62,519 Upbound Group, Inc 2,075,631
53,953 (a) Urban Outfitters, Inc 2,050,214
151,725 Valvoline, Inc 5,536,445
67,822 (a) Victoria's Secret & Co 1,766,763
64,680 (a) Warby Parker, Inc 824,670
74,009 (a) Wayfair, Inc 3,718,952
55,729 Williams-Sonoma, Inc 10,777,431
3,199 Winmark Corp 1,153,783
17,055 (a) Zumiez, Inc 292,834
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,199,488,032
CONSUMER DURABLES & APPAREL - 1 .2%
29,457 Acushnet Holdings Corp 1,865,806
393,678 (a),(b) Allbirds, Inc 377,734
48,209 (a),(b) AMMO, Inc 104,614
37,938 (a) Beazer Homes USA, Inc 1,204,531
26,444 (a) BK LC Lux Finco 2 Sarl 1,226,737
70,933 Brunswick Corp 5,722,874
107,866 (a) Callaway Golf Co 1,420,595
87,246 (a) Capri Holdings Ltd 4,252,370
31,801 Carter's, Inc 2,405,428
7,534 (a) Cavco Industries, Inc 2,500,685
32,019 Century Communities, Inc 2,776,047
17,828 Clarus Corp 105,542
30,881 Columbia Sportswear Co 2,447,628
39,614 Cricut, Inc 207,577
54,538 (a) Crocs, Inc 5,534,516
22,981 (a) Deckers Outdoor Corp 17,321,469
275,114 DR Horton, Inc 39,316,542
28,420 (a) Dream Finders Homes, Inc 934,165
17,863 Ethan Allen Interiors, Inc 520,349
139,793 (a) Garmin Ltd 16,703,866
32,892 (a) G-III Apparel Group Ltd 989,720
95,226 (a) GoPro, Inc 283,773
22,207 (a) Green Brick Partners, Inc 1,158,539
72,622 Hanesbrands, Inc 326,799
113,125 Hasbro, Inc 5,537,469
17,902 (a) Helen of Troy Ltd 2,049,779
5,395 (a) Hovnanian Enterprises, Inc 911,593
17,511 Installed Building Products, Inc 3,412,018
20,871 (a),(b) iRobot Corp 283,846

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
18,019 (a) JAKKS Pacific, Inc $ 565,076
4,498 Johnson Outdoors, Inc 201,330
72,924 KB Home 4,345,541
52,445 Kontoor Brands, Inc 3,074,326
41,872 (a) Landsea Homes Corp 527,168
28,807 (a) Latham Group, Inc 72,882
33,828 La-Z-Boy, Inc 1,177,553
166 (a) Legacy Housing Corp 3,923
99,765 Leggett & Platt, Inc 2,315,546
217,258 Lennar Corp (Class A) 32,556,111
6,572 Lennar Corp (Class B) 911,865
16,589 (a) LGI Homes, Inc 1,957,668
8,731 (a) Lovesac Co 202,210
97,825 (a) Lululemon Athletica, Inc 44,394,941
32,226 (a) M/I Homes, Inc 4,106,237
15,494 (a) Malibu Boats, Inc 646,874
6,781 Marine Products Corp 69,234
13,757 (a) MasterCraft Boat Holdings, Inc 266,473
334,950 (a) Mattel, Inc 5,992,256
43,247 MDC Holdings, Inc 2,706,397
37,616 Meritage Homes Corp 6,229,586
45,619 (a) Mohawk Industries, Inc 4,755,781
11,455 Movado Group, Inc 315,929
291,711 Newell Rubbermaid, Inc 2,427,036
1,049,651 Nike, Inc (Class B) 106,571,066
2,570 (a) NVR, Inc 18,183,495
11,713 Oxford Industries, Inc 1,111,915
245,766 (a) Peloton Interactive, Inc 1,366,459
49,830 Polaris Industries, Inc 4,482,707
184,681 Pulte Homes, Inc 19,310,245
117,697 (b) Purple Innovation, Inc 120,051
53,508 PVH Corp 6,434,872
35,835 Ralph Lauren Corp 5,148,414
5,014 Rocky Brands, Inc 140,292
111,211 (a) Skechers U.S.A., Inc (Class A) 6,944,015
45,632 (a) Skyline Champion Corp 3,124,879
39,576 Smith & Wesson Brands, Inc 516,863
10,334 (a),(b) Snap One Holdings Corp 81,639
97,889 (a) Sonos, Inc 1,525,111
59,762 Steven Madden Ltd 2,502,833
31,019 Sturm Ruger & Co, Inc 1,354,290
202,096 Tapestry, Inc 7,839,304
84,857 (a) Taylor Morrison Home Corp 4,424,444
133,539 Tempur Sealy International, Inc 6,662,261
84,307 Toll Brothers, Inc 8,375,900
29,160 (a) TopBuild Corp 10,763,831
16,458 (a) Traeger, Inc 36,043
87,328 (a) Tri Pointe Homes, Inc 3,015,436
142,219 (a) Under Armour, Inc (Class A) 1,083,709
152,950 (a) Under Armour, Inc (Class C) 1,131,830
305,186 VF Corp 5,023,362
46,617 (a) Vista Outdoor, Inc 1,308,539
52,704 (a),(b) Vizio Holding Corp 368,928
42,903 (a),(b) Vuzix Corp 71,648
44,369 Whirlpool Corp 4,859,293
60,869 Wolverine World Wide, Inc 508,865
87,376 (a) YETI Holdings, Inc 3,841,923
TOTAL CONSUMER DURABLES & APPAREL 479,959,016
CONSUMER SERVICES - 2 .3%
42,715 (a) Accel Entertainment, Inc 437,829
192,723 ADT, Inc 1,258,481
39,603 (a) Adtalem Global Education, Inc 1,999,159

Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
361,133 (a) Airbnb, Inc $ 52,053,711
203,957 Aramark 5,931,070
54,031 (a) BALLY'S CORP 608,389
2,687 (a) Biglari Holdings, Inc (B Shares) 415,598
16,236 (a) BJ's Restaurants, Inc 561,928
101,155 Bloomin' Brands, Inc 2,692,746
31,289 (a) Booking Holdings, Inc 109,745,229
29,758 (a),(b) Bowlero Corp 321,684
61,775 Boyd Gaming Corp 3,922,095
45,535 (a) Bright Horizons Family Solutions, Inc 4,473,814
33,083 (a) Brinker International, Inc 1,415,622
177,460 (a) Caesars Entertainment, Inc 7,785,170
889,487 (a) Carnival Corp 14,747,694
13,917 Carriage Services, Inc 343,889
81,467 Carrols Restaurant Group, Inc 765,790
13,595 (a),(b) Cava Group, Inc 636,246
20,269 (a) Century Casinos, Inc 70,333
31,587 (b) Cheesecake Factory 1,085,645
107,492 (a) Chegg, Inc 1,058,796
24,308 (a) Chipotle Mexican Grill, Inc (Class A) 58,552,381
27,242 Choice Hotels International, Inc 3,299,551
65,440 Churchill Downs, Inc 7,916,277
14,551 (a) Chuy's Holdings, Inc 491,969
147,520 (a) Coursera, Inc 2,823,533
17,056 (b) Cracker Barrel Old Country Store, Inc 1,319,282
104,438 Darden Restaurants, Inc 16,979,530
30,838 (a) Dave & Buster's Entertainment, Inc 1,650,758
49,845 (a) Denny's Corp 529,852
13,530 Dine Brands Global Inc. 631,174
29,862 Domino's Pizza, Inc 12,727,782
261,738 (a) DoorDash, Inc 27,273,100
361,692 (a) DraftKings, Inc 14,124,073
25,768 (a) Duolingo, Inc 4,609,637
12,211 (a) El Pollo Loco Holdings, Inc 113,074
1,317 (a),(b),(c) Empire Resorts, Inc 13
9,603 (a) European Wax Center, Inc 142,508
63,702 (a) Everi Holdings, Inc 663,138
118,826 (a) Expedia Group, Inc 17,625,461
7,261 (a),(b) First Watch Restaurant Group, Inc 155,821
63,264 (a) Frontdoor, Inc 2,072,529
67,165 (a) Full House Resorts, Inc 317,019
52,701 (a) Global Business Travel Group I 305,139
19,659 Golden Entertainment, Inc 754,512
2,812 Graham Holdings Co 2,025,765
29,625 (a) Grand Canyon Education, Inc 3,868,729
131,799 H&R Block, Inc 6,173,465
66,461 (a) Hilton Grand Vacations, Inc 2,771,424
220,115 Hilton Worldwide Holdings, Inc 42,033,160
36,903 Hyatt Hotels Corp 4,737,238
30,674 (a) Inspired Entertainment, Inc 281,587
112,880 International Game Technology plc 2,930,365
17,265 Jack in the Box, Inc 1,346,152
62,386 Krispy Kreme, Inc 829,110
4,466 (a) Kura Sushi USA, Inc 438,249
326,923 Las Vegas Sands Corp 15,993,073
151,179 Laureate Education, Inc 1,907,879
36,714 (a),(b) Life Time Group Holdings, Inc 488,296
75,566 (a) Light & Wonder, Inc 6,073,995
50,626 (a) Lindblad Expeditions Holdings, Inc 467,784
211,884 Marriott International, Inc (Class A) 50,794,951
31,047 Marriott Vacations Worldwide Corp 2,604,533
641,193 McDonald's Corp 187,690,015
277,754 MGM Resorts International 12,046,191

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
56,702 (a),(b) Mister Car Wash, Inc $ 470,627
9,593 Monarch Casino & Resort, Inc 661,245
98,040 (a) Nerdy, Inc 300,983
84,311 (a) Noodles & Co 214,150
360,855 (a),(b) Norwegian Cruise Line Holdings Ltd 6,423,219
13,723 (a) ONE Group Hospitality, Inc 60,381
39,139 (a) OneSpaWorld Holdings Ltd 533,465
24,598 Papa John's International, Inc 1,807,461
138,532 (a) Penn National Gaming, Inc 3,123,897
51,762 Perdoceo Education Corp 936,892
74,794 (a) Planet Fitness, Inc 5,068,041
36,820 (a) Portillo's, Inc 505,907
48,781 (a) Potbelly Corp 613,665
6,503 RCI Hospitality Holdings, Inc 401,625
43,399 Red Rock Resorts, Inc 2,373,057
71,691 (a) Rover Group, Inc 784,299
201,912 (a) Royal Caribbean Cruises Ltd 25,743,780
102,195 (a) Rush Street Interactive, Inc 532,436
238,986 (a) Sabre Corp 979,843
38,148 (a) SeaWorld Entertainment, Inc 1,884,511
140,293 Service Corp International 9,416,466
27,489 (a) Shake Shack, Inc 2,077,069
58,014 (a) Six Flags Entertainment Corp 1,462,533
991,543 Starbucks Corp 92,243,245
17,816 Strategic Education, Inc 1,675,773
41,244 (a) Stride, Inc 2,472,578
107,220 (a),(b) Super Group SGHC Ltd 335,599
69,949 (a) Sweetgreen, Inc 747,055
23,787 (a),(b) Target Hospitality Corp 230,020
53,249 Texas Roadhouse, Inc (Class A) 6,694,464
63,192 Travel & Leisure Co 2,554,221
55,854 (a) Udemy, Inc 759,056
32,770 Vail Resorts, Inc 7,274,940
192,997 Wendy's Co 3,682,383
28,297 Wingstop, Inc 7,954,570
82,262 (a) WW International, Inc 309,305
68,358 Wyndham Hotels & Resorts, Inc 5,327,139
91,400 Wynn Resorts Ltd 8,630,902
29,226 (a),(b) Xponential Fitness, Inc 323,240
248,145 Yum! Brands, Inc 32,132,296
TOTAL CONSUMER SERVICES 972,633,330
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .7%
335,062 Albertsons Cos, Inc 7,110,016
23,900 Andersons, Inc 1,259,769
117,079 (a) BJ's Wholesale Club Holdings, Inc 7,532,863
34,858 Casey's General Stores, Inc 9,459,067
25,883 (a) Chefs' Warehouse, Inc 823,597
390,929 Costco Wholesale Corp 271,648,743
193,885 Dollar General Corp 25,606,392
184,387 (a) Dollar Tree, Inc 24,084,630
85,229 (a) Grocery Outlet Holding Corp 2,111,975
38,586 (a) HF Foods Group, Inc 192,930
9,950 Ingles Markets, Inc (Class A) 838,287
570,187 Kroger Co 26,308,428
17,557 (a) Maplebear, Inc 429,620
10,408 Natural Grocers by Vitamin Cottage, Inc 155,599
136,613 (a) Performance Food Group Co 9,929,033
17,346 Pricesmart, Inc 1,318,643
28,101 SpartanNash Co 630,305
87,100 (a) Sprouts Farmers Market, Inc 4,387,227
451,355 Sysco Corp 36,528,160
405,520 Target Corp 56,399,722

Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL—continued
41,913 (a) United Natural Foods, Inc $ 624,923
184,514 (a) US Foods Holding Corp 8,489,489
4,530 Village Super Market (Class A) 115,198
647,654 Walgreens Boots Alliance, Inc 14,617,551
1,254,651 Walmart, Inc 207,331,078
14,813 (b) Weis Markets, Inc 899,890
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 718,833,135
ENERGY - 3 .9%
342,819 Antero Midstream Corp 4,196,105
228,903 (a) Antero Resources Corp 5,113,693
275,046 APA Corp 8,617,191
114,423 Archrock, Inc 1,869,672
37,685 Ardmore Shipping Corp 624,440
869,879 Baker Hughes Co 24,791,552
74,590 Berry Corp 500,499
162,634 (b) Borr Drilling Ltd 1,000,199
22,773 (a) Bristow Group, Inc 600,752
673,704 Cabot Oil & Gas Corp 16,761,756
58,903 Cactus, Inc 2,499,843
61,384 California Resources Corp 2,926,789
31,816 (a) Callon Petroleum Co 1,021,930
4,103 (a) Centrus Energy Corp 206,053
185,886 ChampionX Corp 5,095,135
205,556 Cheniere Energy, Inc 33,709,128
118,152 Chesapeake Energy Corp 9,110,701
1,518,380 Chevron Corp 223,854,763
40,808 Chord Energy Corp 6,274,638
57,131 (b) Civitas Resources, Inc 3,702,660
115,507 (a) Clean Energy Fuels Corp 340,746
155,208 (a) CNX Resources Corp 3,135,202
5,016 (b) Comstock Resources, Inc 39,175
1,049,558 ConocoPhillips 117,414,053
29,435 CONSOL Energy, Inc 2,784,551
38,444 Core Laboratories, Inc 606,262
37,313 (b) Crescent Energy Co 412,309
24,649 CVR Energy, Inc 831,411
64,227 Delek US Holdings, Inc 1,736,056
573,731 Devon Energy Corp 24,108,177
104,954 DHT Holdings, Inc 1,167,089
78,397 (a) Diamond Offshore Drilling, Inc 956,443
155,086 Diamondback Energy, Inc 23,842,922
28,709 (a) DMC Global, Inc 488,627
25,410 Dorian LPG Ltd 951,350
23,983 (a) Dril-Quip, Inc 481,339
75,689 DT Midstream, Inc 4,063,742
18,273 (a),(b) Empire Petroleum Corp 122,064
153,847 (a),(b) Encore Energy Corp 709,235
121,539 (a),(b) Energy Fuels, Inc 917,619
518,014 EOG Resources, Inc 58,944,813
310,899 EQT Corp 11,005,825
366,587 Equitrans Midstream Corp 3,735,522
14,387 Excelerate Energy, Inc 220,409
59,737 (a) Expro Group Holdings NV 1,051,371
3,559,911 Exxon Mobil Corp 365,994,450
30,260 FLEX LNG Ltd 906,892
15,687 (a) Forum Energy Technologies, Inc 309,191
442,305 (a),(b) Gevo, Inc 413,024
117,985 Golar LNG Ltd 2,573,253
35,517 (a) Green Plains, Inc 736,267
9,172 (a) Gulfport Energy Operating Corp 1,163,927
44,445 (a) Hallador Energy Co 379,116
795,463 Halliburton Co 28,358,256

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
111,242 (a) Helix Energy Solutions Group, Inc $ 1,045,675
78,305 Helmerich & Payne, Inc 3,152,559
246,300 Hess Corp 34,612,539
112,521 HF Sinclair Corp 6,356,311
4,935 (b) HighPeak Energy, Inc 67,363
15,540 International Seaways, Inc 833,566
1,668,637 Kinder Morgan, Inc 28,233,338
12,940 (b) Kinetik Holdings, Inc 420,809
45,147 (a),(b) KLX Energy Services Holdings, Inc 438,829
359,220 (a) Kosmos Energy Ltd 2,176,873
176,225 Liberty Energy, Inc 3,663,718
128,450 Magnolia Oil & Gas Corp 2,648,639
549,592 Marathon Oil Corp 12,558,177
336,831 Marathon Petroleum Corp 55,779,214
84,517 Matador Resources Co 4,639,138
135,186 Murphy Oil Corp 5,231,698
10,562 (a) Nabors Industries Ltd 893,334
6,549 (b) Nacco Industries, Inc (Class A) 237,598
62,441 (b) New Fortress Energy, Inc 2,074,914
114,362 (a) Newpark Resources, Inc 742,209
53,635 (a),(b) NextDecade Corp 273,002
85,964 Noble Corp plc 3,793,591
168,162 Nordic American Tankers Ltd 748,321
77,394 Northern Oil and Gas, Inc 2,592,699
353,109 NOV, Inc 6,889,157
612,663 Occidental Petroleum Corp 35,271,009
82,766 (a) Oceaneering International, Inc 1,719,877
49,464 (a) Oil States International, Inc 305,193
515,172 ONEOK, Inc 35,160,489
218,815 Ovintiv, Inc 9,282,132
70,841 (a) Par Pacific Holdings, Inc 2,592,072
273,456 Patterson-UTI Energy, Inc 3,032,627
107,116 PBF Energy, Inc 5,410,429
119,609 Peabody Energy Corp 3,193,560
323,156 Permian Resources Corp 4,356,143
394,921 Phillips 66 56,991,050
205,050 Pioneer Natural Resources Co 47,126,642
19,704 (a),(b) ProFrac Holding Corp 155,859
145,202 (a) ProPetro Holding Corp 1,228,409
209,680 Range Resources Corp 6,089,107
38,949 Ranger Energy Services, Inc 395,722
12,132 (a) Rex American Resources Corp 502,143
9,029 (b) Riley Exploration Permian, Inc 200,624
186,183 (a),(b) Ring Energy, Inc 258,794
6,852 RPC, Inc 50,088
18,387 SandRidge Energy, Inc 268,450
1,257,021 Schlumberger Ltd 61,216,923
40,019 Scorpio Tankers, Inc 2,829,343
37,559 (a) SEACOR Marine Holdings, Inc 396,623
42,420 (a) Seadrill Ltd 1,833,392
50,298 Select Water Solutions, Inc 390,815
105,783 SFL Corp Ltd 1,287,379
22,344 (a) SilverBow Resources, Inc 593,457
74,455 Sitio Royalties Corp 1,588,125
96,934 SM Energy Co 3,594,313
21,978 Solaris Oilfield Infrastructure, Inc 164,835
1,044,724 (a) Southwestern Energy Co 6,738,470
102,784 (a) Talos Energy, Inc 1,333,108
190,147 Targa Resources Corp 16,154,889
374,932 TechnipFMC plc 7,251,185
110,431 (a) Teekay Corp 992,775
17,431 Teekay Tankers Ltd 1,090,309
681,381 (a),(b) Tellurian, Inc 341,372

Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
89,720 (a) Tetra Technologies, Inc $ 375,927
4,928 Texas Pacific Land Corp 7,201,434
33,955 (a) Tidewater, Inc 2,281,436
351,294 (a),(b) Uranium Energy Corp 2,683,886
38,010 (a) US Silica Holdings, Inc 407,467
230,602 Vaalco Energy, Inc 982,365
62,702 (a) Valaris Ltd 3,879,373
296,922 Valero Energy Corp 41,242,466
42,077 (a),(b) Vertex Energy, Inc 61,432
17,969 (a) Vital Energy, Inc 787,581
19,327 Vitesse Energy, Inc 406,060
105,827 W&T Offshore, Inc 321,714
60,923 (a) Weatherford International plc 5,455,655
1,073,961 Williams Cos, Inc 37,223,488
50,146 World Fuel Services Corp 1,131,795
TOTAL ENERGY 1,619,311,269
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .6%
67,908 Acadia Realty Trust 1,158,510
90,150 Agree Realty Corp 5,373,841
57,396 Alexander & Baldwin, Inc 994,099
2,341 Alexander's, Inc 514,528
146,220 Alexandria Real Estate Equities, Inc 17,677,998
24,923 Alpine Income Property Trust, Inc 387,303
42,194 American Assets Trust, Inc 946,411
262,742 American Homes 4 Rent 9,209,107
414,096 American Tower Corp 81,017,882
229,759 Americold Realty Trust, Inc 6,318,372
139,049 Apartment Income REIT Corp 4,545,512
228,578 (a) Apartment Investment and Management Co 1,698,335
222,137 Apple Hospitality REIT, Inc 3,567,520
51,087 Armada Hoffler Properties, Inc 611,001
123,442 AvalonBay Communities, Inc 22,097,352
139,598 Boston Properties, Inc 9,283,267
32,707 Braemar Hotels & Resorts, Inc 74,572
55,932 Brandywine Realty Trust 265,118
242,399 Brixmor Property Group, Inc 5,439,434
187,485 Broadstone Net Lease, Inc 3,012,884
15,761 BRT Apartments Corp 264,785
92,462 Camden Property Trust 8,676,634
76,888 CareTrust REIT, Inc 1,608,497
20,606 CBL & Associates Properties, Inc 481,768
21,625 Centerspace 1,184,185
43,190 Chatham Lodging Trust 453,495
45,741 City Office REIT, Inc 240,140
8,117 Clipper Realty, Inc 41,072
21,137 Community Healthcare Trust, Inc 540,896
117,806 Corporate Office Properties Trust 2,775,509
115,041 Cousins Properties, Inc 2,635,589
383,958 Crown Castle, Inc 41,563,453
21,615 CTO Realty Growth, Inc 357,296
197,821 CubeSmart 8,549,824
157,600 DiamondRock Hospitality Co 1,440,464
268,176 Digital Realty Trust, Inc 37,668,001
246,911 Diversified Healthcare Trust 708,635
181,095 Douglas Emmett, Inc 2,453,837
97,623 Easterly Government Properties, Inc 1,198,810
40,446 EastGroup Properties, Inc 7,176,334
106,758 Empire State Realty Trust, Inc 1,016,336
59,303 EPR Properties 2,625,344
81,504 Equinix, Inc 67,629,574
121,517 Equity Commonwealth 2,322,190
155,258 Equity Lifestyle Properties, Inc 10,509,414

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
325,948 Equity Residential $ 19,618,810
111,554 Essential Properties Realty Trust, Inc 2,778,810
52,849 Essex Property Trust, Inc 12,328,086
182,425 Extra Space Storage, Inc 26,349,467
21,102 Farmland Partners, Inc 236,764
73,495 Federal Realty Investment Trust 7,476,646
103,143 First Industrial Realty Trust, Inc 5,313,927
99,649 Four Corners Property Trust, Inc 2,332,783
222,395 Gaming and Leisure Properties, Inc 10,152,332
40,489 Getty Realty Corp 1,119,926
37,072 Gladstone Commercial Corp 475,263
22,586 Gladstone Land Corp 319,818
54,522 Global Medical REIT, Inc 551,217
178,326 Global Net Lease, Inc 1,506,855
319,675 Healthcare Realty Trust, Inc 5,149,964
477,469 Healthpeak Properties, Inc 8,833,176
104,113 Highwoods Properties, Inc 2,391,476
606,824 Host Marriott Corp 11,663,157
171,592 Hudson Pacific Properties, Inc 1,405,338
160,640 Independence Realty Trust, Inc 2,359,802
28,462 Innovative Industrial Properties, Inc 2,653,512
51,970 InvenTrust Properties Corp 1,290,415
541,412 Invitation Homes, Inc 17,828,697
246,451 Iron Mountain, Inc 16,640,372
90,901 JBG SMITH Properties 1,454,416
85,729 Kilroy Realty Corp 3,065,669
582,732 Kimco Realty Corp 11,771,186
166,378 Kite Realty Group Trust 3,560,489
76,767 Lamar Advertising Co 8,035,970
294,002 Lexington Realty Trust 2,672,478
56,334 LTC Properties, Inc 1,755,931
209,540 Macerich Co 3,308,637
75,492 Mack-Cali Realty Corp 1,151,253
483,068 Medical Properties Trust, Inc 1,497,511
95,805 Mid-America Apartment Communities, Inc 12,107,836
36,587 National Health Investors, Inc 1,945,697
169,734 National Retail Properties, Inc 6,847,070
97,859 National Storage Affiliates Trust 3,655,034
12,391 NET Lease Office Properties 307,049
79,116 NETSTREIT Corp 1,437,538
36,056 NexPoint Diversified Real Estate Trust 248,786
17,985 NexPoint Residential Trust, Inc 549,442
213,315 Omega Healthcare Investors, Inc 6,186,135
17,267 One Liberty Properties, Inc 349,484
38,649 Orion Office REIT, Inc 198,656
132,558 Outfront Media, Inc 1,725,905
5,946 Paramount Group, Inc 28,244
261,208 Park Hotels & Resorts, Inc 3,939,017
23,540 Peakstone Realty Trust 340,859
101,003 Pebblebrook Hotel Trust 1,537,266
86,759 Phillips Edison & Co, Inc 3,011,405
226,971 Physicians Realty Trust 2,778,125
246,426 Piedmont Office Realty Trust, Inc 1,675,697
22,498 Plymouth Industrial REIT, Inc 498,106
15,321 Postal Realty Trust, Inc 216,026
64,590 PotlatchDeltic Corp 2,889,111
813,170 Prologis, Inc 103,020,507
136,205 Public Storage, Inc 38,571,894
155,244 Rayonier, Inc 4,703,893
735,468 Realty Income Corp 40,002,105
158,447 Regency Centers Corp 9,929,873
93,857 Retail Opportunity Investments Corp 1,275,517
186,446 Rexford Industrial Realty, Inc 9,805,195

Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
205,265 RLJ Lodging Trust $ 2,376,969
52,448 Ryman Hospitality Properties, Inc 5,764,035
210,350 Sabra Health Care REIT, Inc 2,806,069
42,812 Safehold, Inc 850,246
9,694 Saul Centers, Inc 370,892
94,823 SBA Communications Corp 21,227,077
150,290 Service Properties Trust 1,161,742
290,480 Simon Property Group, Inc 40,263,433
151,631 SITE Centers Corp 2,019,725
71,361 SL Green Realty Corp 3,207,677
133,255 STAG Industrial, Inc 4,922,440
27,739 (a) Star Holdings 321,495
93,397 Summit Hotel Properties, Inc 605,213
101,035 Sun Communities, Inc 12,664,737
159,255 Sunstone Hotel Investors, Inc 1,699,251
104,878 Tanger Factory Outlet Centers, Inc 2,821,218
56,986 Terreno Realty Corp 3,403,774
285,558 UDR, Inc 10,285,799
37,174 UMH Properties, Inc 561,699
112,942 Uniti Group, Inc 594,075
10,070 Universal Health Realty Income Trust 400,887
83,482 Urban Edge Properties 1,441,734
332,285 Ventas, Inc 15,414,701
905,464 VICI Properties, Inc 27,272,576
162,331 Vornado Realty Trust 4,413,780
126,786 Washington REIT 1,835,861
475,636 (d) Welltower, Inc 41,147,270
655,228 Weyerhaeuser Co 21,471,822
31,390 Whitestone REIT 405,559
184,009 WP Carey, Inc 11,401,198
92,154 Xenia Hotels & Resorts, Inc 1,228,413
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,081,508,120
FINANCIAL SERVICES - 7 .9%
8,238 AFC Gamma, Inc 96,055
36,469 Affiliated Managers Group, Inc 5,428,046
198,148 (a) Affirm Holdings, Inc 8,026,976
484,239 AGNC Investment Corp 4,590,586
11,267 Alerus Financial Corp 255,874
251,385 Ally Financial, Inc 9,220,802
12,218 (b) A-Mark Precious Metals, Inc 329,519
507,903 American Express Co 101,956,448
89,876 Ameriprise Financial, Inc 34,766,733
414,182 Annaly Capital Management, Inc 7,948,153
102,927 Apollo Commercial Real Estate Finance, Inc 1,148,665
462,352 Apollo Global Management, Inc 46,420,141
138,147 Arbor Realty Trust, Inc 1,837,355
26,410 Ares Commercial Real Estate Corp 251,159
146,765 Ares Management Corp 17,829,012
28,935 ARMOUR Residential REIT, Inc 551,212
55,250 Artisan Partners Asset Management, Inc 2,314,975
17,300 (a) AssetMark Financial Holdings, Inc 530,591
3,795 (a) Atlanticus Holdings Corp 131,649
113,462 (a) AvidXchange Holdings, Inc 1,243,544
125,233 (a),(b) Bakkt Holdings, Inc 171,569
25,565
Banco Latinoamericano de Exportaciones S.A. (Class
E) 614,838
690,159 Bank of New York Mellon Corp 38,276,218
1,610,554 (a) Berkshire Hathaway, Inc 618,033,992
244,905 BGC Group, Inc 1,729,029
131,405 BlackRock, Inc 101,748,206
132,203 Blackstone Mortgage Trust, Inc 2,609,687
629,829 Blackstone, Inc 78,382,219

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
472,035 (a) Block, Inc $ 30,686,995
407,422 Blue Owl Capital, Inc 6,331,338
36,876 Bread Financial Holdings, Inc 1,337,493
33,250 Brightsphere Investment Group, Inc 735,490
72,747 BrightSpire Capital, Inc 520,141
64,986 (a) Cannae Holdings, Inc 1,315,967
42,561 (a) Cantaloupe, Inc 289,840
337,617 Capital One Financial Corp 45,686,332
194,801 Carlyle Group, Inc 7,795,936
10,688 Cass Information Systems, Inc 461,294
91,044 Cboe Global Markets, Inc 16,738,439
1,303,772 Charles Schwab Corp 82,033,334
289,108 Chimera Investment Corp 1,387,718
71,387 Claros Mortgage Trust, Inc 838,083
317,699 CME Group, Inc 65,395,162
22,619 Cohen & Steers, Inc 1,592,830
145,541 (a) Coinbase Global, Inc 18,658,356
46,488 Compass Diversified Trust 1,026,920
202,019 Corebridge Financial, Inc 4,882,799
5,387 (a) Credit Acceptance Corp 2,914,744
2,620 Diamond Hill Investment Group, Inc 417,969
225,347 Discover Financial Services 23,778,615
21,354 (a) Donnelley Financial Solutions, Inc 1,326,511
19,484 Dynex Capital, Inc 238,484
39,095 Ellington Financial, Inc 477,350
33,565 Enact Holdings, Inc 956,267
19,960 (a) Encore Capital Group, Inc 999,597
28,542 (a) Enova International, Inc 1,553,541
317,276 Equitable Holdings, Inc 10,371,752
90,053 Essent Group Ltd 4,967,324
39,548 (a) Euronet Worldwide, Inc 3,940,958
31,406 Evercore Partners, Inc (Class A) 5,393,352
75,626 EVERTEC, Inc 3,037,140
34,739 Factset Research Systems, Inc 16,532,985
8,178 Federal Agricultural Mortgage Corp (FAMC) 1,523,480
515,096 Fidelity National Information Services, Inc 32,069,877
185,025 (a),(b) Finance Of America Cos, Inc 155,440
29,291 FirstCash Holdings, Inc 3,361,728
519,180 (a) Fiserv, Inc 73,656,067
65,715 (a) FleetCor Technologies, Inc 19,052,750
80,416 (a) Flywire Corp 1,718,490
192,308 (a) Forge Global Holdings, Inc 369,231
64,711 Franklin BSP Realty Trust, Inc 829,595
259,566 Franklin Resources, Inc 6,912,243
23,662 GCM Grosvenor, Inc 205,623
223,897 Global Payments, Inc 29,829,797
281,260 Goldman Sachs Group, Inc 108,006,653
40,822 Granite Point Mortgage Trust, Inc 229,011
39,301 (a) Green Dot Corp 354,102
40,122 Hamilton Lane, Inc 4,651,745
86,811
Hannon Armstrong Sustainable Infrastructure Capital,
Inc 2,065,234
41,860 Houlihan Lokey, Inc 5,013,991
14,780 (a) I3 Verticals, Inc 276,977
82,877 Interactive Brokers Group, Inc (Class A) 7,355,334
492,031 Intercontinental Exchange, Inc 62,650,307
23,706 (a) International Money Express, Inc 488,344
323,852 Invesco Ltd 5,126,577
31,093 Invesco Mortgage Capital, Inc 273,929
63,918 Jack Henry & Associates, Inc 10,599,522
65,488 Jackson Financial, Inc 3,278,984
106,680 Janus Henderson Group plc 3,068,117
164,215 Jefferies Financial Group, Inc 6,693,403

Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
588,379 KKR & Co, Inc $ 50,941,854
38,895 KKR Real Estate Finance Trust, Inc 476,075
89,739 Ladder Capital Corp 980,847
75,192 (a) Lazard, Inc 2,930,984
91,135 (a) LendingClub Corp 822,038
8,934 (a) LendingTree, Inc 288,926
68,899 LPL Financial Holdings, Inc 16,479,952
32,375 MarketAxess Holdings, Inc 7,300,886
420,596 (a) Marqeta, Inc 2,527,782
730,177 Mastercard, Inc (Class A) 328,017,414
13,914 Merchants Bancorp 608,598
119,851 MFA Financial, Inc 1,326,751
292,825 MGIC Investment Corp 5,809,648
44,818 Moelis & Co 2,463,645
137,980 Moody's Corp 54,093,679
1,058,170 Morgan Stanley 92,314,751
23,298 Morningstar, Inc 6,507,131
65,994 (a) Mr Cooper Group, Inc 4,445,356
68,640 MSCI, Inc (Class A) 41,089,277
304,030 Nasdaq Stock Market, Inc 17,563,813
89,103 Navient Corp 1,534,354
55,688 (a) NCR Corp ATM 1,246,854
11,253 Nelnet, Inc (Class A) 980,474
27,715 (a) NerdWallet, Inc 424,317
74,821 New York Mortgage Trust, Inc 586,597
76,344 (a) NMI Holdings, Inc 2,436,900
180,907 Northern Trust Corp 14,407,433
108,857 OneMain Holdings, Inc 5,181,593
76,300 (a) Open Lending Corp 560,042
88,465 (a),(b) OppFi, Inc 283,973
19,230 Orchid Island Capital, Inc 153,455
37,029 P10, Inc 340,667
169,691 (a) Pagseguro Digital Ltd 2,183,923
32,804 Patria Investments Ltd 468,113
342,715 (a) Payoneer Global, Inc 1,603,906
974,209 (a) PayPal Holdings, Inc 59,767,722
25,684 (a) Paysafe Ltd 382,178
24,785 PennyMac Financial Services, Inc 2,161,748
78,042 PennyMac Mortgage Investment Trust 1,119,122
25,308 Perella Weinberg Partners 297,369
13,027 Piper Jaffray Cos 2,260,054
18,416 PJT Partners, Inc 1,771,067
34,184 (a) PRA Group, Inc 778,370
50,105 (a) PROG Holdings, Inc 1,535,217
133,385 Radian Group, Inc 3,865,497
166,455 Raymond James Financial, Inc 18,340,012
207,645 Ready Capital Corp 1,945,634
89,598 Redwood Trust, Inc 601,203
5,861 Regional Management Corp 142,891
115,576 (a) Remitly Global, Inc 1,980,973
63,890 (a) Repay Holdings Corp 500,898
327,137 Rithm Capital Corp 3,500,366
647,541 (a) Robinhood Markets, Inc 6,954,590
99,543 (a) Rocket Cos, Inc 1,225,374
282,494 S&P Global, Inc 126,656,185
98,977 SEI Investments Co 6,259,305
44,800 (a) Shift4 Payments, Inc 3,217,088
216,148 SLM Corp 4,297,022
796,488 (a),(b) SoFi Technologies, Inc 6,236,501
217,064 Starwood Property Trust, Inc 4,412,911
275,967 State Street Corp 20,385,682
35,681 StepStone Group, Inc 1,193,529
97,747 Stifel Financial Corp 7,130,644

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
240,260 (a) StoneCo Ltd $ 4,130,069
18,076 (a) StoneX Group, Inc 1,188,497
360,792 Synchrony Financial 14,023,985
191,988 T Rowe Price Group, Inc 20,821,099
119,035 TFS Financial Corp 1,585,546
306,895 (a),(b) Toast, Inc 5,453,524
46,946 TPG RE Finance Trust, Inc 285,901
51,595 TPG, Inc 2,147,900
96,462 Tradeweb Markets, Inc 9,201,510
59,490 Two Harbors Investment Corp 741,245
62,035 (a),(b) Upstart Holdings, Inc 1,970,232
73,381 (b) UWM Holdings Corp 491,653
13,156 Victory Capital Holdings, Inc 443,752
80,736 Virtu Financial, Inc 1,355,557
5,596 Virtus Investment Partners, Inc 1,321,272
1,402,889 Visa, Inc (Class A) 383,353,448
82,007 Voya Financial, Inc 5,934,847
33,610 Walker & Dunlop, Inc 3,246,390
19,463 Waterstone Financial, Inc 258,858
300,683 Western Union Co 3,779,585
35,095 (a) WEX, Inc 7,173,067
100,313 WisdomTree, Inc 679,119
3,291 (a) World Acceptance Corp 432,141
287,738 XP, Inc 7,072,600
TOTAL FINANCIAL SERVICES 3,276,273,817
FOOD, BEVERAGE & TOBACCO - 2 .6%
1,547,138 Altria Group, Inc 62,071,177
476,349 Archer-Daniels-Midland Co 26,475,477
56,824 (b) B&G Foods, Inc (Class A) 571,649
66,503 (a),(b) Beyond Meat, Inc 440,250
9,546 (a) Boston Beer Co, Inc (Class A) 3,334,131
38,202 Brown-Forman Corp (Class A) 2,153,447
157,376 Brown-Forman Corp (Class B) 8,639,942
126,578 (a) Bunge Global S.A. 11,150,256
14,278 Calavo Growers, Inc 372,513
29,761 Cal-Maine Foods, Inc 1,649,355
185,170 Campbell Soup Co 8,264,137
124,812 (a) Celsius Holdings, Inc 6,228,119
3,422,298 Coca-Cola Co 203,592,508
3,853 Coca-Cola Consolidated Inc 3,318,936
456,707 ConAgra Brands, Inc 13,313,009
139,974 Constellation Brands, Inc (Class A) 34,304,828
137,434 (a) Darling International, Inc 5,950,892
52,252 Dole plc 589,925
34,349 (a) Duckhorn Portfolio, Inc 296,432
178,075 Flowers Foods, Inc 4,060,110
34,730 Fresh Del Monte Produce, Inc 853,663
42,751 (a) Freshpet, Inc 3,680,861
533,514 General Mills, Inc 34,630,394
68,087 (a) Hain Celestial Group, Inc 729,212
130,868 Hershey Co 25,328,193
263,487 Hormel Foods Corp 8,002,100
56,918 Ingredion, Inc 6,122,669
11,507 J&J Snack Foods Corp 1,832,260
95,242 J.M. Smucker Co 12,529,085
7,322 John B Sanfilippo & Son, Inc 784,406
230,590 Kellogg Co 12,627,108
828,548 Keurig Dr Pepper, Inc 26,049,549
701,029 Kraft Heinz Co 26,029,207
126,597 Lamb Weston Holdings, Inc 12,968,597
14,847 Lancaster Colony Corp 2,728,582
25,397 (b) Limoneira Co 460,702

Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
217,351 McCormick & Co, Inc $ 14,814,644
12,426 MGP Ingredients, Inc 1,055,589
27,002 (a) Mission Produce, Inc 269,750
153,679 Molson Coors Brewing Co (Class B) 9,495,825
1,188,002 Mondelez International, Inc 89,420,911
656,202 (a) Monster Beverage Corp 36,104,234
21,109 (a) National Beverage Corp 976,080
1,215,766 PepsiCo, Inc 204,893,044
1,366,472 Philip Morris International, Inc 124,143,981
41,744 (a) Pilgrim's Pride Corp 1,134,184
43,090 (a) Post Holdings, Inc 4,001,768
118,935 Primo Water Corp 1,734,072
234 Seaboard Corp 843,102
4,078 (a) Seneca Foods Corp 217,684
74,009 (a) Simply Good Foods Co 2,797,540
12,530 (a) Sovos Brands, Inc 276,287
75,640 (a) SunOpta, Inc 450,058
45,643 (a) TreeHouse Foods, Inc 1,921,570
10,372 Turning Point Brands, Inc 251,936
240,203 Tyson Foods, Inc (Class A) 13,153,516
38,821 Universal Corp 2,249,677
42,921 Utz Brands, Inc 759,702
153,958 Vector Group Ltd 1,611,940
27,741 (a) Vita Coco Co, Inc 546,220
17,927 (a) Vital Farms, Inc 257,790
34,783 (a),(b) Westrock Coffee Co 360,352
57,647 WK Kellogg Co 748,835
TOTAL FOOD, BEVERAGE & TOBACCO 1,086,623,972
HEALTH CARE EQUIPMENT & SERVICES - 5 .3%
133,195 (a),(b) 23andMe Holding Co 97,379
1,519,080 Abbott Laboratories 171,883,902
84,411 (a) Acadia Healthcare Co, Inc 6,933,520
85,064 (a) Accolade, Inc 962,924
100,756 (a) Accuray, Inc 260,958
55,713 (a) AdaptHealth Corp 402,248
23,591 (a) Addus HomeCare Corp 2,042,981
27,451 (a) Agiliti, Inc 194,628
237,651 (a),(b) agilon health, Inc 1,399,764
13,730 (a),(b) AirSculpt Technologies, Inc 99,680
68,375 (a) Align Technology, Inc 18,278,005
66,096 (a) Alignment Healthcare, Inc 442,843
51,158 (a) Alphatec Holdings, Inc 823,132
23,242 (a) Amedisys, Inc 2,191,023
206,241 (a) American Well Corp 216,553
138,264 AmerisourceBergen Corp 32,171,268
34,740 (a) AMN Healthcare Services, Inc 2,571,107
26,981 (a) Angiodynamics, Inc 159,188
31,254 (a) Apollo Medical Holdings, Inc 1,086,076
32,847 (a) AtriCure, Inc 1,118,769
1,088 Atrion Corp 369,920
35,972 (a) Avanos Medical, Inc 690,303
158,703 (a) Aveanna Healthcare Holdings, Inc 365,017
27,811 (a) Axogen, Inc 268,932
46,100 (a) Axonics, Inc 3,129,268
459,358 Baxter International, Inc 17,772,561
256,867 Becton Dickinson & Co 61,342,408
64,621 (a),(b) Beyond Air, Inc 108,563
1,276,507 (a) Boston Scientific Corp 80,751,833
182,415 (a) Brookdale Senior Living, Inc 997,810
135,332 (a),(b) Butterfly Network, Inc 121,948
221,501 Cardinal Health, Inc 24,185,694
15,535 (a) Castle Biosciences, Inc 358,548

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
462,434 (a) Centene Corp $ 34,825,905
101,278 (a) Certara, Inc 1,636,652
124,755 (a) Cerus Corp 225,807
13,534 Chemed Corp 8,022,820
256,829 Cigna Group 77,292,688
20,302 (a) Computer Programs & Systems, Inc 205,659
22,557 Conmed Corp 2,156,449
43,746 Cooper Cos, Inc 16,318,570
7,447 (a) Corvel Corp 1,752,577
36,466 (a) Cross Country Healthcare, Inc 774,902
28,142 (a) CryoLife, Inc 470,534
26,756 (a),(b) CVRx, Inc 672,111
1,127,093 CVS Health Corp 83,821,906
45,269 (a) DaVita, Inc 4,896,295
19,366 (a) Definitive Healthcare Corp 164,611
193,911 Dentsply Sirona, Inc 6,738,407
343,932 (a) DexCom, Inc 41,736,148
62,348 (a) DocGo, Inc 230,688
106,732 (a) Doximity, Inc 2,876,427
537,620 (a) Edwards Lifesciences Corp 42,187,041
208,043 Elevance Health, Inc 102,656,738
55,794 Embecta Corp 956,309
89,300 Encompass Health Corp 6,343,872
36,675 (a) Enhabit, Inc 370,051
34,689 (a) Enovis Corp 2,036,244
45,165 Ensign Group, Inc 5,113,581
136,895 (a) Envista Holdings Corp 3,217,033
92,363 (a) Evolent Health, Inc 2,716,396
99,142 (a),(b) Figs, Inc 571,058
15,836 (a) Fulgent Genetics, Inc 389,407
333,798 GE HealthCare Technologies, Inc 24,487,421
43,328 (a) Glaukos Corp 3,857,492
93,228 (a) Globus Medical, Inc 4,921,506
100,347 (a) Guardant Health, Inc 2,200,610
41,751 (a) Haemonetics Corp 3,192,281
175,577 HCA, Inc 53,533,427
38,567 (a) Health Catalyst, Inc 376,800
77,387 (a) HealthEquity, Inc 5,848,909
19,996 HealthStream, Inc 532,294
122,435 (a) Henry Schein, Inc 9,163,035
95,038 (a) Hims & Hers Health, Inc 815,426
204,112 (a) Hologic, Inc 15,194,097
111,794 Humana, Inc 42,264,840
21,074 (a) ICU Medical, Inc 1,928,903
71,881 (a) IDEXX Laboratories, Inc 37,024,465
51,855 (a) Inari Medical, Inc 2,953,142
39,216 (a),(b) InfuSystem Holdings, Inc 361,964
64,563 (a) Inmode Ltd 1,529,497
20,735 (a),(b) Innovage Holding Corp 109,688
13,893 (a) Inogen, Inc 98,849
26,630 (a) Inspire Medical Systems, Inc 5,615,468
61,135 (a) Insulet Corp 11,668,837
29,128 (a) Integer Holdings Corp 2,951,249
87,550 (a) Integra LifeSciences Holdings Corp 3,515,133
307,680 (a) Intuitive Surgical, Inc 116,370,730
12,831 iRadimed Corp 531,332
24,799 (a) iRhythm Technologies, Inc 2,970,424
10,108 (a) Joint Corp 98,654
75,830 Laboratory Corp of America Holdings 16,857,009
60,306 (a) Lantheus Holdings, Inc 3,131,691
16,045 LeMaitre Vascular, Inc 931,252
98,206 (a),(b) LifeStance Health Group, Inc 587,272
48,529 (a) LivaNova plc 2,362,392

Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
39,912 (a) Masimo Corp $ 5,146,253
118,193 McKesson Corp 59,083,499
1,168,806 Medtronic plc 102,317,277
59,903 (a) Merit Medical Systems, Inc 4,690,405
9,311 (a) ModivCare, Inc 370,298
51,502 (a) Molina Healthcare, Inc 18,357,373
340,099 (a) Multiplan Corp 343,500
32,656 (a),(b) Nano-X Imaging Ltd 177,649
9,670 National Healthcare Corp 899,697
13,196 National Research Corp 519,922
180,245 (a) Neogen Corp 2,793,798
100,310 (a) NeoGenomics, Inc 1,489,604
25,545 (a) Nevro Corp 423,025
91,637 (a) Novocure Ltd 1,275,587
36,495 (a) Omnicell, Inc 1,174,044
299,751 (a),(b) Opko Health, Inc 305,746
12,320 (a) OptimizeRx Corp 173,958
150,265 (a) Option Care Health, Inc 4,694,279
54,102 (a) OraSure Technologies, Inc 398,732
24,415 (a) Orthofix Medical, Inc 339,124
10,294 (a) OrthoPediatrics Corp 268,879
33,381 (a) Outset Medical, Inc 101,478
54,182 (a) Owens & Minor, Inc 1,067,927
95,239 (a) P3 Health Partners, Inc 115,239
35,588 (a) Paragon 28, Inc 451,256
65,175 Patterson Cos, Inc 1,946,126
61,546 (a) Pediatrix Medical Group, Inc 576,071
31,176 (a) Pennant Group, Inc 467,952
30,855 (a) Penumbra, Inc 7,781,322
17,969 (a) PetIQ, Inc 322,903
34,961 (a) Phreesia, Inc 890,806
132,347 Premier, Inc 2,861,342
113,231 (a) Privia Health Group, Inc 2,282,737
31,282 (a) PROCEPT BioRobotics Corp 1,448,357
57,755 (a) Progyny, Inc 2,199,888
133,733 (a) Project Roadrunner Parent, Inc 1,369,426
18,481 (a) Pulmonx Corp 245,428
98,526 Quest Diagnostics, Inc 12,653,694
46,743 (a) QuidelOrtho Corp 3,202,363
72,993 (a) Quipt Home Medical Corp 343,067
65,204 (a) RadNet, Inc 2,410,592
128,377 Resmed, Inc 24,417,305
24,262 (a) RxSight, Inc 1,104,164
46,518 (a) Schrodinger, Inc 1,230,401
84,676 Select Medical Holdings Corp 2,200,729
15,510 (a) Semler Scientific, Inc 686,938
382,587 (a) Sharecare, Inc 432,323
31,551 (a) Shockwave Medical, Inc 7,138,414
23,620 (a) SI-BONE, Inc 477,360
43,444 (a) Silk Road Medical, Inc 657,308
17,254 (b) Simulations Plus, Inc 653,927
48,121 (a) STAAR Surgical Co 1,347,869
84,137 STERIS plc 18,421,796
313,959 Stryker Corp 105,326,965
61,036 (a) Surgery Partners, Inc 1,873,195
12,089 (a) SurModics, Inc 425,654
16,050 (a) Tactile Systems Technology, Inc 243,479
67,537 (a) Tandem Diabetes Care, Inc 1,539,844
124,576 (a) Teladoc Health, Inc 2,420,512
40,335 Teleflex, Inc 9,794,548
96,496 (a) Tenet Healthcare Corp 7,984,079
28,749 (a) TransMedics Group, Inc 2,465,802
39,187 (a) Treace Medical Concepts, Inc 528,241

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
7,098 (a) UFP Technologies, Inc $ 1,196,084
817,164 UnitedHealth Group, Inc 418,175,505
50,337 Universal Health Services, Inc (Class B) 7,994,019
10,256 US Physical Therapy, Inc 946,219
1,493 Utah Medical Products, Inc 118,261
27,524 (a) Varex Imaging Corp 530,387
129,531 (a) Veeva Systems, Inc 26,866,025
102,545 (a) Veradigm, Inc 936,236
43,337 (a) Viemed Healthcare, Inc 351,896
186,832 Zimmer Biomet Holdings, Inc 23,466,099
33,278 (a) Zimvie, Inc 581,699
18,221 (a),(b) Zynex, Inc 215,737
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,183,891,371
HOUSEHOLD & PERSONAL PRODUCTS - 1 .3%
123,209 (a) BellRing Brands, Inc 6,809,761
8,367 (a),(b) Central Garden & Pet Co 392,412
30,727 (a) Central Garden and Pet Co (Class A) 1,268,411
218,567 Church & Dwight Co, Inc 21,823,915
107,931 Clorox Co 15,676,978
714,426 Colgate-Palmolive Co 60,154,669
361,993 (a) Coty, Inc 4,372,875
41,696 Edgewell Personal Care Co 1,544,837
49,283 (a) elf Beauty, Inc 7,862,117
47,539 Energizer Holdings, Inc 1,503,183
203,943 Estee Lauder Cos (Class A) 26,918,437
79,731 (a) Herbalife Ltd 960,759
13,468 Inter Parfums, Inc 1,874,072
1,507,567 Kenvue, Inc 31,297,091
291,516 Kimberly-Clark Corp 35,264,690
8,543 (b) Medifast, Inc 466,875
9,397 (a) Nature's Sunshine Products, Inc 163,602
89,497 Nu Skin Enterprises, Inc (Class A) 1,661,064
18,572 Oil-Dri Corp of America 1,206,437
96,295 (a) Olaplex Holdings, Inc 216,664
2,069,427 Procter & Gamble Co 325,189,759
79,915 Reynolds Consumer Products, Inc 2,171,291
32,523 Spectrum Brands Holdings, Inc 2,556,958
9,434 (a) USANA Health Sciences, Inc 441,700
10,397 WD-40 Co 2,692,615
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 554,491,172
INSURANCE - 2 .3%
518,653 Aflac, Inc 43,743,194
229,795 Allstate Corp 35,675,674
53,101 (a) AMBAC Financial Group, Inc 862,891
62,680 American Equity Investment Life Holding Co 3,460,563
65,517 American Financial Group, Inc 7,888,247
631,341 American International Group, Inc 43,884,513
14,885 Amerisafe, Inc 741,868
174,998 Aon plc 52,224,653
312,147 (a) Arch Capital Group Ltd 25,730,277
43,360 Assurant, Inc 7,282,312
53,340 Assured Guaranty Ltd 4,327,474
52,429 Axis Capital Holdings Ltd 3,120,574
61,731 (a) Brighthouse Financial, Inc 3,195,814
217,381 Brown & Brown, Inc 16,860,070
76,674 (a) BRP Group, Inc 1,720,565
358,289 Chubb Ltd 87,780,805
129,513 Cincinnati Financial Corp 14,350,040
24,499 CNA Financial Corp 1,079,671
96,172 CNO Financial Group, Inc 2,613,955
545 Crawford & Co 6,616
3,527 Donegal Group, Inc (Class A) 52,940

Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
62,690 (a) eHealth, Inc $ 426,292
20,967 Employers Holdings, Inc 874,743
9,371 (a) Enstar Group Ltd 2,501,026
37,734 Everest Re Group Ltd 14,526,458
15,656 F&G Annuities & Life, Inc 702,015
230,229 Fidelity National Financial, Inc 11,518,357
98,532 First American Financial Corp 5,946,406
189,407 Gallagher (Arthur J.) & Co 43,972,729
548,402 (a) Genworth Financial, Inc (Class A) 3,383,640
68,411 Globe Life, Inc 8,402,239
27,359 (a) Goosehead Insurance, Inc 2,112,115
24,981 (a) Greenlight Capital Re Ltd (Class A) 285,033
29,706 Hanover Insurance Group, Inc 3,921,489
249,085 Hartford Financial Services Group, Inc 21,660,432
4,312 (b) HCI Group, Inc 386,657
57,150 Horace Mann Educators Corp 2,104,835
738 Investors Title Co 123,431
36,673 James River Group Holdings Ltd 350,961
47,055 Kemper Corp 2,823,300
18,754 Kinsale Capital Group, Inc 7,456,028
44,494 (a),(b) Lemonade, Inc 703,895
117,398 Lincoln National Corp 3,222,575
155,695 Loews Corp 11,343,938
11,823 (a) Markel Corp 17,704,115
435,848 Marsh & McLennan Cos, Inc 84,484,776
53,327 (b) MBIA, Inc 324,228
21,627 Mercury General Corp 866,161
557,354 Metlife, Inc 38,635,779
1,802 National Western Life Group, Inc 872,168
5,548 (a) NI Holdings, Inc 74,121
205,791 Old Republic International Corp 5,770,380
151,667 (a) Oscar Health, Inc 1,898,871
19,410 (a) Palomar Holdings, Inc 1,162,077
29,473 Primerica, Inc 6,901,398
202,011 Principal Financial Group 15,979,070
42,244 ProAssurance Corp 568,604
513,532 Progressive Corp 91,537,079
315,043 Prudential Financial, Inc 33,057,462
57,218 Reinsurance Group of America, Inc (Class A) 9,949,638
45,821 RenaissanceRe Holdings Ltd 10,485,219
39,552 RLI Corp 5,393,706
75,489 (a) Ryan Specialty Holdings, Inc 3,270,184
12,520 Safety Insurance Group, Inc 1,043,041
56,689 Selective Insurance Group, Inc 5,944,409
86,670 (a) SiriusPoint Ltd 1,022,706
20,595 (a) Skyward Specialty Insurance Group, Inc 640,505
19,531 Stewart Information Services Corp 1,204,281
13,676 Tiptree, Inc 258,887
200,061 Travelers Cos, Inc 42,284,893
51,436 (a),(b) Trupanion, Inc 1,399,059
12,454 United Fire Group, Inc 279,094
86,394 (a) United Insurance Holdings Corp 999,579
21,860 Universal Insurance Holdings, Inc 363,313
175,445 Unum Group 8,481,011
173,562 W.R. Berkley Corp 14,211,257
2,176 White Mountains Insurance Group Ltd 3,429,311
92,594 Willis Towers Watson plc 22,805,902
TOTAL INSURANCE 938,653,594
MATERIALS - 2 .6%
117,043 (a),(b) 5E Advanced Materials, Inc 166,201
20,558 AdvanSix, Inc 521,762
195,290 Air Products & Chemicals, Inc 49,937,606

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
101,519 Albemarle Corp $ 11,648,290
143,228 Alcoa Corp 4,261,033
121,178 (a) Allegheny Technologies, Inc 4,952,545
9,873 Alpha Metallurgical Resources, Inc 3,941,696
1,341,949 Amcor plc 12,654,579
21,560 American Vanguard Corp 235,435
58,735 Aptargroup, Inc 7,628,502
895,747 (a),(b) Arcadium Lithium plc 4,380,203
18,418 Arch Resources, Inc 3,259,249
126,036 (b) Ardagh Metal Packaging S.A. 465,073
42,481 Ashland, Inc 3,977,071
62,214 (a) Aspen Aerogels, Inc 698,663
69,345 Avery Dennison Corp 13,830,860
70,844 Avient Corp 2,565,261
172,888 (a) Axalta Coating Systems Ltd 5,605,029
32,189 Balchem Corp 4,511,610
261,774 Ball Corp 14,515,368
101,421 Berry Global Group, Inc 6,639,019
47,966 Cabot Corp 3,458,349
29,630 (b) Caledonia Mining Corp plc 317,337
35,519 Carpenter Technology Corp 2,187,615
89,864 Celanese Corp (Series A) 13,146,205
44,567 (a) Century Aluminum Co 496,922
171,056 CF Industries Holdings, Inc 12,916,439
122,499 Chemours Co 3,695,795
12,528 (a) Clearwater Paper Corp 413,048
455,953 (a) Cleveland-Cliffs, Inc 9,141,858
185,110 (a) Coeur Mining, Inc 497,946
116,251 Commercial Metals Co 6,070,627
26,808 Compass Minerals International, Inc 602,912
123,107 (a) Constellium SE 2,308,256
623,192 Corteva, Inc 28,342,772
95,240 Crown Holdings, Inc 8,428,740
132,891 (a) Dakota Gold Corp 279,071
214,737 (a),(b) Danimer Scientific, Inc 137,002
619,413 Dow, Inc 33,200,537
408,991 DuPont de Nemours, Inc 25,275,644
30,583 Eagle Materials, Inc 6,920,321
100,895 Eastman Chemical Co 8,429,777
213,347 Ecolab, Inc 42,289,642
155,720 (a) Ecovyst, Inc 1,441,967
181,420 Element Solutions, Inc 4,032,967
109,761 FMC Corp 6,168,568
1,280,506 Freeport-McMoRan, Inc (Class B) 50,823,283
23,566 FutureFuel Corp 134,326
1,342,373 (a),(b) Ginkgo Bioworks Holdings, Inc 1,624,271
171,982 (a),(b) Glatfelter Corp 249,374
278,912 Graphic Packaging Holding Co 7,115,045
20,180 Greif, Inc (Class A) 1,263,470
5,616 Greif, Inc (Class B) 352,123
46,815 H.B. Fuller Co 3,547,173
14,458 Hawkins, Inc 962,469
7,087 Haynes International, Inc 394,533
557,591 Hecla Mining Co 2,124,422
158,395 Huntsman Corp 3,887,013
183,487 (a),(b) i-80 Gold Corp 293,579
29,963 (a) Ingevity Corp 1,305,188
19,888 Innospec, Inc 2,309,196
215,328 International Flavors & Fragrances, Inc 17,372,663
299,276 International Paper Co 10,723,059
7,140 (a) Intrepid Potash, Inc 131,376
37,532 (a),(b) Ivanhoe Electric, Inc 313,767
11,630 Kaiser Aluminum Corp 754,787

Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
49,319 (a) Knife River Corp $ 3,229,901
14,468 Koppers Holdings, Inc 739,894
29,170 Kronos Worldwide, Inc 271,573
426,572 Linde plc 172,689,143
53,366 Louisiana-Pacific Corp 3,551,507
91,950 (a) LSB Industries, Inc 684,108
223,395 LyondellBasell Industries NV 21,025,937
54,097 Martin Marietta Materials, Inc 27,503,997
17,661 Materion Corp 2,065,807
28,271 Minerals Technologies, Inc 1,847,510
299,071 Mosaic Co 9,184,470
100,937 (a),(b) MP Materials Corp 1,595,814
25,893 Myers Industries, Inc 485,494
5,385 NewMarket Corp 3,003,807
1,018,452 Newmont Goldcorp Corp 35,146,779
175,621 (a) Novagold Resources, Inc 449,590
220,976 Nucor Corp 41,307,044
123,701 (a) O-I Glass, Inc 1,801,087
111,865 Olin Corp 5,824,811
12,612 Olympic Steel, Inc 852,319
83,951 (a),(b) Origin Materials, Inc 49,531
41,831 Orion S.A. 937,014
78,609 Packaging Corp of America 13,039,661
29,712 Pactiv Evergreen, Inc 433,795
94,769 (a) Perimeter Solutions S.A. 449,205
13,423 (a),(b) Piedmont Lithium, Inc 205,103
209,423 PPG Industries, Inc 29,537,020
10,040 Quaker Chemical Corp 1,906,998
18,601 (b) Ramaco Resources, Inc 351,187
3,719 Ramaco Resources, Inc 46,934
26,216 (a) Ranpak Holdings Corp 108,010
45,189 (a) Rayonier Advanced Materials, Inc 196,120
48,740 Reliance Steel & Aluminum Co 13,911,371
55,206 Royal Gold, Inc 6,315,014
115,315 RPM International, Inc 12,299,498
19,086 Ryerson Holding Corp 655,032
19,139 Schnitzer Steel Industries, Inc (Class A) 503,930
43,911 Schweitzer-Mauduit International, Inc 528,249
53,045 Scotts Miracle-Gro Co (Class A) 2,984,312
138,369 Sealed Air Corp 4,780,649
45,956 Sensient Technologies Corp 2,850,651
209,134 Sherwin-Williams Co 63,656,207
84,315 Silgan Holdings, Inc 3,873,431
87,326 Sonoco Products Co 4,968,849
77,837 Southern Copper Corp 6,390,418
135,267 SSR Mining, Inc 1,275,568
141,158 Steel Dynamics, Inc 17,036,359
25,522 Stepan Co 2,278,349
89,404 (a) Summit Materials, Inc 3,234,637
62,507 SunCoke Energy, Inc 640,697
27,538 Sylvamo Corp 1,278,589
33,322 (a) TimkenSteel Corp 684,767
19,788 Tredegar Corp 93,597
32,674 Trimas Corp 806,394
29,516 Trinseo plc 177,981
75,937 Tronox Holdings plc 1,047,171
807 United States Lime & Minerals, Inc 208,747
182,234 United States Steel Corp 8,568,643
6,593 (b) Valhi, Inc 91,445
119,188 Vulcan Materials Co 26,937,680
50,615 Warrior Met Coal, Inc 3,247,965
24,539 Westlake Chemical Corp 3,394,971
224,893 Westrock Co 9,054,192

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
25,062 Worthington Industries, Inc $ 1,429,536
25,062 (a) Worthington Steel, Inc 750,607
TOTAL MATERIALS 1,068,753,165
MEDIA & ENTERTAINMENT - 7 .3%
80,989 (a) Advantage Solutions, Inc 326,386
4,415,587 (a) Alphabet, Inc 626,130,237
5,227,788 (a) Alphabet, Inc (Class A) 732,413,099
6,385 (a) AMC Entertainment Holdings, Inc 25,859
23,685 (a) AMC Networks, Inc 428,462
6,134 (a) Atlanta Braves Holdings, Inc 264,191
36,516 (a) Atlanta Braves Holdings, Inc 1,471,960
12,671 (a) Boston Omaha Corp 196,274
116,459 (a) Bumble, Inc 1,597,817
4,644 Cable One, Inc 2,549,231
72,900 (a) Cargurus, Inc 1,694,196
50,674 (a) Cars.com, Inc 883,248
88,122 (a) Charter Communications, Inc 32,667,707
82,557 (a) Cinemark Holdings, Inc 1,141,763
499,375 (a) Clear Channel Outdoor Holdings, Inc 858,925
3,513,600 Comcast Corp (Class A) 163,522,944
455 (a) Daily Journal Corp 146,201
101,782 (a) DHI Group, Inc 233,081
237,028 Electronic Arts, Inc 32,610,312
40,007 Entravision Communications Corp (Class A) 161,228
54,751 (a) Eventbrite, Inc 458,266
14,208 (a) EverQuote, Inc 179,447
40,458 (a) EW Scripps Co (Class A) 322,450
244,648 Fox Corp (Class A) 7,902,130
116,246 Fox Corp (Class B) 3,488,542
245,139 (a),(b) fuboTV, Inc 610,396
99,963 (a) Gannett Co, Inc 246,909
72,633 Gray Television, Inc 693,645
57,550 (a) IAC, Inc 2,889,585
37,647 (a) IMAX Corp 525,929
25,095 (a) Integral Ad Science Holding Corp 365,132
340,395 Interpublic Group of Cos, Inc 11,229,631
54,238 John Wiley & Sons, Inc (Class A) 1,835,414
100,537 (a) Liberty Broadband Corp 7,887,128
18,787 (a) Liberty Broadband Corp (Class A) 1,462,004
18,107 (a) Liberty Media Corp-Liberty Formula One (Class A) 1,106,157
172,671 (a) Liberty Media Corp-Liberty Formula One (Class C) 11,612,125
20,078 (a) Liberty Media Corp-Liberty Live (Class A) 739,473
42,962 (a) Liberty Media Corp-Liberty Live (Class C) 1,601,194
142,289 (a) Liberty Media Corp-Liberty SiriusXM 4,319,894
77,217 (a) Liberty Media Corp-Liberty SiriusXM (Class A) 2,346,625
44,591 (a),(b) Lions Gate Entertainment Corp (Class A) 465,084
114,064 (a) Lions Gate Entertainment Corp (Class B) 1,106,421
139,050 (a) Live Nation, Inc 12,354,592
35,049 (a) Madison Square Garden Entertainment Corp 1,168,534
18,866 (a) Madison Square Garden Sports Corp 3,492,097
93,497 (a) Magnite, Inc 827,448
24,627 (b) Marcus Corp 334,435
234,733 (a) Match Group, Inc 9,009,052
12,782 (a) MediaAlpha, Inc 162,970
1,945,927 (a) Meta Platforms, Inc 759,183,960
380,580 (a) NetFlix, Inc 214,688,984
153,857 New York Times Co (Class A) 7,471,296
293,922 News Corp (Class A) 7,242,238
95,168 News Corp (Class B) 2,433,446
29,527 Nexstar Media Group, Inc 5,247,243
172,073 Omnicom Group, Inc 15,551,958
5,903 (b) Paramount Global (Class A) 137,717

Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
484,703 Paramount Global (Class B) $ 7,071,817
501,615 (a) Pinterest, Inc 18,795,514
61,226 (a) Playstudios, Inc 134,697
37,469 (a) Playtika Holding Corp 270,526
32,246 (a) PubMatic, Inc 489,494
41,070 (a) QuinStreet, Inc 520,357
397,892 (a) ROBLOX Corp 15,442,188
113,610 (a) Roku, Inc 10,004,497
22,422 Scholastic Corp 861,902
17,136 Shutterstock, Inc 804,878
37,146 Sinclair, Inc 583,192
628,669 (b) Sirius XM Holdings, Inc 3,199,925
19,376 (a) Sphere Entertainment Co 685,523
126,474 (a) Spotify Technology S.A. 27,236,176
46,094 (a) Stagwell, Inc 300,533
144,314 (a) Take-Two Interactive Software, Inc 23,801,708
19,150 (a) TechTarget, Inc 654,355
212,771 TEGNA, Inc 3,317,100
19,655 (a) Thryv Holdings, Inc 401,748
55,668 TKO Group Holdings, Inc 4,658,855
117,635 (a) TripAdvisor, Inc 2,540,916
85,679 (a) TrueCar, Inc 303,304
106,282 (a) Vimeo, Inc 421,939
1,615,994 Walt Disney Co 155,216,224
1,942,316 (a) Warner Bros Discovery, Inc 19,462,006
39,638 (a) WideOpenWest, Inc 147,057
56,188 (a) Yelp, Inc 2,457,101
39,402 (a) Ziff Davis, Inc 2,655,695
61,686 (a) ZipRecruiter, Inc 858,669
267,681 (a) ZoomInfo Technologies, Inc 4,293,603
TOTAL MEDIA & ENTERTAINMENT 3,009,614,171
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .4%
83,340 (a) 10X Genomics, Inc 3,472,778
16,011 (a),(b) 2seventy bio, Inc 82,297
30,824 (a) 4D Molecular Therapeutics, Inc 531,714
53,283 (a) 89bio, Inc 527,502
1,552,205 AbbVie, Inc 255,182,502
88,298 (a) Acadia Pharmaceuticals, Inc 2,287,801
44,287 (a) Aclaris Therapeutics, Inc 51,373
50,315 (a),(b) Actinium Pharmaceuticals, Inc 270,695
118,561 (a) Adaptive Biotechnologies Corp 435,119
107,838 (a),(b) Adicet Bio, Inc 322,436
144,109 (a) ADMA Biologics, Inc 747,926
23,668 (a) Aerovate Therapeutics, Inc 457,029
543,168 (a) Agenus, Inc 362,402
259,425 Agilent Technologies, Inc 33,751,192
42,139 (a) Agios Pharmaceuticals, Inc 953,184
38,286 (a) Akero Therapeutics, Inc 827,360
7,279 (a) Akoya Biosciences, Inc 36,977
40,430 (a),(b) Aldeyra Therapeutics, Inc 126,546
42,029 (a) Alector, Inc 250,493
130,128 (a) Alkermes plc 3,519,962
85,288 (a),(b) Allakos, Inc 108,316
49,804 (a),(b) Allogene Therapeutics, Inc 175,310
111,150 (a) Alnylam Pharmaceuticals, Inc 19,218,946
33,586 (a) Alpine Immune Sciences, Inc 893,723
98,040 (a) Altimmune, Inc 925,498
56,031 (a) ALX Oncology Holdings, Inc 807,407
467,710 Amgen, Inc 146,982,545
265,666 (a) Amicus Therapeutics, Inc 3,302,228
87,784 (a) Amneal Pharmaceuticals, Inc 469,644
28,740 (a) Amphastar Pharmaceuticals, Inc 1,533,566

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
40,220 (a) Amylyx Pharmaceuticals, Inc $ 643,520
15,332 (a) AnaptysBio, Inc 361,835
45,302 (a),(b) Anavex Life Sciences Corp 270,453
16,713 (a) ANI Pharmaceuticals, Inc 932,920
10,900 (a) Anika Therapeutics, Inc 256,368
117,303 (a) Annexon, Inc 487,394
89,116 (a) Apellis Pharmaceuticals, Inc 5,640,152
18,164 (a),(b) Apogee Therapeutics, Inc 608,494
62,957 (a),(b) Arbutus Biopharma Corp 149,208
35,592 (a) Arcellx, Inc 2,201,009
41,342 (a) Arcturus Therapeutics Holdings, Inc 1,363,046
33,215 (a) Arcus Biosciences, Inc 502,875
72,609 (a),(b) Arcutis Biotherapeutics, Inc 426,215
185,422 (a) Ardelyx, Inc 1,618,734
112,071 (a) Arrowhead Pharmaceuticals, Inc 3,597,479
63,898 (a),(b) ARS Pharmaceuticals, Inc 396,807
34,621 (a) Arvinas, Inc 1,436,771
64,725 (a),(b) Assertio Holdings, Inc 57,126
40,817 (a) Astria Therapeutics, Inc 531,845
146,157 (a) Atea Pharmaceuticals, Inc 608,013
21,983 (a) Aura Biosciences, Inc 169,269
103,661 (a),(b) Aurinia Pharmaceuticals, Inc 781,604
568,078 (a) Avantor, Inc 13,060,113
45,157 (a) Avid Bioservices, Inc 305,713
76,838 (a) Avidity Biosciences, Inc 939,729
24,845 (a),(b) Avita Medical, Inc 416,402
34,184 (a),(b) Axsome Therapeutics, Inc 3,077,585
49,100 (a),(b) Beam Therapeutics, Inc 1,198,040
104,167 (a) BioAtla, Inc 199,480
132,467 (a) BioCryst Pharmaceuticals, Inc 702,075
125,092 (a) Biogen, Inc 30,855,193
54,714 (a) Biohaven Ltd 2,433,679
17,772 (a) BioLife Solutions, Inc 302,124
169,848 (a) BioMarin Pharmaceutical, Inc 14,960,212
16,998 (a),(b) Biomea Fusion, Inc 307,324
18,401 (a) Bio-Rad Laboratories, Inc (Class A) 5,904,697
129,981 Bio-Techne Corp 9,140,264
72,596 (a),(b) BioVie, Inc 75,500
117,035 (a),(b) Bluebird Bio, Inc 119,376
55,914 (a) Blueprint Medicines Corp 4,446,840
90,358 (a) Bridgebio Pharma, Inc 3,098,376
1,806,289 Bristol-Myers Squibb Co 88,273,343
56,174 (a) Brooks Automation, Inc 3,662,545
88,086 Bruker BioSciences Corp 6,299,030
32,181 (a),(b) Cabaletta Bio, Inc 659,067
31,788 (a) Cara Therapeutics, Inc 17,979
36,257 (a) CareDx, Inc 310,360
134,961 (a) Caribou Biosciences, Inc 827,311
46,512 (b) Carisma Therapeutics, Inc 97,675
31,847 (a),(b) Cassava Sciences, Inc 762,736
162,660 (a) Catalent, Inc 8,399,762
73,978 (a) Catalyst Pharmaceuticals, Inc 1,065,283
33,029 (a) Celldex Therapeutics, Inc 1,163,281
32,063 (a),(b) Century Therapeutics, Inc 137,230
72,952 (a) Cerevel Therapeutics Holdings, Inc 3,056,689
42,197 (a) Charles River Laboratories International, Inc 9,126,367
62,303 (a),(c) Chinook Therapeutics, Inc 24,298
320,000 (a),(b) Citius Pharmaceuticals, Inc 198,720
179,971 (a) Codexis, Inc 473,324
87,080 (a) Cogent Biosciences, Inc 385,764
27,222 (a) Collegium Pharmaceutical, Inc 897,237
119,048 (a) Compass Therapeutics, Inc 154,762
72,910 (a) Corcept Therapeutics, Inc 1,538,401

Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
72,860 (a),(b) CorMedix, Inc $ 214,937
73,540 (a) Crinetics Pharmaceuticals, Inc 2,682,739
29,602 (a) CryoPort, Inc 429,525
99,010 (a),(b) Cue Biopharma, Inc 261,386
18,878 (a) Cullinan Oncology, Inc 285,813
80,741 (a) Cymabay Therapeutics, Inc 1,898,221
93,386 (a) Cytek Biosciences, Inc 705,064
83,464 (a) Cytokinetics, Inc 6,521,042
582,320 Danaher Corp 139,704,391
53,454 (a) Day One Biopharmaceuticals, Inc 804,483
28,615 (a) Deciphera Pharmaceuticals, Inc 409,767
101,941 (a) Denali Therapeutics, Inc 1,632,075
90,410 (a) Design Therapeutics, Inc 214,272
7,551 (a) Disc Medicine, Inc 496,478
103,603 (a),(b) Dynavax Technologies Corp 1,338,551
12,550 (a) Dyne Therapeutics, Inc 268,570
10,847 (a) Eagle Pharmaceuticals, Inc 63,563
72,629 (a) Edgewise Therapeutics, Inc 1,294,975
76,006 (a) Editas Medicine, Inc 534,322
406,143 (a) Elanco Animal Health, Inc 5,986,548
744,415 Eli Lilly & Co 480,601,768
16,480 (a) Enanta Pharmaceuticals, Inc 200,232
19,880 (a),(b) Enliven Therapeutics, Inc 312,116
194,484 (a) Erasca, Inc 324,788
21,778 (a) Evolus, Inc 276,363
155,554 (a) Exact Sciences Corp 10,173,232
312,634 (a) Exelixis, Inc 6,802,916
161,291 (a),(b) Eyenovia, Inc 293,550
23,505 (a) EyePoint Pharmaceuticals, Inc 632,990
127,905 (a) Fate Therapeutics, Inc 787,895
14,252 (a),(b) Foghorn Therapeutics, Inc 45,321
75,830 (a) Fortrea Holdings, Inc 2,347,697
75,916 (a) Generation Bio Co 142,722
423,644 (a) Geron Corp 779,505
1,100,798 Gilead Sciences, Inc 86,148,451
163,935 (a),(b) Gritstone bio, Inc 391,805
104,921 (a) Halozyme Therapeutics, Inc 3,551,576
22,623 (a) Harmony Biosciences Holdings, Inc 713,529
21,426 (a),(b) Harrow Health, Inc 204,190
67,454 (a) Harvard Bioscience, Inc 296,798
74,075 (a) ICON plc 19,323,945
50,751 (a) Icosavax, Inc 776,998
45,648 (a) Ideaya Biosciences, Inc 1,987,057
21,368 (a),(b) IGM Biosciences, Inc 224,791
136,690 (a) Illumina, Inc 19,548,037
228,670 (a),(b) ImmunityBio, Inc 768,331
221,449 (a) Immunogen, Inc 6,492,885
37,763 (a) Immunovant, Inc 1,374,951
160,716 (a) Incyte Corp 9,445,279
20,258 (a) Inhibrx, Inc 780,541
49,340 (a) Innoviva, Inc 799,308
69,687 (a),(b) Inozyme Pharma, Inc 383,278
105,641 (a) Insmed, Inc 2,936,820
86,438 (a) Intellia Therapeutics, Inc 2,058,953
83,591 (a) Intra-Cellular Therapies, Inc 5,629,018
127,693 (a) Ionis Pharmaceuticals, Inc 6,562,143
179,545 (a) Iovance Biotherapeutics, Inc 1,387,883
162,861 (a) IQVIA Holdings, Inc 33,912,546
115,967 (a) Ironwood Pharmaceuticals, Inc 1,645,572
14,777 (a) iTeos Therapeutics, Inc 147,031
24,181 (a),(b) Janux Therapeutics, Inc 206,989
53,458 (a) Jazz Pharmaceuticals plc 6,560,366
2,119,078 Johnson & Johnson 336,721,494

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
16,585 (a) KalVista Pharmaceuticals, Inc $ 261,545
29,756 (a) Karuna Therapeutics, Inc 9,326,125
249,164 (a),(b) Karyopharm Therapeutics, Inc 186,998
11,474 (a) Keros Therapeutics, Inc 635,201
195,318 (a),(b) Kezar Life Sciences, Inc 193,267
21,130 (a) Kiniksa Pharmaceuticals Ltd 372,522
75,293 (a) Kodiak Sciences, Inc 301,925
18,034 (a) Krystal Biotech, Inc 2,006,282
46,117 (a) Kura Oncology, Inc 928,796
24,582 (a) Kymera Therapeutics, Inc 805,798
55,069 (a) Lexicon Pharmaceuticals, Inc 102,979
10,998 (a) Ligand Pharmaceuticals, Inc (Class B) 803,954
270,271 (a),(b) Lineage Cell Therapeutics, Inc 251,379
61,737 (a),(b) Liquidia Corp 788,999
256,359 (a),(b) Lyell Immunopharma, Inc 469,137
79,601 (a) MacroGenics, Inc 1,138,294
12,049 (a) Madrigal Pharmaceuticals, Inc 2,611,139
180,755 (a) MannKind Corp 603,722
84,535 (a) Maravai LifeSciences Holdings, Inc 490,303
43,593 (a),(b) Marinus Pharmaceuticals, Inc 424,596
68,933 (a) MaxCyte, Inc 350,869
21,610 (a) Medpace Holdings, Inc 6,301,044
76,280 (a) MeiraGTx Holdings plc 463,020
2,241,850 Merck & Co, Inc 270,770,643
3,546 Mesa Laboratories, Inc 324,885
19,553 (a) Mettler-Toledo International, Inc 23,408,656
81,129 (a) MiMedx Group, Inc 627,938
29,905 (a),(b) Mirum Pharmaceuticals, Inc 791,286
294,753 (a) Moderna, Inc 29,784,791
31,239 (a),(b) Monte Rosa Therapeutics, Inc 165,410
25,612 (a) Morphic Holding, Inc 811,644
13,012 (a) Mural Oncology PLC 57,123
63,827 (a) Myriad Genetics, Inc 1,365,260
88,465 (a) Natera, Inc 5,833,382
96,721 (a) Nautilus Biotechnology, Inc 268,884
81,997 (a) Neurocrine Biosciences, Inc 11,460,721
21,913 (a) NGM Biopharmaceuticals, Inc 33,527
34,251 (a),(b) Nkarta, Inc 309,629
88,065 (a),(b) Novavax, Inc 352,260
22,935 (a) Nurix Therapeutics, Inc 181,186
16,087 (a) Nuvalent, Inc 1,209,260
159,982 (a) Nuvation Bio, Inc 259,171
54,186 (a) Ocular Therapeutix, Inc 263,344
47,004 (a) Olema Pharmaceuticals, Inc 612,932
4,311 (a),(c) OmniAb Operations, Inc 43
4,311 (a),(c) OmniAb Operations, Inc 43
53,857 (a) OmniAb, Inc 312,371
64,901 (a) Organogenesis Holdings, Inc 214,173
226,332 Organon & Co 3,768,428
61,634 (a),(b) ORIC Pharmaceuticals, Inc 677,358
208,152 (a) Pacific Biosciences of California, Inc 1,355,070
32,703 (a) Pacira BioSciences, Inc 1,065,791
67,002 (a),(b) PDS Biotechnology Corp 358,461
107,305 PerkinElmer, Inc 11,500,950
128,070 Perrigo Co plc 4,108,486
4,972,785 Pfizer, Inc 134,663,018
53,110 (a),(b) Phathom Pharmaceuticals, Inc 355,837
15,122 Phibro Animal Health Corp 163,469
47,531 (a) Pliant Therapeutics, Inc 851,756
84,589 (a) PMV Pharmaceuticals, Inc 148,877
167,365 (a) Poseida Therapeutics, Inc 575,736
293,619 (a),(b) Precigen, Inc 405,194
38,952 (a) Prestige Consumer Healthcare, Inc. 2,397,106

Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
32,206 (a),(b) Prime Medicine, Inc $ 204,508
53,801 (a),(b) ProKidney Corp 70,479
38,156 (a) Protagonist Therapeutics, Inc 954,282
176,992 (a),(b) Protalix BioTherapeutics, Inc 256,638
31,004 (a) Prothena Corp plc 880,204
72,077 (a) PTC Therapeutics, Inc 1,880,489
219,182 QIAGEN NV 9,569,494
22,482 (a) Quanterix Corp 496,627
104,376 (a),(b) Quantum-Si, Inc 162,827
29,554 (a) RAPT Therapeutics, Inc 731,461
17,699 (a) RayzeBio, Inc 1,099,108
119,681 (a),(b) Recursion Pharmaceuticals, Inc 1,126,198
89,295 (a) Regeneron Pharmaceuticals, Inc 84,185,540
27,410 (a) REGENXBIO, Inc 337,691
100,692 (a) Relay Therapeutics, Inc 931,401
50,015 (a) Repligen Corp 9,472,841
36,059 (a) Replimune Group, Inc 279,818
86,595 (a) Revance Therapeutics, Inc 435,573
118,190 (a) REVOLUTION Medicines, Inc 3,279,772
44,362 (a),(b) Rhythm Pharmaceuticals, Inc 1,956,808
195,741 (a) Rigel Pharmaceuticals, Inc 229,017
53,934 (a) Rocket Pharmaceuticals, Inc 1,549,524
310,106 (a) Roivant Sciences Ltd 3,101,060
330,537 Royalty Pharma plc 9,383,945
38,930 (a) Sage Therapeutics, Inc 998,165
102,323 (a),(b) Sana Biotechnology, Inc 561,753
423,937 (a),(b) Sangamo Therapeutics Inc 193,739
77,287 (a) Sarepta Therapeutics, Inc 9,196,380
45,403 (a) Scholar Rock Holding Corp 633,372
36,497 (a),(b) scPharmaceuticals, Inc 178,835
70,074 (a),(b) Seer, Inc 120,527
330,579 (a),(b) Selecta Biosciences, Inc 238,017
46,544 (b) SIGA Technologies, Inc 227,135
60,297 (a),(b),(c) Sorrento Therapeutics, Inc 95,591
72,803 (a) Sotera Health Co 1,071,660
49,435 (a) SpringWorks Therapeutics, Inc 2,181,567
13,804 (a),(b) Stoke Therapeutics, Inc 66,811
162,602 (a),(b) Summit Therapeutics, Inc 637,400
34,780 (a) Supernus Pharmaceuticals, Inc 962,710
105,693 (a) Sutro Biopharma, Inc 458,708
43,274 (a) Syndax Pharmaceuticals, Inc 886,684
118,299 (a) Tango Therapeutics, Inc 1,390,013
25,050 (a) Tarsus Pharmaceuticals, Inc 682,362
69,998 (a) Tenaya Therapeutics, Inc 294,342
37,282 (a) Terns Pharmaceuticals, Inc 193,121
119,821 (a) TG Therapeutics, Inc 1,945,893
38,181 (a),(b) Theravance Biopharma, Inc 361,956
339,498 Thermo Fisher Scientific, Inc 182,982,632
41,280 (a) Theseus Pharmaceuticals, Inc 167,597
43,527 (a) Travere Therapeutics, Inc 388,696
63,216 (a) Twist Bioscience Corp 2,048,198
63,606 (a) Ultragenyx Pharmaceutical, Inc 2,805,661
38,931 (a) United Therapeutics Corp 8,361,600
34,218 (a),(b) UroGen Pharma Ltd 537,223
42,360 (a) Vanda Pharmaceuticals, Inc 152,496
78,154 (a) Vaxcyte, Inc 5,581,759
40,027 (a),(b) Ventyx Biosciences, Inc 84,457
8,371 (a) Vera Therapeutics, Inc 304,872
49,459 (a) Veracyte, Inc 1,237,464
34,319 (a) Vericel Corp 1,475,031
66,556 (a),(b) Verrica Pharmaceuticals, Inc 376,041
227,354 (a) Vertex Pharmaceuticals, Inc 98,530,677
31,974 (a) Verve Therapeutics, Inc 345,959

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
1,053,279 Viatris, Inc $ 12,397,094
82,409 (a),(b) Viking Therapeutics, Inc 1,989,353
56,000 (a) Vir Biotechnology, Inc 526,400
69,084 (a) Viridian Therapeutics, Inc 1,329,867
28,592 (a) Voyager Therapeutics, Inc 207,864
49,469 (a) Waters Corp 15,716,796
95,239 (a) WaVe Life Sciences Ltd 411,432
64,445 West Pharmaceutical Services, Inc 24,039,918
195,122 (a) X4 Pharmaceuticals, Inc 152,468
42,278 (a) Xencor, Inc 790,599
159,431 (a) Xeris Biopharma Holdings, Inc 392,200
79,410 (a) Y-mAbs Therapeutics, Inc 1,015,654
29,698 (a) Zentalis Pharmaceuticals, Inc 351,921
64,413 (a) Zevra Therapeutics, Inc 372,951
406,633 Zoetis, Inc 76,369,744
47,733 (a) Zymeworks, Inc 517,426
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,080,923,965
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
95,865 (a) Anywhere Real Estate, Inc 682,559
268,254 (a) CBRE Group, Inc 23,153,003
96,733 (a) Compass, Inc 332,762
131,968 (a) Cushman & Wakefield plc 1,388,303
114,921 DigitalBridge Group, Inc 2,257,048
54,804 Douglas Elliman, Inc 118,377
52,530 (b) eXp World Holdings, Inc 650,321
23,024 (a) Forestar Group, Inc 719,730
6,108 (a) FRP Holdings, Inc 354,875
32,582 (a) Howard Hughes Holdings, Inc 2,609,167
44,481 (a) Jones Lang LaSalle, Inc 7,875,806
159,327 Kennedy-Wilson Holdings, Inc 1,664,967
20,898 Marcus & Millichap, Inc 796,005
137,987 Newmark Group, Inc 1,400,568
563,538 (a) Opendoor Technologies, Inc 1,927,300
22,322 (b) Re/Max Holdings, Inc 239,515
111,352 (a),(b) Redfin Corp 908,632
11,719 RMR Group, Inc 305,749
37,446 St. Joe Co 2,067,019
23,298 (a) Tejon Ranch Co 367,642
44,172 (a) Zillow Group, Inc (Class A) 2,433,435
136,927 (a) Zillow Group, Inc (Class C) 7,782,931
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 60,035,714
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7 .7%
37,003 (a) ACM Research, Inc 637,192
1,410,199 (a) Advanced Micro Devices, Inc 236,476,270
22,266 (a),(b) Aehr Test Systems 330,650
67,906 (a) Allegro MicroSystems, Inc 1,761,482
15,596 (a) Alpha & Omega Semiconductor Ltd 400,193
29,077 (a) Ambarella, Inc 1,528,287
99,807 Amkor Technology, Inc 3,159,890
433,785 Analog Devices, Inc 83,442,883
733,797 Applied Materials, Inc 120,562,847
15,755 (a),(b) Atomera, Inc 123,834
27,218 (a) Axcelis Technologies, Inc 3,539,701
379,256 Broadcom, Inc 447,522,080
17,022 (a) Ceva, Inc 326,822
47,822 (a) Cirrus Logic, Inc 3,691,858
44,780 (a) Cohu, Inc 1,426,691
79,923 (a) Credo Technology Group Holding Ltd 1,639,221
41,045 (a) Diodes, Inc 2,763,149
122,828 (a) Enphase Energy, Inc 12,790,080
128,417 Entegris, Inc 15,114,681
96,611 (a) First Solar, Inc 14,134,189

Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
63,486 (a) Formfactor, Inc $ 2,461,352
61,427 (a),(b) GLOBALFOUNDRIES, Inc 3,377,256
20,679 (a) Ichor Holdings Ltd 748,580
20,869 (a),(b) Impinj, Inc 2,023,876
120,636 (a),(b) indie Semiconductor, Inc 732,261
3,713,104 Intel Corp 159,960,520
121,774 KLA Corp 72,338,627
47,086 Kulicke & Soffa Industries, Inc 2,369,368
116,364 Lam Research Corp 96,020,082
116,584 (a) Lattice Semiconductor Corp 7,095,302
42,484 (a) MACOM Technology Solutions Holdings, Inc 3,663,395
766,549 Marvell Technology, Inc 51,895,367
21,827 (a),(b) Maxeon Solar Technologies Ltd 98,876
86,600 (a) MaxLinear, Inc 1,803,012
482,913 Microchip Technology, Inc 41,134,529
953,956 Micron Technology, Inc 81,801,727
53,916 MKS Instruments, Inc 5,739,358
41,146 Monolithic Power Systems, Inc 24,799,517
89,644 (a) Navitas Semiconductor Corp 513,660
4,291 NVE Corp 343,237
2,090,452 Nvidia Corp 1,286,192,402
381,159 (a) ON Semiconductor Corp 27,111,840
47,617 (a) Onto Innovation, Inc 7,690,145
36,332 (a) PDF Solutions, Inc 1,133,558
49,870 (a) Photronics, Inc 1,457,201
46,429 Power Integrations, Inc 3,480,318
84,782 (a) Qorvo, Inc 8,456,157
981,752 QUALCOMM, Inc 145,799,990
95,117 (a) Rambus, Inc 6,518,368
50,739 (a) Semtech Corp 1,006,662
28,202 (a) Silicon Laboratories, Inc 3,478,999
21,464 (a) SiTime Corp 2,287,418
3,754 (a),(b) SkyWater Technology, Inc 32,435
146,579 Skyworks Solutions, Inc 15,311,642
35,747 (a) SMART Global Holdings, Inc 702,429
30,232 (a) Synaptics, Inc 3,229,080
137,274 Teradyne, Inc 13,259,296
798,105 Texas Instruments, Inc 127,792,573
31,853 (a) Ultra Clean Holdings 1,216,785
41,731 Universal Display Corp 7,084,672
37,057 (a) Veeco Instruments, Inc 1,181,377
104,946 (a) Wolfspeed, Inc 3,415,992
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,178,131,241
SOFTWARE & SERVICES - 12 .6%
78,314 (a) 8x8, Inc 263,135
60,250 A10 Networks, Inc 805,542
555,537 Accenture plc 202,148,804
97,431 (a) ACI Worldwide, Inc 2,929,750
76,196 Adeia, Inc 925,019
403,117 (a) Adobe, Inc 249,037,620
16,094 (a) Agilysys, Inc 1,347,229
131,419 (a) Akamai Technologies, Inc 16,194,763
39,936 (a) Alarm.com Holdings, Inc 2,428,908
20,413 (a) Alkami Technology, Inc 502,568
41,477 (a) Altair Engineering, Inc 3,526,375
48,158 (a) Alteryx, Inc 2,285,579
111,518 Amdocs Ltd 10,223,970
26,922 American Software, Inc (Class A) 305,026
43,168 (a) Amplitude, Inc 559,457
77,604 (a) Ansys, Inc 25,440,919
18,081 (a) Appfolio, Inc 3,964,440
29,215 (a) Appian Corp 953,285

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
59,350 (a),(b) Applied Digital Corp $ 305,059
173,976 (a) AppLovin Corp 7,155,633
67,566 (a) Asana, Inc 1,177,000
24,132 (a) Aspentech Corp 4,633,103
33,223 (a) Asure Software, Inc 293,691
137,487 (a) Atlassian Corp Ltd 34,340,128
191,651 (a) Autodesk, Inc 48,642,940
99,574 (a) AvePoint, Inc 766,720
168,175 Bentley Systems, Inc 8,476,020
154,441 (a),(b) BigBear.ai Holdings, Inc 250,194
34,963 (a) BigCommerce Holdings, Inc 285,997
88,953 (a) BILL Holdings, Inc 6,942,782
103,897 (a),(b) Bit Digital, Inc 274,288
41,875 (a) Blackbaud, Inc 3,388,525
44,539 (a) BlackLine, Inc 2,613,549
143,236 (a) Box, Inc 3,721,271
51,645 (a) Braze, Inc 2,791,412
26,305 (a) Brightcove, Inc 60,238
89,861 (a),(b) C3.ai, Inc 2,226,756
238,523 (a) Cadence Design Systems, Inc 68,804,345
189,951 (a) CCC Intelligent Solutions Holdings, Inc 2,087,561
27,699 (a) Cerence, Inc 554,534
122,132 (a) Ceridian HCM Holding, Inc 8,490,617
134,681 (a) Cipher Mining, Inc 409,430
109,149 (a) Cleanspark, Inc 878,649
70,549 Clear Secure, Inc 1,342,547
257,398 (a) Cloudflare, Inc 20,347,312
450,663 Cognizant Technology Solutions Corp (Class A) 34,755,131
37,055 (a) Commvault Systems, Inc 3,397,202
160,229 (a) Confluent, Inc 3,582,720
10,805 (a) Consensus Cloud Solutions, Inc 234,901
15,361 (a),(b) CoreCard Corp 185,868
23,147 (a) Couchbase, Inc 578,675
186,095 (a) Crowdstrike Holdings, Inc 54,432,787
9,431 (a) CS Disco, Inc 77,146
238,247 (a) Datadog, Inc 29,647,457
9,840 (a),(b) Digimarc Corp 348,533
86,742 (a) Digital Turbine, Inc 467,539
58,947 (a),(b) DigitalOcean Holdings, Inc 1,987,693
178,126 (a) DocuSign, Inc 10,851,436
50,425 Dolby Laboratories, Inc (Class A) 4,194,351
20,233 (a) Domo, Inc 219,933
129,394 (a) DoubleVerify Holdings, Inc 5,177,054
231,906 (a) Dropbox, Inc 7,346,782
198,360 (a) DXC Technology Co 4,324,248
208,849 (a) Dynatrace, Inc 11,904,393
147,811 (a) E2open Parent Holdings, Inc 555,769
16,495 (a) eGain Corp 123,712
66,063 (a) Elastic NV 7,733,335
15,834 (a) Enfusion, Inc 125,089
42,067 (a) Envestnet, Inc 2,149,624
48,388 (a) EPAM Systems, Inc 13,457,187
27,606 (a) Everbridge, Inc 617,270
11,244 (a) EverCommerce, Inc 109,517
52,220 (a) Expensify, Inc 84,596
21,576 (a) Fair Isaac Corp 25,865,956
136,530 (a) Fastly, Inc 2,746,984
57,264 (a) Five9, Inc 4,344,047
589,467 (a) Fortinet, Inc 38,014,727
135,508 (a) Freshworks, Inc 3,008,278
68,808 (a) Gartner, Inc 31,475,532
505,961 Gen Digital, Inc 11,879,964
76,243 (a) Gitlab, Inc 5,421,640

Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
35,199 (a) Globant S.A. $ 8,300,276
138,411 (a) GoDaddy, Inc 14,762,917
32,650 (a) Grid Dynamics Holdings, Inc 426,082
65,057 (a) Guidewire Software, Inc 7,265,566
37,219 Hackett Group, Inc 860,503
79,654 (a) HashiCorp, Inc 1,741,236
40,628 (a) HubSpot, Inc 24,823,708
23,979 (a) Informatica, Inc 719,370
24,400 (a) Instructure Holdings, Inc 600,972
40,197 (a) Intapp, Inc 1,731,687
24,224 InterDigital, Inc 2,544,731
798,653 International Business Machines Corp 146,680,610
239,957 Intuit, Inc 151,492,053
51,838 (a) Jamf Holding Corp 961,077
240,090 (a) Kyndryl Holdings, Inc 4,926,647
253,579 (a) Liveperson, Inc 710,021
48,520 (a) LiveRamp Holdings, Inc 1,915,570
56,829 (a) Manhattan Associates, Inc 13,784,442
164,567 (a),(b) Marathon Digital Holdings, Inc 2,917,773
273,528 (a),(b) Matterport, Inc 615,438
28,276 (a) MeridianLink, Inc 643,279
6,547,460 Microsoft Corp 2,603,139,147
10,246 (a),(b) MicroStrategy, Inc (Class A) 5,135,398
31,026 (a) Mitek Systems, Inc 390,928
25,985 (a) Model N, Inc 700,296
59,634 (a) MongoDB, Inc 23,884,610
52,627 (a) N-able, Inc 683,098
58,836 (a) nCino OpCo, Inc 1,852,157
111,377 (a) NCR Corp 1,637,242
220,644 (a) Nutanix, Inc 12,400,193
133,403 (a) Okta, Inc 11,025,758
69,602 (a) Olo, Inc 359,842
19,455 ON24, Inc 148,831
25,278 (a) OneSpan, Inc 259,352
1,357,076 Oracle Corp 151,585,389
65,121 (a) PagerDuty, Inc 1,542,065
1,706,482 (a) Palantir Technologies, Inc 27,457,295
267,349 (a) Palo Alto Networks, Inc 90,500,310
60,529 (a) Paycor HCM, Inc 1,176,078
37,253 (a) Paylocity Holding Corp 5,901,248
30,445 Pegasystems, Inc 1,483,889
26,540 (a) Perficient, Inc 1,808,170
39,914 (a) PowerSchool Holdings, Inc 939,576
65,773 (a) Procore Technologies, Inc 4,695,534
35,100 Progress Software Corp 1,994,031
29,988 (a) PROS Holdings, Inc 1,032,187
100,282 (a) PTC, Inc 18,115,943
40,058 (a) Q2 Holdings, Inc 1,704,468
33,850 (a) Qualys, Inc 6,403,404
45,920 (a) Rapid7, Inc 2,526,978
38,512 (a) Rimini Street, Inc 126,319
61,567 (a) RingCentral, Inc 2,086,506
151,823 (a) Riot Platforms, Inc 1,654,871
92,040 Roper Industries, Inc 49,425,480
831,307 (a) Salesforce, Inc 233,672,085
37,443 Sapiens International Corp NV 1,022,194
234,223 (a) SentinelOne, Inc 6,277,176
178,737 (a) ServiceNow, Inc 136,805,300
114,903 (a) Smartsheet, Inc 5,167,188
275,384 (a) Snowflake, Inc 53,876,126
26,865 (a) SolarWinds Corp 317,544
122,690 (a),(b) SoundHound AI, Inc 203,665
6,623 (a) SoundThinking, Inc 136,699

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
131,180 (a) Splunk, Inc $ 20,119,077
69,477 (a) Sprinklr, Inc 867,073
56,116 (a) Sprout Social, Inc 3,441,594
35,737 (a) SPS Commerce, Inc 6,568,461
38,742 (a) Squarespace, Inc 1,201,002
134,780 (a) Synopsys, Inc 71,884,913
110,077 (a) Tenable Holdings, Inc 5,184,627
85,041 (a) Teradata Corp 3,927,193
91,450 (a),(b) Terawulf, Inc 152,722
66,554 (a) Thoughtworks Holding, Inc 311,473
381,593 (a) Trade Desk, Inc 26,112,409
7,399 (a),(b) Tucows, Inc 171,065
152,065 (a) Twilio, Inc 10,694,731
37,702 (a) Tyler Technologies, Inc 15,938,521
350,023 (a) UiPath, Inc 8,043,529
46,333 (a) Unisys Corp 312,284
249,899 (a) Unity Software, Inc 8,096,728
112,868 (a) Varonis Systems, Inc 5,065,516
55,349 (a) Verint Systems, Inc 1,643,312
82,411 (a) VeriSign, Inc 16,389,900
8,056 (a) Viant Technology, Inc 69,040
47,115 (a) Weave Communications, Inc 590,822
175,163 (a) Workday, Inc 50,984,694
49,334 (a) Workiva, Inc 4,585,102
30,478 (a) Xperi, Inc 325,505
82,017 (a) Yext, Inc 486,361
86,829 (a) Zeta Global Holdings Corp 840,505
224,197 (a) Zoom Video Communications, Inc 14,485,368
75,557 (a) Zscaler, Inc 17,806,518
82,293 (a) Zuora, Inc 752,158
TOTAL SOFTWARE & SERVICES 5,233,260,497
TECHNOLOGY HARDWARE & EQUIPMENT - 7 .5%
63,108 (a),(b) 908 Devices, Inc 446,805
83,498 ADTRAN Holdings, Inc 523,115
28,385 Advanced Energy Industries, Inc 2,957,149
78,929 (a),(b) Aeva Technologies, Inc 67,248
31,826 (a),(b) Akoustis Technologies, Inc 18,252
516,388 Amphenol Corp (Class A) 52,206,827
12,973,485 Apple, Inc 2,392,310,634
221,617 (a) Arista Networks, Inc 57,327,886
59,735 (a) Arlo Technologies, Inc 530,447
53,673 (a) Arrow Electronics, Inc 5,965,754
7,088 (a) Aviat Networks, Inc 211,435
95,338 Avnet, Inc 4,318,811
29,448 Badger Meter, Inc 4,240,218
8,535 Bel Fuse, Inc (Class B) 570,650
32,324 Belden CDT, Inc 2,397,794
27,743 Benchmark Electronics, Inc 752,390
57,397 (a) Calix, Inc 1,904,432
7,291 (a) Cambium Networks Corp 30,987
122,430 CDW Corp 27,757,330
138,095 (a) Ciena Corp 7,319,035
3,568,436 Cisco Systems, Inc 179,064,119
7,427 (a),(b) Clearfield, Inc 187,086
151,819 Cognex Corp 5,486,739
98,251 (a) Coherent Corp 4,670,853
18,341 (a) Comtech Telecommunications Corp 116,099
670,495 Corning, Inc 21,784,383
19,293 (a) Corsair Gaming, Inc 245,600
15,693 (a),(b) CPI Card Group, Inc 286,397
38,580 Crane NXT Co 2,248,442
23,784 CTS Corp 976,571

Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
60,151 (a) Daktronics, Inc $ 455,945
23,627 (a) Digi International, Inc 574,372
12,279 (a),(b) DZS, Inc 19,155
41,555 (a) Eastman Kodak Co 143,365
19,554 (a) ePlus, Inc 1,477,109
85,848 (a),(b) Evolv Technologies Holdings, Inc 375,156
109,491 (a) Extreme Networks, Inc 1,479,223
50,344 (a) F5 Networks, Inc 9,248,193
35,610 (a) Fabrinet 7,603,091
14,036 (a) FARO Technologies, Inc 317,775
89,756 (a) Harmonic, Inc 1,050,145
1,132,379 Hewlett Packard Enterprise Co 17,314,075
766,057 HP, Inc 21,993,496
130,507 (a),(b) Infinera Corp 644,705
29,268 (a) Insight Enterprises, Inc 5,406,970
138,657 (a),(b) IonQ, Inc 1,424,007
27,126 (a) IPG Photonics Corp 2,655,364
32,976 (a) Itron, Inc 2,378,889
109,954 Jabil Inc 13,776,137
278,626 Juniper Networks, Inc 10,298,017
161,119 (a) Keysight Technologies, Inc 24,693,098
14,309 (a) Kimball Electronics, Inc 340,268
61,140 (a) Knowles Corp 997,193
86,567 (a),(b) Lightwave Logic, Inc 373,104
22,984 Littelfuse, Inc 5,559,830
55,921 (a) Lumentum Holdings, Inc 3,072,300
37,879 (a),(b) Luna Innovations, Inc 271,592
28,648 Methode Electronics, Inc 594,732
128,338 (a),(b) MicroVision, Inc 305,444
165,626 (a) Mirion Technologies, Inc 1,565,166
145,647 Motorola Solutions, Inc 46,534,217
18,242 Napco Security Technologies, Inc 633,910
189,063 NetApp, Inc 16,486,294
23,717 (a) Netgear, Inc 336,781
52,942 (a) Netscout Systems, Inc 1,138,782
31,027 (a) nLight, Inc 402,730
28,759 (a) Novanta, Inc 4,444,703
12,545 (a) OSI Systems, Inc 1,606,136
17,347 (a),(b) PAR Technology Corp 789,982
8,785 PC Connection, Inc 566,720
21,803 (a) Plexus Corp 2,065,180
252,114 (a) Pure Storage, Inc 10,082,039
56,145 (a) Ribbon Communications, Inc 170,681
15,589 (a) Rogers Corp 1,796,944
46,609 (a) Sanmina Corp 2,788,150
19,158 (a) Scansource, Inc 752,143
92,045 (a),(b) SmartRent, Inc 271,533
40,852 (a) Super Micro Computer, Inc 21,635,628
43,562 TD SYNNEX Corp 4,355,329
40,888 (a) Teledyne Technologies, Inc 17,110,401
294,118 (a),(b),(c) Tingo Group, Inc 101,471
231,874 (a) Trimble Inc 11,793,112
74,357 (a) TTM Technologies, Inc 1,034,306
10,648 (a) Turtle Beach Corp 121,068
5,384 (b) Ubiquiti, Inc 676,984
114,475 (a),(b) Viasat, Inc 2,544,779
187,869 (a) Viavi Solutions, Inc 1,846,752
109,481 Vishay Intertechnology, Inc 2,379,022
9,120 (a) Vishay Precision Group, Inc 290,746
125,877 Vontier Corp 4,354,085
269,993 (a) Western Digital Corp 15,457,099
99,358 Xerox Holdings Corp 1,834,149

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
44,239 (a) Zebra Technologies Corp (Class A) $ 10,597,452
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,100,330,712
TELECOMMUNICATION SERVICES - 0 .9%
8,133 (a) Anterix, Inc 242,526
65,360 (a),(b) AST SpaceMobile, Inc 187,583
6,349,034 AT&T, Inc 112,314,411
5,649 ATN International, Inc 208,448
32,094 (a) Bandwidth, Inc 444,181
49,425 Cogent Communications Group, Inc 3,815,610
68,536 (a) Consolidated Communications Holdings, Inc 297,446
122,900 (a) EchoStar Corp (Class A) 1,645,631
226,561 (a) Frontier Communications Parent, Inc 5,580,197
79,189 (a),(c) GCI Liberty, Inc 792
522,135 (a),(b) Globalstar, Inc 830,195
43,200 (a) Gogo, Inc 382,320
14,644 (a) IDT Corp 506,390
117,764 Iridium Communications, Inc 4,270,123
26,275 (a) Liberty Latin America Ltd (Class A) 184,976
114,989 (a) Liberty Latin America Ltd (Class C) 818,722
22,121 (a) Ooma, Inc 239,349
37,330 Shenandoah Telecom Co 764,892
30,098 Spok Holdings, Inc 498,423
88,529 Telephone and Data Systems, Inc 1,700,642
454,756 T-Mobile US, Inc 73,320,310
3,718,087 Verizon Communications, Inc 157,460,984
TOTAL TELECOMMUNICATION SERVICES 365,714,151
TRANSPORTATION - 1 .7%
43,466 (a) Air Transport Services Group, Inc 673,288
114,348 (a) Alaska Air Group, Inc 4,097,089
17,676 Allegiant Travel Co 1,385,798
7,165 (a) Amerco, Inc 474,753
554,601 (a) American Airlines Group, Inc 7,891,972
19,290 ArcBest Corp 2,298,018
18,356 Avis Budget Group, Inc 3,005,061
55,909 (a),(b) Blade Air Mobility, Inc 166,609
97,913 CH Robinson Worldwide, Inc 8,233,504
46,970 Costamare, Inc 503,049
14,890 Covenant Logistics Group, Inc 719,783
1,750,428 CSX Corp 62,490,280
34,199 (a) Daseke, Inc 278,380
561,695 Delta Air Lines, Inc 21,984,742
15,214 (a),(b) Eagle Bulk Shipping, Inc 838,748
124,264 Expeditors International Washington, Inc 15,698,271
203,680 FedEx Corp 49,145,947
23,219 Forward Air Corp 1,029,298
26,026 (a),(b) Frontier Group Holdings, Inc 126,747
119,048 FTAI Infrastructure, Inc 507,144
22,919 Genco Shipping & Trading Ltd 401,999
94,540 Golden Ocean Group Ltd 999,288
109,335 (a) GXO Logistics, Inc 5,945,637
43,574 (a) Hawaiian Holdings, Inc 620,929
62,367 Heartland Express, Inc 807,653
123,606 (a) Hertz Global Holdings, Inc 1,032,110
74,214 (a) Hub Group, Inc (Class A) 3,360,410
70,991 JB Hunt Transport Services, Inc 14,267,771
302,364 (a) JetBlue Airways Corp 1,605,553
176,209 (a),(b) Joby Aviation, Inc 962,101
58,601 (a) Kirby Corp 4,609,555
139,041 Knight-Swift Transportation Holdings, Inc 7,978,173
29,754 Landstar System, Inc 5,704,437
278,864 (a) Lyft, Inc (Class A) 3,483,011
46,584 Marten Transport Ltd 861,804

Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
32,216 Matson, Inc $ 3,609,158
200,460 Norfolk Southern Corp 47,156,210
87,026 Old Dominion Freight Line 34,028,907
5,088 (a) PAM Transportation Services, Inc 105,372
57,721 Pangaea Logistics Solutions Ltd 537,960
25,749 (a) Radiant Logistics, Inc 158,099
79,951 (a) RXO, Inc 1,662,981
32,329 Ryder System, Inc 3,671,605
34,465 (b) Safe Bulkers, Inc 139,239
22,323 (a) Saia, Inc 10,058,297
55,591 Schneider National, Inc 1,363,091
39,428 (a) Skywest, Inc 2,099,935
499,086 Southwest Airlines Co 14,917,681
23,522 (a) Sun Country Airlines Holdings, Inc 320,134
1,727,057 (a) Uber Technologies, Inc 112,725,010
90,651 U-Haul Holding Co 5,789,879
535,339 Union Pacific Corp 130,585,242
279,728 (a) United Airlines Holdings, Inc 11,575,145
634,874 United Parcel Service, Inc (Class B) 90,088,621
7,105 Universal Truckload Services, Inc 216,845
46,797 Werner Enterprises, Inc 1,850,821
95,602 (a) XPO, Inc 8,168,235
TOTAL TRANSPORTATION 715,017,379
UTILITIES - 2 .2%
574,379 AES Corp 9,580,642
49,088 Allete, Inc 2,901,592
210,876 Alliant Energy Corp 10,261,226
94,553 (a),(b) Altus Power, Inc 509,641
233,226 Ameren Corp 16,225,533
453,106 American Electric Power Co, Inc 35,405,703
38,997 American States Water Co 2,909,176
168,424 American Water Works Co, Inc 20,887,945
4,173 Artesian Resources Corp 152,315
125,970 Atmos Energy Corp 14,353,022
73,904 Avangrid, Inc 2,245,204
75,721 Avista Corp 2,575,271
63,248 Black Hills Corp 3,273,716
100,652 Brookfield Infrastructure Corp 3,523,827
143,669 Brookfield Renewable Corp 4,011,238
97,088 (a),(b) Cadiz, Inc 263,108
56,549 California Water Service Group 2,559,973
521,719 Centerpoint Energy, Inc 14,576,829
22,717 Chesapeake Utilities Corp 2,300,778
25,714 Clearway Energy, Inc (Class A) 577,536
85,770 Clearway Energy, Inc (Class C) 2,079,065
241,570 CMS Energy Corp 13,808,141
301,833 Consolidated Edison, Inc 27,436,620
17,051 Consolidated Water Co, Inc 544,438
286,339 Constellation Energy Corp 34,933,358
726,927 Dominion Energy, Inc 33,235,102
180,750 DTE Energy Co 19,054,665
680,808 Duke Energy Corp 65,241,831
326,308 Edison International 22,019,264
179,416 Entergy Corp 17,898,540
196,369 Essential Utilities, Inc 7,041,792
187,796 Evergy, Inc 9,534,403
294,143 Eversource Energy 15,948,433
882,727 Exelon Corp 30,727,727
469,514 FirstEnergy Corp 17,221,774
28,389 Genie Energy Ltd 528,319
5,833 Global Water Resources, Inc 69,938
52,830 Idacorp, Inc 4,891,001

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
43,887 MGE Energy, Inc $ 2,830,273
13,108 Middlesex Water Co 733,655
49,852 (a) Montauk Renewables, Inc 344,477
94,260 National Fuel Gas Co 4,445,302
77,422 New Jersey Resources Corp 3,161,140
1,785,253 NextEra Energy, Inc 104,669,383
359,796 NiSource, Inc 9,343,902
43,547 Northwest Natural Holding Co 1,605,142
58,124 NorthWestern Corp 2,796,927
184,329 NRG Energy, Inc 9,776,810
193,006 OGE Energy Corp 6,415,519
41,420 ONE Gas, Inc 2,541,945
43,542 Ormat Technologies, Inc 2,816,297
34,114 Otter Tail Corp 3,084,588
1,803,833 (e) PG&E Corp 30,430,663
99,417 Pinnacle West Capital Corp 6,849,831
52,851 PNM Resources, Inc 1,914,792
86,822 Portland General Electric Co 3,553,624
645,366 PPL Corp 16,908,589
422,306 Public Service Enterprise Group, Inc 24,489,525
16,040 (a) Pure Cycle Corp 157,032
559,560 Sempra Energy 40,042,114
41,504 SJW Corp 2,471,148
958,319 Southern Co 66,622,337
66,919 Southwest Gas Holdings Inc 3,926,807
54,030 Spire, Inc 3,067,283
75,509 (a),(b) Sunnova Energy International, Inc 794,355
167,494 UGI Corp 3,708,317
17,356 Unitil Corp 824,757
299,161 Vistra Corp 12,274,576
284,161 WEC Energy Group, Inc 22,948,842
488,742 Xcel Energy, Inc 29,260,984
20,767 York Water Co 745,120
TOTAL UTILITIES 896,864,742
TOTAL COMMON STOCKS 41,260,013,999
(Cost $20,034,351,159)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
27,694 (c) Chinook Therapeutics, Inc 277
330,579 (b),(c) Selecta Biosciences, Inc 03/20/24 59,504
4,598 (c) Tobira Therapeutics, Inc 276
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 60,057
TOTAL RIGHTS/WARRANTS 60,057
(Cost $52,283)
TOTAL LONG-TERM INVESTMENTS 41,260,074,056
(Cost $20,034,403,442)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0 .1%
$ 2,560,000 Federal Home Loan Bank (FHLB) 0 .000% 02/12/24 2,555,563
8,570,000 FHLB 0 .000 02/14/24 8,552,669
6,633,000 FHLB 0 .000 02/20/24 6,613,838
4,197,000 FHLB 0 .000 02/27/24 4,180,632
5,000,000 Tennessee Valley Authority (TVA) 0 .010 02/14/24 4,989,889
TOTAL GOVERNMENT AGENCY DEBT 26,892,591

Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
REPURCHASE AGREEMENT - 0 .6%
$ 260,869,000 (f) Fixed Income Clearing Corp (FICC) 5 .320% 02/01/24 $ 260,869,000
TOTAL REPURCHASE AGREEMENT 260,869,000
TREASURY DEBT - 0 .2%
10,000,000 United States Treasury Bill 0 .000 02/06/24 9,992,708
20,000,000 United States Treasury Bill 0 .000 02/20/24 19,944,455
10,000,000 United States Treasury Bill 0 .010 02/22/24 9,969,309
12,500,000 United States Treasury Bill 0 .010 02/27/24 12,452,491
12,500,000 United States Treasury Bill 0 .010 03/05/24 12,439,787
5,000,000 United States Treasury Bill 0 .010 03/07/24 4,974,378
15,000,000 United States Treasury Bill 0 .010 03/12/24 14,912,228
TOTAL TREASURY DEBT 84,685,356
TOTAL SHORT-TERM INVESTMENTS 372,446,947
(Cost $372,448,940)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
115,366,357 (g) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 115,366,357
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 115,366,357
(Cost $115,366,357)
TOTAL INVESTMENTS - 100.8% 41,747,887,360
(Cost $20,522,218,739)
OTHER ASSETS & LIABILITIES, NET - (0.8)% (343,196,621)
NET ASSETS - 100.0% $ 41,404,690,739
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $136,781,443.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(e)
In bankruptcy
(f) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 1/31/24 to be repurchased at $260,907,551 on 2/1/24, collateralized by Government Agency
Securities, with coupon rate 0.375% and maturity date 7/15/27, valued at $266,086,404.
(g)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 492 03/15/24  $ 121,872,111 $ 119,814,300 $ (2,057,811)

Portfolio of Investments
Large-Cap Growth Index Fund January 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 2 .1%
1,371,232 (a) Tesla, Inc $ 256,818,041
TOTAL AUTOMOBILES & COMPONENTS 256,818,041
BANKS - 0 .1%
578 First Citizens Bancshares, Inc (Class A) 872,780
775,967 (a) NU Holdings Ltd 6,681,076
TOTAL BANKS 7,553,856
CAPITAL GOODS - 2 .8%
6,425 A.O. Smith Corp 498,644
35,569 Advanced Drainage Systems, Inc 4,638,909
39,274 Allegion plc 4,865,656
4,021 Allison Transmission Holdings, Inc 243,431
4,776 Armstrong World Industries, Inc 473,827
35,428 (a) Axon Enterprise, Inc 8,823,698
36,966 (a) Boeing Co 7,801,305
7,654 BWX Technologies, Inc 623,648
190,300 Caterpillar, Inc 57,148,993
178,220 (a),(b) ChargePoint Holdings, Inc 338,618
124,060 Deere & Co 48,827,535
25,637 Donaldson Co, Inc 1,655,894
7,894 EMCOR Group, Inc 1,800,700
212,886 Fastenal Co 14,525,212
5,456 Ferguson plc 1,024,964
33,355 Graco, Inc 2,845,182
20,122 HEICO Corp 3,613,710
34,344 HEICO Corp (Class A) 4,858,646
42,147 Honeywell International, Inc 8,524,652
11,915 Hubbell, Inc 3,998,317
2,989 IDEX Corp 632,174
121,616 Illinois Tool Works, Inc 31,729,614
25,447 Lincoln Electric Holdings, Inc 5,654,832
110,213 Lockheed Martin Corp 47,326,564
3,965 Northrop Grumman Corp 1,771,403
11,917 Otis Worldwide Corp 1,053,939
18,434 Quanta Services, Inc 3,577,118
57,438 Rockwell Automation, Inc 14,547,897
7,006 (a) SiteOne Landscape Supply, Inc 1,082,777
3,495 (a) Spirit Aerosystems Holdings, Inc (Class A) 95,973
53,151 Toro Co 4,915,404
32,865 Trane Technologies plc 8,283,623
4,716 TransDigm Group, Inc 5,153,079
54,254 (a) Trex Co, Inc 4,420,616
6,841 United Rentals, Inc 4,278,361
56 Valmont Industries, Inc 12,640
9,442 Vertiv Holdings Co 531,868
21,907 W.W. Grainger, Inc 19,620,785
4,035 Watsco, Inc 1,577,604
24,117 (a) WillScot Mobile Mini Holdings Corp 1,140,734
13,777 Xylem, Inc 1,549,086
TOTAL CAPITAL GOODS 336,087,632
COMMERCIAL & PROFESSIONAL SERVICES - 1 .7%
175,694 Automatic Data Processing, Inc 43,182,071
64,220 Booz Allen Hamilton Holding Corp 9,040,249
48,213 Broadridge Financial Solutions, Inc 9,845,095
38,131 Cintas Corp 23,052,859
423,855 (a) Copart, Inc 20,361,994
84,480 (a) CoStar Group, Inc 7,052,390

Large-Cap Growth Index Fund January 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
43,079 Equifax, Inc $ 10,525,923
2,997 (a) FTI Consulting, Inc 574,255
21,794 Genpact Ltd 782,405
23,987 KBR, Inc 1,249,963
3,051 MSA Safety, Inc 503,506
161,232 Paychex, Inc 19,626,771
26,380 Paycom Software, Inc 5,018,531
67,043 RB Global, Inc 4,288,741
127,655 Rollins, Inc 5,528,738
4,688 Tetra Tech, Inc 741,548
71,451 Verisk Analytics, Inc 17,257,560
180,876 Waste Management, Inc 33,576,012
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 212,208,611
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 9 .1%
4,477,427 (a) Amazon.com, Inc 694,896,670
7,365 (a) Autozone, Inc 20,343,087
12,962 Best Buy Co, Inc 939,615
32,998 (a) Burlington Stores, Inc 6,307,568
4,268 (a) Carmax, Inc 303,796
533,158 (a) Coupang, Inc 7,464,212
2,165 Dick's Sporting Goods, Inc 322,737
16,145 eBay, Inc 663,075
33,571 (a) Etsy, Inc 2,234,486
28,264 (a) Five Below, Inc 5,072,257
50,937 (a) Floor & Decor Holdings, Inc 5,122,225
496,625 Home Depot, Inc 175,288,760
212,167 Lowe's Cos, Inc 45,157,624
8,205 Murphy USA, Inc 2,892,427
9,610 (a) Ollie's Bargain Outlet Holdings, Inc 691,247
24,927 (a) O'Reilly Automotive, Inc 25,501,567
19,404 Pool Corp 7,203,735
1,297 (a) RH 328,764
156,717 Ross Stores, Inc 21,984,261
571,279 TJX Cos, Inc 54,220,090
54,338 Tractor Supply Co 12,204,315
24,706 (a) Ulta Beauty, Inc 12,403,647
12,036 Valvoline, Inc 439,194
12,138 (a) Victoria's Secret & Co 316,195
14,046 (a) Wayfair, Inc 705,812
4,098 Williams-Sonoma, Inc 792,512
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,103,799,878
CONSUMER DURABLES & APPAREL - 0 .6%
4,162 (a) BK LC Lux Finco 2 Sarl 193,075
2,387 Brunswick Corp 192,583
29,657 (a) Crocs, Inc 3,009,592
12,903 (a) Deckers Outdoor Corp 9,725,378
55,357 (a) Lululemon Athletica, Inc 25,122,114
316,505 Nike, Inc (Class B) 32,134,753
129 (a) NVR, Inc 912,713
130,601 (a) Peloton Interactive, Inc 726,142
2,321 Polaris Industries, Inc 208,797
4,710 (a) Skechers U.S.A., Inc (Class A) 294,092
6,024 Tapestry, Inc 233,671
16,558 Tempur Sealy International, Inc 826,079
1,003 (a) TopBuild Corp 370,237
41,824 (a) YETI Holdings, Inc 1,839,001
TOTAL CONSUMER DURABLES & APPAREL 75,788,227
CONSUMER SERVICES - 2 .9%
202,002 (a) Airbnb, Inc 29,116,568
17,649 (a) Booking Holdings, Inc 61,903,338
3,484 (a) Bright Horizons Family Solutions, Inc 342,303

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
40,939 (a) Caesars Entertainment, Inc $ 1,795,994
1,666 (a),(b) Cava Group, Inc 77,969
13,554 (a) Chipotle Mexican Grill, Inc (Class A) 32,648,469
13,265 Choice Hotels International, Inc 1,606,657
36,757 Churchill Downs, Inc 4,446,494
27,488 Darden Restaurants, Inc 4,468,999
17,218 Domino's Pizza, Inc 7,338,656
120,685 (a) DoorDash, Inc 12,575,377
204,244 (a) DraftKings, Inc 7,975,728
50,454 (a) Expedia Group, Inc 7,483,842
4,091 (a) Grand Canyon Education, Inc 534,244
48,397 H&R Block, Inc 2,266,915
58,114 Hilton Worldwide Holdings, Inc 11,097,449
173,884 Las Vegas Sands Corp 8,506,405
122,056 Marriott International, Inc (Class A) 29,260,485
149,478 McDonald's Corp 43,755,200
49,648 (a) Norwegian Cruise Line Holdings Ltd 883,734
19,862 (a) Planet Fitness, Inc 1,345,849
34,368 (a) Royal Caribbean Cruises Ltd 4,381,920
27,653 Service Corp International 1,856,069
563,052 Starbucks Corp 52,380,728
32,591 Texas Roadhouse, Inc (Class A) 4,097,341
11,969 Travel & Leisure Co 483,787
1,940 Vail Resorts, Inc 430,680
80,273 Wendy's Co 1,531,609
14,605 Wingstop, Inc 4,105,612
2,821 Wyndham Hotels & Resorts, Inc 219,841
3,081 Wynn Resorts Ltd 290,939
122,907 Yum! Brands, Inc 15,915,227
TOTAL CONSUMER SERVICES 355,124,428
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .8%
2,294 Albertsons Cos, Inc 48,679
22,462 (a) BJ's Wholesale Club Holdings, Inc 1,445,205
2,627 Casey's General Stores, Inc 712,863
219,908 Costco Wholesale Corp 152,809,671
109,232 Dollar General Corp 14,426,270
6,521 (a) Maplebear, Inc 159,569
35,103 (a) Performance Food Group Co 2,551,286
254,604 Sysco Corp 20,605,102
229,581 Target Corp 31,930,125
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 224,688,770
ENERGY - 0 .5%
55,323 Antero Midstream Corp 677,153
131,681 APA Corp 4,125,566
119,528 Cheniere Energy, Inc 19,601,397
88,065 Halliburton Co 3,139,517
79,233 Hess Corp 11,134,613
27,395 (b) New Fortress Energy, Inc 910,336
12,019 ONEOK, Inc 820,297
50,252 Ovintiv, Inc 2,131,690
114,205 Targa Resources Corp 9,702,857
3,173 Texas Pacific Land Corp 4,636,800
TOTAL ENERGY 56,880,226
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .8%
232,339 American Tower Corp 45,457,125
23,430 Crown Castle, Inc 2,536,297
23,456 Equinix, Inc 19,463,085
28,442 Equity Lifestyle Properties, Inc 1,925,239
69,663 Iron Mountain, Inc 4,703,646
33,928 Lamar Advertising Co 3,551,583
45,245 Public Storage, Inc 12,812,932

Large-Cap Growth Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
5,308 SBA Communications Corp $ 1,188,249
34,533 Simon Property Group, Inc 4,786,619
12,977 Sun Communities, Inc 1,626,667
8,678 UDR, Inc 312,582
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 98,364,024
FINANCIAL SERVICES - 6 .3%
93,089 American Express Co 18,686,686
51,519 Ameriprise Financial, Inc 19,929,095
258,890 Apollo Global Management, Inc 25,992,556
81,856 Ares Management Corp 9,943,867
355,608 Blackstone, Inc 44,255,416
98,470 (a) Block, Inc 6,401,535
32,374 Blue Owl Capital, Inc 503,092
174,371 Equitable Holdings, Inc 5,700,188
11,528 (a) Euronet Worldwide, Inc 1,148,765
18,809 Factset Research Systems, Inc 8,951,579
80,617 (a) Fiserv, Inc 11,437,134
32,894 (a) FleetCor Technologies, Inc 9,536,957
1,804 Houlihan Lokey, Inc 216,083
293,224 iShares Russell 1000 Growth Index Fund 91,063,645
11,256 Jack Henry & Associates, Inc 1,866,582
77,561 KKR & Co, Inc 6,715,231
37,740 LPL Financial Holdings, Inc 9,027,031
18,358 MarketAxess Holdings, Inc 4,139,913
413,036 Mastercard, Inc (Class A) 185,548,162
71,452 Moody's Corp 28,012,042
13,124 Morningstar, Inc 3,665,533
19,196 MSCI, Inc (Class A) 11,491,110
498,086 (a) PayPal Holdings, Inc 30,557,576
32,716 (a) Rocket Cos, Inc 402,734
12,988 S&P Global, Inc 5,823,170
24,431 (a) Shift4 Payments, Inc 1,754,390
45,953 SLM Corp 913,546
185,006 (a) Toast, Inc 3,287,557
9,118 TPG, Inc 379,582
19,436 Tradeweb Markets, Inc 1,854,000
3,902 (b) UWM Holdings Corp 26,143
793,376 Visa, Inc (Class A) 216,797,926
10,969 Western Union Co 137,880
9,559 (a) WEX, Inc 1,953,764
13,400 XP, Inc 329,372
TOTAL FINANCIAL SERVICES 768,449,842
FOOD, BEVERAGE & TOBACCO - 1 .5%
4,400 (a) Boston Beer Co, Inc (Class A) 1,536,788
18,303 Brown-Forman Corp (Class A) 1,031,740
76,215 Brown-Forman Corp (Class B) 4,184,203
73,935 (a) Celsius Holdings, Inc 3,689,357
960,198 Coca-Cola Co 57,122,179
8,697 Constellation Brands, Inc (Class A) 2,131,461
6,139 (a) Freshpet, Inc 528,568
55,845 Hershey Co 10,808,241
70,080 Lamb Weston Holdings, Inc 7,178,995
367,404 (a) Monster Beverage Corp 20,214,568
473,503 PepsiCo, Inc 79,799,461
TOTAL FOOD, BEVERAGE & TOBACCO 188,225,561
HEALTH CARE EQUIPMENT & SERVICES - 4 .1%
53,229 Abbott Laboratories 6,022,861
133,181 (a),(b) agilon health, Inc 784,436
37,622 (a) Align Technology, Inc 10,057,113
79,241 AmerisourceBergen Corp 18,437,796
64,699 Cardinal Health, Inc 7,064,484

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
29,879 (a) Certara, Inc $ 482,845
5,357 Chemed Corp 3,175,576
10,535 Cigna Group 3,170,508
25,137 (a) DaVita, Inc 2,718,818
192,906 (a) DexCom, Inc 23,409,143
20,715 (a) Doximity, Inc 558,269
300,890 (a) Edwards Lifesciences Corp 23,610,838
15,398 Elevance Health, Inc 7,597,989
3,281 Encompass Health Corp 233,082
14,388 GE HealthCare Technologies, Inc 1,055,504
16,247 (a) Globus Medical, Inc 857,679
20,540 HCA, Inc 6,262,646
27,110 Humana, Inc 10,249,207
41,107 (a) IDEXX Laboratories, Inc 21,173,394
14,009 (a) Inspire Medical Systems, Inc 2,954,078
33,613 (a) Insulet Corp 6,415,713
173,298 (a) Intuitive Surgical, Inc 65,544,770
22,647 (a) Masimo Corp 2,920,104
25,262 McKesson Corp 12,628,221
15,376 (a) Molina Healthcare, Inc 5,480,621
43,669 (a) Novocure Ltd 607,872
18,524 (a) Penumbra, Inc 4,671,568
72,184 Resmed, Inc 13,729,397
17,181 (a) Shockwave Medical, Inc 3,887,201
44,945 Stryker Corp 15,078,149
4,277 (a) Tandem Diabetes Care, Inc 97,516
388,870 UnitedHealth Group, Inc 199,000,334
71,972 (a) Veeva Systems, Inc 14,927,712
TOTAL HEALTH CARE EQUIPMENT & SERVICES 494,865,444
HOUSEHOLD & PERSONAL PRODUCTS - 0 .7%
108,059 Church & Dwight Co, Inc 10,789,691
60,727 Clorox Co 8,820,597
35,342 Estee Lauder Cos (Class A) 4,664,791
294,491 Kenvue, Inc 6,113,633
159,053 Kimberly-Clark Corp 19,240,641
218,129 Procter & Gamble Co 34,276,791
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 83,906,144
INSURANCE - 0 .8%
24,582 (a) Arch Capital Group Ltd 2,026,294
9,650 (a) Brighthouse Financial, Inc 499,580
45,121 Brown & Brown, Inc 3,499,585
2,782 Everest Re Group Ltd 1,070,987
5,803 Gallagher (Arthur J.) & Co 1,347,224
11,410 Kinsale Capital Group, Inc 4,536,274
3,936 Lincoln National Corp 108,043
197,095 Marsh & McLennan Cos, Inc 38,204,895
11,458 Primerica, Inc 2,683,005
216,436 Progressive Corp 38,579,717
6,411 RenaissanceRe Holdings Ltd 1,467,029
4,352 RLI Corp 593,482
45,246 (a) Ryan Specialty Holdings, Inc 1,960,057
6,499 Willis Towers Watson plc 1,600,704
TOTAL INSURANCE 98,176,876
MATERIALS - 0 .7%
4,217 Ardagh Metal Packaging S.A. 15,561
12,932 Avery Dennison Corp 2,579,287
11,643 (a) Axalta Coating Systems Ltd 377,466
11,452 Eagle Materials, Inc 2,591,359
96,734 Ecolab, Inc 19,174,613
9,035 FMC Corp 507,767
94,808 (a),(b) Ginkgo Bioworks Holdings, Inc 114,718

Large-Cap Growth Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
79,141 Graphic Packaging Holding Co $ 2,018,887
22,739 Linde plc 9,205,429
28,748 PPG Industries, Inc 4,054,618
11,772 RPM International, Inc 1,255,602
19,488 Scotts Miracle-Gro Co (Class A) 1,096,395
38,730 Sealed Air Corp 1,338,122
98,998 Sherwin-Williams Co 30,133,011
41,164 Southern Copper Corp 3,379,564
15,696 Vulcan Materials Co 3,547,453
TOTAL MATERIALS 81,389,852
MEDIA & ENTERTAINMENT - 11 .4%
2,494,765 (a) Alphabet, Inc 353,757,677
2,953,540 (a) Alphabet, Inc (Class A) 413,790,954
201 Cable One, Inc 110,335
50,077 (a) Charter Communications, Inc 18,564,045
11,749 (a) Liberty Broadband Corp 921,709
674 (a) Liberty Broadband Corp (Class A) 52,451
17,269 (a) Live Nation, Inc 1,534,350
131,787 (a) Match Group, Inc 5,057,985
1,099,222 (a) Meta Platforms, Inc 428,850,471
214,602 (a) NetFlix, Inc 121,059,134
5,728 Nexstar Media Group, Inc 1,017,923
293,001 (a) Pinterest, Inc 10,978,747
22,617 (a) Playtika Holding Corp 163,295
233,905 (a) ROBLOX Corp 9,077,853
7,452 (a) Roku, Inc 656,223
69,842 (a) Spotify Technology S.A. 15,040,475
30,078 TKO Group Holdings, Inc 2,517,228
78,643 (a) ZoomInfo Technologies, Inc 1,261,434
TOTAL MEDIA & ENTERTAINMENT 1,384,412,289
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6 .6%
45,971 (a) 10X Genomics, Inc 1,915,612
877,711 AbbVie, Inc 144,295,688
119,558 Agilent Technologies, Inc 15,554,496
48,747 (a) Alnylam Pharmaceuticals, Inc 8,428,844
181,308 Amgen, Inc 56,977,852
49,987 (a) Apellis Pharmaceuticals, Inc 3,163,677
10,770 (a) BioMarin Pharmaceutical, Inc 948,622
71,563 Bio-Techne Corp 5,032,310
52,009 Bruker BioSciences Corp 3,719,164
420,678 Eli Lilly & Co 271,593,924
30,222 (a) Exact Sciences Corp 1,976,519
113,511 (a) Exelixis, Inc 2,469,999
5,922 (a) ICON plc 1,544,872
22,998 (a) Illumina, Inc 3,288,944
64,932 (a) Incyte Corp 3,816,054
63,618 (a) Ionis Pharmaceuticals, Inc 3,269,329
83,697 (a) IQVIA Holdings, Inc 17,428,226
16,144 (a) Jazz Pharmaceuticals plc 1,981,192
15,506 (a) Karuna Therapeutics, Inc 4,859,890
9,185 (a) Maravai LifeSciences Holdings, Inc 53,273
11,303 (a) Medpace Holdings, Inc 3,295,729
231,945 Merck & Co, Inc 28,014,317
10,827 (a) Mettler-Toledo International, Inc 12,961,976
52,862 (a) Natera, Inc 3,485,720
46,751 (a) Neurocrine Biosciences, Inc 6,534,387
3,429 (a) Regeneron Pharmaceuticals, Inc 3,232,793
11,955 (a) Repligen Corp 2,264,277
167,633 (a) Roivant Sciences Ltd 1,676,330
43,246 (a) Sarepta Therapeutics, Inc 5,145,841
26,112 (a) Sotera Health Co 384,369
117,961 Thermo Fisher Scientific, Inc 63,578,620

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
41,405 (a) Ultragenyx Pharmaceutical, Inc $ 1,826,375
116,805 (a) Vertex Pharmaceuticals, Inc 50,620,951
29,912 (a) Waters Corp 9,503,341
36,781 West Pharmaceutical Services, Inc 13,720,416
229,126 Zoetis, Inc 43,032,154
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 801,596,083
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11 .1%
452,924 (a) Advanced Micro Devices, Inc 75,950,826
42,859 (a) Allegro MicroSystems, Inc 1,111,762
349,765 Applied Materials, Inc 57,466,390
214,300 Broadcom, Inc 252,874,000
64,670 (a) Enphase Energy, Inc 6,734,087
3,776 Entegris, Inc 444,435
68,175 KLA Corp 40,498,677
62,014 Lam Research Corp 51,172,092
69,568 (a) Lattice Semiconductor Corp 4,233,909
191,885 Microchip Technology, Inc 16,344,764
22,546 Monolithic Power Systems, Inc 13,588,925
1,180,815 Nvidia Corp 726,520,045
482,957 QUALCOMM, Inc 71,723,944
63,148 Teradyne, Inc 6,099,465
182,554 Texas Instruments, Inc 29,230,547
10,301 Universal Display Corp 1,748,801
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,355,742,669
SOFTWARE & SERVICES - 21 .1%
314,213 Accenture plc 114,335,826
227,808 (a) Adobe, Inc 140,735,226
28,188 (a) Alteryx, Inc 1,337,802
35,501 (a) Ansys, Inc 11,638,293
28,463 (a) AppLovin Corp 1,170,683
77,426 (a) Atlassian Corp Ltd 19,338,692
106,641 (a) Autodesk, Inc 27,066,552
93,516 Bentley Systems, Inc 4,713,206
133,699 (a) Cadence Design Systems, Inc 38,566,814
6,171 (a) Ceridian HCM Holding, Inc 429,008
146,557 (a) Cloudflare, Inc 11,585,331
87,817 (a) Confluent, Inc 1,963,588
106,557 (a) Crowdstrike Holdings, Inc 31,167,923
136,214 (a) Datadog, Inc 16,950,470
97,923 (a) DocuSign, Inc 5,965,469
65,233 (a) DoubleVerify Holdings, Inc 2,609,972
111,102 (a) Dropbox, Inc 3,519,711
121,538 (a) Dynatrace, Inc 6,927,666
38,744 (a) Elastic NV 4,535,373
27,035 (a) EPAM Systems, Inc 7,518,704
12,082 (a) Fair Isaac Corp 14,484,264
33,972 (a) Five9, Inc 2,577,116
323,519 (a) Fortinet, Inc 20,863,740
38,343 (a) Gartner, Inc 17,539,622
41,926 Gen Digital, Inc 984,422
44,246 (a) Gitlab, Inc 3,146,333
20,004 (a) Globant S.A. 4,717,143
45,563 (a) GoDaddy, Inc 4,859,750
30,968 (a) HashiCorp, Inc 676,960
22,706 (a) HubSpot, Inc 13,873,366
2,837 (a) Informatica, Inc 85,110
135,738 Intuit, Inc 85,695,472
30,101 (a) Manhattan Associates, Inc 7,301,299
3,698,503 Microsoft Corp 1,470,450,823
33,461 (a) MongoDB, Inc 13,401,800
5,332 (a) nCino OpCo, Inc 167,851
27,297 (a) Nutanix, Inc 1,534,091

Large-Cap Growth Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
4,689 (a) Okta, Inc $ 387,546
313,533 Oracle Corp 35,021,636
939,975 (a) Palantir Technologies, Inc 15,124,198
149,267 (a) Palo Alto Networks, Inc 50,528,372
12,365 (a) Paycor HCM, Inc 240,252
21,447 (a) Paylocity Holding Corp 3,397,419
18,974 Pegasystems, Inc 924,793
38,294 (a) Procore Technologies, Inc 2,733,809
28,481 (a) PTC, Inc 5,145,093
43,129 (a) RingCentral, Inc 1,461,642
354,707 (a) Salesforce, Inc 99,704,591
12,259 (a) SentinelOne, Inc 328,541
101,101 (a) ServiceNow, Inc 77,382,705
62,234 (a) Smartsheet, Inc 2,798,663
157,140 (a) Snowflake, Inc 30,742,870
76,483 (a) Splunk, Inc 11,730,198
75,675 (a) Synopsys, Inc 40,361,261
49,348 (a) Teradata Corp 2,278,891
219,812 (a) Trade Desk, Inc 15,041,735
13,614 (a) Twilio, Inc 957,473
16,190 (a) Tyler Technologies, Inc 6,844,323
140,411 (a) UiPath, Inc 3,226,645
55,176 (a) Unity Software, Inc 1,787,702
2,240 (a) VeriSign, Inc 445,491
98,905 (a) Workday, Inc 28,788,278
44,403 (a) Zscaler, Inc 10,464,455
TOTAL SOFTWARE & SERVICES 2,562,284,053
TECHNOLOGY HARDWARE & EQUIPMENT - 12 .0%
146,108 Amphenol Corp (Class A) 14,771,519
7,328,507 Apple, Inc 1,351,376,691
124,970 (a) Arista Networks, Inc 32,327,239
63,407 CDW Corp 14,375,635
86,028 HP, Inc 2,469,864
41,473 Jabil Inc 5,196,152
24,585 (a) Keysight Technologies, Inc 3,767,897
75,512 Motorola Solutions, Inc 24,126,084
41,544 NetApp, Inc 3,622,637
106,308 (a) Pure Storage, Inc 4,251,257
823 (b) Ubiquiti, Inc 103,484
25,750 Vontier Corp 890,692
4,505 (a) Zebra Technologies Corp (Class A) 1,079,173
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,458,358,324
TELECOMMUNICATION SERVICES - 0 .0%
54,664 Iridium Communications, Inc 1,982,117
TOTAL TELECOMMUNICATION SERVICES 1,982,117
TRANSPORTATION - 1 .2%
15 (a) Amerco, Inc 994
111,776 (a) American Airlines Group, Inc 1,590,573
3,428 Avis Budget Group, Inc 561,198
43,255 CH Robinson Worldwide, Inc 3,637,313
109,457 CSX Corp 3,907,615
15,998 Delta Air Lines, Inc 626,162
10,153 Expeditors International Washington, Inc 1,282,629
7,925 JB Hunt Transport Services, Inc 1,592,767
14,370 Landstar System, Inc 2,755,016
173,778 (a) Lyft, Inc (Class A) 2,170,487
45,870 Old Dominion Freight Line 17,936,087
1,418 (a) Saia, Inc 638,922
978,327 (a) Uber Technologies, Inc 63,855,403
15,091 U-Haul Holding Co 963,862
130,158 Union Pacific Corp 31,749,441

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
102,537 United Parcel Service, Inc (Class B) $ 14,550,000
TOTAL TRANSPORTATION 147,818,469
UTILITIES - 0 .0%
198,996 AES Corp 3,319,253
55,779 Vistra Corp 2,288,613
TOTAL UTILITIES 5,607,866
TOTAL COMMON STOCKS 12,160,129,282
(Cost $4,560,151,662)
TOTAL LONG-TERM INVESTMENTS 12,160,129,282
(Cost $4,560,151,662)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.0%
GOVERNMENT AGENCY DEBT - 0 .0%
$ 743,000 Federal Home Loan Bank (FHLB) 0 .010% 02/01/24 742,893
TOTAL GOVERNMENT AGENCY DEBT 742,893
TOTAL SHORT-TERM INVESTMENTS 742,893
(Cost $743,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
680,529 (c) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 680,529
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 680,529
(Cost $680,529)
TOTAL INVESTMENTS - 99.9% 12,161,552,704
(Cost $4,561,575,191)
OTHER ASSETS & LIABILITIES, NET - 0.1% 8,190,512
NET ASSETS - 100.0% $ 12,169,743,216
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,760,254.
(c)
Investments made with cash collateral received from securities on loan.

Large-Cap Value Index Fund January 31, 2024
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 0 .8%
119,483 (a) Aptiv plc $ 9,717,552
99,930 BorgWarner, Inc 3,387,627
1,715,424 Ford Motor Co 20,104,769
592,131 General Motors Co 22,974,683
101,858 Gentex Corp 3,374,555
53,893 Harley-Davidson, Inc 1,748,828
26,073 Lear Corp 3,465,102
354,852 (a),(b) Lucid Group, Inc 1,199,400
19,986 Phinia, Inc 604,377
140,300 (a) QuantumScape Corp 955,443
292,060 (a),(b) Rivian Automotive, Inc 4,471,438
22,845 Thor Industries, Inc 2,581,942
TOTAL AUTOMOBILES & COMPONENTS 74,585,716
BANKS - 7 .1%
3,010,450 Bank of America Corp 102,385,404
47,830 Bank OZK 2,157,611
11,727 BOK Financial Corp 983,192
833,322 Citigroup, Inc 46,807,697
202,437 Citizens Financial Group, Inc 6,619,690
86,944 Columbia Banking System, Inc 1,752,791
56,576 Comerica, Inc 2,974,766
53,478 Commerce Bancshares, Inc 2,787,273
26,818 Cullen/Frost Bankers, Inc 2,845,926
62,126 East West Bancorp, Inc 4,523,394
292,645 Fifth Third Bancorp 10,020,165
4,131 First Citizens Bancshares, Inc (Class A) 6,237,810
57,948 First Hawaiian, Inc 1,256,892
250,134 First Horizon National Corp 3,561,908
160,829 FNB Corp 2,119,726
635,341 Huntington Bancshares, Inc 8,087,891
1,257,572 JPMorgan Chase & Co 219,270,254
400,347 Keycorp 5,817,042
71,352 M&T Bank Corp 9,853,711
309,932 New York Community Bancorp, Inc 2,005,260
316,806 (a) NU Holdings Ltd 2,727,700
32,142 Pinnacle Financial Partners, Inc 2,840,710
173,580 PNC Financial Services Group, Inc 26,247,032
30,544 Popular, Inc 2,609,985
37,628 Prosperity Bancshares, Inc 2,404,805
402,886 Regions Financial Corp 7,521,882
63,268 Synovus Financial Corp 2,382,673
579,165 Truist Financial Corp 21,463,855
678,580 US Bancorp 28,188,213
74,045 Webster Financial Corp 3,663,747
1,599,330 Wells Fargo & Co 80,254,379
46,487 Western Alliance Bancorp 2,973,309
24,965 Wintrust Financial Corp 2,421,106
62,860 Zions Bancorporation 2,633,834
TOTAL BANKS 630,401,633
CAPITAL GOODS - 10 .1%
239,780 3M Co 22,623,243
47,352 A.O. Smith Corp 3,674,989
12,992 Acuity Brands, Inc 3,094,175
56,635 Aecom Technology Corp 4,994,641
26,916 AGCO Corp 3,292,634
47,221 Air Lease Corp 1,974,310

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
2,844 Allegion plc $ 352,343
35,365 Allison Transmission Holdings, Inc 2,140,997
100,972 Ametek, Inc 16,362,513
13,694 Armstrong World Industries, Inc 1,358,582
56,429 (a) AZEK Co, Inc 2,175,902
209,221 (a) Boeing Co 44,154,000
53,155 (a) Builders FirstSource, Inc 9,234,618
32,704 BWX Technologies, Inc 2,664,722
21,057 Carlisle Cos, Inc 6,617,373
359,580 Carrier Global Corp 19,672,622
55,744 Caterpillar, Inc 16,740,481
422,391 CNH Industrial NV 5,068,692
71,043 (a) Core & Main, Inc 2,934,786
21,780 Crane Co 2,703,116
61,198 Cummins, Inc 14,644,681
17,048 Curtiss-Wright Corp 3,794,373
7,668 Deere & Co 3,017,971
30,549 Donaldson Co, Inc 1,973,160
60,235 Dover Corp 9,021,998
174,093 Eaton Corp plc 42,840,805
13,249 EMCOR Group, Inc 3,022,229
249,097 Emerson Electric Co 22,849,668
23,801 Esab Corp 2,046,648
61,958 Fastenal Co 4,227,394
84,247 Ferguson plc 15,826,641
58,329 Flowserve Corp 2,329,077
155,443 Fortive Corp 12,152,534
54,621 Fortune Brands Innovations, Inc 4,238,043
49,778 (a) Gates Industrial Corp plc 641,141
26,279 (a) Generac Holdings, Inc 2,987,134
106,665 General Dynamics Corp 28,265,158
473,464 General Electric Co 62,696,103
42,675 Graco, Inc 3,640,177
49,995 (a) Hayward Holdings, Inc 625,937
1,262 HEICO Corp 226,643
3,587 HEICO Corp (Class A) 507,453
36,268 Hexcel Corp 2,407,833
253,182 Honeywell International, Inc 51,208,591
163,935 Howmet Aerospace, Inc 9,222,983
12,596 Hubbell, Inc 4,226,840
16,926 Huntington Ingalls Industries, Inc 4,382,480
30,030 IDEX Corp 6,351,345
24,000 Illinois Tool Works, Inc 6,261,600
174,844 Ingersoll Rand, Inc 13,963,042
35,354 ITT, Inc 4,270,056
296,187 Johnson Controls International plc 15,606,093
82,796 L3Harris Technologies, Inc 17,256,342
14,245 Lennox International, Inc 6,099,139
1,567 Lincoln Electric Holdings, Inc 348,219
97,153 Masco Corp 6,537,425
27,853 (a) Mastec, Inc 1,829,107
90,863 MDU Resources Group, Inc 1,772,737
22,193 (a) Mercury Computer Systems, Inc 658,244
22,912 (a) Middleby Corp 3,232,196
20,667 MSC Industrial Direct Co (Class A) 2,039,420
24,715 Nordson Corp 6,221,260
58,824 Northrop Grumman Corp 26,280,210
71,131 nVent Electric plc 4,270,705
29,378 Oshkosh Corp 3,234,518
168,179 Otis Worldwide Corp 14,873,751
38,742 Owens Corning, Inc 5,870,575
223,763 PACCAR, Inc 22,463,568
55,826 Parker-Hannifin Corp 25,931,177

Large-Cap Value Index Fund January 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
71,714 Pentair plc $ 5,247,313
254,414 (a),(b) Plug Power, Inc 1,132,142
45,794 Quanta Services, Inc 8,886,326
12,215 (a) RBC Bearings, Inc 3,280,216
29,972 Regal-Beloit Corp 4,000,063
626,695 RTX Corp 57,104,448
65,705 Sensata Technologies Holding plc 2,376,550
13,020 (a) SiteOne Landscape Supply, Inc 2,012,241
22,440 Snap-On, Inc 6,506,029
40,509 (a) Spirit Aerosystems Holdings, Inc (Class A) 1,112,377
68,202 Stanley Black & Decker, Inc 6,363,247
91,825 (a) Sunrun, Inc 1,329,626
85,420 Textron, Inc 7,235,928
27,031 Timken Co 2,214,109
70,352 Trane Technologies plc 17,732,222
19,175 TransDigm Group, Inc 20,952,139
23,528 United Rentals, Inc 14,714,411
8,372 Valmont Industries, Inc 1,889,644
139,839 Vertiv Holdings Co 7,877,131
10,775 Watsco, Inc 4,212,810
19,117 WESCO International, Inc 3,317,182
76,747 Westinghouse Air Brake Technologies Corp 10,097,603
63,564 (a) WillScot Mobile Mini Holdings Corp 3,006,577
25,953 Woodward Inc 3,575,545
90,158 Xylem, Inc 10,137,366
TOTAL CAPITAL GOODS 886,542,408
COMMERCIAL & PROFESSIONAL SERVICES - 1 .2%
25,243 Automatic Data Processing, Inc 6,204,224
8,308 Broadridge Financial Solutions, Inc 1,696,494
9,750 (a) CACI International, Inc (Class A) 3,351,367
4,063 Cintas Corp 2,456,368
208,273 (a),(b) Clarivate plc 1,861,961
22,392 (a) Clean Harbors, Inc 3,760,960
18,384 Concentrix Corp 1,633,786
99,507 (a) CoStar Group, Inc 8,306,844
25,469 (a) Driven Brands Holdings, Inc 333,899
109,291 Dun & Bradstreet Holdings, Inc 1,266,683
16,224 Equifax, Inc 3,964,172
11,674 (a) FTI Consulting, Inc 2,236,855
58,175 Genpact Ltd 2,088,482
53,880 Jacobs Solutions, Inc 7,261,408
37,167 KBR, Inc 1,936,772
58,872 Leidos Holdings, Inc 6,503,590
21,463 Manpower, Inc 1,591,267
13,229 MSA Safety, Inc 2,183,182
18,446 RB Global, Inc 1,179,991
89,204 Republic Services, Inc 15,264,588
45,443 Robert Half International, Inc 3,614,536
23,395 Science Applications International Corp 2,986,606
93,919 SS&C Technologies Holdings, Inc 5,730,937
39,894 (a) Stericycle, Inc 1,914,912
18,753 Tetra Tech, Inc 2,966,350
82,539 TransUnion 5,710,873
96,454 Veralto Corp 7,397,057
52,102 Vestis Corp 1,114,983
17,558 Waste Management, Inc 3,259,292
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 109,778,439
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1 .0%
23,512 Advance Auto Parts, Inc 1,571,777
12,467 (a) Autonation, Inc 1,741,141
1,310 (a) Autozone, Inc 3,618,390
101,783 Bath & Body Works, Inc 4,342,063

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
72,669 Best Buy Co, Inc $ 5,267,776
64,437 (a) Carmax, Inc 4,586,626
24,381 Dick's Sporting Goods, Inc 3,634,476
222,026 eBay, Inc 9,118,608
23,279 (a) Etsy, Inc 1,549,450
119,108 (a) GameStop Corp (Class A) 1,694,907
83,695 Gap, Inc 1,564,260
60,536 Genuine Parts Co 8,488,963
48,311 Kohl's Corp 1,244,491
11,133 Lithia Motors, Inc (Class A) 3,282,565
115,906 LKQ Corp 5,409,333
67,654 Lowe's Cos, Inc 14,399,477
116,464 Macy's, Inc 2,130,127
450 Murphy USA, Inc 158,634
49,014 Nordstrom, Inc 889,604
18,081 (a) Ollie's Bargain Outlet Holdings, Inc 1,300,566
4,013 (a) O'Reilly Automotive, Inc 4,105,500
8,676 Penske Auto Group, Inc 1,287,258
34,977 (a) Petco Health & Wellness Co, Inc 83,595
5,876 (a) RH 1,489,448
9,728 Ross Stores, Inc 1,364,644
44,459 Valvoline, Inc 1,622,309
16,148 (a) Victoria's Secret & Co 420,655
20,715 (a) Wayfair, Inc 1,040,929
24,527 Williams-Sonoma, Inc 4,743,277
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 92,150,849
CONSUMER DURABLES & APPAREL - 1 .6%
9,257 (a) BK LC Lux Finco 2 Sarl 429,432
27,395 Brunswick Corp 2,210,229
48,948 (a) Capri Holdings Ltd 2,385,725
15,043 Carter's, Inc 1,137,852
15,726 Columbia Sportswear Co 1,246,443
134,312 DR Horton, Inc 19,194,528
66,388 (a) Garmin Ltd 7,932,702
58,564 Hasbro, Inc 2,866,708
57,443 Leggett & Platt, Inc 1,333,252
107,387 Lennar Corp (Class A) 16,091,942
5,941 Lennar Corp (Class B) 824,314
152,090 (a) Mattel, Inc 2,720,890
23,398 (a) Mohawk Industries, Inc 2,439,241
163,608 Newell Rubbermaid, Inc 1,361,219
241,824 Nike, Inc (Class B) 24,552,391
1,164 (a) NVR, Inc 8,235,638
21,242 Polaris Industries, Inc 1,910,930
93,263 Pulte Homes, Inc 9,751,579
27,194 PVH Corp 3,270,350
17,559 Ralph Lauren Corp 2,522,701
55,150 (a) Skechers U.S.A., Inc (Class A) 3,443,566
95,449 Tapestry, Inc 3,702,467
57,455 Tempur Sealy International, Inc 2,866,430
46,634 Toll Brothers, Inc 4,633,088
12,798 (a) TopBuild Corp 4,724,126
82,356 (a) Under Armour, Inc (Class A) 627,553
82,468 (a) Under Armour, Inc (Class C) 610,263
151,736 VF Corp 2,497,575
22,483 Whirlpool Corp 2,462,338
TOTAL CONSUMER DURABLES & APPAREL 137,985,472
CONSUMER SERVICES - 1 .5%
81,191 ADT, Inc 530,177
104,205 Aramark 3,030,281
32,315 Boyd Gaming Corp 2,051,679
21,736 (a) Bright Horizons Family Solutions, Inc 2,135,562

Large-Cap Value Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
50,537 (a) Caesars Entertainment, Inc $ 2,217,058
428,597 (a) Carnival Corp 7,106,138
27,810 Darden Restaurants, Inc 4,521,350
28,300 (a) DoorDash, Inc 2,948,860
16,635 (a) Expedia Group, Inc 2,467,470
9,412 (a) Grand Canyon Education, Inc 1,229,113
23,092 H&R Block, Inc 1,081,629
58,818 Hilton Worldwide Holdings, Inc 11,231,885
19,012 Hyatt Hotels Corp 2,440,570
9,727 Las Vegas Sands Corp 475,845
16,226 Marriott Vacations Worldwide Corp 1,361,199
186,826 McDonald's Corp 54,687,707
122,862 MGM Resorts International 5,328,525
32,333 (a),(b) Mister Car Wash, Inc 268,364
138,632 (a) Norwegian Cruise Line Holdings Ltd 2,467,650
60,931 (a) Penn National Gaming, Inc 1,373,994
19,262 (a) Planet Fitness, Inc 1,305,193
70,586 (a) Royal Caribbean Cruises Ltd 8,999,715
40,891 Service Corp International 2,744,604
17,266 Travel & Leisure Co 697,892
15,489 Vail Resorts, Inc 3,438,558
33,741 Wyndham Hotels & Resorts, Inc 2,629,436
42,146 Wynn Resorts Ltd 3,979,847
14,789 Yum! Brands, Inc 1,915,028
TOTAL CONSUMER SERVICES 134,665,329
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .7%
161,518 Albertsons Cos, Inc 3,427,412
37,589 (a) BJ's Wholesale Club Holdings, Inc 2,418,476
13,775 Casey's General Stores, Inc 3,737,984
91,729 (a) Dollar Tree, Inc 11,981,642
44,769 (a) Grocery Outlet Holding Corp 1,109,376
281,794 Kroger Co 13,001,975
35,090 (a) Performance Food Group Co 2,550,341
98,560 (a) US Foods Holding Corp 4,534,746
309,665 Walgreens Boots Alliance, Inc 6,989,139
622,023 Walmart, Inc 102,789,301
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 152,540,392
ENERGY - 7 .7%
94,710 Antero Midstream Corp 1,159,250
122,179 (a) Antero Resources Corp 2,729,479
15,285 APA Corp 478,879
436,231 Baker Hughes Co 12,432,584
321,774 Cabot Oil & Gas Corp 8,005,737
55,209 Chesapeake Energy Corp 4,257,166
749,776 Chevron Corp 110,539,476
522,042 ConocoPhillips 58,400,839
281,945 Devon Energy Corp 11,847,329
78,054 Diamondback Energy, Inc 12,000,022
41,538 DT Midstream, Inc 2,230,175
255,581 EOG Resources, Inc 29,082,562
154,266 EQT Corp 5,461,016
1,763,599 Exxon Mobil Corp 181,315,613
309,506 Halliburton Co 11,033,889
53,105 Hess Corp 7,462,846
64,371 HF Sinclair Corp 3,636,318
845,389 Kinder Morgan, Inc 14,303,982
263,047 Marathon Oil Corp 6,010,624
165,309 Marathon Petroleum Corp 27,375,170
175,715 NOV, Inc 3,428,200
301,021 Occidental Petroleum Corp 17,329,779
239,421 ONEOK, Inc 16,340,483
63,944 Ovintiv, Inc 2,712,504

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
193,903 Phillips 66 $ 27,982,142
101,556 Pioneer Natural Resources Co 23,340,615
101,144 Range Resources Corp 2,937,222
624,983 Schlumberger Ltd 30,436,672
451,964 (a) Southwestern Energy Co 2,915,168
188,407 TechnipFMC plc 3,643,791
147,860 Valero Energy Corp 20,537,754
532,466 Williams Cos, Inc 18,455,272
TOTAL ENERGY 679,822,558
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4 .5%
43,147 Agree Realty Corp 2,571,993
75,614 Alexandria Real Estate Equities, Inc 9,141,733
143,894 American Homes 4 Rent 5,043,485
118,545 Americold Realty Trust, Inc 3,259,987
67,085 Apartment Income REIT Corp 2,193,009
62,621 AvalonBay Communities, Inc 11,209,785
70,133 Boston Properties, Inc 4,663,844
129,470 Brixmor Property Group, Inc 2,905,307
44,838 Camden Property Trust 4,207,598
68,757 Cousins Properties, Inc 1,575,223
169,242 Crown Castle, Inc 18,320,447
97,169 CubeSmart 4,199,644
131,551 Digital Realty Trust, Inc 18,477,653
20,403 EastGroup Properties, Inc 3,620,104
33,258 EPR Properties 1,472,332
20,075 Equinix, Inc 16,657,633
51,670 Equity Lifestyle Properties, Inc 3,497,542
163,535 Equity Residential 9,843,172
27,420 Essex Property Trust, Inc 6,396,263
91,887 Extra Space Storage, Inc 13,272,158
34,761 Federal Realty Investment Trust 3,536,237
57,027 First Industrial Realty Trust, Inc 2,938,031
110,590 Gaming and Leisure Properties, Inc 5,048,434
165,364 Healthcare Realty Trust, Inc 2,664,014
230,973 Healthpeak Properties, Inc 4,273,001
34,929 Highwoods Properties, Inc 802,319
305,171 Host Marriott Corp 5,865,387
270,202 Invitation Homes, Inc 8,897,752
63,161 Iron Mountain, Inc 4,264,631
49,990 Kilroy Realty Corp 1,787,642
286,512 Kimco Realty Corp 5,787,542
8,636 Lamar Advertising Co 904,016
241,877 Medical Properties Trust, Inc 749,819
50,763 Mid-America Apartment Communities, Inc 6,415,428
77,038 National Retail Properties, Inc 3,107,713
36,895 National Storage Affiliates Trust 1,378,028
6,168 NET Lease Office Properties 152,843
101,016 Omega Healthcare Investors, Inc 2,929,464
90,802 Park Hotels & Resorts, Inc 1,369,294
402,719 Prologis, Inc 51,020,470
28,369 Public Storage, Inc 8,033,817
63,486 Rayonier, Inc 1,923,626
362,832 Realty Income Corp 19,734,432
78,670 Regency Centers Corp 4,930,249
91,829 Rexford Industrial Realty, Inc 4,829,287
41,666 SBA Communications Corp 9,327,351
109,558 Simon Property Group, Inc 15,185,834
77,476 STAG Industrial, Inc 2,861,963
41,534 Sun Communities, Inc 5,206,287
133,857 UDR, Inc 4,821,529
175,853 Ventas, Inc 8,157,821
450,225 VICI Properties, Inc 13,560,777

Large-Cap Value Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
78,710 Vornado Realty Trust $ 2,140,125
233,849 Welltower, Inc 20,230,277
322,370 Weyerhaeuser Co 10,564,065
91,619 WP Carey, Inc 5,676,713
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 393,605,130
FINANCIAL SERVICES - 11 .2%
15,404 Affiliated Managers Group, Inc 2,292,731
99,551 (a) Affirm Holdings, Inc 4,032,811
282,990 AGNC Investment Corp 2,682,745
116,414 Ally Financial, Inc 4,270,065
169,844 American Express Co 34,094,485
214,672 Annaly Capital Management, Inc 4,119,556
336,332 Bank of New York Mellon Corp 18,652,973
797,882 (a) Berkshire Hathaway, Inc 306,179,239
64,900 BlackRock, Inc 50,252,719
146,804 (a) Block, Inc 9,543,728
164,296 Blue Owl Capital, Inc 2,553,160
165,653 Capital One Financial Corp 22,416,164
89,998 Carlyle Group, Inc 3,601,720
45,407 Cboe Global Markets, Inc 8,348,077
643,808 Charles Schwab Corp 40,508,399
156,133 CME Group, Inc 32,138,417
72,525 (a) Coinbase Global, Inc 9,297,705
102,840 Corebridge Financial, Inc 2,485,643
2,956 (a) Credit Acceptance Corp 1,599,403
107,578 Discover Financial Services 11,351,631
10,237 (a) Euronet Worldwide, Inc 1,020,117
15,724 Evercore Partners, Inc (Class A) 2,700,282
255,503 Fidelity National Information Services, Inc 15,907,617
189,115 (a) Fiserv, Inc 26,829,745
2,174 (a) FleetCor Technologies, Inc 630,308
124,608 Franklin Resources, Inc 3,318,311
112,298 Global Payments, Inc 14,961,463
138,937 Goldman Sachs Group, Inc 53,353,197
19,889 Houlihan Lokey, Inc 2,382,304
43,117 Interactive Brokers Group, Inc (Class A) 3,826,634
246,614 Intercontinental Exchange, Inc 31,401,361
162,301 Invesco Ltd 2,569,225
118,470 iShares Russell 1000 Value Index Fund 19,589,014
21,466 Jack Henry & Associates, Inc 3,559,707
59,887 Janus Henderson Group plc 1,722,350
81,774 Jefferies Financial Group, Inc 3,333,108
217,877 KKR & Co, Inc 18,863,791
47,282 (a) Lazard, Inc 1,843,052
123,081 MGIC Investment Corp 2,441,927
5,926 Moody's Corp 2,323,229
525,142 Morgan Stanley 45,813,388
16,586 MSCI, Inc (Class A) 9,928,711
147,505 Nasdaq Stock Market, Inc 8,521,364
30,171 (a) NCR Corp ATM 675,529
88,552 Northern Trust Corp 7,052,281
51,106 OneMain Holdings, Inc 2,432,646
45,648 (a) PayPal Holdings, Inc 2,800,505
80,934 Raymond James Financial, Inc 8,917,308
192,394 Rithm Capital Corp 2,058,616
289,091 (a) Robinhood Markets, Inc 3,104,837
22,071 (a) Rocket Cos, Inc 271,694
128,447 S&P Global, Inc 57,589,212
44,888 SEI Investments Co 2,838,717
60,024 SLM Corp 1,193,277
396,348 (a),(b) SoFi Technologies, Inc 3,103,405
127,534 Starwood Property Trust, Inc 2,592,766

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
133,218 State Street Corp $ 9,840,814
43,550 Stifel Financial Corp 3,176,972
179,446 Synchrony Financial 6,975,066
96,878 T Rowe Price Group, Inc 10,506,419
25,692 TFS Financial Corp 342,217
19,684 TPG, Inc 819,445
32,249 Tradeweb Markets, Inc 3,076,232
39,670 UWM Holdings Corp 265,789
40,188 Virtu Financial, Inc 674,757
42,464 Voya Financial, Inc 3,073,120
137,904 Western Union Co 1,733,453
10,013 (a) WEX, Inc 2,046,557
131,613 XP, Inc 3,235,048
TOTAL FINANCIAL SERVICES 987,658,258
FOOD, BEVERAGE & TOBACCO - 4 .1%
777,225 Altria Group, Inc 31,182,267
233,788 Archer-Daniels-Midland Co 12,993,937
309 (a) Boston Beer Co, Inc (Class A) 107,924
3,626 Brown-Forman Corp (Class A) 204,398
16,370 Brown-Forman Corp (Class B) 898,713
61,631 (a) Bunge Global S.A. 5,429,075
81,864 Campbell Soup Co 3,653,590
856,806 Coca-Cola Co 50,971,389
205,059 ConAgra Brands, Inc 5,977,470
63,690 Constellation Brands, Inc (Class A) 15,609,145
68,475 (a) Darling International, Inc 2,964,967
80,810 Flowers Foods, Inc 1,842,468
14,305 (a) Freshpet, Inc 1,231,661
253,242 General Mills, Inc 16,437,938
15,952 Hershey Co 3,087,350
123,330 Hormel Foods Corp 3,745,532
27,650 Ingredion, Inc 2,974,311
44,559 J.M. Smucker Co 5,861,736
110,534 Kellogg Co 6,052,842
411,372 Keurig Dr Pepper, Inc 12,933,536
346,369 Kraft Heinz Co 12,860,681
3,010 Lamb Weston Holdings, Inc 308,344
110,523 McCormick & Co, Inc 7,533,248
75,538 Molson Coors Brewing Co (Class B) 4,667,493
594,278 Mondelez International, Inc 44,731,305
185,364 PepsiCo, Inc 31,239,395
677,066 Philip Morris International, Inc 61,511,446
17,742 (a) Pilgrim's Pride Corp 482,050
24,114 (a) Post Holdings, Inc 2,239,467
48 Seaboard Corp 172,944
124,184 Tyson Foods, Inc (Class A) 6,800,316
28,819 WK Kellogg Co 374,359
TOTAL FOOD, BEVERAGE & TOBACCO 357,081,297
HEALTH CARE EQUIPMENT & SERVICES - 6 .6%
707,223 Abbott Laboratories 80,022,282
37,329 (a) Acadia Healthcare Co, Inc 3,066,204
15,987 (a),(b) agilon health, Inc 94,163
13,844 (a) Amedisys, Inc 1,305,074
218,016 Baxter International, Inc 8,435,039
126,177 Becton Dickinson & Co 30,132,329
637,303 (a) Boston Scientific Corp 40,315,788
51,200 Cardinal Health, Inc 5,590,528
233,349 (a) Centene Corp 17,573,513
32,917 (a) Certara, Inc 531,939
2,144 Chemed Corp 1,270,942
117,503 Cigna Group 35,362,528
21,448 Cooper Cos, Inc 8,000,747

Large-Cap Value Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
559,735 CVS Health Corp $ 41,627,492
93,497 Dentsply Sirona, Inc 3,249,021
29,602 (a) Doximity, Inc 797,774
89,809 Elevance Health, Inc 44,315,353
39,515 Encompass Health Corp 2,807,146
23,043 (a) Enovis Corp 1,352,624
69,429 (a) Envista Holdings Corp 1,631,581
158,033 GE HealthCare Technologies, Inc 11,593,301
38,742 (a) Globus Medical, Inc 2,045,190
68,710 HCA, Inc 20,949,679
56,318 (a) Henry Schein, Inc 4,214,839
104,541 (a) Hologic, Inc 7,782,032
30,511 Humana, Inc 11,534,989
8,735 (a) ICU Medical, Inc 799,515
30,512 (a) Integra LifeSciences Holdings Corp 1,225,057
36,918 Laboratory Corp of America Holdings 8,206,871
36,788 McKesson Corp 18,389,953
577,270 Medtronic plc 50,534,216
11,405 (a) Molina Healthcare, Inc 4,065,198
51,297 Premier, Inc 1,109,041
66,048 (a) Project Roadrunner Parent, Inc 676,332
48,113 Quest Diagnostics, Inc 6,179,153
23,974 (a) QuidelOrtho Corp 1,642,459
42,713 STERIS plc 9,352,011
115,316 Stryker Corp 38,686,212
24,078 (a) Tandem Diabetes Care, Inc 548,978
75,421 (a) Teladoc Health, Inc 1,465,430
20,299 Teleflex, Inc 4,929,206
43,613 (a) Tenet Healthcare Corp 3,608,540
64,269 UnitedHealth Group, Inc 32,889,018
26,183 Universal Health Services, Inc (Class B) 4,158,122
92,146 Zimmer Biomet Holdings, Inc 11,573,538
TOTAL HEALTH CARE EQUIPMENT & SERVICES 585,640,947
HOUSEHOLD & PERSONAL PRODUCTS - 2 .1%
10,959 Church & Dwight Co, Inc 1,094,256
357,916 Colgate-Palmolive Co 30,136,527
153,022 (a) Coty, Inc 1,848,506
68,098 Estee Lauder Cos (Class A) 8,988,255
493,134 Kenvue, Inc 10,237,462
7,999 Kimberly-Clark Corp 967,639
56,282 (a) Olaplex Holdings, Inc 126,634
835,019 Procter & Gamble Co 131,214,886
20,210 Reynolds Consumer Products, Inc 549,106
14,151 Spectrum Brands Holdings, Inc 1,112,551
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 186,275,822
INSURANCE - 4 .1%
256,677 Aflac, Inc 21,648,138
113,165 Allstate Corp 17,568,866
31,435 American Financial Group, Inc 3,784,774
308,251 American International Group, Inc 21,426,527
86,349 Aon plc 25,769,132
132,505 (a) Arch Capital Group Ltd 10,922,387
22,825 Assurant, Inc 3,833,459
25,181 Assured Guaranty Ltd 2,042,934
34,337 Axis Capital Holdings Ltd 2,043,738
25,806 (a) Brighthouse Financial, Inc 1,335,977
62,509 Brown & Brown, Inc 4,848,198
176,966 Chubb Ltd 43,356,670
65,587 Cincinnati Financial Corp 7,267,040
9,766 CNA Financial Corp 430,388
16,431 Everest Re Group Ltd 6,325,442
111,830 Fidelity National Financial, Inc 5,594,855

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
44,362 First American Financial Corp $ 2,677,247
86,317 Gallagher (Arthur J.) & Co 20,039,355
38,172 Globe Life, Inc 4,688,285
15,391 Hanover Insurance Group, Inc 2,031,766
128,275 Hartford Financial Services Group, Inc 11,154,794
26,911 Kemper Corp 1,614,660
69,303 Lincoln National Corp 1,902,367
78,043 Loews Corp 5,686,213
5,661 (a) Markel Corp 8,476,951
43,630 Marsh & McLennan Cos, Inc 8,457,239
275,879 Metlife, Inc 19,123,932
113,829 Old Republic International Corp 3,191,765
5,498 Primerica, Inc 1,287,412
106,979 Principal Financial Group 8,462,039
63,358 Progressive Corp 11,293,563
158,345 Prudential Financial, Inc 16,615,141
28,135 Reinsurance Group of America, Inc (Class A) 4,892,395
15,501 RenaissanceRe Holdings Ltd 3,547,094
13,535 RLI Corp 1,845,768
99,477 Travelers Cos, Inc 21,025,459
86,484 Unum Group 4,180,637
87,440 W.R. Berkley Corp 7,159,587
1,130 White Mountains Insurance Group Ltd 1,780,846
39,646 Willis Towers Watson plc 9,764,810
TOTAL INSURANCE 359,097,850
MATERIALS - 4 .7%
96,678 Air Products & Chemicals, Inc 24,721,531
51,464 Albemarle Corp 5,904,979
78,103 Alcoa Corp 2,323,564
611,731 Amcor plc 5,768,623
28,185 Aptargroup, Inc 3,660,668
20,707 Ardagh Metal Packaging S.A. 76,409
21,650 Ashland, Inc 2,026,873
23,406 Avery Dennison Corp 4,668,327
85,369 (a) Axalta Coating Systems Ltd 2,767,663
133,158 Ball Corp 7,383,611
52,470 Berry Global Group, Inc 3,434,686
42,645 Celanese Corp (Series A) 6,238,537
84,314 CF Industries Holdings, Inc 6,366,550
64,098 Chemours Co 1,933,837
218,983 (a) Cleveland-Cliffs, Inc 4,390,609
306,086 Corteva, Inc 13,920,791
45,840 Crown Holdings, Inc 4,056,840
305,423 Dow, Inc 16,370,673
201,566 DuPont de Nemours, Inc 12,456,779
4,982 Eagle Materials, Inc 1,127,327
52,107 Eastman Chemical Co 4,353,540
23,887 Ecolab, Inc 4,734,881
96,428 Element Solutions, Inc 2,143,594
45,923 FMC Corp 2,580,873
622,947 Freeport-McMoRan, Inc (Class B) 24,724,766
539,954 (a),(b) Ginkgo Bioworks Holdings, Inc 653,344
61,178 Graphic Packaging Holding Co 1,560,651
78,504 Huntsman Corp 1,926,488
112,687 International Flavors & Fragrances, Inc 9,091,587
152,293 International Paper Co 5,456,658
191,350 Linde plc 77,464,221
28,981 Louisiana-Pacific Corp 1,928,686
111,590 LyondellBasell Industries NV 10,502,851
26,678 Martin Marietta Materials, Inc 13,563,629
143,017 Mosaic Co 4,392,052
44,935 (a) MP Materials Corp 710,422

Large-Cap Value Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
2,833 NewMarket Corp $ 1,580,276
503,956 Newmont Goldcorp Corp 17,391,522
108,238 Nucor Corp 20,232,929
52,882 Olin Corp 2,753,566
38,199 Packaging Corp of America 6,336,450
75,518 PPG Industries, Inc 10,651,059
24,601 Reliance Steel & Aluminum Co 7,021,617
28,248 Royal Gold, Inc 3,231,289
44,459 RPM International, Inc 4,741,997
27,768 Sealed Air Corp 959,384
17,178 Sherwin-Williams Co 5,228,640
38,314 Silgan Holdings, Inc 1,760,145
42,180 Sonoco Products Co 2,400,042
92,143 SSR Mining, Inc 868,909
69,431 Steel Dynamics, Inc 8,379,627
95,350 United States Steel Corp 4,483,357
45,842 Vulcan Materials Co 10,360,750
14,342 Westlake Chemical Corp 1,984,216
109,771 Westrock Co 4,419,381
TOTAL MATERIALS 410,172,276
MEDIA & ENTERTAINMENT - 2 .9%
87,886 (a) AMC Entertainment Holdings, Inc 355,938
2,263 Cable One, Inc 1,242,229
1,739,433 Comcast Corp (Class A) 80,953,212
117,870 Electronic Arts, Inc 16,216,555
107,325 Fox Corp (Class A) 3,466,597
62,899 Fox Corp (Class B) 1,887,599
32,638 (a) IAC, Inc 1,638,754
168,346 Interpublic Group of Cos, Inc 5,553,735
39,908 (a) Liberty Broadband Corp 3,130,783
4,845 (a) Liberty Broadband Corp (Class A) 377,038
11,446 (a) Liberty Media Corp-Liberty Formula One (Class A) 699,236
83,572 (a) Liberty Media Corp-Liberty Formula One (Class C) 5,620,217
8,510 (a) Liberty Media Corp-Liberty Live (Class A) 313,423
20,174 (a) Liberty Media Corp-Liberty Live (Class C) 751,885
66,350 (a) Liberty Media Corp-Liberty SiriusXM 2,014,386
32,084 (a) Liberty Media Corp-Liberty SiriusXM (Class A) 975,033
52,087 (a) Live Nation, Inc 4,627,930
8,031 (a) Madison Square Garden Sports Corp 1,486,538
12,546 (a) Match Group, Inc 481,515
69,712 New York Times Co (Class A) 3,385,215
165,054 News Corp (Class A) 4,066,931
52,800 News Corp (Class B) 1,350,096
9,713 Nexstar Media Group, Inc 1,726,097
85,108 Omnicom Group, Inc 7,692,061
895 Paramount Global (Class A) 20,880
248,049 Paramount Global (Class B) 3,619,035
46,539 (a) Roku, Inc 4,098,224
273,557 (b) Sirius XM Holdings, Inc 1,392,405
72,625 (a) Take-Two Interactive Software, Inc 11,978,041
52,789 (a) TripAdvisor, Inc 1,140,242
796,047 Walt Disney Co 76,460,314
971,730 (a) Warner Bros Discovery, Inc 9,736,735
65,101 (a) ZoomInfo Technologies, Inc 1,044,220
TOTAL MEDIA & ENTERTAINMENT 259,503,099
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .2%
23,875 Agilent Technologies, Inc 3,106,138
10,541 (a) Alnylam Pharmaceuticals, Inc 1,822,644
74,694 Amgen, Inc 23,473,336
291,597 (a) Avantor, Inc 6,703,815
62,185 (a) Biogen, Inc 15,338,552
71,208 (a) BioMarin Pharmaceutical, Inc 6,272,001

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
9,159 (a) Bio-Rad Laboratories, Inc (Class A) $ 2,939,032
3,833 Bio-Techne Corp 269,537
887,164 Bristol-Myers Squibb Co 43,355,705
23,764 (a) Brooks Automation, Inc 1,549,413
77,715 (a) Catalent, Inc 4,013,203
21,931 (a) Charles River Laboratories International, Inc 4,743,237
287,145 Danaher Corp 68,888,957
219,064 (a) Elanco Animal Health, Inc 3,229,003
50,386 (a) Exact Sciences Corp 3,295,244
36,303 (a) Exelixis, Inc 789,953
38,242 (a) Fortrea Holdings, Inc 1,183,972
543,360 Gilead Sciences, Inc 42,523,354
29,920 (a) ICON plc 7,805,230
49,383 (a) Illumina, Inc 7,062,263
20,871 (a) Incyte Corp 1,226,589
9,564 (a) Ionis Pharmaceuticals, Inc 491,494
5,819 (a) IQVIA Holdings, Inc 1,211,690
12,714 (a) Jazz Pharmaceuticals plc 1,560,262
1,050,246 Johnson & Johnson 166,884,089
1,629 (a) Karuna Therapeutics, Inc 510,561
19,978 (a) Maravai LifeSciences Holdings, Inc 115,872
903,412 Merck & Co, Inc 109,114,101
143,424 (a) Moderna, Inc 14,492,995
108,299 Organon & Co 1,803,178
55,803 PerkinElmer, Inc 5,980,966
57,937 Perrigo Co plc 1,858,619
2,459,324 Pfizer, Inc 66,598,494
97,625 QIAGEN NV 4,262,294
41,638 (a) Regeneron Pharmaceuticals, Inc 39,255,474
13,387 (a) Repligen Corp 2,535,498
23,076 (a) Roivant Sciences Ltd 230,760
162,211 Royalty Pharma plc 4,605,170
12,671 (a) Sotera Health Co 186,517
64,492 Thermo Fisher Scientific, Inc 34,759,898
20,080 (a) United Therapeutics Corp 4,312,782
9,342 (a) Vertex Pharmaceuticals, Inc 4,048,636
511,197 Viatris, Inc 6,016,789
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 720,427,317
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .2%
132,299 (a) CBRE Group, Inc 11,418,727
15,152 (a) Howard Hughes Holdings, Inc 1,213,372
20,990 (a) Jones Lang LaSalle, Inc 3,716,489
23,759 (a) Zillow Group, Inc (Class A) 1,308,883
69,000 (a) Zillow Group, Inc (Class C) 3,921,960
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 21,579,431
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .0%
300,412 (a) Advanced Micro Devices, Inc 50,376,088
216,993 Analog Devices, Inc 41,740,773
56,239 Applied Materials, Inc 9,240,068
23,850 (a) Cirrus Logic, Inc 1,841,220
61,179 Entegris, Inc 7,200,768
45,215 (a) First Solar, Inc 6,614,955
33,890 (a),(b) GLOBALFOUNDRIES, Inc 1,863,272
1,838,246 Intel Corp 79,191,638
3,076 Lam Research Corp 2,538,223
373,123 Marvell Technology, Inc 25,260,427
66,737 Microchip Technology, Inc 5,684,658
474,951 Micron Technology, Inc 40,727,048
28,343 MKS Instruments, Inc 3,017,112
189,146 (a) ON Semiconductor Corp 13,453,955
43,786 (a) Qorvo, Inc 4,367,216
61,669 QUALCOMM, Inc 9,158,463

Large-Cap Value Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
70,332 Skyworks Solutions, Inc $ 7,346,881
11,249 Teradyne, Inc 1,086,541
233,577 Texas Instruments, Inc 37,400,349
11,062 Universal Display Corp 1,877,996
55,924 (a) Wolfspeed, Inc 1,820,326
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 351,807,977
SOFTWARE & SERVICES - 3 .1%
64,185 (a) Akamai Technologies, Inc 7,909,518
49,349 Amdocs Ltd 4,524,316
6,566 (a) Ansys, Inc 2,152,532
66,372 (a) AppLovin Corp 2,729,880
12,056 (a) Aspentech Corp 2,314,631
6,061 Bentley Systems, Inc 305,474
44,668 (a) BILL Holdings, Inc 3,486,337
87,355 (a) CCC Intelligent Solutions Holdings, Inc 960,032
58,254 (a) Ceridian HCM Holding, Inc 4,049,818
222,756 Cognizant Technology Solutions Corp (Class A) 17,178,943
25,390 Dolby Laboratories, Inc (Class A) 2,111,940
15,496 (a) Dropbox, Inc 490,913
89,458 (a) DXC Technology Co 1,950,184
202,050 Gen Digital, Inc 4,744,134
26,252 (a) GoDaddy, Inc 2,800,038
35,814 (a) Guidewire Software, Inc 3,999,708
12,678 (a) HashiCorp, Inc 277,141
15,255 (a) Informatica, Inc 457,650
396,424 International Business Machines Corp 72,807,232
93,161 (a) Kyndryl Holdings, Inc 1,911,664
27,456 (a) nCino OpCo, Inc 864,315
60,343 (a) NCR Corp 887,042
80,743 (a) Nutanix, Inc 4,537,757
61,571 (a) Okta, Inc 5,088,843
396,019 Oracle Corp 44,235,322
12,937 (a) Paycor HCM, Inc 251,366
24,153 (a) PTC, Inc 4,363,240
46,099 Roper Industries, Inc 24,755,163
101,511 (a) Salesforce, Inc 28,533,727
87,769 (a) SentinelOne, Inc 2,352,209
61,085 (a) Twilio, Inc 4,296,108
4,389 (a) Tyler Technologies, Inc 1,855,450
37,819 (a) UiPath, Inc 869,081
75,263 (a) Unity Software, Inc 2,438,521
36,981 (a) VeriSign, Inc 7,354,781
110,473 (a) Zoom Video Communications, Inc 7,137,661
TOTAL SOFTWARE & SERVICES 276,982,671
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .4%
124,892 Amphenol Corp (Class A) 12,626,581
24,940 (a) Arrow Electronics, Inc 2,772,081
40,640 Avnet, Inc 1,840,992
3,389 CDW Corp 768,354
62,624 (a) Ciena Corp 3,319,072
1,767,026 Cisco Systems, Inc 88,669,365
74,637 Cognex Corp 2,697,381
57,434 (a) Coherent Corp 2,730,412
328,133 Corning, Inc 10,661,041
21,764 Crane NXT Co 1,268,406
25,847 (a) F5 Networks, Inc 4,748,094
552,884 Hewlett Packard Enterprise Co 8,453,596
303,470 HP, Inc 8,712,624
12,912 (a) IPG Photonics Corp 1,263,956
20,789 Jabil Inc 2,604,654
139,286 Juniper Networks, Inc 5,148,011
57,070 (a) Keysight Technologies, Inc 8,746,548

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
9,918 Littelfuse, Inc $ 2,399,164
29,442 (a) Lumentum Holdings, Inc 1,617,543
5,726 Motorola Solutions, Inc 1,829,457
55,645 NetApp, Inc 4,852,244
26,492 (a) Pure Storage, Inc 1,059,415
23,164 TD SYNNEX Corp 2,315,937
20,134 (a) Teledyne Technologies, Inc 8,425,475
105,455 (a) Trimble Inc 5,363,441
1,001 (b) Ubiquiti, Inc 125,866
51,477 (a) Viasat, Inc 1,144,334
44,511 Vontier Corp 1,539,636
140,623 (a) Western Digital Corp 8,050,667
18,139 (a) Zebra Technologies Corp (Class A) 4,345,197
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 210,099,544
TELECOMMUNICATION SERVICES - 2 .0%
3,126,308 AT&T, Inc 55,304,389
106,467 (a) Frontier Communications Parent, Inc 2,622,282
43,240 (a),(c) GCI Liberty, Inc 432
3,449 Iridium Communications, Inc 125,061
228,166 T-Mobile US, Inc 36,787,204
1,837,871 Verizon Communications, Inc 77,833,837
TOTAL TELECOMMUNICATION SERVICES 172,673,205
TRANSPORTATION - 2 .4%
53,321 (a) Alaska Air Group, Inc 1,910,491
3,876 (a) Amerco, Inc 256,824
187,794 (a) American Airlines Group, Inc 2,672,309
5,792 Avis Budget Group, Inc 948,208
10,983 CH Robinson Worldwide, Inc 923,560
769,010 CSX Corp 27,453,657
262,432 Delta Air Lines, Inc 10,271,588
54,876 Expeditors International Washington, Inc 6,932,485
101,001 FedEx Corp 24,370,531
50,557 (a) GXO Logistics, Inc 2,749,290
57,708 (a) Hertz Global Holdings, Inc 481,862
28,566 JB Hunt Transport Services, Inc 5,741,195
26,015 (a) Kirby Corp 2,046,340
69,889 Knight-Swift Transportation Holdings, Inc 4,010,231
3,151 Landstar System, Inc 604,110
98,104 Norfolk Southern Corp 23,077,985
2,943 Old Dominion Freight Line 1,150,772
18,822 Ryder System, Inc 2,137,615
10,213 (a) Saia, Inc 4,601,774
21,540 Schneider National, Inc 528,161
263,752 Southwest Airlines Co 7,883,547
27,217 U-Haul Holding Co 1,738,350
151,608 Union Pacific Corp 36,981,739
140,217 (a) United Airlines Holdings, Inc 5,802,179
227,771 United Parcel Service, Inc (Class B) 32,320,705
49,216 (a) XPO, Inc 4,205,015
TOTAL TRANSPORTATION 211,800,523
UTILITIES - 4 .7%
111,906 AES Corp 1,866,592
108,506 Alliant Energy Corp 5,279,902
113,008 Ameren Corp 7,861,967
225,111 American Electric Power Co, Inc 17,590,174
85,548 American Water Works Co, Inc 10,609,663
64,046 Atmos Energy Corp 7,297,401
30,989 Avangrid, Inc 941,446
55,506 Brookfield Renewable Corp 1,549,728
272,566 Centerpoint Energy, Inc 7,615,494
14,977 Clearway Energy, Inc (Class A) 336,383

Large-Cap Value Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
35,390 Clearway Energy, Inc (Class C) $ 857,854
126,401 CMS Energy Corp 7,225,081
149,580 Consolidated Edison, Inc 13,596,822
140,107 Constellation Energy Corp 17,093,054
366,292 Dominion Energy, Inc 16,746,870
88,860 DTE Energy Co 9,367,621
335,244 Duke Energy Corp 32,126,433
166,526 Edison International 11,237,175
91,496 Entergy Corp 9,127,641
105,233 Essential Utilities, Inc 3,773,655
96,240 Evergy, Inc 4,886,105
150,591 Eversource Energy 8,165,044
428,742 Exelon Corp 14,924,509
234,774 FirstEnergy Corp 8,611,510
47,632 (b) Hawaiian Electric Industries, Inc 617,787
22,733 Idacorp, Inc 2,104,621
39,121 National Fuel Gas Co 1,844,946
883,874 NextEra Energy, Inc 51,821,533
185,895 NiSource, Inc 4,827,693
99,092 NRG Energy, Inc 5,255,840
91,887 OGE Energy Corp 3,054,324
890,428 (d) PG&E Corp 15,021,520
50,089 Pinnacle West Capital Corp 3,451,132
318,518 PPL Corp 8,345,172
214,184 Public Service Enterprise Group, Inc 12,420,530
271,791 Sempra Energy 19,449,364
473,818 Southern Co 32,939,827
90,502 UGI Corp 2,003,714
112,655 Vistra Corp 4,622,235
139,389 WEC Energy Group, Inc 11,257,056
241,977 Xcel Energy, Inc 14,487,163
TOTAL UTILITIES 412,212,581
TOTAL COMMON STOCKS 8,815,090,724
(Cost $6,301,347,214)
TOTAL LONG-TERM INVESTMENTS 8,815,090,724
(Cost $6,301,347,214)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0 .1%
$ 9,152,000 (e) Fixed Income Clearing Corp (FICC) 5 .320% 02/01/24 9,152,000
TOTAL REPURCHASE AGREEMENT 9,152,000
TOTAL SHORT-TERM INVESTMENTS 9,152,000
(Cost $9,152,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
11,611,531 (f) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 11,611,531
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 11,611,531
(Cost $11,611,531)
TOTAL INVESTMENTS - 100.2% 8,835,854,255
(Cost $6,322,110,745)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (14,091,357)
NET ASSETS - 100.0% $ 8,821,762,898
REIT Real Estate Investment Trust

(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $14,883,817.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d)
In bankruptcy
(e) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 1/31/24 to be repurchased at $9,153,352 on 2/1/24, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 7/15/27, valued at $9,335,070.
(f)
Investments made with cash collateral received from securities on loan.

S&P 500 Index Fund January 31, 2024
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.1%
COMMON STOCKS - 99.1%
AUTOMOBILES & COMPONENTS - 1 .6%
59,088 (a) Aptiv plc $ 4,805,627
51,799 BorgWarner, Inc 1,755,986
875,106 Ford Motor Co 10,256,243
302,404 General Motors Co 11,733,275
609,990 (a) Tesla, Inc 114,245,027
TOTAL AUTOMOBILES & COMPONENTS 142,796,158
BANKS - 3 .2%
1,527,630 Bank of America Corp 51,954,696
421,736 Citigroup, Inc 23,688,911
102,731 Citizens Financial Group, Inc 3,359,304
27,800 Comerica, Inc 1,461,724
153,006 Fifth Third Bancorp 5,238,925
309,423 Huntington Bancshares, Inc 3,938,955
637,805 JPMorgan Chase & Co 111,207,680
213,449 Keycorp 3,101,414
36,646 M&T Bank Corp 5,060,813
87,557 PNC Financial Services Group, Inc 13,239,494
198,854 Regions Financial Corp 3,712,604
293,505 Truist Financial Corp 10,877,295
344,667 US Bancorp 14,317,467
801,359 Wells Fargo & Co 40,212,195
32,843 Zions Bancorporation 1,376,122
TOTAL BANKS 292,747,599
CAPITAL GOODS - 5 .5%
121,658 3M Co 11,478,432
24,914 A.O. Smith Corp 1,933,576
17,465 Allegion plc 2,163,739
50,728 Ametek, Inc 8,220,472
14,783 (a) Axon Enterprise, Inc 3,681,854
124,927 (a) Boeing Co 26,364,594
27,205 (a) Builders FirstSource, Inc 4,726,325
184,111 Carrier Global Corp 10,072,713
112,742 Caterpillar, Inc 33,857,550
31,214 Cummins, Inc 7,469,510
59,067 Deere & Co 23,247,590
30,438 Dover Corp 4,559,004
88,433 Eaton Corp plc 21,761,593
124,845 Emerson Electric Co 11,452,032
124,132 Fastenal Co 8,469,526
79,580 Fortive Corp 6,221,564
13,670 (a) Generac Holdings, Inc 1,553,869
49,941 General Dynamics Corp 13,233,866
240,913 General Electric Co 31,901,699
146,240 Honeywell International, Inc 29,578,502
80,166 Howmet Aerospace, Inc 4,510,139
11,885 Hubbell, Inc 3,988,249
9,069 Huntington Ingalls Industries, Inc 2,348,146
17,146 IDEX Corp 3,626,379
60,600 Illinois Tool Works, Inc 15,810,540
90,129 Ingersoll Rand, Inc 7,197,702
150,771 Johnson Controls International plc 7,944,124
42,526 L3Harris Technologies, Inc 8,863,269
48,737 Lockheed Martin Corp 20,928,155
50,006 Masco Corp 3,364,904
11,898 Nordson Corp 2,994,965
31,399 Northrop Grumman Corp 14,027,817

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
91,987 Otis Worldwide Corp $ 8,135,330
115,979 PACCAR, Inc 11,643,132
27,954 Parker-Hannifin Corp 12,984,633
38,114 Pentair plc 2,788,801
32,580 Quanta Services, Inc 6,322,149
25,620 Rockwell Automation, Inc 6,489,034
317,398 RTX Corp 28,921,306
11,731 Snap-On, Inc 3,401,169
33,121 Stanley Black & Decker, Inc 3,090,189
43,489 Textron, Inc 3,683,953
49,979 Trane Technologies plc 12,597,207
12,246 TransDigm Group, Inc 13,380,959
15,122 United Rentals, Inc 9,457,299
9,948 W.W. Grainger, Inc 8,909,827
38,627 Westinghouse Air Brake Technologies Corp 5,082,154
53,036 Xylem, Inc 5,963,368
TOTAL CAPITAL GOODS 500,402,909
COMMERCIAL & PROFESSIONAL SERVICES - 1 .3%
90,439 Automatic Data Processing, Inc 22,228,097
25,418 Broadridge Financial Solutions, Inc 5,190,356
19,372 Cintas Corp 11,711,730
193,118 (a) Copart, Inc 9,277,389
89,164 (a) CoStar Group, Inc 7,443,411
26,695 Equifax, Inc 6,522,656
28,711 Jacobs Solutions, Inc 3,869,381
30,819 Leidos Holdings, Inc 3,404,575
69,997 Paychex, Inc 8,520,735
11,107 Paycom Software, Inc 2,112,996
44,895 Republic Services, Inc 7,682,432
22,578 Robert Half International, Inc 1,795,854
62,217 Rollins, Inc 2,694,618
48,875 Veralto Corp 3,748,224
31,926 Verisk Analytics, Inc 7,711,087
81,016 Waste Management, Inc 15,039,000
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 118,952,541
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5 .6%
2,005,246 (a) Amazon.com, Inc 311,214,179
3,896 (a) Autozone, Inc 10,761,258
48,105 Bath & Body Works, Inc 2,052,159
43,444 Best Buy Co, Inc 3,149,256
36,270 (a) Carmax, Inc 2,581,699
117,040 eBay, Inc 4,806,833
26,973 (a) Etsy, Inc 1,795,323
30,791 Genuine Parts Co 4,317,822
220,689 Home Depot, Inc 77,894,389
57,527 LKQ Corp 2,684,785
127,303 Lowe's Cos, Inc 27,095,171
13,004 (a) O'Reilly Automotive, Inc 13,303,742
8,403 Pool Corp 3,119,614
75,177 Ross Stores, Inc 10,545,830
252,628 TJX Cos, Inc 23,976,923
24,060 Tractor Supply Co 5,403,876
10,935 (a) Ulta Beauty, Inc 5,489,917
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 510,192,776
CONSUMER DURABLES & APPAREL - 0 .9%
66,038 DR Horton, Inc 9,437,490
32,790 (a) Garmin Ltd 3,918,077
29,707 Hasbro, Inc 1,454,158
56,324 Lennar Corp (Class A) 8,440,151
25,623 (a) Lululemon Athletica, Inc 11,628,230
10,889 (a) Mohawk Industries, Inc 1,135,178

S&P 500 Index Fund January 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
270,085 Nike, Inc (Class B) $ 27,421,730
679 (a) NVR, Inc 4,804,122
49,512 Pulte Homes, Inc 5,176,975
8,795 Ralph Lauren Corp 1,263,578
51,312 Tapestry, Inc 1,990,392
71,620 VF Corp 1,178,865
12,855 Whirlpool Corp 1,407,880
TOTAL CONSUMER DURABLES & APPAREL 79,256,826
CONSUMER SERVICES - 2 .1%
94,539 (a) Airbnb, Inc 13,626,851
7,696 (a) Booking Holdings, Inc 26,993,489
46,216 (a) Caesars Entertainment, Inc 2,027,496
216,844 (a) Carnival Corp 3,595,273
6,067 (a) Chipotle Mexican Grill, Inc (Class A) 14,614,008
26,368 Darden Restaurants, Inc 4,286,909
7,380 Domino's Pizza, Inc 3,145,504
29,423 (a) Expedia Group, Inc 4,364,314
58,107 Hilton Worldwide Holdings, Inc 11,096,113
81,806 Las Vegas Sands Corp 4,001,949
55,400 Marriott International, Inc (Class A) 13,281,042
160,258 McDonald's Corp 46,910,722
60,074 MGM Resorts International 2,605,409
94,992 (a) Norwegian Cruise Line Holdings Ltd 1,690,858
52,362 (a) Royal Caribbean Cruises Ltd 6,676,155
251,003 Starbucks Corp 23,350,809
19,644 Wynn Resorts Ltd 1,854,983
60,622 Yum! Brands, Inc 7,849,943
TOTAL CONSUMER SERVICES 191,971,827
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .8%
97,737 Costco Wholesale Corp 67,915,487
47,277 Dollar General Corp 6,243,873
47,073 (a) Dollar Tree, Inc 6,148,675
146,972 Kroger Co 6,781,288
112,534 Sysco Corp 9,107,377
102,491 Target Corp 14,254,448
150,031 Walgreens Boots Alliance, Inc 3,386,200
314,706 Walmart, Inc 52,005,166
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 165,842,514
ENERGY - 3 .8%
60,925 APA Corp 1,908,780
224,463 Baker Hughes Co 6,397,195
168,148 Cabot Oil & Gas Corp 4,183,522
387,334 Chevron Corp 57,104,652
264,992 ConocoPhillips 29,644,655
139,059 Devon Energy Corp 5,843,259
39,520 Diamondback Energy, Inc 6,075,805
128,211 EOG Resources, Inc 14,589,130
82,413 EQT Corp 2,917,420
883,735 Exxon Mobil Corp 90,856,795
191,869 Halliburton Co 6,840,130
61,354 Hess Corp 8,622,078
420,254 Kinder Morgan, Inc 7,110,698
131,312 Marathon Oil Corp 3,000,479
83,879 Marathon Petroleum Corp 13,890,362
147,059 Occidental Petroleum Corp 8,466,187
129,080 ONEOK, Inc 8,809,710
98,735 Phillips 66 14,248,448
51,887 Pioneer Natural Resources Co 11,925,189
311,261 Schlumberger Ltd 15,158,411
50,130 Targa Resources Corp 4,259,045
75,232 Valero Energy Corp 10,449,725

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
270,622 Williams Cos, Inc $ 9,379,758
TOTAL ENERGY 341,681,433
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .2%
35,211 Alexandria Real Estate Equities, Inc 4,257,010
103,324 American Tower Corp 20,215,341
31,293 AvalonBay Communities, Inc 5,601,760
34,344 Boston Properties, Inc 2,283,876
24,190 Camden Property Trust 2,269,990
96,617 Crown Castle, Inc 10,458,790
64,137 Digital Realty Trust, Inc 9,008,683
20,612 Equinix, Inc 17,103,219
74,179 Equity Residential 4,464,834
14,754 Essex Property Trust, Inc 3,441,665
46,940 Extra Space Storage, Inc 6,780,014
16,879 Federal Realty Investment Trust 1,717,101
129,550 Healthpeak Properties, Inc 2,396,675
163,337 Host Marriott Corp 3,139,337
128,031 Invitation Homes, Inc 4,216,061
62,705 Iron Mountain, Inc 4,233,842
141,829 Kimco Realty Corp 2,864,946
25,462 Mid-America Apartment Communities, Inc 3,217,887
204,116 (b) Prologis, Inc 25,859,456
34,896 Public Storage, Inc 9,882,198
183,464 Realty Income Corp 9,978,607
36,965 Regency Centers Corp 2,316,596
24,101 SBA Communications Corp 5,395,250
71,080 Simon Property Group, Inc 9,852,399
72,506 UDR, Inc 2,611,666
87,565 Ventas, Inc 4,062,140
219,506 VICI Properties, Inc 6,611,521
122,696 Welltower, Inc 10,614,431
157,260 Weyerhaeuser Co 5,153,410
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 200,008,705
FINANCIAL SERVICES - 7 .7%
127,165 American Express Co 25,527,102
22,516 Ameriprise Financial, Inc 8,709,864
171,884 Bank of New York Mellon Corp 9,532,687
401,673 (a) Berkshire Hathaway, Inc 154,137,997
30,777 BlackRock, Inc 23,830,939
157,365 Blackstone, Inc 19,584,074
85,394 Capital One Financial Corp 11,555,516
22,860 Cboe Global Markets, Inc 4,202,811
329,105 Charles Schwab Corp 20,707,287
78,340 CME Group, Inc 16,125,506
54,373 Discover Financial Services 5,737,439
8,634 Factset Research Systems, Inc 4,109,093
130,383 Fidelity National Information Services, Inc 8,117,646
132,534 (a) Fiserv, Inc 18,802,599
15,947 (a) FleetCor Technologies, Inc 4,623,514
64,273 Franklin Resources, Inc 1,711,590
57,098 Global Payments, Inc 7,607,166
71,985 Goldman Sachs Group, Inc 27,642,960
124,230 Intercontinental Exchange, Inc 15,818,206
106,739 Invesco Ltd 1,689,678
15,929 Jack Henry & Associates, Inc 2,641,506
8,144 MarketAxess Holdings, Inc 1,836,553
182,699 Mastercard, Inc (Class A) 82,073,872
34,386 Moody's Corp 13,480,687
279,197 Morgan Stanley 24,357,146
17,647 MSCI, Inc (Class A) 10,563,847
75,652 Nasdaq Stock Market, Inc 4,370,416
43,685 Northern Trust Corp 3,479,073

S&P 500 Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
237,408 (a) PayPal Holdings, Inc $ 14,564,981
40,771 Raymond James Financial, Inc 4,492,149
71,237 S&P Global, Inc 31,939,109
66,660 State Street Corp 4,924,174
92,701 Synchrony Financial 3,603,288
50,394 T Rowe Price Group, Inc 5,465,229
351,672 Visa, Inc (Class A) 96,097,891
TOTAL FINANCIAL SERVICES 693,663,595
FOOD, BEVERAGE & TOBACCO - 2 .8%
390,504 Altria Group, Inc 15,667,021
120,071 Archer-Daniels-Midland Co 6,673,546
39,727 Brown-Forman Corp (Class B) 2,181,012
31,481 (a) Bunge Global S.A. 2,773,161
39,681 Campbell Soup Co 1,770,963
856,618 Coca-Cola Co 50,960,205
99,851 ConAgra Brands, Inc 2,910,657
35,386 Constellation Brands, Inc (Class A) 8,672,401
128,311 General Mills, Inc 8,328,667
33,037 Hershey Co 6,393,981
62,770 Hormel Foods Corp 1,906,325
22,186 J.M. Smucker Co 2,918,568
57,722 Kellogg Co 3,160,857
223,369 Keurig Dr Pepper, Inc 7,022,721
177,599 Kraft Heinz Co 6,594,251
32,426 Lamb Weston Holdings, Inc 3,321,719
55,713 McCormick & Co, Inc 3,797,398
42,674 Molson Coors Brewing Co (Class B) 2,636,827
301,750 Mondelez International, Inc 22,712,723
164,789 (a) Monster Beverage Corp 9,066,691
305,142 PepsiCo, Inc 51,425,581
341,593 Philip Morris International, Inc 31,033,724
62,765 Tyson Foods, Inc (Class A) 3,437,011
TOTAL FOOD, BEVERAGE & TOBACCO 255,366,010
HEALTH CARE EQUIPMENT & SERVICES - 5 .4%
383,406 Abbott Laboratories 43,382,389
15,487 (a) Align Technology, Inc 4,139,985
35,353 AmerisourceBergen Corp 8,225,936
114,353 Baxter International, Inc 4,424,318
63,141 Becton Dickinson & Co 15,078,702
319,005 (a) Boston Scientific Corp 20,180,256
54,449 Cardinal Health, Inc 5,945,286
114,724 (a) Centene Corp 8,639,865
65,172 Cigna Group 19,613,513
10,612 Cooper Cos, Inc 3,958,594
284,104 CVS Health Corp 21,128,815
11,100 (a) DaVita, Inc 1,200,576
44,319 Dentsply Sirona, Inc 1,540,085
84,088 (a) DexCom, Inc 10,204,079
135,072 (a) Edwards Lifesciences Corp 10,599,100
52,121 Elevance Health, Inc 25,718,586
86,290 GE HealthCare Technologies, Inc 6,330,234
44,572 HCA, Inc 13,590,003
30,612 (a) Henry Schein, Inc 2,291,002
56,207 (a) Hologic, Inc 4,184,049
27,341 Humana, Inc 10,336,539
18,549 (a) IDEXX Laboratories, Inc 9,554,219
15,427 (a) Insulet Corp 2,944,552
77,378 (a) Intuitive Surgical, Inc 29,265,907
18,367 Laboratory Corp of America Holdings 4,082,984
29,369 McKesson Corp 14,681,269
294,958 Medtronic plc 25,820,623
12,513 (a) Molina Healthcare, Inc 4,460,134

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
24,563 Quest Diagnostics, Inc $ 3,154,626
33,104 Resmed, Inc 6,296,381
21,734 STERIS plc 4,758,659
74,684 Stryker Corp 25,054,988
10,927 Teleflex, Inc 2,653,403
203,982 UnitedHealth Group, Inc 104,385,749
14,306 Universal Health Services, Inc (Class B) 2,271,936
45,221 Zimmer Biomet Holdings, Inc 5,679,758
TOTAL HEALTH CARE EQUIPMENT & SERVICES 485,777,100
HOUSEHOLD & PERSONAL PRODUCTS - 1 .4%
54,380 Church & Dwight Co, Inc 5,429,843
27,624 Clorox Co 4,012,386
182,414 Colgate-Palmolive Co 15,359,259
50,581 Estee Lauder Cos (Class A) 6,676,186
383,094 Kenvue, Inc 7,953,031
72,985 Kimberly-Clark Corp 8,828,995
520,589 Procter & Gamble Co 81,805,356
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 130,065,056
INSURANCE - 2 .1%
119,550 Aflac, Inc 10,082,847
58,429 Allstate Corp 9,071,102
152,635 American International Group, Inc 10,609,659
43,872 Aon plc 13,092,721
83,043 (a) Arch Capital Group Ltd 6,845,235
12,019 Assurant, Inc 2,018,591
51,220 Brown & Brown, Inc 3,972,623
90,736 Chubb Ltd 22,230,320
35,539 Cincinnati Financial Corp 3,937,721
9,817 Everest Re Group Ltd 3,779,250
47,673 Gallagher (Arthur J.) & Co 11,067,764
17,385 Globe Life, Inc 2,135,226
62,930 Hartford Financial Services Group, Inc 5,472,393
39,570 Loews Corp 2,883,070
109,880 Marsh & McLennan Cos, Inc 21,299,139
140,382 Metlife, Inc 9,731,280
47,299 Principal Financial Group 3,741,351
128,563 Progressive Corp 22,916,355
80,032 Prudential Financial, Inc 8,397,758
49,817 Travelers Cos, Inc 10,529,321
43,217 W.R. Berkley Corp 3,538,608
23,406 Willis Towers Watson plc 5,764,898
TOTAL INSURANCE 193,117,232
MATERIALS - 2 .3%
49,274 Air Products & Chemicals, Inc 12,599,855
25,602 Albemarle Corp 2,937,573
307,249 Amcor plc 2,897,358
17,000 Avery Dennison Corp 3,390,650
69,913 Ball Corp 3,876,676
21,646 Celanese Corp (Series A) 3,166,593
40,354 CF Industries Holdings, Inc 3,047,131
155,324 Corteva, Inc 7,064,135
156,733 Dow, Inc 8,400,889
95,044 DuPont de Nemours, Inc 5,873,719
25,889 Eastman Chemical Co 2,163,026
54,973 Ecolab, Inc 10,896,748
27,497 FMC Corp 1,545,331
319,792 Freeport-McMoRan, Inc (Class B) 12,692,544
56,913 International Flavors & Fragrances, Inc 4,591,741
76,720 International Paper Co 2,748,878
107,071 Linde plc 43,345,553
56,266 LyondellBasell Industries NV 5,295,756

S&P 500 Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
13,522 Martin Marietta Materials, Inc $ 6,874,855
69,801 Mosaic Co 2,143,589
255,382 Newmont Goldcorp Corp 8,813,233
53,744 Nucor Corp 10,046,366
19,186 Packaging Corp of America 3,182,574
52,921 PPG Industries, Inc 7,463,978
52,460 Sherwin-Williams Co 15,967,775
33,420 Steel Dynamics, Inc 4,033,460
30,098 Vulcan Materials Co 6,802,449
61,644 Westrock Co 2,481,787
TOTAL MATERIALS 204,344,222
MEDIA & ENTERTAINMENT - 7 .8%
1,098,817 (a) Alphabet, Inc 155,812,251
1,305,505 (a) Alphabet, Inc (Class A) 182,901,250
22,317 (a) Charter Communications, Inc 8,273,135
886,004 Comcast Corp (Class A) 41,234,626
52,522 Electronic Arts, Inc 7,225,977
62,265 Fox Corp (Class A) 2,011,159
31,481 Fox Corp (Class B) 944,745
81,564 Interpublic Group of Cos, Inc 2,690,796
31,405 (a) Live Nation, Inc 2,790,334
59,840 (a) Match Group, Inc 2,296,659
489,838 (a) Meta Platforms, Inc 191,105,397
96,550 (a) NetFlix, Inc 54,464,821
77,943 News Corp (Class A) 1,920,516
23,838 News Corp (Class B) 609,538
43,533 Omnicom Group, Inc 3,934,513
111,755 Paramount Global (Class B) 1,630,505
34,816 (a) Take-Two Interactive Software, Inc 5,742,203
405,421 Walt Disney Co 38,940,687
486,295 (a) Warner Bros Discovery, Inc 4,872,676
TOTAL MEDIA & ENTERTAINMENT 709,401,788
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .3%
388,795 AbbVie, Inc 63,917,898
64,545 Agilent Technologies, Inc 8,397,305
118,028 Amgen, Inc 37,091,479
31,860 (a) Biogen, Inc 7,858,588
4,633 (a) Bio-Rad Laboratories, Inc (Class A) 1,486,683
34,200 Bio-Techne Corp 2,404,944
448,833 Bristol-Myers Squibb Co 21,934,469
39,202 (a) Catalent, Inc 2,024,391
11,012 (a) Charles River Laboratories International, Inc 2,381,675
145,329 Danaher Corp 34,865,880
176,028 Eli Lilly & Co 113,645,437
276,289 Gilead Sciences, Inc 21,622,377
35,275 (a) Illumina, Inc 5,044,678
39,135 (a) Incyte Corp 2,299,964
40,466 (a) IQVIA Holdings, Inc 8,426,235
530,857 Johnson & Johnson 84,353,177
559,618 Merck & Co, Inc 67,590,662
4,929 (a) Mettler-Toledo International, Inc 5,900,950
71,770 (a) Moderna, Inc 7,252,359
26,424 PerkinElmer, Inc 2,832,124
1,245,252 Pfizer, Inc 33,721,424
23,517 (a) Regeneron Pharmaceuticals, Inc 22,171,357
85,200 Thermo Fisher Scientific, Inc 45,921,096
57,041 (a) Vertex Pharmaceuticals, Inc 24,720,429
239,734 Viatris, Inc 2,821,669
12,962 (a) Waters Corp 4,118,157
16,031 West Pharmaceutical Services, Inc 5,980,044

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
101,758 Zoetis, Inc $ 19,111,170
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 659,896,621
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
67,224 (a) CBRE Group, Inc 5,802,103
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 5,802,103
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8 .6%
357,179 (a) Advanced Micro Devices, Inc 59,895,346
109,321 Analog Devices, Inc 21,028,988
185,490 Applied Materials, Inc 30,476,007
96,965 Broadcom, Inc 114,418,700
30,249 (a) Enphase Energy, Inc 3,149,828
21,562 (a) First Solar, Inc 3,154,521
922,118 Intel Corp 39,724,843
29,707 KLA Corp 17,647,146
29,063 Lam Research Corp 23,981,916
119,709 Microchip Technology, Inc 10,196,813
242,728 Micron Technology, Inc 20,813,926
10,114 Monolithic Power Systems, Inc 6,095,910
545,496 Nvidia Corp 335,627,324
57,849 NXP Semiconductors NV 12,181,264
94,815 (a) ON Semiconductor Corp 6,744,191
21,692 (a) Qorvo, Inc 2,163,560
245,947 QUALCOMM, Inc 36,525,589
35,393 Skyworks Solutions, Inc 3,697,153
35,237 Teradyne, Inc 3,403,542
200,307 Texas Instruments, Inc 32,073,157
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 782,999,724
SOFTWARE & SERVICES - 12 .4%
138,503 Accenture plc 50,398,472
100,603 (a) Adobe, Inc 62,150,521
33,190 (a) Akamai Technologies, Inc 4,090,004
19,496 (a) Ansys, Inc 6,391,374
47,070 (a) Autodesk, Inc 11,946,837
59,983 (a) Cadence Design Systems, Inc 17,302,696
35,007 (a) Ceridian HCM Holding, Inc 2,433,687
111,089 Cognizant Technology Solutions Corp (Class A) 8,567,184
12,561 (a) EPAM Systems, Inc 3,493,340
5,411 (a) Fair Isaac Corp 6,486,869
137,049 (a) Fortinet, Inc 8,838,290
17,019 (a) Gartner, Inc 7,785,171
124,511 Gen Digital, Inc 2,923,518
201,936 International Business Machines Corp 37,087,566
61,600 Intuit, Inc 38,889,928
1,640,656 Microsoft Corp 652,292,012
350,558 Oracle Corp 39,157,328
68,558 (a) Palo Alto Networks, Inc 23,207,568
26,403 (a) PTC, Inc 4,769,702
23,281 Roper Industries, Inc 12,501,897
214,834 (a) Salesforce, Inc 60,387,689
44,979 (a) ServiceNow, Inc 34,426,927
33,465 (a) Synopsys, Inc 17,848,558
9,415 (a) Tyler Technologies, Inc 3,980,191
20,903 (a) VeriSign, Inc 4,157,189
TOTAL SOFTWARE & SERVICES 1,121,514,518
TECHNOLOGY HARDWARE & EQUIPMENT - 8 .3%
132,728 Amphenol Corp (Class A) 13,418,801
3,225,307 Apple, Inc 594,746,611
55,785 (a) Arista Networks, Inc 14,430,464
28,932 CDW Corp 6,559,463
893,191 Cisco Systems, Inc 44,820,324
170,689 Corning, Inc 5,545,686

S&P 500 Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
13,861 (a) F5 Networks, Inc $ 2,546,266
285,877 Hewlett Packard Enterprise Co 4,371,059
195,411 HP, Inc 5,610,250
28,232 Jabil Inc 3,537,187
67,379 Juniper Networks, Inc 2,490,328
38,900 (a) Keysight Technologies, Inc 5,961,814
36,784 Motorola Solutions, Inc 11,752,488
45,795 NetApp, Inc 3,993,324
40,859 (c) Seagate Technology Holdings plc 3,500,799
69,728 TE Connectivity Ltd 9,914,624
10,387 (a) Teledyne Technologies, Inc 4,346,648
52,555 (a) Trimble Inc 2,672,947
67,702 (a) Western Digital Corp 3,875,939
11,623 (a) Zebra Technologies Corp (Class A) 2,784,290
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 746,879,312
TELECOMMUNICATION SERVICES - 1 .0%
1,575,557 AT&T, Inc 27,871,603
112,408 T-Mobile US, Inc 18,123,542
932,010 Verizon Communications, Inc 39,470,624
TOTAL TELECOMMUNICATION SERVICES 85,465,769
TRANSPORTATION - 1 .7%
140,758 (a) American Airlines Group, Inc 2,002,986
26,916 CH Robinson Worldwide, Inc 2,263,366
432,436 CSX Corp 15,437,965
139,199 Delta Air Lines, Inc 5,448,249
32,293 Expeditors International Washington, Inc 4,079,575
50,856 FedEx Corp 12,271,044
18,146 JB Hunt Transport Services, Inc 3,646,983
50,745 Norfolk Southern Corp 11,937,254
20,104 Old Dominion Freight Line 7,861,066
131,493 Southwest Airlines Co 3,930,326
454,025 (a) Uber Technologies, Inc 29,634,212
134,073 Union Pacific Corp 32,704,427
69,812 (a) United Airlines Holdings, Inc 2,888,821
159,167 United Parcel Service, Inc (Class B) 22,585,797
TOTAL TRANSPORTATION 156,692,071
UTILITIES - 2 .2%
154,880 AES Corp 2,583,398
58,186 Alliant Energy Corp 2,831,331
57,798 Ameren Corp 4,021,007
112,303 American Electric Power Co, Inc 8,775,356
44,076 American Water Works Co, Inc 5,466,306
31,813 Atmos Energy Corp 3,624,773
142,910 Centerpoint Energy, Inc 3,992,905
66,074 CMS Energy Corp 3,776,790
77,272 Consolidated Edison, Inc 7,024,025
71,306 Constellation Energy Corp 8,699,332
184,031 Dominion Energy, Inc 8,413,897
45,359 DTE Energy Co 4,781,746
172,328 Duke Energy Corp 16,514,192
81,726 Edison International 5,514,870
49,122 Entergy Corp 4,900,411
53,163 Evergy, Inc 2,699,086
76,774 Eversource Energy 4,162,686
215,497 Exelon Corp 7,501,451
114,159 FirstEnergy Corp 4,187,352
452,743 NextEra Energy, Inc 26,544,322
89,204 NiSource, Inc 2,316,628
49,798 NRG Energy, Inc 2,641,286
464,560 (d) PG&E Corp 7,837,127
22,225 Pinnacle West Capital Corp 1,531,302

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
164,693 PPL Corp $ 4,314,957
110,769 Public Service Enterprise Group, Inc 6,423,494
137,456 Sempra Energy 9,836,351
239,217 Southern Co 16,630,366
68,760 WEC Energy Group, Inc 5,553,058
119,678 Xcel Energy, Inc 7,165,122
TOTAL UTILITIES 200,264,927
TOTAL COMMON STOCKS 8,975,103,336
(Cost $3,690,227,371)
TOTAL LONG-TERM INVESTMENTS 8,975,103,336
(Cost $3,690,227,371)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.0%
GOVERNMENT AGENCY DEBT - 0 .0%
$ 3,000,000 Tennessee Valley Authority (TVA) 0 .010% 02/14/24 2,993,933
TOTAL GOVERNMENT AGENCY DEBT 2,993,933
REPURCHASE AGREEMENT - 0 .3%
28,937,000 (e) Fixed Income Clearing Corp (FICC) 5 .320 02/01/24 28,937,000
TOTAL REPURCHASE AGREEMENT 28,937,000
TREASURY DEBT - 0 .7%
10,000,000 United States Treasury Bill 0 .010 02/01/24 10,000,000
10,000,000 United States Treasury Bill 0 .010 02/15/24 9,979,594
10,000,000 United States Treasury Bill 0 .010 02/22/24 9,969,309
12,000,000 United States Treasury Bill 0 .010 02/27/24 11,954,392
5,000,000 United States Treasury Bill 0 .010 03/05/24 4,975,915
5,000,000 United States Treasury Bill 0 .010 03/12/24 4,970,743
10,000,000 United States Treasury Bill 0 .010 03/14/24 9,938,415
TOTAL TREASURY DEBT 61,788,368
TOTAL SHORT-TERM INVESTMENTS 93,719,301
(Cost $93,719,095)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
1,848,978 (f) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 1,848,978
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 1,848,978
(Cost $1,848,978)
TOTAL INVESTMENTS - 100.1% 9,070,671,615
(Cost $3,785,795,444)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (10,434,955)
NET ASSETS - 100.0% $ 9,060,236,660
(a)
Non-income producing
(b)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,765,008.
(d)
In bankruptcy
(e) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 1/31/24 to be repurchased at $28,941,276 on 2/1/24, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 1/15/27, valued at $29,515,788.
(f)
Investments made with cash collateral received from securities on loan.

S&P 500 Index Fund January 31, 2024

Portfolio of Investments
(continued)
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 325 03/15/24  $ 77,411,474 $ 79,145,625 $ 1,734,151

Portfolio of Investments
Small-Cap Blend Index Fund January 31, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 1 .4%
124,013 (a) Adient plc $ 4,304,491
152,153 (a) American Axle & Manufacturing Holdings, Inc 1,230,918
22,288 (a),(b) Atmus Filtration Technologies, Inc 497,691
22,990 (a) Cooper-Standard Holdings, Inc 404,394
170,026 Dana Inc 2,305,553
34,754 (a) Dorman Products, Inc 2,829,323
264,884 (a),(b) Fisker, Inc 212,543
56,929 (a) Fox Factory Holding Corp 3,588,804
42,574 (a) Gentherm, Inc 2,049,938
371,211 (a) Goodyear Tire & Rubber Co 5,174,681
71,316 (a),(b) Holley, Inc 340,177
33,465 LCI Industries 3,723,985
21,628 (a),(b) Livewire Group, Inc 214,550
369,808 (a),(b) Luminar Technologies, Inc 1,005,878
68,543 (a) Modine Manufacturing Co 4,735,636
28,706 Patrick Industries, Inc 2,881,795
211,191 (a),(b) Solid Power, Inc 342,129
27,701 Standard Motor Products, Inc 1,117,735
35,980 (a) Stoneridge, Inc 640,084
37,357 (a) Visteon Corp 4,306,889
37,934 Winnebago Industries, Inc 2,493,023
230,006 (a),(b) Workhorse Group, Inc 60,952
30,640 (a) XPEL, Inc 1,637,708
TOTAL AUTOMOBILES & COMPONENTS 46,098,877
BANKS - 9 .2%
20,612 1st Source Corp 1,077,389
11,792 (b) ACNB Corp 460,242
24,152 Amalgamated Financial Corp 641,477
35,315 Amerant Bancorp, Inc 798,472
14,438 American National Bankshares, Inc 653,897
88,865 Ameris Bancorp 4,411,259
10,397 (b) Ames National Corp 219,793
20,287 Arrow Financial Corp 511,030
201,695 Associated Banc-Corp 4,237,612
98,182 Atlantic Union Bankshares Corp 3,353,897
73,624 (a) Axos Financial, Inc 4,080,978
179,226 Banc of California, Inc 2,469,734
28,717 Bancfirst Corp 2,541,742
67,954 (a) Bancorp, Inc 2,965,513
12,630 (b) Bank First Corp 1,066,477
53,246 (b) Bank of Hawaii Corp 3,366,745
21,702 Bank of Marin Bancorp 424,925
62,887 Bank of NT Butterfield & Son Ltd 1,907,363
4,212 Bank7 Corp 117,725
100,577 BankUnited, Inc 2,842,306
7,880 Bankwell Financial Group, Inc 218,670
46,486 Banner Corp 2,165,318
20,159 Bar Harbor Bankshares 530,383
17,953 BayCom Corp 366,421
17,299 BCB Bancorp, Inc 214,854
58,022 Berkshire Hills Bancorp, Inc 1,392,528
31,713 (a) Blue Foundry Bancorp 302,542
22,285 (b) Blue Ridge Bankshares, Inc 55,712
28,761 (a) Bridgewater Bancshares, Inc 359,800
119,793 Brookline Bancorp, Inc 1,296,160
8,624 (b) Burke & Herbert Financial Services Corp 503,642
32,439 Business First Bancshares, Inc 731,499

Small-Cap Blend Index Fund January 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
32,837 Byline Bancorp, Inc $ 717,160
4,213 C&F Financial Corp 233,821
241,642 Cadence Bank 6,432,510
10,358 Cambridge Bancorp 710,455
19,391 Camden National Corp 698,658
12,139 Capital Bancorp, Inc 264,145
18,901 Capital City Bank Group, Inc 540,191
161,890 Capitol Federal Financial, Inc 1,026,383
26,939 Capstar Financial Holdings, Inc 490,020
33,893 (a),(b) Carter Bankshares, Inc 490,093
93,192 Cathay General Bancorp 3,836,715
36,449 Central Pacific Financial Corp 702,372
12,827 Central Valley Community Bancorp 249,100
4,222 Chemung Financial Corp 196,407
8,887 (b) ChoiceOne Financial Services, Inc 237,105
19,873 Citizens & Northern Corp 402,826
5,818 Citizens Financial Services, Inc 340,644
19,217 City Holding Co 1,964,170
18,904 Civista Bancshares, Inc 323,069
28,116 CNB Financial Corp 600,277
13,841 (a) Coastal Financial Corp 552,256
12,090 Codorus Valley Bancorp, Inc 284,961
22,879 Colony Bankcorp, Inc 279,810
35,116 (a) Columbia Financial, Inc 631,386
70,042 Community Bank System, Inc 3,205,822
18,596 Community Trust Bancorp, Inc 771,734
49,791 ConnectOne Bancorp, Inc 1,137,226
59,959 (a) CrossFirst Bankshares, Inc 846,621
38,777 (a) Customers Bancorp, Inc 2,072,243
179,502 CVB Financial Corp 3,010,249
50,173 Dime Community Bancshares, Inc 1,144,446
42,002 Eagle Bancorp, Inc 1,041,230
205,426 Eastern Bankshares, Inc 2,867,747
12,398 Enterprise Bancorp, Inc 352,351
48,847 Enterprise Financial Services Corp 2,033,501
19,872 Equity Bancshares, Inc 652,795
9,679 Esquire Financial Holdings, Inc 482,595
11,338 ESSA Bancorp, Inc 215,535
6,438 Evans Bancorp, Inc 189,728
16,904 (b) Farmers & Merchants Bancorp, Inc 382,030
51,109 Farmers National Banc Corp 701,215
48,789 FB Financial Corp 1,817,390
6,177 Fidelity D&D Bancorp, Inc 307,244
20,676 Financial Institutions, Inc 432,128
53,480 First Bancorp 1,848,269
225,958 First BanCorp 3,768,979
13,531 First Bancorp, Inc 338,275
39,027 First Bancshares, Inc 992,457
21,560 First Bank 296,234
66,996 First Busey Corp 1,577,086
9,719 First Business Financial Services, Inc 357,368
134,882 First Commonwealth Financial Corp 1,889,697
23,921 First Community Bancshares, Inc 820,012
8,906 First Community Corp 166,542
122,654 First Financial Bancorp 2,749,903
172,457 First Financial Bankshares, Inc 5,385,832
15,181 First Financial Corp 598,435
69,857 First Foundation, Inc 665,039
111,251 First Interstate BancSystem, Inc 3,061,628
79,715 First Merchants Corp 2,695,164
26,907 First Mid Bancshares, Inc 846,763
20,998 First of Long Island Corp 252,396
11,035 (a) First Western Financial, Inc 188,147

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
16,956 Five Star Bancorp $ 404,061
38,663 Flushing Financial Corp 619,768
8,212 FS Bancorp, Inc 302,366
210,945 Fulton Financial Corp 3,288,633
17,596 (a),(b) FVCBankcorp, Inc 215,903
37,852 German American Bancorp, Inc 1,254,037
148,668 Glacier Bancorp, Inc 5,747,505
11,809 Great Southern Bancorp, Inc 615,131
9,442 Greene County Bancorp, Inc 236,050
11,476 Guaranty Bancshares, Inc 349,903
114,681 Hancock Whitney Corp 5,173,260
41,495 Hanmi Financial Corp 695,041
57,370 HarborOne Bancorp, Inc 626,480
17,094 HBT Financial, Inc 332,820
57,139 Heartland Financial USA, Inc 2,026,720
80,674 Heritage Commerce Corp 717,192
45,837 Heritage Financial Corp 923,616
62,502 Hilltop Holdings, Inc 1,968,188
2,081 Hingham Institution For Savings The 384,694
10,191 Home Bancorp, Inc 405,806
250,372 Home Bancshares, Inc 5,868,720
18,605 HomeStreet, Inc 256,005
20,789 HomeTrust Bancshares, Inc 564,421
154,369 Hope Bancorp, Inc 1,710,409
62,708 Horizon Bancorp, Inc 822,102
27,331 Independent Bank Corp 695,301
59,599 Independent Bank Corp 3,342,908
49,119 Independent Bank Group, Inc 2,374,904
71,447 International Bancshares Corp 3,776,688
15,873 John Marshall Bancorp, Inc 301,587
69,147 Kearny Financial Corp 499,933
85,125 Lakeland Bancorp, Inc 1,131,311
32,765 Lakeland Financial Corp 2,193,944
13,925 LCNB Corp 205,672
45,800 Live Oak Bancshares, Inc 1,665,746
20,572 (a) Luther Burbank Corp 197,491
31,812 Macatawa Bank Corp 339,116
8,429 MainStreet Bancshares Inc 156,105
21,514 Mercantile Bank Corp 862,496
25,254 Metrocity Bankshares, Inc 603,571
14,795 (a) Metropolitan Bank Holding Corp 717,410
19,978 Mid Penn Bancorp, Inc 427,130
10,348 (b) Middlefield Banc Corp 273,187
27,834 Midland States Bancorp, Inc 730,921
19,523 MidWestOne Financial Group, Inc 497,836
14,402 MVB Financial Corp 308,635
48,144 National Bank Holdings Corp 1,685,040
7,584 (b) National Bankshares, Inc 244,660
59,861 NBT Bancorp, Inc 2,129,256
16,270 Nicolet Bankshares, Inc 1,265,318
9,098 Northeast Bank 498,843
16,876 Northeast Community Bancorp, Inc 290,773
54,701 Northfield Bancorp, Inc 658,053
6,833 Northrim BanCorp, Inc 345,271
170,181 Northwest Bancshares, Inc 2,105,139
9,670 (b) Norwood Financial Corp 264,861
8,516 (b) Oak Valley Bancorp 221,842
79,729 OceanFirst Financial Corp 1,373,731
60,429 OFG Bancorp 2,221,974
386,434 Old National Bancorp 6,364,568
59,123 Old Second Bancorp, Inc 805,255
6,875 (b) Orange County Bancorp, Inc 333,712
37,451 Origin Bancorp, Inc 1,142,256

Small-Cap Blend Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
13,166 Orrstown Financial Services, Inc $ 364,435
128,351 Pacific Premier Bancorp, Inc 3,256,265
18,724 Park National Corp 2,446,852
14,104 Parke Bancorp, Inc 261,065
34,138 Pathward Financial, Inc 1,767,666
16,298 PCB Bancorp 272,992
22,843 Peapack Gladstone Financial Corp 630,010
8,610 (b) Penns Woods Bancorp, Inc 185,632
43,783 Peoples Bancorp, Inc 1,282,842
9,455 Peoples Financial Services Corp 413,278
16,955 (a) Pioneer Bancorp, Inc 165,311
7,210 Plumas Bancorp 254,369
27,093 (a) Ponce Financial Group, Inc 245,463
17,517 Preferred Bank 1,258,421
49,051 Premier Financial Corp 1,024,675
26,697 Primis Financial Corp 352,400
6,731 Princeton Bancorp, Inc 219,834
97,826 Provident Financial Services, Inc 1,619,020
22,065 QCR Holdings, Inc 1,288,817
22,382 RBB Bancorp 395,938
5,706 Red River Bancshares, Inc 292,204
74,644 Renasant Corp 2,360,990
10,738 Republic Bancorp, Inc (Class A) 549,678
51,685 S&T Bancorp, Inc 1,723,178
59,795 Sandy Spring Bancorp, Inc 1,457,802
111,945 Seacoast Banking Corp of Florida 2,749,369
67,991 ServisFirst Bancshares, Inc 4,564,916
39,076 Shore Bancshares, Inc 505,643
18,048 Sierra Bancorp 374,496
162,535 Simmons First National Corp (Class A) 3,089,790
21,563 SmartFinancial, Inc 501,555
15,988 South Plains Financial, Inc 432,955
10,600 (a) Southern First Bancshares, Inc 397,394
12,797 Southern Missouri Bancorp, Inc 558,077
9,401 Southern States Bancshares, Inc 240,290
36,743 Southside Bancshares, Inc 1,150,056
100,793 SouthState Corp 8,375,898
65,715 Stellar Bancorp, Inc 1,644,846
23,940 (a) Sterling Bancorp, Inc 129,515
36,475 Stock Yards Bancorp, Inc 1,813,537
14,067 Summit Financial Group, Inc 397,955
63,558 (a) Texas Capital Bancshares, Inc 3,877,038
17,897 (a) Third Coast Bancshares, Inc 340,043
9,087 Timberland Bancorp, Inc 254,163
18,120 Tompkins Trustco, Inc 894,947
91,073 Towne Bank 2,560,062
42,158 Trico Bancshares 1,532,443
29,987 (a) Triumph Financial, Inc 2,118,582
25,242 TrustCo Bank Corp NY 729,494
81,793 Trustmark Corp 2,207,593
58,232 UMB Financial Corp 4,804,140
173,406 United Bankshares, Inc 6,216,605
152,846 United Community Banks, Inc 4,178,810
7,945 Unity Bancorp, Inc 217,614
38,986 Univest Financial Corp 828,063
15,236 (a) USCB Financial Holdings, Inc 184,813
572,428 Valley National Bancorp 5,506,757
71,665 Veritex Holdings, Inc 1,505,682
5,470 Virginia National Bankshares Corp 180,565
84,762 Washington Federal, Inc 2,461,488
23,311 Washington Trust Bancorp, Inc 648,279
77,647 WesBanco, Inc 2,278,163
22,562 West Bancorporation, Inc 424,391

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
34,720 Westamerica Bancorporation $ 1,656,838
80,791 WSFS Financial Corp 3,596,007
TOTAL BANKS 299,631,979
CAPITAL GOODS - 11 .8%
80,326 (a),(b) 374Water, Inc 96,391
179,882 (a) 3D Systems Corp 861,635
90,100 Aaon, Inc 6,321,416
45,562 (a) AAR Corp 2,771,081
34,416 (a) Aerovironment, Inc 4,151,946
32,808 (a) AerSale Corp 305,114
13,132 Alamo Group, Inc 2,787,661
41,129 Albany International Corp (Class A) 3,656,779
18,217 Allied Motion Technologies, Inc 507,526
35,339 Alta Equipment Group, Inc 378,127
43,486 (a) Ameresco, Inc 888,419
21,266 (a) American Woodmark Corp 1,941,161
13,071 (a),(b) Amprius Technologies, Inc 53,460
279,309 (a) API Group Corp 8,803,820
29,014 Apogee Enterprises, Inc 1,532,229
51,673 Applied Industrial Technologies, Inc 9,118,218
207,243 (a),(b) Archer Aviation, Inc 1,000,984
64,424 Arcosa, Inc 5,043,111
17,133 Argan, Inc 759,506
201,632 (a) Array Technologies, Inc 2,669,608
30,543 Astec Industries, Inc 1,087,331
34,552 (a) Astronics Corp 584,274
50,603 (a) Atkore, Inc 7,718,476
32,692 AZZ, Inc 2,041,615
66,285 Barnes Group, Inc 2,194,696
85,179 (a) Beacon Roofing Supply, Inc 7,060,487
76,331 (a),(b) Blink Charging Co 183,194
254,701 (a),(b) Bloom Energy Corp 2,883,215
34,366 (a) Blue Bird Corp 1,001,082
11,616 (a) BlueLinx Holdings, Inc 1,339,789
52,298 Boise Cascade Co 7,084,287
13,471 (a) Bowman Consulting Group Ltd 423,124
31,728 (b) Brookfield Business Corp 728,792
24,928 Cadre Holdings, Inc 847,303
57,187 (a) Chart Industries, Inc 6,674,867
38,063 Columbus McKinnon Corp 1,487,121
47,060 Comfort Systems USA, Inc 10,234,138
42,685 (a) Commercial Vehicle Group, Inc 277,026
32,351 (a) Concrete Pumping Holdings, Inc 249,750
52,115 (a) Construction Partners, Inc 2,371,233
20,414 CSW Industrials, Inc 4,318,990
79,327 (a),(b) Custom Truck One Source, Inc 518,799
369,528 (a),(b) Desktop Metal, Inc 239,713
143,719 (a) DNOW, Inc 1,450,125
29,703 Douglas Dynamics, Inc 747,030
38,323 (a),(b) Dragonfly Energy Holdings Corp 18,012
17,595 (a) Ducommun, Inc 868,313
19,002 (a) DXP Enterprises, Inc 612,244
38,182 (a) Dycom Industries, Inc 4,264,929
19,893 Encore Wire Corp 4,485,872
75,714 (a) Energy Recovery, Inc 1,174,324
134,808 (a),(b) Energy Vault Holdings, Inc 204,908
74,004 Enerpac Tool Group Corp 2,311,145
54,907 EnerSys 5,247,462
186,752 (a),(b) Enovix Corp 1,738,661
27,957 EnPro Industries, Inc 4,176,217
34,320 ESCO Technologies, Inc 3,496,178
112,738 (a),(b) ESS Tech, Inc 116,120

Small-Cap Blend Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
24,700 (a) Eve Holding, Inc $ 153,140
6,471 (b) EVI Industries, Inc 149,415
80,243 Federal Signal Corp 6,177,106
79,736 (a),(b) Fluence Energy, Inc 1,584,354
189,662 (a) Fluor Corp 7,152,154
61,094 Franklin Electric Co, Inc 5,758,720
132,578 FTAI Aviation Ltd 7,152,583
86,060 (a),(b) FTC Solar, Inc 43,159
629,779 (a),(b) FuelCell Energy, Inc 755,735
46,859 GATX Corp 5,747,256
13,295 (a) Gencor Industries, Inc 207,402
40,370 (a) Gibraltar Industries, Inc 3,266,740
15,994 Global Industrial Co 680,225
55,036 (a) GMS, Inc 4,631,830
31,797 Gorman-Rupp Co 1,061,702
281,369 GrafTech International Ltd 374,221
57,635 Granite Construction, Inc 2,599,915
92,133 (a) Great Lakes Dredge & Dock Corp 703,896
41,161 Greenbrier Cos, Inc 1,871,179
55,172 Griffon Corp 3,214,321
43,018 H&E Equipment Services, Inc 2,313,938
44,963 Helios Technologies, Inc 1,855,173
37,669 Herc Holdings, Inc 5,555,801
92,564 Hillenbrand, Inc 4,310,706
263,199 (a) Hillman Solutions Corp 2,313,519
57,112 (a) Hudson Technologies, Inc 724,180
187,746 (a),(b) Hyliion Holdings Corp 197,133
14,404 Hyster-Yale Materials Handling, Inc 946,631
11,331 (a) IES Holdings, Inc 928,689
60,268 (a),(b) INNOVATE Corp 54,482
25,320 Insteel Industries, Inc 876,832
111,943 (a) Janus International Group, Inc 1,583,993
113,834 (a) JELD-WEN Holding, Inc 2,117,312
42,090 John Bean Technologies Corp 4,156,808
15,554 Kadant, Inc 4,448,444
37,337 Kaman Corp 1,682,032
7,176 Karat Packaging, Inc 173,085
108,717 Kennametal, Inc 2,665,741
172,463 (a) Kratos Defense & Security Solutions, Inc 2,919,799
13,914 (a) Lawson Products, Inc 444,135
88,817 (a) Leonardo DRS, Inc 1,723,938
12,296 (a) Limbach Holdings, Inc 528,728
14,764 Lindsay Corp 1,920,944
35,165 LSI Industries, Inc 480,354
36,674 Luxfer Holdings plc 301,827
45,765 (a) Manitowoc Co, Inc 736,817
29,628 (a) Masonite International Corp 2,727,257
175,213 (a) Masterbrand, Inc 2,465,247
14,640 (a) Mayville Engineering Co Inc 185,782
32,506 McGrath RentCorp 4,084,379
294,054 (a),(b) Microvast Holdings, Inc 275,823
14,958 Miller Industries, Inc 602,060
37,835 Moog, Inc (Class A) 5,289,333
110,682 (a) MRC Global, Inc 1,179,870
148,666 Mueller Industries, Inc 7,135,968
208,203 Mueller Water Products, Inc (Class A) 2,854,463
22,252 (a) MYR Group, Inc 3,200,950
6,945 National Presto Industries, Inc 549,836
167,238 (a) NEXTracker, Inc 7,570,864
801,955 (a),(b) Nikola Corp 599,301
13,656 (a) Northwest Pipe Co 414,733
71,332 (a),(b) NuScale Power Corp 206,150
4,550 (b) Omega Flex, Inc 317,408

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
27,268 Park Aerospace Corp $ 402,203
10,937 Park-Ohio Holdings Corp 270,581
54,822 (a) Parsons Corp 3,571,653
76,315 (a) PGT Innovations, Inc 3,145,704
12,456 Powell Industries, Inc 1,476,410
3,385 Preformed Line Products Co 413,816
71,881 Primoris Services Corp 2,357,697
33,921 (a) Proto Labs, Inc 1,224,209
44,552 Quanex Building Products Corp 1,390,913
11,779 (a),(b) Redwire Corp 34,159
192,264 (a) Resideo Technologies, Inc 3,224,267
42,409 REV Group, Inc 827,824
378,736 (a),(b) Rocket Lab USA, Inc 1,836,870
12,666 Rush Enterprises, Inc 598,722
81,081 Rush Enterprises, Inc (Class A) 3,641,348
172,581 (a) SES AI Corp 226,081
229,048 (a) Shoals Technologies Group, Inc 3,016,562
46,436 Shyft Group, Inc 502,902
56,973 Simpson Manufacturing Co, Inc 10,311,543
77,038 (a),(b) SKYX Platforms Corp 115,557
58,362 (a) SPX Technologies, Inc 5,873,552
16,104 Standex International Corp 2,377,917
199,739 (a),(b) Stem, Inc 591,227
40,035 (a) Sterling Construction Co, Inc 3,006,629
115,662 (a),(b) SunPower Corp 350,456
24,061 Tennant Co 2,274,246
88,429 Terex Corp 5,432,193
116,727 (a),(b) Terran Orbital Corp 96,615
52,623 Textainer Group Holdings Ltd 2,612,732
45,098 (a) Thermon Group Holdings, Inc 1,478,312
68,648 (a) Titan International, Inc 1,013,245
25,486 (a) Titan Machinery, Inc 681,241
43,078 (a),(b) TPI Composites, Inc 116,311
11,134 (a) Transcat, Inc 1,225,185
107,846 Trinity Industries, Inc 2,711,248
86,691 (a) Triumph Group, Inc 1,404,394
57,548 (a) Tutor Perini Corp 515,630
79,608 UFP Industries, Inc 9,031,528
16,482 (a) V2X, Inc 640,985
29,475 (a) Vicor Corp 1,110,323
448,288 (a),(b) Virgin Galactic Holdings, Inc 797,953
62,328 Wabash National Corp 1,576,898
36,288 Watts Water Technologies, Inc (Class A) 7,185,387
3,320 (a) Willis Lease Finance Corp 162,713
43,471 (a),(b) Xometry, Inc 1,398,897
195,888 Zurn Elkay Water Solutions Corp 5,808,079
TOTAL CAPITAL GOODS 383,077,469
COMMERCIAL & PROFESSIONAL SERVICES - 4 .0%
88,186 ABM Industries, Inc 3,597,107
126,811 ACCO Brands Corp 771,011
166,227 (a) ACV Auctions, Inc 2,155,964
550,712 (a) Alight, Inc 4,912,351
41,199 Aris Water Solution, Inc 358,431
62,882 (a) ASGN, Inc 5,836,707
449,113 (a),(b) Aurora Innovation, Inc 1,342,848
9,094 Barrett Business Services, Inc 1,020,983
162,423 (a),(b) BlackSky Technology, Inc 206,277
55,968 (a) BrightView Holdings, Inc 499,794
61,203 Brink's Co 4,947,651
75,158 (a) Casella Waste Systems, Inc (Class A) 6,413,984
64,261 (a) CBIZ, Inc 4,090,855
39,690 (a) CECO Environmental Corp 767,208

Small-Cap Blend Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
23,108 (a) Cimpress plc $ 1,738,184
1,670 Compx International, Inc 40,280
239,412 (a) Conduent, Inc 861,883
147,987 (a) CoreCivic, Inc 2,104,375
9,209 CRA International, Inc 987,573
43,352 CSG Systems International, Inc 2,181,039
56,439 Deluxe Corp 1,067,262
33,936 Ennis, Inc 691,276
214,844 (a) ExlService Holdings, Inc 6,720,320
67,446 Exponent, Inc 5,948,063
71,896 First Advantage Corp 1,176,938
15,725 (a) Forrester Research, Inc 400,673
15,776 (a) Franklin Covey Co 637,981
157,529 (a) GEO Group, Inc 1,751,722
106,622 (a) Harsco Corp 918,015
99,048 Healthcare Services Group 935,013
27,521 Heidrick & Struggles International, Inc 824,804
96,267 Herman Miller, Inc 2,559,740
7,182 (b) HireQuest, Inc 95,521
14,269 (a) HireRight Holdings Corp 176,936
62,284 HNI Corp 2,536,204
25,876 (a) Huron Consulting Group, Inc 2,678,942
24,769 ICF International, Inc 3,443,882
34,234 (a),(b) Innodata, Inc 355,007
47,317 Insperity, Inc 5,426,787
77,869 Interface, Inc 966,354
40,981 Kelly Services, Inc (Class A) 842,160
26,009 Kforce, Inc 1,777,715
69,980 Korn/Ferry International 4,105,727
28,441 (a),(b) LanzaTech Global, Inc 123,861
151,402 (a) Legalzoom.com, Inc 1,560,955
33,529 (a) Liquidity Services, Inc 585,081
39,687 Matthews International Corp (Class A) 1,305,702
80,986 MAXIMUS, Inc 6,569,584
27,337 (a) Mistras Group, Inc 212,409
37,154 (a) Montrose Environmental Group, Inc 1,085,268
9,268 NL Industries, Inc 48,657
18,667 (a) NV5 Global, Inc 1,957,982
145,769 (a) OPENLANE, Inc 2,052,428
91,816 (a) Performant Financial Corp 258,921
239,421 Pitney Bowes, Inc 984,020
227,968 (a),(b) Planet Labs PBC 515,208
44,823 (a) Quad Graphics, Inc 244,734
13,233 (a) Red Violet, Inc 247,192
43,962 Resources Connection, Inc 591,729
3,697 (a) Skillsoft Corp 51,832
25,219 (a) SP Plus Corp 1,304,579
119,833 Steelcase, Inc (Class A) 1,519,482
42,287 (a) Sterling Check Corp 576,795
42,477 (a) TriNet Group, Inc 4,829,635
41,004 (a) TrueBlue, Inc 565,035
27,064 TTEC Holdings, Inc 551,564
19,951 Unifirst Corp 3,380,098
166,466 (a) Upwork, Inc 2,282,249
186,322 (a) Verra Mobility Corp 4,454,959
28,588 (a) Viad Corp 945,119
17,216 VSE Corp 1,069,286
16,227 (a) Willdan Group, Inc 310,585
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 131,056,496
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2 .6%
36,380 (a) 1-800-FLOWERS.COM, Inc (Class A) 378,352
44,172 Aaron's Co, Inc 454,530

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
64,574 (a) Abercrombie & Fitch Co (Class A) $ 6,580,091
96,135 Academy Sports & Outdoors, Inc 6,030,549
244,984 American Eagle Outfitters, Inc 4,855,583
8,391 (a) America's Car-Mart, Inc 510,928
112,475 Arko Corp 877,305
27,634 (a) Asbury Automotive Group, Inc 5,777,164
250,837 (a),(b) BARK, Inc 258,362
29,233 (b) Big 5 Sporting Goods Corp 147,042
26,199 (b) Big Lots, Inc 150,382
40,454 (a) Boot Barn Holdings, Inc 2,902,170
41,055 Buckle, Inc 1,526,835
17,777 Build-A-Bear Workshop, Inc 400,516
46,006 Caleres, Inc 1,443,208
57,652 Camping World Holdings, Inc 1,432,652
76,932 (a) CarParts.com, Inc 206,947
127,014 (a) Carvana Co 5,469,223
23,483 Cato Corp (Class A) 158,745
13,979 (a) Children's Place, Inc 311,452
32,343 (a),(b) ContextLogic, Inc 141,339
59,076 Designer Brands, Inc 506,281
72,031 (a) Destination XL Group, Inc 307,572
4,476 (b) Dillard's, Inc (Class A) 1,733,421
20,264 (a) Duluth Holdings, Inc 98,888
9,349 (a),(b) Envela Corp 40,668
138,619 (a),(b) EVgo, Inc 317,438
108,561 Foot Locker, Inc 3,057,078
44,369 (a) Funko, Inc 313,689
15,097 (a) Genesco, Inc 419,395
18,218 Group 1 Automotive, Inc 4,737,773
80,682 (a) GrowGeneration Corp 186,375
36,898 Guess, Inc 824,301
20,154 Haverty Furniture Cos, Inc 683,221
15,656 Hibbett Sports, Inc 1,043,472
6,290 (a) J Jill, Inc 146,620
22,463 (a) Lands' End, Inc 212,725
16,419 (a),(b) Lazydays Holdings, Inc 80,617
237,582 (a) Leslie's, Inc 1,594,175
28,757 (a) MarineMax, Inc 805,196
42,468 Monro Muffler, Inc 1,353,030
101,662 (a) National Vision Holdings, Inc 1,932,595
42,464 (a) ODP Corp 2,171,609
16,656 (a),(b) OneWater Marine, Inc 420,231
60,975 (a) Overstock.com, Inc 1,340,840
14,764 PetMed Express, Inc 91,684
55,994 (a),(b) Revolve Group, Inc 806,874
146,601 (a) Sally Beauty Holdings, Inc 1,806,124
35,524 (a) Savers Value Village, Inc 663,944
24,101 Shoe Carnival, Inc 614,576
59,243 Signet Jewelers Ltd 5,893,494
28,674 (a) Sleep Number Corp 295,342
20,211 Sonic Automotive, Inc (Class A) 1,021,868
52,415 (a) Sportsman's Warehouse Holdings, Inc 201,798
116,501 (a) Stitch Fix, Inc 372,803
98,951 (a),(b) ThredUp, Inc 201,365
24,764 (a) Tile Shop Holdings, Inc 160,718
30,285 (a) Tilly's, Inc 222,292
18,215 (a),(b) Torrid Holdings, Inc 93,989
71,308 Upbound Group, Inc 2,367,426
83,533 (a) Urban Outfitters, Inc 3,174,254
110,991 (a) Warby Parker, Inc 1,415,135
8,228 Weyco Group, Inc 264,201
3,791 Winmark Corp 1,367,300

Small-Cap Blend Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
21,845 (a) Zumiez, Inc $ 375,079
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 85,750,851
CONSUMER DURABLES & APPAREL - 3 .2%
40,517 Acushnet Holdings Corp 2,566,347
134,776 (a),(b) Allbirds, Inc 129,318
122,313 (a),(b) AMMO, Inc 265,419
39,684 (a) Beazer Homes USA, Inc 1,259,967
195,513 (a) Callaway Golf Co 2,574,906
11,693 (a) Cavco Industries, Inc 3,881,140
37,411 Century Communities, Inc 3,243,534
39,006 Clarus Corp 230,915
64,659 Cricut, Inc 338,813
33,115 (a) Dream Finders Homes, Inc 1,088,490
13,002 Escalade, Inc 208,812
30,328 Ethan Allen Interiors, Inc 883,455
54,988 (a) G-III Apparel Group Ltd 1,654,589
172,014 (a) GoPro, Inc 512,602
33,349 (a) Green Brick Partners, Inc 1,739,817
465,616 Hanesbrands, Inc 2,095,272
31,409 (a) Helen of Troy Ltd 3,596,330
13,365 Hooker Furniture Corp 308,464
6,484 (a) Hovnanian Enterprises, Inc 1,095,601
31,599 Installed Building Products, Inc 6,157,065
38,143 (a),(b) iRobot Corp 518,745
9,347 (a) JAKKS Pacific, Inc 293,122
7,378 Johnson Outdoors, Inc 330,239
94,679 KB Home 5,641,922
74,465 Kontoor Brands, Inc 4,365,138
27,788 (a) Landsea Homes Corp 349,851
58,833 (a) Latham Group, Inc 148,847
58,489 La-Z-Boy, Inc 2,036,002
12,191 (a) Legacy Housing Corp 288,073
28,359 (a) LGI Homes, Inc 3,346,646
18,991 (a) Lovesac Co 439,832
36,304 (a) M/I Homes, Inc 4,625,856
27,910 (a) Malibu Boats, Inc 1,165,242
11,799 Marine Products Corp 120,468
23,720 (a) MasterCraft Boat Holdings, Inc 459,456
79,029 MDC Holdings, Inc 4,945,635
48,338 Meritage Homes Corp 8,005,256
20,686 Movado Group, Inc 570,520
19,605 Oxford Industries, Inc 1,861,103
77,557 (b) Purple Innovation, Inc 79,108
8,350 Rocky Brands, Inc 233,633
71,294 (a) Skyline Champion Corp 4,882,213
61,498 Smith & Wesson Brands, Inc 803,164
25,142 (a) Snap One Holdings Corp 198,622
30,224 (a),(b) Solo Brands, Inc 84,325
170,365 (a) Sonos, Inc 2,654,287
98,818 Steven Madden Ltd 4,138,498
24,288 Sturm Ruger & Co, Inc 1,060,414
136,815 (a) Taylor Morrison Home Corp 7,133,534
56,696 (a) Traeger, Inc 124,164
127,771 (a) Tri Pointe Homes, Inc 4,411,933
7,006 (a),(b) United Homes Group, Inc 52,685
32,725 (a) Vera Bradley, Inc 251,328
77,340 (a) Vista Outdoor, Inc 2,170,934
92,087 (a) Vizio Holding Corp 644,609
18,596 (a) VOXX International Corp (Class A) 155,277
82,592 (a),(b) Vuzix Corp 137,929
107,291 Wolverine World Wide, Inc 896,953
TOTAL CONSUMER DURABLES & APPAREL 103,456,419

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES - 3 .4%
73,834 (a) Accel Entertainment, Inc $ 756,798
52,144 (a) Adtalem Global Education, Inc 2,632,229
41,884 (a) BALLY'S CORP 471,614
914 (a) Biglari Holdings, Inc (B Shares) 141,368
31,486 (a) BJ's Restaurants, Inc 1,089,730
116,007 Bloomin' Brands, Inc 3,088,106
23,333 (a),(b) Bowlero Corp 252,230
57,170 (a) Brinker International, Inc 2,446,304
19,815 Carriage Services, Inc 489,629
49,825 Carrols Restaurant Group, Inc 468,355
34,911 (a) Century Casinos, Inc 121,141
63,748 (b) Cheesecake Factory 2,191,019
154,312 (a) Chegg, Inc 1,519,973
24,200 (a) Chuy's Holdings, Inc 818,202
171,870 (a) Coursera, Inc 3,289,592
29,751 (b) Cracker Barrel Old Country Store, Inc 2,301,240
48,804 (a) Dave & Buster's Entertainment, Inc 2,612,478
69,612 (a) Denny's Corp 739,976
21,123 Dine Brands Global Inc. 985,388
39,112 (a) Duolingo, Inc 6,996,746
34,449 (a) El Pollo Loco Holdings, Inc 318,998
3,992 (a),(b),(c) Empire Resorts, Inc 40
45,139 (a) European Wax Center, Inc 669,863
111,166 (a) Everi Holdings, Inc 1,157,238
29,737 (a),(b) First Watch Restaurant Group, Inc 638,156
106,764 (a) Frontdoor, Inc 3,497,589
41,544 (a) Full House Resorts, Inc 196,088
42,834 (a) Global Business Travel Group I 248,009
26,672 Golden Entertainment, Inc 1,023,671
4,622 Graham Holdings Co 3,329,689
106,958 (a) Hilton Grand Vacations, Inc 4,460,149
31,386 (a) Inspired Entertainment, Inc 288,123
145,575 International Game Technology plc 3,779,127
27,657 Jack in the Box, Inc 2,156,416
117,121 (b) Krispy Kreme, Inc 1,556,538
7,827 (a) Kura Sushi USA, Inc 768,063
176,434 Laureate Education, Inc 2,226,597
60,234 (a),(b) Life Time Group Holdings, Inc 801,112
121,394 (a) Light & Wonder, Inc 9,757,650
30,587 (a),(b) Lincoln Educational Services Corp 274,060
47,271 (a) Lindblad Expeditions Holdings, Inc 436,784
17,150 Monarch Casino & Resort, Inc 1,182,149
61,478 (a),(b) Mondee Holdings, Inc 143,551
3,470 Nathan's Famous, Inc 247,584
70,999 (a) Nerdy, Inc 217,967
56,787 (a) Noodles & Co 144,239
30,594 (a) ONE Group Hospitality, Inc 134,614
112,075 (a) OneSpaWorld Holdings Ltd 1,527,582
44,293 Papa John's International, Inc 3,254,650
84,900 Perdoceo Education Corp 1,536,690
48,141 (a) PlayAGS, Inc 419,308
60,974 (a) Portillo's, Inc 837,783
34,790 (a) Potbelly Corp 437,658
11,650 RCI Hospitality Holdings, Inc 719,504
21,102 (a),(b) Red Robin Gourmet Burgers, Inc 214,818
63,870 Red Rock Resorts, Inc 3,492,412
117,051 (a) Rover Group, Inc 1,280,538
85,336 (a) Rush Street Interactive, Inc 444,601
446,219 (a) Sabre Corp 1,829,498
49,056 (a) SeaWorld Entertainment, Inc 2,423,366
49,666 (a) Shake Shack, Inc 3,752,763
95,798 (a) Six Flags Entertainment Corp 2,415,068
29,726 Strategic Education, Inc 2,796,028

Small-Cap Blend Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
56,741 (a) Stride, Inc $ 3,401,623
175,127 (a) Super Group SGHC Ltd 548,147
131,578 (a) Sweetgreen, Inc 1,405,253
39,028 (a),(b) Target Hospitality Corp 377,401
111,682 (a) Udemy, Inc 1,517,758
45,282 (a) Universal Technical Institute, Inc 639,382
68,524 (a) WW International, Inc 257,650
33,042 (a),(b) Xponential Fitness, Inc 365,445
TOTAL CONSUMER SERVICES 108,961,108
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .6%
43,320 Andersons, Inc 2,283,397
46,080 (a) Chefs' Warehouse, Inc 1,466,266
51,841 (a) HF Foods Group, Inc 259,205
17,765 Ingles Markets, Inc (Class A) 1,496,701
12,852 Natural Grocers by Vitamin Cottage, Inc 192,137
32,750 Pricesmart, Inc 2,489,655
47,147 SpartanNash Co 1,057,507
135,726 (a) Sprouts Farmers Market, Inc 6,836,519
78,946 (a) United Natural Foods, Inc 1,177,085
12,578 Village Super Market (Class A) 319,859
23,035 Weis Markets, Inc 1,399,376
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 18,977,707
ENERGY - 7 .0%
49,857 (a) Amplify Energy Corp 305,125
186,046 Archrock, Inc 3,039,992
55,514 Ardmore Shipping Corp 919,867
24,627 Atlas Energy Solutions, Inc 427,771
96,397 Berry Corp 646,824
287,384 (b) Borr Drilling Ltd 1,767,412
31,730 (a) Bristow Group, Inc 837,037
87,975 Cactus, Inc 3,733,659
92,583 California Resources Corp 4,414,357
81,215 (a) Callon Petroleum Co 2,608,626
16,544 (a) Centrus Energy Corp 830,840
260,992 ChampionX Corp 7,153,791
55,943 Chord Energy Corp 8,601,796
107,785 (b) Civitas Resources, Inc 6,985,546
244,405 (a) Clean Energy Fuels Corp 720,995
206,666 (a) CNX Resources Corp 4,174,653
125,215 (b) Comstock Resources, Inc 977,929
40,323 CONSOL Energy, Inc 3,814,556
63,121 Core Laboratories, Inc 995,418
104,807 (b) Crescent Energy Co 1,158,117
40,143 CVR Energy, Inc 1,354,023
88,049 Delek US Holdings, Inc 2,379,964
178,769 DHT Holdings, Inc 1,987,911
138,644 (a) Diamond Offshore Drilling, Inc 1,691,457
22,625 (a) DMC Global, Inc 385,077
46,761 Dorian LPG Ltd 1,750,732
45,388 (a) Dril-Quip, Inc 910,937
14,101 (a),(b) Empire Petroleum Corp 94,195
191,551 (a) Encore Energy Corp 883,050
213,166 (a),(b) Energy Fuels, Inc 1,609,403
581,873 Equitrans Midstream Corp 5,929,286
42,535 Evolution Petroleum Corp 238,621
25,892 Excelerate Energy, Inc 396,665
115,730 (a) Expro Group Holdings NV 2,036,848
37,293 FLEX LNG Ltd 1,117,671
13,082 (a) Forum Energy Technologies, Inc 257,846
329,245 (a),(b) Gevo, Inc 307,449
130,802 Golar LNG Ltd 2,852,792
46,394 Granite Ridge Resources, Inc 254,239

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
78,270 (a) Green Plains, Inc $ 1,622,537
14,405 (a) Gulfport Energy Operating Corp 1,827,994
30,364 (a) Hallador Energy Co 259,005
188,003 (a) Helix Energy Solutions Group, Inc 1,767,228
129,372 Helmerich & Payne, Inc 5,208,517
16,274 (b) HighPeak Energy, Inc 222,140
54,176 International Seaways, Inc 2,906,001
24,778 (b) Kinetik Holdings, Inc 805,781
14,795 (a) KLX Energy Services Holdings, Inc 143,807
21,034 Kodiak Gas Services, Inc 492,616
610,680 (a) Kosmos Energy Ltd 3,700,721
217,136 Liberty Energy, Inc 4,514,257
242,325 Magnolia Oil & Gas Corp 4,996,742
31,375 (a) Mammoth Energy Services, Inc 110,126
150,630 Matador Resources Co 8,268,081
197,259 Murphy Oil Corp 7,633,923
12,281 (a) Nabors Industries Ltd 1,038,727
5,622 Nacco Industries, Inc (Class A) 203,966
100,749 (a) Newpark Resources, Inc 653,861
106,488 (a),(b) NextDecade Corp 542,024
149,806 Noble Corp plc 6,610,939
270,472 Nordic American Tankers Ltd 1,203,600
116,207 Northern Oil and Gas, Inc 3,892,935
132,521 (a) Oceaneering International, Inc 2,753,786
85,619 (a) Oil States International, Inc 528,269
74,518 Overseas Shipholding Group, Inc 454,560
74,829 (a) Par Pacific Holdings, Inc 2,737,993
470,470 Patterson-UTI Energy, Inc 5,217,512
148,744 PBF Energy, Inc 7,513,059
150,806 Peabody Energy Corp 4,026,520
519,152 Permian Resources Corp 6,998,169
927 (a) PrimeEnergy Corp 89,177
35,705 (a),(b) ProFrac Holding Corp 282,427
129,228 (a) ProPetro Holding Corp 1,093,269
20,530 Ranger Energy Services, Inc 208,585
21,837 (a) Rex American Resources Corp 903,833
12,563 Riley Exploration Permian, Inc 279,150
90,661 (a),(b) Ring Energy, Inc 126,019
111,463 RPC, Inc 814,795
44,290 SandRidge Energy, Inc 646,634
63,132 Scorpio Tankers, Inc 4,463,432
32,964 (a) SEACOR Marine Holdings, Inc 348,100
66,190 (a) Seadrill Ltd 2,860,732
99,091 Select Water Solutions, Inc 769,937
154,310 SFL Corp Ltd 1,877,953
28,609 (a) SilverBow Resources, Inc 759,855
109,813 Sitio Royalties Corp 2,342,311
156,489 SM Energy Co 5,802,612
41,451 Solaris Oilfield Infrastructure, Inc 310,883
182,012 (a) Talos Energy, Inc 2,360,696
69,609 (a) Teekay Corp 625,785
31,750 Teekay Tankers Ltd 1,985,962
730,265 (a),(b) Tellurian, Inc 365,863
157,128 (a) Tetra Technologies, Inc 658,366
61,477 (a) Tidewater, Inc 4,130,640
499,278 (a),(b) Uranium Energy Corp 3,814,484
100,412 (a) US Silica Holdings, Inc 1,076,417
145,837 Vaalco Energy, Inc 621,266
80,530 (a) Valaris Ltd 4,982,391
5,797 (a) Verde Clean Fuels, Inc 15,420
91,121 (a),(b) Vertex Energy, Inc 133,037
31,626 (a) Vital Energy, Inc 1,386,168
33,898 Vitesse Energy, Inc 712,197

Small-Cap Blend Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
125,971 W&T Offshore, Inc $ 382,952
95,323 (a) Weatherford International plc 8,536,175
76,078 World Fuel Services Corp 1,717,080
TOTAL ENERGY 226,892,476
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5 .3%
125,823 Acadia Realty Trust 2,146,540
96,741 Alexander & Baldwin, Inc 1,675,554
2,930 Alexander's, Inc 643,985
17,127 Alpine Income Property Trust, Inc 266,154
65,435 American Assets Trust, Inc 1,467,707
201,187 (a) Apartment Investment and Management Co 1,494,819
284,905 Apple Hospitality REIT, Inc 4,575,574
85,020 Armada Hoffler Properties, Inc 1,016,839
95,713 Braemar Hotels & Resorts, Inc 218,226
236,646 Brandywine Realty Trust 1,121,702
251,559 Broadstone Net Lease, Inc 4,042,553
16,093 BRT Apartments Corp 270,362
131,304 CareTrust REIT, Inc 2,746,880
32,453 CBL & Associates Properties, Inc 758,751
20,439 Centerspace 1,119,240
67,757 Chatham Lodging Trust 711,449
54,938 City Office REIT, Inc 288,425
13,183 Clipper Realty, Inc 66,706
36,253 Community Healthcare Trust, Inc 927,714
148,099 Corporate Office Properties Trust 3,489,213
29,293 CTO Realty Growth, Inc 484,213
272,756 DiamondRock Hospitality Co 2,492,990
309,499 Diversified Healthcare Trust 888,262
221,942 Douglas Emmett, Inc 3,007,314
126,672 Easterly Government Properties, Inc 1,555,532
181,558 Empire State Realty Trust, Inc 1,728,432
136,391 Equity Commonwealth 2,606,432
205,954 Essential Properties Realty Trust, Inc 5,130,314
60,384 Farmland Partners, Inc 677,509
121,756 Four Corners Property Trust, Inc 2,850,308
64,246 Getty Realty Corp 1,777,044
53,876 Gladstone Commercial Corp 690,690
44,632 Gladstone Land Corp 631,989
83,263 Global Medical REIT, Inc 841,789
260,610 Global Net Lease, Inc 2,202,155
188,383 Hudson Pacific Properties, Inc 1,542,857
299,729 Independence Realty Trust, Inc 4,403,019
36,731 Innovative Industrial Properties, Inc 3,424,431
87,703 InvenTrust Properties Corp 2,177,666
138,384 JBG SMITH Properties 2,214,144
288,551 Kite Realty Group Trust 6,174,991
385,119 Lexington Realty Trust 3,500,732
53,919 LTC Properties, Inc 1,680,655
288,560 Macerich Co 4,556,362
106,908 Mack-Cali Realty Corp 1,630,347
55,511 National Health Investors, Inc 2,952,075
90,514 NETSTREIT Corp 1,644,639
43,137 NexPoint Diversified Real Estate Trust 297,645
30,782 NexPoint Residential Trust, Inc 940,390
36,023 Office Properties Income Trust 132,204
21,738 One Liberty Properties, Inc 439,977
77,925 Orion Office REIT, Inc 400,535
201,198 Outfront Media, Inc 2,619,598
254,434 Paramount Group, Inc 1,208,562
42,925 Peakstone Realty Trust 621,554
158,549 Pebblebrook Hotel Trust 2,413,116
156,087 Phillips Edison & Co, Inc 5,417,780

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
320,068 Physicians Realty Trust $ 3,917,632
171,598 Piedmont Office Realty Trust, Inc 1,166,866
56,344 Plymouth Industrial REIT, Inc 1,247,456
24,650 Postal Realty Trust, Inc 347,565
104,162 PotlatchDeltic Corp 4,659,166
162,732 Retail Opportunity Investments Corp 2,211,528
204,283 RLJ Lodging Trust 2,365,597
77,863 Ryman Hospitality Properties, Inc 8,557,144
305,586 Sabra Health Care REIT, Inc 4,076,517
64,391 Safehold, Inc 1,278,805
13,508 Saul Centers, Inc 516,816
211,085 Service Properties Trust 1,631,687
250,805 SITE Centers Corp 3,340,723
87,454 SL Green Realty Corp 3,931,057
17,982 (a) Star Holdings 208,411
138,486 Summit Hotel Properties, Inc 897,389
274,150 Sunstone Hotel Investors, Inc 2,925,181
136,805 Tanger Factory Outlet Centers, Inc 3,680,055
109,578 Terreno Realty Corp 6,545,094
80,873 UMH Properties, Inc 1,221,991
322,414 Uniti Group, Inc 1,695,898
17,424 Universal Health Realty Income Trust 693,650
155,954 Urban Edge Properties 2,693,326
115,558 Washington REIT 1,673,280
62,723 Whitestone REIT 810,381
140,219 Xenia Hotels & Resorts, Inc 1,869,119
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 171,168,979
FINANCIAL SERVICES - 5 .8%
51,959 (a),(b) Acacia Research (Acacia Technologies) 203,160
22,327 AFC Gamma, Inc 260,333
24,063 Alerus Financial Corp 546,471
28,214 (a),(b) AlTi Global, Inc 175,209
26,161 A-Mark Precious Metals, Inc 705,562
18,385 Angel Oak Mortgage REIT, Inc 196,168
187,042 Apollo Commercial Real Estate Finance, Inc 2,087,389
249,867 Arbor Realty Trust, Inc 3,323,231
68,600 Ares Commercial Real Estate Corp 652,386
66,401 ARMOUR Residential REIT, Inc 1,264,939
81,788 Artisan Partners Asset Management, Inc 3,426,917
27,851 (a) AssetMark Financial Holdings, Inc 854,190
6,149 (a) Atlanticus Holdings Corp 213,309
202,398 (a) AvidXchange Holdings, Inc 2,218,282
18,979 (b) B Riley Financial, Inc 444,488
82,395 (a),(b) Bakkt Holdings, Inc 112,881
36,669
Banco Latinoamericano de Exportaciones S.A. (Class
E) 881,889
470,654 BGC Group, Inc 3,322,817
229,863 Blackstone Mortgage Trust, Inc 4,537,496
64,302 Bread Financial Holdings, Inc 2,332,234
42,705 Brightsphere Investment Group, Inc 944,635
174,785 BrightSpire Capital, Inc 1,249,713
89,276 (a) Cannae Holdings, Inc 1,807,839
81,678 (a) Cantaloupe, Inc 556,227
17,461 Cass Information Systems, Inc 753,617
20,932 Chicago Atlantic Real Estate Finance, Inc 332,191
295,029 Chimera Investment Corp 1,416,139
116,554 Claros Mortgage Trust, Inc 1,368,344
35,080 Cohen & Steers, Inc 2,470,334
84,651 Compass Diversified Trust 1,869,941
13,986 (a),(b) Consumer Portfolio Services, Inc 127,832
3,880 Diamond Hill Investment Group, Inc 618,976
32,625 (a) Donnelley Financial Solutions, Inc 2,026,665

Small-Cap Blend Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
76,192 Dynex Capital, Inc $ 932,590
93,537 Ellington Financial, Inc 1,142,087
38,877 Enact Holdings, Inc 1,107,606
31,275 (a) Encore Capital Group, Inc 1,566,252
39,502 (a) Enova International, Inc 2,150,094
138,420 Essent Group Ltd 7,635,247
85,781 EVERTEC, Inc 3,444,965
12,214 Federal Agricultural Mortgage Corp (FAMC) 2,275,346
65,984 (a),(b) Finance Of America Cos, Inc 55,433
50,043 FirstCash Holdings, Inc 5,743,435
139,199 (a) Flywire Corp 2,974,683
151,090 (a) Forge Global Holdings, Inc 290,093
111,436 Franklin BSP Realty Trust, Inc 1,428,609
55,324 GCM Grosvenor, Inc 480,766
75,993 Granite Point Mortgage Trust, Inc 426,321
65,379 (a) Green Dot Corp 589,065
48,544 Hamilton Lane, Inc 5,628,191
139,228
Hannon Armstrong Sustainable Infrastructure Capital,
Inc 3,312,234
32,706 (a) I3 Verticals, Inc 612,910
43,507 (a) International Money Express, Inc 896,244
60,958 Invesco Mortgage Capital, Inc 537,040
109,770 Jackson Financial, Inc 5,496,184
80,286 KKR Real Estate Finance Trust, Inc 982,701
144,893 Ladder Capital Corp 1,583,680
148,229 (a) LendingClub Corp 1,337,026
15,171 (a) LendingTree, Inc 490,630
42,753 MarketWise, Inc 99,614
634,337 (a) Marqeta, Inc 3,812,365
21,476 Merchants Bancorp 939,360
129,979 MFA Financial, Inc 1,438,868
89,018 Moelis & Co 4,893,319
85,024 (a) Mr Cooper Group, Inc 5,727,217
110,716 Navient Corp 1,906,529
16,350 Nelnet, Inc (Class A) 1,424,575
46,286 (a) NerdWallet, Inc 708,639
113,687 New York Mortgage Trust, Inc 891,306
30,932 (b) NewtekOne, Inc 371,493
11,334 Nexpoint Real Estate Finance, Inc 165,136
105,841 (a) NMI Holdings, Inc 3,378,445
8,575 (a) Ocwen Financial Corp 248,075
139,399 (a) Open Lending Corp 1,023,189
19,207 (a) OppFi, Inc 61,654
71,476 Orchid Island Capital, Inc 570,378
57,144 P10, Inc 525,725
263,838 (a) Pagseguro Digital Ltd 3,395,595
72,267 Patria Investments Ltd 1,031,250
339,936 (a) Payoneer Global, Inc 1,590,900
42,771 (a) Paysafe Ltd 636,432
43,694 (a),(b) Paysign Inc 134,141
34,192 PennyMac Financial Services, Inc 2,982,226
114,025 PennyMac Mortgage Investment Trust 1,635,118
56,705 Perella Weinberg Partners 666,284
23,230 Piper Jaffray Cos 4,030,173
32,255 PJT Partners, Inc 3,101,963
52,853 (a) PRA Group, Inc 1,203,463
25,156 (a) Priority Technology Holdings Inc 89,304
58,298 (a) PROG Holdings, Inc 1,786,251
209,306 Radian Group, Inc 6,065,688
212,565 Ready Capital Corp 1,991,734
145,599 Redwood Trust, Inc 976,969
11,335 Regional Management Corp 276,347
178,890 (a) Remitly Global, Inc 3,066,175

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
102,364 (a) Repay Holdings Corp $ 802,534
15,036 (a) Security National Financial Corp 117,732
13,835 Silvercrest Asset Management Group, Inc 230,768
72,708 StepStone Group, Inc 2,432,083
387,162 (a) StoneCo Ltd 6,655,315
36,229 (a) StoneX Group, Inc 2,382,057
4,871 (a),(b) SWK Holdings Corp 84,268
101,395 TPG RE Finance Trust, Inc 617,496
131,098 Two Harbors Investment Corp 1,633,481
96,138 (a),(b) Upstart Holdings, Inc 3,053,343
1,276 (b) Value Line, Inc 56,910
13,428 (a) Velocity Financial, Inc 211,491
36,255 Victory Capital Holdings, Inc 1,222,881
9,115 Virtus Investment Partners, Inc 2,152,143
42,132 Walker & Dunlop, Inc 4,069,530
25,565 Waterstone Financial, Inc 340,014
184,169 WisdomTree, Inc 1,246,824
5,301 (a) World Acceptance Corp 696,074
TOTAL FINANCIAL SERVICES 187,272,080
FOOD, BEVERAGE & TOBACCO - 1 .5%
8,749 Alico, Inc 257,571
97,662 B&G Foods, Inc (Class A) 982,480
79,731 (a),(b) Beyond Meat, Inc 527,819
58,803 (a),(b) BRC, Inc 222,275
22,401 Calavo Growers, Inc 584,442
55,611 Cal-Maine Foods, Inc 3,081,962
6,307 Coca-Cola Consolidated Inc 5,432,787
97,201 Dole plc 1,097,399
56,878 (a) Duckhorn Portfolio, Inc 490,857
6,332 (a),(b) Forafric Global plc 66,106
44,645 Fresh Del Monte Produce, Inc 1,097,374
121,403 (a) Hain Celestial Group, Inc 1,300,226
7,856 (a),(b) Ispire Technology, Inc 86,416
20,046 J&J Snack Foods Corp 3,191,925
11,667 John B Sanfilippo & Son, Inc 1,249,886
26,103 Lancaster Colony Corp 4,797,209
23,415 (b) Limoneira Co 424,748
21,549 MGP Ingredients, Inc 1,830,588
66,355 (a) Mission Produce, Inc 662,887
32,268 (a) National Beverage Corp 1,492,072
205,609 Primo Water Corp 2,997,779
7,543 (a) Seneca Foods Corp 402,645
121,540 (a) Simply Good Foods Co 4,594,212
70,065 (a) Sovos Brands, Inc 1,544,933
129,933 (a) SunOpta, Inc 773,101
69,432 (a) TreeHouse Foods, Inc 2,923,087
22,190 Turning Point Brands, Inc 538,995
32,884 Universal Corp 1,905,628
96,666 Utz Brands, Inc 1,710,988
194,102 Vector Group Ltd 2,032,248
38,670 (a) Vita Coco Co, Inc 761,412
44,739 (a) Vital Farms, Inc 643,347
37,505 (a),(b) Westrock Coffee Co 388,552
34,161 (a) Zevia PBC 58,074
TOTAL FOOD, BEVERAGE & TOBACCO 50,152,030
HEALTH CARE EQUIPMENT & SERVICES - 5 .8%
422,318 (a) 23andMe Holding Co 308,757
86,697 (a) Accolade, Inc 981,410
125,546 (a) Accuray, Inc 325,164
129,135 (a) AdaptHealth Corp 932,355
20,910 (a) Addus HomeCare Corp 1,810,806
40,354 (a) Agiliti, Inc 286,110

Small-Cap Blend Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
17,003 (a),(b) AirSculpt Technologies, Inc $ 123,442
115,860 (a) Alignment Healthcare, Inc 776,262
125,307 (a) Alphatec Holdings, Inc 2,016,190
337,373 (a) American Well Corp 354,242
51,695 (a) AMN Healthcare Services, Inc 3,825,947
51,827 (a) Angiodynamics, Inc 305,779
55,609 (a) Apollo Medical Holdings, Inc 1,932,413
62,786 (a) AtriCure, Inc 2,138,491
1,897 Atrion Corp 644,980
62,533 (a) Avanos Medical, Inc 1,200,008
60,420 (a) Aveanna Healthcare Holdings, Inc 138,966
54,514 (a) Axogen, Inc 527,150
66,737 (a) Axonics, Inc 4,530,108
35,507 (a),(b) Beyond Air, Inc 59,652
241,587 (a) Brookdale Senior Living, Inc 1,321,481
207,390 (a),(b) Butterfly Network, Inc 186,879
59,508 (a),(b) CareMax, Inc 20,435
33,263 (a) Castle Biosciences, Inc 767,710
237,114 (a) Cerus Corp 429,176
31,337 (a),(b) ClearPoint Neuro, Inc 218,106
160,384 (a) Community Health Systems, Inc 588,609
18,280 (a) Computer Programs & Systems, Inc 185,176
40,477 Conmed Corp 3,869,601
11,554 (a) Corvel Corp 2,719,118
46,184 (a) Cross Country Healthcare, Inc 981,410
54,426 (a) CryoLife, Inc 910,003
15,323 (a) CVRx, Inc 384,914
61,038 (a) Definitive Healthcare Corp 518,823
111,839 (a) DocGo, Inc 413,804
78,649 Embecta Corp 1,348,044
68,394 (a) Enhabit, Inc 690,095
72,712 Ensign Group, Inc 8,232,453
147,186 (a) Evolent Health, Inc 4,328,740
171,182 (a),(b) Figs, Inc 986,008
27,932 (a) Fulgent Genetics, Inc 686,848
62,926 (a) Glaukos Corp 5,602,302
150,565 (a) Guardant Health, Inc 3,301,890
67,202 (a) Haemonetics Corp 5,138,265
76,936 (a) Health Catalyst, Inc 751,665
111,923 (a) HealthEquity, Inc 8,459,140
28,880 HealthStream, Inc 768,786
164,376 (a) Hims & Hers Health, Inc 1,410,346
71,455 (a) Inari Medical, Inc 4,069,362
25,023 (a) InfuSystem Holdings, Inc 230,962
101,140 (a) Inmode Ltd 2,396,007
21,483 (a) Innovage Holding Corp 113,645
32,057 (a) Inogen, Inc 228,086
44,472 (a) Integer Holdings Corp 4,505,903
229,226 (a),(b) Invitae Corp 89,398
9,882 iRadimed Corp 409,214
40,910 (a) iRhythm Technologies, Inc 4,900,200
20,600 (a) Joint Corp 201,056
90,665 (a) Lantheus Holdings, Inc 4,708,233
26,168 LeMaitre Vascular, Inc 1,518,791
144,121 (a),(b) LifeStance Health Group, Inc 861,844
72,739 (a) LivaNova plc 3,540,935
75,567 (a) Merit Medical Systems, Inc 5,916,896
17,709 (a) ModivCare, Inc 704,287
529,041 (a) Multiplan Corp 534,331
63,975 (a),(b) Nano-X Imaging Ltd 348,024
16,741 National Healthcare Corp 1,557,583
19,429 National Research Corp 765,503
291,957 (a) Neogen Corp 4,525,334

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
168,270 (a) NeoGenomics, Inc $ 2,498,809
47,225 (a) Nevro Corp 782,046
59,049 (a) Omnicell, Inc 1,899,606
577,014 (a),(b) Opko Health, Inc 588,554
21,914 (a) OptimizeRx Corp 309,426
222,384 (a) Option Care Health, Inc 6,947,276
99,167 (a) OraSure Technologies, Inc 730,861
12,006 (a),(b) Orchestra BioMed Holdings, Inc 85,002
47,704 (a) Orthofix Medical, Inc 662,609
20,885 (a) OrthoPediatrics Corp 545,516
65,683 (a) Outset Medical, Inc 199,676
96,134 (a) Owens & Minor, Inc 1,894,801
55,335 (a) P3 Health Partners, Inc 66,955
61,370 (a) Paragon 28, Inc 778,172
113,701 Patterson Cos, Inc 3,395,112
112,512 (a) Pediatrix Medical Group, Inc 1,053,112
34,250 (a) Pennant Group, Inc 514,093
33,037 (a) PetIQ, Inc 593,675
68,121 (a) Phreesia, Inc 1,735,723
150,696 (a) Privia Health Group, Inc 3,038,031
52,570 (a) PROCEPT BioRobotics Corp 2,433,991
104,334 (a) Progyny, Inc 3,974,082
47,757 (a) Pulmonx Corp 634,213
22,441 (a),(b) Pulse Biosciences, Inc 199,276
55,552 (a) Quipt Home Medical Corp 261,094
80,316 (a) RadNet, Inc 2,969,283
47,821 (a),(b) Repro-Med Systems, Inc 99,468
38,594 (a) RxSight, Inc 1,756,413
5,089 (a),(b) Sanara Medtech, Inc 172,008
73,968 (a) Schrodinger, Inc 1,956,454
137,065 Select Medical Holdings Corp 3,562,319
4,453 (a) Semler Scientific, Inc 197,223
420,520 (a) Sharecare, Inc 475,188
54,102 (a) SI-BONE, Inc 1,093,401
51,255 (a) Silk Road Medical, Inc 775,488
20,907 Simulations Plus, Inc 792,375
66,382 (a) STAAR Surgical Co 1,859,360
102,228 (a) Surgery Partners, Inc 3,137,377
19,020 (a) SurModics, Inc 669,694
31,396 (a) Tactile Systems Technology, Inc 476,277
22,148 (a) Tela Bio, Inc 153,043
42,240 (a) TransMedics Group, Inc 3,622,925
61,173 (a) Treace Medical Concepts, Inc 824,612
9,505 (a) UFP Technologies, Inc 1,601,688
19,725 US Physical Therapy, Inc 1,819,829
4,768 Utah Medical Products, Inc 377,673
53,665 (a) Varex Imaging Corp 1,034,125
147,522 (a) Veradigm, Inc 1,346,876
47,009 (a) Viemed Healthcare, Inc 381,713
34,878 (a) Zimvie, Inc 609,667
18,760 (a) Zynex, Inc 222,118
TOTAL HEALTH CARE EQUIPMENT & SERVICES 188,371,961
HOUSEHOLD & PERSONAL PRODUCTS - 1 .3%
43,730 (a),(b) Beauty Health Co 128,129
176,928 (a) BellRing Brands, Inc 9,778,811
13,300 (a),(b) Central Garden & Pet Co 623,770
52,978 (a) Central Garden and Pet Co (Class A) 2,186,932
66,159 Edgewell Personal Care Co 2,451,191
71,838 (a) elf Beauty, Inc 11,460,316
94,775 Energizer Holdings, Inc 2,996,785
131,960 (a) Herbalife Ltd 1,590,118
24,199 Inter Parfums, Inc 3,367,291

Small-Cap Blend Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
14,608 Medifast, Inc $ 798,327
18,571 (a) Nature's Sunshine Products, Inc 323,321
67,415 Nu Skin Enterprises, Inc (Class A) 1,251,222
6,480 Oil-Dri Corp of America 420,941
14,485 (a) USANA Health Sciences, Inc 678,188
31,500 (a) Waldencast plc 222,075
18,154 WD-40 Co 4,701,523
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 42,978,940
INSURANCE - 1 .8%
59,995 (a) AMBAC Financial Group, Inc 974,919
104,515 American Equity Investment Life Holding Co 5,770,273
24,817 Amerisafe, Inc 1,236,879
78,646 (a) BRP Group, Inc 1,764,816
148,234 CNO Financial Group, Inc 4,029,000
23,042 Crawford & Co 279,730
21,294 Donegal Group, Inc (Class A) 319,623
32,925 (a) eHealth, Inc 223,890
34,327 Employers Holdings, Inc 1,432,122
15,717 (a) Enstar Group Ltd 4,194,710
24,912 F&G Annuities & Life, Inc 1,117,054
20,390 (a) Fidelis Insurance Holdings Ltd 265,478
609,536 (a) Genworth Financial, Inc (Class A) 3,760,837
5,436 (a),(b) GoHealth, Inc 64,199
28,030 (a) Goosehead Insurance, Inc 2,163,916
36,612 (a) Greenlight Capital Re Ltd (Class A) 417,743
7,915 (b) HCI Group, Inc 709,738
15,753 (a),(b) Hippo Holdings, Inc 145,715
54,712 Horace Mann Educators Corp 2,015,043
1,606 Investors Title Co 268,604
39,977 James River Group Holdings Ltd 382,580
15,529 (a) Kingsway Financial Services, Inc 136,189
69,511 (a),(b) Lemonade, Inc 1,099,664
115,265 (a),(b) Maiden Holdings Ltd 202,866
62,428 (b) MBIA, Inc 379,562
36,239 Mercury General Corp 1,451,372
3,051 National Western Life Group, Inc 1,476,684
11,769 (a) NI Holdings, Inc 157,234
210,721 (a) Oscar Health, Inc 2,638,227
32,062 (a) Palomar Holdings, Inc 1,919,552
73,221 ProAssurance Corp 985,555
18,816 Safety Insurance Group, Inc 1,567,561
80,345 Selective Insurance Group, Inc 8,424,977
185,776 (a) Selectquote, Inc 206,211
85,732 (a) SiriusPoint Ltd 1,011,638
31,980 (a) Skyward Specialty Insurance Group, Inc 994,578
36,378 Stewart Information Services Corp 2,243,068
33,806 Tiptree, Inc 639,948
53,675 (a),(b) Trupanion, Inc 1,459,960
28,478 United Fire Group, Inc 638,192
26,792 (a) United Insurance Holdings Corp 309,983
32,896 Universal Insurance Holdings, Inc 546,732
TOTAL INSURANCE 60,026,622
MATERIALS - 4 .5%
52,114 (a),(b) 5E Advanced Materials, Inc 74,002
35,671 AdvanSix, Inc 905,330
171,357 (a) Allegheny Technologies, Inc 7,003,361
15,388 Alpha Metallurgical Resources, Inc 6,143,505
38,046 American Vanguard Corp 415,462
1,365,762 (a),(b) Arcadium Lithium plc 6,678,576
23,823 Arch Resources, Inc 4,215,718
62,914 (a) Aspen Aerogels, Inc 706,524
121,172 Avient Corp 4,387,638

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
42,204 Balchem Corp $ 5,915,313
73,660 Cabot Corp 5,310,886
22,143 (b) Caledonia Mining Corp plc 237,152
65,502 Carpenter Technology Corp 4,034,268
74,026 (a) Century Aluminum Co 825,390
22,616 (a) Clearwater Paper Corp 745,650
449,868 (a) Coeur Mining, Inc 1,210,145
155,682 Commercial Metals Co 8,129,714
46,667 Compass Minerals International, Inc 1,049,541
169,118 (a) Constellium SE 3,170,962
10,622 (a),(b) Contango ORE, Inc 174,944
10,158 (a) Core Molding Technologies, Inc 175,733
71,181 (a) Dakota Gold Corp 149,480
125,548 (a),(b) Danimer Scientific, Inc 80,100
125,316 (a) Ecovyst, Inc 1,160,426
35,238 FutureFuel Corp 200,857
60,484 (a) Glatfelter Corp 87,702
32,487 Greif, Inc (Class A) 2,034,011
5,388 Greif, Inc (Class B) 337,828
71,368 H.B. Fuller Co 5,407,553
26,226 Hawkins, Inc 1,745,865
15,291 Haynes International, Inc 851,250
807,089 Hecla Mining Co 3,075,009
262,037 (a),(b) i-80 Gold Corp 419,259
49,392 (a) Ingevity Corp 2,151,516
33,245 Innospec, Inc 3,860,077
15,133 (a) Intrepid Potash, Inc 278,447
85,679 (a) Ivanhoe Electric, Inc 716,276
20,823 Kaiser Aluminum Corp 1,351,413
75,853 (a) Knife River Corp 4,967,613
27,522 Koppers Holdings, Inc 1,407,475
30,976 Kronos Worldwide, Inc 288,387
73,197 (a) LSB Industries, Inc 544,586
26,855 Materion Corp 3,141,229
43,044 Minerals Technologies, Inc 2,812,925
49,769 Myers Industries, Inc 933,169
340,619 (a) Novagold Resources, Inc 871,985
204,077 (a) O-I Glass, Inc 2,971,361
13,023 Olympic Steel, Inc 880,094
136,132 (a),(b) Origin Materials, Inc 80,318
74,935 Orion S.A. 1,678,544
55,373 Pactiv Evergreen, Inc 808,446
188,567 (a) Perimeter Solutions S.A. 893,808
51,867 (a),(b) Perpetua Resources Corp 148,340
24,661 (a),(b) Piedmont Lithium, Inc 376,820
104,758 (a),(b) PureCycle Technologies, Inc 410,651
18,277 Quaker Chemical Corp 3,471,533
6,249 Ramaco Resources, Inc 78,862
31,252 (b) Ramaco Resources, Inc 590,038
59,396 (a) Ranpak Holdings Corp 244,712
83,699 (a) Rayonier Advanced Materials, Inc 363,254
38,094 Ryerson Holding Corp 1,307,386
34,222 Schnitzer Steel Industries, Inc (Class A) 901,065
73,697 Schweitzer-Mauduit International, Inc 886,575
57,298 Sensient Technologies Corp 3,554,195
28,624 Stepan Co 2,555,264
159,863 (a) Summit Materials, Inc 5,783,843
115,874 SunCoke Energy, Inc 1,187,708
46,444 Sylvamo Corp 2,156,395
58,512 (a) TimkenSteel Corp 1,202,422
45,315 Tredegar Corp 214,340
56,113 Trimas Corp 1,384,869
49,274 Trinseo plc 297,122

Small-Cap Blend Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
158,428 Tronox Holdings plc $ 2,184,722
2,386 United States Lime & Minerals, Inc 617,187
3,773 (b) Valhi, Inc 52,331
68,710 Warrior Met Coal, Inc 4,409,121
40,253 Worthington Industries, Inc 2,296,031
42,117 (a) Worthington Steel, Inc 1,261,404
TOTAL MATERIALS 145,633,013
MEDIA & ENTERTAINMENT - 1 .7%
119,692 (a) Advantage Solutions, Inc 482,359
43,573 (a) AMC Networks, Inc 788,236
14,745 (a) Atlanta Braves Holdings, Inc 635,067
61,355 (a) Atlanta Braves Holdings, Inc 2,473,220
30,157 (a) Boston Omaha Corp 467,132
137,888 (a) Bumble, Inc 1,891,823
36,340 (a) Cardlytics, Inc 277,638
129,439 (a) Cargurus, Inc 3,008,162
89,483 (a) Cars.com, Inc 1,559,689
144,605 (a) Cinemark Holdings, Inc 1,999,887
514,235 (a) Clear Channel Outdoor Holdings, Inc 884,484
1,684 (a) Daily Journal Corp 541,103
59,741 (a) DHI Group, Inc 136,807
19,910 (a) Emerald Holding, Inc 122,247
78,418 Entravision Communications Corp (Class A) 316,025
108,730 (a) Eventbrite, Inc 910,070
26,995 (a) EverQuote, Inc 340,947
69,850 (a) EW Scripps Co (Class A) 556,704
382,380 (a),(b) fuboTV, Inc 952,126
18,540 (a) Gambling.com Group Ltd 169,641
169,876 (a) Gannett Co, Inc 419,594
116,164 Gray Television, Inc 1,109,366
54,843 (a),(b) Grindr, Inc 476,037
147,651 (a) iHeartMedia, Inc 400,134
60,717 (a) IMAX Corp 848,216
64,832 (a) Integral Ad Science Holding Corp 943,306
49,257 John Wiley & Sons, Inc (Class A) 1,666,857
78,321 (a),(b) Lions Gate Entertainment Corp (Class A) 816,888
159,743 (a) Lions Gate Entertainment Corp (Class B) 1,549,507
54,035 (a) Madison Square Garden Entertainment Corp 1,801,527
179,043 (a) Magnite, Inc 1,584,531
33,377 (b) Marcus Corp 453,260
30,198 (a) MediaAlpha, Inc 385,024
197,881 (a) Nextdoor Holdings, Inc 300,779
55,980 (a) Outbrain, Inc 220,001
110,418 (a) Playstudios, Inc 242,920
59,268 (a) PubMatic, Inc 899,688
72,007 (a) QuinStreet, Inc 912,329
28,672 (a),(b) Reservoir Media, Inc 200,704
34,322 Scholastic Corp 1,319,338
32,860 Shutterstock, Inc 1,543,434
44,646 Sinclair, Inc 700,942
36,138 (a) Sphere Entertainment Co 1,278,562
107,400 (a) Stagwell, Inc 700,248
34,112 (a),(b) System1, Inc 61,402
34,289 (a) TechTarget, Inc 1,171,655
268,292 TEGNA, Inc 4,182,672
40,670 (a) Thryv Holdings, Inc 831,295
15,132 (b) Townsquare Media, Inc 162,518
129,623 (a) TrueCar, Inc 458,865
11,707 (a) Urban One, Inc 42,848
14,859 (a) Urban One, Inc 53,492
201,481 (a) Vimeo, Inc 799,880
34,551 (a) Vivid Seats, Inc 198,323

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
73,523 (a) WideOpenWest, Inc $ 272,770
88,024 (a) Yelp, Inc 3,849,290
61,363 (a) Ziff Davis, Inc 4,135,866
92,415 (a) ZipRecruiter, Inc 1,286,417
TOTAL MEDIA & ENTERTAINMENT 56,793,852
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9 .7%
68,049 (a),(b) 2seventy bio, Inc 349,772
52,932 (a) 4D Molecular Therapeutics, Inc 913,077
79,169 (a) 89bio, Inc 783,773
20,225 (a),(b) Aadi Bioscience, Inc 37,214
162,289 (a) Acadia Pharmaceuticals, Inc 4,204,908
44,936 (a),(b) ACELYRIN, Inc 342,412
94,576 (a) Aclaris Therapeutics, Inc 109,708
11,821 (a) Acrivon Therapeutics, Inc 43,147
35,556 (a),(b) Actinium Pharmaceuticals, Inc 191,291
155,076 (a) Adaptive Biotechnologies Corp 569,129
39,462 (a),(b) Adicet Bio, Inc 117,991
280,307 (a) ADMA Biologics, Inc 1,454,793
15,387 (a) Aerovate Therapeutics, Inc 297,123
466,802 (a) Agenus, Inc 311,450
75,089 (a) Agios Pharmaceuticals, Inc 1,698,513
68,242 (a) Akero Therapeutics, Inc 1,474,710
33,158 (a) Akoya Biosciences, Inc 168,443
62,944 (a),(b) Aldeyra Therapeutics, Inc 197,015
86,500 (a) Alector, Inc 515,540
220,737 (a) Alkermes plc 5,970,936
90,402 (a),(b) Allakos, Inc 114,811
130,716 (a),(b) Allogene Therapeutics, Inc 460,120
43,250 (a) Alpine Immune Sciences, Inc 1,150,883
67,327 (a) Altimmune, Inc 635,567
36,722 (a) ALX Oncology Holdings, Inc 529,164
378,410 (a) Amicus Therapeutics, Inc 4,703,636
158,933 (a) Amneal Pharmaceuticals, Inc 850,292
50,714 (a) Amphastar Pharmaceuticals, Inc 2,706,099
68,570 (a) Amylyx Pharmaceuticals, Inc 1,097,120
23,713 (a) AnaptysBio, Inc 559,627
98,638 (a),(b) Anavex Life Sciences Corp 588,869
19,572 (a) ANI Pharmaceuticals, Inc 1,092,509
20,311 (a) Anika Therapeutics, Inc 477,715
62,371 (a) Annexon, Inc 259,152
26,529 (a),(b) Apogee Therapeutics, Inc 888,722
169,888 (a),(b) Arbutus Biopharma Corp 402,635
50,131 (a) Arcellx, Inc 3,100,101
31,233 (a) Arcturus Therapeutics Holdings, Inc 1,029,752
75,466 (a) Arcus Biosciences, Inc 1,142,555
109,697 (a),(b) Arcutis Biotherapeutics, Inc 643,921
301,059 (a) Ardelyx, Inc 2,628,245
153,448 (a) Arrowhead Pharmaceuticals, Inc 4,925,681
33,145 (a),(b) ARS Pharmaceuticals, Inc 205,830
64,615 (a) Arvinas, Inc 2,681,523
120,384 (a),(b) Assertio Holdings, Inc 106,251
45,633 (a) Astria Therapeutics, Inc 594,598
105,147 (a) Atea Pharmaceuticals, Inc 437,412
37,316 (a) Aura Biosciences, Inc 287,333
171,754 (a) Aurinia Pharmaceuticals, Inc 1,295,025
83,065 (a) Avid Bioservices, Inc 562,350
95,065 (a) Avidity Biosciences, Inc 1,162,645
34,057 (a) Avita Medical, Inc 570,795
46,983 (a),(b) Axsome Therapeutics, Inc 4,229,879
98,409 (a),(b) Beam Therapeutics, Inc 2,401,180
60,363 (a) BioAtla, Inc 115,595
250,932 (a) BioCryst Pharmaceuticals, Inc 1,329,940

Small-Cap Blend Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
90,557 (a) Biohaven Ltd $ 4,027,975
47,217 (a) BioLife Solutions, Inc 802,689
26,928 (a),(b) Biomea Fusion, Inc 486,858
18,644 (a),(b) Biote Corp 70,661
14,808 (a),(b) Bioxcel Therapeutics Inc 47,682
150,690 (a) Bluebird Bio, Inc 153,704
80,892 (a) Blueprint Medicines Corp 6,433,341
152,417 (a) Bridgebio Pharma, Inc 5,226,379
82,701 (a),(b) Bright Green Corp 16,507
46,461 (a),(b) Cabaletta Bio, Inc 951,521
59,968 (a) Cara Therapeutics, Inc 33,918
70,175 (a) CareDx, Inc 600,698
111,659 (a) Caribou Biosciences, Inc 684,470
36,524 (b) Carisma Therapeutics, Inc 76,700
50,336 (a),(b) Cassava Sciences, Inc 1,205,547
129,883 (a) Catalyst Pharmaceuticals, Inc 1,870,315
23,416 (a),(b) Celcuity, Inc 353,582
61,065 (a) Celldex Therapeutics, Inc 2,150,709
26,194 (a) Century Therapeutics, Inc 112,110
92,263 (a) Cerevel Therapeutics Holdings, Inc 3,865,820
78,524 (a),(c) Chinook Therapeutics, Inc 30,624
164,649 (a),(b) Citius Pharmaceuticals, Inc 102,247
89,565 (a) Codexis, Inc 235,556
109,291 (a) Cogent Biosciences, Inc 484,159
95,056 (a),(b) Coherus Biosciences, Inc 204,370
46,249 (a) Collegium Pharmaceutical, Inc 1,524,367
124,245 (a) Compass Therapeutics, Inc 161,519
105,349 (a) Corcept Therapeutics, Inc 2,222,864
86,103 (a),(b) CorMedix, Inc 254,004
85,774 (a) Crinetics Pharmaceuticals, Inc 3,129,036
59,106 (a) CryoPort, Inc 857,628
47,316 (a),(b) Cue Biopharma, Inc 124,914
34,937 (a) Cullinan Oncology, Inc 528,946
149,168 (a) Cymabay Therapeutics, Inc 3,506,940
165,149 (a) Cytek Biosciences, Inc 1,246,875
123,898 (a) Cytokinetics, Inc 9,680,151
84,682 (a) Day One Biopharmaceuticals, Inc 1,274,464
72,633 (a) Deciphera Pharmaceuticals, Inc 1,040,105
159,902 (a) Denali Therapeutics, Inc 2,560,031
47,309 (a) Design Therapeutics, Inc 112,122
11,903 (a) Disc Medicine, Inc 782,622
169,045 (a) Dynavax Technologies Corp 2,184,061
57,715 (a) Dyne Therapeutics, Inc 1,235,101
14,382 (a) Eagle Pharmaceuticals, Inc 84,279
58,283 (a) Edgewise Therapeutics, Inc 1,039,186
111,593 (a) Editas Medicine, Inc 784,499
56,201 (a),(b) Emergent Biosolutions, Inc 93,856
25,834 (a) Enanta Pharmaceuticals, Inc 313,883
31,703 (a),(b) Enliven Therapeutics, Inc 497,737
29,191 (a) Entrada Therapeutics, Inc 425,313
122,126 (a) Erasca, Inc 203,950
55,974 (a) Evolus, Inc 710,310
38,852 (a),(b) Eyenovia, Inc 70,711
35,581 (a) EyePoint Pharmaceuticals, Inc 958,196
118,657 (a) Fate Therapeutics, Inc 730,927
24,461 (a),(b) Fennec Pharmaceuticals, Inc 244,365
83,092 (a) FibroGen, Inc 159,537
28,008 (a),(b) Foghorn Therapeutics, Inc 89,065
25,224 (a) Genelux Corp 266,870
64,890 (a) Generation Bio Co 121,993
673,923 (a) Geron Corp 1,240,018
38,589 (a),(b) Graphite Bio, Inc 104,962
121,020 (a),(b) Gritstone bio, Inc 289,238

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
172,782 (a) Halozyme Therapeutics, Inc $ 5,848,671
41,309 (a) Harmony Biosciences Holdings, Inc 1,302,886
39,598 (a),(b) Harrow Health, Inc 377,369
52,517 (a) Harvard Bioscience, Inc 231,075
91,752 (a),(b) Heron Therapeutics, Inc 221,122
34,314 (a) HilleVax, Inc 486,229
80,338 (a),(b) Humacyte, Inc 266,722
37,494 (a) Icosavax, Inc 574,033
79,166 (a) Ideaya Biosciences, Inc 3,446,096
15,873 (a),(b) IGM Biosciences, Inc 166,984
29,269 (a),(b) Ikena Oncology, Inc 39,220
27,824 (a),(b) Immuneering Corp 163,327
180,417 (a),(b) ImmunityBio, Inc 606,201
320,975 (a) Immunogen, Inc 9,410,987
71,140 (a) Immunovant, Inc 2,590,207
46,546 (a),(b) Inhibrx, Inc 1,793,417
80,752 (a) Innoviva, Inc 1,308,182
65,457 (a) Inozyme Pharma, Inc 360,014
184,174 (a) Insmed, Inc 5,120,037
120,078 (a) Intellia Therapeutics, Inc 2,860,258
124,521 (a) Intra-Cellular Therapies, Inc 8,385,244
309,838 (a) Iovance Biotherapeutics, Inc 2,395,048
189,169 (a) Ironwood Pharmaceuticals, Inc 2,684,308
33,162 (a) iTeos Therapeutics, Inc 329,962
21,259 (a) Janux Therapeutics, Inc 181,977
42,377 (a) KalVista Pharmaceuticals, Inc 668,285
153,723 (a),(b) Karyopharm Therapeutics, Inc 115,369
30,428 (a) Keros Therapeutics, Inc 1,684,494
97,211 (a) Kezar Life Sciences, Inc 96,190
43,001 (a) Kiniksa Pharmaceuticals Ltd 758,108
46,566 (a) Kodiak Sciences, Inc 186,730
28,765 (a) Krystal Biotech, Inc 3,200,106
95,283 (a) Kura Oncology, Inc 1,919,000
49,528 (a) Kymera Therapeutics, Inc 1,623,528
35,655 (a) Larimar Therapeutics, Inc 206,442
126,230 (a),(b) Lexicon Pharmaceuticals, Inc 236,050
22,292 (a) Ligand Pharmaceuticals, Inc (Class B) 1,629,545
176,749 (a),(b) Lineage Cell Therapeutics, Inc 164,394
63,413 (a),(b) Liquidia Corp 810,418
21,463 (a),(b) Longboard Pharmaceuticals, Inc 455,874
242,546 (a),(b) Lyell Immunopharma, Inc 443,859
82,092 (a) MacroGenics, Inc 1,173,916
19,614 (a) Madrigal Pharmaceuticals, Inc 4,250,550
346,252 (a) MannKind Corp 1,156,482
67,798 (a),(b) Marinus Pharmaceuticals, Inc 660,353
121,346 (a),(b) MaxCyte, Inc 617,651
44,655 (a) MeiraGTx Holdings plc 271,056
13,719 (a),(b) Merrimack Pharmaceuticals, Inc 183,835
65,881 (a),(b) Mersana Therapeutics, Inc 208,184
7,010 Mesa Laboratories, Inc 642,256
155,997 (a) MiMedx Group, Inc 1,207,417
27,548 (a) Mineralys Therapeutics, Inc 300,549
33,475 (a) Mirum Pharmaceuticals, Inc 885,749
41,302 (a),(b) Monte Rosa Therapeutics, Inc 218,694
49,818 (a) Morphic Holding, Inc 1,578,732
22,624 (a) Mural Oncology PLC 99,319
109,125 (a) Myriad Genetics, Inc 2,334,184
66,458 (a) Nautilus Biotechnology, Inc 184,753
20,749 (a) Neumora Therapeutics, Inc 309,160
54,749 (a) NGM Biopharmaceuticals, Inc 83,766
32,496 (a),(b) Nkarta, Inc 293,764
129,914 (a),(b) Novavax, Inc 519,656
62,887 (a) Nurix Therapeutics, Inc 496,807

Small-Cap Blend Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
34,708 (a) Nuvalent, Inc $ 2,609,000
198,189 (a) Nuvation Bio, Inc 321,066
9,280 (a),(b) Nuvectis Pharma, Inc 67,651
110,944 (a) Ocular Therapeutix, Inc 539,188
36,652 (a) Olema Pharmaceuticals, Inc 477,942
33,248 (a),(b) Omega Therapeutics, Inc 121,355
55,246 (a),(b) Omeros Corp 178,997
7,972 (a),(c) OmniAb Operations, Inc 80
7,972 (a),(c) OmniAb Operations, Inc 80
126,258 (a) OmniAb, Inc 732,296
102,190 (a),(b) Optinose, Inc 128,759
99,130 (a) Organogenesis Holdings, Inc 327,129
53,148 (a),(b) ORIC Pharmaceuticals, Inc 584,097
82,414 (a) Ovid therapeutics, Inc 318,942
340,184 (a) Pacific Biosciences of California, Inc 2,214,598
61,624 (a) Pacira BioSciences, Inc 2,008,326
38,199 (a),(b) PDS Biotechnology Corp 204,365
13,643 (a),(b) PepGen, Inc 136,839
41,651 (a),(b) Phathom Pharmaceuticals, Inc 279,062
28,478 Phibro Animal Health Corp 307,847
76,493 (a) Pliant Therapeutics, Inc 1,370,755
52,216 (a) PMV Pharmaceuticals, Inc 91,900
93,312 (a) Poseida Therapeutics, Inc 320,993
185,473 (a),(b) Precigen, Inc 255,953
13,804 (a),(b) Prelude Therapeutics, Inc 45,277
66,357 (a) Prestige Consumer Healthcare, Inc. 4,083,610
53,396 (a),(b) Prime Medicine, Inc 339,065
46,942 (a),(b) ProKidney Corp 61,494
77,065 (a) Protagonist Therapeutics, Inc 1,927,396
74,027 (a),(b) Protalix BioTherapeutics, Inc 107,339
56,664 (a) Prothena Corp plc 1,608,691
96,425 (a) PTC Therapeutics, Inc 2,515,728
47,125 (a) Quanterix Corp 1,040,991
127,709 (a),(b) Quantum-Si, Inc 199,226
41,950 (a) Rallybio Corp 56,633
39,628 (a) RAPT Therapeutics, Inc 980,793
25,437 (a) RayzeBio, Inc 1,579,638
175,767 (a),(b) Recursion Pharmaceuticals, Inc 1,653,967
55,956 (a) REGENXBIO, Inc 689,378
122,162 (a) Relay Therapeutics, Inc 1,129,999
11,909 (a),(b) Reneo Pharmaceuticals, Inc 19,531
68,193 (a) Replimune Group, Inc 529,178
119,788 (a) Revance Therapeutics, Inc 602,534
191,251 (a) REVOLUTION Medicines, Inc 5,307,215
67,929 (a) Rhythm Pharmaceuticals, Inc 2,996,348
242,444 (a) Rigel Pharmaceuticals, Inc 283,659
85,094 (a) Rocket Pharmaceuticals, Inc 2,444,751
71,611 (a) Sage Therapeutics, Inc 1,836,106
7,575 (a),(b) Sagimet Biosciences, Inc 71,811
127,192 (a),(b) Sana Biotechnology, Inc 698,284
233,110 (a) Sangamo Therapeutics Inc 106,531
122,409 (a),(b) Savara, Inc 604,700
75,268 (a) Scholar Rock Holding Corp 1,049,989
39,230 (a),(b) scPharmaceuticals, Inc 192,227
81,550 (a),(b) Seer, Inc 140,266
159,741 (a),(b) Selecta Biosciences, Inc 115,014
65,492 SIGA Technologies, Inc 319,601
88,306 (a),(b),(c) Sorrento Therapeutics, Inc 139,994
89,417 (a) SpringWorks Therapeutics, Inc 3,945,972
37,455 (a),(b) Stoke Therapeutics, Inc 181,282
157,458 (a),(b) Summit Therapeutics, Inc 617,235
65,592 (a) Supernus Pharmaceuticals, Inc 1,815,587
88,668 (a) Sutro Biopharma, Inc 384,819

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
89,185 (a) Syndax Pharmaceuticals, Inc $ 1,827,401
56,370 (a) Tango Therapeutics, Inc 662,348
10,807 (a) Taro Pharmaceutical Industries Ltd 465,241
39,094 (a) Tarsus Pharmaceuticals, Inc 1,064,921
62,367 (a) Tenaya Therapeutics, Inc 262,253
58,306 (a) Terns Pharmaceuticals, Inc 302,025
181,468 (a) TG Therapeutics, Inc 2,947,040
70,044 (a),(b) Theravance Biopharma, Inc 664,017
29,669 (a) Theseus Pharmaceuticals, Inc 120,456
26,824 (a) Third Harmonic Bio, Inc 232,564
98,440 (a) Travere Therapeutics, Inc 879,069
57,709 (a) Trevi Therapeutics, Inc 81,947
76,783 (a) Twist Bioscience Corp 2,487,769
18,400 (a),(b) Tyra Biosciences, Inc 246,560
37,124 (a),(b) UroGen Pharma Ltd 582,847
77,049 (a) Vanda Pharmaceuticals, Inc 277,376
124,808 (a) Vaxcyte, Inc 8,913,787
58,029 (a) Vaxxinity, Inc 41,201
60,524 (a),(b) Ventyx Biosciences, Inc 127,706
45,877 (a) Vera Therapeutics, Inc 1,670,840
98,673 (a) Veracyte, Inc 2,468,798
63,422 (a) Vericel Corp 2,725,878
28,476 (a),(b) Verrica Pharmaceuticals, Inc 160,889
68,915 (a) Verve Therapeutics, Inc 745,660
22,032 (a),(b) Vigil Neuroscience, Inc 59,927
126,400 (a) Viking Therapeutics, Inc 3,051,296
113,567 (a) Vir Biotechnology, Inc 1,067,530
57,193 (a) Viridian Therapeutics, Inc 1,100,965
51,509 (a) Vor BioPharma, Inc 118,471
42,867 (a) Voyager Therapeutics, Inc 311,643
80,574 (a) WaVe Life Sciences Ltd 348,080
167,362 (a) X4 Pharmaceuticals, Inc 130,777
78,294 (a) Xencor, Inc 1,464,098
185,451 (a) Xeris Biopharma Holdings, Inc 456,209
9,988 (a) XOMA Corp 199,460
50,449 (a) Y-mAbs Therapeutics, Inc 645,243
78,566 (a) Zentalis Pharmaceuticals, Inc 931,007
47,316 (a) Zevra Therapeutics, Inc 273,960
23,657 (a) Zura Bio Ltd 67,422
72,589 (a) Zymeworks, Inc 786,865
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 316,816,690
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .8%
2,110 (a),(b) American Realty Investors, Inc 46,441
147,307 (a) Anywhere Real Estate, Inc 1,048,826
388,056 (a) Compass, Inc 1,334,913
224,697 (a) Cushman & Wakefield plc 2,363,812
216,042 DigitalBridge Group, Inc 4,243,065
122,458 Douglas Elliman, Inc 264,509
96,938 (b) eXp World Holdings, Inc 1,200,092
24,714 (a) Forestar Group, Inc 772,560
8,758 (a) FRP Holdings, Inc 508,840
163,123 Kennedy-Wilson Holdings, Inc 1,704,635
32,091 Marcus & Millichap, Inc 1,222,346
9,874 (a) Maui Land & Pineapple Co, Inc 195,505
184,348 Newmark Group, Inc 1,871,132
725,368 (a) Opendoor Technologies, Inc 2,480,759
23,741 Re/Max Holdings, Inc 254,741
144,574 (a) Redfin Corp 1,179,724
20,152 RMR Group, Inc 525,766
45,526 St. Joe Co 2,513,035
8,230 (a) Stratus Properties, Inc 189,290
28,670 (a) Tejon Ranch Co 452,413

Small-Cap Blend Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT—continued
1,691 (a) Transcontinental Realty Investors, Inc $ 67,183
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 24,439,587
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3 .1%
64,217 (a) ACM Research, Inc 1,105,817
36,387 (a),(b) Aehr Test Systems 540,347
30,740 (a) Alpha & Omega Semiconductor Ltd 788,788
51,167 (a) Ambarella, Inc 2,689,337
148,939 Amkor Technology, Inc 4,715,409
28,637 (a),(b) Atomera, Inc 225,087
43,343 (a) Axcelis Technologies, Inc 5,636,757
33,386 (a) Ceva, Inc 641,011
16 (a),(c) China Energy Savings Technology, Inc 0
62,303 (a) Cohu, Inc 1,984,974
150,733 (a) Credo Technology Group Holding Ltd 3,091,534
59,630 (a) Diodes, Inc 4,014,292
101,171 (a) Formfactor, Inc 3,922,400
37,652 (a) Ichor Holdings Ltd 1,363,002
31,149 (a) Impinj, Inc 3,020,830
204,872 (a) indie Semiconductor, Inc 1,243,573
14,287 (a) inTEST Corp 170,444
73,171 Kulicke & Soffa Industries, Inc 3,681,965
72,115 (a) MACOM Technology Solutions Holdings, Inc 6,218,476
39,710 (a),(b) Maxeon Solar Technologies Ltd 179,886
98,684 (a) MaxLinear, Inc 2,054,601
147,697 (a) Navitas Semiconductor Corp 846,304
6,396 NVE Corp 511,616
65,589 (a) Onto Innovation, Inc 10,592,623
41,128 (a) PDF Solutions, Inc 1,283,194
81,337 (a) Photronics, Inc 2,376,667
75,254 Power Integrations, Inc 5,641,040
144,982 (a) Rambus, Inc 9,935,616
86,963 (a) Semtech Corp 1,725,346
42,326 (a) Silicon Laboratories, Inc 5,221,335
22,642 (a) SiTime Corp 2,412,958
26,944 (a),(b) SkyWater Technology, Inc 232,796
65,804 (a) SMART Global Holdings, Inc 1,293,049
52,510 (a) Synaptics, Inc 5,608,593
29,962 (a) Transphorm, Inc 145,016
58,863 (a) Ultra Clean Holdings 2,248,567
66,149 (a) Veeco Instruments, Inc 2,108,830
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 99,472,080
SOFTWARE & SERVICES - 6 .3%
154,489 (a) 8x8, Inc 519,083
94,696 A10 Networks, Inc 1,266,085
143,555 (a) ACI Worldwide, Inc 4,316,699
137,971 Adeia, Inc 1,674,968
26,114 (a) Agilysys, Inc 2,186,003
63,677 (a) Alarm.com Holdings, Inc 3,872,835
52,968 (a) Alkami Technology, Inc 1,304,072
73,143 (a) Altair Engineering, Inc 6,218,618
42,572 American Software, Inc (Class A) 482,341
91,578 (a) Amplitude, Inc 1,186,851
25,646 (a) Appfolio, Inc 5,623,142
56,141 (a) Appian Corp 1,831,881
111,481 (a),(b) Applied Digital Corp 573,012
108,467 (a) Asana, Inc 1,889,495
25,633 (a) Asure Software, Inc 226,596
193,997 (a) AvePoint, Inc 1,493,777
37,314 (a) BigBear.ai Holdings, Inc 60,449
92,493 (a) BigCommerce Holdings, Inc 756,593
120,893 (a),(b) Bit Digital, Inc 319,157
57,244 (a) Blackbaud, Inc 4,632,184

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
75,864 (a) BlackLine, Inc $ 4,451,699
188,785 (a) Box, Inc 4,904,634
69,338 (a) Braze, Inc 3,747,719
52,707 (a) Brightcove, Inc 120,699
106,569 (a),(b) C3.ai, Inc 2,640,780
52,366 (a) Cerence, Inc 1,048,367
54,565 (a) Cipher Mining, Inc 165,878
203,107 (a) Cleanspark, Inc 1,635,011
111,362 Clear Secure, Inc 2,119,219
58,798 (a) Commvault Systems, Inc 5,390,601
25,392 (a) Consensus Cloud Solutions, Inc 552,022
9,622 (a),(b) CoreCard Corp 116,426
45,997 (a) Couchbase, Inc 1,149,925
31,049 (a) CS Disco, Inc 253,981
18,229 (a),(b) Digimarc Corp 645,671
127,855 (a) Digital Turbine, Inc 689,138
83,179 (a),(b) DigitalOcean Holdings, Inc 2,804,796
41,771 (a) Domo, Inc 454,051
229,054 (a) E2open Parent Holdings, Inc 861,243
32,005 (a) eGain Corp 240,037
50,931 (a) Enfusion, Inc 402,355
67,418 (a) Envestnet, Inc 3,445,060
55,189 (a) Everbridge, Inc 1,234,026
33,468 (a) EverCommerce, Inc 325,978
74,393 (a) Expensify, Inc 120,517
161,771 (a) Fastly, Inc 3,254,833
215,764 (a) Freshworks, Inc 4,789,961
76,416 (a) Grid Dynamics Holdings, Inc 997,229
32,648 Hackett Group, Inc 754,822
14,547 (a) IBEX Holdings Ltd 262,137
49,632 Information Services Group, Inc 219,373
23,549 (a) Instructure Holdings, Inc 580,012
37,573 (a) Intapp, Inc 1,618,645
35,058 InterDigital, Inc 3,682,843
93,971 (a) Jamf Holding Corp 1,742,222
113,547 (a),(b) Kaltura, Inc 190,759
97,810 (a) Liveperson, Inc 273,868
88,311 (a) LiveRamp Holdings, Inc 3,486,518
283,663 (a),(b) Marathon Digital Holdings, Inc 5,029,345
341,827 (a),(b) Matterport, Inc 769,111
34,938 (a) MeridianLink, Inc 794,839
16,170 (a),(b) MicroStrategy, Inc (Class A) 8,104,566
59,675 (a) Mitek Systems, Inc 751,905
51,523 (a) Model N, Inc 1,388,545
92,068 (a) N-able, Inc 1,195,043
74,973 (a),(b) NextNav, Inc 311,888
139,279 (a) Olo, Inc 720,072
42,356 ON24, Inc 324,023
53,118 (a) OneSpan, Inc 544,991
119,323 (a) PagerDuty, Inc 2,825,569
45,326 (a) Perficient, Inc 3,088,060
75,466 (a) PowerSchool Holdings, Inc 1,776,470
57,688 Progress Software Corp 3,277,255
60,276 (a) PROS Holdings, Inc 2,074,700
75,905 (a) Q2 Holdings, Inc 3,229,758
49,800 (a) Qualys, Inc 9,420,666
80,346 (a) Rapid7, Inc 4,421,440
68,658 (a) Rimini Street, Inc 225,198
248,400 (a) Riot Platforms, Inc 2,707,560
39,109 Sapiens International Corp NV 1,067,676
41,848 (a) SEMrush Holdings, Inc 482,926
67,188 (a) SolarWinds Corp 794,162
190,276 (a),(b) SoundHound AI, Inc 315,858

Small-Cap Blend Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
11,953 (a) SoundThinking, Inc $ 246,710
136,514 (a) Sprinklr, Inc 1,703,695
63,245 (a) Sprout Social, Inc 3,878,816
48,751 (a) SPS Commerce, Inc 8,960,434
65,311 (a) Squarespace, Inc 2,024,641
151,929 (a) Tenable Holdings, Inc 7,155,856
183,601 (a),(b) Terawulf, Inc 306,614
124,531 (a) Thoughtworks Holding, Inc 582,805
13,579 (a),(b) Tucows, Inc 313,946
80,099 (a) Unisys Corp 539,867
144,617 (a) Varonis Systems, Inc 6,490,411
84,018 (a) Verint Systems, Inc 2,494,494
17,360 (a) Viant Technology, Inc 148,775
43,626 (a) Weave Communications, Inc 547,070
65,855 (a) Workiva, Inc 6,120,564
58,016 (a) Xperi, Inc 619,611
147,082 (a) Yext, Inc 872,196
181,585 (a) Zeta Global Holdings Corp 1,757,743
180,434 (a) Zuora, Inc 1,649,167
TOTAL SOFTWARE & SERVICES 203,861,937
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .5%
30,205 (a),(b) 908 Devices, Inc 213,851
103,824 ADTRAN Holdings, Inc 650,457
49,826 Advanced Energy Industries, Inc 5,190,873
136,154 (a),(b) Aeva Technologies, Inc 116,003
95,939 (a),(b) Akoustis Technologies, Inc 55,021
119,140 (a) Arlo Technologies, Inc 1,057,963
15,093 (a) Aviat Networks, Inc 450,224
39,148 Badger Meter, Inc 5,636,921
13,903 Bel Fuse, Inc (Class B) 929,555
56,558 Belden CDT, Inc 4,195,472
47,165 Benchmark Electronics, Inc 1,279,115
78,536 (a) Calix, Inc 2,605,824
15,390 (a) Cambium Networks Corp 65,407
17,023 (a),(b) Clearfield, Inc 428,809
5,413 Climb Global Solutions, Inc 298,906
226,468 (a) CommScope Holding Co, Inc 525,406
19,845 (a),(b) CompoSecure, Inc 100,019
37,175 (a) Comtech Telecommunications Corp 235,318
49,333 (a) Corsair Gaming, Inc 628,009
5,715 (a) CPI Card Group, Inc 104,299
42,326 CTS Corp 1,737,906
52,112 (a) Daktronics, Inc 395,009
46,873 (a) Digi International, Inc 1,139,483
37,273 (a),(b) DZS, Inc 58,146
78,672 (a) Eastman Kodak Co 271,418
35,943 (a) ePlus, Inc 2,715,134
152,459 (a),(b) Evolv Technologies Holdings, Inc 666,246
165,912 (a) Extreme Networks, Inc 2,241,471
48,952 (a) Fabrinet 10,451,742
25,759 (a) FARO Technologies, Inc 583,184
148,294 (a) Harmonic, Inc 1,735,040
42,335 Immersion Corp 289,148
271,730 (a),(b) Infinera Corp 1,342,346
38,176 (a) Insight Enterprises, Inc 7,052,634
31,595 (a),(b) Intevac, Inc 130,487
209,468 (a),(b) IonQ, Inc 2,151,236
55,526 (a) Iteris, Inc 267,635
60,587 (a) Itron, Inc 4,370,746
31,385 (a) Kimball Electronics, Inc 746,335
118,060 (a) Knowles Corp 1,925,559
23,802 (a) KVH Industries, Inc 115,916

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
155,618 (a),(b) Lightwave Logic, Inc $ 670,714
42,898 (a),(b) Luna Innovations, Inc 307,579
46,978 Methode Electronics, Inc 975,263
240,192 (a),(b) MicroVision, Inc 571,657
259,949 (a) Mirion Technologies, Inc 2,456,518
44,978 Napco Security Technologies, Inc 1,562,986
37,896 (a) Netgear, Inc 538,123
93,733 (a) Netscout Systems, Inc 2,016,197
59,828 (a) nLight, Inc 776,567
47,825 (a) Novanta, Inc 7,391,354
21,007 (a) OSI Systems, Inc 2,689,526
35,663 (a),(b) PAR Technology Corp 1,624,093
15,952 PC Connection, Inc 1,029,064
36,498 (a) Plexus Corp 3,457,091
114,929 (a) Ribbon Communications, Inc 349,384
15,463 Richardson Electronics Ltd 152,156
23,441 (a) Rogers Corp 2,702,044
74,372 (a) Sanmina Corp 4,448,933
33,317 (a) Scansource, Inc 1,308,025
249,482 (a),(b) SmartRent, Inc 735,972
61,703 (a) Super Micro Computer, Inc 32,678,526
163,745 (a),(b),(c) Tingo Group, Inc 56,492
137,307 (a) TTM Technologies, Inc 1,909,940
23,429 (a) Turtle Beach Corp 266,388
298,029 (a) Viavi Solutions, Inc 2,929,625
170,017 Vishay Intertechnology, Inc 3,694,469
16,057 (a) Vishay Precision Group, Inc 511,897
159,197 Xerox Holdings Corp 2,938,777
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 145,903,633
TELECOMMUNICATION SERVICES - 0 .6%
17,395 (a) Anterix, Inc 518,719
108,710 (a),(b) AST SpaceMobile, Inc 311,998
14,813 ATN International, Inc 546,600
31,861 (a) Bandwidth, Inc 440,956
57,956 Cogent Communications Group, Inc 4,474,203
105,124 (a) Consolidated Communications Holdings, Inc 456,238
164,578 (a) EchoStar Corp (Class A) 2,203,699
915,192 (a),(b) Globalstar, Inc 1,455,155
90,915 (a) Gogo, Inc 804,598
21,037 (a) IDT Corp 727,459
48,837 (a) Liberty Latin America Ltd (Class A) 343,813
188,205 (a) Liberty Latin America Ltd (Class C) 1,340,020
1,220,138 (a),(b) Lumen Technologies, Inc 1,488,568
29,212 (a) Ooma, Inc 316,074
66,660 Shenandoah Telecom Co 1,365,863
24,019 Spok Holdings, Inc 397,755
131,096 Telephone and Data Systems, Inc 2,518,354
TOTAL TELECOMMUNICATION SERVICES 19,710,072
TRANSPORTATION - 1 .3%
74,021 (a) Air Transport Services Group, Inc 1,146,585
21,359 Allegiant Travel Co 1,674,546
31,397 ArcBest Corp 3,740,325
76,928 (a),(b) Blade Air Mobility, Inc 229,245
58,833 Costamare, Inc 630,101
11,167 Covenant Logistics Group, Inc 539,813
57,168 (a) Daseke, Inc 465,348
12,455 (a),(b) Eagle Bulk Shipping, Inc 686,644
35,177 Forward Air Corp 1,559,396
63,188 (a),(b) Frontier Group Holdings, Inc 307,726
134,966 FTAI Infrastructure, Inc 574,955
53,978 Genco Shipping & Trading Ltd 946,774
163,178 Golden Ocean Group Ltd 1,724,792

Small-Cap Blend Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
70,818 (a) Hawaiian Holdings, Inc $ 1,009,157
63,458 Heartland Express, Inc 821,781
38,844 (a) Himalaya Shipping Ltd 252,874
84,654 (a) Hub Group, Inc (Class A) 3,833,133
456,856 (a) JetBlue Airways Corp 2,425,905
363,111 (a),(b) Joby Aviation, Inc 1,982,586
75,196 Marten Transport Ltd 1,391,126
45,715 Matson, Inc 5,121,451
8,979 (a) PAM Transportation Services, Inc 185,955
47,422 Pangaea Logistics Solutions Ltd 441,973
51,631 (a) Radiant Logistics, Inc 317,014
153,071 (a) RXO, Inc 3,183,877
75,940 (b) Safe Bulkers, Inc 306,798
52,763 (a) Skywest, Inc 2,810,157
127,109 (b) Spirit Airlines, Inc 799,516
49,955 (a) Sun Country Airlines Holdings, Inc 679,888
10,420 Universal Truckload Services, Inc 318,018
84,911 Werner Enterprises, Inc 3,358,230
TOTAL TRANSPORTATION 43,465,689
UTILITIES - 2 .6%
75,856 Allete, Inc 4,483,848
88,948 (a) Altus Power, Inc 479,430
49,528 American States Water Co 3,694,789
13,352 Artesian Resources Corp 487,348
100,742 Avista Corp 3,426,235
90,779 Black Hills Corp 4,698,721
159,286 Brookfield Infrastructure Corp 5,576,603
56,339 (a),(b) Cadiz, Inc 152,679
76,898 California Water Service Group 3,481,172
28,140 Chesapeake Utilities Corp 2,850,019
20,522 Consolidated Water Co, Inc 655,267
27,477 Genie Energy Ltd 511,347
17,733 Global Water Resources, Inc 212,619
48,703 MGE Energy, Inc 3,140,856
23,404 Middlesex Water Co 1,309,922
83,866 (a) Montauk Renewables, Inc 579,514
128,502 New Jersey Resources Corp 5,246,737
46,254 Northwest Natural Holding Co 1,704,922
81,361 NorthWestern Corp 3,915,091
73,828 ONE Gas, Inc 4,530,824
70,635 Ormat Technologies, Inc 4,568,672
54,965 Otter Tail Corp 4,969,935
114,109 PNM Resources, Inc 4,134,169
135,307 Portland General Electric Co 5,538,116
25,021 (a) Pure Cycle Corp 244,956
10,847 RGC Resources, Inc 207,286
41,635 SJW Corp 2,478,948
81,317 Southwest Gas Holdings Inc 4,771,682
68,961 Spire, Inc 3,914,916
144,956 (a),(b) Sunnova Energy International, Inc 1,524,937
21,828 Unitil Corp 1,037,267
18,741 York Water Co 672,427
TOTAL UTILITIES 85,201,254
TOTAL COMMON STOCKS 3,245,171,801
(Cost $2,356,926,861)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
20,265 (c) Chinook Therapeutics, Inc 203

SHARES DESCRIPTION
REFERENCERATE & SPREAD
EXPIRATION
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
159,741 (b),(c) Selecta Biosciences, Inc 03/20/24 $ 28,753
9,351 (c) Tobira Therapeutics, Inc 561
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 29,517
TOTAL RIGHTS/WARRANTS 29,517
(Cost $25,692)
TOTAL LONG-TERM INVESTMENTS 3,245,201,318
(Cost $2,356,952,553)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENT - 0 .2%
$ 8,307,000 (d) Fixed Income Clearing Corp (FICC) 5 .320% 02/01/24 8,307,000
TOTAL REPURCHASE AGREEMENT 8,307,000
TOTAL SHORT-TERM INVESTMENTS 8,307,000
(Cost $8,307,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.2%
103,489,988 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 103,489,988
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 103,489,988
(Cost $103,489,988)
TOTAL INVESTMENTS - 103.2% 3,356,998,306
(Cost $2,468,749,541)
OTHER ASSETS & LIABILITIES, NET - (3.2)% (104,851,983)
NET ASSETS - 100.0% $ 3,252,146,323
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $127,755,426.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 1/31/24 to be repurchased at $8,308,228 on 2/1/24, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 7/15/27, valued at $8,473,142.
(e)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 74 03/15/24  $ 7,315,788 $ 7,236,830 $ (78,958)

Emerging Markets Equity Index Fund January 31, 2024
Portfolio of Investments

(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 98.6%
CORPORATE BONDS - 0 .0%
INDIA - 0 .0%
INR 1,648,737 Britannia Industries Ltd 5 .500% 06/03/24 $ 19,647
TOTAL INDIA 19,647
TOTAL CORPORATE BONDS 19,647
(Cost $22,656)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 98.5%
BRAZIL - 5 .6%
3,923,097 Ambev S.A. 10,357,280
534,400 Atacadao S.A. 1,122,861
4,824,546 B3 SA-Brasil Bolsa Balcao 12,746,913
1,338,028 Banco Bradesco S.A. 3,694,539
4,396,304 Banco Bradesco S.A. (Preference) 13,620,876
962,900 Banco BTG Pactual S.A. - Unit 7,000,577
721,283 Banco do Brasil S.A. 8,218,235
274,974 Banco Santander Brasil S.A. 1,590,103
618,148 BB Seguridade Participacoes S.A. 4,273,286
210,992 Centrais Eletricas Brasileiras S.A. 1,952,179
1,000,245 Centrais Eletricas Brasileiras S.A. 8,239,141
738,042 Cia de Concessoes Rodoviarias 1,954,447
283,158 Cia de Saneamento Basico do Estado de Sao Paulo 4,507,073
1,203,135 Cia Energetica de Minas Gerais 2,797,537
810,900 Cia Paranaense de Energia 1,658,004
531,730 Cia Siderurgica Nacional S.A. 1,902,869
1,027,783 Cosan SA Industria e Comercio 3,790,085
211,880 CPFL Energia S.A. 1,550,696
186,500 Energisa S.A. 1,905,128
685,700 (a) Eneva S.A. 1,766,012
170,825 Engie Brasil Energia S.A. 1,399,176
881,452 Equatorial Energia S.A. 6,303,456
957,183 Gerdau S.A. (Preference) 4,064,898
4,066,050 (a),(b) Hapvida Participacoes e Investimentos S.A. 3,184,296
280,403 Hypera S.A. 1,795,815
4,386,490 Investimentos Itau S.A. - PR 8,853,726
4,033,653 Itau Unibanco Holding S.A. 26,688,024
610,033 Klabin S.A. 2,621,428
754,098 Localiza Rent A Car 8,237,483
780,854 Lojas Renner S.A. 2,529,611
2,753,260 (a) Magazine Luiza S.A. 1,167,012
761,819 (a) Natura & Co Holding S.A. 2,460,258
763,585 Petro Rio S.A. 6,770,606
3,280,978 Petroleo Brasileiro S.A. 27,919,835
4,152,225 Petroleo Brasileiro S.A. (Preference) 33,900,674
1,097,195 Raia Drogasil S.A. 5,602,905
470,488 (b) Rede D'Or Sao Luiz S.A. 2,578,264
1,043,427 Rumo S.A. 4,856,577
1,110,019 Sendas Distribuidora S.A. 3,060,484
652,487 Suzano SA 6,798,276
345,721 Telefonica Brasil S.A. 3,583,932
675,766 TIM S.A. 2,365,126
390,000 TOTVS S.A. 2,481,188
653,460 Ultrapar Participacoes S.A. 3,715,479
2,850,442 Vale S.A. 38,984,731
956,127 Vibra Energia S.A. 4,583,404

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BRAZIL—continued
1,410,234 WEG S.A. $ 9,205,346
TOTAL BRAZIL 320,359,851
CHILE - 0 .5%
38,210,903 Banco de Chile 4,276,889
63,941 Banco de Credito e Inversiones 1,693,082
53,267,494 Banco Santander Chile S.A. 2,463,435
1,152,948 Cencosud S.A. 2,006,437
12,576,205 Cia Sud Americana de Vapores S.A. 906,223
1,017,734 Empresas CMPC S.A. 1,658,278
336,199 Empresas COPEC S.A. 2,137,348
22,752,382 Enel Chile S.A. 1,367,639
18,656,126 Enersis S.A. 1,890,693
146,483,696 (a) Lan Airlines S.A. 1,810,172
725,430 (a) SACI Falabella 1,721,819
120,732 Sociedad Quimica y Minera de Chile S.A. (Class B) 5,184,237
TOTAL CHILE 27,116,252
CHINA - 24 .4%
97,500 360 Finance, Inc (ADR) 1,399,125
351,500 360 Security Technology, Inc 333,388
125,000
37 Interactive Entertainment Network Technology
Group Co Ltd 289,284
3,485 3peak, Inc 47,516
1,670,500 (b) 3SBio, Inc 1,258,805
667,000 (c) AAC Technologies Holdings, Inc 1,497,772
45,400 Accelink Technologies Co Ltd 137,781
11,685 ACM Research Shanghai, Inc 126,105
30,375 Advanced Micro-Fabrication Equipment, Inc China 481,410
38,500 AECC Aero-Engine Control Co Ltd 81,421
135,300 AECC Aviation Power Co Ltd 592,074
25,467,043 Agricultural Bank of China Ltd 9,860,607
4,666,600 Agricultural Bank of China Ltd (Class A) 2,528,821
455,170 Aier Eye Hospital Group Co Ltd 813,500
32,000 AIMA Technology Group Co Ltd 120,251
499,090 (a) Air China Ltd 494,708
1,602,000 (a) Air China Ltd (H shares) 894,988
115,530 Airtac International Group 3,462,405
424,000 (a),(b) Akeso, Inc 2,152,948
13,660,577 Alibaba Group Holding Ltd 122,521,356
4,500,284 (a),(c) Alibaba Health Information Technology Ltd 1,653,654
3,504,000 Aluminum Corp of China Ltd 1,707,713
785,700 Aluminum Corp of China Ltd (Class A) 624,511
15,390 Amlogic Shanghai Co Ltd 95,170
37,600 Angel Yeast Co Ltd 161,779
1,145,282 Anhui Conch Cement Co Ltd 2,293,921
234,700 Anhui Conch Cement Co Ltd (Class A) 755,693
100,758 Anhui Gujing Distillery Co Ltd 1,301,965
20,900 Anhui Gujing Distillery Co Ltd (Class A) 580,061
19,760 Anhui Honglu Steel Construction Group Co Ltd 45,163
119,100 (a) Anhui Jianghuai Automobile Group Corp Ltd 202,484
28,400 Anhui Kouzi Distillery Co Ltd 154,019
28,600 Anhui Yingjia Distillery Co Ltd 200,590
18,200 Anker Innovations Technology Co Ltd 173,764
1,069,686 Anta Sports Products Ltd 9,028,635
56,400 Apeloa Pharmaceutical Co Ltd 95,412
97,800 (a)
Asia-Potash International Investment Guangzhou Co
Ltd 282,453
17,929 (a) ASR Microelectronics Co Ltd 115,046
15,400 Asymchem Laboratories Tianjin Co Ltd 183,915
30,100 Autobio Diagnostics Co Ltd 197,208
56,100 Autohome, Inc (ADR) 1,413,720
84,800 Avary Holding Shenzhen Co Ltd 206,753
294,858 AVIC Industry-Finance Holdings Co Ltd 139,519

Emerging Markets Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
1,054,861 AviChina Industry & Technology Co Ltd $ 389,072
14,700 AVICOPTER plc 67,443
449,300 (a) BAIC BluePark New Energy Technology Co Ltd 275,309
1,894,312 (a) Baidu, Inc 24,526,051
1,235,616 Bank of Beijing Co Ltd 877,438
259,086 Bank of Changsha Co Ltd 258,649
247,205 Bank of Chengdu Co Ltd 431,429
2,077,343 Bank of China Ltd - A 1,250,645
69,165,425 Bank of China Ltd - H 25,955,717
2,235,200 Bank of Communications Co Ltd - A 1,870,640
8,008,934 Bank of Communications Co Ltd - H 4,738,124
259,700 Bank of Hangzhou Co Ltd 394,616
902,010 Bank of Jiangsu Co Ltd 919,938
516,900 Bank of Nanjing Co Ltd 597,869
342,168 Bank of Ningbo Co Ltd 1,027,110
861,309 Bank of Shanghai Co Ltd 767,862
320,800 Bank of Suzhou Co Ltd 316,047
1,134,400 Baoshan Iron & Steel Co Ltd 972,954
581,926 (a) BeiGene Ltd 6,595,088
264,900 Beijing Dabeinong Technology Group Co Ltd 174,889
19,500 Beijing Easpring Material Technology Co Ltd 86,361
45,900 Beijing E-Hualu Information Technology Co Ltd 139,465
178,400 Beijing Enlight Media Co Ltd 183,802
447,000 Beijing Enterprises Holdings Ltd 1,617,838
3,803,583 Beijing Enterprises Water Group Ltd 925,396
24,376 Beijing Kingsoft Office Software, Inc 724,685
79,600 Beijing New Building Materials plc 296,315
61,400 Beijing Oriental Yuhong Waterproof Technology Co Ltd 138,188
6,511 Beijing Roborock Technology Co Ltd 260,234
159,624 Beijing Shiji Information Technology Co Ltd 157,861
81,100 Beijing Tiantan Biological Products Corp Ltd 297,882
70,200 Beijing Tongrentang Co Ltd 427,381
35,206 Beijing United Information Technology Co Ltd 86,725
33,698 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 253,408
224,900 Beijing Yanjing Brewery Co Ltd 255,922
2,515,700 Beijing-Shanghai High Speed Railway Co Ltd 1,740,905
399,700 (a) Beiqi Foton Motor Co Ltd 135,298
11,800 Bethel Automotive Safety Systems Co Ltd 84,886
14,000 Betta Pharmaceuticals Co Ltd 74,045
16,700 BGI Genomics Co Ltd 87,180
165,067 (a),(c) Bilibili, Inc 1,490,453
26,921 Bloomage Biotechnology Corp Ltd 209,741
186,900 (b) BOC Aviation Ltd 1,401,257
162,200 BOC International China Co Ltd 233,923
2,261,500 BOE Technology Group Co Ltd 1,134,074
2,784,000 Bosideng International Holdings Ltd 1,258,526
2,630,000 Brilliance China Automotive Holdings Ltd 1,402,182
76,400 BTG Hotels Group Co Ltd 148,981
86,900 BYD Co Ltd 2,072,228
878,037 BYD Co Ltd (H shares) 19,659,387
668,500 BYD Electronic International Co Ltd 2,290,022
113,600 By-health Co Ltd 238,083
603,575 C&D International Investment Group Ltd 996,689
383,350 Caitong Securities Co Ltd 397,111
22,695 (a) Cambricon Technologies Corp Ltd 344,464
36,400 Canmax Technologies Co Ltd 99,841
27,137 Cathay Biotech, Inc 165,634
353,100 CECEP Solar Energy Co Ltd 248,045
339,170 CECEP Wind-Power Corp 134,132
1,073,100 CGN Power Co Ltd 571,232
9,886,000 (b) CGN Power Co Ltd 2,770,303
16,900 Changchun High & New Technology Industry Group, Inc 268,985
269,545 Changjiang Securities Co Ltd 185,283

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
12,800 Changzhou Xingyu Automotive Lighting Systems Co Ltd $ 225,886
127,100 Chaozhou Three-Circle Group Co Ltd 404,114
38,600 Chengxin Lithium Group Co Ltd 109,050
59,600 (a) Chifeng Jilong Gold Mining Co Ltd 99,487
48,200 China Baoan Group Co Ltd 72,549
8,164,097 China Cinda Asset Management Co Ltd 783,317
8,402,530 China Citic Bank 4,164,308
2,215,000 China Coal Energy Co 2,432,466
2,790,000 China Communications Services Corp Ltd 1,148,833
791,800 China Construction Bank Corp - A 757,608
81,345,641 China Construction Bank Corp - H 48,308,185
257,400 China CSSC Holdings Ltd 1,096,581
880,200 (a) China Eastern Airlines Corp Ltd 459,040
1,330,900 China Energy Engineering Corp Ltd 391,390
2,820,000 China Everbright Bank Co Ltd - A 1,238,552
4,574,000 China Everbright Bank Co Ltd - H 1,357,956
2,873,888 China Everbright Environment Group Ltd 1,002,356
3,307,000 (b) China Feihe Ltd 1,515,049
119,000 China Film Co Ltd 194,141
3,396,245 China Galaxy Securities Co Ltd 1,664,044
285,900 China Galaxy Securities Co Ltd (Class A) 463,354
2,487,268 China Gas Holdings Ltd 2,267,699
213,400 China Great Wall Securities Co Ltd 217,924
74,800 China Greatwall Technology Group Co Ltd 86,598
2,072,000 China Hongqiao Group Ltd 1,519,013
2,230,000 (a),(d) China Huishan Dairy Holdings Co Ltd 2,852
1,324,224 China Insurance International Holdings Co Ltd 1,099,270
95,000 China International Capital Corp Ltd 427,919
1,297,006 (b) China International Capital Corp Ltd 1,541,678
182,544 China Jushi Co Ltd 233,443
6,300,880 China Life Insurance Co Ltd 7,263,916
156,500 China Life Insurance Co Ltd (Class A) 628,087
325,000 (a),(b) China Literature Ltd 945,280
2,800,341 China Longyuan Power Group Corp Ltd 1,689,197
1,186,000 China Medical System Holdings Ltd 1,694,832
74,340 China Meheco Co Ltd 108,674
2,655,000 China Mengniu Dairy Co Ltd 5,882,737
3,321,868 China Merchants Bank Co Ltd 12,109,487
1,081,095 China Merchants Bank Co Ltd (Class A) 4,632,573
511,900 China Merchants Energy Shipping Co Ltd 465,587
1,342,894 China Merchants Holdings International Co Ltd 1,660,322
351,020 China Merchants Securities Co Ltd 654,385
438,000
China Merchants Shekou Industrial Zone Holdings
Co Ltd 536,171
1,804,058 China Minsheng Banking Corp Ltd - A 992,928
6,538,014 (c) China Minsheng Banking Corp Ltd - H 2,174,503
3,249,000 China Molybdenum Co Ltd 1,779,652
918,300 China Molybdenum Co Ltd (Class A) 687,404
3,351,913 China National Building Material Co Ltd 1,182,367
256,700 China National Chemical Engineering Co Ltd 229,272
59,700 China National Medicines Corp Ltd 248,544
929,300 China National Nuclear Power Co Ltd 1,073,408
170,900 China Northern Rare Earth Group High-Tech Co Ltd 401,846
2,050,773 China Oilfield Services Ltd 1,971,007
3,226,794 China Overseas Land & Investment Ltd 4,881,461
665,000 China Overseas Property Holdings Ltd 440,756
346,400 China Pacific Insurance Group Co Ltd - A 1,203,862
2,252,619 China Pacific Insurance Group Co Ltd - H 4,144,757
4,296,000 (c) China Power International Development Ltd 1,607,262
1,165,611 China Railway Group Ltd - A 1,026,089
3,970,000 China Railway Group Ltd - H 1,815,629
365,184 China Railway Signal & Communication Corp Ltd 236,489
77,800 China Rare Earth Resources And Technology Co Ltd 260,649

Emerging Markets Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
1,365,071 China Resources Beer Holdings Company Ltd $ 4,936,561
860,500 China Resources Gas Group Ltd 2,440,362
2,743,555 China Resources Land Ltd 8,329,583
45,334 China Resources Microelectronics Ltd 239,118
616,807 (b) China Resources Mixc Lifestyle Services Ltd 1,781,222
1,519,846 (b) China Resources Pharmaceutical Group Ltd 926,685
1,659,372 China Resources Power Holdings Co 3,357,076
49,425
China Resources Sanjiu Medical & Pharmaceutical
Co Ltd 360,306
4,198,904 (a),(c) China Ruyi Holdings Ltd 704,422
440,200 China Shenhua Energy Co Ltd - A 2,282,565
2,927,000 China Shenhua Energy Co Ltd - H 11,104,113
1,250,000 China Shipping Development Co Ltd 1,162,274
1,784,000 (a),(c) China Southern Airlines Co Ltd 660,017
454,500 (a) China Southern Airlines Co Ltd (Class A) 365,102
2,240,710 China State Construction Engineering Corp Ltd 1,607,835
1,770,000 China State Construction International Holdings Ltd 1,869,653
1,369,000 China Three Gorges Renewables Group Co Ltd 844,904
93,663 (b),(c) China Tourism Group Duty Free Corp Ltd 821,406
91,800 China Tourism Group Duty Free Corp Ltd 1,022,065
38,990,778 (b) China Tower Corp Ltd 4,337,385
1,926,800 China Vanke Co Ltd 1,516,000
551,200 China Vanke Co Ltd (Class A) 738,753
323,200 China XD Electric Co Ltd 229,414
1,301,100 China Yangtze Power Co Ltd 4,425,022
16,100 China Zhenhua Group Science & Technology Co Ltd 99,965
710,815 China Zheshang Bank Co Ltd 266,265
2,302,000 Chinasoft International Ltd 1,311,807
39,800 Chongqing Brewery Co Ltd 308,612
320,866 Chongqing Changan Automobile Co Ltd 572,276
1,012,352 Chongqing Rural Commercial Bank Co Ltd 610,629
35,600 (a) Chongqing Taiji Industry Group Co Ltd 166,210
100,200 Chongqing Zhifei Biological Products Co Ltd 626,947
1,767,833 Chow Tai Fook Jewellery Group Ltd 2,394,861
5,353,738 Citic Pacific Ltd 5,167,395
1,623,732 CITIC Securities Co Ltd 3,169,074
643,480 CITIC Securities Co Ltd (Class A) 1,840,768
53,100 CNGR Advanced Material Co Ltd 322,025
394,800 CNPC Capital Co Ltd 338,644
220,580 Contemporary Amperex Technology Co Ltd 4,661,580
1,418,196 COSCO Pacific Ltd 868,472
317,000 COSCO SHIPPING Development Co Ltd 103,770
249,100 COSCO SHIPPING Energy Transportation Co Ltd 457,290
796,610 COSCO SHIPPING Holdings Co Ltd - A 1,104,006
2,631,800 COSCO SHIPPING Holdings Co Ltd - H 2,765,041
10,881,496 (c) Country Garden Holdings Co Ltd 882,552
1,917,000 (c) Country Garden Services Holdings Co Ltd 1,266,355
188,900 CSC Financial Co Ltd 588,759
63,500 CSPC Innovation Pharmaceutical Co Ltd 238,449
7,617,489 CSPC Pharmaceutical Group Ltd 5,604,106
81,800 CSSC Science & Technology Co Ltd 182,602
1,194,000 Daqin Railway Co Ltd 1,242,303
57,200 (a) Daqo New Energy Corp (ADR) 1,032,460
69,120 DaShenLin Pharmaceutical Group Co Ltd 219,539
324,600 Datang International Power Generation Co Ltd 110,319
66,900 DHC Software Co Ltd 46,591
47,880 Do-Fluoride New Materials Co Ltd 80,965
56,200 Dong-E-E-Jiao Co Ltd 411,329
145,100 Dongfang Electric Corp Ltd 290,074
2,393,917 Dongfeng Motor Group Co Ltd 924,461
82,600 Dongxing Securities Co Ltd 91,346
425,207 (a),(b),(c) East Buy Holding Ltd 1,249,283
742,185 East Money Information Co Ltd 1,291,570

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
13,300 Eastroc Beverage Group Co Ltd $ 301,344
18,900 Ecovacs Robotics Co Ltd 84,152
18,200 Empyrean Technology Co Ltd 196,889
670,428 ENN Energy Holdings Ltd 4,990,565
115,700 ENN Natural Gas Co Ltd 281,555
37,600 Eoptolink Technology, Inc Ltd 221,021
95,861 Eve Energy Co Ltd 465,201
182,800 Everbright Securities Co Ltd 398,500
314,783 (a) Everdisplay Optronics Shanghai Co Ltd 92,475
142,860 Fangda Carbon New Material Co Ltd 88,009
1,007,000 (c) Far East Horizon Ltd 736,771
30,384 (a) Farasis Energy Gan Zhou Co Ltd 51,111
93,400 FAW Jiefang Group Co Ltd 102,135
178,400 First Capital Securities Co Ltd 130,663
95,600 Flat Glass Group Co Ltd 271,485
425,000 Flat Glass Group Co Ltd 639,209
845,140 Focus Media Information Technology Co Ltd 665,724
229,564 Foshan Haitian Flavouring & Food Co Ltd 1,087,592
2,145,452 Fosun International 1,125,881
365,800 Founder Securities Co Ltd 352,168
669,300 Foxconn Industrial Internet Co Ltd 1,238,755
9,600 Fu Jian Anjoy Foods Co Ltd 99,495
68,400 Fujian Sunner Development Co Ltd 142,619
89,400 Fuyao Glass Industry Group Co Ltd - A 474,510
516,898 (b) Fuyao Glass Industry Group Co Ltd - H 2,336,851
36,061 GalaxyCore, Inc 82,091
70,440 Ganfeng Lithium Group Co Ltd 334,160
328,520 (b) Ganfeng Lithium Group Co Ltd 877,577
5,000 G-bits Network Technology Xiamen Co Ltd 126,073
18,180,795 GCL Technology Holdings Ltd 2,091,935
1,118,283 GD Power Development Co Ltd 696,949
795,000 (a) GDS Holdings Ltd 532,461
5,146,828 Geely Automobile Holdings Ltd 4,878,464
268,600 GEM Co Ltd 168,477
300,600 Gemdale Corp 169,317
1,030,000 (a) Genscript Biotech Corp 1,709,711
924,600 GF Securities Co Ltd 930,523
293,100 GF Securities Co Ltd (Class A) 559,771
152,800 Giant Network Group Co Ltd 195,662
27,468 GigaDevice Semiconductor, Inc 239,087
18,750 Ginlong Technologies Co Ltd 155,948
234,400 GoerTek, Inc 496,611
23,600 Gongniu Group Co Ltd 305,670
13,762 GoodWe Technologies Co Ltd 178,804
70,200 Gotion High-tech Co Ltd 182,751
131,400 Great Wall Motor Co Ltd 374,431
1,964,766 (c) Great Wall Motor Co Ltd 1,934,522
160,900 Gree Electric Appliances, Inc of Zhuhai 791,328
518,900 Greenland Holdings Corp Ltd 152,647
895,000 Greentown China Holdings Ltd 674,249
143,700 GRG Banking Equipment Co Ltd 189,677
83,900 Guangdong Haid Group Co Ltd 441,730
128,400 (a) Guangdong HEC Technology Holding Co Ltd 110,715
2,596,000 Guangdong Investments Ltd 1,509,229
851,787 Guanghui Energy Co Ltd 835,050
222,800 Guangzhou Automobile Group Co Ltd 254,672
2,684,851 Guangzhou Automobile Group Co Ltd - H 1,061,225
172,200 Guangzhou Baiyun International Airport Co Ltd 225,954
74,100
Guangzhou Baiyunshan Pharmaceutical Holdings Co
Ltd 282,233
212,700 Guangzhou Haige Communications Group, Inc Co 285,512
25,700 Guangzhou Kingmed Diagnostics Group Co Ltd 187,085
36,672 Guangzhou Shiyuan Electronic Technology Co Ltd 174,840

Emerging Markets Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
86,900 Guangzhou Tinci Materials Technology Co Ltd $ 226,167
181,400 Guangzhou Yuexiu Capital Holdings Group Co Ltd 144,703
122,100 Guolian Securities Co Ltd 173,208
280,600 Guosen Securities Co Ltd 314,395
365,300 Guotai Junan Securities Co Ltd 744,309
339,630 Guoyuan Securities Co Ltd 302,582
1,404,000 (b) Haidilao International Holding Ltd 2,212,024
2,030,000 Haier Smart Home Co Ltd 5,736,093
285,400 Haier Smart Home Co Ltd 889,098
2,100,900 (a) Hainan Airlines Holding Co Ltd 400,421
650,200 (a) Hainan Airport Infrastructure Co Ltd 316,194
549,000 Haitian International Holdings Ltd 1,222,021
2,679,600 Haitong Securities Co Ltd 1,235,140
394,700 Haitong Securities Co Ltd (Class A) 484,096
56,900 Hang Zhou Great Star Industrial Co Ltd 147,821
157,300 Hangzhou Binjiang Real Estate Group Co Ltd 149,380
21,700 Hangzhou Chang Chuan Technology Co Ltd 72,439
79,850 Hangzhou First Applied Material Co Ltd 252,960
27,700 Hangzhou Lion Electronics Co Ltd 78,878
63,300 Hangzhou Oxygen Plant Group Co Ltd 209,797
44,600 Hangzhou Robam Appliances Co Ltd 135,272
46,500 Hangzhou Silan Microelectronics Co Ltd 117,655
16,000 Hangzhou Tigermed Consulting Co Ltd - A 90,471
990,000 (b) Hansoh Pharmaceutical Group Co Ltd 1,486,927
29,600 Haohua Chemical Science & Technology Co Ltd 109,744
60,300 Hebei Hengshui Laobaigan Liquor Co Ltd 147,279
97,500 Hebei Yangyuan Zhihui Beverage Co Ltd 313,478
87,000 Heilongjiang Agriculture Co Ltd 138,071
114,500 Henan Shenhuo Coal & Power Co Ltd 265,966
220,570 Henan Shuanghui Investment & Development Co Ltd 875,338
554,500 Hengan International Group Co Ltd 1,717,004
77,700 Hengdian Group DMEGC Magnetics Co Ltd 137,209
370,520 Hengli Petrochemical Co Ltd 605,837
127,300 Hengtong Optic-electric Co Ltd 194,963
354,660 Hengyi Petrochemical Co Ltd 307,924
768,900 Hesteel Co Ltd 222,823
81,700 Hisense Visual Technology Co Ltd 252,190
26,100 Hithink RoyalFlush Information Network Co Ltd 418,394
297,100 HLA Corp Ltd 318,092
24,340 Hongfa Technology Co Ltd 76,044
37,296 (a),(c) Horizon Construction Development Ltd 12,690
41,000 Hoshine Silicon Industry Co Ltd 250,305
3,485 Hoymiles Power Electronics, Inc 91,059
22,693 Hoyuan Green Energy Co Ltd 78,085
532,051 (a),(b) Hua Hong Semiconductor Ltd 963,887
408,000 Huadian Power International Corp Ltd (Class A) 345,649
97,400 Huadong Medicine Co Ltd 392,920
146,400 Huafon Chemical Co Ltd 124,569
69,000 Huagong Tech Co Ltd 246,917
240,100 Huaibei Mining Holdings Co Ltd 581,300
105,520 Hualan Biological Engineering, Inc 258,765
469,900 Huaneng Power International, Inc - A 572,865
3,747,110 Huaneng Power International, Inc - H 2,113,053
1,199,000 (b) Huatai Securities Co Ltd 1,414,486
216,000 Huatai Securities Co Ltd (Class A) 414,088
135,500 Huaxi Securities Co Ltd 140,660
692,419 Huaxia Bank Co Ltd 584,309
154,873 Huayu Automotive Systems Co Ltd 350,870
176,206 Huazhu Group Ltd (ADR) 5,598,065
28,400 Hubei Feilihua Quartz Glass Co Ltd 99,715
25,500 Hubei Jumpcan Pharmaceutical Co Ltd 107,007
47,800 Hubei Xingfa Chemicals Group Co Ltd 108,980
24,100 Huizhou Desay Sv Automotive Co Ltd 285,837

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
93,600 Humanwell Healthcare Group Co Ltd $ 262,757
389,400 Hunan Valin Steel Co Ltd 296,105
98,096 Hundsun Technologies, Inc 287,118
7,071 Hwatsing Technology Co Ltd 145,673
288,200 (b) Hygeia Healthcare Holdings Co Ltd 939,210
95,581 Hygon Information Technology Co Ltd 878,244
121,200 Iflytek Co Ltd 644,853
10,900 Imeik Technology Development Co Ltd 411,802
3,456,505 Industrial & Commercial Bank of China Ltd - A 2,489,614
55,587,777 Industrial & Commercial Bank of China Ltd - H 27,078,460
1,101,200 Industrial Bank Co Ltd 2,415,438
376,480 Industrial Securities Co Ltd 285,977
22,800 Ingenic Semiconductor Co Ltd 150,979
1,909,400 Inner Mongolia BaoTou Steel Union Co Ltd 377,509
140,900 Inner Mongolia Dian Tou Energy Corp Ltd 290,204
343,300
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co Ltd 170,186
323,600 Inner Mongolia Yili Industrial Group Co Ltd 1,222,158
1,009,400 Inner Mongolia Yitai Coal Co 1,909,394
186,500 Inner Mongolia Yuan Xing Energy Co Ltd 135,938
1,006,737 (a),(b) Innovent Biologics, Inc 4,056,054
76,900 Inspur Electronic Information Industry Co Ltd 300,657
397,185 (a) iQIYI, Inc (ADR) 1,330,570
3,802 iRay Technology Co Ltd 113,548
52,500 (a) Isoftstone Information Technology Group Co Ltd 228,997
159,684 JA Solar Technology Co Ltd 380,210
23,660 Jason Furniture Hangzhou Co Ltd 111,849
926,799 (a),(b) JD Health International, Inc 3,058,238
1,668,300 (a),(b) JD Logistics, Inc 1,456,719
1,970,034 JD.com, Inc 22,214,367
302,900 Jiangsu Eastern Shenghong Co Ltd 417,439
1,280,000 Jiangsu Express 1,221,394
63,456 Jiangsu Hengli Hydraulic Co Ltd 431,616
324,119 Jiangsu Hengrui Pharmaceuticals Co Ltd 1,694,997
76,300 Jiangsu King's Luck Brewery JSC Ltd 470,761
55,400 Jiangsu Nhwa Pharmaceutical Co Ltd 179,614
17,700 Jiangsu Pacific Quartz Co Ltd 176,405
151,400 Jiangsu Phoenix Publishing & Media Corp Ltd 204,467
72,700 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 926,481
11,050 Jiangsu Yangnong Chemical Co Ltd 75,703
28,500 Jiangsu Yoke Technology Co Ltd 153,803
58,800 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 261,013
157,000 Jiangsu Zhongtian Technology Co Ltd 253,124
992,000 Jiangxi Copper Co Ltd 1,387,342
100,300 Jiangxi Copper Co Ltd (Class A) 251,745
68,300 (a) Jiangxi Special Electric Motor Co Ltd 86,002
206,300 Jinduicheng Molybdenum Co Ltd 262,396
291,207 Jinko Solar Co Ltd 321,514
13,800 JiuGui Liquor Co Ltd 119,555
266,200 Jizhong Energy Resources Co Ltd 279,825
49,000 Joincare Pharmaceutical Group Industry Co Ltd 73,370
295,639 Jointown Pharmaceutical Group Co Ltd 286,598
51,500
Jonjee Hi-Tech Industrial And Commercial Holding
Co Ltd 157,766
38,604 JOYY, Inc (ADR) 1,183,599
30,900 Juewei Food Co Ltd 86,377
62,000 Juneyao Airlines Co Ltd 102,804
192,000 Kanzhun Ltd (ADR) 2,670,720
557,894 KE Holdings, Inc (ADR) 7,905,358
73,400 Keda Industrial Group Co Ltd 110,718
587,881 Kingboard Chemical Holdings Ltd 1,046,373
2,401,000 (a) Kingdee International Software Group Co Ltd 2,320,959
123,800 Kingnet Network Co Ltd 163,985

Emerging Markets Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
795,800 Kingsoft Corp Ltd $ 1,935,986
1,961,801 (a),(b) Kuaishou Technology 9,888,137
98,000 (a) Kuang-Chi Technologies Co Ltd 162,645
71,100 Kunlun Tech Co Ltd 295,327
63,743 Kweichow Moutai Co Ltd 14,267,490
139,300 LB Group Co Ltd 312,615
6,203,856 Lenovo Group Ltd 6,495,876
202,900 Lens Technology Co Ltd 295,151
50,700 Lepu Medical Technology Beijing Co Ltd 92,607
966,110 (a) Li Auto, Inc 13,354,461
2,005,000 Li Ning Co Ltd 4,283,325
140,900 Liaoning Port Co Ltd 26,886
216,700 Lingyi iTech Guangdong Co 143,187
22,100 Livzon Pharmaceutical Group, Inc 104,373
1,669,000 (b) Longfor Group Holdings Ltd 1,850,597
369,224 LONGi Green Energy Technology Co Ltd 995,375
177,684 Lufax Holding Ltd (ADR) 421,111
128,700 Luxi Chemical Group Co Ltd 165,692
332,053 Luxshare Precision Industry Co Ltd 1,177,502
73,100 Luzhou Laojiao Co Ltd 1,497,939
108,370 Mango Excellent Media Co Ltd 322,810
28,120 Maxscend Microelectronics Co Ltd 360,855
195,200 Meihua Holdings Group Co Ltd 271,164
216,928 (a) Meinian Onehealth Healthcare Holdings Co Ltd 147,646
4,259,929 (a),(b) Meituan 34,263,559
966,700 Metallurgical Corp of China Ltd 436,531
652,000 Microport Scientific Corp 481,510
116,800 Ming Yang Smart Energy Group Ltd 146,376
334,800 MINISO Group Holding Ltd 1,416,041
648,000 Minth Group Ltd 1,050,364
64,976 Montage Technology Co Ltd 407,027
260,084 Muyuan Foods Co Ltd 1,278,339
119,094
Nanjing King-Friend Biochemical Pharmaceutical Co
Ltd 216,063
191,000 Nanjing Securities Co Ltd 198,252
415,827 NARI Technology Co Ltd 1,216,270
134,469 (a) National Silicon Industry Group Co Ltd 265,436
28,700 NAURA Technology Group Co Ltd 907,849
124,400 NavInfo Co Ltd 112,397
1,625,719 NetEase, Inc 31,600,903
104,200 New China Life Insurance Co Ltd - A 443,777
817,200 New China Life insurance Co Ltd - H 1,458,403
264,900 (a) New Hope Liuhe Co Ltd 302,066
1,248,127 (a) New Oriental Education & Technology Group, Inc 9,633,351
78,600 Ninestar Corp 211,928
21,960 Ningbo Deye Technology Co Ltd 207,058
105,200 Ningbo Joyson Electronic Corp 211,892
37,700 Ningbo Orient Wires & Cables Co Ltd 185,556
19,852 Ningbo Ronbay New Energy Technology Co Ltd 78,675
95,200 Ningbo Shanshan Co Ltd 132,392
47,800 Ningbo Tuopu Group Co Ltd 324,747
361,400 Ningxia Baofeng Energy Group Co Ltd 671,729
1,159,734 (a) NIO, Inc (ADR) 6,517,705
1,720,900 (b),(c) Nongfu Spring Co Ltd 9,339,584
76,700 North Industries Group Red Arrow Co Ltd 121,721
499,400 (a) Offcn Education Technology Co Ltd 245,401
207,326 Offshore Oil Engineering Co Ltd 161,622
208,900 (a) OFILM Group Co Ltd 193,783
27,740 Oppein Home Group, Inc 236,914
295,680 Orient Securities Co Ltd 340,888
293,000 Oriental Pearl Group Co Ltd 278,666
27,600 Ovctek China, Inc 66,977
384,500 (a) Pangang Group Vanadium Titanium & Resources Co Ltd 151,125

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
501,417 (a) PDD Holdings, Inc (ADR) $ 63,614,775
68,500 People.cn Co Ltd 205,419
8,099,220 People's Insurance Co Group of China Ltd 2,517,868
619,700 People's Insurance Co Group of China Ltd (Class A) 440,622
96,150 Perfect World Co Ltd 128,040
55,800 Pharmaron Beijing Co Ltd - A 164,158
5,794,306 PICC Property & Casualty Co Ltd 7,207,332
980,700 Ping An Bank Co Ltd 1,293,377
479,000 (a),(b) Ping An Healthcare and Technology Co Ltd 687,721
5,680,692 Ping An Insurance Group Co of China Ltd 23,879,022
531,900 Ping An Insurance Group Co of China Ltd (Class A) 3,009,289
9,150 Piotech, Inc 207,145
706,700 Poly Developments and Holdings Group Co Ltd 943,111
437,275 (b) Pop Mart International Group Ltd 980,645
1,587,078 Postal Savings Bank of China Co Ltd - A 1,047,067
7,032,000 (b) Postal Savings Bank of China Co Ltd - H 3,381,753
856,300 Power Construction Corp of China Ltd 600,475
11,944 Pylon Technologies Co Ltd 133,075
27,608 (a) Qi An Xin Technology Group, Inc 114,163
264,300 (a) Qinghai Salt Lake Industry Co Ltd 527,923
74,200 Range Intelligent Computing Technology Group Co Ltd 204,902
10,827 Raytron Technology Co Ltd 49,891
55,800 Risen Energy Co Ltd 114,443
15,200 Rockchip Electronics Co Ltd 97,926
593,400 Rongsheng Petrochemical Co Ltd 782,585
456,300 SAIC Motor Corp Ltd 869,796
173,200 Sailun Group Co Ltd 291,199
254,100 Sanan Optoelectronics Co Ltd 389,235
20,500 Sangfor Technologies, Inc 155,791
1,126,000 Sany Heavy Equipment International Holdings Co Ltd 732,854
383,400 Sany Heavy Industry Co Ltd 699,306
133,791 Satellite Chemical Co Ltd 254,715
290,100 SDIC Capital Co Ltd 269,823
411,400 SDIC Power Holdings Co Ltd 802,796
110,800 Seazen Holdings Co Ltd 152,708
83,900 (a) Seres Group Co Ltd 662,781
254,900 SF Holding Co Ltd 1,255,009
17,647 SG Micro Corp 152,766
625,571 Shaanxi Coal Industry Co Ltd 2,110,958
272,850 Shan XI Hua Yang Group New Energy Co Ltd 367,698
73,690 Shandong Buchang Pharmaceuticals Co Ltd 155,311
200,845 Shandong Gold Mining Co Ltd - A 575,510
715,624 (b) Shandong Gold Mining Co Ltd - H 1,030,278
30,000
Shandong Himile Mechanical Science & Technology
Co Ltd 111,553
117,100 Shandong Hualu Hengsheng Chemical Co Ltd 397,519
44,800 Shandong Linglong Tyre Co Ltd 122,424
673,600 Shandong Nanshan Aluminum Co Ltd 269,099
104,900 Shandong Sun Paper Industry JSC Ltd 177,602
2,083,390 Shandong Weigao Group Medical Polymer Co Ltd 1,335,105
77,560 Shanghai Aiko Solar Energy Co Ltd 149,521
65,780 Shanghai Bairun Investment Holding Group Co Ltd 181,119
75,348 Shanghai Baosight Software Co Ltd 430,153
523,302 Shanghai Baosight Software Co Ltd 1,030,989
421,400 Shanghai Construction Group Co Ltd 136,299
707,900 Shanghai Electric Group Co Ltd 392,394
96,000 Shanghai Electric Power Co Ltd 106,208
123,800 Shanghai Fosun Pharmaceutical Group Co Ltd - A 376,595
462,485 Shanghai Fosun Pharmaceutical Group Co Ltd - H 785,256
7,934 Shanghai Friendess Electronic Technology Corp Ltd 280,691
22,600 Shanghai Fudan Microelectronics Group Co Ltd 85,473
72,400 (a) Shanghai International Airport Co Ltd 334,270
451,300 Shanghai International Port Group Co Ltd 346,993

Emerging Markets Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
56,400
Shanghai Jinjiang International Hotels Development
Co Ltd $ 198,886
41,303 (a) Shanghai Junshi Biosciences Co Ltd 161,075
26,700 Shanghai M&G Stationery, Inc 113,955
22,300 Shanghai Moons' Electric Co Ltd 115,357
137,200 Shanghai Pharmaceuticals Holding Co Ltd - A 324,336
656,841 Shanghai Pharmaceuticals Holding Co Ltd - H 928,451
1,614,630 Shanghai Pudong Development Bank Co Ltd 1,537,390
99,383 Shanghai Putailai New Energy Technology Co Ltd 227,768
348,100 Shanghai RAAS Blood Products Co Ltd 312,065
468,600 Shanghai Rural Commercial Bank Co Ltd 412,767
39,319 Shanghai United Imaging Healthcare Co Ltd 738,824
228,100 Shanghai Yuyuan Tourist Mart Group Co Ltd 198,139
82,900
Shanghai Zhangjiang High-Tech Park Development
Co Ltd 184,516
125,200 Shanxi Coal International Energy Group Co Ltd 294,360
282,100
Shanxi Lu'an Environmental Energy Development Co
Ltd 931,455
237,700 (a) Shanxi Meijin Energy Co Ltd 177,437
173,160 Shanxi Securities Co Ltd 119,448
281,100 Shanxi Taigang Stainless Steel Co Ltd 139,718
59,220 Shanxi Xinghuacun Fen Wine Factory Co Ltd 1,653,986
474,570 Shanxi Xishan Coal & Electricity Power Co Ltd 694,579
16,200 Shede Spirits Co Ltd 186,822
672,400 Shenergy Co Ltd 679,382
78,700 Shenghe Resources Holding Co Ltd 90,368
69,000 Shengyi Technology Co Ltd 138,120
11,760 Shennan Circuits Co Ltd 86,558
1,055,300 Shenwan Hongyuan Group Co Ltd 642,938
30,780 Shenzhen Capchem Technology Co Ltd 159,482
13,280 Shenzhen Dynanonic Co Ltd 76,779
387,400 Shenzhen Energy Group Co Ltd 334,690
26,500 Shenzhen Goodix Technology Co Ltd 193,693
60,927 Shenzhen Inovance Technology Co Ltd 475,176
53,020 Shenzhen Kangtai Biological Products Co Ltd 154,336
8,900 Shenzhen Kedali Industry Co Ltd 83,809
59,100 Shenzhen Mindray Bio-Medical Electronics Co Ltd 2,212,546
44,500
Shenzhen New Industries Biomedical Engineering
Co Ltd 428,231
392,100 Shenzhen Overseas Chinese Town Co Ltd 161,351
47,700 Shenzhen Salubris Pharmaceuticals Co Ltd 172,353
15,400 Shenzhen SC New Energy Technology Corp 121,335
54,300 Shenzhen SED Industry Co Ltd 132,870
50,045 Shenzhen Senior Technology Material Co Ltd 75,830
26,400 Shenzhen Sunlord Electronics Co Ltd 81,442
42,478 Shenzhen Transsion Holdings Co Ltd 808,577
38,400 Shenzhen YUTO Packaging Technology Co Ltd 123,826
692,300 Shenzhou International Group Holdings Ltd 6,165,212
89,680 Shijiazhuang Yiling Pharmaceutical Co Ltd 245,968
87,800 Shuangliang Eco-Energy Systems Co Ltd 84,025
267,500 Sichuan Changhong Electric Co Ltd 157,150
251,373 Sichuan Chuantou Energy Co Ltd 543,742
479,100 Sichuan Hebang Biotechnology Co Ltd 152,800
72,700 Sichuan Kelun Pharmaceutical Co Ltd 234,318
444,640 Sichuan Road and Bridge Group Co Ltd 497,897
21,100 Sichuan Swellfun Co Ltd 140,450
31,900 Sieyuan Electric Co Ltd 224,939
282,000 Silergy Corp 3,470,500
208,200 Sinolink Securities Co Ltd 242,979
181,700 Sinoma International Engineering Co 282,256
70,800 Sinoma Science & Technology Co Ltd 140,287
29,400 Sinomine Resource Group Co Ltd 127,806
514,583 Sinopec Shanghai Petrochemical Co Ltd (Class A) 191,109

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
1,164,000 Sinopharm Group Co Ltd $ 3,060,719
626,000 Sinotruk Hong Kong Ltd 1,421,767
25,984 Skshu Paint Co Ltd 130,349
1,664,000 (b),(c) Smoore International Holdings Ltd 1,006,227
105,560 Songcheng Performance Development Co Ltd 130,850
261,456 SooChow Securities Co Ltd 245,134
542,900 Southwest Securities Co Ltd 279,376
46,200 (a) Spring Airlines Co Ltd 336,724
7,269 StarPower Semiconductor Ltd 128,793
74,300 Sungrow Power Supply Co Ltd 811,408
601,817 Sunny Optical Technology Group Co Ltd 3,698,998
28,950 Sunresin New Materials Co Ltd 177,929
78,000 Sunwoda Electronic Co Ltd 126,812
128,000 Suzhou Dongshan Precision Manufacturing Co Ltd 222,524
12,544 Suzhou Maxwell Technologies Co Ltd 179,355
23,400 Suzhou TFC Optical Communication Co Ltd 278,604
374,432 (a) TAL Education Group (ADR) 3,983,956
200,900 Tangshan Jidong Cement Co Ltd 160,326
249,470 TBEA Co Ltd 488,035
833,690 TCL Technology Group Corp 470,397
186,250 TCL Zhonghuan Renewable Energy Technology Co Ltd 319,038
5,595,091 Tencent Holdings Ltd 194,212,884
641,200 (a) Tencent Music Entertainment Group (ADR) 6,027,280
20,800 Thunder Software Technology Co Ltd 145,249
475,700 Tianfeng Securities Co Ltd 195,899
23,300 Tianjin 712 Communication & Broadcasting Co Ltd 80,727
72,100 Tianma Microelectronics Co Ltd 83,452
76,200 Tianqi Lithium Corp 494,569
184,400 Tianshan Aluminum Group Co Ltd 134,480
86,500 Tianshui Huatian Technology Co Ltd 78,461
1,808,025 Tingyi Cayman Islands Holding Corp 1,800,319
87,700 Titan Wind Energy Suzhou Co Ltd 109,021
1,088,000 (a) Tongcheng Travel Holdings Ltd 2,219,361
83,500 TongFu Microelectronics Co Ltd 213,752
122,000 Tongkun Group Co Ltd 202,130
432,900 Tongling Nonferrous Metals Group Co Ltd 182,286
231,892 Tongwei Co Ltd 752,670
19,100 (a) Topchoice Medical Corp 158,343
1,937,000 (b) Topsports International Holdings Ltd 1,255,527
869,661 Travelsky Technology Ltd 874,737
94,675 Trina Solar Co Ltd 305,237
460,450 (a) Trip.com Group Ltd 16,760,105
193,700 (a) Tsinghua Tongfang Co Ltd 153,262
532,000 Tsingtao Brewery Co Ltd 3,035,973
40,300 Tsingtao Brewery Co Ltd (Class A) 391,192
34,299 Unigroup Guoxin Microelectronics Co Ltd 249,725
1,370,000 Uni-President China Holdings Ltd 769,560
166,080 Unisplendour Corp Ltd 359,073
37,600 Universal Scientific Industrial Shanghai Co Ltd 66,718
27,735 (a) Verisilicon Microelectronics Shanghai Co Ltd 133,821
299,797 (a) Vipshop Holdings Ltd (ADR) 4,763,774
67,400 Walvax Biotechnology Co Ltd 154,976
123,000 (a) Wanda Film Holding Co Ltd 189,320
158,700 Wanhua Chemical Group Co Ltd 1,546,482
4,063,587 Want Want China Holdings Ltd 2,240,237
64,772 Weibo Corp (ADR) 524,653
1,689,800 Weichai Power Co Ltd 2,983,280
356,600 Weichai Power Co Ltd (Class A) 732,823
41,920 Weihai Guangwei Composites Co Ltd 137,156
322,360 Wens Foodstuffs Group Co Ltd 843,666
118,300 Western Mining Co Ltd 234,463
255,800 Western Securities Co Ltd 212,607
24,665 Western Superconducting Technologies Co Ltd 121,787

Emerging Markets Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
47,790 Will Semiconductor Co Ltd $ 574,985
50,200 Wingtech Technology Co Ltd 234,076
2,328,000 Winteam Pharmaceutical Group Ltd 890,097
1,538,900 (a) Wintime Energy Group Co Ltd 280,766
221,200 Wuchan Zhongda Group Co Ltd 133,470
125,768 Wuhan Guide Infrared Co Ltd 94,448
193,700 Wuliangye Yibin Co Ltd 3,419,142
98,790 WUS Printed Circuit Kunshan Co Ltd 270,734
127,404 WuXi AppTec Co Ltd - A 966,778
317,877 (b),(c) WuXi AppTec Co Ltd - H 2,199,389
7,231 Wuxi Autowell Technology Co Ltd 72,147
3,215,801 (a),(b) Wuxi Biologics Cayman, Inc 8,462,491
561,100 XCMG Construction Machinery Co Ltd 439,899
201,636 Xiamen C & D, Inc 272,183
9,000 Xiamen Faratronic Co Ltd 107,887
47,100 Xiamen Tungsten Co Ltd 100,166
12,904,036 (a),(b) Xiaomi Corp 20,330,671
74,862 Xinjiang Daqo New Energy Co Ltd 273,158
158,100 Xinjiang Goldwind Science & Technology Co Ltd - A 153,683
4,261,780 Xinyi Solar Holdings Ltd 1,956,759
898,489 (a),(c) XPeng, Inc 3,741,891
1,180,234 Xtep International Holdings Ltd 581,218
1,008,000 (b) Yadea Group Holdings Ltd 1,382,069
20,400 Yangzhou Yangjie Electronic Technology Co Ltd 93,258
182,600 Yantai Jereh Oilfield Services Group Co Ltd 669,071
1,989,696 Yanzhou Coal Mining Co Ltd 4,087,797
223,350 Yanzhou Coal Mining Co Ltd (Class A) 711,666
69,953 Yealink Network Technology Corp Ltd 237,483
69,871 Yifeng Pharmacy Chain Co Ltd 369,302
71,500 Yihai Kerry Arawana Holdings Co Ltd 295,165
125,420 Yintai Gold Co Ltd 246,553
1,004,900 Yonghui Superstores Co Ltd 343,074
23,530 YongXing Special Materials Technology Co Ltd 146,196
153,999 Yonyou Network Technology Co Ltd 239,811
437,100 Youngor Group Co Ltd 410,340
155,000 YTO Express Group Co Ltd 241,042
146,200 (a) Yuan Longping High-tech Agriculture Co Ltd 255,357
1,507,694 Yuexiu Property Co Ltd 944,127
347,045 Yum China Holdings, Inc 12,004,287
191,710 Yunda Holding Co Ltd 166,592
165,300 Yunnan Aluminium Co Ltd 247,416
80,860 Yunnan Baiyao Group Co Ltd 524,231
11,900 Yunnan Botanee Bio-Technology Group Co Ltd 93,546
337,400 Yunnan Chihong Zinc&Germanium Co Ltd 219,079
48,700 Yunnan Energy New Material Co Ltd 288,141
68,500 Yunnan Tin Co Ltd 120,199
158,800 Yunnan Yuntianhua Co Ltd 348,593
790,300 (a) Zai Lab Ltd 1,679,197
76,600 Zangge Mining Co Ltd 264,330
26,695 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 741,134
1,131,141 Zhaojin Mining Industry Co Ltd 1,054,419
133,200 Zhefu Holding Group Co Ltd 57,327
384,700 (a) Zhejiang Century Huatong Group Co Ltd 225,048
349,900 Zhejiang China Commodities City Group Co Ltd 362,984
119,716 Zhejiang Chint Electrics Co Ltd 311,062
180,800 Zhejiang Dahua Technology Co Ltd 390,661
30,420 Zhejiang Dingli Machinery Co Ltd 218,784
2,111,971 Zhejiang Expressway Co Ltd 1,568,899
70,730 Zhejiang Huahai Pharmaceutical Co Ltd 114,006
68,828 Zhejiang Huayou Cobalt Co Ltd 238,946
53,700 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 244,720
33,300 Zhejiang Jiuzhou Pharmaceutical Co Ltd 83,188
168,600 Zhejiang Juhua Co Ltd 374,962

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
422,300 (a),(b),(c) Zhejiang Leapmotor Technologies Ltd $ 1,141,169
198,900 Zhejiang Longsheng Group Co Ltd 213,268
134,164 Zhejiang NHU Co Ltd 299,941
90,600 Zhejiang Sanhua Intelligent Controls Co Ltd 265,038
35,967 Zhejiang Supcon Technology Co Ltd 176,857
26,400 Zhejiang Supor Co Ltd 186,246
58,370 Zhejiang Weiming Environment Protection Co Ltd 126,178
50,700 Zhejiang Weixing New Building Materials Co Ltd 96,042
745,100 Zhejiang Zheneng Electric Power Co Ltd 558,341
225,000 Zhengzhou Yutong Bus Co Ltd 474,786
201,800 Zheshang Securities Co Ltd 271,389
621,850 (a),(b) ZhongAn Online P&C Insurance Co Ltd 971,495
52,500 Zhongji Innolight Co Ltd 748,766
378,800 Zhongjin Gold Corp Ltd 497,526
704,500 Zhongsheng Group Holdings Ltd 1,189,213
301,900 Zhongtai Securities Co Ltd 274,832
74,192 Zhuzhou CRRC Times Electric Co Ltd 344,583
472,100 Zhuzhou CSR Times Electric Co Ltd 1,158,937
140,900 Zhuzhou Kibing Group Co Ltd 115,139
4,563,299 Zijin Mining Group Co Ltd 6,771,315
952,300 Zijin Mining Group Co Ltd (Class A) 1,599,149
328,700
Zoomlion Heavy Industry Science and Technology Co
Ltd - A 329,635
208,400 ZTE Corp 637,415
664,864 ZTE Corp (Class H) 1,155,382
363,622 ZTO Express Cayman, Inc (ADR) 5,948,856
TOTAL CHINA 1,398,158,532
COLOMBIA - 0 .1%
219,410 BanColombia S.A. 1,845,896
408,966 BanColombia S.A. (Preference) 3,222,177
384,740 Interconexion Electrica S.A. ESP 1,665,834
TOTAL COLOMBIA 6,733,907
CZECH REPUBLIC - 0 .1%
139,531 CEZ AS 5,286,174
60,202 Komercni Banka AS 1,975,087
247,245 (b) Moneta Money Bank AS 1,064,015
TOTAL CZECH REPUBLIC 8,325,276
EGYPT - 0 .1%
2,157,768 Commercial International Bank 6,142,972
1,098,082 Eastern Tobacco 1,181,593
1,085,820 (a) Egyptian Financial Group-Hermes Holding 635,193
TOTAL EGYPT 7,959,758
GREECE - 0 .5%
1,861,709 (a) Alpha Services and Holdings S.A. 3,315,457
2,122,514 (a) Eurobank Ergasias Services and Holdings S.A. 4,099,023
12,741 (a),(d) FF Group 138
158,231 Hellenic Telecommunications Organization S.A. 2,197,015
93,415 JUMBO S.A. 2,624,794
59,871 Motor Oil Hellas Corinth Refineries S.A. 1,635,682
87,267 Mytilineos Holdings S.A. 3,583,760
645,187 (a) National Bank of Greece S.A. 4,905,408
151,870 OPAP S.A. 2,629,297
598,422 (a) Piraeus Financial Holdings S.A. 2,423,446
170,313 (a) Public Power Corp 2,253,645
TOTAL GREECE 29,667,665
HONG KONG - 0 .1%
798,151 Kingboard Laminates Holdings Ltd 479,704
1,711,000 Nine Dragons Paper Holdings Ltd 633,903
114,406 Orient Overseas International Ltd 1,707,875
8,446,331 Sino Biopharmaceutical Ltd 3,047,741

Emerging Markets Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HONG KONG—continued
295,000 Vinda International Holdings Ltd $ 871,644
TOTAL HONG KONG 6,740,867
HUNGARY - 0 .3%
435,914 MOL Hungarian Oil & Gas plc 3,572,554
199,377 OTP Bank Rt 9,236,893
116,804 Richter Gedeon Rt 3,153,079
TOTAL HUNGARY 15,962,526
INDIA - 17 .6%
40,130 ABB Ltd India 2,260,149
143,078 Adani Enterprises Ltd 5,415,011
269,232 (a) Adani Green Energy Ltd 5,453,673
451,533 Adani Ports & Special Economic Zone Ltd 6,564,223
651,885 (a) Adani Power Ltd 4,425,380
491,465 Ambuja Cements Ltd 3,307,713
136,283 APL Apollo Tubes Ltd 2,469,944
85,778 Apollo Hospitals Enterprise Ltd 6,558,928
1,266,368 Ashok Leyland Ltd 2,680,901
320,856 Asian Paints Ltd 11,397,292
101,891 Astral Ltd 2,244,798
132,093 (b) AU Small Finance Bank Ltd 1,013,539
243,302 Aurobindo Pharma Ltd 3,370,101
135,813 (a),(b) Avenue Supermarts Ltd 6,205,583
1,925,479 Axis Bank Ltd 24,756,476
56,506 Bajaj Auto Ltd 5,223,578
228,976 Bajaj Finance Ltd 18,952,683
321,566 Bajaj Finserv Ltd 6,300,471
20,755 Bajaj Holdings & Investment Ltd 2,090,331
61,563 Balkrishna Industries Ltd 1,819,405
612,066 (b) Bandhan Bank Ltd 1,686,187
874,531 Bank of Baroda 2,604,059
221,271 Berger Paints India Ltd 1,505,873
3,067,273 Bharat Electronics Ltd 6,869,972
214,102 Bharat Forge Ltd 3,182,401
686,523 Bharat Petroleum Corp Ltd 4,161,053
1,900,087 Bharti Airtel Ltd 26,803,622
93,667 Britannia Industries Ltd 5,858,496
527,683 CG Power & Industrial Solutions Ltd 2,976,960
341,801 Cholamandalam Investment and Finance Co Ltd 4,869,377
443,181 Cipla Ltd 7,207,980
1,408,060 Coal India Ltd 6,894,370
115,995 Colgate-Palmolive India Ltd 3,592,364
216,954 Container Corp Of India Ltd 2,315,798
116,320 Cummins India Ltd 3,213,806
499,957 Dabur India Ltd 3,247,486
100,932 Divi's Laboratories Ltd 4,461,721
535,089 DLF Ltd 5,165,464
89,861 Dr Reddy's Laboratories Ltd 6,602,712
115,836 Eicher Motors Ltd 5,362,184
2,110,508 GAIL India Ltd 4,391,519
322,447 Godrej Consumer Products Ltd 4,521,701
99,772 (a) Godrej Properties Ltd 2,850,600
209,133 Grasim Industries Ltd 5,477,761
208,982 Havells India Ltd 3,256,177
792,400 HCL Technologies Ltd 15,028,412
74,728 (b) HDFC Asset Management Co Ltd 3,223,456
2,372,227 HDFC Bank Ltd 41,717,649
820,882 (b) HDFC Life Insurance Co Ltd 5,700,018
94,182 Hero Honda Motors Ltd 5,243,224
1,028,970 Hindalco Industries Ltd 7,166,333
173,266 Hindustan Aeronautics Ltd 6,270,034
688,802 Hindustan Lever Ltd 20,596,320
507,518 (a) Hindustan Petroleum Corp Ltd 2,832,337

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INDIA—continued
4,385,629 ICICI Bank Ltd $ 54,316,594
203,545 (b) ICICI Lombard General Insurance Co Ltd 3,662,745
304,887 (b) ICICI Prudential Life Insurance Co Ltd 1,847,031
3,016,441 (a) IDFC First Bank Ltd 3,061,964
717,839 Indian Hotels Co Ltd 4,256,654
2,649,276 Indian Oil Corp Ltd 4,691,517
208,818 Indian Railway Catering & Tourism Corp Ltd 2,456,200
259,941 Indraprastha Gas Ltd 1,348,510
240,383 IndusInd Bank Ltd 4,437,743
55,039 Info Edge India Ltd 3,332,455
2,789,103 Infosys Technologies Ltd 55,604,004
113,139 (a),(b) InterGlobe Aviation Ltd 4,034,772
2,563,563 ITC Ltd 13,628,113
285,581 Jindal Steel & Power Ltd 2,604,613
518,362 JSW Steel Ltd 5,103,961
350,269 Jubilant Foodworks Ltd 2,191,588
922,276 Kotak Mahindra Bank Ltd 20,270,526
564,973 Larsen & Toubro Ltd 23,652,727
73,676 (b) LTIMindtree Ltd 4,825,684
176,790 Lupin Ltd 3,201,521
204,021 (b) Macrotech Developers Ltd 2,632,609
787,018 Mahindra & Mahindra Ltd 15,649,904
402,469 Marico Ltd 2,559,941
114,374 Maruti Suzuki India Ltd 14,028,090
617,683 Max Healthcare Institute Ltd 5,808,797
65,320 Mphasis Ltd 2,041,135
1,618 MRF Ltd 2,774,433
95,097 Muthoot Finance Ltd 1,598,001
281,790 Nestle India Ltd 8,500,069
3,704,465 NTPC Ltd 14,183,100
190,198 (a) One 97 Communications Ltd 1,739,027
4,719 Page Industries Ltd 2,119,791
42,958 Persistent Systems Ltd 4,311,348
631,464 Petronet LNG Ltd 2,047,051
72,217 PI Industries Ltd 2,934,695
122,603 Pidilite Industries Ltd 3,736,823
38,375 Polycab India Ltd 2,005,877
1,246,617 Power Finance Corp Ltd 6,656,446
4,021,259 Power Grid Corp of India Ltd 12,559,786
1,116,529 REC Ltd 6,707,165
2,567,224 Reliance Industries Ltd 88,200,846
2,672,238 (a) Reliance Strategic Investments Ltd 7,978,523
2,020,826 Samvardhana Motherson International Ltd 2,755,025
244,066 SBI Cards & Payment Services Ltd 2,103,952
376,288 (b) SBI Life Insurance Co Ltd 6,362,550
7,222 Shree Cement Ltd 2,482,130
230,964 Shriram Finance Ltd 6,865,218
73,957 Siemens India Ltd 3,687,168
367,553 (b) Sona Blw Precision Forgings Ltd 2,735,736
126,974 SRF Ltd 3,551,497
1,533,552 State Bank of India 11,845,725
805,284 Sun Pharmaceutical Industries Ltd 13,757,376
55,011 Supreme Industries Ltd 2,736,933
7,676,263 (a) Suzlon Energy Ltd 4,244,576
98,126 Tata Communications Ltd 2,052,647
769,618 Tata Consultancy Services Ltd 35,349,395
448,777 Tata Consumer Products Ltd 6,043,503
27,618 Tata Elxsi Ltd 2,527,975
1,394,425 Tata Motors Ltd 14,840,646
1,231,026 Tata Power Co Ltd 5,772,611
6,175,150 Tata Steel Ltd 10,111,817
450,999 Tech Mahindra Ltd 7,225,259
300,255 Titan Co Ltd 13,360,690

Emerging Markets Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INDIA—continued
77,256 Torrent Pharmaceuticals Ltd $ 2,354,344
150,718 Trent Ltd 5,604,078
81,276 Tube Investments of India Ltd 3,820,387
190,174 TVS Motor Co Ltd 4,582,285
97,669 Ultra Tech Cement Ltd 11,942,176
245,378 United Spirits Ltd 3,217,476
383,500 UPL Ltd 2,481,637
389,737 Varun Beverages Ltd 6,012,268
886,368 Vedanta Ltd 2,926,468
1,103,791 Wipro Ltd 6,313,077
10,853,362 (a) Yes Bank Ltd 3,152,043
4,325,471 (a) Zomato Ltd 7,267,384
TOTAL INDIA 1,008,756,036
INDONESIA - 1 .9%
13,847,354 Adaro Energy Indonesia Tbk PT 2,099,631
5,447,100 (a) Amman Mineral Internasional PT 2,598,517
16,886,854 Astra International Tbk PT 5,472,021
46,486,929 Bank Central Asia Tbk PT 28,125,819
12,079,318 Bank Negara Indonesia Persero Tbk PT 4,394,642
56,764,850 Bank Rakyat Indonesia 20,448,703
24,552,776 Barito Pacific Tbk PT 1,647,031
5,864,500 Charoen Pokphand Indonesia Tbk PT 1,664,472
700,080,776 (a) GoTo Gojek Tokopedia Tbk PT 3,883,559
2,279,005 Indah Kiat Pulp & Paper Tbk PT 1,128,934
2,133,541 Indofood CBP Sukses Makmur Tbk PT 1,589,730
18,359,800 Kalbe Farma Tbk PT 1,757,095
7,645,228 (a) Merdeka Copper Gold Tbk PT 1,306,618
6,042,700 PT Aneka Tambang Tbk 592,869
30,821,178 PT Bank Mandiri Persero Tbk 12,976,190
3,949,170 PT Indofood Sukses Makmur Tbk 1,595,695
2,846,604 PT Semen Gresik Persero Tbk 1,117,968
6,321,845 PT Unilever Indonesia Tbk 1,241,934
1,269,573 PT United Tractors Tbk 1,844,191
16,603,000 Sarana Menara Nusantara Tbk PT 933,913
15,655,100 Sumber Alfaria Trijaya Tbk PT 2,627,463
42,335,683 Telkom Indonesia Persero Tbk PT 10,618,926
TOTAL INDONESIA 109,665,921
KOREA, REPUBLIC OF - 12 .1%
24,248 (a) Amorepacific Corp 2,138,913
15,920 (a) Celltrion Pharm Inc 1,212,776
131,378 Celltrion, Inc 17,629,691
6,737 CJ CheilJedang Corp 1,471,160
20,619 (a) CosmoAM&T Co Ltd 2,038,310
46,371 (a) Coway Co Ltd 1,923,455
46,683 (a) Daewoo International Corp 1,832,437
60,517 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 994,521
39,710 (a) Dongbu Insurance Co Ltd 2,619,502
46,686 Doosan Bobcat, Inc 1,777,991
370,177 (a) Doosan Heavy Industries and Construction Co Ltd 4,276,267
41,008 (a) Ecopro BM Co Ltd 6,509,272
16,747 (a) Ecopro Co Ltd 6,246,743
13,415 (a) F&F Co Ltd 712,421
40,038 GS Holdings Corp 1,388,491
245,606 Hana Financial Group, Inc 8,782,241
62,136 (a) Hankook Tire & Technology Co Ltd 2,378,200
5,885 Hanmi Pharm Co Ltd 1,427,800
37,598 (a) Hanmi Semiconductor Co Ltd 1,639,639
170,271 Hanon Systems 794,702
93,985 (a) Hanwha Chemical Corp 2,334,831
39,907 HD Hyundai Co Ltd 2,127,029
18,360 (a) HD Hyundai Heavy Industries Co Ltd 1,564,377
95,952 (a) HLB, Inc 4,839,679

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
KOREA, REPUBLIC OF—continued
205,120 (a) HMM Co Ltd $ 2,948,065
17,122 (a) Honam Petrochemical Corp 1,674,800
26,821 Hotel Shilla Co Ltd 1,168,267
17,265 (a) HYBE Co Ltd 2,603,098
458,928 Hynix Semiconductor, Inc 45,957,344
63,742 (a) Hyundai Engineering & Construction Co Ltd 1,649,699
15,710 (a) Hyundai Glovis Co Ltd 2,057,108
34,882 (a) Hyundai Heavy Industries 2,959,617
18,721 (a) Hyundai Mipo Dockyard 943,682
51,307 Hyundai Mobis 8,042,551
115,575 Hyundai Motor Co 16,810,413
31,174 Hyundai Motor Co Ltd (2nd Preference) 2,754,580
19,314 Hyundai Motor Co Ltd (Preference) 1,707,788
73,347 (a) Hyundai Steel Co 1,836,725
231,115 (a) Industrial Bank of Korea 2,168,417
23,966 (a) JYP Entertainment Corp 1,348,793
260,861 (a) Kakao Corp 10,201,169
136,639 (a) KakaoBank Corp 2,777,212
24,813 (a) Kakaopay Corp 875,704
71,780 (a) Kangwon Land, Inc 805,342
320,235 KB Financial Group, Inc 13,590,044
219,385 (a) Kia Motors Corp 16,851,193
64,207 (a) Korea Aerospace Industries Ltd 2,419,116
216,772 Korea Electric Power Corp 3,214,493
32,973 (a) Korea Investment Holdings Co Ltd 1,513,995
6,987 Korea Zinc Co Ltd 2,475,214
139,602 (a) Korean Air Lines Co Ltd 2,347,117
24,036 (a),(b) Krafton, Inc 3,854,328
58,266 KT Corp 1,543,350
86,273 KT&G Corp 5,859,167
26,725 (a) Kum Yang Co Ltd 1,561,283
15,493 (a) Kumho Petrochemical Co Ltd 1,444,694
20,971 (a) L&F Co Ltd 2,235,954
41,186 LG Chem Ltd 13,355,995
6,570 LG Chem Ltd (Preference) 1,331,986
78,274 (a) LG Corp 4,806,298
190,516 LG Display Co Ltd 1,655,603
89,998 LG Electronics, Inc 6,273,246
39,399 (a) LG Energy Solution Ltd 11,183,038
7,496 LG Household & Health Care Ltd 1,698,969
11,674 LG Innotek Co Ltd 1,665,016
201,578 LG Telecom Ltd 1,543,337
85,411 (a) Meritz Financial Group, Inc 4,385,007
175,801 (a) Mirae Asset Daewoo Co Ltd 1,033,659
109,942 Naver Corp 16,394,775
11,325 (a) NCSoft Corp 1,671,455
23,545 (a),(b) Netmarble Corp 1,026,335
19,349 Orion Corp/Republic of Korea 1,338,273
26,613 (a) Pearl Abyss Corp 649,887
60,423 POSCO 19,171,023
44,819 (a) POSCO DX Co Ltd 1,910,034
26,203 (a) POSCO Future M Co Ltd 4,935,722
15,025 (a),(b) Samsung Biologics Co Ltd 9,457,821
68,782 Samsung C&T Corp 7,105,485
46,079 Samsung Electro-Mechanics Co Ltd 4,792,259
4,007,839 Samsung Electronics Co Ltd 217,773,263
694,779 Samsung Electronics Co Ltd (Preference) 30,400,649
125,322 (a) Samsung Engineering Co Ltd 2,090,305
26,098 (a) Samsung Fire & Marine Insurance Co Ltd 5,164,263
532,667 (a) Samsung Heavy Industries Co Ltd 2,903,091
68,371 Samsung Life Insurance Co Ltd 3,552,938
46,161 Samsung SDI Co Ltd 12,810,767
31,786 Samsung SDS Co Ltd 3,614,722

Emerging Markets Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
KOREA, REPUBLIC OF—continued
46,483 Samsung Securities Co Ltd $ 1,306,550
29,904 (a) Samsung Techwin Co Ltd 3,088,285
366,562 Shinhan Financial Group Co Ltd 11,231,480
25,723 (a) SK Biopharmaceuticals Co Ltd 1,786,672
21,845 (a) SK Bioscience Co Ltd 1,038,174
24,945 (a),(b) SK IE Technology Co Ltd 1,382,626
52,010 (a) SK Innovation Co Ltd 4,532,342
79,639 (a) SK Square Co Ltd 3,093,830
49,598 SK Telecom Co Ltd 1,864,817
31,422 SK, Inc 4,307,282
15,683 (a) SKC Co Ltd 899,150
44,524 S-Oil Corp 2,263,611
504,934 Woori Financial Group, Inc 5,235,335
107,349 (a) Woori Investment & Securities Co Ltd 851,741
47,402 (a) Yuhan Corp 2,095,134
TOTAL KOREA, REPUBLIC OF 689,533,020
KUWAIT - 0 .8%
1,463,931 Agility Public Warehousing Co KSC 2,754,666
1,091,815 Boubyan Bank KSCP 2,176,131
1,807,053 Gulf Bank KSCP 1,700,816
6,775,156 Kuwait Finance House KSCP 16,981,956
592,891 Mabanee Co SAK 1,484,638
1,797,822 Mobile Telecommunications Co KSCP 3,072,627
6,336,897 National Bank of Kuwait SAKP 20,176,824
TOTAL KUWAIT 48,347,658
LUXEMBOURG - 0 .1%
112,681 Reinet Investments S.C.A 2,824,112
TOTAL LUXEMBOURG 2,824,112
MALAYSIA - 1 .4%
1,523,933 AMMB Holdings BHD 1,364,378
2,323,074 Axiata Group Bhd 1,338,470
5,162,352 Bumiputra-Commerce Holdings BHD 6,799,556
3,879,077 Dialog Group Bhd 1,500,187
2,906,039 Digi.Com BHD 2,603,423
1,607,838 Gamuda BHD 1,716,614
1,891,775 Genting BHD 1,884,607
2,597,900 Genting Malaysia BHD 1,480,241
471,987 Hong Leong Bank BHD 1,915,516
1,873,470 IHH Healthcare Bhd 2,417,149
2,115,100 Inari Amertron Bhd 1,415,916
2,128,700 IOI Corp BHD 1,794,815
396,011 Kuala Lumpur Kepong BHD 1,857,125
4,543,849 Malayan Banking BHD 8,887,758
607,834 Malaysia Airports Holdings Bhd 988,394
1,962,800 Maxis Bhd 1,576,880
1,461,300 MISC Bhd 2,268,267
2,369,287 (b) MR DIY Group M Bhd 691,251
58,400 Nestle Malaysia Bhd 1,475,433
2,373,500 Petronas Chemicals Group Bhd 3,392,471
317,100 Petronas Dagangan BHD 1,430,637
934,800 Petronas Gas BHD 3,505,994
479,059 PPB Group BHD 1,464,523
2,982,824 Press Metal Aluminium Holdings Bhd 2,985,334
11,903,015 Public Bank Bhd 11,034,294
1,069,450 QL Resources Bhd 1,318,159
1,208,647 RHB Capital BHD 1,429,823
2,026,165 Sime Darby BHD 1,039,598
1,731,665 Sime Darby Plantation Bhd 1,614,840
1,018,951 Telekom Malaysia BHD 1,273,463
2,203,358 Tenaga Nasional BHD 4,993,657
TOTAL MALAYSIA 79,458,773

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEXICO - 2 .9%
2,592,800 Alfa S.A. de C.V. (Class A) $ 2,039,713
15,791,341 America Movil SAB de C.V. 14,266,935
424,657 Arca Continental SAB de C.V. 4,825,025
666,649 (b) Banco del Bajio S.A. 2,536,222
12,723,297 (a) Cemex S.A. de C.V. 10,571,022
451,310 Coca-Cola Femsa SAB de C.V. 4,296,642
2,389,200 Fibra Uno Administracion S.A. de C.V. 4,061,703
1,629,177 Fomento Economico Mexicano S.A. de C.V. 22,095,621
158,540 Gruma SAB de C.V. 2,967,875
236,300 (c) Grupo Aeroportuario del Centro Norte Sab de C.V. 2,163,309
329,630 (c)
Grupo Aeroportuario del Pacifico S.A. de C.V. (B
Shares) 5,131,706
162,336 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 4,732,234
1,105,289 (c) Grupo Bimbo S.A. de C.V. (Series A) 5,042,401
500,452 (c) Grupo Carso S.A. de C.V. (Series A1) 4,691,801
2,175,028 Grupo Financiero Banorte S.A. de C.V. 22,122,442
1,498,944 (a) Grupo Financiero Inbursa S.A. 4,428,510
2,617,632 Grupo Mexico S.A. de C.V. (Series B) 13,506,777
164,904 (a) Industrias Penoles S.A. de C.V. 2,168,572
1,233,595 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 2,812,438
965,500 (c) Operadora De Sites Mexicanos SAB de C.V. 1,048,999
885,023 Orbia Advance Corp SAB de C.V. 1,764,750
573,074 ProLogis Property Mexico S.A. de C.V. 2,361,685
155,580 Promotora y Operadora de Infraestructura SAB de C.V. 1,530,806
73,604 Southern Copper Corp 6,042,888
4,388,089 Wal-Mart de Mexico SAB de C.V. 18,129,565
TOTAL MEXICO 165,339,641
PERU - 0 .2%
176,422 Cia de Minas Buenaventura S.A. (ADR) (Series B) 2,676,322
56,714 Credicorp Ltd 8,418,059
TOTAL PERU 11,094,381
PHILIPPINES - 0 .7%
1,436,254 Aboitiz Equity Ventures, Inc 1,236,344
214,573 Ayala Corp 2,585,427
5,809,293 Ayala Land, Inc 3,510,589
1,645,763 Bank of the Philippine Islands 3,224,991
2,045,737 BDO Unibank, Inc 5,266,315
840,873 International Container Term Services, Inc 3,635,940
2,164,956 JG Summit Holdings (Series B) 1,472,916
370,730 Jollibee Foods Corp 1,672,714
266,441 Manila Electric Co 1,714,444
1,622,680 Metropolitan Bank & Trust 1,643,680
64,125 PLDT, Inc 1,450,129
214,045 SM Investments Corp 3,417,164
8,324,568 SM Prime Holdings 5,064,685
763,937 Universal Robina Corp 1,515,086
TOTAL PHILIPPINES 37,410,424
POLAND - 1 .0%
438,531 (a),(b) Allegro.eu S.A. 3,310,514
155,356 Bank Pekao S.A. 5,975,938
28,913 Bank Zachodni WBK S.A. 3,501,891
12,099 (a) BRE Bank S.A. 1,608,242
11,223 Budimex S.A. 1,922,750
52,720 CD Projekt S.A. 1,376,141
172,719 Cyfrowy Polsat S.A. 467,543
40,127 (a),(b) Dino Polska S.A. 4,330,811
116,568 KGHM Polska Miedz S.A. 3,247,658
921 LPP S.A. 3,581,277
804,538 (a) PGE Polska Grupa Energetyczna S.A. 1,694,153
546,590 Polski Koncern Naftowy Orlen S.A. 8,522,666
727,338 Powszechna Kasa Oszczednosci Bank Polski S.A. 9,228,486

Emerging Markets Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
POLAND—continued
507,295 Powszechny Zaklad Ubezpieczen S.A. $ 6,107,914
TOTAL POLAND 54,875,984
QATAR - 0 .9%
1,651,734 Barwa Real Estate Co 1,305,852
2,740,225 Commercial Bank PSQC 3,947,322
1,655,601 Dukhan Bank 1,779,279
1,275,250 Industries Qatar QSC 4,193,509
4,928,843 Masraf Al Rayan QSC 3,178,987
3,278,477 Mesaieed Petrochemical Holding Co 1,512,728
708,702 Ooredoo QPSC 2,082,700
386,003 Qatar Electricity & Water Co QSC 1,835,713
563,129 Qatar Fuel QSC 2,425,363
2,399,308 Qatar Gas Transport Co Ltd 2,285,710
815,095 Qatar International Islamic Bank QSC 2,332,867
1,381,523 Qatar Islamic Bank SAQ 7,398,983
3,887,052 Qatar National Bank QPSC 16,533,465
TOTAL QATAR 50,812,478
ROMANIA - 0 .0%
416,285 NEPI Rockcastle NV 2,803,323
TOTAL ROMANIA 2,803,323
RUSSIA - 0 .0%
35,937 (a),(c),(d) Ozon Holdings plc (ADR) 359
911,463 (a),(d) VTB Bank PJSC (GDR) Equiduct 9,115
281,650 (a),(d) VTB Bank PJSC (GDR) Tradegate 2,816
TOTAL RUSSIA 12,290
SAUDI ARABIA - 4 .3%
81,881 ACWA Power Co 5,228,532
101,032 Advanced Petrochemical Co 1,024,732
1,642,694 Al Rajhi Bank 36,669,708
812,843 Alinma Bank 8,952,868
216,692 Almarai Co JSC 3,299,409
558,704 Arab National Bank 3,715,023
20,234 Arabian Internet & Communications Services Co 1,765,432
405,833 Bank AlBilad 4,811,461
329,792 (a) Bank Al-Jazira 1,771,921
485,694 Banque Saudi Fransi 5,165,465
68,247 Bupa Arabia for Cooperative Insurance Co 3,757,629
62,267 Co for Cooperative Insurance 2,034,388
29,669 Dallah Healthcare Co 1,306,983
450,844 (a) Dar Al Arkan Real Estate Development Co 1,558,199
74,879 Dr Sulaiman Al Habib Medical Services Group Co 5,788,311
20,063 Elm Co 4,815,997
326,545 Etihad Etisalat Co 4,536,678
486,768 Jarir Marketing Co 1,978,172
347,933 Mobile Telecommunications Co Saudi Arabia 1,237,681
79,190 Mouwasat Medical Services Co 2,502,646
35,387 Nahdi Medical Co 1,326,980
287,003 (a) National Industrialization Co 893,618
66,032 Power & Water Utility Co for Jubail & Yanbu 1,089,056
404,031 (a) Rabigh Refining & Petrochemical Co 982,758
1,236,283 Riyad Bank 9,330,626
201,070 SABIC Agri-Nutrients Co 6,855,638
301,080 Sahara International Petrochemical Co 2,520,940
1,083,840 (a) Saudi Arabian Mining Co 13,375,154
2,335,081 (b) Saudi Arabian Oil Co 19,021,781
41,379 Saudi Aramco Base Oil Co 1,606,686
826,859 Saudi Awwal Bank 7,899,279
768,528 Saudi Basic Industries Corp 15,931,272
715,470 Saudi Electricity Co 3,610,208
318,734 Saudi Industrial Investment Group 1,722,348
422,381 Saudi Investment Bank 1,753,885

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SAUDI ARABIA—continued
657,406 (a) Saudi Kayan Petrochemical Co $ 1,605,903
2,460,415 Saudi National Bank 26,571,322
30,417 (a) Saudi Research & Media Group 1,681,769
39,032 Saudi Tadawul Group Holding Co 2,149,465
1,686,482 Saudi Telecom Co 18,351,627
217,158 Savola Group 2,602,931
246,271 Yanbu National Petrochemical Co 2,518,840
TOTAL SAUDI ARABIA 245,323,321
SOUTH AFRICA - 2 .8%
710,897 Absa Group Ltd 6,207,210
55,551 Anglo American Platinum Ltd 2,351,824
305,913 Aspen Pharmacare Holdings Ltd 3,171,136
280,375 Bid Corp Ltd 6,800,732
228,677 Bidvest Group Ltd 3,014,787
72,306 Capitec Bank Holdings Ltd 7,701,097
197,264 (c) Clicks Group Ltd 3,170,764
442,065 Discovery Ltd 3,270,891
234,834 Exxaro Resources Ltd 2,339,563
4,237,279 FirstRand Ltd 15,346,240
743,388 Gold Fields Ltd 10,968,888
460,973 Harmony Gold Mining Co Ltd 2,881,422
790,481 (c) Impala Platinum Holdings Ltd 3,068,373
56,545 (c) Kumba Iron Ore Ltd 1,670,180
1,423,199 MTN Group Ltd 7,262,515
155,947 Naspers Ltd 26,131,295
368,120 Nedbank Group Ltd 4,276,464
294,987 Northam Platinum Holdings Ltd 1,987,272
4,149,346 Old Mutual Ltd 2,761,310
665,309 OUTsurance Group Ltd 1,487,151
1,584,596 (b) Pepkor Holdings Ltd 1,633,473
406,409 Remgro Ltd 3,423,191
1,491,379 Sanlam Ltd 5,689,903
494,119 Sasol Ltd 4,291,773
426,453 Shoprite Holdings Ltd 6,183,882
2,310,575 Sibanye Stillwater Ltd 2,784,563
1,129,929 Standard Bank Group Ltd 12,054,588
519,027 Vodacom Group Ltd 2,588,135
764,590 Woolworths Holdings Ltd 2,832,934
TOTAL SOUTH AFRICA 157,351,556
TAIWAN - 16 .2%
425,344 Accton Technology Corp 7,155,372
2,381,380 Acer, Inc 3,497,279
382,665 Advantech Co Ltd 4,124,827
62,000 Alchip Technologies Ltd 7,690,475
2,575,011 ASE Technology Holding Co Ltd 11,133,766
1,988,512 Asia Cement Corp 2,521,665
596,500 Asustek Computer, Inc 8,469,887
5,559,800 AU Optronics Corp 3,249,146
490,389 Catcher Technology Co Ltd 3,047,150
7,978,889 Cathay Financial Holding Co Ltd 11,220,149
1,269,881 Chailease Holding Co Ltd 7,029,456
4,718,309 Chang Hwa Commercial Bank 2,634,014
1,592,922 Cheng Shin Rubber Industry Co Ltd 2,309,647
2,483,035 China Airlines 1,612,806
13,297,522 China Development Financial Holding Corp 5,105,147
9,904,151 China Steel Corp 7,936,521
14,766,611 Chinatrust Financial Holding Co 13,396,437
3,233,763 Chunghwa Telecom Co Ltd 12,258,905
3,609,000 Compal Electronics, Inc 4,139,005
1,634,768 Delta Electronics, Inc 14,628,875
718,000 E Ink Holdings, Inc 4,761,564
11,669,959 E.Sun Financial Holding Co Ltd 9,210,974

Emerging Markets Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TAIWAN—continued
144,316 Eclat Textile Co Ltd $ 2,518,785
53,000 eMemory Technology, Inc 4,727,042
2,186,803 Eva Airways Corp 2,204,259
851,192 Evergreen Marine Corp Taiwan Ltd 4,082,797
2,495,071 Far Eastern Textile Co Ltd 2,461,749
1,526,589 Far EasTone Telecommunications Co Ltd 3,918,480
452,014 Feng TAY Enterprise Co Ltd 2,330,593
9,038,944 First Financial Holding Co Ltd 7,670,627
2,994,173 Formosa Chemicals & Fibre Corp 5,405,584
1,034,064 Formosa Petrochemical Corp 2,455,867
3,257,813 Formosa Plastics Corp 7,486,603
6,614,221 Fubon Financial Holding Co Ltd 13,595,855
8,501,229 Fuhwa Financial Holdings Co Ltd 7,328,857
428,000 Gigabyte Technology Co Ltd 4,235,309
72,000 Global Unichip Corp 3,534,962
187,535 Globalwafers Co Ltd 3,464,636
10,518,002 Hon Hai Precision Industry Co, Ltd 34,406,735
251,540 Hotai Motor Co Ltd 5,095,708
7,231,026 Hua Nan Financial Holdings Co Ltd 4,981,084
7,216,282 InnoLux Display Corp 3,753,047
2,275,340 Inventec Co Ltd 3,996,220
83,125 Largan Precision Co Ltd 6,590,540
1,693,778 Lite-On Technology Corp 5,865,743
1,276,464 MediaTek, Inc 39,388,640
9,825,754 Mega Financial Holding Co Ltd 11,802,894
609,000 Micro-Star International Co Ltd 3,532,216
67,100 momo.com, Inc 931,414
3,991,271 Nan Ya Plastics Corp 7,735,119
180,000 Nan Ya Printed Circuit Board Corp 1,299,499
1,092,000 Nanya Technology Corp 2,395,046
130,000 Nien Made Enterprise Co Ltd 1,389,747
487,474 Novatek Microelectronics Corp Ltd 7,940,805
1,676,000 Pegatron Corp 4,418,220
192,025 (a) PharmaEssentia Corp 1,928,108
1,897,512 Pou Chen Corp 1,910,201
2,560,387 Powerchip Semiconductor Manufacturing Corp 2,201,489
485,000 President Chain Store Corp 4,089,205
2,278,000 Quanta Computer, Inc 18,012,179
405,085 Realtek Semiconductor Corp 6,062,257
1,307,975 Ruentex Development Co Ltd 1,489,944
3,262,599 Shanghai Commercial & Savings Bank Ltd 4,611,165
10,938,684 Shin Kong Financial Holding Co Ltd 2,928,857
8,697,419 SinoPac Financial Holdings Co Ltd 5,322,577
994,522 Synnex Technology International Corp 2,283,399
9,411,413 Taishin Financial Holdings Co Ltd 5,155,680
4,789,648 Taiwan Business Bank 2,041,141
5,646,039 Taiwan Cement Corp 5,746,162
8,490,816 Taiwan Cooperative Financial Holding Co Ltd 6,888,568
1,647,561 Taiwan High Speed Rail Corp 1,554,549
1,462,861 Taiwan Mobile Co Ltd 4,572,669
20,673,183 Taiwan Semiconductor Manufacturing Co Ltd 413,845,947
1,159,000 Unimicron Technology Corp 6,502,312
4,092,908 Uni-President Enterprises Corp 9,458,231
9,469,103 United Microelectronics Corp 14,749,626
780,000 Vanguard International Semiconductor Corp 1,830,168
57,000 Voltronic Power Technology Corp 2,437,481
2,320,529 Walsin Lihwa Corp 2,620,079
719,460 Wan Hai Lines Ltd 1,123,290
2,712,492 Winbond Electronics Corp 2,357,738
2,216,000 Wistron Corp 8,113,490
81,000 Wiwynn Corp 5,710,564
1,335,660 WPG Holdings Ltd 3,718,348
282,437 Yageo Corp 4,967,812

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TAIWAN—continued
1,390,000 Yang Ming Marine Transport $ 2,119,507
562,127 Zhen Ding Technology Holding Ltd 1,809,678
TOTAL TAIWAN 928,240,170
THAILAND - 1 .6%
998,000 Advanced Info Service PCL 6,132,450
3,379,756 Airports of Thailand PCL 5,673,002
4,994,500 Asset World Corp PCL 561,050
9,151,799 Bangkok Dusit Medical Services PCL 7,052,379
4,624,383 Bangkok Expressway & Metro PCL 957,616
8,056,800 Banpu PCL (Foreign) 1,406,461
812,800 Berli Jucker PCL 541,681
5,542,200 BTS Group Holdings PCL 936,473
494,800 Bumrungrad Hospital PCL 3,347,637
1,608,099 Central Pattana PCL 2,931,491
1,478,707 Central Retail Corp PCL 1,382,652
2,775,380 Charoen Pokphand Foods PCL 1,456,184
4,704,930 CP ALL plc 6,926,135
1,713,500 CP Axtra PCL 1,373,578
2,413,000 Delta Electronics Thailand PCL 5,340,943
1,303,803 Energy Absolute PCL 1,457,465
588,900 Global Power Synergy PCL 815,650
2,191,550 Gulf Energy Development PCL 2,684,289
4,127,826 Home Product Center PCL 1,220,814
1,167,539 Indorama Ventures PCL 776,585
854,500 Intouch Holdings PCL (Class F) 1,774,470
465,700 Kasikornbank PCL (Foreign) 1,562,069
2,777,498 Krung Thai Bank PCL 1,244,913
605,694 Krungthai Card PCL 746,750
7,261,552 Land and Houses PCL 1,562,383
2,431,678 Minor International PCL 2,090,699
362,200 Muangthai Capital PCL 433,895
967,544 Osotspa PCL 567,259
1,553,141 PTT Exploration & Production PCL 6,543,545
1,806,629 PTT Global Chemical PCL 1,703,506
2,152,122 PTT Oil & Retail Business PCL 1,097,975
9,593,532 PTT PCL 9,126,396
656,001 SCB X PCL 1,920,103
918,000 SCG Packaging PCL 814,131
619,560 Siam Cement PCL 4,715,937
1,184,250 Thai Oil PCL 1,821,945
19,649,400 TMB Bank PCL (Foreign) 991,018
8,462,481 True Corp PCL 1,438,992
TOTAL THAILAND 93,130,521
TURKEY - 0 .7%
2,626,647 Akbank TAS 3,419,132
1,147,708 Aselsan Elektronik Sanayi Ve Ticaret AS 1,913,792
376,568 BIM Birlesik Magazalar AS 4,722,140
1,115,379 Eregli Demir ve Celik Fabrikalari TAS 1,581,516
57,620 Ford Otomotiv Sanayi AS 1,674,768
900,254 Haci Omer Sabanci Holding AS 2,151,560
987,664 (a) Hektas Ticaret TAS 578,771
647,240 KOC Holding AS 3,418,363
772,417 Koza Altin Isletmeleri AS 528,436
39,803 (a) Pegasus Hava Tasimaciligi AS. 983,914
1,084,631 (a) Sasa Polyester Sanayi AS 1,376,118
108,263 Tofas Turk Otomobil Fabrik 878,221
457,631 (a) Turk Hava Yollari AO 4,102,153
1,015,797 Turkcell Iletisim Hizmet AS 2,294,707
3,074,022 Turkiye Is Bankasi (Series C) 2,592,007
847,766 Turkiye Petrol Rafinerileri AS 4,176,809
1,109,329 Turkiye Sise ve Cam Fabrikalari AS 1,799,314

Emerging Markets Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TURKEY—continued
2,858,097 Yapi ve Kredi Bankasi $ 2,052,828
TOTAL TURKEY 40,244,549
UNITED ARAB EMIRATES - 1 .3%
2,448,128 Abu Dhabi Commercial Bank PJSC 5,998,762
1,240,460 Abu Dhabi Islamic Bank PJSC 3,782,560
2,756,105 Abu Dhabi National Oil Co for Distribution PJSC 2,663,846
3,213,154 Aldar Properties PJSC 4,461,560
2,097,575 Americana Restaurants International plc 1,776,081
2,459,956 Dubai Islamic Bank PJSC 4,232,816
5,589,492 Emaar Properties PJSC 11,301,233
1,609,433 Emirates NBD Bank PJSC 7,755,881
2,919,811 Emirates Telecommunications Group Co PJSC 15,247,138
3,700,514 First Abu Dhabi Bank PJSC 14,752,802
3,338,344 (a) Multiply Group PJSC 2,621,317
TOTAL UNITED ARAB EMIRATES 74,593,996
UNITED KINGDOM - 0 .1%
350,972 AngloGold Ashanti UK Ltd 6,280,675
133,637 (a),(b) Pepco Group NV 731,702
TOTAL UNITED KINGDOM 7,012,377
UNITED STATES - 0 .2%
650,265 JBS S.A. 3,075,187
61,860 (a) Legend Biotech Corp (ADR) 3,406,012
65,000 Parade Technologies Ltd 2,306,013
TOTAL UNITED STATES 8,787,212
TOTAL COMMON STOCKS 5,636,642,377
(Cost $5,180,248,848)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.1%
BRAZIL - 0 .0%
2,705 Localiza Rent a Car S.A. 02/05/24 4,914
TOTAL BRAZIL 4,914
CHINA - 0 .0%
15,550 Kangmei Pharmaceutical Co Ltd 12/31/28 22
TOTAL CHINA 22
INDIA - 0 .1%
391,719 Tata Motors Ltd (DVR) 2,754,739
TOTAL INDIA 2,754,739
KOREA, REPUBLIC OF - 0 .0%
60,563 LG Display Co Ltd 03/07/24 74,656
TOTAL KOREA, REPUBLIC OF 74,656
TOTAL RIGHTS/WARRANTS 2,834,331
(Cost $2,250,849)
TOTAL LONG-TERM INVESTMENTS 5,639,496,355
(Cost $5,182,522,353)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.4%
GOVERNMENT AGENCY DEBT - 0 .0%
$ 750,000 Tennessee Valley Authority (TVA) 0 .010% 02/14/24 748,483
TOTAL GOVERNMENT AGENCY DEBT 748,483
REPURCHASE AGREEMENT - 0 .5%
25,796,000 (e) Fixed Income Clearing Corp (FICC) 5 .320 02/01/24 25,796,000
TOTAL REPURCHASE AGREEMENT 25,796,000

Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
TREASURY DEBT - 0 .9%
$ 6,340,000 United States Treasury Bill 0 .000% 02/20/24 $ 6,322,392
10,000,000 United States Treasury Bill 0 .010 02/22/24 9,969,309
14,500,000 United States Treasury Bill 0 .010 02/27/24 14,444,890
12,500,000 United States Treasury Bill 0 .010 03/05/24 12,439,787
5,000,000 United States Treasury Bill 0 .010 03/12/24 4,970,743
5,000,000 United States Treasury Bill 0 .010 03/14/24 4,969,200
TOTAL TREASURY DEBT 53,116,321
TOTAL SHORT-TERM INVESTMENTS 79,660,804
(Cost $79,659,491)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
8,285,371 (f) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 8,285,371
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 8,285,371
(Cost $8,285,371)
TOTAL INVESTMENTS - 100.1% 5,727,442,530
(Cost $5,270,467,215)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (6,545,576)
NET ASSETS - 100.0% $ 5,720,896,954
ADR American Depositary Receipt
GDR Global Depositary Receipt
INR Indian Rupee
(a)
Non-income producing
(b) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $25,695,393.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 1/31/24 to be repurchased at $25,799,812 on 2/1/24, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 1/15/27, valued at $26,312,005.
(f)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 2,325 03/15/24  $ 115,105,119 $ 114,018,000 $ (1,087,119)

International Equity Index Fund January 31, 2024
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.7%
COMMON STOCKS - 98.7%
AUSTRALIA - 7 .4%
340,578 Ampol Ltd $ 8,055,513
1,741,134 APA Group 9,630,374
830,860 Aristocrat Leisure Ltd 23,954,202
2,672,926 Aurizon Holdings Ltd 6,588,846
4,220,718 Australia & New Zealand Banking Group Ltd 74,471,953
281,496 Australian Stock Exchange Ltd 12,034,617
7,082,448 BHP Billiton Ltd 216,680,471
607,388 BlueScope Steel Ltd 9,273,787
1,967,256 Brambles Ltd 18,757,326
501,650 carsales.com Ltd 10,771,083
91,529 Cochlear Ltd 18,163,831
1,861,215 Coles Group Ltd 19,314,522
2,343,767 Commonwealth Bank of Australia 178,722,526
745,697 Computershare Ltd 12,351,164
1,452,279 Dexus Property Group 7,349,498
204,129 EBOS Group Ltd 4,674,617
1,970,450 Endeavour Group Ltd 7,211,326
2,375,842 Fortescue Metals Group Ltd 45,917,299
14,568,657 Glencore plc 77,082,155
2,395,571 Goodman Group 39,764,490
2,771,407 GPT Group 8,376,230
368,389 IDP Education Ltd 4,717,499
878,541 Independence Group NL 4,270,775
3,367,826 Insurance Australia Group Ltd 13,220,148
3,028,643 Lottery Corp Ltd 9,941,168
514,348 Macquarie Group Ltd 63,465,099
3,844,819 Medibank Pvt Ltd 9,626,044
247,118 Mineral Resources Ltd 9,531,046
5,484,756 Mirvac Group 7,708,277
4,375,018 National Australia Bank Ltd 92,270,867
1,547,143 Northern Star Resources Ltd 13,271,092
642,458 Orica Ltd 6,775,938
2,403,973 Origin Energy Ltd 13,417,056
4,005,209 (a) Pilbara Minerals Ltd 9,122,526
1,040,885 (b) Qantas Airways Ltd 3,752,767
2,115,145 QBE Insurance Group Ltd 21,778,764
263,163 Ramsay Health Care Ltd 8,773,473
70,486 REA Group Ltd 8,406,630
297,803 Reece Ltd 4,386,737
516,481 Rio Tinto Ltd 44,441,822
1,573,036 Rio Tinto plc 108,884,630
4,532,967 Santos Ltd 22,909,342
7,150,591 Scentre Group 14,215,714
512,062 Seek Ltd 8,441,485
621,362 Sonic Healthcare Ltd 12,955,522
6,398,888 South32 Ltd 13,854,977
3,430,181 Stockland Trust Group 10,129,702
1,756,304 Suncorp-Metway Ltd 16,165,962
5,634,273 Telstra Corp Ltd 14,859,454
4,350,303 Transurban Group 38,218,413
1,129,833 Treasury Wine Estates Ltd 7,922,527
5,537,380 Vicinity Ltd 7,350,353
334,547 Washington H Soul Pattinson & Co Ltd 7,478,175
1,587,751 Wesfarmers Ltd 60,107,394
4,915,906 Westpac Banking Corp 77,118,861
230,376 WiseTech Global Ltd 10,846,355
2,657,261 Woodside Energy Group Ltd 55,579,839

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
AUSTRALIA—continued
1,724,079 Woolworths Ltd $ 40,489,915
TOTAL AUSTRALIA 1,685,552,178
AUSTRIA - 0 .2%
480,331 Erste Bank der Oesterreichischen Sparkassen AG. 20,691,891
621,576 Mondi plc 11,138,416
202,728 OMV AG. 9,023,707
92,544 Verbund AG. 7,525,522
171,858 Voestalpine AG. 5,113,070
TOTAL AUSTRIA 53,492,606
BELGIUM - 0 .8%
228,760 Ageas S.A. 9,830,273
1,214,527 Anheuser-Busch InBev S.A. 75,127,714
31,009 Dieteren S.A. 6,264,206
44,242 Elia Group S.A. 5,326,972
125,363 Groupe Bruxelles Lambert S.A. 9,503,730
352,281 KBC Groep NV 22,979,852
542 Lotus Bakeries NV 4,621,485
22,948 (a) Sofina S.A. 5,488,314
99,777 (b) Syensqo S.A. 8,894,816
174,050 UCB S.A. 16,372,131
286,666 Umicore S.A. 6,520,637
246,738 Warehouses De Pauw CVA 7,218,850
TOTAL BELGIUM 178,148,980
BRAZIL - 0 .0%
237,732 Yara International ASA 7,857,672
TOTAL BRAZIL 7,857,672
BURKINA FASO - 0 .0%
224,500 Endeavour Mining plc 3,987,996
TOTAL BURKINA FASO 3,987,996
CHILE - 0 .1%
552,300 Antofagasta plc 12,037,514
TOTAL CHILE 12,037,514
CHINA - 0 .4%
5,286,114 BOC Hong Kong Holdings Ltd 12,669,721
2,551,579 (c) Budweiser Brewing Co APAC Ltd 4,021,649
2,881,871 (c) ESR Group Ltd 3,683,817
2,045,529 Prosus NV 60,857,918
2,001,946 SITC International Holdings Co Ltd 3,037,639
1,498,000 (a) Wharf Holdings Ltd 4,376,688
2,793,250 Wilmar International Ltd 6,839,798
2,405,999 Xinyi Glass Holdings Co Ltd 1,994,631
TOTAL CHINA 97,481,861
DENMARK - 3 .5%
4,268 AP Moller - Maersk AS (Class A) 7,739,038
6,767 AP Moller - Maersk AS (Class B) 12,476,988
136,920 Carlsberg AS (Class B) 17,617,145
192,393 Coloplast A.S. 22,177,469
970,834 Danske Bank AS 26,068,307
136,908 (b) Demant A.S. 6,201,779
259,438 DSV AS 46,415,979
93,517 (b) Genmab AS 25,859,509
4,561,060 Novo Nordisk A.S. 521,349,157
515,478 Novozymes A.S. 26,413,443
259,869 Orsted AS 14,647,451
116,669 Pandora A.S. 17,047,315
11,273 Rockwool International AS (B Shares) 3,073,323
489,071 Tryg A.S. 10,453,459

International Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
DENMARK—continued
1,401,435 Vestas Wind Systems A.S. $ 39,513,472
TOTAL DENMARK 797,053,834
FINLAND - 1 .1%
197,136 Elisa Oyj (Series A) 8,981,804
593,172 Fortum Oyj 8,108,747
374,713 Kesko Oyj (B Shares) 7,317,996
473,561 Kone Oyj (Class B) 23,441,887
933,923 Metso Outotec Oyj 9,334,221
587,819 Neste Oil Oyj 20,264,776
7,627,497 Nokia Oyj 27,575,104
4,485,307 Nordea Bank Abp 55,269,708
150,380 Orion Oyj (Class B) 6,923,148
640,998 Sampo Oyj 26,829,252
814,116 Stora Enso Oyj (R Shares) 10,359,436
750,456 UPM-Kymmene Oyj 27,295,751
644,275 Wartsila Oyj (B Shares) 9,504,056
TOTAL FINLAND 241,205,886
FRANCE - 10 .1%
278,318 Accor S.A. 10,991,750
493,181 (b) Adevinta ASA 5,298,862
48,521 Aeroports de Paris 6,492,585
732,201 Air Liquide 137,019,189
828,570 Airbus SE 131,979,472
377,506 Alstom RGPT 4,760,504
85,512 (c) Amundi S.A. 5,783,826
83,608 Arkema 9,099,307
2,522,842 AXA S.A. 84,679,974
57,784 BioMerieux 6,219,190
1,470,106 BNP Paribas S.A. 98,767,846
978,432 Bollore SE 6,462,573
269,573 Bouygues S.A. 9,875,157
401,533 Bureau Veritas S.A. 10,680,328
218,856 Cap Gemini S.A. 48,656,370
789,969 Carrefour S.A. 13,486,585
946,463 Cie Generale des Etablissements Michelin S.C.A 31,425,091
637,603 Compagnie de Saint-Gobain 45,082,695
1,496,820 Credit Agricole S.A. 21,441,723
898,284 Danone 59,846,927
27,004 Dassault Aviation S.A. 5,114,783
931,409 Dassault Systemes SE 48,282,627
353,653 Edenred 21,123,156
101,968 Eiffage S.A. 10,668,928
2,557,645 Engie S.A. 40,851,911
411,366 Essilor International S.A. 80,616,630
57,498 Eurazeo 4,897,693
72,208 Fonciere Des Regions 3,496,592
66,380 Gecina S.A. 7,320,823
501,708 Getlink S.E. 8,644,972
44,281 Hermes International 93,417,813
51,382 Ipsen 5,924,299
104,044 Kering 42,738,507
314,757 Klepierre 8,149,270
150,898 (c) La Francaise des Jeux SAEM 6,116,439
374,002 Legrand S.A. 36,246,629
337,186 L'Oreal S.A. 161,361,715
386,031 LVMH Moet Hennessy Louis Vuitton S.A. 321,200,390
2,595,436 Orange S. A. 30,864,724
284,841 Pernod-Ricard S.A. 46,709,808
321,371 Publicis Groupe S.A. 32,199,295
31,971 Remy Cointreau S.A. 3,239,431
268,360 Renault S.A. 10,106,351
479,268 Safran S.A. 89,483,577

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FRANCE—continued
39,654 Sartorius Stedim Biotech $ 10,684,263
31,448 SEB S.A. 3,840,126
1,023,780 Societe Generale 26,316,285
120,461 Sodexho Alliance S.A. 13,589,078
84,604 Teleperformance 13,212,948
146,347 Thales S.A. 21,403,842
3,203,028 Total S.A. 207,798,313
168,495 (b) Unibail-Rodamco-Westfield 12,065,033
944,587 Veolia Environnement 30,778,272
710,338 Vinci S.A. 89,731,505
915,482 Vivendi Universal S.A. 10,317,078
320,342 (b),(c) Worldline S.A. 4,330,539
TOTAL FRANCE 2,310,893,599
GERMANY - 8 .3%
225,431 Adidas-Salomon AG. 42,558,665
563,707 Allianz AG. 150,608,955
1,260,865 BASF SE 60,274,379
1,372,426 Bayer AG. 42,705,250
470,994 Bayerische Motoren Werke AG. 49,008,383
55,829 Bayerische Motoren Werke AG. (Preference) 5,455,078
110,201 Bechtle AG. 5,714,235
139,927 Beiersdorf AG. 20,476,868
192,881 Brenntag SE 17,052,607
58,838 Carl Zeiss Meditec AG. 6,202,214
1,459,096 Commerzbank AG. 16,755,663
155,506 Continental AG. 12,703,385
269,255 (c) Covestro AG. 14,218,139
1,121,935 Daimler AG. (Registered) 75,744,948
749,372 Daimler Truck Holding AG. 26,780,426
2,736,448 Deutsche Bank AG. (Registered) 35,348,683
265,788 Deutsche Boerse AG. 52,928,929
872,726 (b) Deutsche Lufthansa AG. 7,257,041
1,388,646 Deutsche Post AG. 66,508,018
4,529,789 Deutsche Telekom AG. 111,196,396
156,618 Dr ING hc F Porsche AG. 13,297,171
3,161,631 E.ON AG. 42,774,579
327,564 Evonik Industries AG. 6,025,914
289,381 Fresenius Medical Care AG. 11,184,460
581,144 Fresenius SE 16,314,358
229,351 GEA Group AG. 9,185,287
84,215 Hannover Rueckversicherung AG. 20,187,757
196,882 HeidelbergCement AG. 18,180,958
214,391 (b) HelloFresh SE 2,835,268
143,585 Henkel KGaA 9,819,872
241,140 Henkel KGaA (Preference) 18,485,436
1,816,030 Infineon Technologies AG. 66,206,866
97,130 Knorr-Bremse AG. 5,999,343
102,049 LEG Immobilien SE 8,467,991
181,233 Merck KGaA 29,735,894
74,176 MTU Aero Engines Holding AG. 17,055,300
190,712 Muenchener Rueckver AG. 81,189,708
79,171 Nemetschek SE 7,305,396
206,808 Porsche AG. 10,324,674
145,501 Puma AG. Rudolf Dassler Sport 5,855,512
7,117 Rational AG. 5,467,176
60,826 Rheinmetall AG. 21,299,486
875,793 RWE AG. 32,339,200
1,459,961 SAP AG. 252,933,243
37,672 Sartorius AG. 13,742,839
100,956 (c) Scout24 SE 7,433,419
1,062,323 Siemens AG. 190,181,148
726,625 Siemens Energy AG. 10,795,443

International Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
GERMANY—continued
390,472 (c) Siemens Healthineers AG. $ 21,730,246
185,013 Symrise AG. 19,088,478
91,467 Talanx AG. 6,417,415
75,686 Volkswagen AG. 10,685,432
251,066 Volkswagen AG. (Preference) 32,290,860
1,028,533 Vonovia SE 32,041,223
22,317 Wacker Chemie AG. 2,419,625
312,834 (b),(c) Zalando SE 6,246,240
TOTAL GERMANY 1,885,041,479
HONG KONG - 1 .8%
16,057,191 AIA Group Ltd 125,927,171
2,801,113 CK Asset Holdings Ltd 12,639,574
820,596 CK Infrastructure Holdings Ltd 4,873,389
2,256,174 CLP Holdings Ltd 17,944,341
69,147 (b) Futu Holdings Ltd (ADR) 3,230,548
2,472,536 Hang Lung Properties Ltd 2,870,514
1,055,505 Hang Seng Bank Ltd 10,987,985
1,977,386 Henderson Land Development Co Ltd 5,152,318
5,235,025 HKT Trust & HKT Ltd 6,288,625
16,374,041 Hong Kong & China Gas Ltd 11,652,209
1,914,977 Hong Kong Electric Holdings Ltd 11,212,544
1,687,335 Hong Kong Exchanges and Clearing Ltd 51,157,969
1,580,829 Hongkong Land Holdings Ltd 4,934,566
222,494 Jardine Matheson Holdings Ltd 8,934,049
3,621,998 Link REIT 18,166,789
2,030,312 MTR Corp 6,605,234
2,158,980 New World Development Co Ltd 2,646,159
3,813,947 Prudential plc 39,179,026
5,294,607 Sino Land Co 5,530,555
2,053,419 Sun Hung Kai Properties Ltd 19,165,352
557,764 Swire Pacific Ltd (Class A) 4,315,437
1,508,490 Swire Properties Ltd 2,819,026
1,940,998 Techtronic Industries Co 20,615,542
11,059,880 (c) WH Group Ltd 6,525,269
2,306,992 Wharf Real Estate Investment Co Ltd 6,759,102
TOTAL HONG KONG 410,133,293
IRELAND - 0 .7%
279,318 (b) AerCap Holdings NV 21,384,586
2,201,194 AIB Group plc 9,668,577
1,433,169 Bank of Ireland Group plc 13,179,393
991,170 CRH plc 70,315,202
220,491 Kerry Group plc (Class A) 19,653,246
212,325 Kingspan Group plc 17,244,313
372,127 Smurfit Kappa Group plc 13,867,232
TOTAL IRELAND 165,312,549
ISRAEL - 0 .6%
52,198 Azrieli Group Ltd 3,517,239
1,801,975 Bank Hapoalim Ltd 15,331,043
2,084,645 Bank Leumi Le-Israel 15,833,224
130,594 (b) Check Point Software Technologies 20,755,304
37,549 Elbit Systems Ltd 7,745,731
119,230 (b) Global-e Online Ltd 4,503,317
1,104,440 Israel Chemicals Ltd 5,023,313
1,717,389 Israel Discount Bank Ltd 8,330,865
220,492 Mizrahi Tefahot Bank Ltd 8,206,119
89,615 (b) Nice Systems Ltd 18,593,488
1,578,606 (b) Teva Pharmaceutical Industries Ltd (ADR) 19,101,133
74,638 (b) Wix.com Ltd 9,470,069
TOTAL ISRAEL 136,410,845
ITALY - 2 .3%
179,984 Amplifon S.p.A. 5,874,410

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ITALY—continued
1,434,002 Assicurazioni Generali S.p.A. $ 31,988,165
1,698,102 Banco BPM S.p.A. 9,161,756
305,255 Coca-Cola HBC AG. 8,973,503
868,246 Davide Campari-Milano NV 8,796,402
31,490 DiaSorin S.p.A. 2,895,788
11,321,530 Enel S.p.A. 77,251,053
3,321,398 ENI S.p.A. 52,947,533
175,752 Ferrari NV 61,291,253
850,069 FinecoBank Banca Fineco S.p.A 12,256,602
504,668 Infrastrutture Wireless Italiane S.p.A 6,102,459
21,683,142 Intesa Sanpaolo S.p.A. 66,812,125
566,955 Leonardo S.p.A. 9,895,668
807,321 Mediobanca S.p.A. 10,692,160
285,000 Moncler S.p.A 17,532,266
812,300 (b),(c) Nexi S.p.A 6,230,716
707,829 (c) Poste Italiane S.p.A 7,675,448
364,733 Prysmian S.p.A. 16,051,838
144,204 Recordati S.p.A. 7,959,234
2,883,365 Snam Rete Gas S.p.A. 14,082,192
12,757,792 (a),(b) Telecom Italia S.p.A. 3,845,292
1,979,709 Terna Rete Elettrica Nazionale S.p.A. 16,693,003
2,248,264 UniCredit S.p.A 65,856,277
TOTAL ITALY 520,865,143
JAPAN - 22 .9%
1,074,872 Advantest Corp 42,777,562
915,817 (a) Aeon Co Ltd 21,885,440
214,180 Aisin Seiki Co Ltd 7,996,429
615,838 Ajinomoto Co, Inc 25,289,336
238,252 (b) All Nippon Airways Co Ltd 5,264,931
671,914 Asahi Breweries Ltd 24,973,660
265,412 Asahi Glass Co Ltd 9,981,679
312,102 Asahi Intecc Co Ltd 5,930,215
1,729,093 Asahi Kasei Corp 13,112,647
2,553,420 Astellas Pharma, Inc 29,728,122
160,407 Azbil Corp 5,183,501
823,281 Bandai Namco Holdings, Inc 17,826,123
173,138 BayCurrent Consulting, Inc 4,025,285
806,460 Bridgestone Corp 34,946,075
337,393 Brother Industries Ltd 5,652,200
1,400,018 (a) Canon, Inc 38,566,470
236,555 Capcom Co Ltd 9,021,916
1,014,975 Central Japan Railway Co 25,366,902
686,768 Chiba Bank Ltd 5,089,131
874,217 Chubu Electric Power Co, Inc 11,340,943
936,032 Chugai Pharmaceutical Co Ltd 33,669,276
1,473,968 Concordia Financial Group Ltd 7,024,113
292,785 Dai Nippon Printing Co Ltd 8,473,181
447,639 Daifuku Co Ltd 8,827,439
1,307,995 Dai-ichi Life Holdings, Inc 28,687,943
2,586,479 Daiichi Sankyo Co Ltd 77,436,683
369,607 Daikin Industries Ltd 59,222,940
85,212 Daito Trust Construction Co Ltd 9,692,909
813,629 Daiwa House Industry Co Ltd 25,158,989
3,312 Daiwa House REIT Investment Corp 5,851,975
1,806,389 (b) Daiwa Securities Group, Inc 12,946,141
2,649,188 Denso Corp 41,613,576
291,264 Dentsu, Inc 7,730,516
128,965 Disco Corp 34,799,784
521,426 Don Quijote Co Ltd 11,271,396
424,123 East Japan Railway Co 24,256,706
356,467 Eisai Co Ltd 16,785,542
4,078,728 ENEOS Holdings, Inc 16,472,159

International Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
1,330,157 Fanuc Ltd $ 36,795,286
244,773 Fast Retailing Co Ltd 65,348,704
185,327 (b) Fuji Electric Holdings Co Ltd 9,281,177
846,832 Fuji Heavy Industries Ltd 16,893,712
526,366 FUJIFILM Holdings Corp 33,363,655
247,771 Fujitsu Ltd 34,295,036
6,471 GLP J-Reit 5,777,525
193,088 Hamamatsu Photonics KK 7,627,923
333,322 Hankyu Hanshin Holdings, Inc 10,198,160
30,060 Hikari Tsushin, Inc 5,237,949
42,440 Hirose Electric Co Ltd 4,938,012
144,377 (b) Hitachi Construction Machinery Co Ltd 4,096,322
1,296,462 (b) Hitachi Ltd 101,837,542
6,452,914 Honda Motor Co Ltd 72,131,059
149,884 Hoshizaki Corp 5,452,983
496,707 (b) Hoya Corp 63,096,228
520,881 Hulic Co Ltd 5,751,747
158,412 Ibiden Co Ltd 7,971,282
1,387,630 Idemitsu Kosan Co Ltd 7,705,481
227,283 Iida Group Holdings Co Ltd 3,431,277
1,350,572 Inpex Holdings, Inc 18,357,590
820,598 Isuzu Motors Ltd 11,197,011
1,662,069 Itochu Corp 75,431,508
182,761 Japan Airlines Co Ltd 3,511,893
2,057,971 Japan Post Bank Co Ltd 21,402,582
2,910,435 Japan Post Holdings Co Ltd 27,860,667
254,775 Japan Post Insurance Co Ltd 4,769,867
1,666 Japan Real Estate Investment Corp 6,386,679
9,481 Japan Retail Fund Investment Corp 6,436,111
1,671,573 Japan Tobacco, Inc 44,058,291
806,220 JFE Holdings, Inc 12,729,261
233,384 JSR Corp 6,365,469
597,109 Kajima Corp 10,656,519
992,326 Kansai Electric Power Co, Inc 13,537,447
645,691 Kao Corp 25,548,418
195,418 (a) Kawasaki Kisen Kaisha Ltd 9,521,504
2,092,557 KDDI Corp 69,336,951
174,342 Keisei Electric Railway Co Ltd 7,888,952
5,692 Kenedix Realty Investment Corp 6,174,349
272,054 Keyence Corp 121,716,382
186,653 Kikkoman Corp 11,484,427
255,850 Kintetsu Corp 7,894,880
1,080,872 Kirin Brewery Co Ltd 15,536,407
220,521 Kobe Bussan Co Ltd 5,634,907
172,774 Koei Tecmo Holdings Co Ltd 2,152,100
266,971 (b) Koito Manufacturing Co Ltd 4,087,136
1,292,550 Komatsu Ltd 36,772,984
141,402 Konami Corp 8,695,967
49,160 Kose Corp 3,216,177
1,430,344 Kubota Corp 21,651,781
1,782,820 Kyocera Corp 26,100,610
372,024 Kyowa Hakko Kogyo Co Ltd 5,860,109
104,729 Lasertec Corp 27,274,468
614,899 M3, Inc 9,703,105
316,876 Makita Corp 8,528,714
1,992,553 Marubeni Corp 33,986,305
463,302 Matsumotokiyoshi Holdings Co Ltd 8,421,335
761,801 Mazda Motor Corp 9,235,653
112,237 McDonald's Holdings Co Japan Ltd 4,997,293
311,124 MEIJI Holdings Co Ltd 7,524,412
512,777 Minebea Co Ltd 10,599,206
413,361 MISUMI Group, Inc 7,087,030
1,824,908 Mitsubishi Chemical Holdings Corp 11,003,721

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
4,823,682 Mitsubishi Corp $ 83,135,881
2,709,882 Mitsubishi Electric Corp 40,215,459
1,596,285 Mitsubishi Estate Co Ltd 22,117,987
448,426 Mitsubishi Heavy Industries Ltd 29,911,570
15,964,688 Mitsubishi UFJ Financial Group, Inc 149,533,990
1,141,044 Mitsubishi UFJ Lease & Finance Co Ltd 8,090,508
1,809,898 Mitsui & Co Ltd 73,404,441
234,656 Mitsui Chemicals, Inc 6,905,988
1,255,179 Mitsui Fudosan Co Ltd 31,509,720
484,783 (a) Mitsui OSK Lines Ltd 17,413,631
605,729 Mitsui Sumitomo Insurance Group Holdings, Inc 25,013,419
3,393,969 Mizuho Financial Group, Inc 61,639,770
354,127 MonotaRO Co Ltd 3,335,244
2,432,441 Murata Manufacturing Co Ltd 49,116,144
342,840 NEC Corp 22,402,778
487,448 Nexon Co Ltd 7,779,195
577,367 Nidec Corp 21,533,951
1,453,055 Nintendo Co Ltd 81,183,474
2,111 Nippon Building Fund, Inc 8,541,336
99,519 Nippon Express Holdings, Inc 5,923,502
1,310,191 Nippon Paint Co Ltd 10,319,488
3,150 Nippon ProLogis REIT, Inc 5,604,485
1,187,947 Nippon Steel Corp 28,587,538
41,566,186 Nippon Telegraph & Telephone Corp 52,196,910
670,847 (a) Nippon Yusen Kabushiki Kaisha 23,117,964
180,700 Nissan Chemical Industries Ltd 7,206,823
3,222,668 Nissan Motor Co Ltd 12,651,630
280,887 Nissin Food Products Co Ltd 9,087,081
112,111 Nitori Co Ltd 14,673,279
202,727 Nitto Denko Corp 16,817,794
4,135,070 (b) Nomura Holdings, Inc 22,272,089
153,025 Nomura Real Estate Holdings, Inc 4,187,637
5,416 Nomura Real Estate Master Fund, Inc 5,926,541
542,230 Nomura Research Institute Ltd 16,583,303
894,059 NTT Data Corp 12,877,690
898,885 Obayashi Corp 8,320,563
97,465 Obic Co Ltd 14,971,554
417,214 Odakyu Electric Railway Co Ltd 6,375,235
1,155,812 OJI Paper Co Ltd 4,519,030
1,685,147 Olympus Corp 24,946,347
237,432 Omron Corp 10,676,190
534,382 Ono Pharmaceutical Co Ltd 9,631,769
115,849 Open House Group Co Ltd 3,622,843
53,578 (b) Oracle Corp Japan 4,222,436
1,525,992 Oriental Land Co Ltd 56,675,450
1,638,450 ORIX Corp 31,637,266
524,248 Osaka Gas Co Ltd 11,039,012
713,169 Osaka Securities Exchange Co Ltd 15,783,643
171,137 Otsuka Corp 7,201,062
586,126 Otsuka Holdings Co Ltd 23,039,628
3,068,015 Panasonic Corp 28,896,948
2,095,778 (b) Rakuten, Inc 9,206,245
2,009,715 Recruit Holdings Co Ltd 79,381,160
2,050,412 (b) Renesas Electronics Corp 33,642,292
3,000,069 Resona Holdings, Inc 16,561,158
772,160 Ricoh Co Ltd 6,069,173
479,472 Rohm Co Ltd 8,275,320
339,128 SBI Holdings, Inc 8,330,902
295,069 Secom Co Ltd 21,416,205
392,842 Seiko Epson Corp 5,734,475
512,555 Sekisui Chemical Co Ltd 7,318,024
843,560 (a) Sekisui House Ltd 19,042,687
1,053,796 Seven & I Holdings Co Ltd 41,619,480

International Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
459,787 SG Holdings Co Ltd $ 5,954,288
303,853 Sharp Corp 2,043,200
331,766 Shimadzu Corp 9,173,983
108,064 Shimano, Inc 15,515,322
729,306 Shimizu Corp 4,882,065
2,546,526 Shin-Etsu Chemical Co Ltd 100,236,816
361,049 Shionogi & Co Ltd 17,329,057
553,718 Shiseido Co Ltd 15,435,823
644,043 Shizuoka Financial Group, Inc 5,886,555
80,332 SMC Corp 44,716,365
4,054,595 SoftBank Corp 53,868,713
1,439,346 Softbank Group Corp 62,137,434
406,895 Sompo Holdings, Inc 21,098,091
1,763,093 Sony Corp 172,903,547
125,566 Square Enix Co Ltd 4,906,646
476,047 Sumco Corp 7,217,072
238,012 Sumisho Computer Systems Corp 4,673,273
1,887,873 Sumitomo Chemical Co Ltd 4,445,149
1,446,539 Sumitomo Corp 33,267,268
993,165 Sumitomo Electric Industries Ltd 13,200,753
342,602 Sumitomo Metal Mining Co Ltd 9,469,064
1,772,597 Sumitomo Mitsui Financial Group, Inc 92,198,705
911,684 Sumitomo Mitsui Trust Holdings, Inc 18,683,375
393,285 Sumitomo Realty & Development Co Ltd 12,368,473
192,023 Suntory Beverage & Food Ltd 6,264,705
520,401 Suzuki Motor Corp 23,375,715
236,024 Sysmex Corp 12,785,960
680,247 T&D Holdings, Inc 11,264,036
231,862 Taisei Corp 8,453,361
246,514 Taiyo Nippon Sanso Corp 6,246,493
2,222,111 Takeda Pharmaceutical Co Ltd 65,308,907
543,682 TDK Corp 27,050,795
939,031 Terumo Corp 31,788,031
293,615 TIS, Inc 6,530,537
256,473 Tobu Railway Co Ltd 6,792,241
168,832 Toho Co Ltd 5,499,659
2,508,164 Tokio Marine Holdings, Inc 66,133,817
2,051,850 (b) Tokyo Electric Power Co, Inc 10,924,363
659,090 Tokyo Electron Ltd 122,308,925
517,833 Tokyo Gas Co Ltd 11,895,588
693,070 Tokyu Corp 8,132,677
338,512 Toppan Printing Co Ltd 9,330,893
2,000,756 Toray Industries, Inc 9,996,633
358,542 Tosoh Corp 4,623,270
192,200 Toto Ltd 5,201,945
204,562 Toyota Industries Corp 17,301,670
14,823,927 (b) Toyota Motor Corp 296,001,431
296,269 Toyota Tsusho Corp 19,414,930
192,544 (b) Trend Micro, Inc 11,015,320
565,598 Uni-Charm Corp 19,461,305
274,501 USS Co Ltd 5,191,199
317,778 West Japan Railway Co 13,235,300
353,802 Yakult Honsha Co Ltd 7,727,597
190,492 Yamaha Corp 4,189,025
1,248,306 Yamaha Motor Co Ltd 11,798,671
360,940 Yamato Transport Co Ltd 6,239,362
332,603 Yaskawa Electric Corp 12,534,575
306,547 Yokogawa Electric Corp 6,023,863
3,864,021 Z Holdings Corp 12,021,094
134,827 Zensho Co Ltd 6,602,304
187,177 ZOZO, Inc 4,098,522
TOTAL JAPAN 5,218,797,166

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JORDAN - 0 .0%
228,618 Hikma Pharmaceuticals plc $ 5,577,605
TOTAL JORDAN 5,577,605
KOREA, REPUBLIC OF - 0 .0%
232,721 (b),(c) Delivery Hero SE 5,280,273
TOTAL KOREA, REPUBLIC OF 5,280,273
LUXEMBOURG - 0 .1%
730,880 ArcelorMittal S.A. 20,128,447
184,426 Eurofins Scientific SE 11,105,539
TOTAL LUXEMBOURG 31,233,986
MACAU - 0 .1%
2,999,274 Galaxy Entertainment Group Ltd 15,565,871
3,535,224 (b) Sands China Ltd 9,279,147
TOTAL MACAU 24,845,018
NETHERLANDS - 5 .9%
666,926 (c) ABN AMRO Bank NV 9,815,405
30,388 (b),(c) Adyen NV 38,112,225
2,274,789 Aegon NV 13,419,974
237,416 Akzo Nobel NV 18,236,509
74,356 (b) Argenx SE 28,079,206
8,408 (b) Argenx SE 3,169,381
65,838 ASM International NV 36,489,632
563,410 ASML Holding NV 488,807,688
227,681 ASR Nederland NV 10,729,807
104,598 BE Semiconductor Industries NV 15,718,808
120,521 (c) Euronext NV 10,600,685
131,121 EXOR NV 12,686,285
709,474 Ferrovial SE 27,055,951
179,549 Heineken Holding NV 15,065,530
404,919 Heineken NV 40,733,032
79,835 IMCD NV 12,186,072
5,063,765 ING Groep NV 71,948,327
136,576 (a) JDE Peet's NV 3,371,428
1,345,925 Koninklijke Ahold Delhaize NV 37,851,652
4,754,493 Koninklijke KPN NV 16,173,552
1,105,808 (b) Koninklijke Philips Electronics NV 23,393,984
379,296 NN Group NV 15,546,673
153,655 OCI NV 4,388,999
151,253 Randstad Holdings NV 8,600,276
9,248,473 Shell plc 286,724,006
1,136,388 Universal Music Group NV 33,498,131
348,148 Wolters Kluwer NV 51,322,947
TOTAL NETHERLANDS 1,333,726,165
NEW ZEALAND - 0 .2%
1,737,906 Auckland International Airport Ltd 8,960,458
814,080 Fisher & Paykel Healthcare Corp 11,757,788
1,006,349 Mercury NZ Ltd 4,152,133
1,942,096 Meridian Energy Ltd 6,579,412
2,509,409 Telecom Corp of New Zealand Ltd 8,152,551
201,949 (b) Xero Ltd 14,455,232
TOTAL NEW ZEALAND 54,057,574
NORWAY - 0 .6%
441,490 Aker BP ASA 11,717,841
1,278,422 DNB Bank ASA 24,852,153
1,259,145 Equinor ASA 36,033,057
294,297 Gjensidige Forsikring ASA 4,733,612
115,200 Kongsberg Gruppen ASA 5,870,977
651,981 Mowi ASA 11,735,870
1,881,695 Norsk Hydro ASA 11,027,678
981,208 Orkla ASA 7,685,925

International Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
NORWAY—continued
101,935 Salmar ASA $ 5,658,455
882,223 Telenor ASA 9,789,196
TOTAL NORWAY 129,104,764
PORTUGAL - 0 .2%
4,451,047 Energias de Portugal S.A. 19,853,613
636,320 Galp Energia SGPS S.A. 10,016,786
408,455 Jeronimo Martins SGPS S.A. 9,289,623
TOTAL PORTUGAL 39,160,022
SINGAPORE - 1 .5%
5,253,782 Ascendas REIT 11,386,138
3,554,999 Capitaland Investment Ltd 7,804,244
7,475,271 CapitaMall Trust 11,143,882
688,770 City Developments Ltd 3,126,182
2,526,462 DBS Group Holdings Ltd 59,839,967
8,471,301 Genting Singapore Ltd 6,361,982
2,570,258 (b) Grab Holdings Ltd 7,890,692
147,717 Jardine Cycle & Carriage Ltd 2,850,351
2,073,221 Keppel Corp Ltd 11,016,600
4,633,037 Mapletree Logistics Trust 5,327,416
3,192,910 Mapletree Pan Asia Commercial Trust 3,457,647
4,717,287 Oversea-Chinese Banking Corp 45,122,593
512,118 (b) Sea Ltd (ADR) 19,532,181
1,185,327 SembCorp Industries Ltd 4,988,435
58,821,732 (b) SembCorp Marine Ltd 4,365,349
2,107,368 (a) Singapore Airlines Ltd 10,459,462
1,257,287 Singapore Exchange Ltd 8,779,174
2,358,387 Singapore Technologies Engineering Ltd 6,534,944
11,399,333 Singapore Telecommunications Ltd 20,342,596
958,948 STMicroelectronics NV 42,105,016
1,771,423 United Overseas Bank Ltd 37,339,010
671,065 UOL Group Ltd 3,116,141
TOTAL SINGAPORE 332,890,002
SOUTH AFRICA - 0 .2%
1,788,067 Anglo American plc 42,623,372
TOTAL SOUTH AFRICA 42,623,372
SPAIN - 2 .5%
35,688 Acciona S.A. 4,616,411
286,387 (a) ACS Actividades de Construccion y Servicios S.A. 11,300,972
104,174 Aena SME S.A. 18,429,128
631,200 Amadeus IT Holding S.A. 44,234,729
8,311,417 Banco Bilbao Vizcaya Argentaria S.A. 77,790,180
22,644,500 Banco Santander S.A. 91,009,587
5,795,347 CaixaBank S.A. 24,711,303
787,923 (c) Cellnex Telecom S.A. 30,317,200
99,628 (a) Corp ACCIONA Energias Renovables S.A. 2,588,841
407,395 EDP Renovaveis S.A. 6,597,042
341,019 (a) Enagas 5,551,715
424,138 Endesa S.A. 8,403,002
429,486 Grifols S.A. 4,678,282
8,418,459 Iberdrola S.A. 101,366,298
1,537,574 Industria de Diseno Textil S.A. 65,742,613
181,173 Naturgy Energy Group S.A. 4,878,582
550,578 Redeia Corp S.A. 9,161,684
1,765,850 Repsol YPF S.A. 26,078,568
6,847,475 Telefonica S.A. 27,861,232
TOTAL SPAIN 565,317,369
SWEDEN - 3 .0%
401,869 Alfa Laval AB 14,745,701
1,411,965 Assa Abloy AB 38,724,154
3,771,310 Atlas Copco AB 60,187,895

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SWEDEN—continued
2,176,705 Atlas Copco AB $ 30,142,905
508,667 (a) Beijer Ref AB 6,925,497
370,157 Boliden AB 9,824,954
904,436 Epiroc AB 15,980,253
537,473 Epiroc AB 8,380,223
498,561 EQT AB 13,387,431
4,124,576 Ericsson (LM) (B Shares) 22,864,487
844,834 Essity AB 19,839,482
258,931 (c) Evolution AB 30,233,712
913,374 (b) Fastighets AB Balder 6,062,330
304,038 (a) Getinge AB (B Shares) 6,499,459
892,522 (a) Hennes & Mauritz AB (B Shares) 12,592,363
2,896,619 Hexagon AB 31,612,500
106,782 Holmen AB 4,208,202
441,434 Husqvarna AB (B Shares) 3,433,875
211,663 (a) Industrivarden AB 6,652,372
175,534 Industrivarden AB 5,526,159
391,819 Indutrade AB 9,518,882
207,044 Investment AB Latour 5,207,280
2,424,750 Investor AB 57,090,171
105,990 L E Lundbergforetagen AB 5,526,404
339,039 Lifco AB 8,179,961
2,139,326 (a) Nibe Industrier AB 12,782,859
114,516 Saab AB (Class B) 7,373,793
270,842 Sagax AB 6,581,816
1,502,944 Sandvik AB 31,585,695
682,495 (a) Securitas AB (B Shares) 6,629,792
2,213,957 (a) Skandinaviska Enskilda Banken AB (Class A) 31,442,919
476,150 Skanska AB (B Shares) 8,256,250
476,318 SKF AB (B Shares) 9,385,902
844,462 Svenska Cellulosa AB (B Shares) 11,496,436
2,045,529 (a) Svenska Handelsbanken AB 22,051,481
1,167,853 Swedbank AB (A Shares) 23,798,482
274,978 (b) Swedish Orphan Biovitrum AB 7,718,118
738,011 Tele2 AB (B Shares) 6,292,305
3,364,672 (a) TeliaSonera AB 8,678,068
283,832 Volvo AB (A Shares) 6,978,051
2,102,346 Volvo AB (B Shares) 50,383,395
833,649 (b) Volvo Car AB 2,173,324
TOTAL SWEDEN 686,955,338
SWITZERLAND - 6 .3%
2,235,284 ABB Ltd 94,578,895
218,832 Adecco S.A. 9,462,965
702,872 Alcon, Inc 52,908,686
45,758 (a) Bachem Holding AG. 3,063,211
62,358 Baloise Holding AG. 9,961,136
44,721 Banque Cantonale Vaudoise 5,725,915
4,896 Barry Callebaut AG. 7,151,132
30,110 BKW AG. 4,783,527
154 Chocoladefabriken Lindt & Spruengli AG. 19,520,881
729,795 Cie Financiere Richemont S.A. 108,399,766
322,423 Clariant AG. 4,127,555
260,369 DSM-Firmenich AG. 27,528,948
146,059 (b) Dufry Group 5,580,160
10,171 EMS-Chemie Holding AG. 7,678,237
46,581 Geberit AG. 26,813,324
12,895 Givaudan S.A. 53,624,329
52,512 Helvetia Holding AG. 7,583,806
290,061 Julius Baer Group Ltd 15,791,326
75,469 Kuehne & Nagel International AG. 25,574,907
1,341 Lindt & Spruengli AG. 17,042,700
230,487 Logitech International S.A. 19,322,479

International Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SWITZERLAND—continued
103,930 Lonza Group AG. $ 50,811,968
2,864,890 Novartis AG. 296,268,927
31,659 Partners Group 42,713,530
566,731 (b) Sandoz Group AG. 19,436,030
57,424 Schindler Holding AG. 14,303,670
32,005 Schindler Holding AG. (Registered) 7,618,497
208,173 SGS S.A. 19,236,399
433,468 SIG Group AG. 9,073,439
213,154 Sika AG. 58,842,829
71,611 Sonova Holdings AG 22,886,626
154,689 Straumann Holding AG. 23,497,470
44,230 Swatch Group AG. 10,383,384
50,748 Swatch Group AG. (Registered) 2,308,985
41,027 Swiss Life Holding 29,462,637
110,539 Swiss Prime Site AG. 11,195,981
36,697 Swisscom AG. 21,955,211
86,524 Temenos Group AG. 8,805,582
4,597,331 UBS Group AG 137,610,101
37,963 (c) VAT Group AG. 17,672,871
204,525 Zurich Insurance Group AG 103,917,007
TOTAL SWITZERLAND 1,434,225,029
UNITED ARAB EMIRATES - 0 .0%
121,704 (b),(d) NMC Health plc 0
TOTAL UNITED ARAB EMIRATES 0
UNITED KINGDOM - 10 .9%
1,366,530 3i Group plc 42,779,137
2,744,056 Abrdn plc 5,837,800
364,740 Admiral Group plc 11,597,684
615,691 Ashtead Group plc 40,261,197
472,305 Associated British Foods plc 13,989,366
2,166,637 AstraZeneca plc 287,245,886
1,258,443 (c) Auto Trader Group plc 11,577,523
3,759,224 Aviva plc 20,520,002
4,249,446 BAE Systems plc 63,301,720
21,160,533 Barclays plc 39,323,195
1,402,669 Barratt Developments plc 9,559,651
149,725 Berkeley Group Holdings plc 9,066,541
23,860,926 BP plc 139,357,746
2,971,463 British American Tobacco plc 87,609,443
8,981,910 BT Group plc 12,724,954
470,594 Bunzl plc 19,124,829
533,661 Burberry Group plc 8,790,423
7,728,610 Centrica plc 13,525,447
3,744,469 CK Hutchison Holdings Ltd 19,339,509
294,171 (b) Coca-Cola Europacific Partners plc 20,268,382
2,398,168 Compass Group plc 66,054,544
198,332 Croda International plc 12,004,359
135,897 DCC plc 9,879,619
3,143,687 Diageo plc 113,543,259
890,924 Entain plc 10,851,804
245,975 (b) Flutter Entertainment plc 50,487,870
526,433 Halma plc 14,571,185
481,621 Hargreaves Lansdown plc 4,647,360
27,243,154 HSBC Holdings plc 212,706,439
1,181,918 Imperial Tobacco Group plc 28,372,092
1,909,909 Informa plc 18,758,265
234,300 InterContinental Hotels Group plc 22,200,642
226,097 Intertek Group plc 12,833,416
2,367,334 J Sainsbury plc 8,082,457
3,624,938 JD Sports Fashion plc 5,356,621
2,586,534 Kingfisher plc 7,191,405
1,009,884 Land Securities Group plc 8,514,030

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UNITED KINGDOM—continued
8,361,123 Legal & General Group plc $ 26,893,069
88,549,443 Lloyds TSB Group plc 47,467,400
582,659 London Stock Exchange Group plc 65,906,914
3,020,279 M&G plc 8,539,437
1,899,200 Melrose Industries plc 14,155,662
5,166,731 National Grid plc 68,816,226
8,051,473 NatWest Group plc 22,722,370
168,987 Next plc 18,040,463
768,107 (b) Ocado Group plc 5,261,463
872,729 Pearson plc 10,706,444
436,338 Persimmon plc 8,036,519
994,290 Phoenix Group Holdings plc 6,348,174
1,003,881 Reckitt Benckiser Group plc 72,581,494
2,641,981 RELX plc 109,045,279
3,544,070 Rentokil Initial plc 18,251,058
11,769,833 (b) Rolls-Royce Holdings plc 44,683,583
1,415,122 Sage Group plc 21,068,225
1,111,272 Schroders plc 5,685,377
1,538,099 Scottish & Southern Energy plc 32,758,328
1,641,657 Segro plc 18,232,356
389,867 Severn Trent plc 12,815,327
1,230,679 Smith & Nephew plc 17,211,048
486,868 Smiths Group plc 9,977,697
102,451 Spirax-Sarco Engineering plc 12,894,567
738,261 St. James's Place plc 6,077,588
3,210,479 Standard Chartered plc 24,263,327
5,128,087 Taylor Wimpey plc 9,574,096
9,929,495 Tesco plc 35,980,711
3,495,170 Unilever plc 170,075,720
963,032 United Utilities Group plc 12,970,848
32,242,605 Vodafone Group plc 27,410,744
276,659 Whitbread plc 12,540,383
871,752 (b) Wise plc 8,891,786
1,538,424 WPP plc 14,877,315
TOTAL UNITED KINGDOM 2,482,616,800
UNITED STATES - 7 .0%
675,384 CSL Ltd 132,630,242
58,827 (b) CyberArk Software Ltd 13,734,928
1,288,552 Experian Group Ltd 53,632,614
5,725,690 GSK plc 113,241,170
7,637,234 Haleon plc 31,020,636
732,695 Holcim Ltd 55,962,382
608,491 (b) James Hardie Industries plc 22,861,272
37,198 (b) Monday.com Ltd 7,813,068
3,731,583 Nestle S.A. 425,215,848
317,788 QIAGEN NV 13,787,825
981,983 Roche Holding AG. 279,586,619
43,153 (a) Roche Holding AG. 13,072,227
1,591,383 Sanofi-Aventis 159,369,903
760,823 Schneider Electric S.A. 149,463,673
3,107,524 Stellantis NV 68,448,323
419,778 Swiss Re AG. 48,064,763
673,443 Tenaris S.A. 10,636,552
TOTAL UNITED STATES 1,598,542,045
TOTAL COMMON STOCKS 22,490,427,963
(Cost $18,145,606,862)

International Equity Index Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
SPAIN - 0 .0%
301,789 (a) ACS Actividades de Construccion y Servicios S.A. 02/05/24 $ 138,285
TOTAL SPAIN 138,285
TOTAL RIGHTS/WARRANTS 138,285
(Cost $149,903)
TOTAL LONG-TERM INVESTMENTS 22,490,566,248
(Cost $18,145,756,765)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0 .1%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 02/02/24 4,998,555
2,560,000 FHLB 0 .000 02/12/24 2,555,563
6,375,000 FHLB 0 .000 02/14/24 6,362,108
6,633,000 FHLB 0 .000 02/20/24 6,613,838
4,000,000 FHLB 0 .000 03/20/24 3,971,553
TOTAL GOVERNMENT AGENCY DEBT 24,501,617
REPURCHASE AGREEMENT - 0 .1%
16,645,000 (e) Fixed Income Clearing Corp (FICC) 5 .320 02/01/24 16,645,000
TOTAL REPURCHASE AGREEMENT 16,645,000
TREASURY DEBT - 0 .5%
13,300,000 United States Treasury Bill 0 .010 02/01/24 13,300,000
9,668,000 United States Treasury Bill 0 .000 02/06/24 9,660,950
13,300,000 United States Treasury Bill 0 .010 02/15/24 13,272,861
30,000,000 United States Treasury Bill 0 .010 02/27/24 29,885,979
12,500,000 United States Treasury Bill 0 .010 03/05/24 12,439,787
10,000,000 United States Treasury Bill 0 .010 03/12/24 9,941,485
20,000,000 United States Treasury Bill 0 .010 03/14/24 19,876,829
TOTAL TREASURY DEBT 108,377,891
TOTAL SHORT-TERM INVESTMENTS 149,524,508
(Cost $149,526,338)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
11,829,265 (f) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 11,829,265
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 11,829,265
(Cost $11,829,265)
TOTAL INVESTMENTS - 99.4% 22,651,920,021
(Cost $18,307,112,368)
OTHER ASSETS & LIABILITIES, NET - 0.6% 135,436,812
NET ASSETS - 100.0% $ 22,787,356,833
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $147,340,493.
(b)
Non-income producing
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 1/31/24 to be repurchased at $16,647,460 on 2/1/24, collateralized by Government Agency Securities, with coupon rates 0.375%–4.375% and maturity dates 12/15/26–1/15/27, valued at $16,977,942.
(f)
Investments made with cash collateral received from securities on loan.

Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 1,950 03/15/24  $ 216,492,615 $ 217,717,500 $ 1,224,885

Emerging Markets Debt Fund January 31, 2024
Portfolio of Investments

(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 96.4%
BANK LOAN OBLIGATIONS - 0.4%
CHILE - 0 .4%
$ 1,840,000 (a) Coral-US Co-Borrower LLC SOFR 12 M + 3.000% 8 .448% 10/15/29 $ 1,824,479
TOTAL CHILE 1,824,479
TOTAL BANK LOAN OBLIGATIONS 1,824,479
(Cost $1,828,434)
CORPORATE BONDS - 43 .6%
ARGENTINA - 0 .3%
1,500,000 (b) YPF S.A. 6 .950 07/21/27 1,336,059
TOTAL ARGENTINA 1,336,059
AUSTRALIA - 0 .6%
1,725,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 1,557,898
1,500,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 1,314,514
TOTAL AUSTRALIA 2,872,412
BRAZIL - 2 .7%
1,225,000 (b) Ambipar Lux Sarl 9 .875 02/06/31 1,217,650
2,200,000 (b) Embraer Netherlands Finance BV 7 .000 07/28/30 2,313,152
2,750,000 (b) Itau Unibanco Holding S.A. 4 .625 N/A(c) 2,516,196
4,000,000 (b),(d) JSM Global Sarl 4 .750 10/20/30 830,400
1,600,000 (b) Minerva Luxembourg S.A. 8 .875 09/13/33 1,676,533
527,012 (b) Odebrecht Oil & Gas Finance Ltd 0 .000 N/A(c) 25,033
38,084 (b),(e) Oi S.A. 8 .000 09/07/24 37,323
714,000 (d),(e) Oi S.A. 10 .000 07/27/25 17,850
1,500,000 Petrobras Global Finance BV 6 .900 03/19/49 1,469,945
600,000 (f) Petrobras Global Finance BV 5 .500 06/10/51 497,992
1,443,800 (b) Rio Oil Finance Trust 8 .200 04/06/28 1,477,729
2,000,000 (b) Rumo Luxembourg Sarl 4 .200 01/18/32 1,680,400
TOTAL BRAZIL 13,760,203
CHILE - 3 .6%
2,385,027 (b) Alfa Desarrollo S.p.A 4 .550 09/27/51 1,742,332
2,000,000 (b) Banco del Estado de Chile 2 .704 01/09/25 1,941,226
2,325,000 (b) Celulosa Arauco y Constitucion S.A. 5 .150 01/29/50 1,885,230
2,250,000 (b) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 1,931,625
1,175,000 (b) Corp Nacional del Cobre de Chile 5 .950 01/08/34 1,175,515
850,000 (b) Corp Nacional del Cobre de Chile 6 .440 01/26/36 867,816
2,150,000 (b) Corp Nacional del Cobre de Chile 4 .375 02/05/49 1,658,872
2,075,000 (b) Embotelladora Andina S.A. 3 .950 01/21/50 1,567,016
2,000,000 (b) Empresa de los Ferrocarriles del Estado 3 .068 08/18/50 1,201,533
1,775,000 (b) Empresa Nacional del Petroleo 3 .450 09/16/31 1,493,139
350,000 (b) Empresa Nacional del Petroleo 6 .150 05/10/33 349,082
1,030,000 (b) Inversiones CMPC S.A. 6 .125 06/23/33 1,044,729
381,385 (d) Inversiones Latin America Power Ltd 5 .125 06/15/33 205,948
476,731 (b),(d) Inversiones Latin America Power Ltd 5 .125 06/15/33 257,435
48,161 Inversiones Latin America Power Ltd 12 .000 06/15/33 46,758
775,000 (b) Sociedad Quimica y Minera de Chile S.A. 6 .500 11/07/33 803,210
TOTAL CHILE 18,171,466
CHINA - 0 .8%
2,500,000 (b) ENN Clean Energy International Investment Ltd 3 .375 05/12/26 2,361,633
2,050,000 (b) Lenovo Group Ltd 3 .421 11/02/30 1,817,084
TOTAL CHINA 4,178,717
COLOMBIA - 2 .7%
1,675,000 Bancolombia S.A. 4 .625 12/18/29 1,577,145

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COLOMBIA—continued
$ 1,375,000 Ecopetrol S.A. 4 .625% 11/02/31 $ 1,131,725
1,500,000 Ecopetrol S.A. 8 .875 01/13/33 1,583,884
2,000,000 Ecopetrol S.A. 5 .875 11/02/51 1,433,370
2,000,000 (b) Empresas Publicas de Medellin ESP 4 .250 07/18/29 1,720,000
1,000,000 (b) Empresas Publicas de Medellin ESP 4 .375 02/15/31 812,846
2,000,000 (b) EnfraGen Energia Sur S.A. 5 .375 12/30/30 1,565,627
2,075,000 (b) Grupo Aval Ltd 4 .375 02/04/30 1,719,566
2,200,000 (b) SierraCol Energy Andina LLC 6 .000 06/15/28 1,852,422
TOTAL COLOMBIA 13,396,585
COSTA RICA - 0 .8%
1,832,532 (b) Autopistas del Sol S.A. 7 .375 12/30/30 1,761,247
2,300,000 (b) Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 2,351,593
TOTAL COSTA RICA 4,112,840
DOMINICAN REPUBLIC - 0 .9%
2,000,000 (b) Aeropuertos Dominicanos Siglo XXI S.A. 6 .750 03/30/29 2,005,780
2,500,000 (b) AES Andres BV 5 .700 05/04/28 2,300,000
TOTAL DOMINICAN REPUBLIC 4,305,780
GHANA - 0 .3%
1,774,000 (b) Tullow Oil plc 10 .250 05/15/26 1,633,606
TOTAL GHANA 1,633,606
GUATEMALA - 0 .6%
1,225,000 (b) CT Trust 5 .125 02/03/32 1,078,080
1,650,000 (b) Investment Energy Resources Ltd 6 .250 04/26/29 1,569,100
725,000 (b) Millicom International Cellular S.A. 4 .500 04/27/31 610,813
TOTAL GUATEMALA 3,257,993
INDIA - 1 .8%
2,100,000 (b) Adani Ports & Special Economic Zone Ltd 4 .375 07/03/29 1,887,260
1,800,000 (b) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 1,433,527
1,225,000 (b) Indian Railway Finance Corp Ltd 3 .570 01/21/32 1,086,648
2,500,000 (b) Network i2i Ltd 3 .975 N/A(c) 2,343,741
2,700,000 (b) ReNew Wind Energy AP2 4 .500 07/14/28 2,466,212
TOTAL INDIA 9,217,388
INDONESIA - 3 .4%
1,860,000 (b) Freeport Indonesia PT 5 .315 04/14/32 1,809,121
1,000,000 (b) Freeport Indonesia PT 6 .200 04/14/52 965,110
3,500,000 (b) Indonesia Asahan Aluminium PT 5 .450 05/15/30 3,465,000
2,000,000 (b) Medco Laurel Tree Pte Ltd 6 .950 11/12/28 1,927,290
2,000,000 (b) Medco Maple Tree Pte Ltd 8 .960 04/27/29 2,047,500
1,500,000 (b) Pertamina Persero PT 3 .100 08/27/30 1,332,658
1,250,000 (b) Pertamina Persero PT 4 .700 07/30/49 1,068,686
1,000,000 (b) Perusahaan Listrik Negara PT 5 .450 05/21/28 1,008,735
1,000,000 (b) Perusahaan Listrik Negara PT 5 .250 10/24/42 922,765
2,000,000 (b) Perusahaan Listrik Negara PT 6 .150 05/21/48 1,999,330
664,000 (b) Saka Energi Indonesia PT 4 .450 05/05/24 658,542
TOTAL INDONESIA 17,204,737
ISRAEL - 2 .6%
3,000,000 (b) Bank Hapoalim BM 3 .255 01/21/32 2,632,500
3,141,000 (b) Energean Israel Finance Ltd 5 .375 03/30/28 2,737,067
485,000 (b) Energean Israel Finance Ltd 8 .500 09/30/33 454,978
2,000,000 (b) Israel Chemicals Ltd 6 .375 05/31/38 1,879,744
2,000,000 (b) Israel Electric Corp Ltd 3 .750 02/22/32 1,673,512
1,800,000 (b) Leviathan Bond Ltd 6 .750 06/30/30 1,613,398
EUR 2,000,000 Teva Pharmaceutical Finance Netherlands II BV 4 .375 05/09/30 2,024,891
TOTAL ISRAEL 13,016,090
KAZAKHSTAN - 1 .4%
1,550,000 (b) KazMunayGas National Co JSC 6 .375 10/24/48 1,426,143
2,475,000 (b) QazaqGaz NC JSC 4 .375 09/26/27 2,360,655

Emerging Markets Debt Fund January 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
KAZAKHSTAN—continued
$ 2,800,000 (b) Tengizchevroil Finance Co International Ltd 4 .000% 08/15/26 $ 2,636,676
1,000,000 (b) Tengizchevroil Finance Co International Ltd 3 .250 08/15/30 823,050
TOTAL KAZAKHSTAN 7,246,524
KOREA, REPUBLIC OF - 0 .3%
1,300,000 (b) SK Hynix, Inc 6 .500 01/17/33 1,389,490
TOTAL KOREA, REPUBLIC OF 1,389,490
MACAU - 0 .3%
2,000,000 Sands China Ltd 3 .500 08/08/31 1,661,422
TOTAL MACAU 1,661,422
MALAYSIA - 1 .1%
2,000,000 (b) Genm Capital Labuan Ltd 3 .882 04/19/31 1,726,768
2,000,000 (b) Misc Capital Two Labuan Ltd 3 .750 04/06/27 1,921,861
2,000,000 (b) Petronas Capital Ltd 3 .500 04/21/30 1,852,960
TOTAL MALAYSIA 5,501,589
MAURITIUS - 0 .2%
1,000,000 (b) WLB Asset VI Pte Ltd 7 .250 12/21/27 1,015,280
TOTAL MAURITIUS 1,015,280
MEXICO - 6 .5%
1,000,000 (b) Banco Nacional de Comercio Exterior SNC 4 .375 10/14/25 979,299
3,000,000 (b) Banco Nacional de Comercio Exterior SNC 2 .720 08/11/31 2,551,084
800,000 (b) BBVA Bancomer S.A. 5 .350 11/12/29 785,912
2,000,000 (b) BBVA Bancomer S.A. 5 .125 01/18/33 1,828,369
1,300,000 (b) Cemex SAB de C.V. 9 .125 N/A(c) 1,384,137
2,025,000 (b) Cemex SAB de C.V. 5 .125 N/A(c) 1,928,780
360,000 (b) Comision Federal de Electricidad 6 .125 06/16/45 317,571
1,640,000 (b) Comision Federal de Electricidad 6 .264 02/15/52 1,423,180
1,300,000 (b) Electricidad Firme de Mexico Holdings S.A. de C.V. 4 .900 11/20/26 1,199,128
3,513,000 (b) Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 3,367,239
2,904,000 (b) Mexico Remittances Funding Fiduciary Estate
Management Sarl
4 .875 01/15/28 2,548,636
3,800,000 (b),(f) Nemak SAB de C.V. 3 .625 06/28/31 3,051,625
EUR 1,700,000 Petroleos Mexicanos 3 .625 11/24/25 1,748,254
4,647,000 (f) Petroleos Mexicanos 6 .840 01/23/30 3,990,095
4,219,000 Petroleos Mexicanos 6 .700 02/16/32 3,444,731
2,000,000 Petroleos Mexicanos 5 .625 01/23/46 1,182,326
2,075,000 Petroleos Mexicanos 6 .350 02/12/48 1,281,429
TOTAL MEXICO 33,011,795
MOROCCO - 0 .5%
650,000 (b) OCP S.A. 3 .750 06/23/31 548,294
3,000,000 (b) OCP S.A. 5 .125 06/23/51 2,161,260
TOTAL MOROCCO 2,709,554
NETHERLANDS - 0 .2%
RUB 158,400,000 (b) VEON Holdings BV 8 .125 09/16/26 968,134
TOTAL NETHERLANDS 968,134
NIGERIA - 0 .3%
1,775,000 (b) Access Bank plc 6 .125 09/21/26 1,626,585
TOTAL NIGERIA 1,626,585
PANAMA - 1 .0%
2,000,000 (b) Aeropuerto Internacional de Tocumen S.A. 5 .125 08/11/61 1,460,600
2,000,000 (b) Banco Nacional de Panama 2 .500 08/11/30 1,522,033
1,175,000 (b) Telecomunicaciones Digitales S.A. 4 .500 01/30/30 1,031,802
1,496,723 (b) UEP Penonome II S.A. 6 .500 10/01/38 1,144,993
TOTAL PANAMA 5,159,428
PERU - 1 .4%
PEN 9,000,000 (b) Alicorp SAA 6 .875 04/17/27 2,317,759
1,225,000 (b) Cia de Minas Buenaventura SAA 5 .500 07/23/26 1,170,874

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PERU—continued
$ 825,000 (b) Hunt Oil Co of Peru LLC Sucursal Del Peru 8 .550% 09/18/33 $ 878,639
840,159 (b) Lima Metro Line 2 Finance Ltd 4 .350 04/05/36 768,168
2,750,000 (b) Petroleos del Peru S.A. 5 .625 06/19/47 1,754,459
534,000 (b) Volcan Cia Minera SAA 4 .375 02/11/26 311,055
TOTAL PERU 7,200,954
QATAR - 0 .6%
2,000,000 (b) Qatar Petroleum 3 .300 07/12/51 1,389,800
1,500,000 QNB Finance Ltd 2 .750 02/12/27 1,401,078
TOTAL QATAR 2,790,878
SAUDI ARABIA - 1 .1%
2,500,000 (b) EIG Pearl Holdings Sarl 4 .387 11/30/46 1,909,025
2,500,000 (b) Saudi Arabian Oil Co 4 .375 04/16/49 2,050,400
2,000,000 (b) Saudi Arabian Oil Co 3 .250 11/24/50 1,338,920
TOTAL SAUDI ARABIA 5,298,345
SOUTH AFRICA - 3 .7%
2,000,000 (b) Eskom Holdings SOC Ltd 7 .125 02/11/25 1,989,880
2,875,000 (b) Eskom Holdings SOC Ltd 6 .350 08/10/28 2,785,099
4,600,000 (b) Eskom Holdings SOC Ltd 8 .450 08/10/28 4,590,929
2,300,000 (b) Gold Fields Orogen Holdings BVI Ltd 6 .125 05/15/29 2,344,199
2,000,000 (b) MTN Mauritius Investment Ltd 6 .500 10/13/26 2,020,000
2,800,000 (b) Sasol Financing USA LLC 8 .750 05/03/29 2,846,874
2,000,000 (b) Transnet SOC Ltd 8 .250 02/06/28 2,010,000
TOTAL SOUTH AFRICA 18,586,981
THAILAND - 0 .4%
2,600,000 (b) Bangkok Bank PCL 3 .466 09/23/36 2,177,829
TOTAL THAILAND 2,177,829
TRINIDAD AND TOBAGO - 0 .2%
850,000 (b) National Gas Company of Trinidad and Tobago Limited 6 .050 01/15/36 784,550
TOTAL TRINIDAD AND TOBAGO 784,550
TURKEY - 1 .2%
2,000,000 (b) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 1,731,087
2,325,000 (b) Ulker Biskuvi Sanayi AS. 6 .950 10/30/25 2,278,500
2,000,000 (b) Yapi ve Kredi Bankasi AS. 9 .250 01/17/34 2,007,500
TOTAL TURKEY 6,017,087
UKRAINE - 0 .3%
2,000,000 (b) NAK Naftogaz Ukraine via Kondor Finance plc 7 .625 11/08/28 1,036,928
43,750 Ukreximbank Via Biz Finance plc 9 .750 01/22/25 40,494
300,000 (b) Ukreximbank Via Biz Finance plc 9 .750 01/22/25 281,036
TOTAL UKRAINE 1,358,458
UNITED ARAB EMIRATES - 1 .6%
1,500,000 (b) Abu Dhabi Crude Oil Pipeline LLC 4 .600 11/02/47 1,331,250
1,325,000 (b) DAE Funding LLC 3 .375 03/20/28 1,214,150
1,939,800 (b) Galaxy Pipeline Assets Bidco Ltd 1 .750 09/30/27 1,817,404
1,698,880 (b) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 1,458,086
561,000 (b) Shelf Drilling Holdings Ltd 9 .625 04/15/29 544,204
2,372,925 (b) Sweihan PV Power Co PJSC 3 .625 01/31/49 1,873,771
TOTAL UNITED ARAB EMIRATES 8,238,865
UNITED KINGDOM - 0 .2%
1,000,000 (b) Standard Chartered plc 6 .097 01/11/35 1,021,076
TOTAL UNITED KINGDOM 1,021,076
TOTAL CORPORATE BONDS 220,228,700
(Cost $245,918,615)
GOVERNMENT BONDS - 49 .1%
ANGOLA - 1 .4%
2,250,000 (b) Angolan Government International Bond 8 .250 05/09/28 2,030,175

Emerging Markets Debt Fund January 31, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ANGOLA—continued
$ 1,250,000 (b) Angolan Government International Bond 8 .000% 11/26/29 $ 1,085,555
2,850,000 (b) Angolan Government International Bond 8 .750 04/14/32 2,445,733
1,950,000 (b) Angolan Government International Bond 9 .375 05/08/48 1,564,017
TOTAL ANGOLA 7,125,480
ARGENTINA - 0 .7%
1,300,000 Argentine Republic Government International Bond 4 .250 01/09/38 500,415
5,134,989 Argentine Republic Government International Bond
(Step Bond)
3 .625 07/09/35 1,713,482
2,949,981 (b) Provincia de Buenos Aires (Step Bond) 5 .250 09/01/37 1,147,301
TOTAL ARGENTINA 3,361,198
BAHRAIN - 0 .6%
725,000 (b) Bahrain Government International Bond 6 .750 09/20/29 726,879
700,000 (b) Bahrain Government International Bond 7 .375 05/14/30 721,168
1,500,000 (b) Bahrain Government International Bond 7 .500 09/20/47 1,381,428
TOTAL BAHRAIN 2,829,475
BARBADOS - 0 .4%
2,039,800 (b) Barbados Government International Bond 6 .500 10/01/29 1,929,651
TOTAL BARBADOS 1,929,651
BENIN - 0 .2%
EUR 1,125,000 (b) Benin Government International Bond 6 .875 01/19/52 950,612
TOTAL BENIN 950,612
BERMUDA - 0 .2%
1,125,000 (b) Bermuda Government International Bond 2 .375 08/20/30 946,462
TOTAL BERMUDA 946,462
BRAZIL - 2 .3%
BRL 5,982,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/27 1,209,742
BRL 2,500,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/29 500,046
BRL 7,450,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/31 1,470,009
2,000,000 Brazilian Government International Bond 3 .875 06/12/30 1,809,454
3,410,000 Brazilian Government International Bond 6 .000 10/20/33 3,365,377
1,500,000 Brazilian Government International Bond 6 .125 03/15/34 1,486,637
1,100,000 Brazilian Government International Bond 5 .000 01/27/45 872,961
1,400,000 Brazilian Government International Bond 4 .750 01/14/50 1,029,260
TOTAL BRAZIL 11,743,486
CAMEROON - 0 .1%
EUR 1,000,000 (b) Republic of Cameroon International Bond 5 .950 07/07/32 790,856
TOTAL CAMEROON 790,856
CHILE - 0 .2%
CLP 405,000,000 (b) Bonos de la Tesoreria de la Republica en pesos 5 .300 11/01/37 427,164
535,000 Chile Government International Bond 2 .750 01/31/27 505,555
TOTAL CHILE 932,719
COLOMBIA - 1 .9%
2,000,000 Colombia Government International Bond 3 .000 01/30/30 1,661,868
2,925,000 Colombia Government International Bond 3 .250 04/22/32 2,289,498
500,000 Colombia Government International Bond 7 .500 02/02/34 511,120
825,000 Colombia Government International Bond 8 .000 11/14/35 868,630
1,300,000 Colombia Government International Bond 5 .625 02/26/44 1,033,794
950,000 Colombia Government International Bond 5 .200 05/15/49 701,103
COP 10,700,000,000 Colombian TES 6 .000 04/28/28 2,477,639
TOTAL COLOMBIA 9,543,652
COSTA RICA - 0 .8%
1,050,000 (b) Costa Rica Government International Bond 6 .550 04/03/34 1,074,153
2,500,000 (b) Costa Rica Government International Bond 5 .625 04/30/43 2,232,369
575,000 (b) Costa Rica Government International Bond 7 .000 04/04/44 582,453
TOTAL COSTA RICA 3,888,975

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COTE D'IVOIRE - 0 .7%
$ 1,050,000 (b) Ivory Coast Government International Bond 8 .250% 01/30/37 $ 1,043,175
2,631,030 (b) Ivory Coast Government International Bond (Step
Bond)
5 .750 12/31/32 2,532,788
TOTAL COTE D'IVOIRE 3,575,963
CZECH REPUBLIC - 0 .2%
CZK 28,000,000 Czech Republic Government Bond 1 .750 06/23/32 1,045,921
TOTAL CZECH REPUBLIC 1,045,921
DOMINICAN REPUBLIC - 2 .2%
1,575,000 (b) Dominican Republic Government International Bond 6 .875 01/29/26 1,596,579
DOP 27,000,000 (b) Dominican Republic Government International Bond 11 .250 02/05/27 473,690
1,195,000 (b) Dominican Republic Government International Bond 5 .500 02/22/29 1,155,991
DOP 74,000,000 (b) Dominican Republic Government International Bond 10 .375 01/11/30 1,259,165
4,000,000 (b) Dominican Republic Government International Bond 4 .875 09/23/32 3,565,285
2,535,000 (b) Dominican Republic Government International Bond 7 .450 04/30/44 2,634,456
650,000 (b) Dominican Republic Government International Bond 5 .875 01/30/60 550,434
TOTAL DOMINICAN REPUBLIC 11,235,600
ECUADOR - 0 .6%
744,229 (b) Ecuador Government International Bond 0 .000 07/31/30 249,342
2,234,600 (b) Ecuador Government International Bond 5 .000 07/31/30 1,168,503
4,637,020 (b) Ecuador Government International Bond 1 .000 07/31/35 1,899,518
TOTAL ECUADOR 3,317,363
EGYPT - 1 .8%
850,000 (b) Egypt Government International Bond 5 .800 09/30/27 636,184
4,275,000 (b) Egypt Government International Bond 7 .600 03/01/29 3,147,016
3,200,000 (b) Egypt Government International Bond 7 .053 01/15/32 2,144,128
4,075,000 (b) Egypt Government International Bond 8 .500 01/31/47 2,483,509
1,000,000 (b) Egypt Government International Bond 8 .150 11/20/59 601,938
TOTAL EGYPT 9,012,775
EL SALVADOR - 0 .7%
1,600,000 (b) El Salvador Government International Bond 7 .650 06/15/35 1,249,600
3,100,000 (b) El Salvador Government International Bond 7 .625 02/01/41 2,332,750
TOTAL EL SALVADOR 3,582,350
GHANA - 0 .7%
3,325,000 (b) Ghana Government International Bond 0 .000 04/07/25 1,255,187
3,325,000 (b) Ghana Government International Bond 7 .750 04/07/29 1,471,313
2,025,000 (b) Ghana Government International Bond 8 .750 03/11/61 891,000
TOTAL GHANA 3,617,500
GUATEMALA - 0 .6%
525,000 (b) Guatemala Government Bond 4 .900 06/01/30 499,065
2,000,000 (b) Guatemala Government Bond 3 .700 10/07/33 1,636,934
1,075,000 (b) Guatemala Government Bond 6 .125 06/01/50 972,730
TOTAL GUATEMALA 3,108,729
HONDURAS - 0 .2%
1,200,000 (b) Honduras Government International Bond 5 .625 06/24/30 1,052,997
TOTAL HONDURAS 1,052,997
HUNGARY - 1 .9%
1,900,000 (b) Hungary Government International Bond 6 .125 05/22/28 1,954,340
HUF 480,000,000 Hungary Government International Bond 2 .000 05/23/29 1,111,215
1,850,000 (b) Hungary Government International Bond 5 .250 06/16/29 1,831,500
2,825,000 (b) Hungary Government International Bond 2 .125 09/22/31 2,256,469
750,000 (b) Hungary Government International Bond 3 .125 09/21/51 476,250
1,775,000 (b) Magyar Export-Import Bank Zrt 6 .125 12/04/27 1,788,745
TOTAL HUNGARY 9,418,519
INDIA - 0 .3%
1,700,000 (b) Export-Import Bank of India 2 .250 01/13/31 1,406,410
TOTAL INDIA 1,406,410

Emerging Markets Debt Fund January 31, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INDONESIA - 0 .9%
IDR 21,100,000,000 Indonesia Treasury Bond 7 .000% 09/15/30 $ 1,366,914
IDR 34,000,000,000 Indonesia Treasury Bond 7 .125 06/15/38 2,221,699
$ 1,075,000 (b) Perusahaan Penerbit SBSN Indonesia III 4 .700 06/06/32 1,058,608
TOTAL INDONESIA 4,647,221
IRAQ - 0 .4%
2,037,500 (b) Iraq Government International Bond 5 .800 01/15/28 1,897,552
TOTAL IRAQ 1,897,552
JAMAICA - 0 .8%
1,650,000 Jamaica Government International Bond 8 .000 03/15/39 1,961,520
1,810,000 Jamaica Government International Bond 7 .875 07/28/45 2,117,700
TOTAL JAMAICA 4,079,220
JORDAN - 0 .9%
1,000,000 (b) Jordan Government International Bond 4 .950 07/07/25 959,380
450,000 (b) Jordan Government International Bond 7 .500 01/13/29 439,879
1,500,000 (b) Jordan Government International Bond 5 .850 07/07/30 1,342,500
2,000,000 (b),(f) Jordan Government International Bond 7 .375 10/10/47 1,699,200
TOTAL JORDAN 4,440,959
KAZAKHSTAN - 0 .4%
1,750,000 (b) Kazakhstan Government International Bond 6 .500 07/21/45 1,930,687
TOTAL KAZAKHSTAN 1,930,687
KENYA - 0 .7%
1,700,000 (b) Republic of Kenya Government International Bond 6 .875 06/24/24 1,651,125
1,125,000 (b) Republic of Kenya Government International Bond 6 .300 01/23/34 873,381
1,325,000 (b) Republic of Kenya Government International Bond 8 .250 02/28/48 1,060,000
TOTAL KENYA 3,584,506
KOREA, REPUBLIC OF - 0 .3%
2,102,000 Export-Import Bank of Korea 2 .500 06/29/41 1,492,178
TOTAL KOREA, REPUBLIC OF 1,492,178
LEBANON - 0 .1%
3,200,000 (d) Lebanon Government International Bond 6 .250 11/04/24 183,936
3,800,000 (d) Lebanon Government International Bond 6 .850 03/23/27 215,597
TOTAL LEBANON 399,533
MALAYSIA - 0 .3%
MYR 6,500,000 Malaysia Government Bond 4 .762 04/07/37 1,480,598
TOTAL MALAYSIA 1,480,598
MEXICO - 2 .0%
MXN 37,050,000 Mexican Bonos 7 .500 06/03/27 2,037,465
MXN 29,900,000 Mexican Bonos 8 .500 11/18/38 1,629,156
525,000 Mexico Government International Bond 4 .875 05/19/33 500,985
1,775,000 Mexico Government International Bond 6 .000 05/07/36 1,807,774
3,500,000 Mexico Government International Bond 4 .280 08/14/41 2,828,366
1,850,000 Mexico Government International Bond 4 .400 02/12/52 1,426,080
TOTAL MEXICO 10,229,826
MONGOLIA - 0 .4%
1,900,000 (b) Mongolia Government International Bond 5 .125 04/07/26 1,829,637
TOTAL MONGOLIA 1,829,637
MOROCCO - 1 .0%
1,100,000 (b) Morocco Government International Bond 2 .375 12/15/27 981,838
1,775,000 (b) Morocco Government International Bond 3 .000 12/15/32 1,424,437
1,170,000 (b) Morocco Government International Bond 6 .500 09/08/33 1,207,183
1,450,000 (b) Morocco Government International Bond 5 .500 12/11/42 1,261,500
TOTAL MOROCCO 4,874,958
NAMIBIA - 0 .3%
1,700,000 (b) Namibia Government International Bond 5 .250 10/29/25 1,674,024
TOTAL NAMIBIA 1,674,024

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
NIGERIA - 1 .6%
$ 2,075,000 (b) Nigeria Government International Bond 8 .375% 03/24/29 $ 1,935,249
2,850,000 (b) Nigeria Government International Bond 7 .143 02/23/30 2,476,051
1,550,000 (b) Nigeria Government International Bond 7 .875 02/16/32 1,343,726
950,000 (b) Nigeria Government International Bond 7 .375 09/28/33 780,425
2,000,000 (b) Nigeria Government International Bond 7 .696 02/23/38 1,573,040
TOTAL NIGERIA 8,108,491
OMAN - 1 .7%
1,900,000 (b) Oman Government International Bond 4 .750 06/15/26 1,867,871
1,600,000 (b) Oman Government International Bond 6 .750 10/28/27 1,674,112
1,500,000 (b) Oman Government International Bond 6 .250 01/25/31 1,551,270
2,700,000 (b) Oman Government International Bond 6 .500 03/08/47 2,662,146
1,025,000 (b) Oman Government International Bond 6 .750 01/17/48 1,029,617
TOTAL OMAN 8,785,016
PAKISTAN - 0 .8%
610,000 (b) Pakistan Global Sukuk Programme Co Ltd 7 .950 01/31/29 502,488
1,700,000 (b) Pakistan Government International Bond 7 .375 04/08/31 1,104,490
1,815,000 (b) Pakistan Government International Bond 8 .875 04/08/51 1,130,422
2,000,000 Pakistan Water & Power Development Authority 7 .500 06/04/31 1,137,431
TOTAL PAKISTAN 3,874,831
PANAMA - 0 .5%
1,500,000 Panama Government International Bond 6 .400 02/14/35 1,415,123
1,125,000 Panama Notas del Tesoro 3 .750 04/17/26 1,061,730
TOTAL PANAMA 2,476,853
PARAGUAY - 0 .8%
3,050,000 (b) Paraguay Government International Bond 2 .739 01/29/33 2,455,230
525,000 (b) Paraguay Government International Bond 6 .100 08/11/44 500,711
1,050,000 (b) Paraguay Government International Bond 5 .600 03/13/48 934,482
TOTAL PARAGUAY 3,890,423
PERU - 1 .0%
975,000 Peruvian Government International Bond 1 .862 12/01/32 752,704
1,995,000 Peruvian Government International Bond 3 .000 01/15/34 1,663,422
PEN 5,950,000 (b) Peruvian Government International Bond 5 .400 08/12/34 1,421,645
1,800,000 Peruvian Government International Bond 3 .300 03/11/41 1,366,329
TOTAL PERU 5,204,100
PHILIPPINES - 0 .5%
3,050,000 Philippine Government International Bond 4 .200 03/29/47 2,584,450
TOTAL PHILIPPINES 2,584,450
POLAND - 1 .5%
2,830,000 (b) Bank Gospodarstwa Krajowego 5 .375 05/22/33 2,839,424
PLN 2,215,000 Republic of Poland Government International Bond 0 .250 10/25/26 489,477
PLN 8,100,000 Republic of Poland Government International Bond 2 .750 10/25/29 1,806,382
600,000 Republic of Poland Government International Bond 5 .750 11/16/32 636,804
500,000 Republic of Poland Government International Bond 4 .875 10/04/33 498,350
1,398,000 Republic of Poland Government International Bond 5 .500 04/04/53 1,410,761
TOTAL POLAND 7,681,198
QATAR - 0 .3%
450,000 (b) Qatar Government International Bond 3 .750 04/16/30 434,721
925,000 (b) Qatar Government International Bond 5 .103 04/23/48 895,300
TOTAL QATAR 1,330,021
REPUBLIC OF SERBIA - 0 .7%
750,000 (b) Serbia Government International Bond 6 .500 09/26/33 764,505
750,000 (b) Serbia International Bond 6 .250 05/26/28 763,822
2,650,000 (b) Serbia International Bond 2 .125 12/01/30 2,109,734
TOTAL REPUBLIC OF SERBIA 3,638,061
ROMANIA - 1 .5%
1,870,000 (b) Romanian Government International Bond 3 .000 02/27/27 1,744,748

Emerging Markets Debt Fund January 31, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ROMANIA—continued
RON 7,850,000 Romanian Government International Bond 4 .150% 01/26/28 $ 1,590,430
$ 1,010,000 (b),(g) Romanian Government International Bond 5 .875 01/30/29 1,020,035
350,000 (b) Romanian Government International Bond 3 .000 02/14/31 297,283
RON 3,600,000 Romanian Government International Bond 3 .650 09/24/31 659,989
1,160,000 (b) Romanian Government International Bond 7 .125 01/17/33 1,251,222
1,400,000 (b) Romanian Government International Bond 4 .000 02/14/51 1,008,000
TOTAL ROMANIA 7,571,707
RWANDA - 0 .5%
3,075,000 (b) Rwanda International Government Bond 5 .500 08/09/31 2,458,524
TOTAL RWANDA 2,458,524
SAUDI ARABIA - 1 .1%
750,000 (b) Saudi Government International Bond 3 .250 10/26/26 718,125
500,000 (b) Saudi Government International Bond 4 .750 01/18/28 500,599
1,250,000 (b) Saudi Government International Bond 5 .000 01/16/34 1,245,292
1,000,000 (b) Saudi Government International Bond 3 .250 11/17/51 660,524
2,000,000 (b) Saudi Government International Bond 3 .750 01/21/55 1,420,000
1,500,000 (b) Saudi Government International Bond 3 .450 02/02/61 982,800
TOTAL SAUDI ARABIA 5,527,340
SENEGAL - 0 .7%
1,000,000 (b) Senegal Government International Bond 6 .250 05/23/33 865,990
3,300,000 (b) Senegal Government International Bond 6 .750 03/13/48 2,471,113
TOTAL SENEGAL 3,337,103
SOUTH AFRICA - 1 .9%
1,875,000 Republic of South Africa Government International
Bond
4 .300 10/12/28 1,715,625
ZAR 54,025,000 Republic of South Africa Government International
Bond
7 .000 02/28/31 2,421,278
1,400,000 Republic of South Africa Government International
Bond
5 .875 04/20/32 1,284,500
ZAR 9,050,000 Republic of South Africa Government International
Bond
8 .875 02/28/35 407,147
1,250,000 Republic of South Africa Government International
Bond
5 .375 07/24/44 929,120
2,075,000 Republic of South Africa Government International
Bond
5 .650 09/27/47 1,540,688
775,000 Republic of South Africa Government International
Bond
5 .750 09/30/49 573,190
1,000,000 Republic of South Africa Government International
Bond
7 .300 04/20/52 882,400
TOTAL SOUTH AFRICA 9,753,948
SRI LANKA - 0 .4%
800,000 (b) Sri Lanka Government International Bond 5 .750 04/18/24 415,946
1,400,000 (b) Sri Lanka Government International Bond 6 .750 04/18/28 714,577
1,650,000 (b) Sri Lanka Government International Bond 7 .550 03/28/30 832,935
TOTAL SRI LANKA 1,963,458
SUPRANATIONAL - 0 .5%
INR 83,000,000 Asian Development Bank 6 .200 10/06/26 987,479
INR 57,100,000 Asian Infrastructure Investment Bank 6 .000 12/08/31 645,067
1,200,000 (b) Banque Ouest Africaine de Developpement 4 .700 10/22/31 1,016,616
TOTAL SUPRANATIONAL 2,649,162
THAILAND - 0 .3%
THB 47,000,000 Thailand Government International Bond 2 .875 12/17/28 1,355,069
TOTAL THAILAND 1,355,069
TURKEY - 2 .2%
2,325,000 Turkey Government International Bond 5 .125 02/17/28 2,159,809
1,500,000 Turkey Government International Bond 6 .500 09/20/33 1,369,200
1,300,000 Turkey Government International Bond 6 .000 01/14/41 1,034,969
4,350,000 Turkey Government International Bond 4 .875 04/16/43 2,936,250

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TURKEY—continued
$ 1,500,000 (b) Turkiye Ihracat Kredi Bankasi AS. 5 .750% 07/06/26 $ 1,454,610
2,000,000 (b) Turkiye Ihracat Kredi Bankasi AS. 7 .500 02/06/28 1,982,460
TOTAL TURKEY 10,937,298
UGANDA - 0 .2%
UGX 4,810,000,000 Republic of Uganda Government Bonds 14 .250 08/23/29 1,228,502
TOTAL UGANDA 1,228,502
UKRAINE - 0 .7%
2,225,000 (b) NPC Ukrenergo 6 .875 11/09/28 619,663
UAH 37,000,000 Ukraine Government International Bond 15 .840 02/26/25 775,681
1,925,000 (b) Ukraine Government International Bond 7 .750 09/01/27 485,100
3,000,000 (b) Ukraine Government International Bond 7 .253 03/15/35 678,750
2,320,000 (a),(b) Ukraine Government International Bond 7 .750 08/01/41 1,067,200
TOTAL UKRAINE 3,626,394
UNITED ARAB EMIRATES - 0 .4%
400,000 (b) Abu Dhabi Government International Bond 3 .125 09/30/49 279,000
2,600,000 Emirate of Dubai Government International Bonds 3 .900 09/09/50 1,894,750
TOTAL UNITED ARAB EMIRATES 2,173,750
URUGUAY - 0 .4%
UYU 39,650,000 Uruguay Government International Bond 8 .250 05/21/31 953,848
UYU 18,940,950 Uruguay Government International Bond 9 .750 07/20/33 498,662
600,000 Uruguay Government International Bond 5 .750 10/28/34 641,050
TOTAL URUGUAY 2,093,560
UZBEKISTAN - 0 .6%
UZS 5,708,925,000 (b) Republic of Uzbekistan International Bond 14 .000 07/19/24 458,578
745,000 (b) Republic of Uzbekistan International Bond 7 .850 10/12/28 771,633
1,700,000 (b) Republic of Uzbekistan International Bond 5 .375 02/20/29 1,583,125
550,000 (b) Republic of Uzbekistan International Bond 3 .700 11/25/30 449,625
TOTAL UZBEKISTAN 3,262,961
VIETNAM - 0 .5%
2,575,000 (b) Vietnam Government International Bond 4 .800 11/19/24 2,546,675
TOTAL VIETNAM 2,546,675
ZAMBIA - 0 .6%
3,900,000 (b) Zambia Government International Bond 8 .500 04/14/24 2,461,875
750,000 (b) Zambia Government International Bond 8 .970 07/30/27 470,625
TOTAL ZAMBIA 2,932,500
TOTAL GOVERNMENT BONDS 247,968,987
(Cost $293,502,960)
STRUCTURED ASSETS - 0 .5%
CAYMAN ISLANDS - 0 .5%
3,000,000 (b),(h) Industrial DPR Funding Ltd 5 .380 04/15/34 2,577,900
Series - 2022 1A (Class 1)
TOTAL CAYMAN ISLANDS 2,577,900
TOTAL STRUCTURED ASSETS 2,577,900
(Cost $3,000,000)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 2.8%
MEXICO - 0 .6%
265,589 (i) Grupo Aeromexico SAB de C.V. 3,163,335
TOTAL MEXICO 3,163,335
SOUTH AFRICA - 0 .1%
729,619 (i) Petra Diamonds Ltd 499,309
TOTAL SOUTH AFRICA 499,309

Emerging Markets Debt Fund January 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UNITED STATES - 2 .1%
117,800 iShares JP Morgan USD Emerging Markets Bond ETF $ 10,364,044
TOTAL UNITED STATES 10,364,044
TOTAL COMMON STOCKS 14,026,688
(Cost $16,185,512)
TOTAL LONG-TERM INVESTMENTS 486,626,754
(Cost $560,435,521)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.7%
REPURCHASE AGREEMENT - 1 .3%
$ 6,675,000 (j) Fixed Income Clearing Corp (FICC) 5 .320% 02/01/24 6,675,000
TOTAL REPURCHASE AGREEMENT 6,675,000
TREASURY DEBT - 0 .4%
2,000,000 United States Treasury Bill 0 .010 02/27/24 1,992,399
TOTAL TREASURY DEBT 1,992,399
TOTAL SHORT-TERM INVESTMENTS 8,667,399
(Cost $8,667,388)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.4%
7,379,742 (k) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 7,379,742
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 7,379,742
(Cost $7,379,742)
TOTAL INVESTMENTS - 99.5% 502,673,895
(Cost $576,482,651)
OTHER ASSETS & LIABILITIES, NET - 0.5% 2,656,359
NET ASSETS - 100.0% $ 505,330,254
BRL Brazilian Real
CLP Chilean Peso
COP Colombia Peso
CZK Czech Republic Koruna
DOP Dominican Republic Peso
ETF Exchange Traded Fund
EUR Euro
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
RUB Russian Ruble
SOFR Secure Overnight Financing Rate
THB Thai Baht
UAH Ukrainian Hryvnia
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand

Principal denominated in U.S. Dollars, unless otherwise noted.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(c)
Perpetual security
(d)
In default
(e)
Payment in Kind Bond
(f)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,157,570.
(g)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(h)
For fair value measurement disclosure purposes, investment classified as Level 3.
(i)
Non-income producing
(j) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 1/31/24 to be repurchased at $6,675,986 on 2/1/24, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 1/15/27, valued at $6,808,555.
(k)
Investments made with cash collateral received from securities on loan.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 5,710,479 EUR 5,181,792 Morgan Stanley 04/16/24  $ 92,364
EUR Euro

International Bond Fund January 31, 2024
Consolidated Portfolio of Investments

(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 93.2%
BANK LOAN OBLIGATIONS - 0.3%
IRELAND - 0 .2%
$ 260,433 (a) Avolon TLB Borrower  US LLC SOFR 12 M + 2.000% 7 .337% 06/22/28 $ 260,671
336,875 (a) Avolon TLB Borrower US LLC SOFR 12 M + 1.500% 6 .937 02/12/27 337,133
TOTAL IRELAND 597,804
UNITED STATES - 0 .1%
215,104 (a) Jazz Financing Lux Sarl SOFR 12 M + 3.000% 8 .447 05/05/28 215,239
243,778 (a) Phoenix Newco, Inc SOFR 12 M + 3.250% 8 .720 11/15/28 243,422
TOTAL UNITED STATES 458,661
TOTAL BANK LOAN OBLIGATIONS 1,056,465
(Cost $1,059,744)
CORPORATE BONDS - 20 .4%
AUSTRALIA - 0 .1%
250,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 219,086
TOTAL AUSTRALIA 219,086
AUSTRIA - 0 .1%
EUR 600,000 Erste Group Bank AG. 4 .250 N/A(b) 569,773
TOTAL AUSTRIA 569,773
BELGIUM - 0 .1%
EUR 800,000 (c) Proximus SADP 0 .750 11/17/36 616,786
TOTAL BELGIUM 616,786
BRAZIL - 0 .1%
300,000 (d) Suzano Austria GmbH 3 .125 01/15/32 247,499
TOTAL BRAZIL 247,499
CANADA - 0 .8%
EUR 400,000 (a),(e) Canadian Imperial Bank of Commerce EURIBOR 3 M + 0.700% 4 .625 01/29/27 433,930
EUR 250,000 (f) Fairfax Financial Holdings Ltd 2 .750 03/29/28 256,593
500,000 (f) GFL Environmental, Inc 4 .250 06/01/25 491,225
1,275,000 (f) MEG Energy Corp 5 .875 02/01/29 1,244,097
500,000 (f) Nova Chemicals Corp 4 .875 06/01/24 497,494
315,000 (d),(f) Parkland Corp 4 .625 05/01/30 290,216
TOTAL CANADA 3,213,555
CHILE - 0 .3%
397,504 (f) Alfa Desarrollo S.p.A 4 .550 09/27/51 290,389
300,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 281,190
200,000 (f) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 171,700
200,000 (f) Corp Nacional del Cobre de Chile 3 .625 08/01/27 189,001
200,000 (f) Corp Nacional del Cobre de Chile 6 .440 01/26/36 204,192
325,000 (f) Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 260,747
TOTAL CHILE 1,397,219
CHINA - 0 .1%
300,000 (f) ENN Clean Energy International Investment Ltd 3 .375 05/12/26 283,396
TOTAL CHINA 283,396
COLOMBIA - 0 .1%
75,000 Ecopetrol S.A. 6 .875 04/29/30 73,310
225,000 Ecopetrol S.A. 4 .625 11/02/31 185,191
TOTAL COLOMBIA 258,501
DENMARK - 0 .3%
GBP 500,000 Danske Bank A.S. 2 .250 01/14/28 579,708

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DENMARK—continued
EUR 500,000 (c) Sartorius Finance BV 4 .375% 09/14/29 $ 559,988
TOTAL DENMARK 1,139,696
FRANCE - 1 .9%
EUR 500,000 AXA S.A. 1 .375 10/07/41 444,720
EUR 400,000 (c) AXA S.A. 6 .375 N/A(b) 439,845
GBP 300,000 (c) Banque Federative du Credit Mutuel S.A. 4 .875 09/25/25 378,206
$ 500,000 (f) BNP Paribas S.A. 8 .500 N/A(b) 517,729
EUR 800,000 BPCE S.A. 0 .500 09/15/27 797,349
EUR 500,000 Credit Agricole Assurances S.A. 1 .500 10/06/31 442,666
EUR 500,000 Danone S.A. 3 .470 05/22/31 549,053
EUR 300,000 (c) Engie S.A. 3 .625 12/06/26 327,655
EUR 400,000 (c) Engie S.A. 4 .500 09/06/42 457,351
EUR 500,000 (f) Iliad Holding SAS 5 .125 10/15/26 539,034
EUR 300,000 (c) La Poste S.A. 0 .625 01/18/36 236,899
EUR 200,000 (c) RTE Reseau de Transport d'Electricite SADIR 3 .750 07/04/35 222,562
EUR 400,000 (c) Societe Generale S.A. 4 .000 11/16/27 442,133
EUR 500,000 (c) Societe Generale S.A. 0 .500 06/12/29 469,323
EUR 400,000 (c) Societe Generale S.A. 4 .875 11/21/31 451,579
EUR 600,000 (c) Suez SACA 2 .375 05/24/30 606,761
EUR 600,000 (c) Thales S.A. 3 .625 06/14/29 662,030
TOTAL FRANCE 7,984,895
GERMANY - 1 .7%
EUR 400,000 (c) Deutsche Boerse AG. 3 .875 09/28/33 454,203
EUR 400,000 (c) E.ON SE 3 .375 01/15/31 433,944
EUR 500,000 (e) EnBW International Finance BV 4 .300 05/23/34 568,142
EUR 750,000 (f),(g) IHO Verwaltungs GmbH 3 .750 09/15/26 795,228
EUR 3,050,000 (e) Kreditanstalt fuer Wiederaufbau 0 .000 01/10/31 2,759,742
EUR 400,000 (e) RWE AG. 2 .750 05/24/30 417,563
EUR 500,000 (c) Volkswagen International Finance NV 4 .125 11/15/25 544,850
GBP 500,000 Volkswagen International Finance NV 3 .375 11/16/26 603,416
EUR 400,000 Vonovia SE 0 .625 12/14/29 355,906
150,000 (f) ZF North America Capital, Inc 6 .875 04/14/28 154,515
TOTAL GERMANY 7,087,509
INDIA - 0 .2%
300,000 (f) Adani Electricity Mumbai Ltd 3 .867 07/22/31 245,242
200,000 (f) Bharti Airtel Ltd 3 .250 06/03/31 176,035
200,000 (f) CA Magnum Holdings 5 .375 10/31/26 187,465
250,000 (c) Power Finance Corp Ltd 3 .350 05/16/31 218,596
225,000 (f) UltraTech Cement Ltd 2 .800 02/16/31 190,571
TOTAL INDIA 1,017,909
INDONESIA - 0 .1%
200,000 (f) Pertamina Persero PT 3 .650 07/30/29 186,802
225,000 (f) Perusahaan Listrik Negara PT 4 .875 07/17/49 189,927
TOTAL INDONESIA 376,729
IRELAND - 0 .4%
EUR 500,000 (e) AIB Group plc 4 .625 07/23/29 556,614
EUR 600,000 (c) Bank of Ireland Group plc 0 .375 05/10/27 603,030
EUR 320,000 (c) Bank of Ireland Group plc 5 .000 07/04/31 367,292
TOTAL IRELAND 1,526,936
ISRAEL - 0 .2%
270,000 (f) Bank Hapoalim BM 3 .255 01/21/32 236,925
300,000 (f) Bank Leumi Le-Israel BM 3 .275 01/29/31 272,250
400,000 (f) Israel Electric Corp Ltd 4 .250 08/14/28 370,247
TOTAL ISRAEL 879,422
ITALY - 0 .6%
EUR 500,000 (e) Enel Finance International NV 3 .875 01/23/35 545,826
EUR 500,000 (e) Intesa Sanpaolo S.p.A 4 .875 05/19/30 572,285
EUR 500,000 (e) Intesa Sanpaolo S.p.A 5 .125 08/29/31 581,269

International Bond Fund January 31, 2024

Consolidated Portfolio of Investments
(continued)
Consolidated Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ITALY—continued
$ 200,000 (d),(f) Intesa Sanpaolo S.p.A 4 .198% 06/01/32 $ 165,626
500,000 UniCredit SpA 8 .000 N/A(b) 498,750
TOTAL ITALY 2,363,756
JAPAN - 0 .4%
EUR 550,000 (c) Mitsubishi UFJ Financial Group, Inc 2 .264 06/14/25 590,243
EUR 500,000 (c) ORIX Corp 1 .919 04/20/26 522,674
EUR 500,000 Takeda Pharmaceutical Co Ltd 2 .000 07/09/40 421,275
TOTAL JAPAN 1,534,192
KAZAKHSTAN - 0 .1%
200,000 (f) QazaqGaz NC JSC 4 .375 09/26/27 190,760
200,000 (f) Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 188,341
TOTAL KAZAKHSTAN 379,101
KOREA, REPUBLIC OF - 0 .1%
250,000 (f) Kia Corp 2 .750 02/14/27 234,246
TOTAL KOREA, REPUBLIC OF 234,246
KUWAIT - 0 .1%
375,000 (f) NBK SPC Ltd 1 .625 09/15/27 340,245
TOTAL KUWAIT 340,245
LUXEMBOURG - 0 .5%
EUR 1,000,000 (f) Albion Financing 1 SARL 5 .250 10/15/26 1,067,191
EUR 250,000 (c) Czech Gas Networks Investments Sarl 0 .450 09/08/29 225,737
EUR 400,000 (c) ProLogis International Funding II S.A. 3 .625 03/07/30 426,162
EUR 500,000 (c) ProLogis International Funding II S.A. 2 .375 11/14/30 495,323
TOTAL LUXEMBOURG 2,214,413
MEXICO - 0 .2%
375,000 (f) Becle SAB de C.V. 2 .500 10/14/31 294,750
200,000 (f) Bimbo Bakeries USA, Inc 6 .050 01/15/29 208,604
375,000 (f) Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 345,484
200,000 (f) Sigma Alimentos S.A. de C.V. 4 .125 05/02/26 194,452
TOTAL MEXICO 1,043,290
NETHERLANDS - 0 .7%
EUR 700,000 (e) Cooperatieve Rabobank UA 4 .233 04/25/29 780,012
EUR 400,000 (e) Heineken NV 3 .625 11/15/26 437,649
EUR 500,000 ING Groep NV 1 .250 02/16/27 515,150
EUR 1,300,000 (f) VZ Secured Financing BV 3 .500 01/15/32 1,266,583
TOTAL NETHERLANDS 2,999,394
NIGERIA - 0 .2%
EUR 1,000,000 (f) BOI Finance BV 7 .500 02/16/27 1,001,085
TOTAL NIGERIA 1,001,085
NORWAY - 0 .2%
EUR 500,000 (e) Statkraft AS. 3 .125 12/13/26 541,285
EUR 100,000 (e) Statnett SF 3 .500 06/08/33 111,391
TOTAL NORWAY 652,676
POLAND - 0 .2%
EUR 150,000 (c) GTC Aurora Luxembourg S.A. 2 .250 06/23/26 139,198
EUR 300,000 (c) mBank S.A. 0 .966 09/21/27 283,240
EUR 250,000 (c) ORLEN S.A. 1 .125 05/27/28 243,859
TOTAL POLAND 666,297
PORTUGAL - 0 .1%
EUR 500,000 (c) EDP Servicios Financieros Espana SAU 4 .125 04/04/29 559,455
TOTAL PORTUGAL 559,455
QATAR - 0 .5%
CNY 16,000,000 QNB Finance Ltd 3 .150 02/04/26 2,210,478
TOTAL QATAR 2,210,478

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ROMANIA - 0 .1%
EUR 250,000 (c) NE Property BV 2 .000% 01/20/30 $ 225,961
TOTAL ROMANIA 225,961
SINGAPORE - 0 .2%
EUR 200,000 (c) Temasek Financial I Ltd 0 .500 11/20/31 177,267
$ 500,000 (f) United Overseas Bank Ltd 2 .000 10/14/31 457,933
TOTAL SINGAPORE 635,200
SOUTH AFRICA - 0 .3%
1,250,000 (c) Eskom Holdings SOC Ltd 4 .314 07/23/27 1,159,375
TOTAL SOUTH AFRICA 1,159,375
SPAIN - 0 .1%
EUR 400,000 (e) Telefonica Emisiones S.A. 4 .183 11/21/33 453,803
TOTAL SPAIN 453,803
SUPRANATIONAL - 0 .1%
INR 41,300,000 International Bank for Reconstruction & Development 5 .500 01/21/27 477,627
TOTAL SUPRANATIONAL 477,627
SWITZERLAND - 0 .3%
EUR 750,000 (c) Cloverie plc for Zurich Insurance Co Ltd 1 .500 12/15/28 755,726
EUR 600,000 (c) UBS Group AG 0 .250 11/05/28 571,854
TOTAL SWITZERLAND 1,327,580
THAILAND - 0 .1%
430,000 (f) Bangkok Bank PCL 3 .466 09/23/36 360,180
300,000 (f) Thaioil Treasury Center Co Ltd 2 .500 06/18/30 253,530
TOTAL THAILAND 613,710
UNITED ARAB EMIRATES - 0 .1%
284,751 (f) Sweihan PV Power Co PJSC 3 .625 01/31/49 224,853
TOTAL UNITED ARAB EMIRATES 224,853
UNITED KINGDOM - 1 .3%
EUR 500,000 (e) AstraZeneca plc 3 .750 03/03/32 563,682
EUR 400,000 (c) Barclays plc 0 .877 01/28/28 398,228
GBP 200,000 (c) Barclays plc 8 .407 11/14/32 269,782
EUR 500,000 BP Capital Markets plc 1 .231 05/08/31 466,644
UGX 3,000,000,000 (f),(h) ICBC Standard Bank plc 14 .250 06/26/34 719,076
EUR 400,000 National Grid Electricity Distribution East Midlands plc 3 .530 09/20/28 435,387
EUR 750,000 Natwest Group plc 1 .750 03/02/26 791,129
GBP 300,000 (e) NatWest Markets plc 6 .625 06/22/26 392,134
EUR 700,000 (c) Standard Chartered plc 1 .200 09/23/31 687,162
GBP 600,000 (f) Vmed O2 UK Financing I plc 4 .500 07/15/31 651,941
TOTAL UNITED KINGDOM 5,375,165
UNITED STATES - 7 .4%
EUR 1,200,000 AbbVie, Inc 1 .250 06/01/24 1,284,896
JPY 100,000,000 Aflac, Inc 0 .550 03/12/30 636,051
EUR 250,000 (f) Allied Universal Holdco LLC 3 .625 06/01/28 246,024
EUR 575,000 American Honda Finance Corp 1 .950 10/18/24 613,237
EUR 500,000 American Medical Systems Europe BV 1 .625 03/08/31 484,625
EUR 450,000 American Tower Corp 0 .450 01/15/27 444,604
EUR 300,000 Aptiv plc 1 .500 03/10/25 315,555
EUR 250,000 (f) Ardagh Metal Packaging Finance USA LLC 2 .000 09/01/28 233,506
GBP 500,000 AT&T, Inc 2 .900 12/04/26 600,153
EUR 500,000 AT&T, Inc 2 .350 09/05/29 515,715
EUR 500,000 (f) Avantor Funding, Inc 3 .875 07/15/28 525,763
EUR 500,000 (c) Bank of America Corp 1 .662 04/25/28 511,093
EUR 500,000 (c) Bank of America Corp 2 .824 04/27/33 503,525
EUR 600,000 (c) Blackstone Private Credit Fund 1 .750 11/30/26 591,027
EUR 700,000 Capital One Financial Corp 0 .800 06/12/24 746,515
EUR 400,000 (c) Carrier Global Corp 4 .500 11/29/32 458,833
EUR 750,000 Chubb INA Holdings, Inc 1 .550 03/15/28 759,720
EUR 500,000 Citigroup, Inc 1 .250 07/06/26 521,665

International Bond Fund January 31, 2024

Consolidated Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED STATES—continued
EUR 700,000 Comcast Corp 0 .250% 05/20/27 $ 689,858
EUR 750,000 (f) Coty, Inc 3 .875 04/15/26 803,135
EUR 500,000 (f) Dana Financing Luxembourg Sarl 3 .000 07/15/29 476,299
GBP 200,000 Discovery Communications LLC 2 .500 09/20/24 248,212
EUR 800,000 Dow Chemical Co 0 .500 03/15/27 792,399
EUR 500,000 (f) Emerald Debt Merger Sub LLC 6 .375 12/15/30 567,368
EUR 500,000 Equinix, Inc 1 .000 03/15/33 427,773
EUR 500,000 FedEx Corp 1 .625 01/11/27 519,222
EUR 375,000 Fidelity National Information Services, Inc 1 .100 07/15/24 399,848
EUR 400,000 Ford Motor Credit Co LLC 5 .125 02/20/29 449,536
EUR 750,000 (c) General Motors Financial Co, Inc 0 .600 05/20/27 738,028
EUR 500,000 (c) Goldman Sachs Group, Inc 0 .250 01/26/28 480,636
EUR 295,000 (f) Goodyear Europe BV 2 .750 08/15/28 282,558
EUR 500,000 Highland Holdings Sarl 0 .318 12/15/26 498,276
EUR 500,000 Honeywell International, Inc 0 .000 03/10/24 538,119
EUR 600,000 International Business Machines Corp 0 .650 02/11/32 532,337
EUR 250,000 (f) IQVIA, Inc 1 .750 03/15/26 257,004
EUR 800,000 (c) Liberty Mutual Group, Inc 4 .625 12/02/30 892,926
GBP 600,000 McKesson Corp 3 .125 02/17/29 711,345
EUR 400,000 (c) Metropolitan Life Global Funding I 1 .750 05/25/25 422,044
GBP 600,000 (c) Metropolitan Life Global Funding I 4 .125 09/02/25 750,758
EUR 600,000 (c) Mondelez International Holdings Netherlands BV 1 .250 09/09/41 450,238
EUR 670,000 Morgan Stanley 1 .342 10/23/26 696,417
GBP 400,000 (c) Nestle Holdings, Inc 5 .250 09/21/26 515,005
EUR 250,000 (f) OI European Group BV 6 .250 05/15/28 280,982
EUR 500,000 (f) Olympus Water US Holding Corp 3 .875 10/01/28 501,185
EUR 100,000 (f) Organon Finance  LLC 2 .875 04/30/28 100,388
$ 750,000 (f) Organon Finance  LLC 5 .125 04/30/31 644,345
GBP 400,000 (c) Pacific Life Global Funding II 5 .375 11/30/28 519,929
GBP 500,000 (c) Protective Life Global Funding 5 .248 01/13/28 645,738
EUR 500,000 Raytheon Technologies Corp 2 .150 05/18/30 493,990
EUR 400,000 Southern Co 1 .875 09/15/81 376,408
EUR 450,000 Stryker Corp 2 .625 11/30/30 468,241
EUR 700,000 The Procter & Gamble Company 0 .625 10/30/24 739,118
EUR 500,000 The Procter & Gamble Company 1 .875 10/30/38 461,269
EUR 1,100,000 Thermo Fisher Scientific Finance I BV 0 .800 10/18/30 1,022,598
GBP 600,000 Time Warner Cable LLC 5 .750 06/02/31 746,707
EUR 400,000 Verizon Communications, Inc 1 .875 10/26/29 402,454
TOTAL UNITED STATES 30,535,200
TOTAL CORPORATE BONDS 84,046,013
(Cost $91,129,979)
GOVERNMENT BONDS - 67 .5%
ANGOLA - 0 .3%
1,550,000 (f) Angolan Government International Bond 8 .750 04/14/32 1,330,136
TOTAL ANGOLA 1,330,136
AUSTRALIA - 2 .2%
AUD 2,050,000 Australia Government Bond 0 .250 11/21/25 1,265,783
AUD 3,765,000 (c) Australia Government Bond 2 .250 05/21/28 2,341,346
AUD 1,950,000 Australia Government Bond 1 .000 12/21/30 1,063,545
AUD 2,600,000 Australia Government Bond 1 .250 05/21/32 1,384,037
AUD 1,650,000 Australia Government Bond 3 .000 11/21/33 994,703
AUD 2,550,000 (c) Australia Government Bond 1 .750 06/21/51 969,647
AUD 1,685,000 New South Wales Treasury Corp 3 .000 04/20/29 1,052,647
TOTAL AUSTRALIA 9,071,708
BELGIUM - 2 .4%
EUR 2,125,000 (f) Kingdom of Belgium Government Bond 0 .000 10/22/27 2,105,076
EUR 3,825,000 (f) Kingdom of Belgium Government Bond 0 .350 06/22/32 3,437,071
EUR 285,000 Kingdom of Belgium Government Bond 3 .000 06/22/34 310,847
EUR 525,000 (f) Kingdom of Belgium Government Bond 1 .450 06/22/37 466,217

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BELGIUM—continued
EUR 5,150,000 (f) Kingdom of Belgium Government Bond 0 .400% 06/22/40 $ 3,651,037
TOTAL BELGIUM 9,970,248
BENIN - 0 .3%
EUR 1,275,000 (f) Benin Government International Bond 4 .950 01/22/35 1,078,752
TOTAL BENIN 1,078,752
BRAZIL - 0 .3%
BRL 5,500,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/27 1,112,267
TOTAL BRAZIL 1,112,267
BULGARIA - 0 .2%
EUR 750,000 (c) Bulgaria Government International Bond 4 .375 05/13/31 847,144
TOTAL BULGARIA 847,144
CAMEROON - 0 .1%
EUR 650,000 (f) Republic of Cameroon International Bond 5 .950 07/07/32 514,057
TOTAL CAMEROON 514,057
CANADA - 3 .2%
CAD 3,050,000 (f) Canada Housing Trust No 1 .100 12/15/26 2,097,353
CAD 3,075,000 (f) Canada Housing Trust No 3 .550 09/15/32 2,255,274
CAD 1,825,000 Canadian Government International Bond 3 .500 08/01/25 1,341,700
CAD 2,625,000 Canadian Government International Bond 2 .000 06/01/28 1,842,938
CAD 2,275,000 Canadian Government International Bond 2 .000 06/01/32 1,526,007
CAD 1,300,000 Canadian Government International Bond 5 .000 06/01/37 1,133,039
CAD 1,350,000 Hydro-Quebec 4 .000 02/15/55 970,781
CAD 1,300,000 Province of Ontario Canada 2 .150 06/02/31 860,324
CAD 1,100,000 Province of Ontario Canada 1 .900 12/02/51 511,304
CAD 1,000,000 Province of Quebec Canada 2 .750 09/01/27 717,877
TOTAL CANADA 13,256,597
CHINA - 7 .3%
CNY 19,300,000 China Government Bond 2 .940 10/17/24 2,708,025
CNY 60,500,000 China Government Bond 3 .120 12/05/26 8,658,132
CNY 6,750,000 China Government Bond 2 .500 07/25/27 946,958
CNY 14,900,000 China Government Bond 2 .910 10/14/28 2,131,121
CNY 13,800,000 China Government Bond 2 .550 10/15/28 1,943,584
CNY 14,300,000 China Government Bond 2 .670 05/25/33 2,020,541
CNY 13,900,000 China Government Bond 2 .520 08/25/33 1,942,365
CNY 18,900,000 China Government Bond 3 .860 07/22/49 3,179,436
CNY 15,000,000 China Government Bond 3 .390 03/16/50 2,352,525
CNY 12,700,000 China Government Bond 3 .810 09/14/50 2,136,166
CNY 12,400,000 China Government Bond 3 .720 04/12/51 2,058,766
TOTAL CHINA 30,077,619
COLOMBIA - 0 .3%
COP 5,710,000,000 Colombian TES 7 .750 09/18/30 1,373,184
TOTAL COLOMBIA 1,373,184
COSTA RICA - 0 .1%
$ 400,000 (f) Costa Rica Government International Bond 6 .550 04/03/34 409,201
TOTAL COSTA RICA 409,201
COTE D'IVOIRE - 0 .4%
EUR 1,000,000 (f) Ivory Coast Government International Bond 5 .875 10/17/31 970,188
EUR 100,000 (f) Ivory Coast Government International Bond 4 .875 01/30/32 90,465
500,000 (f) Ivory Coast Government International Bond 8 .250 01/30/37 496,750
TOTAL COTE D'IVOIRE 1,557,403
CYPRUS - 1 .2%
EUR 1,300,000 (c) Cyprus Government International Bond 2 .375 09/25/28 1,369,787
EUR 1,100,000 (c) Cyprus Government International Bond 0 .625 01/21/30 1,035,894
EUR 1,550,000 (c) Cyprus Government International Bond 0 .950 01/20/32 1,428,111
EUR 575,000 (c) Cyprus Government International Bond 2 .750 02/26/34 593,199

International Bond Fund January 31, 2024

Consolidated Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CYPRUS—continued
EUR 500,000 (c) Cyprus Government International Bond 2 .750% 05/03/49 $ 442,429
TOTAL CYPRUS 4,869,420
CZECH REPUBLIC - 0 .4%
CZK 43,100,000 Czech Republic Government Bond 1 .750 06/23/32 1,609,972
TOTAL CZECH REPUBLIC 1,609,972
DOMINICAN REPUBLIC - 0 .2%
$ 750,000 (f) Dominican Republic Government International Bond 4 .875 09/23/32 668,491
DOP 15,600,000 (f) Dominican Republic Government International Bond 11 .250 09/15/35 283,832
TOTAL DOMINICAN REPUBLIC 952,323
ECUADOR - 0 .1%
78,000 (f) Ecuador Government International Bond 0 .000 07/31/30 26,133
441,250 (f) Ecuador Government International Bond 5 .000 07/31/30 230,736
309,125 (f) Ecuador Government International Bond 1 .000 07/31/35 126,630
TOTAL ECUADOR 383,499
EGYPT - 0 .5%
EGP 16,250,000 Egypt Government International Bond 15 .900 07/02/24 501,912
525,000 (f) Egypt Government International Bond 7 .600 03/01/29 386,476
EUR 900,000 (f) Egypt Government International Bond 6 .375 04/11/31 620,460
300,000 (f) Egypt Government International Bond 7 .053 01/15/32 201,012
675,000 (f) Egypt Government International Bond 8 .500 01/31/47 411,379
TOTAL EGYPT 2,121,239
FRANCE - 2 .4%
EUR 3,775,000 French Republic Government Bond OAT 0 .750 11/25/28 3,781,991
EUR 675,000 French Republic Government Bond OAT 2 .750 02/25/29 742,085
EUR 2,425,000 (f) French Republic Government Bond OAT 0 .500 05/25/40 1,772,636
EUR 910,000 French Republic Government Bond OAT 0 .750 05/25/52 544,136
EUR 1,560,000 (f) French Republic Government Bond OAT 0 .750 05/25/53 910,391
EUR 2,500,000 (c) UNEDIC ASSEO 0 .250 07/16/35 2,014,350
TOTAL FRANCE 9,765,589
GERMANY - 4 .8%
EUR 95,000 Bundesobligation 0 .000 10/10/25 98,412
EUR 425,000 Bundesobligation 1 .300 10/15/27 446,169
EUR 4,675,000 Bundesrepublik Deutschland 0 .500 08/15/27 4,778,858
EUR 645,000 Bundesrepublik Deutschland 0 .000 08/15/29 624,698
EUR 365,000 Bundesrepublik Deutschland 2 .100 11/15/29 395,608
EUR 2,550,000 Bundesrepublik Deutschland 0 .000 08/15/31 2,369,502
EUR 1,000,000 Bundesrepublik Deutschland 0 .000 02/15/32 917,871
EUR 710,000 Bundesrepublik Deutschland 2 .300 02/15/33 779,842
EUR 7,600,000 Bundesrepublik Deutschland 1 .000 05/15/38 6,858,269
EUR 3,245,000 Bundesrepublik Deutschland 0 .000 08/15/52 1,795,231
MXN 11,000,000 Kreditanstalt fuer Wiederaufbau 4 .400 07/25/25 586,381
TOTAL GERMANY 19,650,841
GHANA - 0 .2%
500,000 (f) Ghana Government International Bond 7 .750 04/07/29 221,250
825,000 (f) Ghana Government International Bond 8 .125 03/26/32 363,000
1,000,000 (f) Ghana Government International Bond 8 .627 06/16/49 432,500
TOTAL GHANA 1,016,750
GREECE - 1 .7%
EUR 575,000 (f) Hellenic Republic Government International Bond 3 .875 03/12/29 654,499
EUR 2,300,000 (f) Hellenic Republic Government International Bond 1 .500 06/18/30 2,264,109
EUR 1,300,000 (f) Hellenic Republic Government International Bond 0 .750 06/18/31 1,184,619
EUR 1,100,000 (f) Hellenic Republic Government International Bond 1 .750 06/18/32 1,064,078
EUR 725,000 (f) Hellenic Republic Government International Bond 3 .375 06/15/34 784,134
EUR 750,000 (f) Hellenic Republic Government International Bond 4 .375 07/18/38 868,070
TOTAL GREECE 6,819,509
HUNGARY - 1 .2%
HUF 460,000,000 Hungary Government International Bond 5 .500 06/24/25 1,288,885

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HUNGARY—continued
EUR 550,000 (c) Hungary Government International Bond 5 .000% 02/22/27 $ 614,833
$ 285,000 (f) Hungary Government International Bond 6 .125 05/22/28 293,151
EUR 645,000 (c) Hungary Government International Bond 4 .000 07/25/29 691,096
HUF 632,000,000 Hungary Government International Bond 3 .000 08/21/30 1,507,440
EUR 600,000 (c) Hungary Government International Bond 1 .750 06/05/35 486,315
TOTAL HUNGARY 4,881,720
INDONESIA - 0 .6%
IDR 13,000,000,000 Indonesia Treasury Bond 8 .125 05/15/24 827,222
IDR 7,550,000,000 Indonesia Treasury Bond 6 .875 04/15/29 485,888
IDR 17,000,000,000 Indonesia Treasury Bond 6 .375 04/15/32 1,060,842
TOTAL INDONESIA 2,373,952
IRELAND - 0 .5%
EUR 930,000 Ireland Government Bond 0 .000 10/18/31 837,278
EUR 225,000 Ireland Government Bond 1 .700 05/15/37 214,182
EUR 1,000,000 Ireland Government Bond 1 .500 05/15/50 794,267
TOTAL IRELAND 1,845,727
ITALY - 1 .9%
EUR 2,575,000 Italy Buoni Poliennali Del Tesoro 1 .250 12/01/26 2,663,922
EUR 2,625,000 Italy Buoni Poliennali Del Tesoro 0 .950 09/15/27 2,645,745
EUR 975,000 Italy Buoni Poliennali Del Tesoro 0 .250 03/15/28 943,016
EUR 1,150,000 (f) Italy Buoni Poliennali Del Tesoro 0 .950 03/01/37 865,332
EUR 950,000 (f) Italy Buoni Poliennali Del Tesoro 1 .700 09/01/51 617,667
TOTAL ITALY 7,735,682
JAPAN - 10 .2%
JPY 13,000,000 Japan Finance Organization for Municipalities 0 .440 08/15/25 88,805
JPY 21,000,000 Japan Finance Organization for Municipalities 0 .320 01/19/26 143,210
JPY 30,000,000 Japan Finance Organization for Municipalities 0 .145 02/16/26 203,893
JPY 14,000,000 Japan Finance Organization for Municipalities 0 .020 05/22/26 94,863
JPY 268,000,000 Japan Government Five Year Bond 0 .005 09/20/26 1,817,938
JPY 340,000,000 Japan Government Five Year Bond 0 .300 09/20/28 2,312,747
JPY 322,000,000 Japan Government Ten Year Bond 0 .100 09/20/29 2,161,854
JPY 325,000,000 Japan Government Ten Year Bond 0 .100 12/20/29 2,179,738
JPY 425,000,000 Japan Government Ten Year Bond 0 .100 06/20/30 2,840,105
JPY 513,000,000 Japan Government Ten Year Bond 0 .100 09/20/30 3,420,711
JPY 969,400,000 Japan Government Ten Year Bond 0 .100 12/20/30 6,448,225
JPY 457,700,000 Japan Government Thirty Year Bond 0 .500 09/20/46 2,455,541
JPY 73,000,000 Japan Government Thirty Year Bond 0 .600 09/20/50 376,317
JPY 278,000,000 Japan Government Thirty Year Bond 0 .700 09/20/51 1,454,557
JPY 143,000,000 Japan Government Thirty Year Bond 1 .300 06/20/52 871,492
JPY 289,500,000 Japan Government Thirty Year Bond 1 .200 06/20/53 1,711,663
JPY 214,000,000 Japan Government Thirty Year Bond 1 .800 09/20/53 1,462,050
JPY 273,800,000 Japan Government Twenty Year Bond 2 .100 03/20/26 1,940,950
JPY 278,000,000 Japan Government Twenty Year Bond 0 .600 12/20/36 1,799,601
JPY 256,000,000 Japan Government Twenty Year Bond 0 .500 06/20/38 1,595,530
JPY 660,000,000 Japan Government Twenty Year Bond 0 .700 09/20/38 4,216,245
JPY 185,000,000 Japan Government Twenty Year Bond 0 .300 06/20/39 1,096,970
JPY 213,500,000 Japan Government Two Year Bond 0 .005 07/01/25 1,450,641
TOTAL JAPAN 42,143,646
JORDAN - 0 .2%
1,000,000 (f) Jordan Government International Bond 7 .750 01/15/28 999,024
TOTAL JORDAN 999,024
KENYA - 0 .3%
1,200,000 (f) Kenya Government International Bond 7 .000 05/22/27 1,101,120
TOTAL KENYA 1,101,120
KOREA, REPUBLIC OF - 3 .0%
KRW 1,900,000,000 Korea Treasury Bond 2 .250 06/10/25 1,403,759
KRW 4,350,000,000 Korea Treasury Bond 1 .375 12/10/29 2,928,330
KRW 7,440,000,000 Korea Treasury Bond 2 .000 06/10/31 5,094,662

International Bond Fund January 31, 2024

Consolidated Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
KOREA, REPUBLIC OF—continued
KRW 1,175,000,000 Korea Treasury Bond 2 .375% 12/10/31 $ 821,429
KRW 1,940,000,000 Korea Treasury Bond 2 .375 09/10/38 1,295,350
KRW 800,000,000 Korea Treasury Bond 1 .875 09/10/41 487,813
KRW 730,000,000 Korea Treasury Bond 2 .500 03/10/52 470,747
TOTAL KOREA, REPUBLIC OF 12,502,090
LEBANON - 0 .0%
$ 1,400,000 (c),(i) Lebanon Government International Bond 6 .850 03/23/27 79,430
TOTAL LEBANON 79,430
LITHUANIA - 0 .5%
EUR 1,800,000 (c) Lithuania Government International Bond 3 .875 06/14/33 2,013,079
TOTAL LITHUANIA 2,013,079
MALAYSIA - 0 .2%
MYR 4,355,000 Malaysia Government Bond 4 .457 03/31/53 956,697
TOTAL MALAYSIA 956,697
MEXICO - 1 .4%
MXN 35,500,000 Mexican Bonos 5 .750 03/05/26 1,901,694
MXN 38,600,000 Mexican Bonos 8 .500 11/18/38 2,103,192
EUR 840,000 Mexico Government International Bond 4 .490 05/25/32 918,679
1,025,000 Mexico Government International Bond 6 .400 05/07/54 1,031,899
TOTAL MEXICO 5,955,464
MOROCCO - 0 .2%
800,000 (f) Morocco Government International Bond 2 .375 12/15/27 714,064
TOTAL MOROCCO 714,064
NETHERLANDS - 0 .3%
EUR 550,000 (f) Netherlands Government International Bond 2 .750 01/15/47 605,233
EUR 1,345,000 (f) Netherlands Government International Bond 0 .000 01/15/52 719,131
TOTAL NETHERLANDS 1,324,364
NEW ZEALAND - 0 .8%
NZD 3,720,000 New Zealand Government International Bond 0 .500 05/15/24 2,242,198
NZD 1,800,000 New Zealand Government International Bond 2 .750 04/15/25 1,070,169
TOTAL NEW ZEALAND 3,312,367
NIGERIA - 0 .2%
925,000 (f) Nigeria Government International Bond 8 .375 03/24/29 862,701
TOTAL NIGERIA 862,701
NORWAY - 0 .7%
NOK 9,000,000 City of Oslo Norway 2 .050 10/31/24 838,263
NOK 24,975,000 (f) Norway Government International Bond 2 .000 04/26/28 2,242,296
TOTAL NORWAY 3,080,559
PERU - 0 .4%
PEN 6,201,000 (f) Peruvian Government International Bond 5 .400 08/12/34 1,481,617
TOTAL PERU 1,481,617
POLAND - 0 .9%
315,000 (f) Bank Gospodarstwa Krajowego 6 .250 10/31/28 330,628
PLN 9,150,000 Republic of Poland Government International Bond 5 .750 04/25/29 2,356,836
EUR 700,000 (e) Republic of Poland Government International Bond 4 .125 01/11/44 755,617
280,000 Republic of Poland Government International Bond 5 .500 04/04/53 282,556
TOTAL POLAND 3,725,637
REPUBLIC OF SERBIA - 1 .1%
EUR 1,700,000 (f) Serbia Government International Bond 1 .500 06/26/29 1,540,003
375,000 (f) Serbia Government International Bond 6 .500 09/26/33 382,253
EUR 725,000 (f) Serbia Government International Bond 2 .050 09/23/36 542,579
RSD 120,000,000 Serbia Treasury Bonds 5 .875 02/08/28 1,132,989
RSD 101,500,000 Serbia Treasury Bonds 4 .500 08/20/32 834,288
TOTAL REPUBLIC OF SERBIA 4,432,112

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ROMANIA - 0 .8%
RON 7,590,000 Romanian Government International Bond 8 .000% 04/29/30 $ 1,786,137
EUR 800,000 (f) Romanian Government International Bond 2 .000 01/28/32 683,983
EUR 850,000 (f) Romanian Government International Bond 2 .000 04/14/33 695,836
TOTAL ROMANIA 3,165,956
RWANDA - 0 .2%
$ 1,225,000 (f) Rwanda International Government Bond 5 .500 08/09/31 979,412
TOTAL RWANDA 979,412
SENEGAL - 0 .3%
EUR 525,000 (f) Senegal Government International Bond 4 .750 03/13/28 518,517
EUR 825,000 (f) Senegal Government International Bond 5 .375 06/08/37 641,900
TOTAL SENEGAL 1,160,417
SOUTH AFRICA - 0 .7%
ZAR 16,500,000 Republic of South Africa Government International
Bond
7 .000 02/28/31 739,493
475,000 Republic of South Africa Government International
Bond
5 .875 04/20/32 435,812
ZAR 20,900,000 Republic of South Africa Government International
Bond
8 .875 02/28/35 940,263
ZAR 7,800,000 Republic of South Africa Government International
Bond
8 .750 01/31/44 306,626
500,000 Republic of South Africa Government International
Bond
7 .300 04/20/52 441,200
TOTAL SOUTH AFRICA 2,863,394
SPAIN - 2 .1%
EUR 1,095,000 (f) Spain Government International Bond 1 .400 07/30/28 1,121,270
EUR 1,875,000 (f) Spain Government International Bond 0 .600 10/31/29 1,797,529
EUR 2,110,000 (f) Spain Government International Bond 0 .100 04/30/31 1,872,434
EUR 700,000 (c),(f) Spain Government International Bond 3 .250 04/30/34 761,791
EUR 4,275,000 (f) Spain Government International Bond 1 .200 10/31/40 3,250,470
TOTAL SPAIN 8,803,494
SUPRANATIONAL - 3 .8%
GBP 695,000 African Development Bank 0 .500 06/22/26 804,014
AUD 720,000 Asian Development Bank 3 .900 02/17/26 469,943
INR 52,500,000 Asian Development Bank 6 .200 10/06/26 624,611
CNY 7,000,000 Asian Infrastructure Investment Bank 2 .500 03/24/25 972,944
INR 41,700,000 Asian Infrastructure Investment Bank 6 .000 12/08/31 471,091
1,250,000 (f) Banque Ouest Africaine de Developpement 4 .700 10/22/31 1,058,975
EUR 650,000 (f) Banque Ouest Africaine de Developpement 2 .750 01/22/33 534,287
AUD 2,150,000 Inter-American Development Bank 4 .750 08/27/24 1,412,884
INR 33,000,000 Inter-American Development Bank 7 .000 04/17/33 400,767
CNY 31,000,000 International Bank for Reconstruction & Development 3 .050 03/16/24 4,316,956
CAD 1,600,000 International Bank for Reconstruction & Development 1 .900 01/16/25 1,157,981
IDR 31,200,000,000 International Bank for Reconstruction & Development 6 .250 01/12/28 1,989,049
GBP 700,000 International Finance Corp 0 .250 12/15/25 821,310
GBP 400,000 (c) International Finance Facility for Immunisation Co 2 .750 06/07/25 491,789
TOTAL SUPRANATIONAL 15,526,601
THAILAND - 0 .6%
THB 27,700,000 Thailand Government International Bond 2 .875 12/17/28 798,626
THB 12,000,000 Thailand Government International Bond 1 .585 12/17/35 298,517
THB 27,500,000 Thailand Government International Bond 3 .300 06/17/38 809,950
THB 29,000,000 Thailand Government International Bond 2 .000 06/17/42 701,033
TOTAL THAILAND 2,608,126
UKRAINE - 0 .1%
EUR 1,000,000 (f) Ukraine Government International Bond 6 .750 06/20/28 262,297
TOTAL UKRAINE 262,297
UNITED KINGDOM - 4 .6%
GBP 780,000 United Kingdom Gilt 0 .250 01/31/25 947,472
GBP 1,230,000 United Kingdom Gilt 0 .125 01/31/28 1,356,113

International Bond Fund January 31, 2024

Consolidated Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED KINGDOM—continued
GBP 900,000 United Kingdom Gilt 1 .625% 10/22/28 $ 1,042,787
GBP 1,735,000 United Kingdom Gilt 0 .500 01/31/29 1,886,010
GBP 450,000 United Kingdom Gilt 0 .250 07/31/31 442,674
GBP 660,000 United Kingdom Gilt 3 .250 01/31/33 801,335
GBP 1,100,000 United Kingdom Gilt 0 .875 07/31/33 1,068,769
GBP 3,895,000 United Kingdom Gilt 1 .750 09/07/37 3,727,751
GBP 1,300,000 United Kingdom Gilt 3 .750 01/29/38 1,575,002
GBP 1,450,000 United Kingdom Gilt 1 .250 10/22/41 1,145,094
GBP 900,000 United Kingdom Gilt 0 .875 01/31/46 576,102
GBP 1,200,000 United Kingdom Gilt 4 .250 12/07/49 1,470,879
GBP 2,760,000 United Kingdom Gilt 0 .625 10/22/50 1,436,175
GBP 2,150,000 United Kingdom Gilt 1 .500 07/31/53 1,417,219
TOTAL UNITED KINGDOM 18,893,382
UNITED STATES - 0 .5%
$ 2,090,000 (a),(f) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .445 03/25/42 2,179,554
TOTAL UNITED STATES 2,179,554
URUGUAY - 0 .2%
UYU 40,600,000 Uruguay Government International Bond 8 .250 05/21/31 976,701
TOTAL URUGUAY 976,701
UZBEKISTAN - 0 .4%
UZS 7,600,000,000 (f) Republic of Uzbekistan International Bond 14 .000 07/19/24 610,480
1,130,000 (f) Republic of Uzbekistan International Bond 7 .850 10/12/28 1,170,397
TOTAL UZBEKISTAN 1,780,877
TOTAL GOVERNMENT BONDS 278,508,721
(Cost $322,034,603)
STRUCTURED ASSETS - 5 .0%
IRELAND - 2 .5%
897,665 (a) Agora Securities SONIA Interest Rate Benchmark
+ 1.900%
7 .121 07/22/31 1,076,896
Series - 2021 1X (Class C)
837,843 (a),(f) Atom Mortgage Securities DAC SONIA Interest Rate Benchmark
+ 1.900%
7 .121 07/22/31 927,611
Series - 2021 1A (Class D)
1,212,872 (a),(f) Bruegel 2021 DAC EURIBOR 3 M + 2.470% 6 .432 05/22/31 1,175,726
Series - 2021 1A (Class D)
1,876,821 (a),(f) Frost CMBS DAC SONIA Interest Rate Benchmark
+ 2.900%
8 .121 11/20/33 2,182,815
Series - 2021 1A (Class GBD)
883,671 (a),(f) Last Mile Logistics Pan Euro Finance DAC EURIBOR 3 M + 2.700% 1 .000 08/17/33 903,333
Series - 2021 1A (Class E)
1,079,778 (a),(f) Last Mile Securities EURIBOR 3 M + 2.350% 6 .344 08/17/31 1,152,613
Series - 2021 1A (Class D)
347,448 (a),(f) Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.300%
6 .522 05/17/31 436,591
Series - 2021 UK1A (Class B)
1,035,395 (a),(f) Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.650%
6 .872 05/17/31 1,302,746
Series - 2021 UK1A (Class C)
297,813 (a),(f) Taurus UK DAC SONIA Interest Rate Benchmark
+ 2.600%
7 .822 05/17/31 376,370
Series - 2021 UK1A (Class D)
559,817 (a),(f) Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.500%
6 .722 08/17/31 705,653
Series - 2021 UK4A (Class B)
TOTAL IRELAND 10,240,354

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ITALY - 0 .2%
$ 893,385 (a),(f) Cassia SRL EURIBOR 3 M + 3.500% 7 .462% 05/22/34 $ 904,009
Series - 2022 1A (Class B)
TOTAL ITALY 904,009
UNITED STATES - 2 .3%
2,000,000 (a),(f) Alen Mortgage Trust SOFR 1 M + 2.364% 7 .698 04/15/34 1,472,044
Series - 2021 ACEN (Class C)
293,755 Carvana Auto Receivables Trust 1 .270 03/10/28 276,169
Series - 2021 N2 (Class D)
1,500,000 (a) COMM Mortgage Trust 4 .492 08/10/48 1,343,128
Series - 2015 CR24 (Class C)
1,745,000 (a),(f) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.650% 6 .995 12/25/41 1,753,167
Series - 2021 R03 (Class 1M2)
1,100,000 (a),(f) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8 .845 03/25/42 1,159,505
Series - 2022 R03 (Class 1M2)
402,695 (f) Diamond Resorts Owner Trust 2 .700 11/21/33 384,916
Series - 2021 1A (Class C)
1,498,256 (a),(f) ELP Commercial Mortgage Trust SOFR 1 M + 2.781% 8 .115 11/15/38 1,460,438
Series - 2021 ELP (Class F)
180,644 (f) MVW LLC 1 .940 01/22/41 166,104
Series - 2021 1WA (Class C)
500,000 (f) Oportun Issuance Trust 1 .960 05/08/31 466,112
Series - 2021 B (Class B)
500,000 (f) Oportun Issuance Trust 3 .650 05/08/31 470,051
Series - 2021 B (Class C)
733,656 (f) Purchasing Power Funding LLC 4 .370 10/15/25 727,632
Series - 2021 A (Class D)
TOTAL UNITED STATES 9,679,266
TOTAL STRUCTURED ASSETS 20,823,629
(Cost $22,490,620)
TOTAL LONG-TERM INVESTMENTS 384,434,828
(Cost $436,714,946)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 3.7%
COMMERCIAL PAPER - 2 .4%
10,000,000 (f) HSBC USA, Inc 0 .000 02/02/24 9,997,030
TOTAL COMMERCIAL PAPER 9,997,030
GOVERNMENT AGENCY DEBT - 0 .9%
2,715,000 Federal Home Loan Bank (FHLB) 0 .010 02/01/24 2,714,608
KZT 392,600,000 Kazakhstan Treasury Bill 0 .000 03/13/24 860,868
TOTAL GOVERNMENT AGENCY DEBT 3,575,476
TREASURY DEBT - 0 .4%
CAD 1,400,000 Canadian Treasury Bill 0 .000 04/11/24 1,031,280
733,000 United States Treasury Bill 0 .010 02/27/24 730,214
TOTAL TREASURY DEBT 1,761,494
TOTAL SHORT-TERM INVESTMENTS 15,334,000
(Cost $15,335,113)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
642,682 (j) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 642,682
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 642,682
(Cost $642,682)
TOTAL INVESTMENTS - 97.1% 400,411,510
(Cost $452,692,741)
OTHER ASSETS & LIABILITIES, NET - 2.9% 12,058,131
NET ASSETS - 100.0% $ 412,469,641

International Bond Fund January 31, 2024

Consolidated Portfolio of Investments
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
AUD Australian Dollar
AVG Average
BRL Brazilian Real
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
D Day
DOP Dominican Republic Peso
EGP Egyptian Pound
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
RSD Serbian Dinar
SOFR Secure Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
Perpetual security
(c)
All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund.
(d)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $624,305.
(e)
All or a portion of this security is owned by TIAA-CREF International Bond Taxable Offshore Limited which is a 100% owned subsidiary of the fund.
(f) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(g)
Payment in Kind Bond
(h)
For fair value measurement disclosure purposes, investment classified as Level 3.
(i)
In default
(j)
Investments made with cash collateral received from securities on loan.

Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 538,963 EUR 493,960 Australia and New Zealand Banking Group(a) 04/16/24  $ 1,111
$ 693,959 EUR 636,602 Australia and New Zealand Banking Group 04/16/24 3,753
$ 915,531 EUR 840,000 Australia and New Zealand Banking Group 04/16/24 4,800
$ 3,390,211 NZD 5,435,643 Australia and New Zealand Banking Group 04/16/24 67,537
$ 1,322,910 THB 46,112,012 Australia and New Zealand Banking Group 02/21/24 20,996
Total  $ 98,197
$ 142,495,634 EUR 129,620,000 Bank of America 04/16/24  $ 1,961,195
$ 9,042,080 EUR 8,227,590 Bank of America(a) 04/16/24 83,408
$ 437,270 EUR 400,000 Bank of America(a) 04/16/24 1,727
$ 1,964,938 GBP 1,540,000 Bank of America 04/16/24 12,211
$ 408,386 GBP 320,385 Bank of America(a) 04/16/24 328
EUR 532,090 $ 581,301 Bank of America(a) 04/16/24 (1,930)
EUR 779,060 $ 847,212 Bank of America 04/16/24 (2,553)
Total  $ 2,054,386
$ 2,642,398 IDR 41,022,695,869 Citibank N.A. 02/21/24  $ 42,282
$ 12,708,210 KRW 16,602,768,445 Citibank N.A. 02/21/24 238,797
$ 495,675 PLN 2,005,969 Citibank N.A. 02/16/24 (5,205)
$ 952,210 RON 4,316,280 Citibank N.A. 02/16/24 14,923
Total  $ 290,797
$ 2,384,382 MXN 40,452,846 Goldman Sachs 02/16/24  $ 40,448
$ 386,511 PEN 1,426,051 Goldman Sachs 02/21/24 11,910
Total  $ 52,358
$ 11,156,968 AUD 16,652,231 Morgan Stanley 04/16/24  $ 205,617
$ 15,691,783 CAD 20,975,039 Morgan Stanley 04/16/24 75,170
$ 1,648,611 CZK 37,154,839 Morgan Stanley 02/16/24 32,316
$ 439,014 EUR 400,000 Morgan Stanley 04/16/24 5,332
$ 563,337 EUR 515,704 Morgan Stanley 04/16/24 4,209
$ 781,605 EUR 718,693 Morgan Stanley 04/16/24 2,397
$ 1,473,405 HUF 510,443,642 Morgan Stanley 02/16/24 38,537
$ 42,634,440 JPY 6,115,959,440 Morgan Stanley 04/16/24 581,909
$ 3,191,005 NOK 32,738,910 Morgan Stanley 04/16/24 72,721
$ 375,793 PLN 1,492,757 Morgan Stanley 02/16/24 3,059
$ 347,016 PLN 1,396,668 Morgan Stanley 02/16/24 (1,725)
EUR 718,693 $ 779,389 Morgan Stanley 02/06/24 (2,505)
EUR 455,293 $ 497,700 Morgan Stanley 04/16/24 (4,070)
EUR 2,256,846 $ 2,459,422 Morgan Stanley 04/16/24 (12,542)
EUR 505,554 $ 552,305 Morgan Stanley 04/16/24 (4,182)
$ 519,662 ZAR 9,727,350 Morgan Stanley 02/16/24 818
Total  $ 997,061
$ 37,207,650 CNY 268,578,215 Standard Chartered Bank 03/15/24  $ (606,952)
EUR 369,924 $ 404,049 Standard Chartered Bank 04/16/24 (2,977)
EUR 880,370 $ 962,075 Standard Chartered Bank 04/16/24 (7,575)
Total  $ (617,504)
$ 691,339 COP 2,710,712,352 Toronto Dominion Bank 02/21/24  $ (2,019)
$ 769,654 EUR 699,440 Toronto Dominion Bank 04/16/24 11,319
$ 3,716,132 EUR 3,380,000 Toronto Dominion Bank 04/16/24 51,524
$ 32,957,531 GBP 25,820,000 Toronto Dominion Bank 04/16/24 217,655
$ 1,499,927 GBP 1,174,894 Toronto Dominion Bank 04/16/24 10,156
Total  $ 288,635
Total  $ 3,163,930

International Bond Fund January 31, 2024

Consolidated Portfolio of Investments
(continued)
0
AUD Australian Dollar
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
THB Thai Baht
ZAR South African Rand
(a) All or a portion of this security is owned by TIAA-CREF International Bond Taxable Offshore Limited which is a 100% owned subsidiary of the fund.

Notes to Portfolio of Investments
(Unaudited)

Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Growth & Income
Long-Term Investments
:
Common stocks $5,851,186,631 $— $— $5,851,186,631
Short-Term Investments
:
Government agency debt — 2,993,933 — 2,993,933
Repurchase agreement — 6,553,000 — 6,553,000
Treasury debt — 5,303,124 — 5,303,124
Total $5,851,186,631 $14,850,057 $— $5,866,036,688
1 1 1 1 1
Large-Cap Growth
Long-Term Investments
:
Common stocks $5,521,982,566 $335,880,287 $— $5,857,862,853
Short-Term Investments
:
Government agency debt — 1,561,648 — 1,561,648
Treasury debt — 4,916,754 — 4,916,754
Total $5,521,982,566 $342,358,689 $— $5,864,341,255
1 1 1 1 1
Large-Cap Value
Long-Term Investments
:
Common stocks $5,186,113,093 $— $7,267 $5,186,120,360
Short-Term Investments
:
Government agency debt — 7,983,822 — 7,983,822
Repurchase agreement — 33,393,000 — 33,393,000
Treasury debt — 36,844,736 — 36,844,736
Total $5,186,113,093 $78,221,558 $7,267 $5,264,341,918
1 1 1 1 1
Mid-Cap Growth
Long-Term Investments
:
Common stocks $957,796,508 $61,024,710 $1,537 $1,018,822,755
Rights/Warrants 847,651 — — 847,651
Short-Term Investments
:
Repurchase agreement — 8,333,000 — 8,333,000
Investments purchased with collateral from securities lending 18,484,218 — — 18,484,218
Total $977,128,377 $69,357,710 $1,537 $1,046,487,624
1 1 1 1 1

Notes to Portfolio of Investments
(Unaudited) (continued)

Fund Level 1 Level 2 Level 3 Total
Mid-Cap Value
Long-Term Investments
:
Common stocks $1,654,785,751 $— $— $1,654,785,751
Short-Term Investments
:
Government agency debt — 2,183,685 — 2,183,685
Investments purchased with collateral from securities lending 17,816,314 — — 17,816,314
Total $1,672,602,065 $2,183,685 $— $1,674,785,750
1 1 1 1 1
Quant Small-Cap Equity
Long-Term Investments
:
Common stocks $2,828,654,622 $— $— $2,828,654,622
Short-Term Investments
:
Government agency debt — 2,993,934 — 2,993,934
Repurchase agreement — 31,347,000 — 31,347,000
Treasury debt — 59,313,286 — 59,313,286
Investments purchased with collateral from securities lending 14,039,508 — — 14,039,508
Investments in Derivatives
:
Futures contracts* 1,339,361 — — 1,339,361
Total $2,844,033,491 $93,654,220 $— $2,937,687,711
1 1 1 1 1
Quant Small/Mid-Cap Equity
Long-Term Investments
:
Common stocks $1,212,766,176 $— $418 $1,212,766,594
Short-Term Investments
:
Government agency debt — 199,740 — 199,740
Repurchase agreement — 33,709,000 — 33,709,000
Investments purchased with collateral from securities lending 5,097,007 — — 5,097,007
Total $1,217,863,183 $33,908,740 $418 $1,251,772,341
1 1 1 1 1
Social Choice Equity
Long-Term Investments
:
Common stocks $6,078,074,232 $— $— $6,078,074,232
Short-Term Investments
:
Repurchase agreement — 19,295,000 — 19,295,000
Treasury debt — 4,974,378 — 4,974,378
Investments purchased with collateral from securities lending 12,695,552 — — 12,695,552
Investments in Derivatives
:
Futures contracts* 47,901 — — 47,901
Total $6,090,817,685 $24,269,378 $— $6,115,087,063
1 1 1 1 1
Social Choice Low Carbon Equity
Long-Term Investments
:
Common stocks $1,194,639,049 $— $— $1,194,639,049
Short-Term Investments
:
Repurchase agreement — 3,615,000 — 3,615,000
Investments purchased with collateral from securities lending 500,334 — — 500,334
Investments in Derivatives
:
Futures contracts* 18,547 — — 18,547
Total $1,195,157,930 $3,615,000 $— $1,198,772,930
1 1 1 1 1
Emerging Markets Equity
Long-Term Investments
:
Common stocks $464,542,581 $1,050,764,827 $223 $1,515,307,631
Rights/Warrants — 10,009 — 10,009
FOREIGN CURRENCY* — — — —
Short-Term Investments
:
Government agency debt — 3,742,416 — 3,742,416
Repurchase agreement — 29,240,000 — 29,240,000
Treasury debt — 16,905,191 — 16,905,191
Investments purchased with collateral from securities lending 797,202 — — 797,202
Total $465,339,783 $1,100,662,443 $223 $1,566,002,449
1 1 1 1 1
International Equity
Long-Term Investments
:
Common stocks $590,526,612 $6,132,493,770 $— $6,723,020,382
Short-Term Investments
:
Government agency debt — 3,742,417 — 3,742,417
Repurchase agreement — 26,349,000 — 26,349,000
Treasury debt — 9,938,414 — 9,938,414
Total $590,526,612 $6,172,523,601 $— $6,763,050,213
1 1 1 1 1

Fund Level 1 Level 2 Level 3 Total
International Opportunities
Long-Term Investments
:
Common stocks $599,513,854 $1,740,701,105 $1,536 $2,340,216,495
Rights/Warrants — 16,162 — 16,162
Short-Term Investments
:
Government agency debt — 3,742,416 — 3,742,416
Repurchase agreement — 7,522,000 — 7,522,000
Investments purchased with collateral from securities lending 186,707 — — 186,707
Total $599,700,561 $1,751,981,683 $1,536 $2,351,683,780
1 1 1 1 1
Quant International Small-Cap Equity
Long-Term Investments
:
Common stocks $129,233,382 $1,077,134,593 $6,653 $1,206,374,628
Investments purchased with collateral from securities lending 2,473,441 — — 2,473,441
Total $131,706,823 $1,077,134,593 $6,653 $1,208,848,069
1 1 1 1 1
Social Choice International Equity
Long-Term Investments
:
Common stocks $8,423,341 $1,537,900,007 $— $1,546,323,348
Short-Term Investments
:
Repurchase agreement — 14,998,000 — 14,998,000
Treasury debt — 1,992,399 — 1,992,399
Investments purchased with collateral from securities lending 6,007,931 — — 6,007,931
Investments in Derivatives
:
Futures contracts* 45,264 — — 45,264
Total $14,476,536 $1,554,890,406 $— $1,569,366,942
1 1 1 1 1
Equity Index
Long-Term Investments
:
Common stocks $41,259,791,748 $— $222,251 $41,260,013,999
Rights/Warrants — — 60,057 60,057
Short-Term Investments
:
Government agency debt — 26,892,591 — 26,892,591
Repurchase agreement — 260,869,000 — 260,869,000
Treasury debt — 84,685,356 — 84,685,356
Investments purchased with collateral from securities lending 115,366,357 — — 115,366,357
Investments in Derivatives
:
Futures contracts* (2,057,811) — — (2,057,811)
Total $41,373,100,294 $372,446,947 $282,308 $41,745,829,549
1 1 1 1 1
Large-Cap Growth Index
Long-Term Investments
:
Common stocks $12,160,129,282 $— $— $12,160,129,282
Short-Term Investments
:
Government agency debt — 742,893 — 742,893
Investments purchased with collateral from securities lending 680,529 — — 680,529
Total $12,160,809,811 $742,893 $— $12,161,552,704
1 1 1 1 1
Large-Cap Value Index
Long-Term Investments
:
Common stocks $8,815,090,292 $— $432 $8,815,090,724
Short-Term Investments
:
Repurchase agreement — 9,152,000 — 9,152,000
Investments purchased with collateral from securities lending 11,611,531 — — 11,611,531
Total $8,826,701,823 $9,152,000 $432 $8,835,854,255
1 1 1 1 1
S&P 500 Index
Long-Term Investments
:
Common stocks $8,975,103,336 $— $— $8,975,103,336
Short-Term Investments
:
Government agency debt — 2,993,933 — 2,993,933
Repurchase agreement — 28,937,000 — 28,937,000
Treasury debt — 61,788,368 — 61,788,368
Investments purchased with collateral from securities lending 1,848,978 — — 1,848,978
Investments in Derivatives
:
Futures contracts* 1,734,151 — — 1,734,151
Total $8,978,686,465 $93,719,301 $— $9,072,405,766
1 1 1 1 1

Notes to Portfolio of Investments
(Unaudited) (continued)

Fund Level 1 Level 2 Level 3 Total
Small-Cap Blend Index
Long-Term Investments
:
Common stocks $3,244,944,491 $— $227,310 $3,245,171,801
Rights/Warrants — — 29,517 29,517
Short-Term Investments
:
Repurchase agreement — 8,307,000 — 8,307,000
Investments purchased with collateral from securities lending 103,489,988 — — 103,489,988
Investments in Derivatives
:
Futures contracts* (78,958) — — (78,958)
Total $3,348,355,521 $8,307,000 $256,827 $3,356,919,348
1 1 1 1 1
Emerging Markets Equity Index
Long-Term Investments
:
Corporate bonds $— $19,647 $— $19,647
Common stocks 636,348,993 5,000,278,104 15,280 5,636,642,377
Rights/Warrants — 2,834,331 — 2,834,331
Short-Term Investments
:
Government agency debt — 748,483 — 748,483
Repurchase agreement — 25,796,000 — 25,796,000
Treasury debt — 53,116,321 — 53,116,321
Investments purchased with collateral from securities lending 8,285,371 — — 8,285,371
Investments in Derivatives
:
Futures contracts* (1,087,119) — — (1,087,119)
Total $643,547,245 $5,082,792,886 $15,280 $5,726,355,411
1 1 1 1 1
International Equity Index
Long-Term Investments
:
Common stocks $147,684,208 $22,342,743,755 $—** $22,490,427,963
Rights/Warrants — 138,285 — 138,285
Short-Term Investments
:
Government agency debt — 24,501,617 — 24,501,617
Repurchase agreement — 16,645,000 — 16,645,000
Treasury debt — 108,377,891 — 108,377,891
Investments purchased with collateral from securities lending 11,829,265 — — 11,829,265
Investments in Derivatives
:
Futures contracts* 1,224,885 — — 1,224,885
Total $160,738,358 $22,492,406,548 $— $22,653,144,906
1 1 1 1 1
Emerging Markets Debt
Long-Term Investments
:
Bank loan obligations $— $1,824,479 $— $1,824,479
Corporate bonds — 220,228,700 — 220,228,700
Government bonds — 247,968,987 — 247,968,987
Structured assets — — 2,577,900 2,577,900
Common stocks 3,163,335 10,863,353 — 14,026,688
Short-Term Investments
:
Repurchase agreement — 6,675,000 — 6,675,000
Treasury debt — 1,992,399 — 1,992,399
Investments purchased with collateral from securities lending 7,379,742 — — 7,379,742
Investments in Derivatives
:
Forward foreign currency contracts* — 92,364 — 92,364
Total $10,543,077 $489,645,282 $2,577,900 $502,766,259
1 1 1 1 1
International Bond
Long-Term Investments
:
Bank loan obligations $— $1,056,465 $— $1,056,465
Corporate bonds — 83,326,937 719,076 84,046,013
Government bonds — 278,508,721 — 278,508,721
Structured assets — 20,823,629 — 20,823,629
Short-Term Investments
:
Commercial paper — 9,997,030 — 9,997,030
Government agency debt — 3,575,476 — 3,575,476
Treasury debt — 1,761,494 — 1,761,494
Investments purchased with collateral from securities lending 642,682 — — 642,682
Investments in Derivatives
:
Forward foreign currency contracts* — 3,163,930 — 3,163,930
Total $642,682 $402,213,682 $719,076 $403,575,440
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

** Value equals zero as of the end of the reporting period.
A12448-A (3/24)